UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22027

                                     FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                       Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                          Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code:  856-528-3500

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 63.4%
Consumer, Cyclical — 10.5%
Darden Restaurants, Inc.	8,000	$798,880
Deckers Outdoor Corp.*	6,500	831,675
McDonald’s Corp.	4,600	816,822
O’Reilly Automotive, Inc.*	2,380	819,505
TJX Cos, Inc. (The)	15,400	688,996
WW Grainger, Inc.	600	169,416

		4,125,294

Consumer, Non-cyclical — 14.3%
Automatic Data
Processing, Inc.	6,200	812,944
Baxter International, Inc.	11,400	750,348
Cintas Corp.	4,450	747,556
CVS Health Corp.	1	57
Eli Lilly & Co.	7,800	902,616
Estee Lauder Cos, Inc. (The), Class A	5,900	767,590
Euronet Worldwide, Inc.*	8,200	839,516
WellCare Health Plans, Inc.*	3,400	802,706

		5,623,333

Financial — 5.7%
Comerica, Inc.	10,700	734,983
JPMorgan Chase & Co.	7,500	732,150
Progressive Corp. (The)	13,000	784,290

		2,251,423

Industrial — 6.4%
Alarm.com Holdings, Inc.*	11,700	606,879
Exponent, Inc.	6,000	304,260
Norfolk Southern Corp.	5,100	762,654
Waste Management, Inc.	9,700	863,203

		2,536,996

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — 5.0%
Cadence Design Systems, Inc.*	18,700	$813,076
Silicon Laboratories, Inc.*	4,000	315,240
VMware, Inc., Class A	5,400	740,502
Workday, Inc., Class A*	500	79,840

		1,948,658

Utilities — 21.5%
American States Water Co.	12,300	824,592
Atmos Energy Corp.	8,500	788,120
California Water Service Group	7,500	357,450
IDACORP, Inc.	8,400	781,704
MGE Energy, Inc.	2,150	128,914
New Jersey Resources Corp.	17,400	794,658
NextEra Energy, Inc.	4,700	816,954
OGE Energy Corp.	21,500	842,585
Southwest Gas Holdings, Inc.	9,000	688,500
UGI Corp.	14,800	789,580
Vectren Corp.	11,300	813,374
WEC Energy Group, Inc.	11,800	817,268

		8,443,699

TOTAL COMMON STOCKS (Cost $25,245,018)		24,929,403

TOTAL INVESTMENTS - 63.4% (Cost $25,245,018)		$24,929,403
OTHER ASSETS IN EXCESS OF LIABILITIES - 36.6%		14,407,422

NET ASSETS - 100.0%		$39,336,825

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Arabesque Systematic USA Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,929,403	$24,929,403	$ —	$ —

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2018, there were no transfers between Levels.

3

ARABESQUE SYSTEMATIC USA FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

B. Federal Tax Cost:

As of the December 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$25,245,018

Gross unrealized appreciation	$799,831
Gross unrealized depreciation	(1,115,446)

Net unrealized depreciation	$(315,615)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 119.9%
COMMON STOCKS — 119.9%
Automobiles & Components — 2.5%
American Axle & Manufacturing Holdings, Inc.(a)*	78,139	$867,343
BorgWarner, Inc.†(a)	59,282	2,059,457
Dana, Inc.†	149,608	2,039,157
Delphi Technologies PLC (Jersey)†	64,197	919,301
Fiat Chrysler Automobiles NV (Netherlands)(a)*	130,037	1,880,335
Ford Motor Co.†	660,096	5,049,734
Garrett Motion, Inc.*	8,535	105,322
General Motors Co.†(b)	120,045	4,015,505
Goodyear Tire & Rubber Co. (The)†(a)	58,160	1,187,046
Harley-Davidson, Inc.(a)	36,069	1,230,674
Lear Corp.(b)	8,808	1,082,151
Tenneco, Inc., Class A†(a)	61,962	1,697,139
Thor Industries, Inc.(a)	29,654	1,542,008
Tower International, Inc.(a)	5,313	126,449

		23,801,621

Capital Goods — 19.8%
3M Co.†(b)	32,874	6,263,812
A.O. Smith Corp.†(a)	51,087	2,181,415
Actuant Corp., Class A(a)	21,747	456,470
AECOM(a)*	97,292	2,578,238
Aegion Corp.(a)*	2,400	39,168
Allison Transmission Holdings, Inc.†(b)	81,009	3,557,105
Altra Industrial Motion Corp.†	145,008	3,646,951
AMETEK, Inc.†	44,913	3,040,610
Applied Industrial Technologies, Inc.(b)	17,813	960,833
Arconic, Inc.†(a)	130,182	2,194,869
Argan, Inc.†(a)	5,905	223,445
Armstrong World Industries, Inc.(b)	4,927	286,801
Atkore International Group, Inc.†*	56,053	1,112,092
BMC Stock Holdings, Inc.(a)*	14,546	225,172
Boeing Co. (The)†	7,776	2,507,760
Caterpillar, Inc.†	23,402	2,973,692
Colfax Corp.†(a)*	109,847	2,295,802
Columbus McKinnon Corp.(a)	6,401	192,926
Continental Building Products, Inc.†(a)*	27,968	711,786
Cummins, Inc.†(a)(b)	46,724	6,244,195
Dover Corp.†	32,480	2,304,456

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)(b)	91,000	$6,248,060
Emerson Electric Co.†	84,425	5,044,394
EnPro Industries, Inc.(a)	4,294	258,069
Esterline Technologies Corp.†*	8,744	1,061,959
Flowserve Corp.(a)	24,658	937,497
Fluor Corp.†(a)	56,989	1,835,046
Fortive Corp.(a)	24,729	1,673,164
Fortune Brands Home & Security, Inc.(a)	36,606	1,390,662
Gardner Denver Holdings, Inc.†(b)*	106,074	2,169,213
Generac Holdings, Inc.(a)*	8,272	411,118
General Electric Co.†	189,532	1,434,757
Gibraltar Industries, Inc.†(a)*	9,388	334,119
Global Brass & Copper Holdings, Inc.	75	1,886
GrafTech International Ltd.†(a)	245,738	2,811,243
Harsco Corp.†(a)*	26,189	520,114
Hexcel Corp.(a)	2,259	129,531
Hillenbrand, Inc.†	41,490	1,573,716
Honeywell International, Inc.†	89,655	11,845,219
Hubbell, Inc.†(a)	28,997	2,880,562
Huntington Ingalls Industries, Inc.†	23,493	4,470,953
Illinois Tool Works, Inc.†(a)(b)	52,825	6,692,399
Ingersoll-Rand PLC (Ireland)†	53,465	4,877,612
ITT, Inc.(a)(b)	35,005	1,689,691
Jacobs Engineering Group, Inc.†(a)(b)	67,943	3,971,948
Johnson Controls International PLC (Ireland)†	191,575	5,680,199
Kadant, Inc.(a)	262	21,343
Kaman Corp.(a)	9,283	520,683
Kennametal, Inc.†	15,662	521,231
L3 Technologies, Inc.	4,402	764,451
Lincoln Electric Holdings, Inc.†(a)	19,308	1,522,436
Lockheed Martin Corp.†(b)	32,043	8,390,139
Manitowoc Co., Inc. (The)†(a)*	31,721	468,519
Masco Corp.†(b)	193,994	5,672,385
Meritor, Inc.†(a)*	175,538	2,968,348
Milacron Holdings Corp.†(a)*	38,881	462,295
National Presto Industries, Inc.(a)	4,166	487,089
Nexeo Solutions, Inc.(a)*	13,024	111,876
nVent Electric PLC (Ireland)†	22,176	498,073
Oshkosh Corp.(b)	52,725	3,232,570
Parker-Hannifin Corp.(b)	36,096	5,383,357
Pentair PLC (Ireland)†	43,684	1,650,382
Raytheon Co.†(b)	67,994	10,426,880

See accompanying Notes to the Quarterly Portfolio of Investments.

1

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Automation, Inc.†(a)	25,791	$3,881,030
Snap-on, Inc.(a)	17,334	2,518,457
Spirit AeroSystems Holdings, Inc., Class A	34,287	2,471,750
SPX FLOW, Inc.(b)*	8,507	258,783
Systemax, Inc.(a)	14,514	346,739
Teledyne Technologies, Inc.†(a)*	4,342	899,098
Textron, Inc.†(a)	55,695	2,561,413
TransDigm Group, Inc.(a)*	4,328	1,471,780
Trex Co., Inc.(a)*	14,123	838,341
United Technologies Corp.†	84,364	8,983,079
Valmont Industries, Inc.(a)	6,003	666,033
Wabash National Corp.†(a)	34,248	447,964
Watts Water Technologies, Inc., Class A	629	40,589
WESCO International, Inc.(b)*	25,593	1,228,464
WW Grainger, Inc.(a)	11,987	3,384,649

		187,040,955

Commercial & Professional Services — 3.2%
ABM Industries, Inc.(a)	21,759	698,681
CBIZ, Inc.*	8,635	170,110
Cintas Corp.†	6,989	1,174,082
Deluxe Corp.†(a)	29,850	1,147,434
Dun & Bradstreet Corp. (The)†	16,107	2,299,113
FTI Consulting, Inc.†(a)*	45,685	3,044,448
Heidrick & Struggles International, Inc.(a)	6,384	199,117
ICF International, Inc.†	917	59,403
KAR Auction Services, Inc.†	18,720	893,318
Kforce, Inc.	5,914	182,861
Knoll, Inc.	90	1,483
ManpowerGroup, Inc.†(a)	38,906	2,521,109
Matthews International Corp., Class A(a)	3,680	149,482
Navigant Consulting, Inc.(a)	16,004	384,896
Nielsen Holdings PLC (United Kingdom)†(a)	70,613	1,647,401
Republic Services, Inc.†(b)	66,551	4,797,662
Robert Half International, Inc.†	42,562	2,434,546
SP Plus Corp.*	21,103	623,383
Tetra Tech, Inc.(b)	45,222	2,341,143
TriNet Group, Inc.(b)*	17,955	753,212
Verisk Analytics, Inc.†*	5,244	571,806

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.(b)	41,944	$3,732,597

		29,827,287

Consumer Durables & Apparel — 3.2%
Acushnet Holdings Corp.(a)	5,902	124,355
Callaway Golf Co.†(a)	136,769	2,092,566
Capri Holdings Ltd. (British Virgin Islands)†*	105,661	4,006,665
Cavco Industries, Inc.†(a)*	2,642	344,464
Crocs, Inc.†(a)*	77,411	2,011,138
Fossil Group, Inc.(a)(b)*	132,716	2,087,623
Garmin Ltd. (Switzerland)†(b)	101,711	6,440,341
Johnson Outdoors, Inc., Class A(a)	748	43,938
Leggett & Platt, Inc.(a)	46,170	1,654,733
Lululemon Athletica, Inc.(a)*	2,538	308,646
Mohawk Industries, Inc.†*	19,113	2,235,456
Movado Group, Inc.(a)	4,251	134,417
Newell Brands, Inc.(a)	83,850	1,558,772
Oxford Industries, Inc.(a)	8,125	577,200
PVH Corp.†	17,184	1,597,253
Skechers U.S.A., Inc., Class A(a)(b)*	92,379	2,114,555
Sturm Ruger & Co., Inc.(a)	2,333	124,162
Tapestry, Inc.†	33,989	1,147,129
Tupperware Brands Corp.	491	15,501
Whirlpool Corp.†(a)	18,288	1,954,439

		30,573,353

Consumer Services — 4.4%
Adtalem Global Education, Inc.(a)*	2,994	141,676
Aramark†(a)	128,594	3,725,368
BJ’s Restaurants, Inc.(a)	34,966	1,768,231
Boyd Gaming Corp.(b)	24,478	508,653
Brinker International, Inc.(a)	16,083	707,330
Career Education Corp.*	1,770	20,213
Carnival Corp. (Panama)†	97,776	4,820,357
Choice Hotels International, Inc.(a)	29,328	2,099,298
Darden Restaurants, Inc.(b)	1,270	126,822
Dine Brands Global, Inc.†(a)	4,196	282,559
frontdoor, Inc.(a)*	55,182	1,468,393
Graham Holdings Co., Class B†	2,098	1,343,937
Grand Canyon Education, Inc.†*	17,222	1,655,723
Hilton Worldwide Holdings, Inc.†(a)	19,723	1,416,111
International Game Technology PLC (United Kingdom)(a)	86,861	1,270,776
Las Vegas Sands Corp.(b)	29,331	1,526,679
Marriott International, Inc., Class A	3,570	387,559

See accompanying Notes to the Quarterly Portfolio of Investments.

2

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	49,454	$8,781,547
SeaWorld Entertainment, Inc.(a)(b)*	108,803	2,403,458
Stars Group, Inc. (The) (Canada)(b)*	44,009	727,029
Weight Watchers International, Inc.*	8,105	312,448
Yum! Brands, Inc.†	67,029	6,161,306

		41,655,473

Energy — 3.3%
Cameco Corp. (Canada)†	22,428	254,558
Cenovus Energy, Inc. (Canada)	235,026	1,652,233
CONSOL Energy, Inc.†*	9,911	314,278
Core Laboratories NV (Netherlands)	3,871	230,944
CVR Energy, Inc.(a)	53,197	1,834,233
Delek US Holdings, Inc.†(a)	57,670	1,874,852
Enbridge, Inc. (Canada)	36,951	1,148,437
Frank’s International NV (Netherlands)(a)*	27,464	143,362
FTS International, Inc.†*	133,938	952,299
Halliburton Co.†(a)(b)	82,297	2,187,454
Helix Energy Solutions Group, Inc.(a)*	151,342	818,760
HollyFrontier Corp.†(b)	21,558	1,102,045
Kinder Morgan, Inc.†	187,651	2,886,072
Mammoth Energy Services, Inc.†(a)	67,456	1,212,859
Matrix Service Co.(a)*	6,752	121,131
Nabors Industries Ltd. (Bermuda)(a)	252,439	504,878
National Oilwell Varco, Inc.(a)	107,894	2,772,876
Oceaneering International, Inc.(a)*	53,432	646,527
Precision Drilling Corp. (Canada)(a)*	173,032	301,076
ProPetro Holding Corp.(a)*	124,247	1,530,723
Renewable Energy Group, Inc.(a)*	70,242	1,805,219
RPC, Inc.(a)	143,438	1,415,733
Schlumberger Ltd. (Curacao)(b)	52,336	1,888,283
SEACOR Holdings, Inc.†*	4,961	183,557
TechnipFMC PLC (United Kingdom)†(b)	101,332	1,984,081
Tidewater, Inc.*	8,837	169,052
Williams Cos., Inc. (The)†	61,992	1,366,924

		31,302,446

Food & Staples Retailing — 2.4%
Casey’s General Stores, Inc.(a)	6,566	841,367
Kroger Co. (The)†	24,092	662,530
Sysco Corp.†(b)	91,837	5,754,506
Walgreens Boots Alliance, Inc.(a)(b)	100,480	6,865,798
Walmart, Inc.†(b)	84,401	7,861,953

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Weis Markets, Inc.(a)	6,158	$294,229

		22,280,383

Food, Beverage & Tobacco — 8.0%
Altria Group, Inc.†(a)	231,733	11,445,293
Archer-Daniels-Midland Co.†	110,600	4,531,282
Coca-Cola Co. (The)†	71,838	3,401,529
Constellation Brands, Inc., Class A†(b)	61,744	9,929,670
General Mills, Inc.†(a)	101,706	3,960,432
Hershey Co. (The)†	23,787	2,549,491
Hormel Foods Corp.(a)	29,867	1,274,724
Kellogg Co.(a)	44,453	2,534,266
Kraft Heinz Co. (The)†(a)(b)	142,563	6,135,912
Lamb Weston Holdings, Inc.	4,127	303,582
Molson Coors Brewing Co., Class B†	39,457	2,215,905
Mondelez International, Inc., Class A†(b)	46,980	1,880,609
PepsiCo, Inc.†	65,757	7,264,833
Philip Morris International, Inc.†(b)	96,271	6,427,052
Pilgrim’s Pride Corp.†(a)(b)*	179,681	2,786,852
Post Holdings, Inc.(a)*	34,715	3,094,148
Tyson Foods, Inc., Class A†(b)	96,708	5,164,207
Universal Corp.(a)	2,748	148,804
Vector Group Ltd.(a)	103,191	1,004,048

		76,052,639

Health Care Equipment & Services — 8.4%
Abbott Laboratories†	17,693	1,279,735
AMN Healthcare Services, Inc.(a)*	4,476	253,610
athenahealth, Inc.†(a)*	2,720	358,850
Avanos Medical, Inc.(a)(b)*	32,434	1,452,719
Baxter International, Inc.†	21,252	1,398,807
Becton Dickinson and Co.†(b)	21,219	4,781,065
Cardinal Health, Inc.(b)	79,829	3,560,373
Cerner Corp.(a)*	14,581	764,628
Cigna Corp.†	29,304	5,565,416
CONMED Corp.†	5,151	330,694
Cooper Cos., Inc. (The)(a)	984	250,428
CVS Health Corp.	62,940	4,123,829
Danaher Corp.†	8,019	826,919
DaVita, Inc.*	21,582	1,110,610
DENTSPLY SIRONA, Inc.†(b)	53,414	1,987,535
Globus Medical, Inc., Class A†*	31,938	1,382,277
Haemonetics Corp.†*	6,232	623,512

See accompanying Notes to the Quarterly Portfolio of Investments.

3

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.†	34,274	$4,265,399
Henry Schein, Inc.(a)*	21,023	1,650,726
Hill-Rom Holdings, Inc.†	33,803	2,993,256
HMS Holdings Corp.(a)*	45,797	1,288,270
ICU Medical, Inc.†(b)*	3,395	779,594
Integer Holdings Corp.†*	44,311	3,379,157
Integra LifeSciences Holdings Corp.(a)*	27,098	1,222,120
Laboratory Corp. of America Holdings†(b)*	46,938	5,931,086
LivaNova PLC (United Kingdom)†(a)*	38,061	3,481,440
Masimo Corp.†*	11,336	1,217,146
McKesson Corp.†	30,100	3,325,147
MEDNAX, Inc.†(a)*	37,197	1,227,501
Medtronic PLC (Ireland)†	94,004	8,550,604
NextGen Healthcare, Inc.(a)*	19,628	297,364
Quest Diagnostics, Inc.†(a)	25,153	2,094,490
Quidel Corp.†(a)*	16,442	802,698
ResMed, Inc.†(b)	20,829	2,371,798
Select Medical Holdings Corp.*	354	5,434
STERIS PLC (United Kingdom)†(a)	18,405	1,966,574
Tenet Healthcare Corp.†(a)*	47,964	822,103
Tivity Health, Inc.(a)*	9,780	242,642
Universal Health Services, Inc., Class B†	716	83,457
Veeva Systems, Inc., Class A(a)*	9,723	868,458
West Pharmaceutical Services, Inc.	2,451	240,272

		79,157,743

Household & Personal Products — 2.7%
Avon Products, Inc.(b)*	163,342	248,280
Church & Dwight Co., Inc.(b)	48,067	3,160,886
Clorox Co. (The)	8,331	1,284,140
Colgate-Palmolive Co.†(b)	92,932	5,531,313
Edgewell Personal Care Co.(a)*	73,324	2,738,651
Kimberly-Clark Corp.†	40,322	4,594,289
Procter & Gamble Co. (The)†(b)	85,395	7,849,508

		25,407,067

Materials — 3.8%
Ashland Global Holdings, Inc.†	48,694	3,455,326
Berry Global Group, Inc.†(b)*	24,572	1,167,907
Celanese Corp.†(a)	29,612	2,664,192
Chemours Co. (The)†(a)	105,964	2,990,304
Domtar Corp.†	39,437	1,385,422

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Eagle Materials, Inc.†(b)	33,845	$2,065,560
FMC Corp.†(a)	35,859	2,652,132
FutureFuel Corp.(a)	5,171	82,012
Greif, Inc., Class A(a)	9,662	358,557
HB Fuller Co.(a)	36,121	1,541,283
International Paper Co.†	4,553	183,759
Kraton Corp.†(a)*	44,397	969,630
Kronos Worldwide, Inc.(a)	74,066	853,240
Methanex Corp. (Canada)†	14,344	690,950
Norbord, Inc. (Canada)	8,776	233,354
PolyOne Corp.†(a)(b)	21,304	609,294
RPM International, Inc.†(a)	20,717	1,217,745
Scotts Miracle-Gro Co. (The)(a)	40,884	2,512,731
Verso Corp., Class A(a)(b)*	71,433	1,600,099
Westlake Chemical Corp.†(a)	48,356	3,199,717
Westrock Co.(a)	145,600	5,497,856

		35,931,070

Media & Entertainment — 6.7%
Activision Blizzard, Inc.†	38,485	1,792,246
Alphabet, Inc., Class A†(a)*	9,954	10,401,532
ANGI Homeservices, Inc., Class A(a)*	10,218	164,203
Cars.com, Inc.(a)*	84,602	1,818,943
Comcast Corp., Class A†	108,569	3,696,774
Discovery, Inc., Class A*	946	23,404
DISH Network Corp., Class A†(a)*	130,768	3,265,277
Electronic Arts, Inc.†*	95,700	7,551,687
Facebook, Inc., Class A†*	55,476	7,272,349
Gannett Co., Inc.(a)	36,962	315,286
Gray Television, Inc.†(a)*	56,178	828,064
IAC/InterActiveCorp.†(b)*	21,250	3,889,600
Interpublic Group of Cos., Inc. (The)†	109,991	2,269,114
Loral Space & Communications, Inc.*	2,884	107,429
Marcus Corp. (The)(a)	7,249	286,336
MSG Networks, Inc., Class A†(a)*	16,851	397,010
New Media Investment Group, Inc.(a)	5,811	67,233
News Corp., Class A(b)	197,700	2,243,895
Omnicom Group, Inc.(a)(b)	41,976	3,074,322
QuinStreet, Inc.(a)*	25,522	414,222
TEGNA, Inc.†(a)	114,497	1,244,582
Tribune Media Co., Class A	7,629	346,204
TripAdvisor, Inc.†(a)*	59,761	3,223,508
Twenty-First Century Fox, Inc., Class A	11,837	569,596
Viacom, Inc., Class B†(a)	102,605	2,636,948

See accompanying Notes to the Quarterly Portfolio of Investments.

4

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Walt Disney Co. (The)†	45,611	$5,001,246

		62,901,010

Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
AbbVie, Inc.†	35,590	3,281,042
Agilent Technologies, Inc.†	25,960	1,751,262
Amgen, Inc.†	19,512	3,798,401
Biogen, Inc.†*	13,190	3,969,135
Bio-Rad Laboratories, Inc., Class A*	286	66,415
Bristol-Myers Squibb Co.†	51,871	2,696,255
Bruker Corp.†	30,411	905,335
Celgene Corp.†(b)*	120,715	7,736,624
Charles River Laboratories International, Inc.*	3,468	392,508
Corcept Therapeutics, Inc.(a)*	21,464	286,759
Eli Lilly & Co.†	40,273	4,660,392
Emergent BioSolutions, Inc.(a)*	2,676	158,633
Enanta Pharmaceuticals, Inc.(a)*	8,782	622,029
Exelixis, Inc.(a)*	47,116	926,772
Genomic Health, Inc.*	5,133	330,617
Gilead Sciences, Inc.†	91,879	5,747,031
Innoviva, Inc.(a)*	105,035	1,832,861
Jazz Pharmaceuticals PLC (Ireland)†*	3,350	415,266
Johnson & Johnson†	41,651	5,375,062
Ligand Pharmaceuticals, Inc.(a)*	5,681	770,912
Mallinckrodt PLC (Ireland)*	19,443	307,199
Medpace Holdings, Inc.†(a)*	39,506	2,091,053
Merck & Co., Inc.†	68,484	5,232,862
Mylan NV (Netherlands)†*	95,564	2,618,454
Nektar Therapeutics(a)*	52,042	1,710,621
Neurocrine Biosciences, Inc.*	5,152	367,904
Pfizer, Inc.†	61,633	2,690,280
PRA Health Sciences, Inc.†(a)(b)*	13,275	1,220,769
Prestige Consumer Healthcare, Inc.(a)*	3,092	95,481
QIAGEN NV (Netherlands)†*	61,189	2,107,961
Regeneron Pharmaceuticals, Inc.(b)*	1,784	666,324
REGENXBIO, Inc.(a)*	14,120	592,334
Repligen Corp.(a)*	4,277	225,569
Supernus Pharmaceuticals, Inc.(a)*	6,496	215,797
Thermo Fisher Scientific, Inc.†(b)	7,500	1,678,425
Waters Corp.(a)(b)*	2,981	562,366
Zoetis, Inc.†	12,543	1,072,928

		69,179,638

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 10.2%
Advance Auto Parts, Inc.†(b)	46,471	$7,317,324
Amazon.com, Inc.†(b)*	7,631	11,461,533
Ascena Retail Group, Inc.*	102,580	257,476
AutoZone, Inc.†(b)*	6,916	5,797,959
Bed Bath & Beyond, Inc.(a)	232,958	2,637,085
Best Buy Co., Inc.(a)(b)	19,174	1,015,455
Booking Holdings, Inc.†*	3,779	6,509,025
Core-Mark Holding Co., Inc.†(a)	24,978	580,738
Dollar General Corp.(b)	30,419	3,287,686
Dollar Tree, Inc.(b)*	384	34,683
eBay, Inc.†*	273,006	7,663,278
Etsy, Inc.†(a)*	90,507	4,305,418
Foot Locker, Inc.(a)	9,348	497,314
Genuine Parts Co.†(a)(b)	40,416	3,880,744
Group 1 Automotive, Inc.(a)	18,449	972,631
Home Depot, Inc. (The)†	26,271	4,513,883
Kohl’s Corp.(a)(b)	51,966	3,447,424
Lithia Motors, Inc., Class A(a)	32,742	2,499,197
Lowe’s Cos., Inc.(b)	53,690	4,958,808
Nordstrom, Inc.(a)	31,241	1,456,143
Nutrisystem, Inc.(a)	40,776	1,789,251
Office Depot, Inc.†(a)	485,640	1,252,951
O’Reilly Automotive, Inc.†(a)*	4,321	1,487,850
PetMed Express, Inc.(a)	24,365	566,730
Qurate Retail, Inc.(a)(b)*	207,697	4,054,245
RH(a)*	1,962	235,087
Ross Stores, Inc.†(b)	30,342	2,524,454
Shoe Carnival, Inc.(a)	5,928	198,647
Signet Jewelers Ltd. (Bermuda)(a)	16,932	537,930
Tailored Brands, Inc.(a)	135,123	1,843,078
Target Corp.(b)	1,727	114,137
TJX Cos., Inc. (The)†(b)	118,787	5,314,530
Tractor Supply Co.†	26,410	2,203,650
Urban Outfitters, Inc.(b)*	30,926	1,026,743

		96,243,087

Semiconductors & Semiconductor Equipment — 5.7%
Advanced Energy Industries, Inc.(a)(b)*	33,942	1,457,130
Analog Devices, Inc.†(b)	16,742	1,436,966
Applied Materials, Inc.†(b)	247,694	8,109,502
Cohu, Inc.†	10,840	174,199
Cypress Semiconductor Corp.†(a)	131,995	1,678,976
Diodes, Inc.†(a)*	52,519	1,694,263
Intel Corp.†(b)	56,019	2,628,972

See accompanying Notes to the Quarterly Portfolio of Investments.

5

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.†(a)	47,106	$4,215,516
Lam Research Corp.†(a)(b)	45,529	6,199,684
Micron Technology, Inc.†*	407,796	12,939,367
MKS Instruments, Inc.†	29,114	1,881,056
Nanometrics, Inc.(a)*	69,070	1,887,683
ON Semiconductor Corp.†(a)*	229,574	3,790,267
Photronics, Inc.*	6,881	66,608
QUALCOMM, Inc.†	22,736	1,293,906
Semtech Corp.(a)*	5,393	247,377
Silicon Laboratories, Inc.*	486	38,302
Skyworks Solutions, Inc.	2,142	143,557
SMART Global Holdings, Inc. (Cayman Islands)(a)*	24,936	740,599
Texas Instruments, Inc.†	27,276	2,577,582
Versum Materials, Inc.(a)	21,313	590,796

		53,792,308

Software & Services — 11.2%
Accenture PLC, Class A (Ireland)†(b)	34,404	4,851,308
Akamai Technologies, Inc.†*	28,728	1,754,706
Alliance Data Systems Corp.(a)(b)	8,330	1,250,166
ANSYS, Inc.†*	7,772	1,110,930
Appfolio, Inc., Class A†(a)*	16,300	965,286
Aspen Technology, Inc.†*	28,559	2,346,979
Automatic Data Processing, Inc.†	21,069	2,762,567
Avaya Holdings Corp.(a)*	31,691	461,421
Blackbaud, Inc.(a)	14,253	896,514
Booz Allen Hamilton Holding Corp.†(a)	56,577	2,549,925
Broadridge Financial Solutions, Inc.†	6,190	595,788
Cardtronics PLC, Class A (United Kingdom)†(a)*	45,279	1,177,254
CDK Global, Inc.†(a)	63,291	3,030,373
CGI Group, Inc., Class A (Canada)†*	20,483	1,253,355
Cision Ltd. (Cayman Islands)(a)*	55,331	647,373
Citrix Systems, Inc.†	29,555	3,028,205
CommVault Systems, Inc.*	4,108	242,742
CoreLogic, Inc.*	250	8,355
Descartes Systems Group, Inc. (The) (Canada)*	1,003	26,539
DXC Technology Co.†(a)(b)	111,492	5,928,030
Endurance International Group Holdings, Inc.(a)*	42,011	279,373
Euronet Worldwide, Inc.*	128	13,105
Fair Isaac Corp.†*	11,251	2,103,937

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
FleetCor Technologies, Inc.(a)*	2,582	$479,529
Fortinet, Inc.†(b)*	67,914	4,783,183
Globant SA (Luxembourg)*	19,081	1,074,642
GoDaddy, Inc., Class A†*	18,565	1,218,235
International Business Machines Corp.†(b)	81,605	9,276,040
j2 Global, Inc.(a)	14,513	1,006,912
Jack Henry & Associates, Inc.(a)	4,569	578,070
Leidos Holdings, Inc.†(a)	38,717	2,041,160
Manhattan Associates, Inc.†(a)*	15,997	677,793
Mastercard, Inc., Class A†	7,300	1,377,145
MAXIMUS, Inc.	10,368	674,853
Microsoft Corp.†	44,536	4,523,522
Monotype Imaging Holdings, Inc.(a)	12,297	190,849
NIC, Inc.(a)	53,242	664,460
Nuance Communications, Inc.(a)*	158,807	2,101,017
Open Text Corp. (Canada)†(a)	44,844	1,461,914
Oracle Corp.†(b)	80,483	3,633,807
Paychex, Inc.†	61,950	4,036,042
Paycom Software, Inc.(a)*	19,947	2,442,510
PayPal Holdings, Inc.†*	90,763	7,632,261
Progress Software Corp.†(a)(b)	50,867	1,805,270
Qualys, Inc.(a)*	29,914	2,235,772
Red Hat, Inc.†(b)*	19,135	3,360,871
SPS Commerce, Inc.†*	18,136	1,494,044
Sykes Enterprises, Inc.*	343	8,482
Total System Services, Inc.	1,162	94,459
Tyler Technologies, Inc.†(a)*	10,978	2,039,932
Verint Systems, Inc.(a)*	12,525	529,933
VeriSign, Inc.†*	19,393	2,875,788
Visa, Inc., Class A(b)	18,782	2,478,097
VMware, Inc., Class A	3,489	478,447
Western Union Co. (The)(a)	73,903	1,260,785

		105,820,055

Technology Hardware & Equipment — 10.1%
Amphenol Corp., Class A†	32,731	2,651,866
Apple, Inc.†	27,905	4,401,735
ARRIS International PLC (United Kingdom)†*	22,785	696,537
Avnet, Inc.(b)	10,187	367,751
AVX Corp.(a)	25,542	389,516
Belden, Inc.(a)	17,484	730,307
Casa Systems, Inc.(a)*	64,648	848,828

See accompanying Notes to the Quarterly Portfolio of Investments.

6

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cisco Systems, Inc.†	121,339	$5,257,619
Coherent, Inc.(a)*	34,814	3,680,188
CommScope Holding Co., Inc.†(a)*	197,231	3,232,616
Corning, Inc.†(a)	166,245	5,022,261
EchoStar Corp., Class A†(a)*	50,989	1,872,316
Electro Scientific Industries, Inc.†*	26,790	802,628
F5 Networks, Inc.†*	20,276	3,285,320
FLIR Systems, Inc.†(b)	101,626	4,424,796
Hewlett Packard Enterprise Co.†(b)	291,018	3,844,348
HP, Inc.†	433,932	8,878,249
Insight Enterprises, Inc.†(a)*	21,731	885,538
IPG Photonics Corp.(a)*	13,465	1,525,450
Itron, Inc.(a)*	24,018	1,135,811
Juniper Networks, Inc.†	96,075	2,585,378
Keysight Technologies, Inc.†*	13,751	853,662
Motorola Solutions, Inc.†	42,060	4,838,582
MTS Systems Corp.	9	361
NetApp, Inc.†(a)	72,170	4,306,384
OSI Systems, Inc.(a)*	11,054	810,258
Seagate Technology PLC (Ireland)†(a)	182,090	7,026,853
TE Connectivity Ltd. (Switzerland)†(b)	116,959	8,845,609
Vishay Intertechnology, Inc.(a)	128,456	2,313,493
Western Digital Corp.†(a)(b)	141,905	5,246,228
Xerox Corp.†(b)	131,988	2,608,083
Zebra Technologies Corp., Class A†(a)*	15,326	2,440,359

		95,808,930

Telecommunication Services — 2.6%
AT&T, Inc.†	31,529	899,838
CenturyLink, Inc.†(a)	327,272	4,958,171
Intelsat SA (Luxembourg)*	36,834	787,879
Rogers Communications, Inc., Class B (Canada)†	47,081	2,413,372
United States Cellular Corp.(a)*	9,698	504,005
Verizon Communications, Inc.†(a)(b)	240,723	13,533,447
Vonage Holdings Corp.(a)(b)*	149,341	1,303,747

		24,400,459

Transportation — 4.4%
Alaska Air Group, Inc.(a)(b)	34,299	2,087,094
American Airlines Group, Inc.(a)(b)	125,128	4,017,860
ArcBest Corp.(a)(b)	50,617	1,734,138
CSX Corp.†(a)	95,408	5,927,699
Echo Global Logistics, Inc.(a)*	18,530	376,715

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	67,827	$4,618,340
FedEx Corp.(b)	3,781	609,989
Forward Air Corp.	39	2,139
Genesee & Wyoming, Inc., Class A†(a)*	27,464	2,032,885
Golden Ocean Group Ltd. (Bermuda)(a)	1,082	6,665
Kirby Corp.(a)*	6,447	434,270
Landstar System, Inc.†(a)	34,404	3,291,431
Norfolk Southern Corp.†	20,370	3,046,130
Schneider National, Inc., Class B(a)(b)	134,520	2,511,488
Southwest Airlines Co.†(a)	80,586	3,745,637
United Continental Holdings, Inc.†*	62,963	5,271,892
United Parcel Service, Inc., Class B	4,567	445,420
XPO Logistics, Inc.(a)*	23,348	1,331,770

		41,491,562

TOTAL COMMON STOCKS (Cost $1,187,389,077)		1,132,667,086

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027	$785	730

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		730

TOTAL LONG POSITIONS - 119.9%		1,132,667,816

(Cost $1,187,389,862)

	Number of Shares

SHORT POSITIONS — (60.0)%
COMMON STOCKS — (60.0)%
Automobiles & Components — (1.5)%
Aptiv PLC (Jersey)	(45,160)	$(2,780,501)
Dorman Products, Inc.*	(28,937)	(2,604,909)
Fox Factory Holding Corp.*	(17,175)	(1,011,092)
Gentherm, Inc.*	(25,441)	(1,017,131)
LCI Industries	(42,661)	(2,849,755)
Standard Motor Products, Inc.	(6,942)	(336,201)
Tesla, Inc.*	(6,519)	(2,169,523)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Visteon Corp.*	(17,091)	$(1,030,246)

		(13,799,358)

Capital Goods — (8.7)%
AAON, Inc.	(34,498)	(1,209,500)
AAR Corp.	(23,025)	(859,754)
Advanced Drainage Systems, Inc.	(16,016)	(388,388)
Alamo Group, Inc.	(4,187)	(323,739)
Allegion PLC (Ireland)	(11,956)	(953,013)
American Woodmark Corp.*	(22,764)	(1,267,500)
Apogee Enterprises, Inc.	(15,377)	(459,003)
Astec Industries, Inc.	(15,051)	(454,390)
Astronics Corp.*	(22,389)	(681,745)
Axon Enterprise, Inc.*	(26,724)	(1,169,175)
Beacon Roofing Supply, Inc.*	(74,962)	(2,377,795)
Blue Bird Corp.*	(4,319)	(78,563)
Briggs & Stratton Corp.	(15,106)	(197,586)
Builders FirstSource, Inc.*	(144,667)	(1,578,317)
BWX Technologies, Inc.	(31,779)	(1,214,911)
Carlisle Cos., Inc.	(25,171)	(2,530,189)
CIRCOR International, Inc.*	(39,391)	(839,028)
Crane Co.	(2,049)	(147,897)
CSW Industrials, Inc.*	(1,226)	(59,277)
Curtiss-Wright Corp.	(3,329)	(339,957)
DMC Global, Inc.	(27)	(948)
Donaldson Co., Inc.	(2,016)	(87,474)
Douglas Dynamics, Inc.	(9,055)	(324,984)
DXP Enterprises, Inc.*	(8,329)	(231,879)
Dycom Industries, Inc.*	(45,428)	(2,454,929)
Evoqua Water Technologies Corp.*	(109,890)	(1,054,944)
Fastenal Co.	(26,793)	(1,401,006)
Gates Industrial Corp. PLC (United Kingdom)*	(50,798)	(672,566)
General Dynamics Corp.	(9,894)	(1,555,436)
GMS, Inc.*	(40,743)	(605,441)
Graco, Inc.	(11)	(460)
Granite Construction, Inc.	(53,208)	(2,143,218)
Herc Holdings, Inc.*	(12,228)	(317,806)
Hyster-Yale Materials Handling, Inc.	(6,155)	(381,364)
JELD-WEN Holding, Inc.*	(92,979)	(1,321,232)
John Bean Technologies Corp.	(21,143)	(1,518,279)
Kratos Defense & Security Solutions, Inc.*	(69,585)	(980,453)
MasTec, Inc.*	(78,949)	(3,202,171)
Maxar Technologies Ltd. (Canada)	(60,852)	(727,790)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Mercury Systems, Inc.*	(45,910)	$(2,171,084)
Middleby Corp. (The)*	(30,391)	(3,122,067)
MRC Global, Inc.*	(191,166)	(2,337,960)
Mueller Water Products, Inc., Class A	(42,100)	(383,110)
Navistar International Corp.*	(24,032)	(623,630)
Northrop Grumman Corp.	(24,940)	(6,107,806)
NOW, Inc.*	(110,683)	(1,288,350)
Patrick Industries, Inc.*	(34,046)	(1,008,102)
PGT Innovations, Inc.*	(100,327)	(1,590,183)
Primoris Services Corp.	(48,997)	(937,313)
Proto Labs, Inc.*	(2,471)	(278,704)
Raven Industries, Inc.	(12,436)	(450,059)
RBC Bearings, Inc.*	(7,825)	(1,025,858)
REV Group, Inc.	(79,721)	(598,705)
Roper Technologies, Inc.	(7,449)	(1,985,308)
SiteOne Landscape Supply, Inc.*	(6,678)	(369,093)
SPX Corp.*	(51,146)	(1,432,599)
Stanley Black & Decker, Inc.	(12,774)	(1,529,559)
Sun Hydraulics Corp.	(13,518)	(448,662)
Sunrun, Inc.*	(62,220)	(677,576)
Terex Corp.	(30,383)	(837,659)
Textainer Group Holdings Ltd. (Bermuda)*	(14,295)	(142,378)
Thermon Group Holdings, Inc.*	(24,010)	(486,923)
Timken Co. (The)	(13,586)	(507,030)
Toro Co. (The)	(35,835)	(2,002,460)
United Rentals, Inc.*	(11,883)	(1,218,364)
Univar, Inc.*	(300)	(5,322)
Universal Forest Products, Inc.	(35,556)	(923,034)
USG Corp.	(102,946)	(4,391,676)
Vicor Corp.*	(11,849)	(447,774)
Vivint Solar, Inc.*	(20,795)	(79,229)
Wabtec Corp.	(10,161)	(713,810)
Welbilt, Inc.*	(127,199)	(1,413,181)
Wesco Aircraft Holdings, Inc.*	(87,019)	(687,450)
Willscot Corp.*	(60,777)	(572,519)
Woodward, Inc.	(39,105)	(2,905,110)
Xylem, Inc.	(141)	(9,408)

		(81,821,162)

Commercial & Professional Services — (1.8)%
ACCO Brands Corp.	(22,167)	(150,292)
ADT, Inc.	(49,833)	(299,496)
Advanced Disposal Services, Inc.*	(40,192)	(962,196)
ASGN, Inc.*	(12,321)	(671,495)

See accompanying Notes to the Quarterly Portfolio of Investments.

8

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Barrett Business Services, Inc.	(3,143)	$(179,937)
BrightView Holdings, Inc.*	(5,398)	(55,114)
Casella Waste Systems, Inc., Class A*	(34,997)	(997,065)
Cimpress NV (Netherlands)*	(22,514)	(2,328,398)
Clean Harbors, Inc.*	(4,253)	(209,886)
Copart, Inc.*	(46,475)	(2,220,576)
CoStar Group, Inc.*	(3,264)	(1,101,078)
Ennis, Inc.	(851)	(16,382)
Forrester Research, Inc.	(73)	(3,263)
Healthcare Services Group, Inc.	(31,837)	(1,279,211)
Heritage-Crystal Clean, Inc.*	(2,643)	(60,815)
HNI Corp.	(6,701)	(237,416)
IHS Markit Ltd. (Bermuda)*	(33,123)	(1,588,910)
Interface, Inc.	(24,665)	(351,476)
Kelly Services, Inc., Class A	(5,308)	(108,708)
Korn Ferry	(22,355)	(883,917)
Multi-Color Corp.	(18,715)	(656,709)
Steelcase, Inc., Class A	(34,350)	(509,411)
Team, Inc.*	(71,235)	(1,043,593)
TrueBlue, Inc.*	(11,103)	(247,042)
US Ecology, Inc.	(5,967)	(375,802)
Viad Corp.	(2,727)	(136,595)

		(16,674,783)

Consumer Durables & Apparel — (3.1)%
American Outdoor Brands Corp.*	(52,312)	(672,732)
Canada Goose Holdings, Inc. (Canada)*	(33,176)	(1,450,455)
Carter’s, Inc.	(24,171)	(1,972,837)
Columbia Sportswear Co.	(18,941)	(1,592,749)
Deckers Outdoor Corp.*	(16,920)	(2,164,914)
G-III Apparel Group Ltd.*	(42,165)	(1,175,982)
Gildan Activewear, Inc. (Canada)	(24,061)	(730,492)
GoPro, Inc., Class A*	(428,345)	(1,816,183)
Hanesbrands, Inc.	(47,381)	(593,684)
Hasbro, Inc.	(17,976)	(1,460,550)
Installed Building Products, Inc.*	(18,993)	(639,874)
iRobot Corp.*	(12,023)	(1,006,806)
Mattel, Inc.*	(594,766)	(5,941,712)
NIKE, Inc., Class B	(5,302)	(393,090)
Polaris Industries, Inc.	(20,933)	(1,605,142)
Tempur Sealy International, Inc.*	(68,616)	(2,840,702)
TopBuild Corp.*	(22,431)	(1,009,395)
Under Armour, Inc., Class C*	(11,838)	(191,420)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.	(10,705)	$(763,695)
Wolverine World Wide, Inc.	(27,383)	(873,244)

		(28,895,658)

Consumer Services — (3.5)%
Belmond Ltd., Class A (Bermuda)*	(72,409)	(1,812,397)
Bloomin’ Brands, Inc.	(6,686)	(119,613)
Carrols Restaurant Group, Inc.*	(5,059)	(49,781)
Chegg, Inc.*	(11,191)	(318,048)
Chipotle Mexican Grill, Inc.*	(7,175)	(3,098,093)
Churchill Downs, Inc.	(1,261)	(307,608)
Dave & Buster’s Entertainment, Inc.	(26,570)	(1,183,959)
El Pollo Loco Holdings, Inc.*	(13,949)	(211,606)
Fiesta Restaurant Group, Inc.*	(39,525)	(613,033)
Houghton Mifflin Harcourt Co.*	(16,127)	(142,885)
Hyatt Hotels Corp., Class A	(10,665)	(720,954)
International Speedway Corp., Class A	(16,218)	(711,321)
K12, Inc.*	(23,993)	(594,786)
Lindblad Expeditions Holdings, Inc.*	(70)	(942)
MGM Resorts International	(81,377)	(1,974,206)
Monarch Casino & Resort, Inc.*	(8,580)	(327,241)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(32,369)	(1,372,122)
PlayAGS, Inc.*	(12,749)	(293,227)
Red Rock Resorts, Inc., Class A	(81,687)	(1,659,063)
Royal Caribbean Cruises Ltd. (Liberia)	(29,841)	(2,918,151)
Ruth’s Hospitality Group, Inc.	(11,543)	(262,372)
Service Corp. International	(62,693)	(2,524,020)
ServiceMaster Global Holdings, Inc.*	(33,030)	(1,213,522)
Shake Shack, Inc., Class A*	(64,793)	(2,942,898)
Six Flags Entertainment Corp.	(7,062)	(392,859)
Strategic Education, Inc.	(8,712)	(988,115)
Texas Roadhouse, Inc.	(9,095)	(542,972)
Vail Resorts, Inc.	(10,126)	(2,134,763)
Wingstop, Inc.	(30,587)	(1,963,380)
Wynn Resorts Ltd.	(19,279)	(1,906,886)

		(33,300,823)

Energy — (3.3)%
Archrock, Inc.	(55,697)	(417,171)
Cactus, Inc., Class A*	(20,978)	(575,007)
DHT Holdings, Inc. (Marshall Islands)	(92,827)	(363,882)
Dril-Quip, Inc.*	(39,469)	(1,185,254)

See accompanying Notes to the Quarterly Portfolio of Investments.

9

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Ensco PLC, Class A (United Kingdom)	(119,421)	$(425,139)
Exterran Corp.*	(4,505)	(79,739)
Exxon Mobil Corp.	(20,655)	(1,408,464)
Forum Energy Technologies, Inc.*	(214,926)	(887,644)
Green Plains, Inc.	(151,194)	(1,982,153)
Liberty Oilfield Services, Inc., Class A	(63,624)	(823,931)
Marathon Petroleum Corp.	(63,734)	(3,760,943)
McDermott International, Inc. (Panama)*	(25,420)	(166,247)
Newpark Resources, Inc.*	(1,452)	(9,975)
NexGen Energy Ltd. (Canada)*	(19,783)	(35,214)
Nine Energy Service, Inc.*	(16,879)	(380,453)
Noble Corp. PLC (United Kingdom)*	(369,617)	(968,397)
Oil States International, Inc.*	(21,447)	(306,263)
Par Pacific Holdings, Inc.*	(22,613)	(320,652)
Rowan Cos. PLC, Class A (United Kingdom)*	(285,988)	(2,399,439)
Select Energy Services, Inc., Class A*	(46,573)	(294,341)
Ship Finance International Ltd. (Bermuda)	(104,859)	(1,104,165)
Solaris Oilfield Infrastructure, Inc., Class A	(114,087)	(1,379,312)
Suncor Energy, Inc. (Canada)	(19,292)	(539,597)
Superior Energy Services, Inc.*	(66,184)	(221,716)
Targa Resources Corp.	(102,636)	(3,696,949)
TransCanada Corp. (Canada)	(20,232)	(722,282)
Unit Corp.*	(4,690)	(66,973)
US Silica Holdings, Inc.	(265,640)	(2,704,215)
Valero Energy Corp.	(49,865)	(3,738,379)

		(30,963,896)

Food & Staples Retailing — (0.8)%
Chefs’ Warehouse, Inc. (The)*	(8,036)	(256,991)
Ingles Markets, Inc., Class A	(7,097)	(193,180)
Performance Food Group Co.*	(27,526)	(888,264)
PriceSmart, Inc.	(28,807)	(1,702,494)
Rite Aid Corp.*	(1,469,997)	(1,041,199)
Sprouts Farmers Market, Inc.*	(68,644)	(1,613,820)
United Natural Foods, Inc.*	(127,101)	(1,346,000)
US Foods Holding Corp.*	(20,663)	(653,777)

		(7,695,725)

Food, Beverage & Tobacco — (3.2)%
Boston Beer Co., Inc. (The), Class A*	(2,868)	(690,729)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Brown-Forman Corp., Class B	(9,355)	$(445,111)
Bunge Ltd. (Bermuda)	(46,433)	(2,481,380)
Calavo Growers, Inc.	(9,383)	(684,584)
Coca-Cola Consolidated, Inc.	(5,295)	(939,227)
Conagra Brands, Inc.	(57,362)	(1,225,252)
Cott Corp. (Canada)	(94,547)	(1,317,985)
Darling Ingredients, Inc.*	(128,697)	(2,476,130)
Flowers Foods, Inc.	(78,505)	(1,449,987)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(30,308)	(856,807)
Freshpet, Inc.*	(44,396)	(1,427,775)
Hain Celestial Group, Inc. (The)*	(13,866)	(219,915)
Hostess Brands, Inc.*	(36,884)	(403,511)
J&J Snack Foods Corp.	(9,676)	(1,399,053)
JM Smucker Co. (The)	(17,987)	(1,681,605)
John B Sanfilippo & Son, Inc.	(5,345)	(297,503)
Lancaster Colony Corp.	(3,525)	(623,432)
McCormick & Co., Inc., non-voting shares	(18,425)	(2,565,497)
MGP Ingredients, Inc.	(48,186)	(2,749,011)
National Beverage Corp	(2,249)	(161,411)
Primo Water Corp.*	(30,086)	(421,505)
Sanderson Farms, Inc.	(62,929)	(6,248,220)
Turning Point Brands, Inc.	(220)	(5,988)

		(30,771,618)

Health Care Equipment & Services — (3.9)%
Acadia Healthcare Co., Inc.*	(84,470)	(2,171,724)
Addus HomeCare Corp.*	(13,448)	(912,850)
Align Technology, Inc.*	(407)	(85,238)
AmerisourceBergen Corp.	(21,921)	(1,630,922)
AtriCure, Inc.*	(24,128)	(738,317)
AxoGen, Inc.*	(41,866)	(855,322)
BioTelemetry, Inc.*	(9,758)	(582,748)
Brookdale Senior Living, Inc.*	(125,037)	(837,748)
Cardiovascular Systems, Inc.*	(12,273)	(349,658)
Civitas Solutions, Inc.*	(461)	(8,072)
Diplomat Pharmacy, Inc.*	(141,846)	(1,909,247)
Ensign Group, Inc. (The)	(16,769)	(650,470)
Evolent Health, Inc., Class A*	(74,684)	(1,489,946)
Glaukos Corp.*	(33,733)	(1,894,783)
Hanger, Inc.*	(773)	(14,648)
Inovalon Holdings, Inc., Class A*	(23,643)	(335,258)
Inspire Medical Systems, Inc.*	(17,577)	(742,628)
Insulet Corp.*	(48,306)	(3,831,632)

See accompanying Notes to the Quarterly Portfolio of Investments.

10

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
iRhythm Technologies, Inc.*	(22,936)	$(1,593,593)
LHC Group, Inc.*	(9,114)	(855,622)
Medidata Solutions, Inc.*	(15,713)	(1,059,370)
Merit Medical Systems, Inc.*	(9,819)	(547,998)
National Research Corp.	(2,679)	(102,177)
Natus Medical, Inc.*	(1,907)	(64,895)
Nevro Corp.*	(88,529)	(3,442,893)
NxStage Medical, Inc.*	(42,597)	(1,219,126)
OraSure Technologies, Inc.*	(25,308)	(295,597)
Owens & Minor, Inc.	(77,828)	(492,651)
PetIQ, Inc.*	(56,510)	(1,326,290)
Providence Service Corp. (The)*	(1,600)	(96,032)
RadNet, Inc.*	(36,113)	(367,269)
Senseonics Holdings, Inc.*	(214,993)	(556,832)
Sientra, Inc.*	(15,127)	(192,264)
STAAR Surgical Co.*	(17,743)	(566,179)
Surgery Partners, Inc.*	(28,873)	(282,667)
Tactile Systems Technology, Inc.*	(3,120)	(142,116)
Teladoc Health, Inc.*	(17,967)	(890,624)
US Physical Therapy, Inc.	(5,956)	(609,597)
ViewRay, Inc.*	(197,578)	(1,199,298)
Vocera Communications, Inc.*	(40,286)	(1,585,254)
Wright Medical Group NV (Netherlands)*	(9,399)	(255,841)

		(36,785,396)

Household & Personal Products — (0.9)%
Central Garden & Pet Co., Class A*	(41,738)	(1,304,313)
Coty, Inc., Class A	(223,065)	(1,463,306)
Energizer Holdings, Inc.	(20,588)	(929,548)
Estee Lauder Cos., Inc. (The), Class A	(18,961)	(2,466,826)
Inter Parfums, Inc.	(3,627)	(237,822)
Spectrum Brands Holdings, Inc.	(14,341)	(605,907)
WD-40 Co.	(8,833)	(1,618,736)

		(8,626,458)

Materials — (3.8)%
A. Schulman, Inc. CVR(c)	(6,743)	(13,486)
Albemarle Corp.	(36,297)	(2,797,410)
AptarGroup, Inc.	(12,017)	(1,130,439)
Boise Cascade Co.	(10,026)	(239,120)
Cabot Corp.	(51,927)	(2,229,745)
Chase Corp.	(1,620)	(162,081)
DowDuPont, Inc.	(23,255)	(1,243,677)
Ecolab, Inc.	(5,554)	(818,382)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ferro Corp.*	(66,914)	$(1,049,212)
GCP Applied Technologies, Inc.*	(63,590)	(1,561,135)
Graphic Packaging Holding Co.	(219,511)	(2,335,597)
Huntsman Corp.	(95,814)	(1,848,252)
Innophos Holdings, Inc.	(18,954)	(464,942)
Innospec, Inc.	(3,695)	(228,203)
LyondellBasell Industries NV, Class A (Netherlands)	(22,844)	(1,899,707)
Martin Marietta Materials, Inc.	(1,766)	(303,522)
Minerals Technologies, Inc.	(8,089)	(415,289)
Nutrien Ltd. (Canada)	(25,627)	(1,204,469)
PH Glatfelter Co.	(38,184)	(372,676)
PQ Group Holdings, Inc.*	(15,407)	(228,178)
Rayonier Advanced Materials, Inc.	(21,782)	(231,978)
Sealed Air Corp.	(79,372)	(2,765,321)
Sensient Technologies Corp.	(41,319)	(2,307,666)
Silgan Holdings, Inc.	(66,040)	(1,559,865)
Summit Materials, Inc., Class A*	(5,249)	(65,088)
Tronox Ltd., Class A (Australia)	(158,681)	(1,234,538)
US Concrete, Inc.*	(34,637)	(1,221,993)
Valvoline, Inc.	(62,661)	(1,212,490)
Venator Materials PLC (United Kingdom)*	(41,681)	(174,643)
Vulcan Materials Co.	(8,993)	(888,508)
WR Grace & Co.	(60,585)	(3,932,572)

		(36,140,184)

Media & Entertainment — (4.1)%
AMC Entertainment Holdings, Inc., Class A	(27,795)	(341,323)
Boston Omaha Corp., Class A*	(1,992)	(46,613)
Cable One, Inc.	(652)	(534,705)
Care.com, Inc.*	(7,674)	(148,185)
Cargurus, Inc.*	(8,399)	(283,298)
CBS Corp., Class B, non-voting shares	(93,775)	(4,099,843)
Charter Communications, Inc., Class A*	(12,683)	(3,614,275)
Clear Channel Outdoor Holdings, Inc., Class A	(2,424)	(12,581)
comScore, Inc.*	(14,759)	(212,972)
Entercom Communications Corp., Class A	(127,870)	(730,138)
EW Scripps Co. (The), Class A	(72,805)	(1,145,223)

See accompanying Notes to the Quarterly Portfolio of Investments.

11

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Lions Gate Entertainment Corp., Class B (Canada)	(26,871)	$(399,840)
Madison Square Garden Co. (The), Class A*	(13,171)	(3,525,877)
Meredith Corp.	(24,811)	(1,288,683)
National CineMedia, Inc.	(21,227)	(137,551)
Netflix, Inc.*	(2,220)	(594,205)
New York Times Co. (The), Class A	(73,691)	(1,642,572)
Nexstar Media Group, Inc., Class A	(3,061)	(240,717)
Pandora Media, Inc.*	(362,095)	(2,929,349)
Scholastic Corp.	(1,856)	(74,723)
Shaw Communications, Inc., Class B (Canada)	(8,166)	(147,723)
Sinclair Broadcast Group, Inc., Class A	(47,417)	(1,248,964)
Snap, Inc., Class A*	(1,001,635)	(5,519,009)
TrueCar, Inc.*	(190,398)	(1,725,006)
WideOpenWest, Inc.*	(37,891)	(270,163)
World Wrestling Entertainment, Inc., Class A	(1,667)	(124,558)
Yelp, Inc.*	(77,465)	(2,710,500)
Zillow Group, Inc., Class C*	(65,498)	(2,068,427)
Zynga, Inc., Class A*	(712,265)	(2,799,201)

		(38,616,224)

Pharmaceuticals, Biotechnology & Life Sciences — (1.4)%
Accelerate Diagnostics, Inc.*	(26,874)	(309,051)
Aerie Pharmaceuticals, Inc.*	(4,430)	(159,923)
Alder Biopharmaceuticals, Inc.*	(35,939)	(368,375)
Audentes Therapeutics, Inc.*	(3,703)	(78,948)
Bio-Techne Corp.	(212)	(30,681)
Cambrex Corp.*	(67,794)	(2,559,901)
Cara Therapeutics, Inc.*	(449)	(5,837)
Codexis, Inc.*	(31,531)	(526,568)
Coherus Biosciences, Inc.*	(18,450)	(166,973)
Cymabay Therapeutics, Inc.*	(11,582)	(91,150)
Dynavax Technologies Corp.*	(22,721)	(207,897)
Epizyme, Inc.*	(45,310)	(279,110)
Flexion Therapeutics, Inc.*	(46,874)	(530,614)
Insmed, Inc.*	(37,882)	(497,012)
Intra-Cellular Therapies, Inc.*	(43,721)	(497,982)
Intrexon Corp.*	(640)	(4,186)
Luminex Corp.	(41,044)	(948,527)
NeoGenomics, Inc.*	(74,805)	(943,291)
Omeros Corp.*	(46,036)	(512,841)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pacific Biosciences of California, Inc.*	(152,751)	$(1,130,357)
Portola Pharmaceuticals, Inc.*	(18,539)	(361,881)
Radius Health, Inc.*	(20,753)	(342,217)
Revance Therapeutics, Inc.*	(31,109)	(626,224)
TherapeuticsMD, Inc.*	(126,004)	(480,075)
Theravance Biopharma, Inc. (Cayman Islands)*	(38,116)	(975,388)
Tricida, Inc.*	(34)	(802)
Zogenix, Inc.*	(9,765)	(356,032)

		(12,991,843)

Retailing — (4.2)%
1-800-Flowers.com, Inc., Class A*	(13,929)	(170,352)
Abercrombie & Fitch Co., Class A	(108,821)	(2,181,861)
At Home Group, Inc.*	(113,623)	(2,120,205)
Barnes & Noble, Inc.	(1,020)	(7,232)
Big Lots, Inc.	(121,652)	(3,518,176)
Boot Barn Holdings, Inc.*	(53,815)	(916,469)
Caleres, Inc.	(17,631)	(490,671)
Carvana Co.*	(36,739)	(1,201,733)
Children’s Place, Inc. (The)	(25,331)	(2,282,070)
Dillard’s, Inc., Class A	(69,020)	(4,162,596)
DSW, Inc., Class A	(57,429)	(1,418,496)
Express, Inc.*	(45,798)	(234,028)
Five Below, Inc.*	(9,314)	(953,008)
Floor & Decor Holdings, Inc., Class A*	(105,877)	(2,742,214)
Funko, Inc., Class A*	(11,306)	(148,674)
GameStop Corp., Class A	(41,538)	(524,210)
Gap, Inc. (The)	(39,231)	(1,010,591)
Guess?, Inc.	(102,425)	(2,127,367)
L Brands, Inc.	(42,110)	(1,080,964)
Lands’ End, Inc.*	(1,569)	(22,296)
LKQ Corp.*	(129,744)	(3,078,825)
Michaels Cos., Inc. (The)*	(17,539)	(237,478)
Monro, Inc.	(35,809)	(2,461,869)
Murphy USA, Inc.*	(3,548)	(271,919)
National Vision Holdings, Inc.*	(32,252)	(908,539)
Overstock.com, Inc.*	(109,501)	(1,487,024)
Party City Holdco, Inc.*	(187,103)	(1,867,288)
Quotient Technology, Inc.*	(32,990)	(352,333)
Shutterfly, Inc.*	(23,995)	(966,039)
Sonic Automotive, Inc., Class A	(858)	(11,806)

See accompanying Notes to the Quarterly Portfolio of Investments.

12

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Williams-Sonoma, Inc.	(13,489)	$(680,520)

		(39,636,853)

Semiconductors & Semiconductor Equipment — (3.0)%
Ambarella, Inc. (Cayman Islands)*	(146,632)	(5,129,187)
Amkor Technology, Inc.*	(21,058)	(138,140)
Brooks Automation, Inc.	(63,130)	(1,652,743)
CEVA, Inc.*	(13,110)	(289,600)
Cree, Inc.*	(9,764)	(417,655)
Entegris, Inc.	(6,716)	(187,343)
First Solar, Inc.*	(19,612)	(832,627)
FormFactor, Inc.*	(104,494)	(1,472,320)
Inphi Corp.*	(121,316)	(3,900,309)
MACOM Technology Solutions Holdings, Inc.*	(29,779)	(432,093)
Marvell Technology Group Ltd. (Bermuda)	(253,607)	(4,105,897)
MaxLinear, Inc.*	(58,765)	(1,034,264)
Microchip Technology, Inc.	(27,299)	(1,963,344)
Rambus, Inc.*	(123,489)	(947,161)
Rudolph Technologies, Inc.*	(10,201)	(208,814)
Synaptics, Inc.*	(109,863)	(4,088,002)
Teradyne, Inc.	(19)	(596)
Xperi Corp.	(65,316)	(1,201,161)

		(28,001,256)

Software & Services — (5.7)%
2U, Inc.*	(2,254)	(112,069)
8x8, Inc.*	(118,626)	(2,140,013)
ACI Worldwide, Inc.*	(16,526)	(457,274)
Avalara, Inc.*	(22,118)	(688,976)
Benefitfocus, Inc.*	(27,269)	(1,246,739)
Black Knight, Inc.*	(48,827)	(2,200,145)
BlackBerry Ltd. (Canada)*	(232,869)	(1,655,699)
Blackline, Inc.*	(6,978)	(285,749)
Box, Inc., Class A*	(174,968)	(2,953,460)
CACI International, Inc., Class A*	(5,200)	(748,956)
Carbon Black, Inc.*	(28,527)	(382,832)
Cloudera, Inc.*	(263,256)	(2,911,611)
CSG Systems International, Inc.	(40,272)	(1,279,441)
DocuSign, Inc.*	(13,510)	(541,481)
Domo, Inc., Class B*	(3,787)	(74,339)
Ellie Mae, Inc.*	(30,702)	(1,929,007)
Exela Technologies, Inc.*	(10,383)	(40,390)
Fidelity National Information Services, Inc.	(6,662)	(683,188)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
FireEye, Inc.*	(60,681)	$(983,639)
Fiserv, Inc.*	(3,235)	(237,740)
ForeScout Technologies, Inc.*	(82,893)	(2,154,389)
Gartner, Inc.*	(8,557)	(1,093,927)
Global Payments, Inc.	(16,111)	(1,661,527)
GTT Communications, Inc.*	(13,873)	(328,235)
Hackett Group, Inc. (The)	(2,383)	(38,152)
Hortonworks, Inc.*	(144,910)	(2,089,602)
Instructure, Inc.*	(38,670)	(1,450,512)
LiveRamp Holdings, Inc.*	(51,363)	(1,984,153)
ManTech International Corp., Class A	(8,267)	(432,323)
MINDBODY, Inc., Class A*	(44,208)	(1,609,171)
MobileIron, Inc.*	(58)	(266)
Nutanix, Inc., Class A*	(2,190)	(91,082)
OneSpan, Inc.*	(13,877)	(179,707)
Pegasystems, Inc.	(13,325)	(637,335)
Perspecta, Inc.	(29,217)	(503,117)
Pivotal Software, Inc., Class A*	(46,973)	(768,009)
Presidio, Inc.	(17,258)	(225,217)
PROS Holdings, Inc.*	(57,957)	(1,819,850)
Science Applications International Corp.	(5,954)	(379,270)
SecureWorks Corp., Class A*	(14,810)	(250,141)
Shopify, Inc., Class A (Canada)*	(796)	(110,206)
Smartsheet, Inc., Class A*	(3,438)	(85,469)
Square, Inc., Class A*	(18,755)	(1,051,968)
Switch, Inc., Class A	(258,931)	(1,812,517)
Tenable Holdings, Inc.*	(47,220)	(1,047,812)
Teradata Corp.*	(29,616)	(1,136,070)
TiVo Corp.	(127,855)	(1,203,116)
Travelport Worldwide Ltd. (Bermuda)	(140,964)	(2,201,858)
Tucows, Inc., Class A*	(360)	(21,622)
Workiva, Inc.*	(29,548)	(1,060,478)
Worldpay, Inc., Class A*	(59,207)	(4,525,191)
Yext, Inc.*	(12,391)	(184,006)
Zuora, Inc., Class A*	(5,234)	(94,945)

		(53,783,991)

Technology Hardware & Equipment — (3.4)%
3D Systems Corp.*	(143,525)	(1,459,649)
Acacia Communications, Inc.*	(34,882)	(1,325,516)
ADTRAN, Inc.	(13,147)	(141,199)
Benchmark Electronics, Inc.	(90,379)	(1,914,227)
CalAmp Corp.*	(18,269)	(237,680)
Celestica, Inc. (Canada)*	(27,133)	(237,956)

See accompanying Notes to the Quarterly Portfolio of Investments.

13

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Cognex Corp.	(15,979)	$(617,908)
Comtech Telecommunications Corp.	(3,433)	(83,559)
Control4 Corp.*	(13,383)	(235,541)
Cray, Inc.*	(38,751)	(836,634)
Dolby Laboratories, Inc., Class A	(15,279)	(944,853)
Electronics For Imaging, Inc.*	(46,538)	(1,154,142)
ePlus, Inc.*	(5,076)	(361,259)
Extreme Networks, Inc.*	(108,072)	(659,239)
FARO Technologies, Inc.*	(8,720)	(354,381)
Finisar Corp.*	(111,697)	(2,412,655)
Fitbit, Inc., Class A*	(569,962)	(2,832,711)
II-VI, Inc.*	(6,431)	(208,750)
Infinera Corp.*	(615,245)	(2,454,828)
Knowles Corp.*	(34,208)	(455,308)
Littelfuse, Inc.	(4,921)	(843,853)
Methode Electronics, Inc.	(10,404)	(242,309)
NetScout Systems, Inc.*	(149,493)	(3,532,520)
nLight, Inc.*	(24,972)	(444,002)
Plexus Corp.*	(10,953)	(559,479)
Pure Storage, Inc., Class A*	(61,899)	(995,336)
Quantenna Communications, Inc.*	(9,959)	(142,912)
Ribbon Communications, Inc.*	(6,679)	(32,193)
Rogers Corp.*	(11,544)	(1,143,549)
Sanmina Corp.*	(48,134)	(1,158,104)
Sierra Wireless, Inc. (Canada)*	(9,209)	(123,677)
Stratasys Ltd. (Israel)*	(26,921)	(484,847)
SYNNEX Corp.	(40)	(3,234)
TTM Technologies, Inc.*	(129,559)	(1,260,609)
ViaSat, Inc.*	(45,157)	(2,662,005)

		(32,556,624)

Telecommunication Services — (0.7)%
ATN International, Inc.	(12,793)	(915,083)
Boingo Wireless, Inc.*	(104,246)	(2,144,340)
Cincinnati Bell, Inc.*	(35,515)	(276,307)
Consolidated Communications Holdings, Inc.	(52,372)	(517,435)
Iridium Communications, Inc.*	(19,067)	(351,786)
ORBCOMM, Inc.*	(76,776)	(634,170)
pdvWireless, Inc.*	(1,452)	(54,290)
Sprint Corp.*	(329,652)	(1,918,575)

		(6,811,986)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (3.0)%
Air Transport Services Group, Inc.*	(85,692)	$(1,954,635)
Allegiant Travel Co.	(15,780)	(1,581,472)
Atlas Air Worldwide Holdings, Inc.*	(66,335)	(2,798,674)
Canadian National Railway Co. (Canada)	(18,534)	(1,373,555)
Canadian Pacific Railway Ltd. (Canada)	(16,942)	(3,009,238)
Hawaiian Holdings, Inc.	(77,770)	(2,053,906)
Hub Group, Inc., Class A*	(4,210)	(156,065)
Kansas City Southern	(44,684)	(4,265,088)
Matson, Inc.	(3,796)	(121,548)
Ryder System, Inc.	(80,512)	(3,876,653)
Saia, Inc.*	(14,607)	(815,363)
SkyWest, Inc.	(38,083)	(1,693,551)
Spirit Airlines, Inc.*	(17,426)	(1,009,314)
Werner Enterprises, Inc.	(129,866)	(3,836,242)

		(28,545,304)

TOTAL COMMON STOCK (Proceeds $722,377,249)		(566,419,142)

TOTAL SECURITIES SOLD SHORT - (60.0)%		(566,419,142)

(Proceeds $722,377,249)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.1%		378,341,336

NET ASSETS - 100.0%		$944,590,010

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $172,049,896.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
(c)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

14

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.0%
COMMON STOCKS — 173.0%
Automobiles & Components — 2.3%
American Axle & Manufacturing Holdings, Inc.(a)*	105,135	$1,166,999
BorgWarner, Inc.(a)	54,618	1,897,429
Dana, Inc.†	83,367	1,136,292
Delphi Technologies PLC (Jersey)(a)	12,407	177,668
Fiat Chrysler Automobiles NV (Netherlands)(a)*	97,831	1,414,636
Garrett Motion, Inc.*	28,526	352,011
General Motors Co.†(b)	137,797	4,609,310
Goodyear Tire & Rubber Co. (The)(b)	35,967	734,087
Harley-Davidson, Inc.(a)	43,143	1,472,039
Lear Corp.(b)	9,647	1,185,230
Tenneco, Inc., Class A	26,737	732,326
Thor Industries, Inc.(a)	17,697	920,244
Tower International, Inc.	5,215	124,117

		15,922,388

Capital Goods — 26.3%
3M Co.(a)(b)	37,955	7,231,946
A.O. Smith Corp.†	49,280	2,104,256
Acuity Brands, Inc.(a)	1,498	172,195
AECOM(a)*	77,451	2,052,452
AGCO Corp.	1,341	74,654
Allison Transmission Holdings, Inc.(b)	79,344	3,483,995
Altra Industrial Motion Corp.†	78,364	1,970,855
AMETEK, Inc.†	52,164	3,531,503
Applied Industrial Technologies, Inc.(b)	17,075	921,026
Arconic, Inc.†	155,749	2,625,928
Armstrong World Industries, Inc.(b)	3,879	225,797
Atkore International Group, Inc.*	7,946	157,649
BMC Stock Holdings, Inc.(a)*	10,508	162,664
Boeing Co. (The)†(b)	8,188	2,640,630
Caterpillar, Inc.†	34,310	4,359,772
Colfax Corp.*	55,367	1,157,170
Continental Building Products, Inc.†*	18,834	479,325
Crane Co.	7,556	545,392
Cummins, Inc.†(b)	51,328	6,859,474
Deere & Co.†	2,737	408,278
Dover Corp.†	40,104	2,845,379
Eaton Corp. PLC (Ireland)(b)	103,203	7,085,918
EMCOR Group, Inc.	113	6,745
Emerson Electric Co.†(a)(b)	93,784	5,603,594
Engility Holdings, Inc.(a)*	2,456	69,898

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Esterline Technologies Corp.†*	9,892	$1,201,383
Fluor Corp.(a)	50,114	1,613,671
Fortive Corp.(a)	29,489	1,995,226
Fortune Brands Home & Security, Inc.†(a)(b)	43,007	1,633,836
Gardner Denver Holdings, Inc.†*	67,054	1,371,254
Generac Holdings, Inc.(b)*	20,893	1,038,382
General Electric Co.†	229,168	1,734,802
Gibraltar Industries, Inc.†(a)*	9,873	351,380
Global Brass & Copper Holdings, Inc.	551	13,858
Gorman-Rupp Co. (The)	42	1,361
GrafTech International Ltd.(a)	108,567	1,242,006
Harris Corp.	382	51,436
Harsco Corp.(b)*	76,393	1,517,165
Hexcel Corp.†	7,744	444,041
Hillenbrand, Inc.†	42,769	1,622,228
Honeywell International, Inc.	91,161	12,044,191
Hubbell, Inc.(a)	23,708	2,355,153
Illinois Tool Works, Inc.(a)(b)	57,181	7,244,261
Ingersoll-Rand PLC (Ireland)	62,115	5,666,751
ITT, Inc.(a)	23,542	1,136,372
Jacobs Engineering Group, Inc.(b)	69,949	4,089,219
Johnson Controls International PLC (Ireland)(a)(b)	219,116	6,496,789
Kadant, Inc.	519	42,278
Kaman Corp.(a)	9,794	549,345
KBR, Inc.(a)	23,986	364,107
Kennametal, Inc.(a)	2,285	76,045
Lincoln Electric Holdings, Inc.†(a)	21,805	1,719,324
Lockheed Martin Corp.†(b)	33,535	8,780,804
Manitowoc Co., Inc. (The)†(a)*	29,999	443,085
Masco Corp.	155,553	4,548,370
Milacron Holdings Corp.*	11,561	137,460
National Presto Industries, Inc.(a)	2,369	276,983
Nexeo Solutions, Inc.*	1,059	9,097
nVent Electric PLC (Ireland)	19,738	443,315
Oshkosh Corp.(b)	29,234	1,792,337
PACCAR, Inc.	1,815	103,709
Parker-Hannifin Corp.(b)	40,571	6,050,759
Pentair PLC (Ireland)	51,459	1,944,121
Raytheon Co.†(b)	69,084	10,594,031
Regal Beloit Corp.	2,068	144,863
Rexnord Corp.†*	17,934	411,585
Rockwell Automation, Inc.†(b)	30,903	4,650,283

See accompanying Notes to the Quarterly Portfolio of Investments.

15

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.(a)	17,280	$2,510,611
Spirit AeroSystems Holdings, Inc., Class A(a)	28,365	2,044,833
SPX FLOW, Inc.†*	9,007	273,993
Systemax, Inc.	17,959	429,041
Teledyne Technologies, Inc.†*	12,758	2,641,799
Textron, Inc.†	59,102	2,718,101
TransDigm Group, Inc.*	4,548	1,546,593
Trex Co., Inc.(a)*	17,497	1,038,622
TriMas Corp.*	14,992	409,132
United Technologies Corp.	90,027	9,586,075
Valmont Industries, Inc.(a)	1,214	134,693
Watts Water Technologies, Inc., Class A	857	55,302
WESCO International, Inc.*	7,672	368,256
WW Grainger, Inc.(a)	19,062	5,382,346

		183,862,558

Commercial & Professional Services — 4.6%
CBIZ, Inc.*	6,997	137,841
Cintas Corp.(b)	9,992	1,678,556
Clean Harbors, Inc.*	4,998	246,651
Copart, Inc.†*	23,085	1,103,001
Deluxe Corp.	23,480	902,571
Dun & Bradstreet Corp. (The)†	16,516	2,357,494
FTI Consulting, Inc.†(a)*	39,324	2,620,551
Heidrick & Struggles International, Inc.	6,109	190,540
Huron Consulting Group, Inc.*	2,344	120,271
ICF International, Inc.†	2,016	130,596
KAR Auction Services, Inc.†	22,911	1,093,313
Kforce, Inc.	4,625	143,005
Knoll, Inc.	416	6,856
Korn Ferry†	4,239	167,610
ManpowerGroup, Inc.†	25,442	1,648,642
Navigant Consulting, Inc.	26,392	634,728
Nielsen Holdings PLC (United Kingdom)	83,715	1,953,071
Republic Services, Inc.†(b)	94,473	6,810,559
Robert Half International, Inc.†	48,927	2,798,624
SP Plus Corp.†*	9,722	287,188
Tetra Tech, Inc.(b)	36,112	1,869,518
TriNet Group, Inc.*	7,207	302,334
Verisk Analytics, Inc.†*	6,114	666,671

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.(b)	48,706	$4,334,347

		32,204,538

Consumer Durables & Apparel — 4.4%
Acushnet Holdings Corp.(a)	9,452	199,154
Callaway Golf Co.(a)	99,812	1,527,124
Capri Holdings Ltd. (British Virgin Islands)†*	93,873	3,559,664
Cavco Industries, Inc.†*	4,290	559,330
Crocs, Inc.(a)*	86,788	2,254,752
Deckers Outdoor Corp.†*	21,189	2,711,133
Fossil Group, Inc.†(a)*	137,584	2,164,196
Garmin Ltd. (Switzerland)(b)	100,565	6,367,776
Helen of Troy Ltd. (Bermuda)(a)*	9,581	1,256,836
Johnson Outdoors, Inc., Class A	78	4,582
Lululemon Athletica, Inc.*	8,910	1,083,545
Malibu Boats, Inc., Class A*	2,108	73,358
Movado Group, Inc.	2,713	85,785
Newell Brands, Inc.(a)	108,203	2,011,494
PVH Corp.†	19,122	1,777,390
Ralph Lauren Corp.†	8,702	900,309
Sturm Ruger & Co., Inc.	4,296	228,633
Tapestry, Inc.(b)	42,227	1,425,161
TopBuild Corp.†	2,532	113,940
Tupperware Brands Corp.	3,536	111,632
Under Armour, Inc., Class C(a)*	63,161	1,021,313
Whirlpool Corp.(a)	14,938	1,596,424

		31,033,531

Consumer Services — 5.6%
Adtalem Global Education, Inc.(a)*	10,934	517,397
BJ’s Restaurants, Inc.(a)	33,741	1,706,282
Boyd Gaming Corp.(a)(b)	38,497	799,968
Brinker International, Inc.(a)	20,547	903,657
Career Education Corp.*	1,027	11,728
Carnival Corp. (Panama)†(b)	114,962	5,667,627
Choice Hotels International, Inc.(a)	23,766	1,701,170
Dine Brands Global, Inc.(a)	7,306	491,986
frontdoor, Inc.(a)*	51,272	1,364,348
Graham Holdings Co., Class B†	1,398	895,531
Grand Canyon Education, Inc.†*	14,172	1,362,496
Hilton Worldwide Holdings, Inc.†	20,905	1,500,979
International Game Technology PLC (United Kingdom)(a)	61,189	895,195
Las Vegas Sands Corp.	25,834	1,344,660
Marriott International, Inc., Class A	6,315	685,556

See accompanying Notes to the Quarterly Portfolio of Investments.

16

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	51,590	$9,160,836
Planet Fitness, Inc., Class A(a)	9,901	530,892
SeaWorld Entertainment, Inc.(a) *	89,641	1,980,170
Wyndham Destinations, Inc.†	1,561	55,946
Yum! Brands, Inc.†	84,562	7,772,939

		39,349,363

Energy — 3.8%
Cameco Corp. (Canada)†	28,007	317,879
Cenovus Energy, Inc. (Canada)(a)	235,529	1,655,769
CONSOL Energy, Inc.†*	15,040	476,918
Core Laboratories NV (Netherlands)	6,024	359,392
CVR Energy, Inc.†	72,693	2,506,455
Delek US Holdings, Inc.†	49,266	1,601,638
Diamond Offshore Drilling, Inc.*	13,951	131,697
Enbridge, Inc. (Canada)†	33,414	1,038,507
Frank’s International NV (Netherlands)(a) *	22,460	117,241
FTS International, Inc.*	54,621	388,355
Halliburton Co.†	61,827	1,643,362
Helix Energy Solutions Group, Inc.(a)*	129,370	699,892
HollyFrontier Corp.(b)	26,708	1,365,313
Imperial Oil Ltd. (Canada)	10	253
Kinder Morgan, Inc.†	136,472	2,098,939
KLX Energy Services Holdings, Inc.*	2,573	60,337
National Oilwell Varco, Inc.(a)	88,474	2,273,782
Oceaneering International, Inc.(a)*	45,229	547,271
Pembina Pipeline Corp. (Canada)(a)	3,994	118,502
Precision Drilling Corp. (Canada)*	28,691	49,922
ProPetro Holding Corp.(a)*	109,136	1,344,556
Renewable Energy Group, Inc.(a) *	53,061	1,363,668
RPC, Inc.(a)	117,208	1,156,843
Schlumberger Ltd. (Curacao)†(b)	42,095	1,518,788
TechnipFMC PLC (United Kingdom)(a)	90,096	1,764,080
Tidewater, Inc.*	10,711	204,901
Transocean Ltd. (Switzerland)*	48,711	338,054
Williams Cos., Inc. (The)†	52,795	1,164,130

		26,306,444

Food & Staples Retailing — 4.4%
Casey’s General Stores, Inc.(a)	3,827	490,392
Kroger Co. (The)†(a)	252,431	6,941,853
Sysco Corp.†(b)	119,420	7,482,857
Walgreens Boots Alliance, Inc.(a)(b)	109,012	7,448,790
Walmart, Inc.†(a)(b)	90,640	8,443,116

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Weis Markets, Inc.(a)	4,557	$217,733

		31,024,741

Food, Beverage & Tobacco — 12.1%
Altria Group, Inc.†(a)	230,716	11,395,063
Archer-Daniels-Midland Co.†	128,565	5,267,308
Coca-Cola Co. (The)†(b)	85,347	4,041,180
Constellation Brands, Inc., Class A(b)	59,145	9,511,699
General Mills, Inc.(a)	121,330	4,724,590
Hershey Co. (The)†	26,059	2,793,004
Hormel Foods Corp.(a)	32,265	1,377,070
Ingredion, Inc.†	1,524	139,294
Kellogg Co.(b)	52,587	2,997,985
Kraft Heinz Co. (The)†(a)(b)	168,915	7,270,102
Lamb Weston Holdings, Inc.	5,118	376,480
McCormick & Co., Inc., non-voting shares(a)	17,899	2,492,257
Molson Coors Brewing Co., Class B†(b)	43,958	2,468,681
Mondelez International, Inc., Class A†(b)	94,528	3,783,956
PepsiCo, Inc.†	75,837	8,378,472
Philip Morris International, Inc.†	112,498	7,510,366
Pilgrim’s Pride Corp.(a)*	129,989	2,016,129
Post Holdings, Inc.(a)*	24,511	2,184,665
TreeHouse Foods, Inc.(a)*	10,441	529,463
Tyson Foods, Inc., Class A†(b)	103,640	5,534,376
Universal Corp.†	5,119	277,194

		85,069,334

Health Care Equipment & Services — 13.1%
Abbott Laboratories†	56,305	4,072,541
athenahealth, Inc.(a)*	3,422	451,464
Avanos Medical, Inc.(a)(b)*	26,013	1,165,122
Baxter International, Inc.†	23,887	1,572,242
Becton Dickinson and Co.†	14,978	3,374,843
Boston Scientific Corp.(a)*	7,937	280,494
Brookdale Senior Living, Inc.(a)*	180,302	1,208,023
Cardinal Health, Inc.†(b)	89,251	3,980,595
Cerner Corp.*	14,175	743,337
Cigna Corp.†	34,966	6,640,743
CONMED Corp.†	6,193	397,591
Cooper Cos., Inc. (The)	1,546	393,457
CryoLife, Inc.*	4,718	133,897
CVS Health Corp.†	70,516	4,620,208
Danaher Corp.(b)	10,445	1,077,088

See accompanying Notes to the Quarterly Portfolio of Investments.

17

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DaVita, Inc.†*	27,565	$1,418,495
DENTSPLY SIRONA, Inc.(b)	56,145	2,089,155
Encompass Health Corp.†	5,113	315,472
Globus Medical, Inc., Class A†(a)*	61,331	2,654,406
Haemonetics Corp.(a)(b) *	16,115	1,612,306
HCA Healthcare, Inc.†	38,967	4,849,443
Henry Schein, Inc.(a)*	24,662	1,936,460
Hill-Rom Holdings, Inc.†	27,322	2,419,363
HMS Holdings Corp.†*	46,233	1,300,534
Hologic, Inc.*	9,910	407,301
ICU Medical, Inc.(b)*	3,237	743,312
IDEXX Laboratories, Inc.†*	3,790	705,016
Integer Holdings Corp.†*	42,198	3,218,019
Integra LifeSciences Holdings Corp.(a)*	22,054	994,635
Laboratory Corp. of America Holdings†*	42,536	5,374,849
LivaNova PLC (United Kingdom)(a)*	27,914	2,553,294
Masimo Corp.†*	14,241	1,529,056
McKesson Corp.(b)	34,212	3,779,400
MEDNAX, Inc.*	24,598	811,734
Medtronic PLC (Ireland)	126,639	11,519,083
Meridian Bioscience, Inc.†(a)	3,210	55,726
NextGen Healthcare, Inc.(a)*	33,730	511,010
Patterson Cos., Inc.(a)	3,925	77,166
Quest Diagnostics, Inc.†(b)	24,708	2,057,435
Quidel Corp.(a)(b)*	2,289	111,749
ResMed, Inc.†(b)	21,273	2,422,357
STERIS PLC (United Kingdom)(a)	16,507	1,763,773
Tabula Rasa HealthCare, Inc.(a)*	2,048	130,580
Tenet Healthcare Corp.(a)*	72,459	1,241,947
Tivity Health, Inc.(a)*	7,873	195,329
Varian Medical Systems, Inc.(b)*	11,404	1,292,187
Veeva Systems, Inc., Class A*	13,776	1,230,472
West Pharmaceutical Services, Inc.	5,230	512,697

		91,945,406

Household & Personal Products — 4.4%
Avon Products, Inc.*	180,778	274,783
Church & Dwight Co., Inc.(a)(b)	67,748	4,455,108
Clorox Co. (The)†(b)	17,942	2,765,580
Colgate-Palmolive Co.†	108,107	6,434,529
Edgewell Personal Care Co.(a)*	39,304	1,468,004

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Kimberly-Clark Corp.†	47,011	$5,356,433
Procter & Gamble Co. (The)†	106,063	9,749,311

		30,503,748

Materials — 4.2%
Ashland Global Holdings, Inc.†	37,513	2,661,922
Berry Global Group, Inc.(b)*	23,666	1,124,845
Celanese Corp.(a)(b)	25,805	2,321,676
CF Industries Holdings, Inc.†	14,389	626,065
Chemours Co. (The)(a)	71,018	2,004,128
Domtar Corp.†	43,501	1,528,190
Eagle Materials, Inc.	18,230	1,112,577
FMC Corp.†	39,853	2,947,528
FutureFuel Corp.	8,818	139,853
Greif, Inc., Class A	1,762	65,388
HB Fuller Co.(a)	21,223	905,585
International Paper Co.	3,786	152,803
Kraton Corp.*	14,043	306,699
Kronos Worldwide, Inc.(a)	24,882	286,641
Methanex Corp. (Canada)†	59,843	2,882,637
Minerals Technologies, Inc.†(a)	4,656	239,039
Mosaic Co. (The)	2,863	83,628
Norbord, Inc. (Canada)(a)	11,537	306,769
PolyOne Corp.	6,342	181,381
RPM International, Inc.(b)	43,311	2,545,821
Schweitzer-Mauduit International, Inc.	5,576	139,679
Scotts Miracle-Gro Co. (The)(a)	36,329	2,232,780
Verso Corp., Class A†(a)*	67,529	1,512,650
Westlake Chemical Corp.†(b)	52,817	3,494,901

		29,803,185

Media & Entertainment — 11.9%
Activision Blizzard, Inc.†	46,093	2,146,551
Alphabet, Inc., Class A†(b)*	12,047	12,588,633
ANGI Homeservices, Inc., Class A(a)*	10,693	171,837
Cars.com, Inc.(a)*	63,043	1,355,425
Comcast Corp., Class A†(a)	148,164	5,044,984
Discovery, Inc., Class A(a)*	35,885	887,795
DISH Network Corp., Class A†(b)*	151,622	3,786,001
Electronic Arts, Inc.†(a)*	78,287	6,177,627
Facebook, Inc., Class A†*	61,860	8,109,227
Gannett Co., Inc.(a)	69,432	592,255
Gray Television, Inc.†*	42,222	622,352
IAC/InterActiveCorp.†*	22,153	4,054,885
Interpublic Group of Cos., Inc. (The)†(a)	161,070	3,322,874

See accompanying Notes to the Quarterly Portfolio of Investments.

18

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Loral Space & Communications, Inc.*	2,174	$80,982
Marcus Corp. (The)	4,715	186,243
MSG Networks, Inc., Class A†(a)*	51,088	1,203,633
New Media Investment Group, Inc.(a)	8,064	93,300
News Corp., Class A(b)	245,404	2,785,335
Omnicom Group, Inc.(a)	53,284	3,902,520
QuinStreet, Inc.(a)*	12,590	204,336
TEGNA, Inc.(a)	97,390	1,058,629
Tribune Media Co., Class A	2,389	108,413
TripAdvisor, Inc.†(a)*	50,666	2,732,924
Twenty-First Century Fox, Inc., Class A(a)(b)	190,830	9,182,740
Viacom, Inc., Class B†	120,700	3,101,990
Walt Disney Co. (The)†	92,311	10,121,901

		83,623,392

Pharmaceuticals, Biotechnology & Life Sciences — 12.1%
AbbVie, Inc.†(a)(b)	35,536	3,276,064
Agilent Technologies, Inc.†	26,626	1,796,190
Amgen, Inc.†	26,631	5,184,257
Biogen, Inc.†*	14,753	4,439,473
Bio-Rad Laboratories, Inc., Class A*	1,450	336,719
Bristol-Myers Squibb Co.†	32,937	1,712,065
Bruker Corp.†	32,232	959,547
Celgene Corp.†(b)*	129,911	8,325,996
Charles River Laboratories International, Inc.*	6,079	688,021
Eli Lilly & Co.†(a)	37,257	4,311,380
Emergent BioSolutions, Inc.*	283	16,776
Exact Sciences Corp.(a)*	42,971	2,711,470
Exelixis, Inc.(a)*	9,164	180,256
Genomic Health, Inc.*	2,081	134,037
Gilead Sciences, Inc.†(b)	102,321	6,400,179
Innoviva, Inc.(a)*	97,456	1,700,607
Johnson & Johnson†	38,598	4,981,072
Ligand Pharmaceuticals, Inc.(a)*	1,514	205,450
Medpace Holdings, Inc.†(a)*	41,923	2,218,984
Merck & Co., Inc.†	128,975	9,854,980
Mettler-Toledo International, Inc.(a)*	537	303,716
Mylan NV (Netherlands)*	60,155	1,648,247
Nektar Therapeutics(a)*	10,310	338,890
Pfizer, Inc.†	234,744	10,246,576
PRA Health Sciences, Inc.†(a)(b)*	22,354	2,055,674
QIAGEN NV (Netherlands)(a)*	52,736	1,816,755
Regeneron Pharmaceuticals, Inc.†*	7,034	2,627,199

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Repligen Corp.*	222	$11,708
Supernus Pharmaceuticals, Inc.*	796	26,443
Thermo Fisher Scientific, Inc.(b)	8,371	1,873,346
Waters Corp.†(a)*	4,454	840,247
Zoetis, Inc.†	42,853	3,665,646

		84,887,970

Retailing — 15.9%
Advance Auto Parts, Inc.†(b)	57,674	9,081,348
Amazon.com, Inc.†*	10,332	15,518,354
Asbury Automotive Group, Inc.(a)*	5,689	379,229
Ascena Retail Group, Inc.*	32,461	81,477
AutoZone, Inc.†(b)*	12,238	10,259,605
Bed Bath & Beyond, Inc.(a)	141,113	1,597,399
Best Buy Co., Inc.(b)	23,461	1,242,495
Booking Holdings, Inc.†*	3,699	6,371,232
Dollar General Corp.(b)	22,372	2,417,966
Dollar Tree, Inc.†*	557	50,308
eBay, Inc.†*	298,699	8,384,481
Etsy, Inc.(a)(b)*	102,262	4,864,603
Expedia Group, Inc.	2,316	260,897
Foot Locker, Inc.(b)	592	31,494
Genuine Parts Co.†(b)	47,330	4,544,627
Group 1 Automotive, Inc.(a)	16,601	875,205
Home Depot, Inc. (The)†(b)	31,850	5,472,467
Hudson Ltd., Class A (Bermuda)(a)*	6,335	108,645
Kohl’s Corp.(a)	62,951	4,176,169
Lowe’s Cos., Inc.†	60,304	5,569,677
Murphy USA, Inc.(a)	1,468	112,508
Nordstrom, Inc.(a)	36,663	1,708,862
Nutrisystem, Inc.†	59,573	2,614,063
Office Depot, Inc.(a)	700,161	1,806,415
O’Reilly Automotive, Inc.(a)(b)*	12,818	4,413,622
PetMed Express, Inc.	8,826	205,293
Qurate Retail, Inc.†(a)*	130,557	2,548,473
RH(a)*	14,690	1,760,156
Ross Stores, Inc.†	41,614	3,462,285
Shoe Carnival, Inc.(a)	3,536	118,491
Signet Jewelers Ltd. (Bermuda)(a)	2,654	84,318
Stamps.com, Inc.(a)*	797	124,045
Tailored Brands, Inc.(a)	88,037	1,200,825
Target Corp.(b)	15,806	1,044,619
TJX Cos., Inc. (The)†(b)	132,832	5,942,904

See accompanying Notes to the Quarterly Portfolio of Investments.

19

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tractor Supply Co.(b)	22,136	$1,847,028
Urban Outfitters, Inc.(b)*	33,793	1,121,928

		111,403,513

Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.(a)	15,115	1,297,320
Applied Materials, Inc.†(a)(b)	274,129	8,974,983
Cabot Microelectronics Corp.	1,772	168,960
Cohu, Inc.†	22,855	367,280
Cypress Semiconductor Corp.†(a)	165,674	2,107,373
Diodes, Inc.(a)*	38,108	1,229,364
Intel Corp.(b)	57,992	2,721,565
KLA-Tencor Corp.(a)(b)	52,636	4,710,396
Lam Research Corp.†(a)	50,304	6,849,896
Maxim Integrated Products, Inc.	5,253	267,115
Micron Technology, Inc.†*	381,032	12,090,145
MKS Instruments, Inc.†	20,886	1,349,444
Nanometrics, Inc.(a)*	10,534	287,894
ON Semiconductor Corp.(a)*	230,116	3,799,215
Photronics, Inc.*	5,750	55,660
QUALCOMM, Inc.†(a)	32,548	1,852,307
Semtech Corp.*	10,408	477,415
Silicon Laboratories, Inc.*	4,904	386,484
Skyworks Solutions, Inc.	6,806	456,138
Texas Instruments, Inc.†(a)	29,642	2,801,169
Universal Display Corp.(a)	935	87,488
Versum Materials, Inc.	24,926	690,949

		53,028,560

Software & Services — 16.2%
Accenture PLC, Class A (Ireland)(b)	40,380	5,693,984
Akamai Technologies, Inc.†(b)*	31,284	1,910,827
Alliance Data Systems Corp.(a)(b)	7,646	1,147,512
ANSYS, Inc.†*	12,193	1,742,867
Appfolio, Inc., Class A(a)*	21,418	1,268,374
Aspen Technology, Inc.†*	23,128	1,900,659
Autodesk, Inc.*	1,474	189,571
Automatic Data Processing, Inc.†	22,094	2,896,965
Avaya Holdings Corp.(a)*	8,061	117,368
Blackbaud, Inc.(a)	16,904	1,063,262
Booz Allen Hamilton Holding Corp.†(a)	40,038	1,804,513
Broadridge Financial Solutions, Inc.†	7,580	729,575
Cadence Design Systems, Inc.†*	17,836	775,509

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cardtronics PLC, Class A (United Kingdom)(a)*	61,218	$1,591,668
CDK Global, Inc.†(b)	42,570	2,038,252
CGI Group, Inc., Class A (Canada)†*	17,614	1,077,801
Cision Ltd. (Cayman Islands)(a)*	30,377	355,411
Citrix Systems, Inc.†	35,421	3,629,236
CommVault Systems, Inc.*	6,090	359,858
CoreLogic, Inc.*	1,136	37,965
Descartes Systems Group, Inc. (The) (Canada)(a)*	1,022	27,042
DXC Technology Co.†	101,872	5,416,534
Endurance International Group Holdings, Inc.(a)*	25,319	168,371
Euronet Worldwide, Inc.*	1,895	194,010
Fair Isaac Corp.†*	12,273	2,295,051
FleetCor Technologies, Inc.(a)(b)*	3,591	666,921
Fortinet, Inc.(b)*	54,084	3,809,136
Globant SA (Luxembourg)*	14,741	830,213
GoDaddy, Inc., Class A(b)*	28,693	1,882,835
Guidewire Software, Inc.(a)*	1,233	98,924
International Business Machines Corp.†(b)	92,689	10,535,959
j2 Global, Inc.(a)	19,877	1,379,066
Jack Henry & Associates, Inc.(a)	5,270	666,760
Leidos Holdings, Inc.(a)	29,376	1,548,703
Manhattan Associates, Inc.†(a)*	23,595	999,720
ManTech International Corp., Class A†	3,188	166,716
Mastercard, Inc., Class A(b)	9,066	1,710,301
MAXIMUS, Inc.	7,348	478,281
Microsoft Corp.†	36,831	3,740,925
Monotype Imaging Holdings, Inc.	4,243	65,851
NIC, Inc.(a)	10,626	132,612
Nuance Communications, Inc.(a)*	115,362	1,526,239
Open Text Corp. (Canada)†(a)	48,230	1,572,298
Oracle Corp.†	75,197	3,395,145
Paychex, Inc.(b)	76,612	4,991,272
Paycom Software, Inc.(a)*	22,427	2,746,186
PayPal Holdings, Inc.†*	101,409	8,527,483
Progress Software Corp.(b)	52,293	1,855,879
Qualys, Inc.(a)*	28,681	2,143,618
Red Hat, Inc.(a)*	6,843	1,201,905
salesforce.com, Inc.†*	2,875	393,789

See accompanying Notes to the Quarterly Portfolio of Investments.

20

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SPS Commerce, Inc.*	14,093	$1,160,981
SS&C Technologies Holdings, Inc.(b)	129	5,819
Sykes Enterprises, Inc.*	359	8,878
Tableau Software, Inc., Class A*	6,519	782,280
Total System Services, Inc.(a)	3,900	317,031
Trade Desk, Inc. (The), Class A(a)	10,718	1,243,931
Tyler Technologies, Inc.†*	9,177	1,705,270
Verint Systems, Inc.(a)*	13,291	562,342
VeriSign, Inc.(b)*	41,843	6,204,898
Visa, Inc., Class A(a)	17,901	2,361,858
VMware, Inc., Class A†	13,623	1,868,122
Western Union Co. (The)	85,091	1,451,652

		113,171,984

Technology Hardware & Equipment — 14.7%
Amphenol Corp., Class A†	37,932	3,073,251
Apple, Inc.†	33,092	5,219,932
Arista Networks, Inc.†*	1,008	212,386
ARRIS International PLC (United Kingdom)*	23,823	728,269
Avnet, Inc.	5,519	199,236
AVX Corp.†	11,176	170,434
Belden, Inc.(a)	22,081	922,323
Casa Systems, Inc.(a)*	22,502	295,451
CDW Corp.(b)	22,944	1,859,611
Ciena Corp.*	12,466	422,722
Cisco Systems, Inc.†	156,907	6,798,780
Coherent, Inc.(a)*	29,317	3,099,100
CommScope Holding Co., Inc.†(a)*	108,663	1,780,987
Corning, Inc.(b)	182,002	5,498,280
EchoStar Corp., Class A†*	30,623	1,124,477
Electro Scientific Industries, Inc.*	4,230	126,731
F5 Networks, Inc.†*	26,031	4,217,803
FLIR Systems, Inc.(b)	91,614	3,988,874
Hewlett Packard Enterprise Co.†(b)	335,437	4,431,123
HP, Inc.†(b)	454,654	9,302,221
Insight Enterprises, Inc.(a)*	19,507	794,910
IPG Photonics Corp.(a)*	15,121	1,713,058
Itron, Inc.(a)*	21,769	1,029,456
Juniper Networks, Inc.†	113,292	3,048,688
KEMET Corp.†	80,833	1,417,811
Keysight Technologies, Inc.*	16,053	996,570
Knowles Corp.(a)	39,316	523,296
Motorola Solutions, Inc.†	52,232	6,008,769
MTS Systems Corp.	19	762

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
NetApp, Inc.†	108,834	$6,494,125
OSI Systems, Inc.(a)*	14,466	1,060,358
Seagate Technology PLC (Ireland)(a)	155,977	6,019,152
TE Connectivity Ltd. (Switzerland)(a)	109,596	8,288,745
Tech Data Corp.(a)*	2,494	204,034
Ubiquiti Networks, Inc.	3,539	351,812
Vishay Intertechnology, Inc.(a)	89,539	1,612,597
Western Digital Corp.(a)(b)	135,994	5,027,698
Xerox Corp.(a)	125,695	2,483,733
Zebra Technologies Corp., Class A†*	14,056	2,238,137

		102,785,702

Telecommunication Services — 3.2%
AT&T, Inc.†	35,985	1,027,012
CenturyLink, Inc.(a)	318,207	4,820,836
Cogent Communications Holdings, Inc.	1,757	79,434
Intelsat SA (Luxembourg)*	60,576	1,295,721
Rogers Communications, Inc., Class B(Canada)†	33,237	1,703,729
United States Cellular Corp.*	6,808	353,812
Verizon Communications, Inc.†(a)	200,148	11,252,321
Vonage Holdings Corp.(a)*	200,883	1,753,709

		22,286,574

Transportation — 6.2%
Alaska Air Group, Inc.	40,012	2,434,730
American Airlines Group, Inc.(a)	136,838	4,393,868
ArcBest Corp.(a)	14,129	484,060
CSX Corp.(a)	93,375	5,801,389
Echo Global Logistics, Inc.(a)*	21,040	427,743
Expeditors International of Washington, Inc.(b)	61,627	4,196,182
FedEx Corp.(b)	7,230	1,166,416
Forward Air Corp.(a)	3,077	168,773
Genesee & Wyoming, Inc., Class A(a)*	23,788	1,760,788
Golden Ocean Group Ltd. (Bermuda)	948	5,840
Heartland Express, Inc.	5,562	101,785
JB Hunt Transport Services, Inc.	465	43,264
Landstar System, Inc.(a)	28,565	2,732,814
Norfolk Southern Corp.†	39,966	5,976,516
Schneider National, Inc., Class B	40,260	751,654
Southwest Airlines Co.(a)	97,950	4,552,716
United Continental Holdings, Inc.†(b)*	74,496	6,237,550

See accompanying Notes to the Quarterly Portfolio of Investments.

21

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Parcel Service, Inc., Class B	5,068	$494,282
XPO Logistics, Inc.(a)*	28,217	1,609,498

		43,339,868

TOTAL COMMON STOCKS (Cost $1,184,060,650)		1,211,552,799

TOTAL LONG POSITIONS - 173.0%		$1,211,552,799

(Cost $1,184,060,650)

SHORT POSITIONS — (73.8)%

COMMON STOCKS — (73.8)%
Automobiles & Components — (1.6)%
Adient PLC (Ireland)	(55,773)	(839,941)
Aptiv PLC (Jersey)	(43,765)	(2,694,611)
Dorman Products, Inc.*	(27,352)	(2,462,227)
Ford Motor Co.	(168,388)	(1,288,168)
Fox Factory Holding Corp.*	(1,225)	(72,116)
Gentherm, Inc.*	(7,983)	(319,160)
LCI Industries	(37,346)	(2,494,713)
Tesla, Inc.*	(527)	(175,386)
Visteon Corp.*	(16,893)	(1,018,310)

		(11,364,632)

Capital Goods — (11.3)%
AAON, Inc.	(34,943)	(1,225,102)
AAR Corp.	(20,061)	(749,078)
Actuant Corp., Class A	(763)	(16,015)
Advanced Drainage Systems, Inc.	(15,034)	(364,574)
Aegion Corp.*	(1,766)	(28,821)
Aerovironment, Inc.*	(141)	(9,581)
Alamo Group, Inc.	(5,167)	(399,512)
Allegion PLC (Ireland)	(11,273)	(898,571)
American Woodmark Corp.*	(24,711)	(1,375,908)
Apogee Enterprises, Inc.	(13,877)	(414,228)
Argan, Inc.	(3,444)	(130,321)
Astec Industries, Inc.	(13,366)	(403,520)
Astronics Corp.*	(7,348)	(223,747)
Axon Enterprise, Inc.*	(27,716)	(1,212,575)
AZZ, Inc.	(2,896)	(116,883)
Beacon Roofing Supply, Inc.*	(75,318)	(2,389,087)
Blue Bird Corp.*	(5,437)	(98,899)
Briggs & Stratton Corp.	(15,462)	(202,243)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Builders FirstSource, Inc.*	(121,823)	$(1,329,089)
BWX Technologies, Inc.	(40,028)	(1,530,270)
Carlisle Cos., Inc.	(20,545)	(2,065,183)
CIRCOR International, Inc.*	(31,033)	(661,003)
CSW Industrials, Inc.*	(890)	(43,032)
DMC Global, Inc.	(542)	(19,035)
Douglas Dynamics, Inc.	(8,683)	(311,633)
DXP Enterprises, Inc.*	(9,125)	(254,040)
Dycom Industries, Inc.*	(40,543)	(2,190,944)
EnPro Industries, Inc.	(2,087)	(125,429)
ESCO Technologies, Inc.	(4,803)	(316,758)
Evoqua Water Technologies Corp.*	(112,440)	(1,079,424)
Fastenal Co.	(19,052)	(996,229)
Flowserve Corp.	(4,726)	(179,682)
Gates Industrial Corp. PLC (United Kingdom)*	(52,969)	(701,310)
General Dynamics Corp.	(23,916)	(3,759,834)
GMS, Inc.*	(44,169)	(656,351)
Graco, Inc.	(568)	(23,771)
Granite Construction, Inc.	(44,447)	(1,790,325)
HEICO Corp.	(1,898)	(147,057)
Herc Holdings, Inc.*	(9,391)	(244,072)
Huntington Ingalls Industries, Inc.	(1,091)	(207,628)
Hyster-Yale Materials Handling, Inc.	(5,588)	(346,232)
JELD-WEN Holding, Inc.*	(78,078)	(1,109,488)
John Bean Technologies Corp.	(20,443)	(1,468,012)
Kratos Defense & Security Solutions, Inc.*	(28,757)	(405,186)
L3 Technologies, Inc.	(1,951)	(338,811)
MasTec, Inc.*	(64,481)	(2,615,349)
Maxar Technologies Ltd. (Canada)	(64,380)	(769,985)
Mercury Systems, Inc.*	(32,597)	(1,541,512)
Meritor, Inc.*	(23,713)	(400,987)
Middleby Corp. (The)*	(35,870)	(3,684,925)
MRC Global, Inc.*	(168,294)	(2,058,236)
Mueller Water Products, Inc., Class A	(37,815)	(344,116)
Navistar International Corp.*	(24,437)	(634,140)
Nordson Corp.	(165)	(19,693)
Northrop Grumman Corp.	(23,530)	(5,762,497)
NOW, Inc.*	(112,730)	(1,312,177)
Patrick Industries, Inc.*	(32,783)	(970,705)
PGT Innovations, Inc.*	(76,064)	(1,205,614)
Primoris Services Corp.	(34,161)	(653,500)
Proto Labs, Inc.*	(2,519)	(284,118)

See accompanying Notes to the Quarterly Portfolio of Investments.

22

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Quanta Services, Inc.	(8,010)	$(241,101)
RBC Bearings, Inc.*	(6,675)	(875,092)
REV Group, Inc.	(93,050)	(698,806)
Roper Technologies, Inc.	(8,331)	(2,220,378)
SiteOne Landscape Supply, Inc.*	(13,368)	(738,849)
SPX Corp.*	(41,277)	(1,156,169)
Stanley Black & Decker, Inc.	(19,045)	(2,280,448)
Sun Hydraulics Corp.	(10,385)	(344,678)
Sunrun, Inc.*	(53,487)	(582,473)
Terex Corp.	(24,869)	(685,638)
Textainer Group Holdings Ltd. (Bermuda)*	(9,427)	(93,893)
Thermon Group Holdings, Inc.*	(13,779)	(279,438)
Timken Co. (The)	(13,576)	(506,656)
Toro Co. (The)	(27,227)	(1,521,445)
TPI Composites, Inc.*	(10,798)	(265,415)
Triumph Group, Inc.	(55,432)	(637,468)
Tutor Perini Corp.*	(3,485)	(55,655)
United Rentals, Inc.*	(8,100)	(830,493)
Univar, Inc.*	(785)	(13,926)
Universal Forest Products, Inc.	(31,924)	(828,747)
USG Corp.	(73,410)	(3,131,671)
Vicor Corp.*	(10,324)	(390,144)
Vivint Solar, Inc.*	(19,187)	(73,102)
Wabash National Corp.	(4,597)	(60,129)
Wabtec Corp.	(14,890)	(1,046,022)
Welbilt, Inc.*	(124,691)	(1,385,317)
Wesco Aircraft Holdings, Inc.*	(74,288)	(586,875)
Willscot Corp.*	(54,136)	(509,961)
Woodward, Inc.	(33,306)	(2,474,303)

		(79,330,339)

Commercial & Professional Services — (2.4)%
ABM Industries, Inc.	(33,525)	(1,076,488)
ACCO Brands Corp.	(19,136)	(129,742)
ADT, Inc.	(113,595)	(682,706)
Advanced Disposal Services, Inc.*	(64,205)	(1,537,068)
ASGN, Inc.*	(14,490)	(789,705)
Barrett Business Services, Inc.	(2,290)	(131,102)
Brady Corp., Class A	(5,836)	(253,633)
BrightView Holdings, Inc.*	(6,296)	(64,282)
Casella Waste Systems, Inc., Class A*	(13,461)	(383,504)
Cimpress NV (Netherlands)*	(19,771)	(2,044,717)
CoStar Group, Inc.*	(3,284)	(1,107,825)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Covanta Holding Corp.	(47,927)	$(643,180)
Ennis, Inc.	(879)	(16,921)
Forrester Research, Inc.	(5,692)	(254,432)
Healthcare Services Group, Inc.	(37,877)	(1,521,898)
Heritage-Crystal Clean, Inc.*	(2,214)	(50,944)
Herman Miller, Inc.	(7,470)	(225,968)
HNI Corp.	(10,133)	(359,012)
IHS Markit Ltd. (Bermuda)*	(28,470)	(1,365,706)
Interface, Inc.	(20,682)	(294,718)
Matthews International Corp., Class A	(764)	(31,034)
Multi-Color Corp.	(20,036)	(703,063)
Pitney Bowes, Inc.	(77,386)	(457,351)
Steelcase, Inc., Class A	(17,070)	(253,148)
Team, Inc.*	(57,899)	(848,220)
TransUnion	(7,848)	(445,766)
TrueBlue, Inc.*	(9,120)	(202,920)
UniFirst Corp.	(1,459)	(208,739)
US Ecology, Inc.	(4,853)	(305,642)
Viad Corp.	(3,629)	(181,777)
Waste Connections, Inc. (Canada)	(4,222)	(313,484)

		(16,884,695)

Consumer Durables & Apparel — (4.0)%
American Outdoor Brands Corp.*	(130,093)	(1,672,996)
Canada Goose Holdings, Inc. (Canada)*	(28,030)	(1,225,472)
Carter’s, Inc.	(32,053)	(2,616,166)
Columbia Sportswear Co.	(17,325)	(1,456,859)
G-III Apparel Group Ltd.*	(31,218)	(870,670)
Gildan Activewear, Inc. (Canada)	(36,546)	(1,109,537)
GoPro, Inc., Class A*	(184,305)	(781,453)
Hanesbrands, Inc.	(50,350)	(630,886)
Hasbro, Inc.	(28,481)	(2,314,081)
Installed Building Products, Inc.*	(21,314)	(718,069)
iRobot Corp.*	(5,092)	(426,404)
La-Z-Boy, Inc.	(3,191)	(88,423)
Leggett & Platt, Inc.	(1,805)	(64,691)
Mattel, Inc.*	(567,523)	(5,669,555)
Mohawk Industries, Inc.*	(6,088)	(712,052)
NIKE, Inc., Class B	(8,253)	(611,877)
Oxford Industries, Inc.	(1,759)	(124,959)
Polaris Industries, Inc.	(28,412)	(2,178,632)
Skechers U.S.A., Inc., Class A*	(56,507)	(1,293,445)
Tempur Sealy International, Inc.*	(59,175)	(2,449,845)

See accompanying Notes to the Quarterly Portfolio of Investments.

23

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Vista Outdoor, Inc.*	(10,434)	$(118,426)
Wolverine World Wide, Inc.	(27,774)	(885,713)

		(28,020,211)

Consumer Services — (4.7)%
Aramark	(5,810)	(168,316)
Belmond Ltd., Class A (Bermuda)*	(47,436)	(1,187,323)
Bloomin’ Brands, Inc.	(26,033)	(465,730)
Carrols Restaurant Group, Inc.*	(19,340)	(190,306)
Cheesecake Factory, Inc. (The)	(2,323)	(101,074)
Chegg, Inc.*	(4,825)	(137,126)
Chipotle Mexican Grill, Inc.*	(6,615)	(2,856,291)
Churchill Downs, Inc.	(1,757)	(428,603)
Cracker Barrel Old Country Store, Inc.	(5,711)	(912,960)
Dave & Buster’s Entertainment, Inc.	(28,493)	(1,269,648)
Domino’s Pizza, Inc.	(1,744)	(432,495)
Dunkin’ Brands Group, Inc.	(1,131)	(72,520)
El Pollo Loco Holdings, Inc.*	(15,963)	(242,159)
Fiesta Restaurant Group, Inc.*	(25,660)	(397,987)
Houghton Mifflin Harcourt Co.*	(8,656)	(76,692)
Hyatt Hotels Corp., Class A	(13,369)	(903,744)
International Speedway Corp., Class A	(19,952)	(875,095)
K12, Inc.*	(23,198)	(575,078)
Lindblad Expeditions Holdings, Inc.*	(3,759)	(50,596)
MGM Resorts International	(52,105)	(1,264,067)
Monarch Casino & Resort, Inc.*	(7,077)	(269,917)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(40,739)	(1,726,926)
Papa John’s International, Inc.	(28,922)	(1,151,385)
PlayAGS, Inc.*	(12,066)	(277,518)
Red Rock Resorts, Inc., Class A	(79,346)	(1,611,517)
Royal Caribbean Cruises Ltd. (Liberia)	(20,564)	(2,010,954)
Ruth’s Hospitality Group, Inc.	(12,772)	(290,308)
Service Corp. International	(58,180)	(2,342,327)
ServiceMaster Global Holdings, Inc.*	(41,067)	(1,508,802)
Shake Shack, Inc., Class A*	(44,836)	(2,036,451)
Six Flags Entertainment Corp.	(19,422)	(1,080,446)
Strategic Education, Inc.	(4,427)	(502,110)
Texas Roadhouse, Inc.	(12,649)	(755,145)
Vail Resorts, Inc.	(6,290)	(1,326,058)
Weight Watchers International, Inc.*	(795)	(30,647)
Wingstop, Inc.	(12,942)	(830,747)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(26,107)	$(2,582,243)

		(32,941,311)

Energy — (3.7)%
Archrock, Inc.	(36,892)	(276,321)
Cactus, Inc., Class A*	(19,848)	(544,034)
Cheniere Energy, Inc.*	(8,440)	(499,564)
DHT Holdings, Inc. (Marshall Islands)	(55,902)	(219,136)
Dril-Quip, Inc.*	(28,556)	(857,537)
Ensco PLC, Class A (United Kingdom)	(86,334)	(307,349)
Exterran Corp.*	(5,981)	(105,864)
Exxon Mobil Corp.	(15,289)	(1,042,557)
Forum Energy Technologies, Inc.*	(171,987)	(710,306)
Green Plains, Inc.	(145,527)	(1,907,859)
Keane Group, Inc.*	(78,076)	(638,662)
Liberty Oilfield Services, Inc., Class A	(60,482)	(783,242)
Mammoth Energy Services, Inc.	(5,228)	(93,999)
Marathon Petroleum Corp.	(65,739)	(3,879,258)
McDermott International, Inc. (Panama)*	(26,579)	(173,827)
Nabors Industries Ltd. (Bermuda)	(81,661)	(163,322)
Newpark Resources, Inc.*	(23,866)	(163,959)
NexGen Energy Ltd. (Canada)*	(14,645)	(26,068)
Nine Energy Service, Inc.*	(3,743)	(84,367)
Noble Corp. PLC (United Kingdom)*	(74,338)	(194,766)
Oil States International, Inc.*	(23,079)	(329,568)
Par Pacific Holdings, Inc.*	(29,386)	(416,693)
Patterson-UTI Energy, Inc.	(11,988)	(124,076)
Rowan Cos. PLC, Class A (United Kingdom)*	(51,715)	(433,889)
Select Energy Services, Inc., Class A*	(49,971)	(315,817)
SemGroup Corp., Class A	(97,345)	(1,341,414)
Ship Finance International Ltd. (Bermuda)	(89,644)	(943,951)
Solaris Oilfield Infrastructure, Inc., Class A	(92,320)	(1,116,149)
Suncor Energy, Inc. (Canada)	(37,826)	(1,057,993)
Superior Energy Services, Inc.*	(59,823)	(200,407)
Targa Resources Corp.	(68,685)	(2,474,034)
TransCanada Corp. (Canada)	(28,716)	(1,025,161)
Unit Corp.*	(888)	(12,681)
US Silica Holdings, Inc.	(204,402)	(2,080,812)

See accompanying Notes to the Quarterly Portfolio of Investments.

24

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Valero Energy Corp.	(21,762)	$(1,631,497)

		(26,176,139)

Food & Staples Retailing — (1.1)%
Ingles Markets, Inc., Class A	(5,665)	(154,201)
Performance Food Group Co.*	(36,999)	(1,193,958)
PriceSmart, Inc.	(30,339)	(1,793,035)
Rite Aid Corp.*	(1,361,027)	(964,015)
Sprouts Farmers Market, Inc.*	(54,677)	(1,285,456)
United Natural Foods, Inc.*	(103,363)	(1,094,614)
US Foods Holding Corp.*	(27,063)	(856,273)

		(7,341,552)

Food, Beverage & Tobacco — (4.4)%
B&G Foods, Inc.	(55,230)	(1,596,699)
Boston Beer Co., Inc. (The), Class A*	(4,302)	(1,036,094)
Brown-Forman Corp., Class B	(5,589)	(265,925)
Bunge Ltd. (Bermuda)	(55,884)	(2,986,441)
Calavo Growers, Inc.	(15,369)	(1,121,322)
Coca-Cola Consolidated, Inc.	(7,285)	(1,292,213)
Conagra Brands, Inc.	(46,864)	(1,001,015)
Cott Corp. (Canada)	(86,378)	(1,204,109)
Darling Ingredients, Inc.*	(120,211)	(2,312,860)
Flowers Foods, Inc.	(83,344)	(1,539,364)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(38,681)	(1,093,512)
Freshpet, Inc.*	(29,390)	(945,182)
Hain Celestial Group, Inc. (The)*	(136,015)	(2,157,198)
Hostess Brands, Inc.*	(62,789)	(686,912)
J&J Snack Foods Corp.	(5,909)	(854,382)
JM Smucker Co. (The)	(18,913)	(1,768,176)
John B Sanfilippo & Son, Inc.	(6,644)	(369,805)
Lancaster Colony Corp.	(3,744)	(662,164)
MGP Ingredients, Inc.	(19,980)	(1,139,859)
National Beverage Corp.	(6,717)	(482,079)
Primo Water Corp.*	(35,293)	(494,455)
Sanderson Farms, Inc.	(51,015)	(5,065,279)
Tootsie Roll Industries, Inc.	(10,062)	(336,071)
Turning Point Brands, Inc.	(6,003)	(163,402)
Vector Group Ltd.	(19,113)	(185,969)

		(30,760,487)

Health Care Equipment & Services — (3.9)%
Acadia Healthcare Co., Inc.*	(76,952)	(1,978,436)
Addus HomeCare Corp.*	(16,667)	(1,131,356)
Align Technology, Inc.*	(277)	(58,012)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.	(16,369)	$(1,217,854)
AMN Healthcare Services, Inc.*	(434)	(24,590)
AngioDynamics, Inc.*	(5,193)	(104,535)
AxoGen, Inc.*	(41,862)	(855,241)
BioTelemetry, Inc.*	(290)	(17,319)
Cantel Medical Corp.	(1,758)	(130,883)
Cardiovascular Systems, Inc.*	(5,540)	(157,835)
Civitas Solutions, Inc.*	(397)	(6,951)
Diplomat Pharmacy, Inc.*	(106,580)	(1,434,567)
Evolent Health, Inc., Class A*	(65,142)	(1,299,583)
Glaukos Corp.*	(11,942)	(670,782)
Hanger, Inc.*	(4,233)	(80,215)
Heska Corp.*	(1,632)	(140,515)
Inovalon Holdings, Inc., Class A*	(29,699)	(421,132)
Inspire Medical Systems, Inc.*	(13,515)	(571,009)
Insulet Corp.*	(36,297)	(2,879,078)
iRhythm Technologies, Inc.*	(15,261)	(1,060,334)
Medidata Solutions, Inc.*	(18,860)	(1,271,541)
Merit Medical Systems, Inc.*	(2,221)	(123,954)
National HealthCare Corp.	(25)	(1,961)
National Research Corp.	(3,210)	(122,429)
Natus Medical, Inc.*	(1,772)	(60,301)
Nevro Corp.*	(75,625)	(2,941,056)
NxStage Medical, Inc.*	(54,452)	(1,558,416)
OraSure Technologies, Inc.*	(37,317)	(435,863)
Owens & Minor, Inc.	(61,295)	(387,997)
Penumbra, Inc.*	(596)	(72,831)
PetIQ, Inc.*	(46,752)	(1,097,269)
Providence Service Corp. (The)*	(4,106)	(246,442)
RadNet, Inc.*	(13,807)	(140,417)
Select Medical Holdings Corp.*	(10,419)	(159,932)
Senseonics Holdings, Inc.*	(125,520)	(325,097)
Sientra, Inc.*	(15,690)	(199,420)
STAAR Surgical Co.*	(9,661)	(308,283)
Surgery Partners, Inc.*	(22,803)	(223,241)
Teladoc Health, Inc.*	(5,935)	(294,198)
US Physical Therapy, Inc.	(8,762)	(896,791)
ViewRay, Inc.*	(152,792)	(927,447)
Vocera Communications, Inc.*	(29,232)	(1,150,279)

		(27,185,392)

Household & Personal Products — (1.0)%
Central Garden & Pet Co., Class A*	(40,103)	(1,253,219)
Coty, Inc., Class A	(385,107)	(2,526,302)
elf Beauty, Inc.*	(16,766)	(145,194)

See accompanying Notes to the Quarterly Portfolio of Investments.

25

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(10,068)	$(1,309,847)
Inter Parfums, Inc.	(2,734)	(179,268)
Spectrum Brands Holdings, Inc.	(16,638)	(702,956)
WD-40 Co.	(2,714)	(497,368)

		(6,614,154)

Materials — (4.3)%
A. Schulman, Inc. CVR(c)	(10,821)	(21,642)
Albemarle Corp.	(26,853)	(2,069,561)
AptarGroup, Inc.	(5,790)	(544,665)
Avery Dennison Corp.	(2,581)	(231,851)
Axalta Coating Systems Ltd. (Bermuda)*	(11,831)	(277,082)
Balchem Corp.	(1,153)	(90,338)
Boise Cascade Co.	(13,220)	(315,297)
Cabot Corp.	(39,550)	(1,698,277)
Chase Corp.	(860)	(86,043)
DowDuPont, Inc.	(2,921)	(156,215)
Ecolab, Inc.	(4,962)	(731,151)
Ferro Corp.*	(45,488)	(713,252)
GCP Applied Technologies, Inc.*	(49,498)	(1,215,176)
Graphic Packaging Holding Co.	(194,893)	(2,073,662)
Huntsman Corp.	(85,410)	(1,647,559)
Ingevity Corp.*	(64)	(5,356)
Innophos Holdings, Inc.	(16,870)	(413,821)
Innospec, Inc.	(2,371)	(146,433)
LyondellBasell Industries NV, Class A (Netherlands)	(17,108)	(1,422,701)
Martin Marietta Materials, Inc.	(2,745)	(471,783)
Neenah, Inc.	(129)	(7,601)
NewMarket Corp.	(238)	(98,077)
Nutrien Ltd. (Canada)	(17,974)	(844,778)
Olin Corp.	(18,026)	(362,503)
PH Glatfelter Co.	(36,066)	(352,004)
PQ Group Holdings, Inc.*	(11,747)	(173,973)
Rayonier Advanced Materials, Inc.	(29,304)	(312,088)
Sealed Air Corp.	(55,953)	(1,949,403)
Sensient Technologies Corp.	(36,181)	(2,020,709)
Silgan Holdings, Inc.	(54,647)	(1,290,762)
Summit Materials, Inc., Class A*	(30,173)	(374,145)
Tronox Ltd., Class A (Australia)	(45,055)	(350,528)
US Concrete, Inc.*	(65,851)	(2,323,223)
Valvoline, Inc.	(53,488)	(1,034,993)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Venator Materials PLC (United Kingdom)*	(103,438)	$(433,405)
Vulcan Materials Co.	(6,075)	(600,210)
WestRock Co.	(8,537)	(322,357)
WR Grace & Co.	(44,177)	(2,867,529)

		(30,050,153)

Media & Entertainment — (5.8)%
Altice USA, Inc., Class A	(94,277)	(1,557,456)
AMC Entertainment Holdings, Inc., Class A	(27,685)	(339,972)
Boston Omaha Corp., Class A*	(2,901)	(67,883)
Cable One, Inc.	(1,059)	(868,486)
Care.com, Inc.*	(4,722)	(91,182)
Cargurus, Inc.*	(20,224)	(682,155)
CBS Corp., Class B, non-voting shares	(64,708)	(2,829,034)
Charter Communications, Inc., Class A*	(11,253)	(3,206,767)
Clear Channel Outdoor Holdings, Inc., Class A	(1,985)	(10,302)
comScore, Inc.*	(25,340)	(365,656)
Entercom Communications Corp., Class A	(270,284)	(1,543,322)
EW Scripps Co. (The), Class A	(60,654)	(954,087)
Lions Gate Entertainment Corp., Class B (Canada)	(32,920)	(489,850)
Madison Square Garden Co. (The), Class A*	(11,997)	(3,211,597)
Meredith Corp.	(32,189)	(1,671,897)
National CineMedia, Inc.	(38,239)	(247,789)
Netflix, Inc.*	(3,254)	(870,966)
New York Times Co. (The), Class A	(65,685)	(1,464,119)
Nexstar Media Group, Inc., Class A	(4,766)	(374,798)
Pandora Media, Inc.*	(368,138)	(2,978,236)
Scholastic Corp.	(3,897)	(156,893)
Shaw Communications, Inc., Class B (Canada)	(30,564)	(552,903)
Sinclair Broadcast Group, Inc., Class A	(44,336)	(1,167,810)
Sirius XM Holdings, Inc.	(29,582)	(168,913)
Snap, Inc., Class A*	(954,441)	(5,258,970)
Take-Two Interactive Software, Inc.*	(995)	(102,425)
TrueCar, Inc.*	(140,988)	(1,277,351)
WideOpenWest, Inc.*	(37,725)	(268,979)

See accompanying Notes to the Quarterly Portfolio of Investments.

26

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
World Wrestling Entertainment, Inc.,
Class A	(5,076)	$(379,279)
Yelp, Inc.*	(73,714)	(2,579,253)
Zillow Group, Inc., Class C*	(72,559)	(2,291,413)
Zynga, Inc., Class A*	(725,830)	(2,852,512)

		(40,882,255)

Pharmaceuticals, Biotechnology & Life Sciences — (1.3)%
Accelerate Diagnostics, Inc.*	(19,132)	(220,018)
Aerie Pharmaceuticals, Inc.*	(2,381)	(85,954)
Aimmune Therapeutics, Inc.*	(6,793)	(162,489)
Alder Biopharmaceuticals, Inc.*	(25,760)	(264,040)
Audentes Therapeutics, Inc.*	(799)	(17,035)
Cambrex Corp.*	(32,920)	(1,243,059)
Codexis, Inc.*	(27,160)	(453,572)
Coherus Biosciences, Inc.*	(16,302)	(147,533)
Cymabay Therapeutics, Inc.*	(14,608)	(114,965)
Dynavax Technologies Corp.*	(22,863)	(209,196)
Epizyme, Inc.*	(44,866)	(276,375)
Flexion Therapeutics, Inc.*	(37,487)	(424,353)
Insmed, Inc.*	(31,091)	(407,914)
Intra-Cellular Therapies, Inc.*	(14,084)	(160,417)
Luminex Corp.	(50,300)	(1,162,433)
Medicines Co. (The)*	(9,080)	(173,791)
NeoGenomics, Inc.*	(28,669)	(361,516)
Omeros Corp.*	(21,918)	(244,167)
Pacific Biosciences of California, Inc.*	(121,043)	(895,718)
Portola Pharmaceuticals, Inc.*	(6,907)	(134,825)
Radius Health, Inc.*	(15,501)	(255,611)
Revance Therapeutics, Inc.*	(27,278)	(549,106)
TherapeuticsMD, Inc.*	(108,361)	(412,855)
Theravance Biopharma, Inc. (Cayman Islands)*	(16,158)	(413,483)
Zogenix, Inc.*	(6,388)	(232,906)

		(9,023,331)

Retailing — (5.6)%
1-800-Flowers.com, Inc., Class A*	(13,653)	(166,976)
Abercrombie & Fitch Co., Class A	(106,985)	(2,145,049)
At Home Group, Inc.*	(78,146)	(1,458,204)
Barnes & Noble, Inc.	(386)	(2,737)
Big Lots, Inc.	(123,536)	(3,572,661)
Boot Barn Holdings, Inc.*	(55,312)	(941,963)
Burlington Stores, Inc.*	(2,834)	(461,007)
Caleres, Inc.	(20,243)	(563,363)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
CarMax, Inc.*	(4,857)	$(304,680)
Carvana Co.*	(15,776)	(516,033)
Chico’s FAS, Inc.	(83,547)	(469,534)
Children’s Place, Inc. (The)	(16,506)	(1,487,026)
Core-Mark Holding Co., Inc.	(8,787)	(204,298)
Dillard’s, Inc., Class A	(76,471)	(4,611,966)
DSW, Inc., Class A	(32,950)	(813,865)
Express, Inc.*	(111,729)	(570,935)
Five Below, Inc.*	(11,908)	(1,218,427)
Floor & Decor Holdings, Inc., Class A*	(95,807)	(2,481,401)
Funko, Inc., Class A*	(31,529)	(414,606)
GameStop Corp., Class A	(66,713)	(841,918)
Gap, Inc. (The)	(59,787)	(1,540,113)
Guess?, Inc.	(78,572)	(1,631,940)
L Brands, Inc.	(49,967)	(1,282,653)
Lands’ End, Inc.*	(1,193)	(16,953)
Lithia Motors, Inc., Class A	(4,240)	(323,639)
LKQ Corp.*	(117,726)	(2,793,638)
Michaels Cos., Inc. (The)*	(36,500)	(494,210)
Monro, Inc.	(28,120)	(1,933,250)
National Vision Holdings, Inc.*	(12,092)	(340,632)
Ollie’s Bargain Outlet Holdings, Inc.*	(237)	(15,763)
Overstock.com, Inc.*	(85,720)	(1,164,078)
Party City Holdco, Inc.*	(177,460)	(1,771,051)
Quotient Technology, Inc.*	(30,347)	(324,106)
Shutterfly, Inc.*	(38,926)	(1,567,161)
Sonic Automotive, Inc., Class A	(5,295)	(72,859)
Wayfair, Inc., Class A*	(1,487)	(133,949)
Williams-Sonoma, Inc.	(14,695)	(741,363)

		(39,394,007)

Semiconductors & Semiconductor Equipment — (3.5)%
Ambarella, Inc. (Cayman Islands)*	(124,883)	(4,368,407)
Amkor Technology, Inc.*	(22,063)	(144,733)
Brooks Automation, Inc.	(46,003)	(1,204,359)
CEVA, Inc.*	(13,410)	(296,227)
Cree, Inc.*	(13,050)	(558,214)
Entegris, Inc.	(6,613)	(184,470)
First Solar, Inc.*	(19,102)	(810,975)
FormFactor, Inc.*	(84,693)	(1,193,324)
Inphi Corp.*	(101,561)	(3,265,186)
MACOM Technology Solutions Holdings, Inc.*	(39,418)	(571,955)

See accompanying Notes to the Quarterly Portfolio of Investments.

27

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Marvell Technology Group Ltd. (Bermuda)	(207,973)	$(3,367,083)
MaxLinear, Inc.*	(66,942)	(1,178,179)
Microchip Technology, Inc.	(23,720)	(1,705,942)
Power Integrations, Inc.	(790)	(48,174)
Rambus, Inc.*	(112,677)	(864,233)
Rudolph Technologies, Inc.*	(11,743)	(240,379)
SMART Global Holdings, Inc. (Cayman Islands)*	(788)	(23,404)
Synaptics, Inc.*	(91,943)	(3,421,199)
Teradyne, Inc.	(4,993)	(156,680)
Xperi Corp.	(55,472)	(1,020,130)

		(24,623,253)

Software & Services — (6.1)%
2U, Inc.*	(3,661)	(182,025)
8x8, Inc.*	(40,455)	(729,808)
ACI Worldwide, Inc.*	(13,005)	(359,848)
Appian Corp.*	(4,425)	(118,192)
Avalara, Inc.*	(27,659)	(861,578)
Benefitfocus, Inc.*	(20,772)	(949,696)
Black Knight, Inc.*	(42,951)	(1,935,372)
BlackBerry Ltd. (Canada)*	(251,453)	(1,787,831)
Box, Inc., Class A*	(144,742)	(2,443,245)
CACI International, Inc., Class A*	(343)	(49,402)
Carbon Black, Inc.*	(22,316)	(299,481)
Cloudera, Inc.*	(237,974)	(2,631,992)
CSG Systems International, Inc.	(33,904)	(1,077,130)
DocuSign, Inc.*	(10,807)	(433,145)
Domo, Inc., Class B*	(2,694)	(52,883)
Ellie Mae, Inc.*	(34,143)	(2,145,205)
Exela Technologies, Inc.*	(9,480)	(36,877)
Fidelity National Information Services, Inc.	(7,696)	(789,225)
FireEye, Inc.*	(54,368)	(881,305)
First Data Corp., Class A*	(15,810)	(267,347)
Fiserv, Inc.*	(1,066)	(78,340)
ForeScout Technologies, Inc.*	(66,320)	(1,723,657)
Gartner, Inc.*	(7,221)	(923,133)
Global Payments, Inc.	(23,566)	(2,430,362)
GTT Communications, Inc.*	(9,473)	(224,131)
Hackett Group, Inc. (The)	(4,074)	(65,225)
Hortonworks, Inc.*	(56,693)	(817,513)
Instructure, Inc.*	(19,483)	(730,807)
LiveRamp Holdings, Inc.*	(37,653)	(1,454,535)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
MicroStrategy, Inc., Class A*	(3,614)	$(461,688)
MINDBODY, Inc., Class A*	(40,103)	(1,459,749)
MobileIron, Inc.*	(151)	(693)
Nutanix, Inc., Class A*	(2,913)	(121,152)
OneSpan, Inc.*	(14,189)	(183,748)
Pegasystems, Inc.	(9,875)	(472,321)
Perspecta, Inc.	(28,757)	(495,196)
Pivotal Software, Inc., Class A*	(49,390)	(807,526)
Pluralsight, Inc., Class A*	(1,447)	(34,077)
Presidio, Inc.	(17,423)	(227,370)
PROS Holdings, Inc.*	(6,724)	(211,134)
Science Applications International Corp.	(8,675)	(552,598)
Smartsheet, Inc., Class A*	(580)	(14,419)
Splunk, Inc.*	(3,240)	(339,714)
Square, Inc., Class A*	(11,421)	(640,604)
Switch, Inc., Class A	(222,841)	(1,559,887)
Tenable Holdings, Inc.*	(49,973)	(1,108,901)
Teradata Corp.*	(26,149)	(1,003,076)
TiVo Corp.	(146,159)	(1,375,356)
Travelport Worldwide Ltd. (Bermuda)	(139,372)	(2,176,991)
TTEC Holdings, Inc.	(2,760)	(78,853)
Tucows, Inc., Class A*	(3,045)	(182,883)
Virtusa Corp.*	(3,522)	(150,002)
Worldpay, Inc., Class A*	(34,948)	(2,671,076)
Yext, Inc.*	(5,571)	(82,729)
Zuora, Inc., Class A*	(352)	(6,385)

		(42,897,418)

Technology Hardware & Equipment — (4.3)%
3D Systems Corp.*	(97,557)	(992,155)
Acacia Communications, Inc.*	(33,088)	(1,257,344)
ADTRAN, Inc.	(23,196)	(249,125)
Benchmark Electronics, Inc.	(87,956)	(1,862,908)
CalAmp Corp.*	(23,170)	(301,442)
Celestica, Inc. (Canada)*	(65,655)	(575,794)
Cognex Corp.	(18,177)	(702,905)
Comtech Telecommunications Corp.	(2,352)	(57,248)
Control4 Corp.*	(15,009)	(264,158)
Cray, Inc.*	(28,422)	(613,631)
Dolby Laboratories, Inc., Class A	(10,884)	(673,067)
Electronics For Imaging, Inc.*	(52,861)	(1,310,953)
ePlus, Inc.*	(4,995)	(355,494)
Extreme Networks, Inc.*	(122,467)	(747,049)
FARO Technologies, Inc.*	(8,813)	(358,160)

See accompanying Notes to the Quarterly Portfolio of Investments.

28

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Finisar Corp.*	(127,148)	$(2,746,397)
Fitbit, Inc., Class A*	(441,545)	(2,194,479)
II-VI, Inc.*	(4,175)	(135,520)
Infinera Corp.*	(603,562)	(2,408,212)
Littelfuse, Inc.	(4,580)	(785,378)
Mesa Laboratories, Inc.	(87)	(18,130)
Methode Electronics, Inc.	(6,661)	(155,135)
National Instruments Corp.	(10,760)	(488,289)
NCR Corp.*	(9,867)	(227,730)
NetScout Systems, Inc.*	(113,827)	(2,689,732)
nLight, Inc.*	(29,946)	(532,440)
Plexus Corp.*	(11,883)	(606,984)
Pure Storage, Inc., Class A*	(48,065)	(772,885)
Quantenna Communications, Inc.*	(8,219)	(117,943)
Ribbon Communications, Inc.*	(6,321)	(30,467)
Rogers Corp.*	(8,955)	(887,082)
Sanmina Corp.*	(43,133)	(1,037,780)
Sierra Wireless, Inc. (Canada)*	(30,241)	(406,137)
Stratasys Ltd. (Israel)*	(29,465)	(530,665)
SYNNEX Corp.	(267)	(21,584)
TTM Technologies, Inc.*	(44,229)	(430,348)
ViaSat, Inc.*	(44,652)	(2,632,235)

		(30,176,985)

Telecommunication Services — (0.7)%
ATN International, Inc.	(5,239)	(374,746)
Boingo Wireless, Inc.*	(30,838)	(634,338)
Cincinnati Bell, Inc.*	(73,301)	(570,282)
Consolidated Communications Holdings, Inc.	(75,653)	(747,452)
ORBCOMM, Inc.*	(88,653)	(732,274)
pdvWireless, Inc.*	(1,104)	(41,279)
Shenandoah Telecommunications Co.	(3,629)	(160,583)
Sprint Corp.*	(234,950)	(1,367,409)

		(4,628,363)

Transportation — (4.1)%
Air Transport Services Group, Inc.*	(68,350)	(1,559,064)
Allegiant Travel Co.	(19,768)	(1,981,149)
Atlas Air Worldwide Holdings, Inc.*	(51,405)	(2,168,777)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian National Railway Co. (Canada)	(27,324)	$(2,024,982)
Canadian Pacific Railway Ltd. (Canada)	(15,300)	(2,717,586)
Hawaiian Holdings, Inc.	(71,138)	(1,878,755)
Hub Group, Inc., Class A*	(10,193)	(377,855)
JetBlue Airways Corp.*	(48,073)	(772,052)
Kansas City Southern.	(45,781)	(4,369,796)
Kirby Corp.*	(1,384)	(93,226)
Knight-Swift Transportation Holdings, Inc.	(7,405)	(185,643)
Matson, Inc.	(5,036)	(161,253)
Ryder System, Inc.	(60,978)	(2,936,091)
Saia, Inc.*	(16,723)	(933,478)
SkyWest, Inc.	(33,265)	(1,479,295)
Spirit Airlines, Inc.*	(27,108)	(1,570,095)
Werner Enterprises, Inc.	(109,965)	(3,248,366)

		(28,457,463)

TOTAL COMMON STOCK (Proceeds $691,337,621)		(516,752,140)

TOTAL SECURITES SOLD SHORT - (73.8)%		(516,752,140)

(Proceeds $691,337,621)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		5,380,487

NET ASSETS - 100.0%		$700,181,146

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $195,479,982.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
(c)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

29

GOTHAM NEUTRAL FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.4%
COMMON STOCKS — 121.4%
Automobiles & Components — 2.5%
American Axle & Manufacturing Holdings, Inc.†(a)*	33,779	$374,947
BorgWarner, Inc.†(a)(b)	9,370	325,514
Dana, Inc.†	70,872	965,985
Delphi Technologies PLC (Jersey)†(a)	36,160	517,811
Fiat Chrysler Automobiles NV (Netherlands)†(a)*	54,050	781,563
Ford Motor Co.†	105,933	810,387
Garrett Motion, Inc.†*	12,975	160,111
General Motors Co.†	18,177	608,021
Harley-Davidson, Inc.†(a)	8,117	276,952
Lear Corp.†	5,672	696,862
Tenneco, Inc., Class A†(a)(b)	32,015	876,891
Thor Industries, Inc.†(a)	15,445	803,140
Tower International, Inc.†(a)	1,251	29,774

		7,227,958

Capital Goods — 18.2%
3M Co.†(b)	4,628	881,819
A.O. Smith Corp.†(b)	10,045	428,922
Actuant Corp., Class A†(a)	7,689	161,392
AECOM†(a)(b)*	47,641	1,262,486
Aegion Corp.†(a)*	1,044	17,038
AGCO Corp.†	1,261	70,200
Allison Transmission Holdings, Inc.†	16,289	715,250
Altra Industrial Motion Corp.†	64,405	1,619,786
AMETEK, Inc.†	7,378	499,491
Applied Industrial Technologies, Inc.†	7,711	415,931
Arconic, Inc.†	23,957	403,915
Argan, Inc.†(a)	7,024	265,788
Armstrong World Industries, Inc.†	2,292	133,417
Atkore International Group, Inc.†*	19,715	391,146
Beacon Roofing Supply, Inc.*	7,589	240,723
BMC Stock Holdings, Inc.(a) *	5,203	80,542
Boeing Co. (The)†	640	206,400
Colfax Corp.†(a)(b)*	48,057	1,004,391
Columbus McKinnon Corp.†(a)	1,864	56,181
Continental Building Products, Inc.†(a)*	13,662	347,698
Crane Co.†	4,532	327,120
Cummins, Inc.†	13,056	1,744,804
Dover Corp.†	7,429	527,088
Eaton Corp. PLC (Ireland)†(b)	14,657	1,006,350
EMCOR Group, Inc.(a)	201	11,998

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Emerson Electric Co.†(b)	12,371	$739,167
EnPro Industries, Inc.†(a)	2,735	164,373
Esterline Technologies Corp.†(a)*	5,347	649,393
Federal Signal Corp.†	4,781	95,142
Flowserve Corp.†(a)	3,809	144,818
Fluor Corp.†(a)(b)	17,341	558,380
Fortive Corp.†(a)	4,326	292,697
Fortune Brands Home & Security, Inc.†(a)(b)	8,068	306,503
Gardner Denver Holdings, Inc.†(b)*	49,218	1,006,508
General Electric Co.†	32,136	243,270
Gibraltar Industries, Inc.(a)*	2,280	81,145
Global Brass & Copper Holdings, Inc.	212	5,332
GrafTech International Ltd.†(a)	90,466	1,034,931
Harsco Corp.†(a)*	11,524	228,867
Hexcel Corp.†	4,675	268,064
Hillenbrand, Inc.†	18,995	720,480
Honeywell International, Inc.†	21,170	2,796,980
Hubbell, Inc.†(a)(b)	15,122	1,502,219
Huntington Ingalls Industries, Inc.†(a)(b)	8,978	1,708,603
Illinois Tool Works, Inc.†(b)	8,126	1,029,483
Ingersoll-Rand PLC (Ireland)†	8,518	777,097
ITT, Inc.†(a)(b)	18,426	889,423
Jacobs Engineering Group, Inc.†	23,783	1,390,354
JELD-WEN Holding, Inc.†(a)*	13,795	196,027
Johnson Controls International PLC (Ireland)†(b)	31,723	940,587
Kadant, Inc.†(a)	357	29,081
Kaman Corp.†(a)	6,618	371,204
KBR, Inc.(a)	7,081	107,490
L3 Technologies, Inc.	245	42,547
Lincoln Electric Holdings, Inc.†(a)(b)	11,395	898,496
Lindsay Corp.(a)	377	36,286
Lockheed Martin Corp.†(b)	8,190	2,144,470
Manitowoc Co., Inc. (The)†(a)*	6,468	95,532
Masco Corp.†	69,842	2,042,180
Meritor, Inc.†*	62,901	1,063,656
Milacron Holdings Corp.†(a)*	10,507	124,928
National Presto Industries, Inc.†(a)	1,971	230,449
Nexeo Solutions, Inc.†(a)*	7,121	61,169
nVent Electric PLC (Ireland)†(b)	11,157	250,586
Oshkosh Corp.†(b)	23,089	1,415,587
Parker-Hannifin Corp.†	7,829	1,167,617

See accompanying Notes to the Quarterly Portfolio of Investments.

30

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)†(b)	11,043	$417,205
Raytheon Co.†(b)	17,484	2,681,171
Regal Beloit Corp.(a)	1,165	81,608
Rockwell Automation, Inc.†(a)(b)	4,857	730,881
Snap-on, Inc.†(a)(b)	3,214	466,962
Spirit AeroSystems Holdings, Inc., Class A†(a)(b)	16,643	1,199,794
SPX FLOW, Inc.†*	1,971	59,958
Systemax, Inc.†(a)	2,620	62,592
Teledyne Technologies, Inc.†(a)*	2,650	548,736
Textron, Inc.†(a)	9,476	435,801
TransDigm Group, Inc.†*	871	296,192
Trex Co., Inc.†(a)*	8,152	483,903
TriMas Corp.†*	4,081	111,370
United Technologies Corp.†(a)	19,555	2,082,216
Universal Forest Products, Inc.(a)	2,108	54,724
Valmont Industries, Inc.†(a)	2,866	317,983
Wabash National Corp.†(b)	16,238	212,393
Watts Water Technologies, Inc., Class A	455	29,361
WESCO International, Inc.†(b)*	16,122	773,856
WW Grainger, Inc.†(a)(b)	2,116	597,474

		52,315,177

Commercial & Professional Services — 3.2%
ABM Industries, Inc.†(a)	19,042	611,439
CBIZ, Inc.†(a)*	4,606	90,738
Clean Harbors, Inc.*	472	23,293
Deluxe Corp.†(a)	20,424	785,099
FTI Consulting, Inc.†(a)(b)*	21,152	1,409,569
Heidrick & Struggles International, Inc.†	2,865	89,359
Huron Consulting Group, Inc.†(a)*	1,445	74,143
ICF International, Inc.†	732	47,419
KAR Auction Services, Inc.†(a)(b)	18,276	872,131
Kforce, Inc.†(a)	2,918	90,225
Knoll, Inc.†(a)	2,274	37,476
ManpowerGroup, Inc.†(a)(b)	18,299	1,185,775
Matthews International Corp., Class A†(a)	1,685	68,445
Navigant Consulting, Inc.†(a)(b)	8,990	216,210
Nielsen Holdings PLC (United
Kingdom)†(a)(b)	14,159	330,329
Republic Services, Inc.†(b)	11,283	813,391

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ritchie Bros Auctioneers, Inc. (Canada)†	2,128	$69,628
Robert Half International, Inc.†(b)	9,011	515,429
SP Plus Corp.†*	7,099	209,704
Tetra Tech, Inc.†(b)	17,290	895,103
TriNet Group, Inc.(b)*	1,107	46,439
Verisk Analytics, Inc.*	52	5,670
Viad Corp.(a)	520	26,047
Waste Management, Inc.†	7,766	691,096

		9,204,157

Consumer Durables & Apparel — 4.3%
Acushnet Holdings Corp.(a)	5,060	106,614
Callaway Golf Co.†(a)	53,856	823,997
Capri Holdings Ltd. (British Virgin Islands)†*	47,782	1,811,893
Cavco Industries, Inc.†*	772	100,653
Crocs, Inc.†(b) *	17,928	465,769
Fossil Group, Inc.†(a)(b)*	42,686	671,451
Garmin Ltd. (Switzerland)†(b)	38,450	2,434,654
Hanesbrands, Inc.†(a)	55,146	690,979
Installed Building Products, Inc.†(a)*	8,150	274,574
Johnson Outdoors, Inc., Class A(a)	573	33,658
Leggett & Platt, Inc.†(a)	18,920	678,093
Lululemon Athletica, Inc.†*	4,263	518,423
Mohawk Industries, Inc.†(a)*	3,603	421,407
Movado Group, Inc.(a)	1,960	61,975
Oxford Industries, Inc.(a)	2,054	145,916
PVH Corp.†	5,316	494,122
Skechers U.S.A., Inc., Class A†(a)(b)*	51,290	1,174,028
Sturm Ruger & Co., Inc.†(a)	5,968	317,617
Tapestry, Inc.†(b)	6,357	214,549
Tupperware Brands Corp.†(a)(b)	13,183	416,187
Whirlpool Corp.†(a)	4,926	526,442

		12,383,001

Consumer Services — 5.0%
Aramark†(a)	60,849	1,762,796
BJ’s Restaurants, Inc.†(a)	22,307	1,128,065
Boyd Gaming Corp.†(a)	2,396	49,789
Brinker International, Inc.†(a)	14,533	639,161
Career Education Corp.†*	4,174	47,667
Carnival Corp. (Panama)†	18,461	910,127
Cheesecake Factory, Inc. (The)	417	18,144
Choice Hotels International, Inc.†(a)	16,719	1,196,746
Dine Brands Global, Inc.(a)	7,158	482,020

See accompanying Notes to the Quarterly Portfolio of Investments.

31

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
frontdoor, Inc.†(a)(b)*	28,578	$760,461
Graham Holdings Co., Class B†	1,016	650,829
Grand Canyon Education, Inc.†*	10,064	967,553
Hilton Worldwide Holdings, Inc.†(a)	3,917	281,241
International Game Technology PLC (United Kingdom)†(a)	34,312	501,985
Jack in the Box, Inc.†	6,855	532,154
Las Vegas Sands Corp.†	11,270	586,604
Laureate Education, Inc., Class A†*	7,799	118,857
Marriott International, Inc., Class A(a)	409	44,401
McDonald’s Corp.†(b)	3,021	536,439
Regis Corp.†(a) *	4,292	72,749
SeaWorld Entertainment, Inc.†*	59,776	1,320,452
Speedway Motorsports, Inc.†	94	1,529
Stars Group, Inc. (The) (Canada)†(a)*	30,690	506,999
Weight Watchers International, Inc.(a)*	3,644	140,476
Wyndham Hotels & Resorts, Inc.†	1,543	70,006
Yum! Brands, Inc.†	12,161	1,117,839

		14,445,089

Energy — 5.0%
Cameco Corp. (Canada)†	22,205	252,027
Cenovus Energy, Inc. (Canada)†	93,052	654,156
CONSOL Energy, Inc.†*	4,781	151,606
Contura Energy, Inc.*	27	1,775
Core Laboratories NV (Netherlands)†	2,274	135,667
CVR Energy, Inc.†	27,353	943,131
Delek US Holdings, Inc.†(a)	23,823	774,486
Enbridge, Inc. (Canada)†	25,428	790,302
FTS International, Inc.†(b)*	43,570	309,783
Halliburton Co.†(a)(b)	36,482	969,692
Helix Energy Solutions Group, Inc.†(a)*	26,507	143,403
HollyFrontier Corp.†(b)	10,741	549,080
Imperial Oil Ltd. (Canada)	81	2,051
Kinder Morgan, Inc.†(b)	74,933	1,152,470
KLX Energy Services Holdings, Inc.(a)*	1,164	27,296
Mammoth Energy Services, Inc.†	20,908	375,926
Nabors Industries Ltd. (Bermuda)†(b)	76,188	152,376
National Oilwell Varco, Inc.†(a)(b)	44,943	1,155,035
Oceaneering International, Inc.†(a)*	17,395	210,480
Pembina Pipeline Corp. (Canada)(a)	3,304	98,030
Precision Drilling Corp. (Canada)†*	48,233	83,925

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ProPetro Holding Corp.†(a)*	46,931	$578,190
Renewable Energy Group, Inc.†(a)*	40,505	1,040,978
RPC, Inc.†(a)	54,719	540,077
Schlumberger Ltd. (Curacao)†	20,722	747,650
SEACOR Holdings, Inc.(b)*	2,632	97,384
Suncor Energy, Inc. (Canada)†(a)	25,145	703,306
TechnipFMC PLC (United Kingdom)†(b)	40,804	798,942
Tidewater, Inc.†*	5,471	104,660
Williams Cos., Inc. (The)†(a)(b)	35,642	785,906

		14,329,790

Food & Staples Retailing — 1.4%
Casey’s General Stores, Inc.†(a)	6,238	799,337
Sysco Corp.†(a)(b)	21,349	1,337,728
Walgreens Boots Alliance, Inc.†(b)	9,949	679,815
Walmart, Inc.†	12,016	1,119,290
Weis Markets, Inc.†(a)	4,626	221,030

		4,157,200

Food, Beverage & Tobacco — 7.9%
Altria Group, Inc.†(b)	61,423	3,033,682
Archer-Daniels-Midland Co.†	20,068	822,186
Campbell Soup Co.†(a)	6,290	207,507
Coca-Cola Co. (The)†	13,536	640,930
Constellation Brands, Inc., Class A†	18,698	3,007,012
Fresh Del Monte Produce, Inc. (Cayman Islands)(a)	3,661	103,496
General Mills, Inc.†(a)	32,708	1,273,650
Hain Celestial Group, Inc. (The)†(a)(b)*	40,958	649,594
Hershey Co. (The)†	5,815	623,252
Hormel Foods Corp.†(a)	8,527	363,932
Ingredion, Inc.†	4,623	422,542
Kellogg Co.†	11,384	649,002
Kraft Heinz Co. (The)†(a)(b)	31,751	1,366,563
Lamb Weston Holdings, Inc.	261	19,199
Molson Coors Brewing Co., Class B†	8,839	496,398
Mondelez International, Inc., Class A†	7,682	307,510
National Beverage Corp.†(a)	4,618	331,434
PepsiCo, Inc.†	12,840	1,418,563
Philip Morris International, Inc.†(b)	15,892	1,060,950
Pilgrim’s Pride Corp.†(b)*	89,519	1,388,440
Post Holdings, Inc.†(a)*	19,369	1,726,359
TreeHouse Foods, Inc.(a)*	1,335	67,698

See accompanying Notes to the Quarterly Portfolio of Investments.

32

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A†	33,739	$1,801,663
Vector Group Ltd.†(a)	83,867	816,026

		22,597,588

Health Care Equipment & Services — 9.8%
Abbott Laboratories†	9,121	659,722
AMN Healthcare Services, Inc.(b)*	1,459	82,667
athenahealth, Inc.†*	6,004	792,108
Avanos Medical, Inc.†(a)*	17,866	800,218
Baxter International, Inc.†	8,769	577,176
Becton Dickinson and Co.†	9,693	2,184,027
Cardinal Health, Inc.†(a)	22,013	981,780
Cerner Corp.†(a)*	8,709	456,700
Cigna Corp.†	5,324	1,011,134
CONMED Corp.†	3,556	228,295
Cooper Cos., Inc. (The)†(a)	800	203,600
CryoLife, Inc.(a)*	1,167	33,119
CVS Health Corp.†	9,052	593,087
Danaher Corp.†	2,032	209,540
DaVita, Inc.*	2,610	134,311
DENTSPLY SIRONA, Inc.†	18,193	676,962
Encompass Health Corp.(a)(b)	1,301	80,272
Haemonetics Corp.†*	4,587	458,929
HCA Healthcare, Inc.†(b)	5,569	693,062
Henry Schein, Inc.†(a) *	4,453	349,650
Hill-Rom Holdings, Inc.†(a)(b)	17,945	1,589,030
HMS Holdings Corp.†*	23,816	669,944
Hologic, Inc.†(a)(b)*	5,818	239,120
ICU Medical, Inc.†*	1,595	366,260
Integer Holdings Corp.†(b)*	15,884	1,211,314
Integra LifeSciences Holdings Corp.†(a)(b)*	18,453	832,230
Laboratory Corp. of America Holdings†(b)*	16,288	2,058,152
LivaNova PLC (United Kingdom)†(a)(b)*	19,099	1,746,986
Masimo Corp.†*	7,305	784,338
McKesson Corp.†	6,130	677,181
MEDNAX, Inc.†(a)(b)*	27,607	911,031
Medtronic PLC (Ireland)†	13,879	1,262,434
Meridian Bioscience, Inc.†(a)	7,676	133,255
NextGen Healthcare, Inc.(a)(b)*	17,862	270,609
Patterson Cos., Inc.†(a)	9,371	184,234
Quest Diagnostics, Inc.†(a)(b)	5,778	481,134
Quidel Corp.†(a)(b)*	8,242	402,374

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.†(b)	3,996	$455,025
Select Medical Holdings Corp.†(a)*	6,593	101,203
STERIS PLC (United Kingdom)†(b)	11,217	1,198,536
Tabula Rasa HealthCare, Inc.(a)*	789	50,307
Tenet Healthcare Corp.†(a)*	17,898	306,772
Tivity Health, Inc.(a)*	8,345	207,039
Varex Imaging Corp.(a)*	2,896	68,577
Veeva Systems, Inc., Class A†(b)*	2,450	218,834
West Pharmaceutical Services, Inc.†(a)(b)	4,768	467,407

		28,099,685

Household & Personal Products — 1.5%
Avon Products, Inc.†*	52,368	79,599
Colgate-Palmolive Co.†	16,685	993,091
Edgewell Personal Care Co.†(a)(b)*	42,200	1,576,170
Kimberly-Clark Corp.†(b)	3,974	452,798
Procter & Gamble Co. (The)†(b)	11,528	1,059,654
Spectrum Brands Holdings, Inc.†(a)	6,902	291,610

		4,452,922

Materials — 6.0%
Ashland Global Holdings, Inc.†	24,145	1,713,329
Berry Global Group, Inc.†*	16,457	782,201
Celanese Corp.†	15,436	1,388,777
Chemours Co. (The)†	42,928	1,211,428
Domtar Corp.†	14,435	507,102
Eagle Materials, Inc.†(b)	17,649	1,077,118
FMC Corp.†(a)(b)	19,800	1,464,408
FutureFuel Corp.†	2,375	37,667
Greif, Inc., Class A†(a)	3,237	120,125
HB Fuller Co.†(a)(b)	14,889	635,314
Kraton Corp.†(b)*	14,264	311,526
Kronos Worldwide, Inc.†(a)	21,264	244,961
Methanex Corp. (Canada)†	1,908	91,908
Norbord, Inc. (Canada)†	4,982	132,471
PolyOne Corp.†(a)	14,609	417,817
Rayonier Advanced Materials, Inc.†(a)	28,529	303,834
RPM International, Inc.(b)	3,112	182,923
Scotts Miracle-Gro Co. (The)†(a)(b)	21,266	1,307,008
Tronox Ltd., Class A (Australia)(a)(b)	14,840	115,455
US Concrete, Inc.†(a)*	17,516	617,964
Verso Corp., Class A†(a)(b)*	28,964	648,794
Westlake Chemical Corp.†(a)(b)	22,710	1,502,721

See accompanying Notes to the Quarterly Portfolio of Investments.

33

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Westrock Co.(a)	63,216	$2,387,036

		17,201,887

Media & Entertainment — 6.8%
Activision Blizzard, Inc.†	17,569	818,188
Alphabet, Inc., Class A†*	1,164	1,216,333
ANGI Homeservices, Inc., Class A†(a)*	16,926	272,001
Cars.com, Inc.†(a)*	51,423	1,105,594
Cinemark Holdings, Inc.(a)	6,709	240,182
Comcast Corp., Class A†	7,689	261,810
DISH Network Corp., Class A†(a)*	28,791	718,911
Electronic Arts, Inc.†*	34,471	2,720,107
Facebook, Inc., Class A†(b)*	13,613	1,784,528
Gannett Co., Inc.†(a)	35,922	306,415
Gray Television, Inc.†*	19,205	283,082
IAC/InterActiveCorp.†*	9,816	1,796,721
Interpublic Group of Cos., Inc. (The)†(a)	33,211	685,143
Loral Space & Communications, Inc.†*	1,773	66,044
Marcus Corp. (The)†(a)	3,433	135,604
MSG Networks, Inc., Class A†(a)*	19,180	451,881
National CineMedia, Inc.(a)	733	4,750
New Media Investment Group, Inc.†(a)	13,807	159,747
News Corp., Class A†(a)	84,689	961,220
Omnicom Group, Inc.†(a)(b)	8,597	629,644
QuinStreet, Inc.†*	9,685	157,188
TEGNA, Inc.†(a)(b)	63,977	695,430
Tribune Media Co., Class A†	2,212	100,381
TripAdvisor, Inc.†(a)*	27,041	1,458,592
Twenty-First Century Fox, Inc., Class A†	4,546	218,754
Viacom, Inc., Class B†(a)	45,406	1,166,934
Walt Disney Co. (The)†	9,358	1,026,105

		19,441,289

Pharmaceuticals, Biotechnology & Life Sciences — 6.5%
AbbVie, Inc.†	5,871	541,247
Acorda Therapeutics, Inc.†*	4,553	70,936
Agilent Technologies, Inc.†(b)	12,473	841,429
Amgen, Inc.†	3,126	608,538
Biogen, Inc.†(b)*	2,438	733,643
Bio-Rad Laboratories, Inc., Class A†*	754	175,094
Bristol-Myers Squibb Co.†	10,744	558,473
Bruker Corp.†	5,273	156,977

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Caredx, Inc.(a)*	1,642	$41,280
Celgene Corp.†(b)*	22,648	1,451,510
Charles River Laboratories International, Inc.†(b)*	2,268	256,692
Corcept Therapeutics, Inc.(a)*	10,985	146,760
Eagle Pharmaceuticals, Inc.†*	4,047	163,054
Eli Lilly & Co.†	7,104	822,075
Emergent BioSolutions, Inc.†(a)*	6,507	385,735
Enanta Pharmaceuticals, Inc.†(a)(b)*	4,758	337,009
Exelixis, Inc.†(a)*	14,713	289,405
Genomic Health, Inc.†(b)*	2,860	184,213
Gilead Sciences, Inc.†(b)	14,926	933,621
Innoviva, Inc.†*	34,143	595,795
Jazz Pharmaceuticals PLC (Ireland)†*	4,840	599,966
Johnson & Johnson†	6,369	821,919
Ligand Pharmaceuticals, Inc.†(a)*	3,311	449,303
Mallinckrodt PLC (Ireland)†*	10,274	162,329
Medpace Holdings, Inc.†(a)(b)*	17,620	932,627
Merck & Co., Inc.†	7,761	593,018
Mylan NV (Netherlands)†(b)*	22,761	623,651
Myriad Genetics, Inc.(b)*	3,131	91,018
Nektar Therapeutics†(a)(b)*	11,796	387,735
Neurocrine Biosciences, Inc.†(a)*	3,949	281,998
Pfizer, Inc.†	10,783	470,678
Phibro Animal Health Corp., Class A†	5,479	176,205
PRA Health Sciences, Inc.†(a)*	6,183	568,589
Prestige Consumer Healthcare, Inc.†*	7,104	219,372
QIAGEN NV (Netherlands)†(a)*	31,254	1,076,700
REGENXBIO, Inc.†*	4,175	175,141
Repligen Corp.†(a)*	5,963	314,489
SIGA Technologies, Inc.(a)*	395	3,120
Supernus Pharmaceuticals, Inc.†(a)(b)*	6,541	217,292
Thermo Fisher Scientific, Inc.†	3,782	846,374
Vanda Pharmaceuticals, Inc.†(a)*	2,933	76,639
Waters Corp.†(b)*	1,570	296,180
Zoetis, Inc.†	876	74,933

		18,752,762

Retailing — 10.6%
Advance Auto Parts, Inc.†	11,338	1,785,281
Amazon.com, Inc.†*	806	1,210,588
Asbury Automotive Group, Inc.†*	2,674	178,249

See accompanying Notes to the Quarterly Portfolio of Investments.

34

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ascena Retail Group, Inc.†*	71,013	$178,243
AutoNation, Inc.(a)*	3,736	133,375
AutoZone, Inc.†*	732	613,665
Bed Bath & Beyond, Inc.†(a)	139,941	1,584,132
Best Buy Co., Inc.†(a)	1,834	97,129
Booking Holdings, Inc.†(a)*	1,254	2,159,915
Chico’s FAS, Inc.(a)(b)	23,205	130,412
Children’s Place, Inc. (The)(a)	2,857	257,387
Core-Mark Holding Co., Inc.†	18,474	429,520
Dollar General Corp.†	12,976	1,402,446
DSW, Inc., Class A(a)	5,986	147,854
eBay, Inc.†*	71,120	1,996,338
Etsy, Inc.†(a)*	47,028	2,237,122
Expedia Group, Inc.†	2,497	281,287
Genuine Parts Co.†(a)	15,114	1,451,246
Group 1 Automotive, Inc.†(a)(b)	11,881	626,366
Home Depot, Inc. (The)†(b)	3,594	617,521
Hudson Ltd., Class A (Bermuda)(a)(b)*	4,637	79,525
Kohl’s Corp.†(b)	13,455	892,605
Lithia Motors, Inc., Class A†(a)(b)	19,230	1,467,826
Lowe’s Cos., Inc.†	8,054	743,867
Nordstrom, Inc.†(a)	7,214	336,245
Nutrisystem, Inc.†	19,198	842,408
Office Depot, Inc.†(a)	271,289	699,926
O’Reilly Automotive, Inc.(b)*	498	171,476
PetMed Express, Inc.†(a)	22,780	529,863
Qurate Retail, Inc.†(a)(b)*	100,740	1,966,445
RH†*	2	240
Ross Stores, Inc.†	7,765	646,048
Shoe Carnival, Inc.(a)	5,600	187,656
Shutterstock, Inc.(a)(b)	2,852	102,701
Signet Jewelers Ltd. (Bermuda)†(a)	15,295	485,922
Stamps.com, Inc.†(a)(b)*	1,151	179,142
Tailored Brands, Inc.†(a)	58,226	794,203
Target Corp.(b)	1,733	114,534
TJX Cos., Inc. (The)†	25,680	1,148,923
Tractor Supply Co.†(b)	9,220	769,317
Urban Outfitters, Inc.†*	22,980	762,936

		30,439,884

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries, Inc.†*	13,766	590,974
Amkor Technology, Inc.†(a)*	30,035	197,030
Analog Devices, Inc.†	2,546	218,523
Applied Materials, Inc.†(b)	31,131	1,019,229

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Cypress Semiconductor Corp.†(a)	54,113	$688,317
Diodes, Inc.†(a)*	20,219	652,265
Intel Corp.†	19,349	908,049
KLA-Tencor Corp.†	6,192	554,122
Lam Research Corp.†	5,445	741,446
Micron Technology, Inc.†(b)*	96,153	3,050,935
MKS Instruments, Inc.†(b)	10,041	648,749
Nanometrics, Inc.†(a)(b)*	22,412	612,520
ON Semiconductor Corp.†(a)(b)*	82,373	1,359,978
Photronics, Inc.*	1,032	9,990
Semtech Corp.†*	4,186	192,012
Silicon Laboratories, Inc.(a)*	722	56,901
SMART Global Holdings, Inc. (Cayman Islands)(a)*	14,101	418,800
Teradyne, Inc.†(a)(b)	15,387	482,844
Texas Instruments, Inc.†	3,167	299,282
Versum Materials, Inc.†(a)(b)	11,537	319,806

		13,021,772

Software & Services — 12.4%
Accenture PLC, Class A (Ireland)†(b)	5,147	725,778
Akamai Technologies, Inc.†(b)*	13,253	809,493
Alliance Data Systems Corp.†(a)	1,300	195,104
ANSYS, Inc.†*	3,781	540,456
Appfolio, Inc., Class A†(a)(b)*	8,663	513,023
Aspen Technology, Inc.†*	13,380	1,099,568
Avaya Holdings Corp.†(a)*	30,275	440,804
Blackbaud, Inc.†(a)	7,369	463,510
Booz Allen Hamilton Holding Corp.†(a)(b)	30,780	1,387,255
Broadridge Financial Solutions, Inc.†	1,279	123,104
Cardtronics PLC, Class A (United Kingdom)†*	17,360	451,360
CDK Global, Inc.†(a)(b)	35,118	1,681,450
CGI Group, Inc., Class A (Canada)†*	11,997	734,096
Cision Ltd. (Cayman Islands)†(a)(b)*	27,419	320,802
Citrix Systems, Inc.†(a)	13,248	1,357,390
CommVault Systems, Inc.†(b)*	6,285	371,381
Conduent, Inc.†(b)*	17,657	187,694
CoreLogic, Inc.(a)*	1,075	35,926
Descartes Systems Group, Inc. (The) (Canada)*	553	14,632
DXC Technology Co.†(a)(b)	33,055	1,757,534
Endurance International Group Holdings, Inc.†(a)*	19,292	128,292

See accompanying Notes to the Quarterly Portfolio of Investments.

35

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Euronet Worldwide, Inc.(a)*	1,174	$120,194
Fair Isaac Corp.†*	4,095	765,765
FleetCor Technologies, Inc.(a)(b)*	524	97,317
Fortinet, Inc.†(a)(b)*	28,255	1,990,000
Globant SA (Luxembourg)†*	10,300	580,096
GoDaddy, Inc., Class A†*	5,145	337,615
International Business Machines Corp.†	16,376	1,861,460
j2 Global, Inc.†(a)(b)	7,675	532,492
Jack Henry & Associates, Inc.†(a)	1,423	180,038
Leidos Holdings, Inc.†(a)	20,828	1,098,052
Manhattan Associates, Inc.†(a)*	9,388	397,770
MAXIMUS, Inc.†	8,781	571,555
Microsoft Corp.†(b)	14,951	1,518,573
Monotype Imaging Holdings, Inc.†(a)	6,822	105,877
NIC, Inc.†(a)	39,898	497,927
Nuance Communications, Inc.†(a)(b)*	75,729	1,001,895
Open Text Corp. (Canada)†(b)	32,200	1,049,720
Oracle Corp.†	30,118	1,359,828
Paychex, Inc.†(a)	3,798	247,440
Paycom Software, Inc.†(a)*	7,939	972,131
PayPal Holdings, Inc.†*	20,477	1,721,911
Perficient, Inc.†(a)*	4,564	101,595
Progress Software Corp.†(a)	24,306	862,620
Qualys, Inc.†(a)*	13,841	1,034,476
salesforce.com, Inc.†*	2	274
SPS Commerce, Inc.†*	9,468	779,974
Sykes Enterprises, Inc.(a)*	235	5,812
Tableau Software, Inc., Class A†(a)*	1,492	179,040
Tyler Technologies, Inc.†(a)*	6,542	1,215,634
Verint Systems, Inc.†(a)(b)*	7,134	301,840
VeriSign, Inc.†*	2,774	411,356
VMware, Inc., Class A	1,502	205,969
Western Union Co. (The)†(a)	17,989	306,892

		35,751,790

Technology Hardware & Equipment — 9.3%
Amphenol Corp., Class A†	6,103	494,465
Apple, Inc.†	3,142	495,619
ARRIS International PLC (United Kingdom)†*	17,602	538,093
Avnet, Inc.†(a)(b)	7,660	276,526
AVX Corp.†(a)	12,320	187,880
Belden, Inc.†(a)	7,996	333,993
Casa Systems, Inc.†(a)*	35,900	471,367

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Ciena Corp.†*	5,995	$203,290
Cisco Systems, Inc.†	12,705	550,508
Coherent, Inc.†(a)*	12,645	1,336,703
CommScope Holding Co., Inc.†(a)(b)*	94,505	1,548,937
Corning, Inc.†	24,392	736,882
EchoStar Corp., Class A†(a)(b)*	19,571	718,647
Electro Scientific Industries, Inc.†*	2,338	70,046
F5 Networks, Inc.†(a)(b)*	5,139	832,672
FLIR Systems, Inc.†(b)	38,773	1,688,176
Hewlett Packard Enterprise Co.†(b)	43,172	570,302
HP, Inc.†	105,792	2,164,504
Insight Enterprises, Inc.†*	7,378	300,653
IPG Photonics Corp.(a)*	1,575	178,432
Itron, Inc.†(a)*	8,410	397,709
Juniper Networks, Inc.†	32,649	878,585
Keysight Technologies, Inc.†(a)*	7,790	483,603
Motorola Solutions, Inc.†(b)	12,265	1,410,966
MTS Systems Corp.(a)	811	32,545
NetApp, Inc.†(a)	7,016	418,645
OSI Systems, Inc.†(a)*	5,577	408,794
Seagate Technology PLC (Ireland)†(a)	57,793	2,230,232
TE Connectivity Ltd. (Switzerland)†	31,009	2,345,211
Tech Data Corp.†(a)*	1,029	84,182
Vishay Intertechnology, Inc.†(a)(b)	57,403	1,033,828
Western Digital Corp.†(a)(b)	39,138	1,446,932
Xerox Corp.†(a)(b)	50,995	1,007,661
Zebra Technologies Corp., Class A†*	5,693	906,496

		26,783,084

Telecommunication Services — 2.1%
AT&T, Inc.	3,814	108,852
BCE, Inc. (Canada)†	4,376	172,983
CenturyLink, Inc.†(a)	89,723	1,359,303
Cogent Communications Holdings, Inc.†(a)	2,333	105,475
Intelsat SA (Luxembourg)†*	12,858	275,033
Rogers Communications, Inc., Class B (Canada)†	23,656	1,212,607
United States Cellular Corp.†(a)*	4,852	252,158
Verizon Communications, Inc.†(b)	31,514	1,771,717
Vonage Holdings Corp.†(a)(b)*	93,383	815,234

		6,073,362

Transportation — 4.4%
Alaska Air Group, Inc.†	11,187	680,729
American Airlines Group, Inc.†(a)(b)	18,871	605,948

See accompanying Notes to the Quarterly Portfolio of Investments.

36

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
ArcBest Corp.†(a)(b)	17,921	$613,973
CSX Corp.†(b)	28,010	1,740,261
Echo Global Logistics, Inc.†(a)*	9,661	196,408
Expeditors International of Washington, Inc.†	17,487	1,190,690
Forward Air Corp.(a)(b)	2,030	111,345
Genesee & Wyoming, Inc., Class A†(a)(b)*	12,899	954,784
Golden Ocean Group Ltd. (Bermuda)(a)	288	1,774
Heartland Express, Inc.†(a)	10,790	197,457
JB Hunt Transport Services, Inc.†(a)	1,037	96,482
Kirby Corp.†(a)*	4,211	283,653
Landstar System, Inc.†(a)(b)	18,459	1,765,973
Marten Transport Ltd.	33	534
Norfolk Southern Corp.†	3,133	468,509
Schneider National, Inc., Class B†(a)	59,764	1,115,794
Southwest Airlines Co.†(a)(b)	17,193	799,131
Union Pacific Corp.†	35	4,838
United Continental Holdings, Inc.†*	13,263	1,110,511
United Parcel Service, Inc., Class B	978	95,384
XPO Logistics, Inc.†*	8,384	478,223

		12,512,401

TOTAL COMMON STOCKS (Cost $375,789,334)		349,190,798

	Par
	Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027 †	$715	665

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		665

TOTAL LONG POSITIONS - 121.4%		349,191,463

(Cost $375,790,049)

	Number
	of Shares
SHORT POSITIONS — (96.2)%
COMMON STOCKS — (96.2)%
Automobiles & Components — (2.1)%
Aptiv PLC (Jersey)	(2,884)	(177,568)
Cooper Tire & Rubber Co.	(3,733)	(120,688)
Dorman Products, Inc.*	(13,589)	(1,223,282)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Fox Factory Holding Corp.*	(10,078)	$(593,292)
Gentex Corp.	(14,667)	(296,420)
Gentherm, Inc.*	(12,067)	(482,439)
Goodyear Tire & Rubber Co. (The)	(7,319)	(149,381)
LCI Industries	(17,914)	(1,196,655)
Tesla, Inc.*	(2,847)	(947,482)
Visteon Corp.*	(13,411)	(808,415)

		(5,995,622)

Capital Goods — (13.4)%
AAON, Inc.	(15,186)	(532,421)
AAR Corp.	(7,239)	(270,304)
Advanced Drainage Systems, Inc.	(5,384)	(130,562)
Aerovironment, Inc.*	(36)	(2,446)
Alamo Group, Inc.	(1,083)	(83,738)
Allegion PLC (Ireland)	(11,327)	(902,875)
American Woodmark Corp.*	(1,703)	(94,823)
Apogee Enterprises, Inc.	(3,801)	(113,460)
Astec Industries, Inc.	(6,657)	(200,975)
Astronics Corp.*	(10,970)	(334,036)
Axon Enterprise, Inc.*	(8,947)	(391,431)
Blue Bird Corp.*	(21)	(382)
Briggs & Stratton Corp.	(5,902)	(77,198)
Builders FirstSource, Inc.*	(9,162)	(99,957)
BWX Technologies, Inc.	(20,868)	(797,784)
Carlisle Cos., Inc.	(13,908)	(1,398,032)
Caterpillar, Inc.	(2,970)	(377,398)
Chart Industries, Inc.*	(629)	(40,904)
CIRCOR International, Inc.*	(11,918)	(253,853)
CSW Industrials, Inc.*	(410)	(19,823)
Curtiss-Wright Corp.	(969)	(98,954)
DMC Global, Inc.	(492)	(17,279)
Douglas Dynamics, Inc.	(2,497)	(89,617)
DXP Enterprises, Inc.*	(5,124)	(142,652)
Dycom Industries, Inc.*	(31,187)	(1,685,345)
ESCO Technologies, Inc.	(1,566)	(103,278)
Evoqua Water Technologies Corp.*	(40,517)	(388,963)
Fastenal Co.	(23,556)	(1,231,743)
Franklin Electric Co., Inc.	(1,524)	(65,349)
Gates Industrial Corp. PLC (United Kingdom)*	(25,505)	(337,686)
Generac Holdings, Inc.*	(3,731)	(185,431)
General Dynamics Corp.	(1,240)	(194,940)
GMS, Inc.*	(11,077)	(164,604)
Graco, Inc.	(4,739)	(198,327)

See accompanying Notes to the Quarterly Portfolio of Investments.

37

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Granite Construction, Inc.	(27,498)	$(1,107,619)
Harris Corp.	(258)	(34,740)
HEICO Corp.	(449)	(34,789)
Herc Holdings, Inc.*	(11,087)	(288,151)
Hyster-Yale Materials Handling, Inc.	(2,951)	(182,844)
John Bean Technologies Corp.	(10,450)	(750,414)
Kratos Defense & Security Solutions, Inc.*	(38,214)	(538,435)
Lennox International, Inc.	(7)	(1,532)
MasTec, Inc.*	(57,087)	(2,315,449)
Maxar Technologies Ltd. (Canada)	(16,555)	(197,998)
Mercury Systems, Inc.*	(28,148)	(1,331,119)
Middleby Corp. (The)*	(12,605)	(1,294,912)
MRC Global, Inc.*	(75,577)	(924,307)
Navistar International Corp.*	(18,243)	(473,406)
NCI Building Systems, Inc.*	(1,487)	(10,781)
Nordson Corp.	(903)	(107,773)
Northrop Grumman Corp.	(3,710)	(908,579)
NOW, Inc.*	(54,260)	(631,586)
Patrick Industries, Inc.*	(12,040)	(356,504)
PGT Innovations, Inc.*	(36,622)	(580,459)
Primoris Services Corp.	(12,575)	(240,560)
Proto Labs, Inc.*	(5,789)	(652,941)
Quanta Services, Inc.	(3,000)	(90,300)
Raven Industries, Inc.	(7,759)	(280,798)
RBC Bearings, Inc.*	(4,854)	(636,359)
REV Group, Inc.	(31,779)	(238,660)
Roper Technologies, Inc.	(4,495)	(1,198,007)
SiteOne Landscape Supply, Inc.*	(1,504)	(83,126)
SPX Corp.*	(22,177)	(621,178)
Stanley Black & Decker, Inc.	(6,400)	(766,336)
Sun Hydraulics Corp.	(5,564)	(184,669)
Sunrun, Inc.*	(57,109)	(621,917)
Terex Corp.	(33,885)	(934,209)
Textainer Group Holdings Ltd. (Bermuda)*	(9,519)	(94,809)
Thermon Group Holdings, Inc.*	(8,381)	(169,967)
Toro Co. (The)	(20,976)	(1,172,139)
TPI Composites, Inc.*	(1,375)	(33,797)
Tutor Perini Corp.*	(5,392)	(86,110)
United Rentals, Inc.*	(16,621)	(1,704,151)
USG Corp.	(59,488)	(2,537,758)
Vicor Corp.*	(13,786)	(520,973)
Vivint Solar, Inc.*	(259)	(987)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Wabtec Corp.	(4,384)	$(307,976)
Welbilt, Inc.*	(10,944)	(121,588)
Wesco Aircraft Holdings, Inc.*	(25,210)	(199,159)
Willscot Corp.*	(16,406)	(154,545)
Woodward, Inc.	(13,466)	(1,000,389)
Xylem, Inc.	(10,937)	(729,717)

		(38,481,092)

Commercial & Professional Services — (3.1)%
ADT, Inc.	(14,254)	(85,667)
Advanced Disposal Services, Inc.*	(20,500)	(490,770)
ASGN, Inc.*	(1,070)	(58,315)
Brady Corp., Class A	(2,576)	(111,953)
BrightView Holdings, Inc.*	(4,081)	(41,667)
Casella Waste Systems, Inc., Class A*	(12,506)	(356,296)
Cimpress NV (Netherlands)*	(9,481)	(980,525)
Cintas Corp.	(1,948)	(327,245)
Copart, Inc.*	(36,841)	(1,760,263)
CoStar Group, Inc.*	(2,422)	(817,037)
Ennis, Inc.	(120)	(2,310)
Equifax, Inc.	(1,597)	(148,729)
Forrester Research, Inc.	(3,007)	(134,413)
Healthcare Services Group, Inc.	(16,314)	(655,497)
Heritage-Crystal Clean, Inc.*	(509)	(11,712)
Herman Miller, Inc.	(6,242)	(188,820)
HNI Corp.	(2,258)	(80,001)
IHS Markit Ltd. (Bermuda)*	(23,859)	(1,144,516)
Interface, Inc.	(8,097)	(115,382)
Korn Ferry	(9,962)	(393,897)
Multi-Color Corp.	(6,046)	(212,154)
Pitney Bowes, Inc.	(6,325)	(37,381)
Steelcase, Inc., Class A	(17,401)	(258,057)
Team, Inc.*	(20,347)	(298,084)
TrueBlue, Inc.*	(3,520)	(78,320)
US Ecology, Inc.	(1,567)	(98,690)
Waste Connections, Inc. (Canada)	(890)	(66,082)

		(8,953,783)

Consumer Durables & Apparel — (4.8)%
American Outdoor Brands Corp.*	(18,830)	(242,154)
Canada Goose Holdings, Inc. (Canada)*	(20,676)	(903,955)
Carter’s, Inc.	(7,913)	(645,859)
Columbia Sportswear Co.	(10,654)	(895,895)
Deckers Outdoor Corp.*	(10,189)	(1,303,683)

See accompanying Notes to the Quarterly Portfolio of Investments.

38

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
G-III Apparel Group Ltd.*	(30,735)	$(857,199)
Gildan Activewear, Inc. (Canada)	(10,503)	(318,871)
GoPro, Inc., Class A*	(229,963)	(975,043)
Hasbro, Inc.	(6,268)	(509,275)
iRobot Corp.*	(19,886)	(1,665,254)
Mattel, Inc.*	(178,858)	(1,786,791)
NIKE, Inc., Class B	(11,120)	(824,437)
Polaris Industries, Inc.	(1,468)	(112,566)
Ralph Lauren Corp.	(3,193)	(330,348)
Tempur Sealy International, Inc.*	(37,435)	(1,549,809)
TopBuild Corp.*	(1,853)	(83,385)
Under Armour, Inc., Class C*	(18,904)	(305,678)
VF Corp.	(1,531)	(109,222)
Wolverine World Wide, Inc.	(15,566)	(496,400)

		(13,915,824)

Consumer Services — (5.6)%
Belmond Ltd., Class A (Bermuda)*	(35,567)	(890,242)
Bloomin’ Brands, Inc.	(2,019)	(36,120)
Chegg, Inc.*	(12,918)	(367,130)
Chipotle Mexican Grill, Inc.*	(1,689)	(729,293)
Churchill Downs, Inc.	(1,314)	(320,537)
Cracker Barrel Old Country Store, Inc.	(277)	(44,281)
Dave & Buster’s Entertainment, Inc.	(15,519)	(691,527)
El Pollo Loco Holdings, Inc.*	(3,388)	(51,396)
Fiesta Restaurant Group, Inc.*	(9,340)	(144,863)
Houghton Mifflin Harcourt Co.*	(6,093)	(53,984)
Hyatt Hotels Corp., Class A	(7,404)	(500,510)
International Speedway Corp., Class A	(6,832)	(299,652)
K12, Inc.*	(4,257)	(105,531)
Lindblad Expeditions Holdings, Inc.*	(561)	(7,551)
MGM Resorts International	(48,010)	(1,164,723)
Monarch Casino & Resort, Inc.*	(2,491)	(95,007)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(5,205)	(220,640)
Papa John’s International, Inc.	(3,172)	(126,277)
PlayAGS, Inc.*	(2,882)	(66,286)
Red Rock Resorts, Inc., Class A	(52,655)	(1,069,423)
Royal Caribbean Cruises Ltd. (Liberia)	(16,032)	(1,567,769)
Ruth’s Hospitality Group, Inc.	(2,593)	(58,939)
Service Corp. International	(31,491)	(1,267,828)
ServiceMaster Global Holdings, Inc.*	(16,745)	(615,211)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Shake Shack, Inc., Class A*	(39,059)	$(1,774,060)
Strategic Education, Inc.	(4,625)	(524,567)
Texas Roadhouse, Inc.	(5,549)	(331,275)
Vail Resorts, Inc.	(7,406)	(1,561,333)
Wingstop, Inc.	(16,827)	(1,080,125)
Wynn Resorts Ltd.	(3,654)	(361,417)

		(16,127,497)

Energy — (4.9)%
Archrock, Inc.	(26,330)	(197,212)
Cactus, Inc., Class A*	(19,347)	(530,301)
Cheniere Energy, Inc.*	(8,929)	(528,507)
DHT Holdings, Inc. (Marshall Islands)	(31,689)	(124,221)
Dril-Quip, Inc.*	(22,063)	(662,552)
Ensco PLC, Class A (United Kingdom)	(267,044)	(950,677)
Exterran Corp.*	(2,029)	(35,913)
Exxon Mobil Corp.	(2,568)	(175,112)
Forum Energy Technologies, Inc.*	(94,372)	(389,756)
Frank’s International NV (Netherlands)*	(3,423)	(17,868)
Green Plains, Inc.	(52,956)	(694,253)
Keane Group, Inc.*	(15,940)	(130,389)
Liberty Oilfield Services, Inc., Class A	(25,750)	(333,462)
Marathon Petroleum Corp.	(25,547)	(1,507,528)
McDermott International, Inc. (Panama)*	(76,217)	(498,459)
Newpark Resources, Inc.*	(22,523)	(154,733)
NexGen Energy Ltd. (Canada)*	(11,005)	(19,589)
Nine Energy Service, Inc.*	(4,297)	(96,854)
Noble Corp. PLC (United Kingdom)*	(280,379)	(734,593)
Occidental Petroleum Corp.	(492)	(30,199)
Oil States International, Inc.*	(5,092)	(72,714)
Par Pacific Holdings, Inc.*	(7,723)	(109,512)
Rowan Cos. PLC, Class A (United Kingdom)*	(225,759)	(1,894,118)
Select Energy Services, Inc., Class A*	(15,132)	(95,634)
Ship Finance International Ltd. (Bermuda)	(20,019)	(210,800)
Solaris Oilfield Infrastructure, Inc., Class A	(42,730)	(516,606)
Superior Energy Services, Inc.*	(51,701)	(173,198)
Targa Resources Corp.	(57,362)	(2,066,179)
Unit Corp.*	(18,666)	(266,550)

See accompanying Notes to the Quarterly Portfolio of Investments.

39

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
US Silica Holdings, Inc.	(76,415)	$(777,905)
Valero Energy Corp.	(1,399)	(104,883)

		(14,100,277)

Food & Staples Retailing — (1.0)%
Chefs’ Warehouse, Inc. (The)*	(3,436)	(109,883)
Ingles Markets, Inc., Class A	(1,674)	(45,566)
Performance Food Group Co.*	(14,330)	(462,429)
PriceSmart, Inc.	(7,312)	(432,139)
Rite Aid Corp.*	(689,283)	(488,219)
Sprouts Farmers Market, Inc.*	(38,880)	(914,069)
United Natural Foods, Inc.*	(4,727)	(50,059)
US Foods Holding Corp.*	(9,905)	(313,394)

		(2,815,758)

Food, Beverage & Tobacco — (4.2)%
B&G Foods, Inc.	(1,081)	(31,252)
Boston Beer Co., Inc. (The), Class A*	(1,444)	(347,773)
Brown-Forman Corp., Class B	(9,302)	(442,589)
Calavo Growers, Inc.	(6,584)	(480,369)
Coca-Cola Consolidated, Inc.	(1,895)	(336,135)
Conagra Brands, Inc.	(40,218)	(859,056)
Cott Corp. (Canada)	(36,707)	(511,696)
Darling Ingredients, Inc.*	(83,128)	(1,599,383)
Flowers Foods, Inc.	(32,857)	(606,869)
Freshpet, Inc.*	(16,354)	(525,945)
Hostess Brands, Inc.*	(7,911)	(86,546)
J&J Snack Foods Corp.	(4,724)	(683,043)
John B Sanfilippo & Son, Inc.	(541)	(30,112)
Lancaster Colony Corp.	(2,116)	(374,236)
McCormick & Co., Inc., non-voting shares	(6,476)	(901,718)
MGP Ingredients, Inc.	(17,418)	(993,697)
Primo Water Corp.*	(5,745)	(80,487)
Sanderson Farms, Inc.	(28,084)	(2,788,460)
Tootsie Roll Industries, Inc.	(817)	(27,288)
Turning Point Brands, Inc.	(2,459)	(66,934)
Universal Corp.	(6,012)	(325,550)

		(12,099,138)

Health Care Equipment & Services — (7.4)%
Acadia Healthcare Co., Inc.*	(43,342)	(1,114,323)
Addus HomeCare Corp.*	(5,219)	(354,266)
Align Technology, Inc.*	(812)	(170,057)
AmerisourceBergen Corp.	(11,908)	(885,955)
AngioDynamics, Inc.*	(41)	(825)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AtriCure, Inc.*	(11,802)	$(361,141)
AxoGen, Inc.*	(29,753)	(607,854)
BioTelemetry, Inc.*	(16,500)	(985,380)
Brookdale Senior Living, Inc.*	(25,405)	(170,213)
Cantel Medical Corp.	(939)	(69,909)
Cardiovascular Systems, Inc.*	(8,168)	(232,706)
Civitas Solutions, Inc.*	(58)	(1,016)
Diplomat Pharmacy, Inc.*	(64,102)	(862,813)
Ensign Group, Inc. (The)	(6,093)	(236,347)
Evolent Health, Inc., Class A*	(63,297)	(1,262,775)
Glaukos Corp.*	(22,266)	(1,250,681)
Inovalon Holdings, Inc., Class A*	(5,124)	(72,658)
Inspire Medical Systems, Inc.*	(8,318)	(351,435)
Insulet Corp.*	(25,849)	(2,050,343)
iRhythm Technologies, Inc.*	(16,839)	(1,169,974)
LHC Group, Inc.*	(3,519)	(330,364)
Medidata Solutions, Inc.*	(10,924)	(736,496)
Merit Medical Systems, Inc.*	(7,062)	(394,130)
National HealthCare Corp.	(6)	(471)
National Research Corp.	(625)	(23,837)
Natus Medical, Inc.*	(1,802)	(61,322)
Nevro Corp.*	(44,499)	(1,730,566)
Novocure Ltd. (Jersey)*	(3,764)	(126,019)
NxStage Medical, Inc.*	(18,109)	(518,280)
OraSure Technologies, Inc.*	(13,324)	(155,624)
PetIQ, Inc.*	(18,647)	(437,645)
Providence Service Corp. (The)*	(1,055)	(63,321)
RadNet, Inc.*	(9,688)	(98,527)
Senseonics Holdings, Inc.*	(63,967)	(165,675)
Sientra, Inc.*	(3,267)	(41,524)
STAAR Surgical Co.*	(17,961)	(573,136)
Surgery Partners, Inc.*	(14,411)	(141,084)
Tactile Systems Technology, Inc.*	(1,773)	(80,760)
Teladoc Health, Inc.*	(33,909)	(1,680,869)
Universal Health Services, Inc., Class B	(2,327)	(271,235)
US Physical Therapy, Inc.	(2,890)	(295,791)
ViewRay, Inc.*	(80,746)	(490,128)
Vocera Communications, Inc.*	(16,038)	(631,095)
Wright Medical Group NV (Netherlands)*	(5,591)	(152,187)

		(21,410,757)

Household & Personal Products — (1.2)%
Central Garden & Pet Co., Class A*	(9,241)	(288,781)

See accompanying Notes to the Quarterly Portfolio of Investments.

40

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Church & Dwight Co., Inc.	(7,547)	$(496,291)
Clorox Co. (The)	(4,802)	(740,180)
Coty, Inc., Class A	(23,444)	(153,793)
Estee Lauder Cos., Inc. (The), Class A	(5,483)	(713,338)
Inter Parfums, Inc.	(1,335)	(87,536)
WD-40 Co.	(4,825)	(884,229)

		(3,364,148)

Materials — (6.0)%
A. Schulman, Inc. CVR(c)	(6,794)	(13,588)
Albemarle Corp.	(19,466)	(1,500,245)
AptarGroup, Inc.	(5,483)	(515,786)
Avery Dennison Corp.	(1,836)	(164,928)
Balchem Corp.	(602)	(47,167)
Boise Cascade Co.	(10,852)	(258,820)
Cabot Corp.	(5,658)	(242,955)
Chase Corp.	(656)	(65,633)
DowDuPont, Inc.	(21,124)	(1,129,712)
Ecolab, Inc.	(5,614)	(827,223)
Ferro Corp.*	(16,640)	(260,915)
GCP Applied Technologies, Inc.*	(32,942)	(808,726)
Graphic Packaging Holding Co.	(95,640)	(1,017,610)
Innophos Holdings, Inc.	(5,072)	(124,416)
Innospec, Inc.	(2,431)	(150,139)
LyondellBasell Industries NV, Class A (Netherlands)	(13,838)	(1,150,768)
Neenah, Inc.	(40)	(2,357)
Nutrien Ltd. (Canada)	(18,700)	(878,900)
Olin Corp.	(4,801)	(96,548)
PH Glatfelter Co.	(16,891)	(164,856)
Platform Specialty Products Corp.*	(22,500)	(232,425)
PQ Group Holdings, Inc.*	(4,497)	(66,601)
Sealed Air Corp.	(52,380)	(1,824,919)
Sensient Technologies Corp.	(19,970)	(1,115,324)
Silgan Holdings, Inc.	(24,212)	(571,887)
Valvoline, Inc.	(43,554)	(842,770)
Vulcan Materials Co.	(9,832)	(971,402)
WR Grace & Co.	(33,636)	(2,183,313)

		(17,229,933)

Media & Entertainment — (6.8)%
Altice USA, Inc., Class A	(27,902)	(460,941)
AMC Entertainment Holdings, Inc., Class A	(20,707)	(254,282)
Boston Omaha Corp., Class A*	(176)	(4,118)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Cable One, Inc.	(584)	$(478,938)
Care.com, Inc.*	(2,098)	(40,512)
Cargurus, Inc.*	(14,675)	(494,988)
CBS Corp., Class B, non-voting shares	(44,502)	(1,945,627)
Charter Communications, Inc., Class A*	(3,694)	(1,052,679)
Clear Channel Outdoor Holdings, Inc., Class A	(742)	(3,851)
comScore, Inc.*	(2,934)	(42,338)
Discovery, Inc., Class A*	(17,993)	(445,147)
Entercom Communications Corp., Class A	(25,107)	(143,361)
EW Scripps Co. (The), Class A	(35,022)	(550,896)
Glu Mobile, Inc.*	(33,930)	(273,815)
Madison Square Garden Co. (The), Class A*	(7,520)	(2,013,104)
Meredith Corp.	(7,367)	(382,642)
Netflix, Inc.*	(3,207)	(858,386)
New York Times Co. (The), Class A	(33,502)	(746,760)
Nexstar Media Group, Inc., Class A	(3,105)	(244,177)
Pandora Media, Inc.*	(195,777)	(1,583,836)
Scholastic Corp.	(1,185)	(47,708)
Shaw Communications, Inc., Class B (Canada)	(8,618)	(155,900)
Sinclair Broadcast Group, Inc., Class A	(28,097)	(740,075)
Snap, Inc., Class A*	(390,624)	(2,152,338)
Take-Two Interactive Software, Inc.*	(8,186)	(842,667)
TrueCar, Inc.*	(58,383)	(528,950)
WideOpenWest, Inc.*	(9,138)	(65,154)
World Wrestling Entertainment, Inc., Class A	(5,057)	(377,859)
Yelp, Inc.*	(7,858)	(274,951)
Zillow Group, Inc., Class C*	(35,809)	(1,130,848)
Zynga, Inc., Class A*	(344,110)	(1,352,352)

		(19,689,200)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Accelerate Diagnostics, Inc.*	(11,041)	(126,971)
Aerie Pharmaceuticals, Inc.*	(907)	(32,743)
Alder Biopharmaceuticals, Inc.*	(30,590)	(313,547)
Apellis Pharmaceuticals, Inc.*	(67)	(884)
Audentes Therapeutics, Inc.*	(6,446)	(137,429)
Cambrex Corp.*	(26,385)	(996,298)

See accompanying Notes to the Quarterly Portfolio of Investments.

41

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cara Therapeutics, Inc.*	(3,103)	$(40,339)
Codexis, Inc.*	(17,193)	(287,123)
Coherus Biosciences, Inc.*	(26,496)	(239,789)
Cymabay Therapeutics, Inc.*	(3,958)	(31,149)
Dynavax Technologies Corp.*	(9,243)	(84,573)
Epizyme, Inc.*	(18,448)	(113,640)
Flexion Therapeutics, Inc.*	(16,644)	(188,410)
G1 Therapeutics, Inc.*	(500)	(9,575)
ImmunoGen, Inc.*	(7,267)	(34,882)
Insmed, Inc.*	(15,074)	(197,771)
Intellia Therapeutics, Inc.*	(8,669)	(118,332)
Intra-Cellular Therapies, Inc.*	(25,885)	(294,830)
Intrexon Corp.*	(10,043)	(65,681)
Karyopharm Therapeutics, Inc.*	(7,194)	(67,408)
Luminex Corp.	(20,798)	(480,642)
NeoGenomics, Inc.*	(32,553)	(410,493)
Omeros Corp.*	(27,415)	(305,403)
Pacific Biosciences of California, Inc.*	(54,934)	(406,512)
PerkinElmer, Inc.	(479)	(37,625)
Portola Pharmaceuticals, Inc.*	(9,463)	(184,718)
Radius Health, Inc.*	(5,130)	(84,594)
Revance Therapeutics, Inc.*	(17,481)	(351,893)
TherapeuticsMD, Inc.*	(95,845)	(365,169)
Theravance Biopharma, Inc. (Cayman Islands)*	(16,876)	(431,857)
Tricida, Inc.*	(19)	(448)
Zogenix, Inc.*	(6,535)	(238,266)

		(6,678,994)

Retailing — (6.1)%
1-800-Flowers.com, Inc., Class A*	(3,878)	(47,428)
Abercrombie & Fitch Co., Class A	(77,822)	(1,560,331)
At Home Group, Inc.*	(60,717)	(1,132,979)
Big Lots, Inc.	(54,159)	(1,566,278)
Boot Barn Holdings, Inc.*	(7,717)	(131,420)
Burlington Stores, Inc.*	(692)	(112,568)
Caleres, Inc.	(4,537)	(126,265)
CarMax, Inc.*	(4,627)	(290,252)
Carvana Co.*	(43,343)	(1,417,750)
Dillard’s, Inc., Class A	(14,452)	(871,600)
Five Below, Inc.*	(7,938)	(812,216)
Floor & Decor Holdings, Inc., Class A*	(40,321)	(1,044,314)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Foot Locker, Inc.	(513)	$(27,292)
Funko, Inc., Class A*	(6,847)	(90,038)
Gap, Inc. (The)	(36,935)	(951,446)
Guess?, Inc.	(41,118)	(854,021)
L Brands, Inc.	(23,012)	(590,718)
Macy’s, Inc.	(8,510)	(253,428)
Monro, Inc.	(22,269)	(1,530,994)
Murphy USA, Inc.*	(2,659)	(203,786)
National Vision Holdings, Inc.*	(15,231)	(429,057)
Overstock.com, Inc.*	(47,387)	(643,515)
Party City Holdco, Inc.*	(78,931)	(787,731)
Quotient Technology, Inc.*	(15,313)	(163,543)
Shutterfly, Inc.*	(12,060)	(485,536)
Sonic Automotive, Inc., Class A	(2,760)	(37,978)
Wayfair, Inc., Class A*	(8,449)	(761,086)
Williams-Sonoma, Inc.	(10,707)	(540,168)

		(17,463,738)

Semiconductors & Semiconductor Equipment — (3.8)%
Ambarella, Inc. (Cayman Islands)*	(55,715)	(1,948,911)
Axcelis Technologies, Inc.*	(45)	(801)
Brooks Automation, Inc.	(49,993)	(1,308,817)
CEVA, Inc.*	(6,565)	(145,021)
Cree, Inc.*	(12,944)	(553,680)
Entegris, Inc.	(25,448)	(709,872)
First Solar, Inc.*	(13,663)	(580,063)
FormFactor, Inc.*	(49,013)	(690,593)
Inphi Corp.*	(55,276)	(1,777,123)
MACOM Technology Solutions Holdings, Inc.*	(30,081)	(436,475)
Rambus, Inc.*	(50,367)	(386,315)
Rudolph Technologies, Inc.*	(4,310)	(88,226)
Synaptics, Inc.*	(46,375)	(1,725,614)
Xperi Corp.	(25,527)	(469,442)

		(10,820,953)

Software & Services — (12.3)%
2U, Inc.*	(1,911)	(95,015)
8x8, Inc.*	(72,527)	(1,308,387)
ACI Worldwide, Inc.*	(14,493)	(401,021)
Appian Corp.*	(9,355)	(249,872)
Avalara, Inc.*	(13,821)	(430,524)
Benefitfocus, Inc.*	(13,498)	(617,129)
Black Knight, Inc.*	(32,578)	(1,467,965)
BlackBerry Ltd. (Canada)*	(128,018)	(910,208)
Blackline, Inc.*	(6,587)	(269,738)

See accompanying Notes to the Quarterly Portfolio of Investments.

42

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Box, Inc., Class A*	(84,713)	$(1,429,955)
CACI International, Inc., Class A*	(3,654)	(526,286)
Carbon Black, Inc.*	(22,485)	(301,749)
Cloudera, Inc.*	(107,742)	(1,191,627)
CSG Systems International, Inc.	(9,687)	(307,756)
DocuSign, Inc.*	(24,507)	(982,241)
Domo, Inc., Class B*	(2,479)	(48,663)
Ellie Mae, Inc.*	(1,798)	(112,968)
Everbridge, Inc.*	(3,300)	(187,308)
Exela Technologies, Inc.*	(1,684)	(6,551)
Fidelity National Information Services, Inc.	(8,286)	(849,729)
FireEye, Inc.*	(74,535)	(1,208,212)
Fiserv, Inc.*	(11,985)	(880,778)
ForeScout Technologies, Inc.*	(42,627)	(1,107,876)
Gartner, Inc.*	(3,066)	(391,957)
Global Payments, Inc.	(14,900)	(1,536,637)
GTT Communications, Inc.*	(4,546)	(107,558)
Hortonworks, Inc.*	(88,140)	(1,270,979)
Instructure, Inc.*	(21,201)	(795,249)
LiveRamp Holdings, Inc.*	(35,807)	(1,383,224)
ManTech International Corp., Class A	(3,990)	(208,657)
MINDBODY, Inc., Class A*	(27,347)	(995,431)
MobileIron, Inc.*	(28)	(129)
Nutanix, Inc., Class A*	(24,999)	(1,039,708)
OneSpan, Inc.*	(7,149)	(92,580)
Pegasystems, Inc.	(11,199)	(535,648)
Perspecta, Inc.	(15,325)	(263,896)
Pivotal Software, Inc., Class A*	(36,255)	(592,769)
Pluralsight, Inc., Class A*	(6,463)	(152,204)
Presidio, Inc.	(5,211)	(68,004)
PROS Holdings, Inc.*	(23,476)	(737,146)
Science Applications International Corp.	(5,600)	(356,720)
SecureWorks Corp., Class A*	(8,092)	(136,674)
SendGrid, Inc.*	(1,477)	(63,762)
Shopify, Inc., Class A (Canada)*	(8,457)	(1,170,872)
Smartsheet, Inc., Class A*	(11,692)	(290,663)
Square, Inc., Class A*	(21,954)	(1,231,400)
Switch, Inc., Class A	(86,690)	(606,830)
Tenable Holdings, Inc.*	(19,915)	(441,914)
Teradata Corp.*	(11,896)	(456,331)
TiVo Corp.	(29,717)	(279,637)
Travelport Worldwide Ltd. (Bermuda)	(73,459)	(1,147,430)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tucows, Inc., Class A*	(779)	$(46,787)
Visa, Inc., Class A	(1,632)	(215,326)
Workiva, Inc.*	(11,716)	(420,487)
Worldpay, Inc., Class A*	(31,239)	(2,387,597)
Yext, Inc.*	(8,373)	(124,339)
Zuora, Inc., Class A*	(54,092)	(981,229)

		(35,421,332)

Technology Hardware & Equipment — (5.8)%
3D Systems Corp.*	(102,461)	(1,042,028)
Acacia Communications, Inc.*	(15,737)	(598,006)
ADTRAN, Inc.	(3,874)	(41,607)
Benchmark Electronics, Inc.	(29,145)	(617,291)
CalAmp Corp.*	(7,573)	(98,525)
Celestica, Inc. (Canada)*	(12,954)	(113,607)
Comtech Telecommunications Corp.	(1,007)	(24,510)
Control4 Corp.*	(2,801)	(49,298)
Cray, Inc.*	(16,343)	(352,845)
Dolby Laboratories, Inc., Class A	(12,206)	(754,819)
Electronics For Imaging, Inc.*	(33,710)	(836,008)
ePlus, Inc.*	(1,153)	(82,059)
FARO Technologies, Inc.*	(5,110)	(207,670)
Finisar Corp.*	(70,953)	(1,532,585)
Fitbit, Inc., Class A*	(259,569)	(1,290,058)
II-VI, Inc.*	(21,901)	(710,906)
Infinera Corp.*	(218,235)	(870,758)
Knowles Corp.*	(7,367)	(98,055)
Mesa Laboratories, Inc.	(83)	(17,296)
Methode Electronics, Inc.	(1,027)	(23,919)
National Instruments Corp.	(1,632)	(74,060)
NCR Corp.*	(18,253)	(421,279)
NETGEAR, Inc.*	(1,308)	(68,055)
NetScout Systems, Inc.*	(58,677)	(1,386,537)
nLight, Inc.*	(16,006)	(284,587)
Plexus Corp.*	(4,708)	(240,485)
Pure Storage, Inc., Class A*	(75,971)	(1,221,614)
Ribbon Communications, Inc.*	(1,849)	(8,912)
Rogers Corp.*	(8,078)	(800,207)
Sanmina Corp.*	(7,891)	(189,857)
Sierra Wireless, Inc. (Canada)*	(13,296)	(178,565)
Stratasys Ltd. (Israel)*	(23,349)	(420,515)
SYNNEX Corp.	(5,732)	(463,375)
TTM Technologies, Inc.*	(40,208)	(391,224)
ViaSat, Inc.*	(19,566)	(1,153,416)

		(16,664,538)

See accompanying Notes to the Quarterly Portfolio of Investments.

43

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (1.4)%
ATN International, Inc.	(4,242)	$(303,430)
Boingo Wireless, Inc.*	(43,447)	(893,705)
Cincinnati Bell, Inc.*	(14,272)	(111,036)
Consolidated Communications Holdings, Inc.	(32,449)	(320,596)
Iridium Communications, Inc.*	(19,854)	(366,306)
ORBCOMM, Inc.*	(33,391)	(275,810)
pdvWireless, Inc.*	(555)	(20,751)
Shenandoah Telecommunications Co.	(4,660)	(206,205)
Sprint Corp.*	(255,996)	(1,489,897)

		(3,987,736)

Transportation — (4.0)%
Air Transport Services Group, Inc.*	(34,497)	(786,877)
Allegiant Travel Co.	(7,098)	(711,362)
Atlas Air Worldwide Holdings, Inc.*	(24,946)	(1,052,472)
Canadian National Railway Co. (Canada)	(8,783)	(650,908)
Canadian Pacific Railway Ltd. (Canada)	(9,757)	(1,733,038)
Hawaiian Holdings, Inc.	(24,026)	(634,527)
Kansas City Southern	(14,477)	(1,381,830)
Matson, Inc.	(4,182)	(133,908)
Old Dominion Freight Line, Inc.	(176)	(21,734)
Ryder System, Inc.	(33,651)	(1,620,296)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Saia, Inc.*	(1,998)	$(111,528)
SkyWest, Inc.	(17,139)	(762,171)
Werner Enterprises, Inc.	(67,198)	(1,985,029)

		(11,585,680)

TOTAL COMMON STOCK (Proceeds $335,269,532)		(276,806,000)

TOTAL SECURITES SOLD SHORT - (96.2)%		(276,806,000)

(Proceeds $335,269,532)

OTHER ASSETS IN EXCESS OF LIABILITIES - 74.8%		215,313,193

NET ASSETS - 100.0%		$287,698,656

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $27,749,795.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
(c)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

44

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund (“Absolute Return”), Gotham Enhanced Return Fund (“Enhanced Return”) and Gotham Neutral Fund (“Neutral”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a short position common stock with an end of period value of $13,486, $21,642 and $13,588 held by Absolute Return, Enhanced Return and Neutral, respectively; a corporate debt security with end of period value of $730 and $665 held by Absolute Return and Neutral, respectively. These securities are considered Level 2 as of and for the period ended December 31, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable

45

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2018, there were no transfers in or out of Level 3 for the Funds.

Short Sales — The Funds sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended December 31, 2018, the following Funds had securities lending programs and at December 31, 2018, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Absolute Return	$172,049,896	$175,195,298	$—
Enhanced Return	195,479,982	198,740,759	—
Neutral	27,749,795	28,440,519	—

46

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

B. Federal Tax Cost

As of the December 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute Return	$1,187,389,862	$208,999,729	$(107,763,668)	$101,236,061
Enhanced Return	1,184,060,650	266,859,768	(64,782,138)	202,077,630
Neutral	375,790,049	73,316,670	(41,451,724)	31,864,946

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

47

GOTHAM INDEX PLUS FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 191.0%
COMMON STOCKS — 191.0%
Automobiles & Components — 1.3%
BorgWarner, Inc.(a)	42,698	$1,483,329
General Motors Co.(b)	133,830	4,476,614
Goodyear Tire & Rubber Co. (The)†	47,767	974,924
Harley-Davidson, Inc.(a)	33,382	1,138,994

		8,073,861

Banks — 4.3%
Bank of America Corp.(b)	273,060	6,728,198
JPMorgan Chase & Co.†	80,033	7,812,821
People’s United Financial, Inc.(a)	67,909	979,927
PNC Financial Services Group, Inc. (The)†	18,436	2,155,353
US Bancorp†	48,411	2,212,383
Wells Fargo & Co.†	149,933	6,908,913

		26,797,595

Capital Goods — 23.9%
3M Co.†(a)(b)	74,402	14,176,557
Allegion PLC (Ireland)(a)	2,108	168,029
AMETEK, Inc.†	6,429	435,243
Arconic, Inc.†	99,069	1,670,303
Boeing Co. (The)†	15,760	5,082,600
Caterpillar, Inc.†	101,430	12,888,710
Cummins, Inc.†(b)	32,904	4,397,291
Dover Corp.†	30,000	2,128,500
Eaton Corp. PLC (Ireland)†	88,850	6,100,441
Emerson Electric Co.†	126,958	7,585,740
Fortive Corp.	11,329	766,520
Honeywell International, Inc	140,162	18,518,203
Illinois Tool Works, Inc.(a)(b)	68,022	8,617,707
Ingersoll-Rand PLC (Ireland)†	50,362	4,594,525
Jacobs Engineering Group, Inc.†	29,156	1,704,460
Johnson Controls International PLC (Ireland)†	189,635	5,622,678
Lockheed Martin Corp.†(b)	56,439	14,777,988
Parker-Hannifin Corp.†	27,133	4,046,616
Pentair PLC (Ireland)†	35,590	1,344,590
Raytheon Co.†	58,341	8,946,592
Rockwell Automation, Inc.†	22,056	3,318,987
Snap-on, Inc.(a)	11,517	1,673,305
Textron, Inc.	21,666	996,419
TransDigm Group, Inc.*	1,460	496,488
United Technologies Corp.	156,631	16,678,069
WW Grainger, Inc.(a)	1,857	524,343

		147,260,904

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.8%
Cintas Corp.†	2,911	$489,019
Nielsen Holdings PLC (United Kingdom)†	72,775	1,697,841
Republic Services, Inc.†	30,281	2,182,957
Robert Half International, Inc.†(a)	24,883	1,423,308
Verisk Analytics, Inc.*	3,289	358,633
Waste Management, Inc.†	53,206	4,734,802

		10,886,560

Consumer Durables & Apparel — 1.4%
Capri Holdings Ltd. (British Virgin Islands)†*	31,424	1,191,598
Garmin Ltd. (Switzerland)†	38,708	2,450,991
Lennar Corp., Class A(a)	9,148	358,144
Mohawk Industries, Inc.*	15,295	1,788,903
Newell Brands, Inc.(a)	95,698	1,779,026
Whirlpool Corp.(a)	13,121	1,402,241

		8,970,903

Consumer Services — 3.1%
Carnival Corp. (Panama)	134,944	6,652,739
H&R Block, Inc.	5,692	144,406
Hilton Worldwide Holdings, Inc.(a)	8,012	575,262
McDonald’s Corp.(b)	21,300	3,782,241
Starbucks Corp.	35,312	2,274,093
Yum! Brands, Inc.†	63,103	5,800,428

		19,229,169

Diversified Financials — 12.4%
Affiliated Managers Group, Inc.†	10,804	1,052,742
American Express Co.†	23,654	2,254,699
Berkshire Hathaway, Inc., Class B†*	114,037	23,284,075
BlackRock, Inc.†	32,762	12,869,569
Charles Schwab Corp. (The)†	37,441	1,554,925
CME Group, Inc.†	7,413	1,394,534
Franklin Resources, Inc.†(a)	108,450	3,216,627
Goldman Sachs Group, Inc. (The)†(a)	74,884	12,509,372
Intercontinental Exchange, Inc.	15,404	1,160,383
Invesco Ltd. (Bermuda)(a)	84,259	1,410,496
Moody’s Corp.(b)	13,711	1,920,088
Morgan Stanley	47,802	1,895,349
MSCI, Inc.†	2,453	361,646
Nasdaq, Inc.†	4,429	361,274
Raymond James Financial, Inc.	3,959	294,589
S&P Global, Inc.†(b)	8,077	1,372,605
State Street Corp.†(a)	77,798	4,906,720

See accompanying Notes to the Quarterly Portfolio of Investments.

1

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
T Rowe Price Group, Inc.†	49,735	$4,591,535

		76,411,228

Energy — 15.1%
Chevron Corp.†(b)	184,584	20,080,893
ConocoPhillips†	238,432	14,866,235
Devon Energy Corp.†(b)	105,580	2,379,773
Exxon Mobil Corp.†(b)	334,128	22,784,188
Hess Corp.†	8,252	334,206
HollyFrontier Corp.(b)	35,766	1,828,358
Kinder Morgan, Inc.†	442,682	6,808,449
Marathon Petroleum Corp.	13,045	769,785
Occidental Petroleum Corp.†	147,458	9,050,972
Phillips 66†(b)	94,535	8,144,190
Valero Energy Corp.†	83,047	6,226,034

		93,273,083

Food & Staples Retailing — 5.4%
Kroger Co. (The)†	42,372	1,165,230
Sysco Corp.†(b)	106,636	6,681,812
Walgreens Boots Alliance, Inc.†(b)	128,457	8,777,467
Walmart, Inc.†	176,081	16,401,945

		33,026,454

Food, Beverage & Tobacco — 10.7%
Altria Group, Inc.†	284,399	14,046,467
Archer-Daniels-Midland Co.†	114,937	4,708,969
Coca-Cola Co. (The)†	118,262	5,599,706
General Mills, Inc.†	116,697	4,544,181
Hershey Co. (The)	163	17,470
Hormel Foods Corp.	7,902	337,257
Kellogg Co.(b)	9,611	547,923
Kraft Heinz Co. (The)†(a)	222,959	9,596,155
Lamb Weston Holdings, Inc.	4,056	298,359
Molson Coors Brewing Co., Class B(b)	44,241	2,484,575
PepsiCo, Inc.†(b)	76,085	8,405,871
Philip Morris International, Inc.†(b)	169,423	11,310,679
Tyson Foods, Inc., Class A†	74,851	3,997,043

		65,894,655

Health Care Equipment & Services — 11.2%
Abbott Laboratories†	47,382	3,427,140
Anthem, Inc.†	13,556	3,560,212
Becton Dickinson and Co.†	4,130	930,572
Cardinal Health, Inc.†(a)	60,533	2,699,772
Centene Corp.(b)*	5,540	638,762

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cigna Corp.†	62,239	$11,820,431
CVS Health Corp.†	52,985	3,471,577
Danaher Corp.†	19,411	2,001,662
HCA Healthcare, Inc.†(b)	66,820	8,315,749
Henry Schein, Inc.*	3,147	247,102
Humana, Inc.†	28,125	8,057,250
Laboratory Corp. of America Holdings†*	21,034	2,657,856
McKesson Corp.†	5,411	597,753
Medtronic PLC (Ireland)†(b)	36,316	3,303,303
Quest Diagnostics, Inc.†(a)	28,087	2,338,804
ResMed, Inc.(b)	3,844	437,716
UnitedHealth Group, Inc.†	49,504	12,332,436
WellCare Health Plans, Inc.†*	10,246	2,418,978

		69,257,075

Household & Personal Products — 4.1%
Church & Dwight Co., Inc.†	36,787	2,419,113
Clorox Co. (The)	3,535	544,885
Colgate-Palmolive Co.†	97,956	5,830,341
Kimberly-Clark Corp.(b)	9,084	1,035,031
Procter & Gamble Co. (The)†	167,323	15,380,330

		25,209,700

Insurance — 4.6%
Aflac, Inc.†	26,745	1,218,502
Aon PLC (United Kingdom)†	6,680	971,005
Arthur J Gallagher & Co.†	4,949	364,741
Chubb Ltd. (Switzerland)†	12,771	1,649,758
Cincinnati Financial Corp.	4,506	348,855
Hartford Financial Services Group, Inc. (The)†	73,531	3,268,453
Loews Corp.†	64,380	2,930,578
Marsh & McLennan Cos., Inc.†(b)	103,229	8,232,513
Progressive Corp. (The)†	114,576	6,912,370
Torchmark Corp.†(a)	4,436	330,615
Travelers Cos., Inc. (The)(a)	7,520	900,520
Unum Group	44,630	1,311,229

		28,439,139

Materials — 8.0%
Avery Dennison Corp.†	17,839	1,602,477
Celanese Corp.†	26,154	2,353,075
CF Industries Holdings, Inc.†	44,984	1,957,254
DowDuPont, Inc.†	266,599	14,257,715
Eastman Chemical Co.†	28,825	2,107,396

See accompanying Notes to the Quarterly Portfolio of Investments.

2

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.†(a)	27,607	$2,041,814
Freeport-McMoRan, Inc.†	297,263	3,064,782
International Paper Co.†	83,029	3,351,050
LyondellBasell Industries NV, Class A (Netherlands)†	79,374	6,600,742
Mosaic Co. (The)	79,031	2,308,496
Nucor Corp.(a)(b)	64,358	3,334,388
Packaging Corp. of America†	19,271	1,608,358
PPG Industries, Inc.(b)	4,926	503,585
Sealed Air Corp.(a)	29,715	1,035,271
Sherwin-Williams Co. (The)(b)	2,593	1,020,242
Westrock Co.(a)	51,970	1,962,387

		49,109,032

Media & Entertainment — 6.3%
Alphabet, Inc., Class A†*	12,847	13,424,601
Comcast Corp., Class A†(a)	126,015	4,290,811
Discovery, Inc., Class A(a)*	22,835	564,938
DISH Network Corp., Class A(b)*	91,463	2,283,831
Interpublic Group of Cos., Inc. (The)(a)	78,795	1,625,541
News Corp., Class A†	119,896	1,360,820
Omnicom Group, Inc.(a)	6,227	456,065
Twenty-First Century Fox, Inc., Class A	6,843	329,285
Viacom, Inc., Class B†(a)	82,638	2,123,797
Walt Disney Co. (The)†	110,207	12,084,198

		38,543,887

Pharmaceuticals, Biotechnology & Life Sciences — 16.8%
AbbVie, Inc.†(b)	143,533	13,232,307
Amgen, Inc.†	17,741	3,453,640
Biogen, Inc.†(b)*	39,404	11,857,452
Bristol-Myers Squibb Co.†	48,920	2,542,862
Celgene Corp.†(b)*	143,281	9,182,879
Eli Lilly & Co.†(a)	122,056	14,124,320
Gilead Sciences, Inc.†(b)	148,610	9,295,556
Johnson & Johnson†	136,319	17,591,967
Merck & Co., Inc.†(a)	140,003	10,697,629
Nektar Therapeutics(a)*	35,479	1,166,195
Pfizer, Inc.†	173,607	7,577,946
Regeneron Pharmaceuticals, Inc.(b)*	960	358,560
Thermo Fisher Scientific, Inc.(b)	10,078	2,255,356

		103,336,669

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 2.9%
Alexandria Real Estate Equities, Inc., REIT	3,280	$377,987
Apartment Investment & Management Co., Class A, REIT	3,447	151,254
AvalonBay Communities, Inc., REIT	3,728	648,858
Digital Realty Trust, Inc., REIT	3,789	403,718
Duke Realty Corp., REIT†	62,781	1,626,028
Equity Residential, REIT	20,333	1,342,181
Extra Space Storage, Inc., REIT(a)	2,551	230,814
Public Storage, REIT†	3,326	673,216
Realty Income Corp., REIT†(a)	60,508	3,814,424
Simon Property Group, Inc., REIT(a)	8,567	1,439,170
UDR, Inc., REIT†	41,017	1,625,094
Ventas, Inc., REIT	2,499	146,416
Vornado Realty Trust, REIT	5,270	326,898
Welltower, Inc., REIT†(a)	21,260	1,475,657
Weyerhaeuser Co., REIT†(a)	153,593	3,357,543

		17,639,258

Retailing — 10.8%
Advance Auto Parts, Inc.†	14,944	2,353,082
Amazon.com, Inc.†*	8,748	13,139,234
AutoZone, Inc.†*	3,191	2,675,143
Booking Holdings, Inc.†*	2,693	4,638,477
Dollar General Corp.(a)(b)	27,480	2,970,038
eBay, Inc.†*	197,424	5,541,692
Foot Locker, Inc.	956	50,859
Genuine Parts Co.†	30,087	2,888,954
Home Depot, Inc. (The)(a)	54,344	9,337,386
Kohl’s Corp.(a)	33,294	2,208,724
Lowe’s Cos., Inc.†(b)	80,265	7,413,275
O’Reilly Automotive, Inc.(a)*	2,167	746,163
TJX Cos., Inc. (The)(b)	228,720	10,232,933
Tractor Supply Co.	25,035	2,088,920

		66,284,880

Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials, Inc.(b)	197,834	6,477,085
Intel Corp.†	148,911	6,988,393
KLA-Tencor Corp.†(a)	31,381	2,808,286
Lam Research Corp.(a)	32,893	4,479,040
Micron Technology, Inc.†*	250,111	7,936,022
Texas Instruments, Inc.†	27,337	2,583,346

		31,272,172

See accompanying Notes to the Quarterly Portfolio of Investments.

3

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 15.4%
Accenture PLC, Class A (Ireland)†(b)	74,561	$10,513,847
Alliance Data Systems Corp.†(a)	11,276	1,692,302
Automatic Data Processing, Inc.(b)	11,821	1,549,970
Broadridge Financial Solutions, Inc.†	3,235	311,369
Citrix Systems, Inc.†	1,875	192,113
Cognizant Technology Solutions Corp., Class A†	16,066	1,019,870
DXC Technology Co.†(b)	57,665	3,066,048
International Business Machines Corp.†(b)	162,350	18,454,324
Jack Henry & Associates, Inc.(a)	2,140	270,753
Mastercard, Inc., Class A(b)	31,192	5,884,371
Microsoft Corp.†	205,996	20,923,014
Oracle Corp.†	37,379	1,687,662
PayPal Holdings, Inc.*	233,643	19,647,040
VeriSign, Inc.*	2,392	354,710
Visa, Inc., Class A(a)(b)	61,352	8,094,783
Western Union Co. (The)†	90,963	1,551,829

		95,214,005

Technology Hardware & Equipment — 13.6%
Amphenol Corp., Class A†	44,803	3,629,939
Apple, Inc.†	235,266	37,110,859
Cisco Systems, Inc.†	169,885	7,361,117
Corning, Inc.†	161,136	4,867,919
F5 Networks, Inc.†(a)*	12,285	1,990,539
FLIR Systems, Inc.†	28,360	1,234,794
Hewlett Packard Enterprise Co.†	278,296	3,676,290
HP, Inc.†	318,994	6,526,617
Juniper Networks, Inc.	57,643	1,551,173
Motorola Solutions, Inc.†	33,519	3,856,026
NetApp, Inc.†(a)	21,445	1,279,623
Seagate Technology PLC (Ireland)(a)	58,659	2,263,651
TE Connectivity Ltd. (Switzerland)†	70,685	5,345,907
Western Digital Corp.†(a)(b)	59,248	2,190,399
Xerox Corp.(a)	50,261	993,157

		83,878,010

Telecommunication Services — 4.3%
AT&T, Inc.†	201,377	5,747,300
CenturyLink, Inc.(a)	220,696	3,343,544
Verizon Communications, Inc.†	308,439	17,340,441

		26,431,285

Transportation — 4.3%
Alaska Air Group, Inc.†	25,290	1,538,897

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
American Airlines Group, Inc.(a)	94,419	$3,031,794
CSX Corp.†(a)(b)	169,330	10,520,473
Expeditors International of
Washington, Inc.	4,650	316,618
Norfolk Southern Corp.†(b)	26,647	3,984,792
Union Pacific Corp.†(b)	18,076	2,498,645
United Continental Holdings, Inc.†*	55,858	4,676,990

		26,568,209

Utilities — 4.2%
AES Corp.†	18,344	265,254
Ameren Corp.	6,587	429,670
Dominion Energy, Inc.†	19,366	1,383,894
DTE Energy Co.	4,907	541,242
Eversource Energy	8,777	570,856
Exelon Corp.†	162,214	7,315,851
FirstEnergy Corp.(a)	23,069	866,241
NRG Energy, Inc.†	59,439	2,353,784
Pinnacle West Capital Corp.(a)	22,233	1,894,252
PPL Corp.	16,706	473,281
Southern Co. (The)†(b)	211,133	9,272,961
WEC Energy Group, Inc.(a)	7,462	516,818

		25,884,104

TOTAL COMMON STOCKS (Cost $1,223,725,595)		1,176,891,837

TOTAL LONG POSITIONS - 191.0%		1,176,891,837

(Cost $1,223,725,595)

SHORT POSITIONS — (90.9)%
COMMON STOCKS — (90.9)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(38,807)	(2,389,347)
Ford Motor Co.	(101,629)	(777,462)

		(3,166,809)

Banks — (4.4)%
BB&T Corp.	(106,786)	(4,625,970)
Citigroup, Inc.	(65,453)	(3,407,483)
Citizens Financial Group, Inc.	(66,812)	(1,986,321)
Comerica, Inc.	(23,468)	(1,612,017)
Fifth Third Bancorp	(90,530)	(2,130,171)
Huntington Bancshares, Inc.	(152,587)	(1,818,837)
KeyCorp.	(148,851)	(2,200,018)
M&T Bank Corp.	(19,036)	(2,724,623)
Regions Financial Corp.	(151,709)	(2,029,866)

See accompanying Notes to the Quarterly Portfolio of Investments.

4

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
SunTrust Banks, Inc.	(65,159)	$(3,286,620)
SVB Financial Group*	(2,054)	(390,096)
Zions Bancorp NA	(27,623)	(1,125,361)

		(27,337,383)

Capital Goods — (5.8)%
AO Smith Corp.	(7,901)	(337,373)
Deere & Co.	(8,385)	(1,250,790)
Fastenal Co.	(42,180)	(2,205,592)
Flowserve Corp.	(88)	(3,346)
Fluor Corp.	(13,855)	(446,131)
Fortune Brands Home & Security, Inc.	(701)	(26,631)
General Dynamics Corp.	(43,515)	(6,840,993)
General Electric Co.	(684,777)	(5,183,762)
Harris Corp.	(17,155)	(2,309,921)
Huntington Ingalls Industries, Inc.	(87)	(16,557)
L3 Technologies, Inc.	(7,083)	(1,230,034)
Masco Corp.	(1,505)	(44,006)
Northrop Grumman Corp.	(25,527)	(6,251,562)
PACCAR, Inc.	(12,393)	(708,136)
Quanta Services, Inc.	(21,924)	(659,912)
Roper Technologies, Inc.	(15,198)	(4,050,571)
Stanley Black & Decker, Inc.	(11,195)	(1,340,489)
United Rentals, Inc.*	(11,980)	(1,228,309)
Xylem, Inc.	(20,923)	(1,395,983)

		(35,530,098)

Commercial & Professional Services — (1.3)%
Copart, Inc.*	(36,352)	(1,736,899)
Equifax, Inc.	(16,905)	(1,574,363)
IHS Markit Ltd. (Bermuda)*	(57,922)	(2,778,518)
Rollins, Inc.	(48,096)	(1,736,266)

		(7,826,046)

Consumer Durables & Apparel — (2.7)%
DR Horton, Inc.	(55,287)	(1,916,247)
Hanesbrands, Inc.	(32,105)	(402,276)
Hasbro, Inc.	(18,619)	(1,512,794)
Leggett & Platt, Inc.	(705)	(25,267)
Mattel, Inc.*	(50,722)	(506,713)
NIKE, Inc., Class B	(33,605)	(2,491,475)
PulteGroup, Inc.	(41,447)	(1,077,208)
PVH Corp.	(10,148)	(943,257)
Ralph Lauren Corp.	(11,641)	(1,204,378)
Tapestry, Inc.	(41,106)	(1,387,328)
Under Armour, Inc., Class C*	(65,691)	(1,062,223)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.	(58,357)	$(4,163,188)

		(16,692,354)

Consumer Services — (2.7)%
Chipotle Mexican Grill, Inc.*	(4,084)	(1,763,430)
Darden Restaurants, Inc.	(18,206)	(1,818,051)
Marriott International, Inc., Class A	(47,939)	(5,204,258)
MGM Resorts International	(78,161)	(1,896,186)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(32,564)	(1,380,388)
Royal Caribbean Cruises Ltd. (Liberia)	(30,706)	(3,002,740)
Wynn Resorts Ltd.	(15,976)	(1,580,186)

		(16,645,239)

Diversified Financials — (2.6)%
Ameriprise Financial, Inc.	(7,286)	(760,440)
Bank of New York Mellon Corp. (The)	(75,205)	(3,539,899)
Capital One Financial Corp.	(67,574)	(5,107,919)
Cboe Global Markets, Inc.	(16,402)	(1,604,608)
Discover Financial Services	(17,875)	(1,054,267)
E*TRADE Financial Corp.	(1,092)	(47,917)
Jefferies Financial Group, Inc.	(27,117)	(470,751)
Northern Trust Corp.	(30,657)	(2,562,619)
Synchrony Financial	(27,397)	(642,734)

		(15,791,154)

Energy — (7.4)%
Anadarko Petroleum Corp.	(72,572)	(3,181,556)
Apache Corp.	(56,067)	(1,471,759)
Cabot Oil & Gas Corp.	(63,772)	(1,425,304)
Cimarex Energy Co.	(14,047)	(865,998)
Concho Resources, Inc.*	(29,422)	(3,024,287)
Diamondback Energy, Inc.	(14,493)	(1,343,501)
EOG Resources, Inc.	(85,198)	(7,430,118)
Halliburton Co.	(105,567)	(2,805,971)
Helmerich & Payne, Inc.	(16,015)	(767,759)
Marathon Oil Corp.	(123,133)	(1,765,727)
National Oilwell Varco, Inc.	(54,216)	(1,393,351)
Newfield Exploration Co.*	(29,437)	(431,546)
Noble Energy, Inc.	(71,117)	(1,334,155)
ONEOK, Inc.	(60,444)	(3,260,954)
Pioneer Natural Resources Co.	(25,047)	(3,294,181)
Schlumberger Ltd. (Curacao)	(186,219)	(6,718,782)
TechnipFMC PLC (United Kingdom)	(63,509)	(1,243,506)

See accompanying Notes to the Quarterly Portfolio of Investments.

5

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(177,794)	$(3,920,358)

		(45,678,813)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(4,306)	(877,175)

Food, Beverage & Tobacco — (2.6)%
Brown-Forman Corp., Class B	(70,594)	(3,358,863)
Campbell Soup Co.	(44,021)	(1,452,253)
Conagra Brands, Inc.	(67,861)	(1,449,511)
Constellation Brands, Inc., Class A	(529)	(85,074)
JM Smucker Co. (The)	(16,715)	(1,562,685)
McCormick & Co., Inc., non-voting shares	(16,404)	(2,284,093)
Mondelez International, Inc., Class A	(68,822)	(2,754,945)
Monster Beverage Corp.*	(64,036)	(3,151,852)

		(16,099,276)

Health Care Equipment & Services — (8.9)%
ABIOMED, Inc.*	(6,617)	(2,150,790)
Align Technology, Inc.*	(11,752)	(2,461,221)
AmerisourceBergen Corp.	(8,803)	(654,943)
Baxter International, Inc.	(70,547)	(4,643,404)
Boston Scientific Corp.*	(199,538)	(7,051,673)
Cerner Corp.*	(50,056)	(2,624,937)
Cooper Cos., Inc. (The)	(6,960)	(1,771,320)
DaVita, Inc.*	(23,242)	(1,196,033)
DENTSPLY SIRONA, Inc.	(23,551)	(876,333)
Edwards Lifesciences Corp.*	(30,709)	(4,703,698)
Hologic, Inc.*	(39,686)	(1,631,095)
IDEXX Laboratories, Inc.*	(12,716)	(2,365,430)
Intuitive Surgical, Inc.*	(16,780)	(8,036,278)
Stryker Corp.	(54,954)	(8,614,039)
Universal Health Services, Inc., Class B	(13,594)	(1,584,517)
Varian Medical Systems, Inc.*	(13,401)	(1,518,467)
Zimmer Biomet Holdings, Inc.	(29,975)	(3,109,007)

		(54,993,185)

Household & Personal Products — (1.3)%
Coty, Inc., Class A	(110,320)	(723,699)
Estee Lauder Cos., Inc. (The), Class A	(54,627)	(7,106,973)

		(7,830,672)

Insurance — (2.6)%
Allstate Corp. (The)	(8,481)	(700,785)
American International Group, Inc.	(82,961)	(3,269,493)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Assurant, Inc.	(113)	$(10,107)
Brighthouse Financial, Inc.*	(17,077)	(520,507)
Everest Re Group Ltd. (Bermuda)	(5,878)	(1,279,993)
Lincoln National Corp.	(15,521)	(796,383)
MetLife, Inc.	(84,424)	(3,466,449)
Principal Financial Group, Inc.	(27,435)	(1,211,804)
Prudential Financial, Inc.	(21,540)	(1,756,587)
Willis Towers Watson PLC (Ireland)	(19,089)	(2,898,856)

		(15,910,964)

Materials — (4.7)%
Air Products & Chemicals, Inc.	(32,255)	(5,162,413)
Albemarle Corp.	(15,602)	(1,202,446)
Ball Corp.	(45,939)	(2,112,275)
Ecolab, Inc.	(42,447)	(6,254,565)
International Flavors & Fragrances, Inc.	(12,857)	(1,726,309)
Linde PLC (Ireland)	(38,731)	(6,043,585)
Martin Marietta Materials, Inc.	(9,214)	(1,583,610)
Newmont Mining Corp.	(78,377)	(2,715,763)
Vulcan Materials Co.	(19,402)	(1,916,918)

		(28,717,884)

Media & Entertainment — (5.0)%
Activision Blizzard, Inc.	(112,111)	(5,221,009)
CBS Corp., Class B, non-voting shares	(55,131)	(2,410,327)
Charter Communications, Inc., Class A*	(26,970)	(7,685,641)
Electronic Arts, Inc.*	(7,410)	(584,723)
Facebook, Inc., Class A*	(7,134)	(935,196)
Netflix, Inc.*	(30,731)	(8,225,459)
Take-Two Interactive Software, Inc.*	(16,722)	(1,721,363)
TripAdvisor, Inc.*	(20,220)	(1,090,667)
Twitter, Inc.*	(112,318)	(3,228,019)

		(31,102,404)

Pharmaceuticals, Biotechnology & Life Sciences — (6.2)%
Agilent Technologies, Inc.	(46,727)	(3,152,203)
Alexion Pharmaceuticals, Inc.*	(32,781)	(3,191,558)
Allergan PLC (Ireland)	(49,811)	(6,657,738)
Illumina, Inc.*	(19,047)	(5,712,767)
Incyte Corp.*	(32,163)	(2,045,245)
IQVIA Holdings, Inc.*	(29,725)	(3,453,153)
Mettler-Toledo International, Inc.*	(3,681)	(2,081,900)
Mylan NV (Netherlands)*	(16,116)	(441,578)

See accompanying Notes to the Quarterly Portfolio of Investments.

6

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PerkinElmer, Inc.	(16,323)	$(1,282,172)
Perrigo Co. PLC (Ireland)	(19,968)	(773,760)
Vertex Pharmaceuticals, Inc.*	(38,192)	(6,328,796)
Waters Corp.*	(11,128)	(2,099,297)
Zoetis, Inc.	(14,248)	(1,218,774)

		(38,438,941)

Real Estate — (7.0)%
American Tower Corp., REIT	(64,767)	(10,245,492)
Boston Properties, Inc., REIT	(20,168)	(2,269,908)
CBRE Group, Inc., Class A*	(50,088)	(2,005,524)
Crown Castle International Corp., REIT	(60,979)	(6,624,149)
Equinix, Inc., REIT	(11,812)	(4,164,439)
Essex Property Trust, Inc., REIT	(9,552)	(2,342,246)
Federal Realty Investment Trust, REIT	(10,353)	(1,222,068)
HCP, Inc., REIT	(51,870)	(1,448,729)
Host Hotels & Resorts, Inc., REIT	(102,469)	(1,708,158)
Iron Mountain, Inc., REIT	(42,056)	(1,363,035)
Kimco Realty Corp., REIT	(61,919)	(907,113)
Macerich Co. (The), REIT	(20,640)	(893,299)
Mid-America Apartment Communities, Inc., REIT	(1,456)	(139,339)
Prologis, Inc., REIT	(50,744)	(2,979,688)
Regency Centers Corp., REIT	(23,943)	(1,404,975)
SBA Communications Corp., REIT*	(16,786)	(2,717,486)
SL Green Realty Corp., REIT	(12,047)	(952,677)

		(43,388,325)

Retailing — (2.7)%
Best Buy Co., Inc.	(762)	(40,356)
CarMax, Inc.*	(24,843)	(1,558,401)
Dollar Tree, Inc.*	(34,971)	(3,158,581)
Expedia Group, Inc.	(22,794)	(2,567,744)
Gap, Inc. (The)	(56,131)	(1,445,935)
L Brands, Inc.	(40,422)	(1,037,633)
LKQ Corp.*	(46,756)	(1,109,520)
Macy’s, Inc.	(44,427)	(1,323,036)
Nordstrom, Inc.	(10,027)	(467,358)
Ross Stores, Inc.	(20,503)	(1,705,850)
Tiffany & Co.	(17,555)	(1,413,353)
Ulta Beauty, Inc.*	(3,893)	(953,162)

		(16,780,929)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (5.0)%
Advanced Micro Devices, Inc.*	(161,576)	$(2,982,693)
Analog Devices, Inc.	(9,948)	(853,837)
Broadcom, Inc.	(24,162)	(6,143,913)
Maxim Integrated Products, Inc.	(34,315)	(1,744,918)
Microchip Technology, Inc.	(38,739)	(2,786,109)
NVIDIA Corp.	(38,489)	(5,138,281)
Qorvo, Inc.*	(18,373)	(1,115,792)
QUALCOMM, Inc.	(108,633)	(6,182,304)
Skyworks Solutions, Inc.	(26,066)	(1,746,943)
Xilinx, Inc.	(26,748)	(2,278,127)

		(30,972,917)

Software & Services — (8.9)%
Adobe, Inc.*	(27,911)	(6,314,585)
Akamai Technologies, Inc.*	(23,510)	(1,435,991)
ANSYS, Inc.*	(12,278)	(1,755,017)
Autodesk, Inc.*	(32,032)	(4,119,636)
Cadence Design Systems, Inc.*	(41,457)	(1,802,550)
Fidelity National Information Services, Inc.	(40,173)	(4,119,741)
Fiserv, Inc.*	(56,209)	(4,130,799)
FleetCor Technologies, Inc.*	(13,026)	(2,419,189)
Fortinet, Inc.*	(23,691)	(1,668,557)
Gartner, Inc.*	(13,356)	(1,707,431)
Global Payments, Inc.	(23,243)	(2,397,051)
Intuit, Inc.	(38,140)	(7,507,859)
Paychex, Inc.	(13,656)	(889,688)
Red Hat, Inc.*	(26,640)	(4,679,050)
salesforce.com, Inc.*	(28,360)	(3,884,469)
Symantec Corp.	(92,864)	(1,754,665)
Synopsys, Inc.*	(21,932)	(1,847,552)
Total System Services, Inc.	(26,808)	(2,179,222)

		(54,613,052)

Technology Hardware & Equipment — (0.8)%
Arista Networks, Inc.*	(11,420)	(2,406,194)
IPG Photonics Corp.*	(7,543)	(854,546)
Keysight Technologies, Inc.*	(22,840)	(1,417,907)

		(4,678,647)

Transportation — (2.1)%
CH Robinson Worldwide, Inc.	(20,278)	(1,705,177)
Delta Air Lines, Inc.	(83,676)	(4,175,432)
FedEx Corp.	(8,016)	(1,293,221)
JB Hunt Transport Services, Inc.	(16,042)	(1,492,548)
Kansas City Southern	(15,140)	(1,445,113)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.	(8,507)	$(395,405)
United Parcel Service, Inc., Class B	(25,227)	(2,460,389)

		(12,967,285)

Utilities — (5.6)%
Alliant Energy Corp.	(34,667)	(1,464,681)
American Electric Power Co., Inc.	(39,483)	(2,950,959)
American Water Works Co., Inc.	(11,413)	(1,035,958)
CenterPoint Energy, Inc.	(59,861)	(1,689,876)
CMS Energy Corp.	(39,696)	(1,970,906)
Consolidated Edison, Inc.	(45,038)	(3,443,605)
Duke Energy Corp.	(35,942)	(3,101,795)
Edison International	(8,561)	(486,008)
Entergy Corp.	(26,614)	(2,290,667)
Evergy, Inc.	(6,320)	(358,786)
NextEra Energy, Inc.	(14,518)	(2,523,519)
NiSource, Inc.	(53,362)	(1,352,727)
PG&E Corp.*	(75,981)	(1,804,549)
Public Service Enterprise Group, Inc.	(60,895)	(3,169,585)
SCANA Corp.	(20,271)	(968,548)
Sempra Energy	(17,791)	(1,924,808)
Xcel Energy, Inc.	(75,422)	(3,716,042)

		(34,253,019)

TOTAL COMMON STOCK (Proceeds $651,952,905)		(560,292,571)

TOTAL SECURITES SOLD SHORT - (90.9)%		(560,292,571)

(Proceeds $651,952,905)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(546,604)

NET ASSETS - 100.0%		$616,052,662

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $82,693,917.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT Real	Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

8

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 167.3%
COMMON STOCKS — 167.3%
Automobiles & Components — 1.9%
Aptiv PLC (Jersey)†	25	$1,539
BorgWarner, Inc.†	20	695
Dana, Inc.†	362	4,934
Delphi Technologies PLC (Jersey)†	305	4,368
Fiat Chrysler Automobiles NV (Netherlands)†*	456	6,594
Ford Motor Co.†	371	2,838
General Motors Co.†	130	4,349
Goodyear Tire & Rubber Co. (The)†	21	429
Harley-Davidson, Inc.†	16	546
Lear Corp.†	32	3,932
Tenneco, Inc., Class A†	272	7,450
Thor Industries, Inc.†	35	1,820
Tower International, Inc.	77	1,833

		41,327

Banks — 5.4%
Bank of America Corp.†	920	22,669
BB&T Corp.†	72	3,119
Citigroup, Inc.†	227	11,818
Citizens Financial Group, Inc.†	45	1,338
Comerica, Inc.†	15	1,030
Fifth Third Bancorp†	61	1,435
Huntington Bancshares, Inc.†	99	1,180
JPMorgan Chase & Co.†	310	30,262
KeyCorp.†	97	1,434
M&T Bank Corp.†	13	1,861
People’s United Financial, Inc.†	32	462
PNC Financial Services Group, Inc. (The)†	44	5,144
Regions Financial Corp.†	98	1,311
SunTrust Banks, Inc.†	43	2,169
SVB Financial Group*	5	950
US Bancorp†	151	6,901
Wells Fargo & Co.†	440	20,275
Zions Bancorp NA†	18	733

		114,091

Capital Goods — 15.3%
3M Co.†	54	10,289
A.O. Smith Corp.†	16	683
Acuity Brands, Inc.	3	345
AECOM†*	354	9,381
Alamo Group, Inc.	25	1,933

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Allegion PLC (Ireland)	9	$717
Allison Transmission Holdings, Inc.†	107	4,698
Altra Industrial Motion Corp.†	397	9,985
AMETEK, Inc.†	21	1,422
Applied Industrial Technologies, Inc.†	76	4,099
Arconic, Inc.†	46	776
Barnes Group, Inc.	12	643
BMC Stock Holdings, Inc.†*	276	4,272
Boeing Co. (The)†	53	17,093
Caterpillar, Inc.†	55	6,989
Colfax Corp.†*	449	9,384
Columbus McKinnon Corp.†	26	784
Continental Building Products, Inc.†*	135	3,436
Crane Co.	95	6,857
Cummins, Inc.†	14	1,871
Deere & Co.†	29	4,326
Dover Corp.†	13	922
Eaton Corp. PLC (Ireland)	40	2,746
EMCOR Group, Inc.	45	2,686
Emerson Electric Co.†	58	3,466
Encore Wire Corp.	34	1,706
EnPro Industries, Inc.†	95	5,710
Esterline Technologies Corp.†*	22	2,672
Fastenal Co.†	27	1,412
Federal Signal Corp.†	2	40
Flowserve Corp.†	12	456
Fluor Corp.†	13	419
Fortive Corp.†	34	2,300
Fortune Brands Home & Security, Inc.†	14	532
Franklin Electric Co., Inc.	58	2,487
Gardner Denver Holdings, Inc.†*	442	9,039
General Dynamics Corp.†	27	4,245
General Electric Co.†	811	6,139
Global Brass & Copper Holdings, Inc.	66	1,660
GrafTech International Ltd.†	785	8,980
Harris Corp.†	10	1,347
Harsco Corp.*	163	3,237
Hexcel Corp.†	27	1,548
Hillenbrand, Inc.†	162	6,145
Honeywell International, Inc.	69	9,116
Hubbell, Inc.†	83	8,245
Huntington Ingalls Industries, Inc.	4	761

See accompanying Notes to the Quarterly Portfolio of Investments.

9

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.†	30	$3,801
Ingersoll-Rand PLC (Ireland)†	22	2,007
ITT, Inc.†	131	6,323
Jacobs Engineering Group, Inc.†	13	760
Johnson Controls International PLC (Ireland)†	86	2,550
Kadant, Inc.	16	1,303
Kaman Corp.†	43	2,412
KBR, Inc.†	346	5,252
L3 Technologies, Inc.	7	1,216
Lincoln Electric Holdings, Inc.†	60	4,731
Lockheed Martin Corp.†	26	6,808
Manitowoc Co., Inc. (The)†*	280	4,136
Masco Corp.†	28	819
Meritor, Inc.†*	445	7,525
Milacron Holdings Corp.†*	256	3,044
MSC Industrial Direct Co., Inc., Class A	1	77
National Presto Industries, Inc.†	22	2,572
Nexeo Solutions, Inc.*	257	2,208
Northrop Grumman Corp.†	17	4,163
nVent Electric PLC (Ireland)†	169	3,796
Oshkosh Corp.†	127	7,786
Owens Corning	21	924
PACCAR, Inc.†	33	1,886
Parker-Hannifin Corp.†	13	1,939
Pentair PLC (Ireland)†	17	642
Quanta Services, Inc.†	14	421
Raytheon Co.†	27	4,140
Regal Beloit Corp.	51	3,573
Rexnord Corp.*	14	321
Rockwell Automation, Inc.†	12	1,806
Roper Technologies, Inc.	9	2,399
Rush Enterprises, Inc., Class A	8	276
Snap-on, Inc.	6	872
Spirit AeroSystems Holdings, Inc., Class A†	127	9,155
Stanley Black & Decker, Inc.†	15	1,796
Systemax, Inc.	62	1,481
Teledyne Technologies, Inc.†*	20	4,141
Tennant Co.	1	52
Textron, Inc.†	23	1,058
TPI Composites, Inc.*	74	1,819

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.*	5	$1,700
TriMas Corp.†*	16	437
United Rentals, Inc.*	8	820
United Technologies Corp.	75	7,986
Univar, Inc.*	138	2,448
Valmont Industries, Inc.†	4	444
Wabash National Corp.†	187	2,446
Watts Water Technologies, Inc., Class A	32	2,065
Wesco Aircraft Holdings, Inc.*	226	1,785
WESCO International, Inc.†*	72	3,456
WW Grainger, Inc.	5	1,412
Xylem, Inc.†	17	1,134

		326,122

Commercial & Professional Services — 3.8%
ABM Industries, Inc.†	129	4,142
CBIZ, Inc.†*	125	2,463
Cintas Corp.	9	1,512
Clean Harbors, Inc.*	56	2,764
Copart, Inc.†*	23	1,099
Deluxe Corp.†	144	5,535
Dun & Bradstreet Corp. (The)†	34	4,853
Equifax, Inc.†	11	1,024
FTI Consulting, Inc.†*	131	8,730
Heidrick & Struggles International, Inc.†	91	2,838
HNI Corp.†	107	3,791
Huron Consulting Group, Inc.*	43	2,206
IHS Markit Ltd. (Bermuda)†*	37	1,775
KAR Auction Services, Inc.†	43	2,052
Kforce, Inc.†	85	2,628
ManpowerGroup, Inc.†	103	6,674
Navigant Consulting, Inc.†	214	5,147
Nielsen Holdings PLC (United Kingdom)†	33	770
Republic Services, Inc.†	30	2,163
Robert Half International, Inc.†	11	629
Rollins, Inc.	31	1,119
SP Plus Corp.†*	51	1,507
Tetra Tech, Inc.†	152	7,869
Verisk Analytics, Inc.†*	16	1,745
Viad Corp.†	54	2,705
Waste Management, Inc.†	40	3,560

		81,300

See accompanying Notes to the Quarterly Portfolio of Investments.

10

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 4.2%
Acushnet Holdings Corp.†	124	$2,613
Callaway Golf Co.†	690	10,557
Capri Holdings Ltd. (British Virgin Islands)†*	14	531
Crocs, Inc.*	52	1,351
DR Horton, Inc.†	35	1,213
Ethan Allen Interiors, Inc.	191	3,360
Fossil Group, Inc.†*	531	8,353
Garmin Ltd. (Switzerland)†	18	1,140
Hanesbrands, Inc.	34	426
Hasbro, Inc.†	11	894
Helen of Troy Ltd. (Bermuda)†*	31	4,067
Installed Building Products, Inc.†*	204	6,873
Johnson Outdoors, Inc., Class A	22	1,292
Leggett & Platt, Inc.†	12	430
Lennar Corp., Class A†	30	1,174
Lululemon Athletica, Inc.†*	34	4,135
Mattel, Inc.†*	32	320
Mohawk Industries, Inc.*	7	819
Movado Group, Inc.†	121	3,826
Newell Brands, Inc.†	43	799
NIKE, Inc., Class B†	147	10,899
Oxford Industries, Inc.†	88	6,252
PulteGroup, Inc.†	27	702
PVH Corp.	8	744
Ralph Lauren Corp.	7	724
Skechers U.S.A., Inc., Class A†*	349	7,989
Sturm Ruger & Co., Inc.†	53	2,821
Tapestry, Inc.†	27	911
Under Armour, Inc., Class C†*	42	679
Universal Electronics, Inc.*	3	76
VF Corp.†	38	2,711
Whirlpool Corp.	6	641

		89,322

Consumer Services — 5.8%
Aramark†	369	10,690
BJ’s Restaurants, Inc.†	134	6,776
Bojangles’, Inc.†*	160	2,573
Boyd Gaming Corp.	34	707
Brinker International, Inc.†	116	5,102
Career Education Corp.*	164	1,873
Carnival Corp. (Panama)†	65	3,205
Cheesecake Factory, Inc. (The)	44	1,914
Chipotle Mexican Grill, Inc.*	2	864

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Choice Hotels International, Inc.†	129	$9,234
Darden Restaurants, Inc.†	11	1,098
Denny’s Corp.*	63	1,021
Dine Brands Global, Inc.†	76	5,118
Graham Holdings Co., Class B†	11	7,046
Grand Canyon Education, Inc.†*	71	6,826
H&R Block, Inc.†	19	482
Hilton Worldwide Holdings, Inc.†	27	1,939
Houghton Mifflin Harcourt Co.*	81	718
International Game Technology PLC (United Kingdom)†	154	2,253
K12, Inc.*	116	2,876
Las Vegas Sands Corp.	47	2,446
Laureate Education, Inc., Class A†*	31	472
Marriott International, Inc., Class A†	32	3,474
McDonald’s Corp.†	71	12,607
MGM Resorts International†	50	1,213
Norwegian Cruise Line Holdings Ltd. (Bermuda)†*	21	890
Regis Corp.†*	70	1,186
Royal Caribbean Cruises Ltd. (Liberia)†	20	1,956
SeaWorld Entertainment, Inc.†*	415	9,167
Speedway Motorsports, Inc.	19	309
Starbucks Corp.†	123	7,921
Weight Watchers International, Inc.*	121	4,665
Wendy’s Co. (The)	49	765
Wynn Resorts Ltd.	10	989
Yum! Brands, Inc.†	31	2,850

		123,225

Diversified Financials — 5.7%
Affiliated Managers Group, Inc.	5	487
American Express Co.†	79	7,530
Ameriprise Financial, Inc.†	14	1,461
Bank of New York Mellon Corp. (The)†	92	4,330
Berkshire Hathaway, Inc., Class B†*	229	46,757
BlackRock, Inc.†	15	5,892
Capital One Financial Corp.†	45	3,402
Cboe Global Markets, Inc.	10	978
Charles Schwab Corp. (The)†	127	5,274
CME Group, Inc.†	32	6,020
Discover Financial Services†	32	1,887

See accompanying Notes to the Quarterly Portfolio of Investments.

11

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
E*TRADE Financial Corp.†	24	$1,053
Franklin Resources, Inc.†	49	1,453
Goldman Sachs Group, Inc. (The)†	36	6,014
Intercontinental Exchange, Inc.†	54	4,068
Invesco Ltd. (Bermuda)†	39	653
Jefferies Financial Group, Inc.†	30	521
Moody’s Corp.†	18	2,521
Morgan Stanley†	162	6,423
MSCI, Inc.	8	1,179
Nasdaq, Inc.†	16	1,305
Northern Trust Corp.†	21	1,755
Raymond James Financial, Inc.†	14	1,042
S&P Global, Inc.†	23	3,909
State Street Corp.†	36	2,271
Synchrony Financial†	68	1,595
T Rowe Price Group, Inc.†	23	2,123

		121,903

Energy — 9.3%
Anadarko Petroleum Corp.†	47	2,060
Apache Corp.†	35	919
Cabot Oil & Gas Corp.†	41	916
Cameco Corp. (Canada)†	184	2,088
Cenovus Energy, Inc. (Canada)†	1,011	7,107
Chevron Corp.†	178	19,365
Cimarex Energy Co.	9	555
Concho Resources, Inc.†*	19	1,953
ConocoPhillips†	109	6,796
Contura Energy, Inc.*	22	1,446
CVR Energy, Inc.†	187	6,448
Delek US Holdings, Inc.†	146	4,746
Devon Energy Corp.†	49	1,104
Diamondback Energy, Inc.	9	834
Enbridge, Inc. (Canada)†	256	7,956
EOG Resources, Inc.†	55	4,797
Exxon Mobil Corp.†	394	26,867
FTS International, Inc.†*	432	3,072
Halliburton Co.†	81	2,153
Helix Energy Solutions Group, Inc.†*	947	5,123
Helmerich & Payne, Inc.	10	479
Hess Corp.†	27	1,094
HollyFrontier Corp.†	16	818
Kinder Morgan, Inc.†	211	3,245
Marathon Oil Corp.†	78	1,119

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.†	42	$2,478
Matrix Service Co.*	119	2,135
Nabors Industries Ltd. (Bermuda)†	2,232	4,464
National Oilwell Varco, Inc.†	36	925
Newfield Exploration Co.†*	19	279
Noble Energy, Inc.†	45	844
Occidental Petroleum Corp.†	71	4,358
Oceaneering International, Inc.†*	638	7,720
ONEOK, Inc.†	39	2,104
Patterson-UTI Energy, Inc.	54	559
Pembina Pipeline Corp. (Canada)†	310	9,198
Phillips 66†	44	3,791
Pioneer Natural Resources Co.†	16	2,104
Precision Drilling Corp. (Canada)†*	993	1,728
ProPetro Holding Corp.†*	714	8,796
Renewable Energy Group, Inc.†*	293	7,530
RPC, Inc.†	745	7,353
Schlumberger Ltd. (Curacao)†	130	4,690
SEACOR Holdings, Inc.†*	35	1,295
SemGroup Corp., Class A	19	262
TechnipFMC PLC (United Kingdom)†	43	842
Tidewater, Inc.†*	140	2,678
TransCanada Corp. (Canada)	52	1,856
Valero Energy Corp.†	40	2,999
Weatherford International PLC (Ireland)*	1,176	657
Williams Cos., Inc. (The)†	113	2,492

		197,197

Food & Staples Retailing — 2.9%
Casey’s General Stores, Inc.†	84	10,764
Chefs’ Warehouse, Inc. (The)*	97	3,102
Costco Wholesale Corp.†	41	8,352
Kroger Co. (The)†	73	2,008
SpartanNash Co.	14	241
Sysco Corp.†	49	3,070
Walgreens Boots Alliance, Inc.†	89	6,081
Walmart, Inc.†	272	25,337
Weis Markets, Inc.†	72	3,440

		62,395

Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.†	176	8,693
Archer-Daniels-Midland Co.†	52	2,130
B&G Foods, Inc.†	86	2,486

See accompanying Notes to the Quarterly Portfolio of Investments.

12

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Brown-Forman Corp., Class B	44	$2,094
Campbell Soup Co.†	28	924
Coca-Cola Co. (The)†	397	18,798
Conagra Brands, Inc.	43	918
Constellation Brands, Inc., Class A†	17	2,734
Fresh Del Monte Produce, Inc. (Cayman Islands)†	134	3,788
General Mills, Inc.†	55	2,142
Hain Celestial Group, Inc. (The)†*	308	4,885
Hershey Co. (The)†	19	2,036
Hormel Foods Corp.	49	2,091
Ingredion, Inc.†	32	2,925
JM Smucker Co. (The)†	11	1,028
Kellogg Co.†	32	1,824
Kraft Heinz Co. (The)†	113	4,864
Lamb Weston Holdings, Inc.	13	956
McCormick & Co., Inc., non-voting shares†	12	1,671
Molson Coors Brewing Co., Class B†	20	1,123
Mondelez International, Inc., Class A†	136	5,444
Monster Beverage Corp.†*	52	2,559
National Beverage Corp.†	83	5,957
PepsiCo, Inc.†	132	14,583
Philip Morris International, Inc.†	146	9,747
Pilgrim’s Pride Corp.†*	636	9,864
Post Holdings, Inc.†*	116	10,339
Simply Good Foods Co. (The)*	84	1,588
TreeHouse Foods, Inc.†*	26	1,318
Tyson Foods, Inc., Class A†	35	1,869
Vector Group Ltd.†	969	9,428

		140,806

Health Care Equipment & Services — 12.2%
Abbott Laboratories†	163	11,790
ABIOMED, Inc.†*	5	1,625
Align Technology, Inc.†*	7	1,466
Amedisys, Inc.†*	31	3,630
AmerisourceBergen Corp.†	20	1,488
Anthem, Inc.†	24	6,303
Apollo Medical Holdings, Inc.*	30	596
athenahealth, Inc.†*	22	2,902
Avanos Medical, Inc.†*	72	3,225
Baxter International, Inc.†	49	3,225
Becton Dickinson and Co.†	25	5,633

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.†*	130	$4,594
Brookdale Senior Living, Inc.†*	498	3,337
Cardinal Health, Inc.†	27	1,204
Centene Corp.†*	19	2,191
Cerner Corp.†*	32	1,678
Cigna Corp.†	22	4,178
Community Health Systems, Inc.*	515	1,452
CONMED Corp.†	58	3,724
Cooper Cos., Inc. (The)	4	1,018
CorVel Corp.*	8	494
CryoLife, Inc.†*	108	3,065
CVS Health Corp.	95	6,224
Danaher Corp.†	65	6,703
DaVita, Inc.†*	16	823
DENTSPLY SIRONA, Inc.†	21	781
Edwards Lifesciences Corp.†*	20	3,063
Globus Medical, Inc., Class A†*	98	4,241
HCA Healthcare, Inc.†	32	3,982
HealthStream, Inc.	90	2,174
Henry Schein, Inc.†*	14	1,099
Hill-Rom Holdings, Inc.†	98	8,678
HMS Holdings Corp.†*	318	8,945
Hologic, Inc.†*	25	1,028
Humana, Inc.†	13	3,724
IDEXX Laboratories, Inc.*	8	1,488
Inogen, Inc.†*	40	4,967
Inovalon Holdings, Inc., Class A†*	261	3,701
Integer Holdings Corp.†*	129	9,838
Integra LifeSciences Holdings Corp.†*	182	8,208
Intuitive Surgical, Inc.†*	10	4,789
Laboratory Corp. of America Holdings*	10	1,264
Lantheus Holdings, Inc.*	119	1,862
LivaNova PLC (United Kingdom)†*	99	9,056
Masimo Corp.†*	71	7,623
McKesson Corp.†	18	1,988
MEDNAX, Inc.†*	233	7,689
Medtronic PLC (Ireland)†	125	11,370
Meridian Bioscience, Inc.	109	1,892
NextGen Healthcare, Inc.†*	156	2,363
NuVasive, Inc.†*	84	4,163
Omnicell, Inc.*	17	1,041
Quest Diagnostics, Inc.†	13	1,083

See accompanying Notes to the Quarterly Portfolio of Investments.

13

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
ResMed, Inc.†	13	$1,480
Select Medical Holdings Corp.*	115	1,765
STERIS PLC (United Kingdom)†	71	7,586
Stryker Corp.†	35	5,486
Tabula Rasa HealthCare, Inc.†*	19	1,211
Tenet Healthcare Corp.†*	10	171
UnitedHealth Group, Inc.†	90	22,421
Universal Health Services, Inc., Class B	9	1,049
Varex Imaging Corp.*	6	142
Varian Medical Systems, Inc.*	9	1,020
Veeva Systems, Inc., Class A†*	27	2,412
WellCare Health Plans, Inc.*	4	944
West Pharmaceutical Services, Inc.†	65	6,372
Wright Medical Group NV (Netherlands)*	1	27
Zimmer Biomet Holdings, Inc.†	19	1,971

		258,725

Household & Personal Products — 2.3%
Church & Dwight Co., Inc.†	22	1,447
Clorox Co. (The)†	11	1,696
Colgate-Palmolive Co.†	80	4,762
Coty, Inc., Class A†	71	466
Edgewell Personal Care Co.†*	275	10,271
Estee Lauder Cos., Inc. (The), Class A†	35	4,554
Kimberly-Clark Corp.†	32	3,646
Procter & Gamble Co. (The)†	233	21,417

		48,259

Insurance — 2.2%
Aflac, Inc.†	71	3,235
Allstate Corp. (The)†	32	2,644
American International Group, Inc.†	82	3,232
Aon PLC (United Kingdom)†	22	3,198
Arthur J Gallagher & Co.†	17	1,253
Assurant, Inc.	6	537
Brighthouse Financial, Inc.*	11	335
Chubb Ltd. (Switzerland)†	43	5,555
Cincinnati Financial Corp.†	15	1,161
Everest Re Group Ltd. (Bermuda)	3	653
Hartford Financial Services Group, Inc. (The)†	34	1,511
Lincoln National Corp.†	20	1,026
Loews Corp.†	29	1,320

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Marsh & McLennan Cos., Inc.†	46	$3,668
MetLife, Inc.†	93	3,819
Principal Financial Group, Inc.†	27	1,193
Progressive Corp. (The)†	55	3,318
Prudential Financial, Inc.†	39	3,180
Torchmark Corp.†	11	820
Travelers Cos., Inc. (The)†	25	2,994
Unum Group†	21	617
Willis Towers Watson PLC (Ireland)†	12	1,822

		47,091

Materials — 7.4%
A. Schulman, Inc. CVR†(a)*	136	272
Air Products & Chemicals, Inc.†	20	3,201
Albemarle Corp.	10	771
Ashland Global Holdings, Inc.†	152	10,786
Avery Dennison Corp.	8	719
Ball Corp.†	31	1,425
Bemis Co., Inc.	64	2,938
Berry Global Group, Inc.†*	51	2,424
Celanese Corp.†	13	1,170
CF Industries Holdings, Inc.†	22	957
Domtar Corp.†	150	5,270
DowDuPont, Inc.†	214	11,445
Eagle Materials, Inc.†	105	6,408
Eastman Chemical Co.†	13	950
Ecolab, Inc.†	26	3,831
FMC Corp.†	12	888
Freeport-McMoRan, Inc.†	136	1,402
FutureFuel Corp.	92	1,459
Greif, Inc., Class A†	91	3,377
HB Fuller Co.†	146	6,230
Ingevity Corp.*	5	418
International Flavors & Fragrances, Inc.	8	1,074
International Paper Co.†	37	1,493
Kraton Corp.†*	155	3,385
Kronos Worldwide, Inc.†	317	3,652
Linde PLC (Ireland)†	27	4,213
LyondellBasell Industries NV, Class A (Netherlands)†	36	2,994
Martin Marietta Materials, Inc.	6	1,031
Methanex Corp. (Canada)	57	2,746
Mosaic Co. (The)†	36	1,052
Newmont Mining Corp.†	50	1,732

See accompanying Notes to the Quarterly Portfolio of Investments.

14

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Norbord, Inc. (Canada)†	145	$3,856
Nucor Corp.†	30	1,554
Nutrien Ltd. (Canada)	7	329
Packaging Corp. of America	9	751
PolyOne Corp.†	152	4,347
PPG Industries, Inc.†	23	2,351
Rayonier Advanced Materials, Inc.†	494	5,261
Schweitzer-Mauduit International, Inc.†	122	3,056
Scotts Miracle-Gro Co. (The)†	148	9,096
Sealed Air Corp.†	15	523
Sherwin-Williams Co. (The)†	9	3,541
Sonoco Products Co.†	47	2,497
Tredegar Corp.	73	1,158
US Concrete, Inc.†*	290	10,231
Valhi, Inc.	124	239
Verso Corp., Class A†*	286	6,406
Vulcan Materials Co.†	13	1,284
Westlake Chemical Corp.†	143	9,462
Westrock Co.	24	906

		156,561

Media & Entertainment — 12.1%
Activision Blizzard, Inc.†	72	3,353
Alphabet, Inc.,Class A†*	65	67,922
ANGI Homeservices, Inc., Class A†*	529	8,501
Cars.com, Inc.†*	412	8,858
CBS Corp., Class B, non-voting shares†	35	1,530
Charter Communications, Inc., Class A†*	22	6,269
Cinemark Holdings, Inc.†	99	3,544
Comcast Corp., Class A†	424	14,437
Discovery, Inc., Class A†*	67	1,658
DISH Network Corp., Class A†*	44	1,099
Electronic Arts, Inc.†*	29	2,288
Emerald Expositions Events, Inc.	164	2,024
Facebook, Inc., Class A†*	269	35,263
Gannett Co., Inc.†	310	2,644
Gray Television, Inc.†*	475	7,002
IAC/InterActiveCorp.†*	58	10,616
Interpublic Group of Cos., Inc. (The)†	35	722
John Wiley & Sons, Inc., Class A	24	1,127
Live Nation Entertainment, Inc.†*	95	4,679

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Loral Space & Communications, Inc.†*	23	$857
Marcus Corp. (The)†	105	4,148
Meredith Corp.	6	312
MSG Networks, Inc., Class A†*	210	4,948
National CineMedia, Inc.	298	1,931
Netflix, Inc.†*	41	10,974
New Media Investment Group, Inc.†	272	3,147
News Corp., Class A†	55	624
Omnicom Group, Inc.†	20	1,465
QuinStreet, Inc.†*	391	6,346
Sirius XM Holdings, Inc.	122	697
Take-Two Interactive Software, Inc.*	10	1,029
TechTarget, Inc.†*	39	476
TEGNA, Inc.†	678	7,370
Tribune Media Co., Class A†	56	2,541
TripAdvisor, Inc.†*	13	701
Twenty-First Century Fox, Inc., Class A†	174	8,373
Twitter, Inc.†*	72	2,069
Viacom, Inc., Class B†	38	977
Walt Disney Co. (The)†	138	15,132

		257,653

Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
AbbVie, Inc.†	141	12,999
Acorda Therapeutics, Inc.*	3	47
Agilent Technologies, Inc.†	30	2,024
Alexion Pharmaceuticals, Inc.†*	21	2,045
Allergan PLC (Ireland)†	32	4,277
Amgen, Inc.†	59	11,486
Biogen, Inc.†*	19	5,717
Bio-Rad Laboratories, Inc.,Class A†*	25	5,806
Bristol-Myers Squibb Co.†	152	7,901
Bruker Corp.†	157	4,674
Celgene Corp.†*	66	4,230
Charles River Laboratories International, Inc.†*	53	5,999
Corcept Therapeutics, Inc.†*	103	1,376
Eli Lilly & Co.†	98	11,341
Emergent BioSolutions, Inc.*	8	474
Enanta Pharmaceuticals, Inc.†*	30	2,125
Exelixis, Inc.*	141	2,773
Genomic Health, Inc.*	17	1,095
Gilead Sciences, Inc.†	121	7,569

See accompanying Notes to the Quarterly Portfolio of Investments.

15

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Horizon Pharma PLC (Ireland)*	1	$20
Illumina, Inc.†*	14	4,199
Incyte Corp.†*	21	1,335
Innoviva, Inc.†*	75	1,309
IQVIA Holdings, Inc.†*	19	2,207
Jazz Pharmaceuticals PLC (Ireland)*	16	1,983
Johnson & Johnson†	250	32,263
Ligand Pharmaceuticals, Inc.*	6	814
Mallinckrodt PLC (Ireland)*	76	1,201
Medpace Holdings, Inc.†*	119	6,299
Merck & Co., Inc.†	248	18,950
Mettler-Toledo International, Inc.*	2	1,131
Mylan NV (Netherlands)†*	48	1,315
Nektar Therapeutics*	16	526
Neurocrine Biosciences, Inc.*	5	357
PerkinElmer, Inc.	10	786
Perrigo Co. PLC (Ireland)†	13	504
Pfizer, Inc.†	540	23,571
PRA Health Sciences, Inc.†*	67	6,161
QIAGEN NV (Netherlands)†*	154	5,305
Regeneron Pharmaceuticals, Inc.†*	12	4,482
REGENXBIO, Inc.*	13	545
Repligen Corp.*	14	738
Sarepta Therapeutics, Inc.*	9	982
SIGA Technologies, Inc.*	29	229
Supernus Pharmaceuticals, Inc.*	62	2,060
Syneos Health, Inc.*	4	157
Thermo Fisher Scientific, Inc.†	38	8,504
Vertex Pharmaceuticals, Inc.†*	24	3,977
Waters Corp.*	7	1,321
Zoetis, Inc.†	45	3,849

		231,038

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc., REIT	10	1,152
American Tower Corp., REIT†	42	6,644
Apartment Investment & Management Co., Class A, REIT†	15	658
AvalonBay Communities, Inc., REIT†	13	2,263
Boston Properties, Inc., REIT†	14	1,576
CBRE Group, Inc., Class A†*	32	1,281
Crown Castle International Corp., REIT†	39	4,237

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Digital Realty Trust, Inc., REIT†	19	$2,024
Duke Realty Corp., REIT†	34	881
Equinix, Inc., REIT	7	2,468
Equity Residential, REIT†	35	2,310
Essex Property Trust, Inc., REIT	6	1,471
Extra Space Storage, Inc., REIT†	12	1,086
Federal Realty Investment Trust, REIT	6	708
HCP, Inc., REIT†	44	1,229
Host Hotels & Resorts, Inc., REIT†	69	1,150
Iron Mountain, Inc., REIT†	27	875
Kimco Realty Corp., REIT†	40	586
Macerich Co. (The), REIT†	13	563
Mid-America Apartment Communities, Inc., REIT	10	957
Prologis, Inc., REIT†	59	3,464
Public Storage, REIT†	17	3,441
Realty Income Corp., REIT†	28	1,765
Regency Centers Corp., REIT†	16	939
SBA Communications Corp., REIT*	11	1,781
Simon Property Group, Inc., REIT†	29	4,872
SL Green Realty Corp., REIT	8	633
UDR, Inc., REIT†	26	1,030
Ventas, Inc., REIT†	33	1,933
Vornado Realty Trust, REIT†	18	1,117
Welltower, Inc., REIT†	35	2,429
Weyerhaeuser Co., REIT†	70	1,530

		59,053

Retailing — 11.1%
Advance Auto Parts, Inc.	7	1,102
Amazon.com, Inc.†*	46	69,091
AutoNation, Inc.*	31	1,107
AutoZone, Inc.*	3	2,515
Bed Bath & Beyond, Inc.†	630	7,132
Best Buy Co., Inc.†	25	1,324
Booking Holdings, Inc.†*	4	6,890
CarMax, Inc.†*	17	1,066
Core-Mark Holding Co., Inc.†	150	3,488
Dollar General Corp.†	24	2,594
Dollar Tree, Inc.†*	22	1,987
eBay, Inc.†*	90	2,526
Etsy, Inc.†*	263	12,511
Expedia Group, Inc.†	14	1,577
Foot Locker, Inc.†	11	585

See accompanying Notes to the Quarterly Portfolio of Investments.

16

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)†	35	$902
Genuine Parts Co.†	13	1,248
Group 1 Automotive, Inc.†	121	6,379
Home Depot, Inc. (The)†	105	18,041
Hudson Ltd., Class A (Bermuda)*	104	1,784
Kohl’s Corp.†	16	1,061
L Brands, Inc.†	25	642
Lithia Motors, Inc., Class A†	120	9,160
LKQ Corp.†*	30	712
Lowe’s Cos., Inc.†	75	6,927
Macy’s, Inc.†	28	834
Nordstrom, Inc.†	16	746
Nutrisystem, Inc.†	160	7,021
Office Depot, Inc.†	2,913	7,516
O’Reilly Automotive, Inc.*	8	2,755
PetMed Express, Inc.†	320	7,443
Qurate Retail, Inc.†*	554	10,814
Ross Stores, Inc.†	35	2,912
Shoe Carnival, Inc.	54	1,810
Shutterstock, Inc.†	131	4,717
Stamps.com, Inc.†*	39	6,070
Tailored Brands, Inc.†	585	7,979
Target Corp.†	48	3,172
Tiffany & Co.†	12	966
TJX Cos., Inc. (The)†	116	5,190
Tractor Supply Co.†	12	1,001
Ulta Beauty, Inc.*	5	1,224
Urban Outfitters, Inc.*	37	1,228

		235,749

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.†*	102	1,883
Analog Devices, Inc.†	34	2,918
Applied Materials, Inc.†	90	2,947
Broadcom, Inc.†	38	9,663
Cabot Microelectronics Corp.†	6	572
Cirrus Logic, Inc.*	26	863
Cohu, Inc.	80	1,286
Cypress Semiconductor Corp.†	570	7,250
Diodes, Inc.†*	191	6,162
Integrated Device Technology, Inc.†*	60	2,906
Intel Corp.†	425	19,945
KLA-Tencor Corp.†	14	1,253
Lam Research Corp.†	14	1,906

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Lattice Semiconductor Corp.†*	25	$173
Maxim Integrated Products, Inc.†	26	1,322
Microchip Technology, Inc.†	25	1,798
Micron Technology, Inc.†*	109	3,459
MKS Instruments, Inc.†	93	6,009
Nanometrics, Inc.†*	183	5,001
NVIDIA Corp.†	59	7,876
ON Semiconductor Corp.†*	612	10,104
Photronics, Inc.*	241	2,333
Qorvo, Inc.†*	12	729
QUALCOMM, Inc.†	114	6,488
Semtech Corp.†*	175	8,027
Silicon Laboratories, Inc.†*	74	5,832
Skyworks Solutions, Inc.†	16	1,072
Texas Instruments, Inc.†	93	8,788
Versum Materials, Inc.†	228	6,320
Xilinx, Inc.†	24	2,044

		136,929

Software & Services — 18.6%
Accenture PLC, Class A (Ireland)†	60	8,461
ACI Worldwide, Inc.†*	64	1,771
Adobe, Inc.†*	46	10,407
Akamai Technologies, Inc.†*	15	916
Alliance Data Systems Corp.	5	750
Altair Engineering, Inc., Class A*	24	662
ANSYS, Inc.*	8	1,144
Appfolio, Inc., Class A†*	70	4,145
Aspen Technology, Inc.†*	70	5,753
Autodesk, Inc.†*	20	2,572
Automatic Data Processing, Inc.†	40	5,245
Avaya Holdings Corp.†*	152	2,213
Blackbaud, Inc.†	101	6,353
Booz Allen Hamilton Holding Corp.†	162	7,301
Broadridge Financial Solutions, Inc.	11	1,059
Cadence Design Systems, Inc.†*	26	1,130
Carbonite, Inc.†*	174	4,395
Cardtronics PLC, Class A (United Kingdom)†*	22	572
CDK Global, Inc.†	145	6,943
CGI Group, Inc., Class A (Canada)†*	100	6,119
Cision Ltd. (Cayman Islands)†*	338	3,955
Citrix Systems, Inc.†	13	1,332
Cognizant Technology Solutions Corp., Class A†	55	3,491

See accompanying Notes to the Quarterly Portfolio of Investments.

17

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CommVault Systems, Inc.†*	103	$6,086
Cornerstone OnDemand, Inc.*	27	1,362
Descartes Systems Group, Inc. (The) (Canada)*	60	1,588
DXC Technology Co.†	26	1,382
Endurance International Group Holdings, Inc.†*	271	1,802
Euronet Worldwide, Inc.*	15	1,536
Fair Isaac Corp.†*	20	3,740
Fidelity National Information Services, Inc.†	31	3,179
Fiserv, Inc.†*	38	2,793
FleetCor Technologies, Inc.*	8	1,486
Fortinet, Inc.†*	16	1,127
Gartner, Inc.*	9	1,151
Global Payments, Inc.†	15	1,547
Globant SA (Luxembourg)†*	106	5,970
GoDaddy, Inc., Class A†*	64	4,200
Imperva, Inc.*	17	947
International Business Machines Corp.†	84	9,548
Intuit, Inc.†	24	4,724
j2 Global, Inc.†	33	2,290
Jack Henry & Associates, Inc.	7	886
Leidos Holdings, Inc.†	136	7,170
LogMeIn, Inc.	4	326
Manhattan Associates, Inc.†*	94	3,983
Mastercard, Inc., Class A†	97	18,299
MAXIMUS, Inc.†	79	5,142
Microsoft Corp.†	717	72,826
Monotype Imaging Holdings, Inc.	141	2,188
NIC, Inc.	61	761
Nuance Communications, Inc.†*	587	7,766
Open Text Corp. (Canada)†	132	4,303
Oracle Corp.†	356	16,073
Paychex, Inc.†	34	2,215
Paycom Software, Inc.†*	52	6,367
PayPal Holdings, Inc.†*	110	9,250
Perficient, Inc.†*	115	2,560
Progress Software Corp.†	125	4,436
QAD, Inc., Class A	20	787
Qualys, Inc.†*	107	7,997
RealPage, Inc.*	9	434
Red Hat, Inc.†*	17	2,986

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
SailPoint Technologies Holding, Inc.*	16	$376
salesforce.com, Inc.†*	72	9,862
SPS Commerce, Inc.†*	83	6,838
Sykes Enterprises, Inc.*	25	618
Symantec Corp.†	59	1,115
Synopsys, Inc.†*	14	1,179
Tableau Software, Inc., Class A†*	42	5,040
Total System Services, Inc.†	18	1,463
TTEC Holdings, Inc.	44	1,257
Tyler Technologies, Inc.†*	34	6,318
Upland Software, Inc.*	49	1,332
Verint Systems, Inc.†*	110	4,654
VeriSign, Inc.†*	12	1,779
Visa, Inc., Class A†	207	27,312
VMware, Inc., Class A†	37	5,074
Western Union Co. (The)†	42	717

		394,836

Technology Hardware & Equipment — 9.5%
Amphenol Corp., Class A†	30	2,431
Apple, Inc.†	443	69,879
Arista Networks, Inc.†*	7	1,475
ARRIS International PLC (United Kingdom)†*	199	6,083
Arrow Electronics, Inc.*	2	138
Avnet, Inc.	114	4,115
AVX Corp.†	205	3,126
Badger Meter, Inc.†	22	1,083
Belden, Inc.†	124	5,179
Casa Systems, Inc.†*	168	2,206
Ciena Corp.†*	112	3,798
Cisco Systems, Inc.†	422	18,285
Coherent, Inc.†*	93	9,831
CommScope Holding Co., Inc.†*	563	9,228
Corning, Inc.†	73	2,205
Cray, Inc.†*	173	3,735
EchoStar Corp., Class A†*	175	6,426
Electro Scientific Industries, Inc.*	81	2,427
Electronics For Imaging, Inc.*	4	99
F5 Networks, Inc.*	5	810
FLIR Systems, Inc.†	13	566
Hewlett Packard Enterprise Co.†	133	1,757
HP, Inc.†	145	2,967
InterDigital, Inc.	14	930
IPG Photonics Corp.*	5	566

See accompanying Notes to the Quarterly Portfolio of Investments.

18

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Itron, Inc.†*	166	$7,850
Juniper Networks, Inc.†	33	888
KEMET Corp.	104	1,824
Keysight Technologies, Inc.†*	17	1,055
Lumentum Holdings, Inc.*	25	1,050
Motorola Solutions, Inc.†	15	1,726
MTS Systems Corp.	35	1,405
NCR Corp.*	128	2,954
NetApp, Inc.†	24	1,432
Sanmina Corp.†*	128	3,080
Seagate Technology PLC (Ireland)†	27	1,042
TE Connectivity Ltd. (Switzerland)†	33	2,496
Tech Data Corp.*	16	1,309
Ubiquiti Networks, Inc.†	15	1,491
Viavi Solutions, Inc.*	59	593
Vishay Intertechnology, Inc.†	276	4,971
Western Digital Corp.†	27	998
Xerox Corp.†	23	454
Zebra Technologies Corp., Class A†*	40	6,369

		202,332
Telecommunication Services — 3.3%
AT&T, Inc.†	679	19,379
BCE, Inc. (Canada)	79	3,123
CenturyLink, Inc.†	100	1,515
Cogent Communications Holdings, Inc.†	54	2,441
Globalstar, Inc.*	1,919	1,228
Intelsat SA (Luxembourg)†*	151	3,230
Rogers Communications, Inc., Class B (Canada)†	113	5,792
United States Cellular Corp.†*	109	5,665
Verizon Communications, Inc.†	385	21,645
Vonage Holdings Corp.†*	774	6,757
		70,775
Transportation — 4.5%
Alaska Air Group, Inc.†	11	669
American Airlines Group, Inc.†	42	1,349
ArcBest Corp.†	115	3,940
CH Robinson Worldwide, Inc.†	13	1,093
Covenant Transportation Group, Inc., Class A*	30	576
CSX Corp.†	78	4,846
Delta Air Lines, Inc.†	63	3,144

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Echo Global Logistics, Inc.†*	218	$4,432
Expeditors International of Washington, Inc.†	16	1,089
FedEx Corp.†	24	3,872
Forward Air Corp.†	54	2,962
Genesee & Wyoming, Inc., Class A†*	55	4,071
Golden Ocean Group Ltd. (Bermuda)	91	561
Hub Group, Inc., Class A†*	154	5,709
JB Hunt Transport Services, Inc.	10	930
JetBlue Airways Corp.†*	578	9,283
Kansas City Southern	9	859
Kirby Corp.*	7	472
Landstar System, Inc.†	78	7,462
Marten Transport Ltd.	11	178
Norfolk Southern Corp.†	26	3,888
Schneider National, Inc., Class B†	380	7,095
Southwest Airlines Co.†	53	2,463
Spirit Airlines, Inc.†*	73	4,228
Union Pacific Corp.†	69	9,538
United Continental Holdings, Inc.†*	26	2,177
United Parcel Service, Inc., Class B†	81	7,900
		94,786
Utilities — 3.1%
AES Corp.†	62	897
Alliant Energy Corp.†	23	972
Ameren Corp.†	23	1,500
American Electric Power Co., Inc.†	46	3,438
American Water Works Co., Inc.†	17	1,543
CenterPoint Energy, Inc.†	40	1,129
CMS Energy Corp.†	26	1,291
Consolidated Edison, Inc.†	29	2,217
Dominion Energy, Inc.†	61	4,359
DTE Energy Co.†	16	1,765
Duke Energy Corp.†	66	5,696
Edison International†	31	1,760
Entergy Corp.†	16	1,377
Evergy, Inc.	24	1,362
Eversource Energy†	30	1,951
Exelon Corp.†	91	4,104
FirstEnergy Corp.†	48	1,802
NextEra Energy, Inc.†	44	7,648
NiSource, Inc.†	34	862
NRG Energy, Inc.†	28	1,109
PG&E Corp.†*	49	1,164

See accompanying Notes to the Quarterly Portfolio of Investments.

19

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Pinnacle West Capital Corp.	10	$852
PPL Corp.†	68	1,926
Public Service Enterprise Group, Inc.†	48	2,498
SCANA Corp.†	14	669
Sempra Energy†	26	2,813
Southern Co. (The)†	97	4,260
WEC Energy Group, Inc.†	30	2,078
Xcel Energy, Inc.†	48	2,365
		65,407
TOTAL COMMON STOCKS (Cost $3,844,769)		3,556,882
TOTAL LONG POSITIONS - 167.3%		3,556,882
(Cost $3,844,769)

SHORT POSITIONS — (69.3)%
COMMON STOCKS — (69.3)%
Automobiles & Components — (1.6)%
Adient PLC (Ireland)	(12)	(181)
American Axle & Manufacturing Holdings, Inc.*	(70)	(777)
Cooper-Standard Holding, Inc.*	(1)	(62)
Dorman Products, Inc.*	(99)	(8,912)
Fox Factory Holding Corp.*	(18)	(1,060)
Gentex Corp.	(182)	(3,678)
Gentherm, Inc.*	(25)	(999)
LCI Industries	(115)	(7,682)
Modine Manufacturing Co.*	(141)	(1,524)
Tesla, Inc.*	(8)	(2,662)
Visteon Corp.*	(73)	(4,400)
Winnebago Industries, Inc.	(37)	(896)
		(32,833)
Capital Goods — (8.9)%
AAON, Inc.	(131)	(4,593)
AAR Corp.	(136)	(5,078)
Actuant Corp., Class A	(13)	(273)
Advanced Drainage Systems, Inc.	(148)	(3,589)
Aegion Corp.*	(17)	(277)
American Woodmark Corp.*	(30)	(1,670)
Apogee Enterprises, Inc.	(150)	(4,477)
Argan, Inc.	(26)	(984)
Astec Industries, Inc.	(90)	(2,717)
Astronics Corp.*	(89)	(2,710)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Axon Enterprise, Inc.*	(3)	$(131)
AZZ, Inc.	(12)	(484)
Beacon Roofing Supply, Inc.*	(103)	(3,267)
Blue Bird Corp.*	(81)	(1,473)
Briggs & Stratton Corp.	(192)	(2,511)
Builders FirstSource, Inc.*	(551)	(6,011)
BWX Technologies, Inc.	(84)	(3,211)
CAI International, Inc.*	(110)	(2,555)
CIRCOR International, Inc.*	(92)	(1,960)
Construction Partners, Inc., Class A*	(49)	(433)
CSW Industrials, Inc.*	(24)	(1,160)
Curtiss-Wright Corp.	(30)	(3,064)
DMC Global, Inc.	(4)	(140)
Douglas Dynamics, Inc.	(62)	(2,225)
Dycom Industries, Inc.*	(119)	(6,431)
Evoqua Water Technologies Corp.*	(441)	(4,234)
Foundation Building Materials, Inc.*	(63)	(524)
Gates Industrial Corp. PLC (United Kingdom)*	(276)	(3,654)
Gibraltar Industries, Inc.*	(14)	(498)
GMS, Inc.*	(281)	(4,176)
Granite Construction, Inc.	(68)	(2,739)
Griffon Corp.	(36)	(376)
Herc Holdings, Inc.*	(101)	(2,625)
Hyster-Yale Materials Handling, Inc.	(29)	(1,797)
JELD-WEN Holding, Inc.*	(2)	(28)
John Bean Technologies Corp.	(86)	(6,176)
Kratos Defense & Security Solutions, Inc.*	(10)	(141)
Lydall, Inc.*	(44)	(894)
MasTec, Inc.*	(221)	(8,964)
Maxar Technologies Ltd. (Canada)	(149)	(1,782)
Mercury Systems, Inc.*	(65)	(3,074)
Middleby Corp. (The)*	(42)	(4,315)
MRC Global, Inc.*	(346)	(4,232)
Navistar International Corp.*	(218)	(5,657)
NN, Inc.	(98)	(658)
Patrick Industries, Inc.*	(138)	(4,086)
PGT Innovations, Inc.*	(453)	(7,180)
Primoris Services Corp.	(140)	(2,678)
Proto Labs, Inc.*	(5)	(564)
RBC Bearings, Inc.*	(32)	(4,195)
REV Group, Inc.	(323)	(2,426)
SiteOne Landscape Supply, Inc.*	(28)	(1,548)

See accompanying Notes to the Quarterly Portfolio of Investments.

20

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX Corp.*	(139)	$(3,893)
SPX FLOW, Inc.*	(61)	(1,856)
Sun Hydraulics Corp.	(86)	(2,854)
Sunrun, Inc.*	(17)	(185)
Terex Corp.	(61)	(1,682)
Textainer Group Holdings Ltd. (Bermuda)*	(91)	(906)
Thermon Group Holdings, Inc.*	(60)	(1,217)
Titan International, Inc.	(158)	(736)
Toro Co. (The)	(124)	(6,929)
Trex Co., Inc.*	(3)	(178)
Tutor Perini Corp.*	(53)	(846)
Universal Forest Products, Inc.	(98)	(2,544)
USG Corp.	(228)	(9,726)
Veritiv Corp.*	(3)	(75)
Vivint Solar, Inc.*	(344)	(1,311)
Wabtec Corp.	(32)	(2,248)
Welbilt, Inc.*	(473)	(5,255)
Willscot Corp.*	(448)	(4,220)
Woodward, Inc.	(24)	(1,783)
		(189,089)
Commercial & Professional Services — (2.8)%
ACCO Brands Corp.	(313)	(2,122)
ADT, Inc.	(507)	(3,047)
Advanced Disposal Services, Inc.*	(27)	(646)
ASGN, Inc.*	(47)	(2,561)
Barrett Business Services, Inc.	(27)	(1,546)
Brady Corp., Class A	(37)	(1,608)
BrightView Holdings, Inc.*	(32)	(327)
Casella Waste Systems, Inc., Class A*	(113)	(3,219)
Cimpress NV (Netherlands)*	(91)	(9,411)
Civeo Corp. (Canada)*	(272)	(389)
CoStar Group, Inc.*	(4)	(1,349)
Ennis, Inc.	(57)	(1,097)
Forrester Research, Inc.	(16)	(715)
Healthcare Services Group, Inc.	(56)	(2,250)
Heritage-Crystal Clean, Inc.*	(42)	(966)
Herman Miller, Inc.	(99)	(2,995)
ICF International, Inc.	(69)	(4,470)
Interface, Inc.	(248)	(3,534)
Knoll, Inc.	(10)	(165)
Korn Ferry	(38)	(1,503)
Mistras Group, Inc.*	(5)	(72)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Multi-Color Corp.	(44)	$(1,544)
Pitney Bowes, Inc.	(30)	(177)
Quad/Graphics, Inc.	(107)	(1,318)
Resources Connection, Inc.	(15)	(213)
Ritchie Bros Auctioneers, Inc. (Canada)	(30)	(982)
Steelcase, Inc., Class A	(118)	(1,750)
Team, Inc.*	(187)	(2,740)
TrueBlue, Inc.*	(137)	(3,048)
UniFirst Corp.	(3)	(429)
US Ecology, Inc.	(56)	(3,527)
		(59,720)
Consumer Durables & Apparel — (3.2)%
American Outdoor Brands Corp.*	(597)	(7,677)
Canada Goose Holdings, Inc. (Canada)*	(36)	(1,574)
Carter’s, Inc.	(8)	(653)
Columbia Sportswear Co.	(57)	(4,793)
Deckers Outdoor Corp.*	(42)	(5,374)
G-III Apparel Group Ltd.*	(243)	(6,777)
GoPro, Inc., Class A*	(1,891)	(8,018)
iRobot Corp.*	(19)	(1,591)
La-Z-Boy, Inc.	(34)	(942)
Marine Products Corp.	(27)	(457)
Polaris Industries, Inc.	(119)	(9,125)
Steven Madden Ltd.	(22)	(666)
Tempur Sealy International, Inc.*	(164)	(6,790)
TopBuild Corp.*	(170)	(7,650)
Vista Outdoor, Inc.*	(202)	(2,293)
Wolverine World Wide, Inc.	(139)	(4,433)
		(68,813)
Consumer Services — (4.2)%
Adtalem Global Education, Inc.*	(36)	(1,704)
Belmond Ltd., Class A (Bermuda)*	(150)	(3,754)
Bloomin’ Brands, Inc.	(120)	(2,147)
Chegg, Inc.*	(5)	(142)
Churchill Downs, Inc.	(25)	(6,098)
Cracker Barrel Old Country Store, Inc.	(8)	(1,279)
Dave & Buster’s Entertainment, Inc.	(101)	(4,501)
Domino’s Pizza, Inc.	(6)	(1,488)
El Pollo Loco Holdings, Inc.*	(173)	(2,624)
Fiesta Restaurant Group, Inc.*	(129)	(2,001)
frontdoor, Inc.*	(17)	(452)

See accompanying Notes to the Quarterly Portfolio of Investments.

21

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Golden Entertainment, Inc.*	(6)	$(96)
Hyatt Hotels Corp., Class A	(56)	(3,786)
International Speedway Corp., Class A	(116)	(5,088)
Lindblad Expeditions Holdings, Inc.*	(47)	(633)
Monarch Casino & Resort, Inc.*	(35)	(1,335)
PlayAGS, Inc.*	(58)	(1,334)
Red Rock Resorts, Inc., Class A	(325)	(6,601)
Ruth’s Hospitality Group, Inc.	(116)	(2,637)
Service Corp. International	(131)	(5,274)
ServiceMaster Global Holdings, Inc.*	(137)	(5,033)
Shake Shack, Inc., Class A*	(185)	(8,403)
Six Flags Entertainment Corp.	(32)	(1,780)
Strategic Education, Inc.	(44)	(4,990)
Texas Roadhouse, Inc.	(40)	(2,388)
Vail Resorts, Inc.	(44)	(9,276)
Wingstop, Inc.	(54)	(3,466)
		(88,310)
Energy — (4.4)%
Archrock, Inc.	(276)	(2,067)
Cactus, Inc., Class A*	(15)	(411)
Core Laboratories NV (Netherlands)	(10)	(597)
DHT Holdings, Inc. (Marshall Islands)	(633)	(2,481)
Diamond Offshore Drilling, Inc.*	(390)	(3,682)
Dril-Quip, Inc.*	(160)	(4,805)
Ensco PLC, Class A (United Kingdom)	(1,331)	(4,738)
Exterran Corp.*	(95)	(1,681)
Forum Energy Technologies, Inc.*	(648)	(2,676)
Frank’s International NV (Netherlands)*	(466)	(2,433)
Green Plains, Inc.	(466)	(6,109)
Imperial Oil Ltd. (Canada)	(19)	(481)
KLX Energy Services Holdings, Inc.*	(30)	(704)
Mammoth Energy Services, Inc.	(134)	(2,409)
Newpark Resources, Inc.*	(413)	(2,837)
NexGen Energy Ltd. (Canada)*	(202)	(360)
Nine Energy Service, Inc.*	(22)	(496)
Noble Corp. PLC (United Kingdom)*	(3,032)	(7,944)
Oil States International, Inc.*	(34)	(486)
Par Pacific Holdings, Inc.*	(166)	(2,354)
REX American Resources Corp.*	(16)	(1,090)
Rowan Cos. PLC, Class A (United Kingdom)*	(1,056)	(8,860)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Select Energy Services, Inc., Class A*	(106)	$(670)
Ship Finance International Ltd. (Bermuda)	(537)	(5,655)
Solaris Oilfield Infrastructure, Inc., Class A	(315)	(3,808)
Suncor Energy, Inc. (Canada)	(2)	(56)
Superior Energy Services, Inc.*	(787)	(2,636)
Targa Resources Corp.	(220)	(7,924)
Transocean Ltd. (Switzerland)*	(590)	(4,095)
Unit Corp.*	(189)	(2,699)
US Silica Holdings, Inc.	(584)	(5,945)
		(93,189)
Food & Staples Retailing — (0.9)%
Ingles Markets, Inc., Class A	(40)	(1,089)
Performance Food Group Co.*	(19)	(613)
PriceSmart, Inc.	(73)	(4,314)
Rite Aid Corp.*	(184)	(130)
Sprouts Farmers Market, Inc.*	(323)	(7,594)
United Natural Foods, Inc.*	(511)	(5,411)
		(19,151)
Food, Beverage & Tobacco — (2.6)%
Bunge Ltd. (Bermuda)	(38)	(2,031)
Calavo Growers, Inc.	(49)	(3,575)
Cott Corp. (Canada)	(217)	(3,025)
Darling Ingredients, Inc.*	(466)	(8,966)
Farmer Brothers Co.*	(31)	(723)
Flowers Foods, Inc.	(139)	(2,567)
Freshpet, Inc.*	(158)	(5,081)
Hostess Brands, Inc.*	(103)	(1,127)
J&J Snack Foods Corp.	(20)	(2,892)
John B Sanfilippo & Son, Inc.	(2)	(111)
Lancaster Colony Corp.	(12)	(2,122)
MGP Ingredients, Inc.	(31)	(1,769)
Primo Water Corp.*	(195)	(2,732)
Sanderson Farms, Inc.	(112)	(11,120)
SunOpta, Inc. (Canada)*	(188)	(728)
Tootsie Roll Industries, Inc.	(23)	(768)
Turning Point Brands, Inc.	(2)	(54)
Universal Corp.	(103)	(5,577)
		(54,968)

Health Care Equipment & Services — (6.0)%
Acadia Healthcare Co., Inc.*	(285)	(7,327)

See accompanying Notes to the Quarterly Portfolio of Investments.

22

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Addus HomeCare Corp.*	(91)	$(6,178)
Allscripts Healthcare Solutions, Inc.*	(112)	(1,080)
Antares Pharma, Inc.*	(324)	(881)
AxoGen, Inc.*	(256)	(5,230)
BioScrip, Inc.*	(233)	(832)
BioTelemetry, Inc.*	(26)	(1,553)
Cardiovascular Systems, Inc.*	(2)	(57)
Castlight Health, Inc., Class B*	(300)	(651)
Civitas Solutions, Inc.*	(9)	(158)
Cutera, Inc.*	(100)	(1,702)
Diplomat Pharmacy, Inc.*	(565)	(7,605)
Ensign Group, Inc. (The)	(1)	(39)
Evolent Health, Inc., Class A*	(364)	(7,262)
Glaukos Corp.*	(46)	(2,584)
Haemonetics Corp.*	(30)	(3,002)
Hanger, Inc.*	(4)	(76)
Inspire Medical Systems, Inc.*	(120)	(5,070)
Insulet Corp.*	(106)	(8,408)
Invacare Corp.	(5)	(22)
iRhythm Technologies, Inc.*	(75)	(5,211)
Medidata Solutions, Inc.*	(25)	(1,686)
National HealthCare Corp.	(22)	(1,726)
National Research Corp.	(16)	(610)
Natus Medical, Inc.*	(9)	(306)
Neogen Corp.*	(36)	(2,052)
Neuronetics, Inc.*	(9)	(174)
Nevro Corp.*	(237)	(9,217)
NxStage Medical, Inc.*	(169)	(4,837)
OraSure Technologies, Inc.*	(295)	(3,446)
Owens & Minor, Inc.	(623)	(3,944)
PetIQ, Inc.*	(131)	(3,075)
Providence Service Corp. (The)*	(31)	(1,861)
RadNet, Inc.*	(122)	(1,241)
Senseonics Holdings, Inc.*	(1,322)	(3,424)
Sientra, Inc.*	(213)	(2,707)
STAAR Surgical Co.*	(4)	(128)
Surgery Partners, Inc.*	(208)	(2,036)
Surmodics, Inc.*	(2)	(95)
Teladoc Health, Inc.*	(127)	(6,295)
Tivity Health, Inc.*	(3)	(74)
US Physical Therapy, Inc.	(43)	(4,401)
ViewRay, Inc.*	(807)	(4,898)
Vocera Communications, Inc.*	(90)	(3,542)

		(126,703)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.5)%
Avon Products, Inc.*	(61)	$(93)
Central Garden & Pet Co., Class A*	(171)	(5,344)
elf Beauty, Inc.*	(42)	(364)
Energizer Holdings, Inc.	(52)	(2,348)
Inter Parfums, Inc.	(10)	(656)
Spectrum Brands Holdings, Inc.	(11)	(465)
WD-40 Co.	(12)	(2,199)
		(11,469)
Materials — (5.3)%
AdvanSix, Inc.*	(4)	(97)
American Vanguard Corp.	(44)	(668)
AptarGroup, Inc.	(89)	(8,372)
Axalta Coating Systems Ltd. (Bermuda)*	(42)	(984)
Balchem Corp.	(34)	(2,664)
Boise Cascade Co.	(225)	(5,366)
Cabot Corp.	(203)	(8,717)
Chase Corp.	(12)	(1,201)
Ferro Corp.*	(241)	(3,779)
Forterra, Inc.*	(44)	(165)
GCP Applied Technologies, Inc.*	(330)	(8,101)
Graphic Packaging Holding Co.	(733)	(7,799)
Huntsman Corp.	(329)	(6,346)
Innophos Holdings, Inc.	(53)	(1,300)
Innospec, Inc.	(53)	(3,273)
Koppers Holdings, Inc.*	(126)	(2,147)
Minerals Technologies, Inc.	(28)	(1,438)
Myers Industries, Inc.	(46)	(695)
Olin Corp.	(121)	(2,433)
PH Glatfelter Co.	(167)	(1,630)
Platform Specialty Products Corp.*	(52)	(537)
PQ Group Holdings, Inc.*	(63)	(933)
Quaker Chemical Corp.	(7)	(1,244)
RPM International, Inc.	(12)	(705)
Sensient Technologies Corp.	(178)	(9,941)
Silgan Holdings, Inc.	(279)	(6,590)
Summit Materials, Inc., Class A*	(268)	(3,323)
Trinseo SA (Luxembourg)	(6)	(275)
Tronox Ltd., Class A (Australia)	(246)	(1,914)
Valvoline, Inc.	(339)	(6,560)
Venator Materials PLC (United Kingdom)*	(889)	(3,725)
WR Grace & Co.	(160)	(10,386)
		(113,308)

See accompanying Notes to the Quarterly Portfolio of Investments.

23

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (4.0)%
Altice USA, Inc., Class A	(77)	$(1,272)
AMC Entertainment Holdings, Inc., Class A	(383)	(4,703)
Boston Omaha Corp., Class A*	(30)	(702)
Cable One, Inc.	(4)	(3,280)
Care.com, Inc.*	(151)	(2,916)
Cargurus, Inc.*	(49)	(1,653)
Clear Channel Outdoor Holdings, Inc., Class A	(35)	(182)
comScore, Inc.*	(117)	(1,688)
Entercom Communications Corp., Class A	(501)	(2,861)
EW Scripps Co. (The), Class A	(156)	(2,454)
Hemisphere Media Group, Inc.*	(10)	(121)
Lions Gate Entertainment Corp., Class B (Canada)	(210)	(3,125)
Madison Square Garden Co. (The), Class A*	(26)	(6,960)
New York Times Co. (The), Class A	(82)	(1,828)
Nexstar Media Group, Inc., Class A	(68)	(5,348)
Pandora Media, Inc.*	(548)	(4,433)
Scholastic Corp.	(36)	(1,449)
Shaw Communications, Inc., Class B (Canada)	(197)	(3,564)
Sinclair Broadcast Group, Inc., Class A	(305)	(8,034)
Snap, Inc., Class A*	(1,743)	(9,604)
Tribune Publishing Co.*	(94)	(1,066)
TrueCar, Inc.*	(410)	(3,715)
WideOpenWest, Inc.*	(194)	(1,383)
World Wrestling Entertainment, Inc., Class A	(24)	(1,793)
Yelp, Inc.*	(208)	(7,278)
Zillow Group, Inc., Class C*	(133)	(4,200)
		(85,612)

Pharmaceuticals, Biotechnology & Life Sciences — (2.3)%
Accelerate Diagnostics, Inc.*	(227)	(2,610)
Achillion Pharmaceuticals, Inc.*	(42)	(67)
Aclaris Therapeutics, Inc.*	(6)	(44)
Alder Biopharmaceuticals, Inc.*	(117)	(1,199)
Apellis Pharmaceuticals, Inc.*	(1)	(13)
Audentes Therapeutics, Inc.*	(46)	(981)
Bio-Techne Corp.	(2)	(289)
Cambrex Corp.*	(266)	(10,044)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cara Therapeutics, Inc.*	(24)	$(312)
Clovis Oncology, Inc.*	(6)	(108)
Codexis, Inc.*	(167)	(2,789)
Coherus Biosciences, Inc.*	(38)	(344)
Cymabay Therapeutics, Inc.*	(53)	(417)
Dermira, Inc.*	(1)	(7)
Dova Pharmaceuticals, Inc.*	(104)	(788)
Epizyme, Inc.*	(113)	(696)
Flexion Therapeutics, Inc.*	(112)	(1,268)
ImmunoGen, Inc.*	(15)	(72)
Insmed, Inc.*	(90)	(1,181)
Intellia Therapeutics, Inc.*	(4)	(55)
Intra-Cellular Therapies, Inc.*	(213)	(2,426)
Intrexon Corp.*	(24)	(157)
Karyopharm Therapeutics, Inc.*	(16)	(150)
La Jolla Pharmaceutical Co.*	(58)	(547)
Luminex Corp.	(199)	(4,599)
MacroGenics, Inc.*	(2)	(25)
Momenta Pharmaceuticals, Inc.*	(2)	(22)
NanoString Technologies, Inc.*	(50)	(742)
NeoGenomics, Inc.*	(134)	(1,690)
Odonate Therapeutics, Inc.*	(1)	(14)
Omeros Corp.*	(218)	(2,429)
Optinose, Inc.*	(43)	(267)
Pacific Biosciences of California, Inc.*	(1,054)	(7,800)
Portola Pharmaceuticals, Inc.*	(50)	(976)
Revance Therapeutics, Inc.*	(52)	(1,047)
Rigel Pharmaceuticals, Inc.*	(490)	(1,127)
Sorrento Therapeutics, Inc.*	(51)	(122)
TG Therapeutics, Inc.*	(192)	(787)
TherapeuticsMD, Inc.*	(123)	(469)
Zogenix, Inc.*	(6)	(219)
		(48,899)
Retailing — (4.7)%
1-800-Flowers.com, Inc., Class A*	(141)	(1,724)
Abercrombie & Fitch Co., Class A	(573)	(11,489)
Asbury Automotive Group, Inc.*	(4)	(267)
At Home Group, Inc.*	(353)	(6,587)
Barnes & Noble, Inc.	(141)	(1,000)
Big Lots, Inc.	(231)	(6,681)
Boot Barn Holdings, Inc.*	(146)	(2,486)
Buckle, Inc. (The)	(19)	(367)

See accompanying Notes to the Quarterly Portfolio of Investments.

24

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Burlington Stores, Inc.*	(12)	$(1,952)
Caleres, Inc.	(226)	(6,290)
Carvana Co.*	(159)	(5,201)
Chico’s FAS, Inc.	(620)	(3,484)
Children’s Place, Inc. (The)	(61)	(5,495)
DSW, Inc., Class A	(94)	(2,322)
Express, Inc.*	(236)	(1,206)
Five Below, Inc.*	(46)	(4,707)
Funko, Inc., Class A*	(40)	(526)
Genesco, Inc.*	(3)	(133)
Groupon, Inc.*	(32)	(102)
Guess?, Inc.	(220)	(4,569)
Lands’ End, Inc.*	(35)	(497)
Monro, Inc.	(61)	(4,194)
Murphy USA, Inc.*	(4)	(307)
National Vision Holdings, Inc.*	(200)	(5,634)
Overstock.com, Inc.*	(250)	(3,395)
Party City Holdco, Inc.*	(811)	(8,094)
Quotient Technology, Inc.*	(218)	(2,328)
Shutterfly, Inc.*	(82)	(3,301)
Stitch Fix, Inc., Class A*	(50)	(854)
Wayfair, Inc., Class A*	(2)	(180)
Williams-Sonoma, Inc.	(94)	(4,742)

		(100,114)

Semiconductors & Semiconductor Equipment — (2.9)%
Ambarella, Inc. (Cayman Islands)*	(243)	(8,500)
Amkor Technology, Inc.*	(223)	(1,463)
Brooks Automation, Inc.	(240)	(6,283)
CEVA, Inc.*	(82)	(1,811)
Entegris, Inc.	(93)	(2,594)
First Solar, Inc.*	(52)	(2,208)
FormFactor, Inc.*	(342)	(4,819)
Inphi Corp.*	(174)	(5,594)
MACOM Technology Solutions Holdings, Inc.*	(56)	(813)
Marvell Technology Group Ltd. (Bermuda)	(515)	(8,338)
Rambus, Inc.*	(469)	(3,597)
Rudolph Technologies, Inc.*	(7)	(143)
Synaptics, Inc.*	(288)	(10,716)
Teradyne, Inc.	(4)	(126)
Veeco Instruments, Inc.*	(131)	(971)
Xperi Corp.	(242)	(4,450)

		(62,426)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (7.1)%
2U, Inc.*	(28)	$(1,392)
8x8, Inc.*	(174)	(3,139)
Appian Corp.*	(43)	(1,149)
Avalara, Inc.*	(116)	(3,613)
Black Knight, Inc.*	(163)	(7,345)
BlackBerry Ltd. (Canada)*	(813)	(5,780)
Box, Inc., Class A*	(418)	(7,056)
CACI International, Inc., Class A*	(28)	(4,033)
Carbon Black, Inc.*	(376)	(5,046)
Cloudera, Inc.*	(412)	(4,557)
CSG Systems International, Inc.	(31)	(985)
DocuSign, Inc.*	(76)	(3,046)
Domo, Inc., Class B*	(22)	(432)
Ellie Mae, Inc.*	(81)	(5,089)
Everi Holdings, Inc.*	(283)	(1,457)
Exela Technologies, Inc.*	(95)	(370)
FireEye, Inc.*	(370)	(5,998)
First Data Corp., Class A*	(109)	(1,843)
ForeScout Technologies, Inc.*	(233)	(6,056)
Hackett Group, Inc. (The)	(69)	(1,105)
Hortonworks, Inc.*	(295)	(4,254)
Instructure, Inc.*	(64)	(2,401)
LiveRamp Holdings, Inc.*	(140)	(5,408)
MicroStrategy, Inc., Class A*	(2)	(256)
MINDBODY, Inc., Class A*	(72)	(2,621)
MobileIron, Inc.*	(25)	(115)
Model N, Inc.*	(19)	(251)
Nutanix, Inc., Class A*	(50)	(2,080)
OneSpan, Inc.*	(143)	(1,852)
Pegasystems, Inc.	(75)	(3,587)
Perspecta, Inc.	(269)	(4,632)
Pivotal Software, Inc., Class A*	(137)	(2,240)
Presidio, Inc.	(51)	(666)
PROS Holdings, Inc.*	(64)	(2,010)
Sabre Corp.	(129)	(2,792)
Science Applications International Corp.	(32)	(2,038)
Shopify, Inc., Class A (Canada)*	(19)	(2,631)
Smartsheet, Inc., Class A*	(61)	(1,516)
Square, Inc., Class A*	(73)	(4,095)
Switch, Inc., Class A	(844)	(5,908)
Tenable Holdings, Inc.*	(154)	(3,417)
TiVo Corp.	(414)	(3,896)
Travelport Worldwide Ltd. (Bermuda)	(571)	(8,919)

See accompanying Notes to the Quarterly Portfolio of Investments.

25

GOTHAM INDEX PLUS ALL-CAP FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tucows, Inc., Class A*	(23)	$(1,381)
Worldpay, Inc., Class A*	(121)	(9,248)
Yext, Inc.*	(30)	(446)
Zuora, Inc., Class A*	(165)	(2,993)

		(151,144)

Technology Hardware & Equipment — (4.2)%
3D Systems Corp.*	(212)	(2,156)
ADTRAN, Inc.	(164)	(1,761)
Applied Optoelectronics, Inc.*	(1)	(15)
Benchmark Electronics, Inc.	(344)	(7,286)
CalAmp Corp.*	(196)	(2,550)
Celestica, Inc. (Canada)*	(112)	(982)
Cognex Corp.	(75)	(2,900)
Comtech Telecommunications Corp.	(68)	(1,655)
Control4 Corp.*	(38)	(669)
Dolby Laboratories, Inc., Class A	(55)	(3,401)
ePlus, Inc.*	(44)	(3,131)
FARO Technologies, Inc.*	(48)	(1,951)
Finisar Corp.*	(45)	(972)
Fitbit, Inc., Class A*	(941)	(4,677)
II-VI, Inc.*	(74)	(2,402)
Infinera Corp.*	(1,569)	(6,260)
Littelfuse, Inc.	(1)	(171)
Methode Electronics, Inc.	(33)	(769)
NETGEAR, Inc.*	(5)	(260)
NetScout Systems, Inc.*	(391)	(9,239)
nLight, Inc.*	(163)	(2,898)
OSI Systems, Inc.*	(77)	(5,644)
Plexus Corp.*	(68)	(3,473)
Ribbon Communications, Inc.*	(149)	(718)
Rogers Corp.*	(46)	(4,557)
Sierra Wireless, Inc. (Canada)*	(145)	(1,947)
Stratasys Ltd. (Israel)*	(291)	(5,241)
SYNNEX Corp.	(36)	(2,910)
TTM Technologies, Inc.*	(496)	(4,826)
ViaSat, Inc.*	(52)	(3,065)

		(88,486)

Telecommunication Services — (1.3)%
ATN International, Inc.	(35)	(2,504)
Boingo Wireless, Inc.*	(367)	(7,549)
Cincinnati Bell, Inc.*	(237)	(1,844)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Consolidated Communications Holdings, Inc.	(154)	$(1,522)
Gogo, Inc.*	(210)	(628)
Iridium Communications, Inc.*	(168)	(3,100)
ORBCOMM, Inc.*	(228)	(1,883)
pdvWireless, Inc.*	(30)	(1,122)
Sprint Corp.*	(1,005)	(5,849)
Zayo Group Holdings, Inc.*	(69)	(1,576)

		(27,577)

Transportation — (2.4)%
Air Transport Services Group, Inc.*	(234)	(5,338)
Allegiant Travel Co.	(6)	(601)
Atlas Air Worldwide Holdings, Inc.*	(164)	(6,919)
Canadian Pacific Railway Ltd. (Canada)	(36)	(6,394)
Matson, Inc.	(102)	(3,266)
Ryder System, Inc.	(162)	(7,800)
Saia, Inc.*	(49)	(2,735)
SkyWest, Inc.	(172)	(7,649)
US Xpress Enterprises, Inc.*	(147)	(825)
Werner Enterprises, Inc.	(322)	(9,512)

		(51,039)

TOTAL COMMON STOCK (Proceeds $1,974,096)		(1,472,850)

TOTAL SECURITES SOLD SHORT - (69.3)%		(1,472,850)

(Proceeds $1,974,096)

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		42,121

NET ASSETS - 100.0%		$2,126,153

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

26

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.1%
COMMON STOCKS — 139.1%
Automobiles & Components — 1.7%
Aptiv PLC (Jersey)†	5	$308
BorgWarner, Inc.	109	3,787
Dana, Inc.†	197	2,685
Delphi Technologies PLC (Jersey)(a)	216	3,093
Fiat Chrysler Automobiles NV (Netherlands)(a)*	340	4,916
Ford Motor Co.†	2,085	15,950
General Motors Co.†	27	903
Goodyear Tire & Rubber Co. (The)	122	2,490
Harley-Davidson, Inc.(a)	87	2,968
Lear Corp.	21	2,580
Tenneco, Inc., Class A	209	5,724
Thor Industries, Inc.(a)	22	1,144
Tower International, Inc.	106	2,523

		49,071

Banks — 0.7%
Bank of America Corp.†	176	4,337
BB&T Corp.	14	606
Citigroup, Inc.†	44	2,291
Citizens Financial Group, Inc.	8	238
Comerica, Inc.	2	137
Fifth Third Bancorp	9	212
Huntington Bancshares, Inc.†	18	215
JPMorgan Chase & Co.†	62	6,052
KeyCorp.	14	207
M&T Bank Corp.	1	143
People’s United Financial, Inc.	5	72
PNC Financial Services Group, Inc. (The)	8	935
Regions Financial Corp.	14	187
SunTrust Banks, Inc.	8	404
SVB Financial Group*	1	190
US Bancorp†	28	1,280
Wells Fargo & Co.†	84	3,871
Zions Bancorp NA(a)	3	122

		21,499

Capital Goods — 18.2%
3M Co.†	263	50,112
A.O. Smith Corp.	90	3,843
AECOM†(a)*	269	7,128
Alamo Group, Inc.	33	2,552
Allegion PLC (Ireland)	2	159

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Allison Transmission Holdings, Inc.†	70	$3,074
Altra Industrial Motion Corp.†	301	7,570
AMETEK, Inc.†	5	338
Applied Industrial Technologies, Inc.	41	2,212
Arconic, Inc.	253	4,266
Barnes Group, Inc.	6	322
BMC Stock Holdings, Inc.*	287	4,443
Boeing Co. (The)	12	3,870
Caterpillar, Inc.†	12	1,525
Colfax Corp.†(a)*	344	7,190
Columbus McKinnon Corp.	1	30
Continental Building Products, Inc.*	82	2,087
Crane Co.	80	5,774
Cummins, Inc.†	85	11,359
Deere & Co.	6	895
Dover Corp.	77	5,463
Eaton Corp. PLC (Ireland)	226	15,517
EMCOR Group, Inc.	41	2,447
Emerson Electric Co.†	329	19,658
Encore Wire Corp.	38	1,907
EnPro Industries, Inc.	62	3,726
Esterline Technologies Corp.*	16	1,943
Fastenal Co.	6	314
Flowserve Corp.	2	76
Fluor Corp.	74	2,383
Fortive Corp.	47	3,180
Fortune Brands Home & Security, Inc.	75	2,849
Franklin Electric Co., Inc.(a)	55	2,358
Gardner Denver Holdings, Inc.†*	339	6,933
General Dynamics Corp.	6	943
General Electric Co.	114	863
Global Brass & Copper Holdings, Inc.	72	1,811
GrafTech International Ltd.†(a)	607	6,944
Harris Corp.†	3	404
Harsco Corp.*	131	2,602
Hexcel Corp.	17	975
Hillenbrand, Inc.	135	5,121
Honeywell International, Inc.	388	51,263
Hubbell, Inc.†	63	6,258
Huntington Ingalls Industries, Inc.	22	4,187
Illinois Tool Works, Inc.†	173	21,917
Ingersoll-Rand PLC (Ireland)†	129	11,769
ITT, Inc.	97	4,682
Jacobs Engineering Group, Inc.	75	4,384

See accompanying Notes to the Quarterly Portfolio of Investments.

27

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
JELD-WEN Holding, Inc.†(a)*	425	$6,039
Johnson Controls International PLC (Ireland)†	484	14,351
Kadant, Inc.	20	1,629
KBR, Inc.	264	4,008
L3 Technologies, Inc.	2	347
Lincoln Electric Holdings, Inc.	44	3,469
Lockheed Martin Corp.†	149	39,014
Manitowoc Co., Inc. (The)(a)*	251	3,707
Masco Corp.	159	4,649
Meritor, Inc.†*	290	4,904
Milacron Holdings Corp.*	335	3,983
National Presto Industries, Inc.(a)	31	3,625
Nexeo Solutions, Inc.(a)*	325	2,792
Northrop Grumman Corp.	3	735
nVent Electric PLC (Ireland)	133	2,987
Oshkosh Corp.	97	5,947
Owens Corning	10	440
PACCAR, Inc.	6	343
Parker-Hannifin Corp.†	70	10,440
Pentair PLC (Ireland)†	92	3,476
Quanta Services, Inc.	2	60
Raytheon Co.†	149	22,849
Regal Beloit Corp.	41	2,872
Rexnord Corp.*	8	184
Rockwell Automation, Inc.	2	301
Roper Technologies, Inc.	2	533
Snap-on, Inc.(a)	30	4,359
Spirit AeroSystems Holdings, Inc., Class A†	97	6,993
Stanley Black & Decker, Inc.	3	359
Systemax, Inc.	24	573
Teledyne Technologies, Inc.*	13	2,692
Tennant Co.	1	52
Textron, Inc.	4	184
TPI Composites, Inc.(a)*	34	836
TransDigm Group, Inc.*	2	680
Trex Co., Inc.*	58	3,443
United Rentals, Inc.*	2	205
United Technologies Corp.	419	44,615
Univar, Inc.*	44	781
Wabash National Corp.	76	994

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Watts Water Technologies, Inc., Class A	29	$1,871
Wesco Aircraft Holdings, Inc.*	316	2,496
WESCO International, Inc.*	24	1,152
WW Grainger, Inc.†(a)	30	8,471
Xylem, Inc.	4	267

		536,333

Commercial & Professional Services — 2.2%
ABM Industries, Inc.(a)	104	3,339
CBIZ, Inc.*	163	3,211
Cintas Corp.	2	336
Clean Harbors, Inc.*	40	1,974
Copart, Inc.(a)*	4	191
Deluxe Corp.	111	4,267
Dun & Bradstreet Corp. (The)	22	3,140
Equifax, Inc.	1	93
FTI Consulting, Inc.†*	95	6,331
Heidrick & Struggles International, Inc.	50	1,560
HNI Corp.	103	3,649
Huron Consulting Group, Inc.*	33	1,693
IHS Markit Ltd. (Bermuda)*	5	240
KAR Auction Services, Inc.	27	1,288
Kforce, Inc.	55	1,701
Knoll, Inc.	81	1,335
ManpowerGroup, Inc.	79	5,119
Navigant Consulting, Inc.	158	3,800
Nielsen Holdings PLC (United Kingdom)	186	4,339
Republic Services, Inc.	5	360
Robert Half International, Inc.	64	3,661
Rollins, Inc.(a)	4	144
SP Plus Corp.*	62	1,831
Tetra Tech, Inc.†	111	5,746
Verisk Analytics, Inc.*	2	218
Viad Corp.	73	3,657
Waste Management, Inc.†	8	712

		63,935

Consumer Durables & Apparel — 2.8%
Acushnet Holdings Corp.(a)	170	3,582
Callaway Golf Co.†	550	8,415
Capri Holdings Ltd. (British Virgin Islands)†*	3	114

See accompanying Notes to the Quarterly Portfolio of Investments.

28

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Crocs, Inc.*	15	$390
DR Horton, Inc.	6	208
Ethan Allen Interiors, Inc.	204	3,588
Fossil Group, Inc.(a)*	393	6,182
Garmin Ltd. (Switzerland)†	99	6,269
Hanesbrands, Inc.(a)	188	2,356
Hasbro, Inc.(a)	3	244
Helen of Troy Ltd. (Bermuda)*	20	2,624
Installed Building Products, Inc.(a)*	151	5,087
Johnson Outdoors, Inc., Class A	31	1,821
Leggett & Platt, Inc.(a)	2	72
Lennar Corp., Class A†	43	1,683
Lululemon Athletica, Inc.(a)*	21	2,554
Mattel, Inc.(a)*	5	50
Mohawk Industries, Inc.*	40	4,678
Movado Group, Inc.(a)	164	5,186
Newell Brands, Inc.(a)	244	4,536
NIKE, Inc., Class B	31	2,298
Oxford Industries, Inc.(a)	78	5,541
PulteGroup, Inc.(a)	5	130
PVH Corp.	1	93
Ralph Lauren Corp.	2	207
Roku, Inc.(a)*	104	3,187
Skechers U.S.A., Inc., Class A*	249	5,700
Sonos, Inc.*	17	167
Sturm Ruger & Co., Inc.	23	1,224
Tapestry, Inc.	5	169
Under Armour, Inc., Class C*	7	113
VF Corp.	8	571
Whirlpool Corp.	34	3,634

		82,673

Consumer Services — 3.4%
Aramark†	295	8,546
BJ’s Restaurants, Inc.(a)	105	5,310
Bojangles’, Inc.*	97	1,560
Boyd Gaming Corp.(a)	1	21
Brinker International, Inc.(a)	93	4,090
Career Education Corp.*	68	777
Carnival Corp. (Panama)†	361	17,797
Cheesecake Factory, Inc. (The)	40	1,740
Chipotle Mexican Grill, Inc.*	1	432
Choice Hotels International, Inc.†	95	6,800
Darden Restaurants, Inc.	3	300

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dine Brands Global, Inc.(a)	65	$4,377
Graham Holdings Co., Class B†	11	7,046
Grand Canyon Education, Inc.*	29	2,788
H&R Block, Inc.†(a)	27	685
Hilton Worldwide Holdings, Inc.†	6	431
International Game Technology PLC (United Kingdom)(a)	123	1,799
K12, Inc.*	149	3,694
Las Vegas Sands Corp.	37	1,926
Marriott International, Inc., Class A	7	760
McDonald’s Corp.†	15	2,664
MGM Resorts International	7	170
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	2	85
Regis Corp.*	61	1,034
Royal Caribbean Cruises Ltd. (Liberia)	4	391
SeaWorld Entertainment, Inc.†*	327	7,223
Speedway Motorsports, Inc.	27	439
Starbucks Corp.	17	1,095
Weight Watchers International, Inc.*	113	4,356
Wendy’s Co. (The)	42	656
Wynn Resorts Ltd.	1	99
Yum! Brands, Inc.†	109	10,019

		99,110

Diversified Financials — 6.0%
Affiliated Managers Group, Inc.	28	2,728
American Express Co.	14	1,334
Ameriprise Financial, Inc.	1	104
Bank of New York Mellon Corp. (The)†	17	800
Berkshire Hathaway, Inc., Class B†*	304	62,071
BlackRock, Inc.†	84	32,997
Capital One Financial Corp.	9	680
Cboe Global Markets, Inc.	3	293
Charles Schwab Corp. (The)†	23	955
CME Group, Inc.†	7	1,317
Discover Financial Services	7	413
E*TRADE Financial Corp.	5	219
Franklin Resources, Inc.†(a)	278	8,245
Goldman Sachs Group, Inc. (The)†	194	32,408
Intercontinental Exchange, Inc.†	11	829
Invesco Ltd. (Bermuda)†	216	3,616
Jefferies Financial Group, Inc.	16	278

See accompanying Notes to the Quarterly Portfolio of Investments.

29

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody’s Corp.†	3	$420
Morgan Stanley†	31	1,229
MSCI, Inc.	2	295
Nasdaq, Inc.†	3	245
Northern Trust Corp.	3	251
Raymond James Financial, Inc.	3	223
S&P Global, Inc.†	4	680
State Street Corp.†	198	12,488
Synchrony Financial†	13	305
T Rowe Price Group, Inc.†	127	11,725

		177,148

Energy — 10.0%
Anadarko Petroleum Corp.	6	263
Apache Corp.(a)	6	158
Cabot Oil & Gas Corp.(a)	8	179
Cameco Corp. (Canada)†	24	272
Cenovus Energy, Inc. (Canada)	758	5,329
Chevron Corp.†	306	33,290
Cimarex Energy Co.	1	62
Concho Resources, Inc.*	2	206
ConocoPhillips†	610	38,034
Contura Energy, Inc.*	27	1,775
CVR Energy, Inc.†	131	4,517
Delek US Holdings, Inc.†(a)	111	3,609
Devon Energy Corp.†	270	6,086
Diamondback Energy, Inc.	1	93
Enbridge, Inc. (Canada)†	191	5,936
EOG Resources, Inc.	7	610
Exxon Mobil Corp.†	640	43,642
FTS International, Inc.*	578	4,110
Halliburton Co.	255	6,778
Helix Energy Solutions Group, Inc.†(a)*	1,033	5,589
Helmerich & Payne, Inc.	1	48
Hess Corp.†	6	243
HollyFrontier Corp.	93	4,754
Kinder Morgan, Inc.†	1,186	18,241
Marathon Oil Corp.†	16	229
Marathon Petroleum Corp.	9	531
Matrix Service Co.*	165	2,960
Nabors Industries Ltd. (Bermuda)(a)	1,561	3,122
National Oilwell Varco, Inc.	200	5,140
Newfield Exploration Co.*	3	44
Noble Energy, Inc.†	9	169

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.†	394	$24,184
Oceaneering International, Inc.†(a) *	544	6,582
ONEOK, Inc.	7	378
Patterson-UTI Energy, Inc.(a)	4	41
Pembina Pipeline Corp. (Canada)†(a)	236	7,002
Phillips 66†	249	21,451
Pioneer Natural Resources Co.	2	263
Precision Drilling Corp. (Canada)*	1,177	2,048
ProPetro Holding Corp.†(a)*	558	6,875
Renewable Energy Group, Inc.†*	301	7,736
RPC, Inc.†(a)	594	5,863
Schlumberger Ltd. (Curacao)†	24	866
SEACOR Holdings, Inc.(a)*	25	925
SemGroup Corp., Class A(a)	4	55
TechnipFMC PLC (United Kingdom)	8	157
Tidewater, Inc.*	193	3,692
TransCanada Corp. (Canada)	34	1,214
Valero Energy Corp.†	109	8,172
Williams Cos., Inc. (The)	16	353

		293,876

Food & Staples Retailing — 4.2%
Casey’s General Stores, Inc.†	65	8,329
Chefs’ Warehouse, Inc. (The)(a)*	75	2,398
Costco Wholesale Corp.	5	1,019
Kroger Co. (The)†	16	440
SpartanNash Co.	4	69
Sysco Corp.†	273	17,106
Walgreens Boots Alliance, Inc.†	91	6,218
Walmart, Inc.†	918	85,512
Weis Markets, Inc.	82	3,918

		125,009

Food, Beverage & Tobacco — 9.0%
Altria Group, Inc.†	986	48,699
Archer-Daniels-Midland Co.†	297	12,168
B&G Foods, Inc.(a)	39	1,127
Brown-Forman Corp., Class B	6	285
Campbell Soup Co.(a)	5	165
Coca-Cola Co. (The)†	74	3,504
Conagra Brands, Inc.	10	214
Constellation Brands, Inc., Class A	99	15,921
Fresh Del Monte Produce, Inc.
(Cayman Islands)†	160	4,523
General Mills, Inc.†	312	12,149
Hain Celestial Group, Inc. (The)*	225	3,568

See accompanying Notes to the Quarterly Portfolio of Investments.

30

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Hershey Co. (The)†	4	$429
Hormel Foods Corp.(a)	9	384
Ingredion, Inc.†	24	2,194
JM Smucker Co. (The)	3	280
Kellogg Co.	6	342
Kraft Heinz Co. (The)†	638	27,460
Lamb Weston Holdings, Inc.	1	74
McCormick & Co., Inc., non-voting shares(a)	2	278
Molson Coors Brewing Co., Class B†	114	6,402
Mondelez International, Inc., Class A	19	761
Monster Beverage Corp.*	10	492
National Beverage Corp.(a)	54	3,876
PepsiCo, Inc.†	290	32,039
Philip Morris International, Inc.†	813	54,276
Pilgrim’s Pride Corp.†*	474	7,352
Post Holdings, Inc.†*	87	7,754
Simply Good Foods Co. (The)*	33	624
TreeHouse Foods, Inc.(a)*	11	558
Tyson Foods, Inc., Class A†	192	10,253
Vector Group Ltd.†(a)	736	7,161

		265,312

Health Care Equipment & Services — 7.4%
Abbott Laboratories†	31	2,242
ABIOMED, Inc.*	2	650
Align Technology, Inc.*	1	209
Amedisys, Inc.*	26	3,045
AmerisourceBergen Corp.	4	298
Anthem, Inc.†	5	1,313
Apollo Medical Holdings, Inc.*	42	834
athenahealth, Inc.*	15	1,979
Avanos Medical, Inc.(a)*	61	2,732
Baxter International, Inc.	7	461
Becton Dickinson and Co.	3	676
Boston Scientific Corp.*	18	636
Brookdale Senior Living, Inc.*	329	2,204
Cardinal Health, Inc.†	23	1,026
Centene Corp.†*	4	461
Cerner Corp.*	4	210
Cigna Corp.†	158	30,007
Community Health Systems, Inc.(a)*	408	1,151
Cooper Cos., Inc. (The)	2	509
CorVel Corp.*	15	926
CryoLife, Inc.(a)*	143	4,058

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
CVS Health Corp.	19	$1,245
Danaher Corp.†	91	9,384
DaVita, Inc.*	27	1,389
DENTSPLY SIRONA, Inc.	3	112
Edwards Lifesciences Corp.*	2	306
Globus Medical, Inc., Class A*	75	3,246
Haemonetics Corp.*	2	200
HCA Healthcare, Inc.†	67	8,338
HealthStream, Inc.	121	2,922
Henry Schein, Inc.(a)*	2	157
Hill-Rom Holdings, Inc.†	75	6,641
HMS Holdings Corp.*	263	7,398
Hologic, Inc.*	3	123
Humana, Inc.†	72	20,627
IDEXX Laboratories, Inc.*	1	186
Inogen, Inc.(a)*	28	3,477
Inovalon Holdings, Inc., Class A(a)*	248	3,517
Integer Holdings Corp.†*	104	7,931
Integra LifeSciences Holdings Corp.†*	145	6,540
Intuitive Surgical, Inc.*	1	479
Laboratory Corp. of America Holdings†*	54	6,823
Lantheus Holdings, Inc.*	122	1,909
LivaNova PLC (United Kingdom)†*	75	6,860
Masimo Corp.†*	53	5,691
McKesson Corp	3	331
MEDNAX, Inc.*	193	6,369
Medtronic PLC (Ireland)	27	2,456
Meridian Bioscience, Inc.	116	2,014
NextGen Healthcare, Inc.*	198	3,000
NuVasive, Inc.(a)*	67	3,321
Omnicell, Inc.(a)*	8	490
Quest Diagnostics, Inc.†	72	5,995
ResMed, Inc.	2	228
Select Medical Holdings Corp.*	87	1,335
STERIS PLC (United Kingdom)†	56	5,984
Stryker Corp.	4	627
Tabula Rasa HealthCare, Inc.(a) *	6	383
Tivity Health, Inc.*	179	4,441
UnitedHealth Group, Inc.†	19	4,733
Universal Health Services, Inc., Class B	2	233

See accompanying Notes to the Quarterly Portfolio of Investments.

31

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Varian Medical Systems, Inc.*	2	$227
Veeva Systems, Inc., Class A*	16	1,429
WellCare Health Plans, Inc.†*	27	6,374
West Pharmaceutical Services, Inc.	52	5,098
Zimmer Biomet Holdings, Inc.	4	415

		216,611

Household & Personal Products — 3.1%
Church & Dwight Co., Inc.	53	3,485
Clorox Co. (The)	2	308
Colgate-Palmolive Co.†	363	21,606
Coty, Inc., Class A(a)	10	66
Edgewell Personal Care Co.(a) *	214	7,993
elf Beauty, Inc.(a) *	4	35
Estee Lauder Cos., Inc. (The), Class A†	7	911
Kimberly-Clark Corp.†	7	798
Procter & Gamble Co. (The)†	617	56,715

		91,917

Insurance — 1.5%
Aflac, Inc.	10	456
Allstate Corp. (The)	6	496
American International Group, Inc.	12	473
Aon PLC (United Kingdom)	5	727
Arthur J Gallagher & Co.†	4	295
Assurant, Inc.	1	89
Brighthouse Financial, Inc.*	3	91
Chubb Ltd. (Switzerland)	6	775
Cincinnati Financial Corp.	2	155
Everest Re Group Ltd. (Bermuda)	2	435
Hartford Financial Services Group, Inc. (The)	160	7,112
Lincoln National Corp.	3	154
Loews Corp.	5	228
Marsh & McLennan Cos., Inc.†	264	21,054
MetLife, Inc.	13	534
Principal Financial Group, Inc.	5	221
Progressive Corp. (The)†	133	8,024
Prudential Financial, Inc.	6	489
Torchmark Corp.	2	149
Travelers Cos., Inc. (The)	5	599
Unum Group	3	88
Willis Towers Watson PLC (Ireland)	1	152

		42,796

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 6.6%
A. Schulman, Inc. CVR(b)*	141	$282
Air Products & Chemicals, Inc.	4	640
Albemarle Corp.(a)	1	77
Ashland Global Holdings, Inc.†	108	7,664
Avery Dennison Corp.	46	4,132
Ball Corp.	6	276
Bemis Co., Inc.(a)	30	1,377
Berry Global Group, Inc.*	17	808
Celanese Corp.†(a)	70	6,298
CF Industries Holdings, Inc.	4	174
Domtar Corp.†	99	3,478
DowDuPont, Inc.†	533	28,505
Eagle Materials, Inc.	69	4,211
Eastman Chemical Co.	74	5,410
Ecolab, Inc.	6	884
FMC Corp.	71	5,251
Freeport-McMoRan, Inc.†	759	7,825
FutureFuel Corp.	126	1,998
Greif, Inc., Class A	97	3,600
HB Fuller Co.(a)	85	3,627
International Flavors & Fragrances, Inc.(a)	2	269
International Paper Co.†	213	8,597
Kraton Corp.*	211	4,608
Kronos Worldwide, Inc.(a)	387	4,458
Linde PLC (Ireland)†	6	936
LyondellBasell Industries NV, Class A (Netherlands)†	202	16,798
Martin Marietta Materials, Inc.	1	172
Methanex Corp. (Canada)	34	1,638
Mosaic Co. (The)†	202	5,900
Newmont Mining Corp.†	9	312
Norbord, Inc. (Canada)	150	3,988
Nucor Corp.†	164	8,497
Packaging Corp. of America	50	4,173
PolyOne Corp.	99	2,831
PPG Industries, Inc.	4	409
Rayonier Advanced Materials, Inc.(a)	526	5,602
Schweitzer-Mauduit International, Inc.	70	1,754
Scotts Miracle-Gro Co. (The)(a)	105	6,453
Sealed Air Corp.(a)	3	105
Sherwin-Williams Co. (The)†	1	393
Sonoco Products Co.	21	1,116

See accompanying Notes to the Quarterly Portfolio of Investments.

32

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Tredegar Corp.	100	$1,586
US Concrete, Inc.†*	234	8,256
Valhi, Inc.(a)	146	282
Verso Corp., Class A†*	325	7,280
Vulcan Materials Co.	1	99
Westlake Chemical Corp.†(a)	91	6,021
Westrock Co.	133	5,022

		194,072

Media & Entertainment — 8.1%
Activision Blizzard, Inc.	9	419
Alphabet, Inc., Class A†*	84	87,777
ANGI Homeservices, Inc., Class A†(a)*	439	7,055
Cars.com, Inc.(a)*	312	6,708
CBS Corp., Class B, non-voting shares	6	262
Charter Communications, Inc., Class A(a)*	3	855
Cinemark Holdings, Inc.†	55	1,969
Comcast Corp., Class A†	84	2,860
Discovery, Inc., Class A†*	13	322
DISH Network Corp., Class A*	59	1,473
Electronic Arts, Inc.*	6	473
Emerald Expositions Events, Inc.	80	987
Facebook, Inc., Class A†*	324	42,473
Gannett Co., Inc.(a)	174	1,484
Gray Television, Inc.†(a)*	523	7,709
IAC/InterActiveCorp.†*	40	7,322
Interpublic Group of Cos., Inc. (The)	16	330
John Wiley & Sons, Inc., Class A	16	752
Live Nation Entertainment, Inc.(a)*	56	2,758
Loral Space & Communications, Inc.*	23	857
Marcus Corp. (The)	145	5,728
MSG Networks, Inc., Class A(a)*	131	3,086
National CineMedia, Inc.	408	2,644
Netflix, Inc.*	5	1,338
New Media Investment Group, Inc.	355	4,107
News Corp., Class A†	307	3,484
Omnicom Group, Inc.	4	293
QuinStreet, Inc.†(a)*	464	7,531
Take-Two Interactive Software, Inc.*	1	103
TEGNA, Inc.	468	5,087
Tribune Media Co., Class A	57	2,587

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TripAdvisor, Inc.*	1	$54
Twenty-First Century Fox, Inc., Class A†	36	1,732
Twitter, Inc.*	10	287
Viacom, Inc., Class B	23	591
Walt Disney Co. (The)†	213	23,355

		236,852

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†	257	23,693
Acorda Therapeutics, Inc.*	3	47
Agilent Technologies, Inc.	4	270
Alexion Pharmaceuticals, Inc.*	2	195
Allergan PLC (Ireland)	4	535
Amgen, Inc.†	13	2,531
Biogen, Inc.†*	92	27,685
Bio-Rad Laboratories, Inc., Class A*	20	4,644
Bio-Techne Corp.	3	434
Bristol-Myers Squibb Co.†	31	1,611
Bruker Corp.†	106	3,156
Celgene Corp.†*	366	23,457
Charles River Laboratories
International, Inc.*	38	4,301
Corcept Therapeutics, Inc.(a)*	81	1,082
Eli Lilly & Co.†	555	64,225
Emergent BioSolutions, Inc.*	12	711
Exelixis, Inc.*	115	2,262
Genomic Health, Inc.*	17	1,095
Gilead Sciences, Inc.†	206	12,885
Illumina, Inc.*	1	300
Incyte Corp.*	2	127
Innoviva, Inc.(a)*	48	838
IQVIA Holdings, Inc.*	2	232
Jazz Pharmaceuticals PLC (Ireland)*	12	1,487
Johnson & Johnson†	569	73,429
Ligand Pharmaceuticals, Inc.(a)*	6	814
Mallinckrodt PLC (Ireland)*	55	869
Medpace Holdings, Inc.†*	81	4,287
Merck & Co., Inc.†	354	27,049
Mettler-Toledo International, Inc.(a)*	1	566
Mylan NV (Netherlands)*	9	247
Nektar Therapeutics*	89	2,925
Neurocrine Biosciences, Inc.(a)*	7	500
PerkinElmer, Inc.(a)	1	79
Perrigo Co. PLC (Ireland)	1	39

See accompanying Notes to the Quarterly Portfolio of Investments.

33

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.†	129	$5,631
PRA Health Sciences, Inc.†*	56	5,150
QIAGEN NV (Netherlands)†*	106	3,652
Regeneron Pharmaceuticals, Inc.*	3	1,120
REGENXBIO, Inc.*	12	503
Repligen Corp.*	15	791
Sarepta Therapeutics, Inc.(a)*	8	873
SIGA Technologies, Inc.*	33	261
Supernus Pharmaceuticals, Inc.(a)*	55	1,827
Thermo Fisher Scientific, Inc.	5	1,119
Vanda Pharmaceuticals, Inc.*	4	105
Vertex Pharmaceuticals, Inc.*	3	497
Waters Corp.*	2	377
Zoetis, Inc.†	9	770

		311,283

Real Estate — 0.9%
Alexandria Real Estate Equities, Inc., REIT	2	230
American Tower Corp., REIT	5	791
Apartment Investment & Management Co., Class A, REIT	3	132
AvalonBay Communities, Inc., REIT	3	522
Boston Properties, Inc., REIT	2	225
CBRE Group, Inc., Class A*	6	240
Crown Castle International Corp., REIT	5	543
Digital Realty Trust, Inc., REIT	4	426
Duke Realty Corp., REIT	5	130
Equinix, Inc., REIT	1	353
Equity Residential, REIT	5	330
Essex Property Trust, Inc., REIT	2	490
Extra Space Storage, Inc., REIT	3	271
Federal Realty Investment Trust, REIT	1	118
HCP, Inc., REIT	7	195
Host Hotels & Resorts, Inc., REIT	13	217
Iron Mountain, Inc., REIT	4	130
Kimco Realty Corp., REIT	7	103
Macerich Co. (The), REIT	3	130
Mid-America Apartment Communities, Inc., REIT	2	191
Prologis, Inc., REIT	8	470

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT	3	$607
Realty Income Corp., REIT†(a)	154	9,708
Regency Centers Corp., REIT	3	176
SBA Communications Corp., REIT*	1	162
Simon Property Group, Inc., REIT	6	1,008
SL Green Realty Corp., REIT	1	79
UDR, Inc., REIT	4	158
Ventas, Inc., REIT	5	293
Vornado Realty Trust, REIT	2	124
Welltower, Inc., REIT	5	347
Weyerhaeuser Co., REIT†	393	8,591

		27,490

Retailing — 8.3%
Advance Auto Parts, Inc.†	39	6,141
Amazon.com, Inc.†*	59	88,616
AutoNation, Inc.(a)*	14	500
AutoZone, Inc.*	2	1,677
Bed Bath & Beyond, Inc.(a)	470	5,320
Best Buy Co., Inc	6	318
Booking Holdings, Inc.†*	2	3,445
CarMax, Inc.(a)*	3	188
Core-Mark Holding Co., Inc.†	107	2,488
Dollar General Corp.†	27	2,918
Dollar Tree, Inc.*	5	452
eBay, Inc.†*	504	14,147
Etsy, Inc.†(a)*	186	8,848
Expedia Group, Inc.	3	338
Foot Locker, Inc.	3	160
Gap, Inc. (The)†	7	180
Genuine Parts Co.†	77	7,394
Group 1 Automotive, Inc.(a)	89	4,692
Groupon, Inc.(a)*	62	198
Home Depot, Inc. (The)†	22	3,780
Hudson Ltd., Class A (Bermuda)*	110	1,886
Kohl’s Corp.(a)	86	5,705
L Brands, Inc.	5	128
Lithia Motors, Inc., Class A(a)	94	7,175
LKQ Corp.(a)*	5	119
Lowe’s Cos., Inc.†	16	1,478
Macy’s, Inc.	6	179
Nordstrom, Inc.(a)	4	186
Nutrisystem, Inc.	121	5,309
Office Depot, Inc.	2,831	7,304
O’Reilly Automotive, Inc.†*	2	689

See accompanying Notes to the Quarterly Portfolio of Investments.

34

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
PetMed Express, Inc.	267	$6,210
Qurate Retail, Inc.†(a)*	436	8,511
Ross Stores, Inc.†	8	666
Shoe Carnival, Inc.(a)	35	1,173
Shutterstock, Inc.(a)	109	3,925
Stamps.com, Inc.(a)*	31	4,825
Tailored Brands, Inc.	497	6,779
Target Corp.†	11	727
Tiffany & Co.	3	242
TJX Cos., Inc. (The)†	631	28,231
Tractor Supply Co.	3	250
Ulta Beauty, Inc.(a)*	2	490
Urban Outfitters, Inc.*	22	730

		244,717

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.(a)*	18	332
Analog Devices, Inc.	7	601
Applied Materials, Inc.†	505	16,534
Broadcom, Inc.	7	1,780
Cabot Microelectronics Corp.	3	286
Cirrus Logic, Inc.*	24	796
Cohu, Inc.†	93	1,494
Cypress Semiconductor Corp.†	420	5,342
Diodes, Inc.†*	141	4,549
Integrated Device Technology, Inc.*	45	2,179
Intel Corp.†	85	3,989
KLA-Tencor Corp.†	80	7,159
Lam Research Corp.†	84	11,438
Lattice Semiconductor Corp.*	5	35
Maxim Integrated Products, Inc.	3	153
Microchip Technology, Inc.(a)	5	360
Micron Technology, Inc.†*	637	20,212
MKS Instruments, Inc.	72	4,652
Nanometrics, Inc.†*	216	5,903
NVIDIA Corp.	8	1,068
ON Semiconductor Corp.*	473	7,809
Photronics, Inc.*	297	2,875
Qorvo, Inc.*	3	182
QUALCOMM, Inc.†	24	1,366
Semtech Corp.*	134	6,147
Silicon Laboratories, Inc.*	62	4,886
Skyworks Solutions, Inc.	3	201
Texas Instruments, Inc.†	19	1,796
Versum Materials, Inc.†	174	4,823

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.	3	$255

		119,202

Software & Services — 10.9%
Accenture PLC, Class A (Ireland)†	46	6,486
ACI Worldwide, Inc.*	36	996
Adobe, Inc.*	6	1,357
Akamai Technologies, Inc.*	3	183
Alliance Data Systems Corp.	29	4,352
Altair Engineering, Inc., Class A*	12	331
ANSYS, Inc.*	1	143
Appfolio, Inc., Class A*	45	2,665
Aspen Technology, Inc.*	53	4,356
Autodesk, Inc.*	2	257
Automatic Data Processing, Inc.†	9	1,180
Avaya Holdings Corp.*	119	1,733
Blackbaud, Inc.	82	5,158
Booz Allen Hamilton Holding Corp.†	128	5,769
Broadridge Financial Solutions, Inc.	3	289
Cadence Design Systems, Inc.*	3	130
Carbonite, Inc.(a) *	119	3,006
CDK Global, Inc.	113	5,410
CGI Group, Inc., Class A (Canada)*	6	367
Cision Ltd. (Cayman Islands)†*	400	4,680
Citrix Systems, Inc.	4	410
Cognizant Technology Solutions Corp., Class A†	75	4,761
CommVault Systems, Inc.*	76	4,491
Cornerstone OnDemand, Inc.*	15	756
Descartes Systems Group, Inc. (The) (Canada)*	83	2,196
DXC Technology Co.†	148	7,869
Endurance International Group Holdings, Inc.*	239	1,589
Euronet Worldwide, Inc.(a)*	13	1,331
Fair Isaac Corp.*	15	2,805
Fidelity National Information Services, Inc.	5	513
Fiserv, Inc.*	6	441
FleetCor Technologies, Inc.*	1	186
Fortinet, Inc.†*	104	7,325
Gartner, Inc.*	1	128
Global Payments, Inc.	2	206
Globant SA (Luxembourg)*	80	4,506
GoDaddy, Inc., Class A*	39	2,559

See accompanying Notes to the Quarterly Portfolio of Investments.

35

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Imperva, Inc.*	5	$278
International Business Machines Corp.†	477	54,221
Intuit, Inc.†	6	1,181
j2 Global, Inc.(a)	26	1,804
Jack Henry & Associates, Inc.	1	126
Leidos Holdings, Inc.	109	5,746
LogMeIn, Inc.	2	163
Manhattan Associates, Inc.*	78	3,305
Mastercard, Inc., Class A†	19	3,584
MAXIMUS, Inc.	65	4,231
Microsoft Corp.†	353	35,854
MicroStrategy, Inc., Class A*	3	383
Monotype Imaging Holdings, Inc.	195	3,026
NIC, Inc.	19	237
Nuance Communications, Inc.*	469	6,205
Open Text Corp. (Canada)	96	3,130
Oracle Corp.†	75	3,386
Paychex, Inc.†	8	521
Paycom Software, Inc.(a)*	39	4,776
PayPal Holdings, Inc.†*	617	51,884
Perficient, Inc.*	79	1,759
Progress Software Corp.	82	2,910
QAD, Inc., Class A	21	826
Qualys, Inc.†*	78	5,830
Red Hat, Inc.*	2	351
SailPoint Technologies Holding, Inc.*	10	235
salesforce.com, Inc.*	10	1,370
SPS Commerce, Inc.*	63	5,190
Sykes Enterprises, Inc.*	34	841
Symantec Corp.	11	208
Synopsys, Inc.*	1	84
Tableau Software, Inc., Class A*	32	3,840
Total System Services, Inc.	4	325
TTEC Holdings, Inc.	50	1,428
Tyler Technologies, Inc.*	25	4,646
Upland Software, Inc.*	25	680
Verint Systems, Inc.*	94	3,977
VeriSign, Inc.*	1	148
Visa, Inc., Class A†	43	5,673
VMware, Inc., Class A	33	4,525
Western Union Co. (The)	45	768

		320,575

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 10.5%
Amphenol Corp., Class A	7	$567
Apple, Inc.†	996	157,109
Arista Networks, Inc.*	1	211
ARRIS International PLC (United Kingdom)†*	150	4,586
Arrow Electronics, Inc.*	2	138
Avnet, Inc.	98	3,538
AVX Corp.	137	2,089
Badger Meter, Inc.	12	590
Belden, Inc.(a)	103	4,302
Casa Systems, Inc.(a)*	178	2,337
Ciena Corp.†*	71	2,408
Cisco Systems, Inc.†	89	3,856
Coherent, Inc.†(a)*	72	7,611
CommScope Holding Co., Inc.†*	441	7,228
Corning, Inc.†	412	12,446
Cray, Inc.(a) *	234	5,052
EchoStar Corp., Class A†*	187	6,867
Electro Scientific Industries, Inc.*	61	1,828
Electronics For Imaging, Inc.*	2	50
F5 Networks, Inc.*	1	162
FLIR Systems, Inc.	73	3,178
Hewlett Packard Enterprise Co.†	27	357
HP, Inc.†	830	16,982
InterDigital, Inc.	13	864
IPG Photonics Corp.(a)*	1	113
Itron, Inc.†*	148	6,999
Juniper Networks, Inc.	6	161
KEMET Corp.	78	1,368
Keysight Technologies, Inc.*	3	186
Lumentum Holdings, Inc.*	8	336
Motorola Solutions, Inc.†	86	9,893
MTS Systems Corp.	32	1,284
NCR Corp.(a)*	101	2,331
NetApp, Inc.(a)	5	298
Sanmina Corp.*	103	2,478
Seagate Technology PLC (Ireland)†	150	5,788
TE Connectivity Ltd. (Switzerland)†	181	13,689
Tech Data Corp.*	11	900
Ubiquiti Networks, Inc.(a)	7	696
Viavi Solutions, Inc.*	10	100
Vishay Intertechnology, Inc.	209	3,764
Western Digital Corp.†	153	5,656
Xerox Corp.	128	2,529

See accompanying Notes to the Quarterly Portfolio of Investments.

36

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Zebra Technologies Corp., Class A†*	30	$4,777

		307,702

Telecommunication Services — 4.2%
AT&T, Inc.†	113	3,225
BCE, Inc. (Canada)	73	2,886
CenturyLink, Inc.†	21	318
Cogent Communications Holdings, Inc.(a)	36	1,628
Globalstar, Inc.*	622	398
Intelsat SA (Luxembourg)*	118	2,524
Rogers Communications, Inc., Class B (Canada)†	70	3,588
United States Cellular Corp.*	112	5,821
Verizon Communications, Inc.†	1,734	97,485
Vonage Holdings Corp.*	666	5,814

		123,687

Transportation — 3.1%
Alaska Air Group, Inc.(a)	2	122
American Airlines Group, Inc.†	241	7,738
ArcBest Corp.(a)	111	3,803
CH Robinson Worldwide, Inc.	3	252
CSX Corp.†	404	25,100
Delta Air Lines, Inc.†	13	649
Echo Global Logistics, Inc.*	231	4,696
Expeditors International of Washington, Inc.†	4	272
FedEx Corp.†	6	968
Forward Air Corp.	18	987
Genesee & Wyoming, Inc., Class A*	29	2,147
Golden Ocean Group Ltd. (Bermuda)	128	788
Hub Group, Inc., Class A*	116	4,300
JB Hunt Transport Services, Inc.	3	279
JetBlue Airways Corp.†*	414	6,649
Kansas City Southern	2	191
Landstar System, Inc.†	64	6,123
Marten Transport Ltd.	18	291
Norfolk Southern Corp.†	6	897
Schneider National, Inc., Class B	319	5,956
Southwest Airlines Co.	11	511
Spirit Airlines, Inc.*	43	2,491
Union Pacific Corp.†	15	2,073
United Continental Holdings, Inc.†*	143	11,973
United Parcel Service, Inc., Class B	17	1,658

		90,914

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 1.6%
AES Corp.†	86	$1,244
Alliant Energy Corp.	3	127
Ameren Corp.	5	326
American Electric Power Co., Inc.	6	448
American Water Works Co., Inc.	2	182
CenterPoint Energy, Inc.	7	198
CMS Energy Corp.	4	199
Consolidated Edison, Inc.	4	306
Dominion Energy, Inc.	8	572
DTE Energy Co.	4	441
Duke Energy Corp.†	12	1,036
Edison International	4	227
Entergy Corp.	2	172
Evergy, Inc.	3	170
Eversource Energy	4	260
Exelon Corp.†	17	767
FirstEnergy Corp.†	211	7,923
NextEra Energy, Inc.	9	1,564
NiSource, Inc.	5	127
NRG Energy, Inc.†	159	6,296
PG&E Corp.*	9	214
Pinnacle West Capital Corp.	2	170
PPL Corp.(a)	10	283
Public Service Enterprise Group, Inc.	6	312
SCANA Corp.	2	96
Sempra Energy(a)	3	325
Southern Co. (The)†	540	23,717
WEC Energy Group, Inc.†	7	485
Xcel Energy, Inc.	6	296

		48,483

TOTAL COMMON STOCKS (Cost $4,217,241)		4,090,267

TOTAL LONG POSITIONS - 139.1%		4,090,267

(Cost $4,217,241)

SHORT POSITIONS — (40.0)%
COMMON STOCKS — (40.0)%
Automobiles & Components — (0.8)%
Adient PLC (Ireland)	(7)	(105)
American Axle & Manufacturing Holdings, Inc.*	(29)	(322)
Dorman Products, Inc.*	(81)	(7,292)
Fox Factory Holding Corp.*	(16)	(942)
Gentex Corp.	(112)	(2,264)

See accompanying Notes to the Quarterly Portfolio of Investments.

37

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Gentherm, Inc.*	(11)	$(440)
LCI Industries	(78)	(5,210)
Modine Manufacturing Co.*	(118)	(1,276)
Tesla, Inc.*	(7)	(2,330)
Visteon Corp.*	(52)	(3,135)
Winnebago Industries, Inc.	(16)	(387)

		(23,703)

Capital Goods — (5.2)%
AAON, Inc.	(171)	(5,995)
AAR Corp.	(170)	(6,348)
Actuant Corp., Class A	(31)	(651)
Advanced Drainage Systems, Inc.	(167)	(4,050)
Aegion Corp.*	(3)	(49)
American Woodmark Corp.*	(12)	(668)
Apogee Enterprises, Inc.	(144)	(4,298)
Argan, Inc.	(14)	(530)
Astec Industries, Inc.	(63)	(1,902)
Astronics Corp.*	(113)	(3,441)
Axon Enterprise, Inc.*	(2)	(88)
AZZ, Inc.	(3)	(121)
Beacon Roofing Supply, Inc.*	(73)	(2,316)
Blue Bird Corp.*	(105)	(1,910)
Briggs & Stratton Corp.	(137)	(1,792)
Builders FirstSource, Inc.*	(423)	(4,615)
BWX Technologies, Inc.	(53)	(2,026)
CIRCOR International, Inc.*	(122)	(2,599)
Construction Partners, Inc., Class A* .	(69)	(609)
CSW Industrials, Inc.*	(24)	(1,160)
Curtiss-Wright Corp.	(14)	(1,430)
Douglas Dynamics, Inc.	(85)	(3,051)
DXP Enterprises, Inc.*	(13)	(362)
Dycom Industries, Inc.*	(74)	(3,999)
Evoqua Water Technologies Corp.*	(380)	(3,648)
Foundation Building Materials, Inc.*	(81)	(673)
Gates Industrial Corp. PLC (United Kingdom)*	(222)	(2,939)
Gibraltar Industries, Inc.*	(22)	(783)
GMS, Inc.*	(359)	(5,335)
Granite Construction, Inc.	(34)	(1,370)
Griffon Corp.	(7)	(73)
Herc Holdings, Inc.*	(88)	(2,287)
Hyster-Yale Materials Handling, Inc.	(42)	(2,602)
John Bean Technologies Corp.	(62)	(4,452)
Lydall, Inc.*	(20)	(406)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
MasTec, Inc.*	(144)	$(5,841)
Maxar Technologies Ltd. (Canada)	(85)	(1,017)
Mercury Systems, Inc.*	(35)	(1,655)
Middleby Corp. (The)*	(23)	(2,363)
MRC Global, Inc.*	(356)	(4,354)
Navistar International Corp.*	(144)	(3,737)
NN, Inc.	(89)	(597)
Patrick Industries, Inc.*	(143)	(4,234)
PGT Innovations, Inc.*	(297)	(4,707)
Primoris Services Corp.	(173)	(3,309)
Proto Labs, Inc.*	(8)	(902)
RBC Bearings, Inc.*	(22)	(2,884)
REV Group, Inc.	(270)	(2,028)
SiteOne Landscape Supply, Inc.*	(21)	(1,161)
SPX Corp.*	(127)	(3,557)
SPX FLOW, Inc.*	(38)	(1,156)
Sun Hydraulics Corp.	(82)	(2,722)
Terex Corp.	(10)	(276)
Textainer Group Holdings Ltd. (Bermuda)*	(126)	(1,255)
Thermon Group Holdings, Inc.*	(82)	(1,663)
Titan International, Inc.	(138)	(643)
Toro Co. (The)	(79)	(4,415)
Tutor Perini Corp.*	(10)	(160)
Universal Forest Products, Inc.	(104)	(2,700)
USG Corp.	(168)	(7,167)
Vivint Solar, Inc.*	(454)	(1,730)
Wabtec Corp.	(13)	(913)
Welbilt, Inc.*	(290)	(3,222)
Willscot Corp.*	(432)	(4,069)
Woodward, Inc.	(2)	(149)

		(153,164)

Commercial & Professional Services — (1.6)%
ACCO Brands Corp.	(431)	(2,922)
ADT, Inc.	(323)	(1,941)
ASGN, Inc.*	(29)	(1,580)
Barrett Business Services, Inc.	(33)	(1,889)
Brady Corp., Class A	(7)	(304)
BrightView Holdings, Inc.*	(6)	(61)
Casella Waste Systems, Inc., Class A*	(81)	(2,308)
Cimpress NV (Netherlands)*	(65)	(6,722)
Civeo Corp. (Canada)*	(362)	(518)
CoStar Group, Inc.*	(1)	(337)

See accompanying Notes to the Quarterly Portfolio of Investments.

38

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Ennis, Inc.	(71)	$(1,367)
Forrester Research, Inc.	(14)	(626)
Healthcare Services Group, Inc.	(27)	(1,085)
Heritage-Crystal Clean, Inc.*	(43)	(989)
Herman Miller, Inc.	(61)	(1,845)
ICF International, Inc.	(79)	(5,118)
Interface, Inc.	(211)	(3,007)
Mistras Group, Inc.*	(5)	(72)
Multi-Color Corp.	(20)	(702)
Quad/Graphics, Inc.	(88)	(1,084)
Resources Connection, Inc.	(17)	(241)
Ritchie Bros Auctioneers, Inc. (Canada)	(23)	(753)
Steelcase, Inc., Class A	(87)	(1,290)
Team, Inc.*	(206)	(3,018)
TrueBlue, Inc.*	(176)	(3,916)
US Ecology, Inc.	(76)	(4,786)

		(48,481)

Consumer Durables & Apparel — (2.0)%
American Outdoor Brands Corp.*	(618)	(7,947)
Canada Goose Holdings, Inc. (Canada)*	(37)	(1,618)
Carter’s, Inc.	(5)	(408)
Columbia Sportswear Co.	(42)	(3,532)
Deckers Outdoor Corp.*	(35)	(4,478)
G-III Apparel Group Ltd.*	(215)	(5,996)
GoPro, Inc., Class A*	(1,416)	(6,004)
iRobot Corp.*	(21)	(1,759)
La-Z-Boy, Inc.	(40)	(1,108)
Marine Products Corp.	(38)	(643)
Polaris Industries, Inc.	(89)	(6,825)
Steven Madden Ltd.	(13)	(393)
Tempur Sealy International, Inc.*	(140)	(5,796)
TopBuild Corp.*	(136)	(6,120)
Vista Outdoor, Inc.*	(235)	(2,667)
Wolverine World Wide, Inc.	(108)	(3,444)

		(58,738)

Consumer Services — (2.3)%
Adtalem Global Education, Inc.*	(22)	(1,041)
Belmond Ltd., Class A (Bermuda)*	(84)	(2,102)
Bloomin’ Brands, Inc.	(40)	(716)
Chegg, Inc.*	(14)	(398)
Churchill Downs, Inc.	(17)	(4,147)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Cracker Barrel Old Country Store, Inc.	(4)	$(639)
Dave & Buster’s Entertainment, Inc.	(80)	(3,565)
Denny’s Corp.*	(18)	(292)
Domino’s Pizza, Inc.	(6)	(1,488)
El Pollo Loco Holdings, Inc.*	(189)	(2,867)
Fiesta Restaurant Group, Inc.*	(51)	(791)
frontdoor, Inc.*	(22)	(585)
Hyatt Hotels Corp., Class A	(38)	(2,569)
International Speedway Corp., Class A	(144)	(6,316)
Lindblad Expeditions Holdings, Inc.*	(64)	(861)
Monarch Casino & Resort, Inc.*	(47)	(1,793)
PlayAGS, Inc.*	(36)	(828)
Red Rock Resorts, Inc., Class A	(247)	(5,017)
Ruth’s Hospitality Group, Inc.	(119)	(2,705)
Service Corp. International	(92)	(3,704)
ServiceMaster Global Holdings, Inc.*	(92)	(3,380)
Shake Shack, Inc., Class A*	(141)	(6,404)
Six Flags Entertainment Corp.	(33)	(1,836)
Strategic Education, Inc.	(34)	(3,856)
Texas Roadhouse, Inc.	(25)	(1,492)
Vail Resorts, Inc.	(33)	(6,957)
Wingstop, Inc.	(37)	(2,375)

		(68,724)

Energy — (2.7)%
Archrock, Inc.	(126)	(944)
Cactus, Inc., Class A*	(3)	(82)
Core Laboratories NV (Netherlands)	(2)	(119)
DHT Holdings, Inc. (Marshall Islands)	(868)	(3,403)
Diamond Offshore Drilling, Inc.*	(269)	(2,539)
Dril-Quip, Inc.*	(98)	(2,943)
Ensco PLC, Class A (United Kingdom)	(943)	(3,357)
Exterran Corp.*	(121)	(2,142)
Forum Energy Technologies, Inc.*	(765)	(3,159)
Frank’s International NV (Netherlands)*	(649)	(3,388)
Green Plains, Inc.	(525)	(6,883)
KLX Energy Services Holdings, Inc.*	(23)	(539)
Mammoth Energy Services, Inc.	(88)	(1,582)
Newpark Resources, Inc.*	(359)	(2,466)
NexGen Energy Ltd. (Canada)*	(283)	(504)
Noble Corp. PLC (United Kingdom)*	(2,302)	(6,031)

See accompanying Notes to the Quarterly Portfolio of Investments.

39

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Oil States International, Inc.*	(32)	$(457)
Par Pacific Holdings, Inc.*	(228)	(3,233)
REX American Resources Corp.*	(9)	(613)
Rowan Cos. PLC, Class A (United Kingdom)*	(821)	(6,888)
Ship Finance International Ltd. (Bermuda)	(683)	(7,192)
Solaris Oilfield Infrastructure, Inc., Class A	(257)	(3,107)
Superior Energy Services, Inc.*	(570)	(1,910)
Targa Resources Corp.	(145)	(5,223)
Transocean Ltd. (Switzerland)*	(311)	(2,158)
Unit Corp.*	(250)	(3,570)
US Silica Holdings, Inc.	(427)	(4,347)

		(78,779)

Food & Staples Retailing — (0.5)%
Ingles Markets, Inc., Class A	(34)	(925)
Performance Food Group Co.*	(13)	(419)
PriceSmart, Inc.	(64)	(3,782)
Rite Aid Corp.*	(117)	(83)
Sprouts Farmers Market, Inc.*	(256)	(6,019)
United Natural Foods, Inc.*	(440)	(4,660)

		(15,888)

Food, Beverage & Tobacco — (1.4)%
Calavo Growers, Inc.	(48)	(3,502)
Cott Corp. (Canada)	(158)	(2,202)
Darling Ingredients, Inc.*	(359)	(6,907)
Farmer Brothers Co.*	(41)	(957)
Flowers Foods, Inc.	(98)	(1,810)
Freshpet, Inc.*	(114)	(3,666)
Hostess Brands, Inc.*	(54)	(591)
J&J Snack Foods Corp.	(13)	(1,880)
John B Sanfilippo & Son, Inc.	(2)	(111)
Lancaster Colony Corp.	(6)	(1,061)
MGP Ingredients, Inc.	(15)	(856)
Primo Water Corp.*	(235)	(3,292)
Sanderson Farms, Inc.	(88)	(8,738)
SunOpta, Inc. (Canada)*	(259)	(1,002)
Turning Point Brands, Inc.	(2)	(54)
Universal Corp.	(74)	(4,007)

		(40,636)

Health Care Equipment & Services — (3.6)%
Acadia Healthcare Co., Inc.*	(214)	(5,502)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Addus HomeCare Corp.*	(80)	$(5,430)
Allscripts Healthcare Solutions, Inc.*	(52)	(501)
Antares Pharma, Inc.*	(302)	(821)
AxoGen, Inc.*	(209)	(4,270)
BioScrip, Inc.*	(300)	(1,071)
BioTelemetry, Inc.*	(23)	(1,374)
Castlight Health, Inc., Class B*	(387)	(840)
Civitas Solutions, Inc.*	(9)	(158)
Cutera, Inc.*	(81)	(1,379)
Diplomat Pharmacy, Inc.*	(618)	(8,318)
Evolent Health, Inc., Class A*	(260)	(5,187)
Glaukos Corp.*	(32)	(1,797)
Hanger, Inc.*	(4)	(76)
Inspire Medical Systems, Inc.*	(138)	(5,830)
Insulet Corp.*	(73)	(5,790)
Invacare Corp.	(2)	(9)
iRhythm Technologies, Inc.*	(56)	(3,891)
Medidata Solutions, Inc.*	(7)	(472)
National HealthCare Corp.	(28)	(2,197)
National Research Corp.	(23)	(877)
Natus Medical, Inc.*	(4)	(136)
Neogen Corp.*	(13)	(741)
Neuronetics, Inc.*	(11)	(213)
Nevro Corp.*	(174)	(6,767)
NxStage Medical, Inc.*	(114)	(3,263)
OraSure Technologies, Inc.*	(230)	(2,686)
Owens & Minor, Inc.	(699)	(4,425)
PetIQ, Inc.*	(73)	(1,713)
Providence Service Corp. (The)*	(37)	(2,221)
RadNet, Inc.*	(160)	(1,627)
Senseonics Holdings, Inc.*	(1,814)	(4,698)
Sientra, Inc.*	(249)	(3,165)
Surgery Partners, Inc.*	(283)	(2,771)
Teladoc Health, Inc.*	(86)	(4,263)
US Physical Therapy, Inc.	(38)	(3,889)
ViewRay, Inc.*	(991)	(6,015)
Vocera Communications, Inc.*	(46)	(1,810)

		(106,193)

Household & Personal Products — (0.3)%
Central Garden & Pet Co., Class A*	(164)	(5,125)
Energizer Holdings, Inc.	(29)	(1,309)
Inter Parfums, Inc.	(10)	(656)
Spectrum Brands Holdings, Inc.	(13)	(549)

See accompanying Notes to the Quarterly Portfolio of Investments.

40

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
WD-40 Co.	(7)	$(1,283)

		(8,922)

Materials — (2.9)%
American Vanguard Corp.	(63)	(957)
AptarGroup, Inc.	(64)	(6,020)
Balchem Corp.	(14)	(1,097)
Boise Cascade Co.	(162)	(3,864)
Cabot Corp.	(149)	(6,398)
Chase Corp.	(17)	(1,701)
Ferro Corp.*	(200)	(3,136)
Forterra, Inc.*	(26)	(98)
GCP Applied Technologies, Inc.*	(215)	(5,278)
Graphic Packaging Holding Co.	(508)	(5,405)
Huntsman Corp.	(222)	(4,282)
Innophos Holdings, Inc.	(69)	(1,693)
Innospec, Inc.	(63)	(3,891)
Koppers Holdings, Inc.*	(172)	(2,931)
Minerals Technologies, Inc.	(28)	(1,438)
Myers Industries, Inc.	(32)	(484)
Olin Corp.	(101)	(2,031)
PH Glatfelter Co.	(229)	(2,235)
Platform Specialty Products Corp.*	(29)	(300)
PQ Group Holdings, Inc.*	(82)	(1,214)
Sensient Technologies Corp.	(122)	(6,814)
Silgan Holdings, Inc.	(277)	(6,543)
Summit Materials, Inc., Class A*	(161)	(1,996)
Tronox Ltd., Class A (Australia)	(82)	(638)
Valvoline, Inc.	(268)	(5,186)
Venator Materials PLC (United Kingdom)*	(890)	(3,729)
WR Grace & Co.	(106)	(6,880)

		(86,239)

Media & Entertainment — (2.4)%
Altice USA, Inc., Class A	(62)	(1,024)
AMC Entertainment Holdings, Inc., Class A	(316)	(3,880)
Boston Omaha Corp., Class A*	(42)	(983)
Cable One, Inc.	(4)	(3,280)
Care.com, Inc.*	(152)	(2,935)
Cargurus, Inc.*	(35)	(1,181)
Clear Channel Outdoor Holdings, Inc., Class A	(71)	(368)
comScore, Inc.*	(140)	(2,020)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Entercom Communications Corp., Class A	(499)	$(2,849)
EW Scripps Co. (The), Class A	(110)	(1,730)
Hemisphere Media Group, Inc.*	(19)	(231)
Lions Gate Entertainment Corp., Class B (Canada)	(177)	(2,634)
Madison Square Garden Co. (The), Class A*	(20)	(5,354)
New York Times Co. (The), Class A	(45)	(1,003)
Nexstar Media Group, Inc., Class A	(52)	(4,089)
Pandora Media, Inc.*	(439)	(3,551)
Scholastic Corp.	(34)	(1,369)
Shaw Communications, Inc., Class B (Canada)	(137)	(2,478)
Sinclair Broadcast Group, Inc., Class A	(223)	(5,874)
Snap, Inc., Class A*	(1,298)	(7,152)
Tribune Publishing Co.*	(130)	(1,474)
TrueCar, Inc.*	(482)	(4,367)
WideOpenWest, Inc.*	(267)	(1,904)
World Wrestling Entertainment, Inc., Class A	(19)	(1,420)
Yelp, Inc.*	(100)	(3,499)
Zillow Group, Inc., Class C*	(100)	(3,158)

		(69,807)

Pharmaceuticals, Biotechnology & Life Sciences — (1.3)%
Accelerate Diagnostics, Inc.*	(317)	(3,646)
Achillion Pharmaceuticals, Inc.*	(28)	(44)
Alder Biopharmaceuticals, Inc.*	(91)	(933)
Apellis Pharmaceuticals, Inc.*	(1)	(13)
Audentes Therapeutics, Inc.*	(40)	(853)
Cambrex Corp.*	(205)	(7,741)
Cara Therapeutics, Inc.*	(22)	(286)
Codexis, Inc.*	(81)	(1,353)
Coherus Biosciences, Inc.*	(33)	(299)
Cymabay Therapeutics, Inc.*	(69)	(543)
Dova Pharmaceuticals, Inc.*	(99)	(750)
Dynavax Technologies Corp.*	(1)	(9)
Epizyme, Inc.*	(92)	(567)
Flexion Therapeutics, Inc.*	(84)	(951)
ImmunoGen, Inc.*	(17)	(82)
Insmed, Inc.*	(56)	(735)
Intellia Therapeutics, Inc.*	(6)	(82)
Intra-Cellular Therapies, Inc.*	(154)	(1,754)

See accompanying Notes to the Quarterly Portfolio of Investments.

41

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Intrexon Corp.*	(28)	$(183)
Karyopharm Therapeutics, Inc.*	(13)	(122)
La Jolla Pharmaceutical Co.*	(46)	(434)
Luminex Corp.	(180)	(4,160)
NanoString Technologies, Inc.*	(54)	(801)
NeoGenomics, Inc.*	(10)	(126)
Odonate Therapeutics, Inc.*	(1)	(14)
Omeros Corp.*	(140)	(1,560)
Optinose, Inc.*	(53)	(329)
Pacific Biosciences of California, Inc.*	(757)	(5,602)
Portola Pharmaceuticals, Inc.*	(38)	(742)
Revance Therapeutics, Inc.*	(37)	(745)
Rigel Pharmaceuticals, Inc.*	(391)	(899)
Sorrento Therapeutics, Inc.*	(54)	(130)
TG Therapeutics, Inc.*	(148)	(607)
TherapeuticsMD, Inc.*	(78)	(297)
Zogenix, Inc.*	(14)	(510)

		(37,902)

Retailing — (2.7)%
1-800-Flowers.com, Inc., Class A*	(194)	(2,373)
Abercrombie & Fitch Co., Class A	(438)	(8,782)
At Home Group, Inc.*	(265)	(4,945)
Barnes & Noble, Inc.	(168)	(1,191)
Big Lots, Inc.	(174)	(5,032)
Boot Barn Holdings, Inc.*	(76)	(1,294)
Buckle, Inc. (The)	(19)	(367)
Burlington Stores, Inc.*	(7)	(1,139)
Caleres, Inc.	(278)	(7,737)
Carvana Co.*	(139)	(4,547)
Chico’s FAS, Inc.	(488)	(2,743)
Children’s Place, Inc. (The)	(44)	(3,964)
DSW, Inc., Class A	(88)	(2,174)
Express, Inc.*	(179)	(915)
Five Below, Inc.*	(36)	(3,683)
Funko, Inc., Class A*	(69)	(907)
Genesco, Inc.*	(3)	(133)
Guess?, Inc.	(118)	(2,451)
Lands’ End, Inc.*	(44)	(625)
Monro, Inc.	(43)	(2,956)
National Vision Holdings, Inc.*	(158)	(4,451)
Overstock.com, Inc.*	(229)	(3,110)
Party City Holdco, Inc.*	(542)	(5,409)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Quotient Technology, Inc.*	(163)	$(1,741)
Shutterfly, Inc.*	(54)	(2,174)
Stitch Fix, Inc., Class A*	(39)	(666)
Wayfair, Inc., Class A*	(6)	(540)
Williams-Sonoma, Inc.	(66)	(3,330)

		(79,379)

Semiconductors & Semiconductor Equipment — (1.8)%
Ambarella, Inc. (Cayman Islands)*	(152)	(5,317)
Amkor Technology, Inc.*	(135)	(886)
Brooks Automation, Inc.	(184)	(4,817)
CEVA, Inc.*	(83)	(1,833)
Entegris, Inc.	(74)	(2,064)
First Solar, Inc.*	(44)	(1,868)
FormFactor, Inc.*	(396)	(5,580)
Inphi Corp.*	(139)	(4,469)
MACOM Technology Solutions Holdings, Inc.*	(33)	(479)
Marvell Technology Group Ltd. (Bermuda)	(362)	(5,861)
Rambus, Inc.*	(621)	(4,763)
Rudolph Technologies, Inc.*	(8)	(164)
Synaptics, Inc.*	(209)	(7,777)
Teradyne, Inc.	(7)	(220)
Veeco Instruments, Inc.*	(98)	(726)
Xperi Corp.	(272)	(5,002)

		(51,826)

Software & Services — (3.9)%
2U, Inc.*	(28)	(1,392)
8x8, Inc.*	(128)	(2,309)
Appian Corp.*	(25)	(668)
Avalara, Inc.*	(81)	(2,523)
Black Knight, Inc.*	(118)	(5,317)
BlackBerry Ltd. (Canada)*	(676)	(4,806)
Box, Inc., Class A*	(334)	(5,638)
CACI International, Inc., Class A*	(18)	(2,593)
Carbon Black, Inc.*	(303)	(4,066)
Cloudera, Inc.*	(320)	(3,539)
CSG Systems International, Inc.	(16)	(508)
DocuSign, Inc.*	(68)	(2,725)
Domo, Inc., Class B*	(36)	(707)
Ellie Mae, Inc.*	(62)	(3,895)
Everi Holdings, Inc.*	(292)	(1,504)
Exela Technologies, Inc.*	(133)	(517)
FireEye, Inc.*	(278)	(4,506)

See accompanying Notes to the Quarterly Portfolio of Investments.

42

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
First Data Corp., Class A*	(71)	$(1,201)
ForeScout Technologies, Inc.*	(156)	(4,054)
Hackett Group, Inc. (The)	(91)	(1,457)
Hortonworks, Inc.*	(235)	(3,389)
Instructure, Inc.*	(43)	(1,613)
LiveRamp Holdings, Inc.*	(102)	(3,940)
MINDBODY, Inc., Class A*	(37)	(1,347)
MobileIron, Inc.*	(35)	(161)
Model N, Inc.*	(16)	(212)
Nutanix, Inc., Class A*	(39)	(1,622)
OneSpan, Inc.*	(196)	(2,538)
Pegasystems, Inc.	(59)	(2,822)
Perspecta, Inc.	(208)	(3,582)
Pivotal Software, Inc., Class A*	(120)	(1,962)
Presidio, Inc.	(29)	(378)
PROS Holdings, Inc.*	(54)	(1,696)
Sabre Corp.	(70)	(1,515)
Science Applications International Corp.	(12)	(764)
Shopify, Inc., Class A (Canada)*	(13)	(1,800)
Smartsheet, Inc., Class A*	(69)	(1,715)
Square, Inc., Class A*	(46)	(2,580)
Switch, Inc., Class A	(890)	(6,230)
Tenable Holdings, Inc.*	(89)	(1,975)
TiVo Corp.	(294)	(2,767)
Travelport Worldwide Ltd. (Bermuda)	(414)	(6,467)
Tucows, Inc., Class A*	(16)	(961)
Worldpay, Inc., Class A*	(85)	(6,497)
Yext, Inc.*	(37)	(549)
Zuora, Inc., Class A*	(111)	(2,014)

		(115,021)

Technology Hardware & Equipment — (2.5)%
3D Systems Corp.*	(135)	(1,373)
ADTRAN, Inc.	(182)	(1,955)
Benchmark Electronics, Inc.	(311)	(6,587)
CalAmp Corp.*	(153)	(1,991)
Celestica, Inc. (Canada)*	(121)	(1,061)
Cognex Corp.	(58)	(2,243)
Comtech Telecommunications Corp.	(76)	(1,850)
Control4 Corp.*	(48)	(845)
Dolby Laboratories, Inc., Class A	(37)	(2,288)
ePlus, Inc.*	(55)	(3,914)
FARO Technologies, Inc.*	(56)	(2,276)
Finisar Corp.*	(6)	(130)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Fitbit, Inc., Class A*	(752)	$(3,737)
II-VI, Inc.*	(46)	(1,493)
Infinera Corp.*	(1,116)	(4,453)
Methode Electronics, Inc.	(37)	(862)
NetScout Systems, Inc.*	(289)	(6,829)
nLight, Inc.*	(123)	(2,187)
OSI Systems, Inc.*	(57)	(4,178)
Plexus Corp.*	(40)	(2,043)
Ribbon Communications, Inc.*	(187)	(901)
Rogers Corp.*	(33)	(3,269)
Sierra Wireless, Inc. (Canada)*	(136)	(1,826)
Stratasys Ltd. (Israel)*	(332)	(5,979)
SYNNEX Corp.	(24)	(1,940)
TTM Technologies, Inc.*	(523)	(5,089)
ViaSat, Inc.*	(30)	(1,768)

		(73,067)

Telecommunication Services — (0.8)%
ATN International, Inc.	(42)	(3,004)
Boingo Wireless, Inc.*	(345)	(7,097)
Cincinnati Bell, Inc.*	(309)	(2,404)
Consolidated Communications Holdings, Inc.	(114)	(1,126)
Gogo, Inc.*	(309)	(924)
Iridium Communications, Inc.*	(90)	(1,660)
ORBCOMM, Inc.*	(155)	(1,280)
pdvWireless, Inc.*	(42)	(1,570)
Sprint Corp.*	(624)	(3,632)
Zayo Group Holdings, Inc.*	(6)	(137)

		(22,834)

Transportation — (1.3)%
Air Transport Services Group, Inc.*	(221)	(5,041)
Atlas Air Worldwide Holdings, Inc.*	(120)	(5,063)
Canadian Pacific Railway Ltd. (Canada)	(23)	(4,085)
Matson, Inc.	(74)	(2,369)
Ryder System, Inc.	(120)	(5,778)
Saia, Inc.*	(28)	(1,563)
SkyWest, Inc.	(149)	(6,626)
US Xpress Enterprises, Inc.*	(68)	(381)
Werner Enterprises, Inc.	(229)	(6,765)

		(37,671)

TOTAL COMMON STOCK (Proceeds $1,575,869)		(1,176,974)

See accompanying Notes to the Quarterly Portfolio of Investments.

43

GOTHAM ENHANCED INDEX PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

Value
TOTAL SECURITIES SOLD SHORT - (40.0)%	$(1,176,974)

(Proceeds $1,575,869)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%	27,884

NET ASSETS - 100.0%	$2,941,177

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $218,494.
(b)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

44

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Automobiles & Components — 0.9%
Aptiv PLC (Jersey)	6	$369
BorgWarner, Inc.	116	4,030
Ford Motor Co.	2,204	16,861
General Motors Co.	28	937
Goodyear Tire & Rubber Co. (The)	130	2,653
Harley-Davidson, Inc.	91	3,105

		27,955

Banks — 0.6%
Bank of America Corp.	142	3,499
BB&T Corp.	12	520
Citigroup, Inc.	34	1,770
Citizens Financial Group, Inc.	9	268
Comerica, Inc.	3	206
Fifth Third Bancorp	10	235
Huntington Bancshares, Inc.	20	238
JPMorgan Chase & Co.	68	6,638
KeyCorp.	15	222
M&T Bank Corp.	2	286
People’s United Financial, Inc.	5	72
PNC Financial Services Group, Inc. (The)	7	818
Regions Financial Corp.	17	227
SunTrust Banks, Inc.	7	353
SVB Financial Group*	1	190
US Bancorp	24	1,097
Wells Fargo & Co.	71	3,272
Zions Bancorp NA	3	122

		20,033

Capital Goods — 12.6%
3M Co.	278	52,970
A.O. Smith Corp.	95	4,056
Allegion PLC (Ireland)	2	159
AMETEK, Inc.	5	338
Arconic, Inc.	268	4,518
Boeing Co. (The)	12	3,870
Caterpillar, Inc.	13	1,652
Cummins, Inc.	89	11,894
Deere & Co.	5	746
Dover Corp.	82	5,818
Eaton Corp. PLC (Ireland)	241	16,547
Emerson Electric Co.	349	20,853
Fastenal Co.	6	314
Flowserve Corp.	2	76
Fluor Corp.	78	2,512

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	50	$3,383
Fortune Brands Home & Security, Inc.	79	3,001
General Dynamics Corp.	6	943
General Electric Co.	124	939
Harris Corp.	2	269
Honeywell International, Inc.	411	54,301
Huntington Ingalls Industries, Inc.	24	4,567
Illinois Tool Works, Inc.	184	23,311
Ingersoll-Rand PLC (Ireland)	137	12,499
Jacobs Engineering Group, Inc.	79	4,618
Johnson Controls International PLC (Ireland)	513	15,210
L3 Technologies, Inc.	2	347
Lockheed Martin Corp.	158	41,371
Masco Corp.	168	4,912
Northrop Grumman Corp.	3	735
PACCAR, Inc.	5	286
Parker-Hannifin Corp.	74	11,036
Pentair PLC (Ireland)	97	3,665
Quanta Services, Inc.	3	90
Raytheon Co.	158	24,229
Rockwell Automation, Inc.	2	301
Roper Technologies, Inc.	1	267
Snap-on, Inc.	32	4,649
Stanley Black & Decker, Inc.	4	479
Textron, Inc.	4	184
TransDigm Group, Inc.*	2	680
United Rentals, Inc.*	2	205
United Technologies Corp.	444	47,277
WW Grainger, Inc.	2	565
Xylem, Inc.	3	200

		390,842

Commercial & Professional Services — 0.4%
Cintas Corp.	2	336
Copart, Inc.*	4	191
Equifax, Inc.	2	186
IHS Markit Ltd. (Bermuda)*	6	288
Nielsen Holdings PLC (United Kingdom)	197	4,596
Republic Services, Inc.	6	433
Robert Half International, Inc.	68	3,890
Rollins, Inc.	6	217
Verisk Analytics, Inc.*	3	327

See accompanying Notes to the Quarterly Portfolio of Investments.

45

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Management, Inc.	8	$712

		11,176

Consumer Durables & Apparel — 0.9%
Capri Holdings Ltd. (British Virgin Islands)*	4	152
DR Horton, Inc.	6	208
Garmin Ltd. (Switzerland)	105	6,649
Hanesbrands, Inc.	200	2,506
Hasbro, Inc.	3	244
Leggett & Platt, Inc.	3	108
Lennar Corp., Class A	46	1,801
Mattel, Inc.*	6	60
Mohawk Industries, Inc.*	42	4,912
Newell Brands, Inc.	259	4,815
NIKE, Inc., Class B	32	2,372
PulteGroup, Inc.	5	130
PVH Corp.	2	186
Ralph Lauren Corp.	2	207
Tapestry, Inc.	6	202
Under Armour, Inc., Class C*	8	129
VF Corp.	8	571
Whirlpool Corp.	36	3,847

		29,099

Consumer Services — 1.2%
Carnival Corp. (Panama)	383	18,882
Chipotle Mexican Grill, Inc.*	2	864
Darden Restaurants, Inc.	2	200
H&R Block, Inc.	28	710
Hilton Worldwide Holdings, Inc.	6	431
Marriott International, Inc., Class A	8	868
McDonald’s Corp.	16	2,841
MGM Resorts International	8	194
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	3	127
Royal Caribbean Cruises Ltd. (Liberia)	5	489
Starbucks Corp.	19	1,224
Wynn Resorts Ltd.	2	198
Yum! Brands, Inc.	123	11,306

		38,334

Diversified Financials — 6.1%
Affiliated Managers Group, Inc.	30	2,923
American Express Co.	12	1,144

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Ameriprise Financial, Inc.	2	$209
Bank of New York Mellon Corp. (The)	14	659
Berkshire Hathaway, Inc., Class B*	338	69,013
BlackRock, Inc.	89	34,961
Capital One Financial Corp.	7	529
Cboe Global Markets, Inc.	2	196
Charles Schwab Corp. (The)	19	789
CME Group, Inc.	7	1,317
Discover Financial Services	6	354
E*TRADE Financial Corp.	4	176
Franklin Resources, Inc.	294	8,720
Goldman Sachs Group, Inc. (The)	211	35,248
Intercontinental Exchange, Inc.	12	904
Invesco Ltd. (Bermuda)	228	3,817
Jefferies Financial Group, Inc.	29	503
Moody’s Corp.	4	560
Morgan Stanley	26	1,031
MSCI, Inc.	2	295
Nasdaq, Inc.	3	245
Northern Trust Corp.	3	251
Raymond James Financial, Inc.	2	149
S&P Global, Inc.	5	850
State Street Corp.	210	13,245
Synchrony Financial	14	328
T Rowe Price Group, Inc.	135	12,463

		190,879

Energy — 7.4%
Anadarko Petroleum Corp.	10	438
Apache Corp.	7	184
Cabot Oil & Gas Corp.	8	179
Chevron Corp.	323	35,139
Cimarex Energy Co.	1	62
Concho Resources, Inc.*	2	206
ConocoPhillips	651	40,590
Devon Energy Corp.	286	6,446
Diamondback Energy, Inc.	1	93
EOG Resources, Inc.	8	698
Exxon Mobil Corp.	676	46,096
Halliburton Co.	315	8,373
Helmerich & Payne, Inc.	1	48
Hess Corp.	7	283
HollyFrontier Corp.	97	4,959
Kinder Morgan, Inc.	1,254	19,287
Marathon Oil Corp.	17	244

See accompanying Notes to the Quarterly Portfolio of Investments.

46

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.	10	$590
National Oilwell Varco, Inc.	212	5,448
Newfield Exploration Co.*	3	44
Noble Energy, Inc.	9	169
Occidental Petroleum Corp.	418	25,657
ONEOK, Inc.	5	270
Phillips 66	260	22,399
Pioneer Natural Resources Co.	2	263
Schlumberger Ltd. (Curacao)	27	974
TechnipFMC PLC (United Kingdom)	9	176
Valero Energy Corp.	134	10,046
Williams Cos., Inc. (The)	17	375

		229,736

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	6	1,222
Kroger Co. (The)	17	467
Sysco Corp.	289	18,109
Walgreens Boots Alliance, Inc.	119	8,131
Walmart, Inc.	981	91,380

		119,309

Food, Beverage & Tobacco — 7.8%
Altria Group, Inc.	1,042	51,464
Archer-Daniels-Midland Co.	314	12,865
Brown-Forman Corp., Class B	7	333
Campbell Soup Co.	5	165
Coca-Cola Co. (The)	83	3,930
Conagra Brands, Inc.	10	214
Constellation Brands, Inc., Class A	105	16,886
General Mills, Inc.	331	12,889
Hershey Co. (The)	5	536
Hormel Foods Corp.	10	427
JM Smucker Co. (The)	3	280
Kellogg Co.	7	399
Kraft Heinz Co. (The)	676	29,095
Lamb Weston Holdings, Inc.	3	221
McCormick & Co., Inc., non-voting shares	2	278
Molson Coors Brewing Co., Class B	120	6,739
Mondelez International, Inc., Class A	27	1,081
Monster Beverage Corp.*	8	394
PepsiCo, Inc.	318	35,133
Philip Morris International, Inc.	862	57,547

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	203	$10,840

		241,716

Health Care Equipment & Services — 3.8%
Abbott Laboratories	34	2,459
ABIOMED, Inc.*	1	325
Align Technology, Inc.*	1	209
AmerisourceBergen Corp.	4	298
Anthem, Inc.	6	1,576
Baxter International, Inc.	10	658
Becton Dickinson and Co.	4	901
Boston Scientific Corp.*	22	777
Cardinal Health, Inc.	38	1,695
Centene Corp.*	5	576
Cerner Corp.*	5	262
Cigna Corp.	170	32,286
Cooper Cos., Inc. (The)	1	254
CVS Health Corp.	20	1,310
Danaher Corp.	97	10,003
DaVita, Inc.*	30	1,544
DENTSPLY SIRONA, Inc.	3	112
Edwards Lifesciences Corp.*	3	460
HCA Healthcare, Inc.	81	10,080
Henry Schein, Inc.*	3	236
Hologic, Inc.*	4	164
Humana, Inc.	77	22,059
IDEXX Laboratories, Inc.*	1	186
Intuitive Surgical, Inc.*	3	1,437
Laboratory Corp. of America Holdings*	57	7,203
McKesson Corp.	4	442
Medtronic PLC (Ireland)	28	2,547
Quest Diagnostics, Inc.	76	6,329
ResMed, Inc.	2	228
Stryker Corp.	5	784
UnitedHealth Group, Inc.	20	4,982
Universal Health Services, Inc., Class B	1	117
Varian Medical Systems, Inc.*	2	227
WellCare Health Plans, Inc.*	27	6,374
Zimmer Biomet Holdings, Inc.	4	415

		119,515

Household & Personal Products — 2.8%
Church & Dwight Co., Inc.	8	526
Clorox Co. (The)	2	308

See accompanying Notes to the Quarterly Portfolio of Investments.

47

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Colgate-Palmolive Co.	380	$22,618
Coty, Inc., Class A	11	72
Estee Lauder Cos., Inc. (The), Class A	8	1,041
Kimberly-Clark Corp.	8	912
Procter & Gamble Co. (The)	656	60,300

		85,777

Insurance — 1.5%
Aflac, Inc.	11	501
Allstate Corp. (The)	5	413
American International Group, Inc.	14	552
Aon PLC (United Kingdom)	5	727
Arthur J Gallagher & Co.	4	295
Assurant, Inc.	1	89
Brighthouse Financial, Inc.*	2	61
Chubb Ltd. (Switzerland)	7	904
Cincinnati Financial Corp.	3	232
Everest Re Group Ltd. (Bermuda)	1	218
Hartford Financial Services Group, Inc. (The)	188	8,357
Lincoln National Corp.	3	154
Loews Corp.	6	273
Marsh & McLennan Cos., Inc.	280	22,330
MetLife, Inc.	14	575
Principal Financial Group, Inc.	4	177
Progressive Corp. (The)	167	10,075
Prudential Financial, Inc.	7	571
Torchmark Corp.	2	149
Travelers Cos., Inc. (The)	4	479
Unum Group	4	118
Willis Towers Watson PLC (Ireland)	2	304

		47,554

Materials — 3.9%
Air Products & Chemicals, Inc.	5	800
Albemarle Corp.	3	231
Avery Dennison Corp.	49	4,402
Ball Corp.	7	322
Celanese Corp.	75	6,748
CF Industries Holdings, Inc.	4	174
DowDuPont, Inc.	599	32,035
Eastman Chemical Co.	78	5,703
Ecolab, Inc.	6	884
FMC Corp.	75	5,547
Freeport-McMoRan, Inc.	804	8,289

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	1	$134
International Paper Co.	225	9,081
Linde PLC (Ireland)	6	936
LyondellBasell Industries NV, Class A (Netherlands)	215	17,879
Martin Marietta Materials, Inc.	1	172
Mosaic Co. (The)	214	6,251
Newmont Mining Corp.	10	346
Nucor Corp.	174	9,015
Packaging Corp. of America	53	4,423
PPG Industries, Inc.	4	409
Sealed Air Corp.	4	139
Sherwin-Williams Co. (The)	1	393
Vulcan Materials Co.	1	99
Westrock Co.	141	5,324

		119,736

Media & Entertainment — 6.0%
Activision Blizzard, Inc.	11	512
Alphabet, Inc., Class A*	89	93,001
CBS Corp., Class B, non-voting shares	7	306
Charter Communications, Inc., Class A*	4	1,140
Comcast Corp., Class A	92	3,133
Discovery, Inc., Class A*	15	371
DISH Network Corp., Class A*	65	1,623
Electronic Arts, Inc.*	6	473
Facebook, Inc., Class A*	345	45,226
Interpublic Group of Cos., Inc. (The)	7	144
Netflix, Inc.*	6	1,606
News Corp., Class A	325	3,689
Omnicom Group, Inc.	4	293
Take-Two Interactive Software, Inc.*	1	103
TripAdvisor, Inc.*	2	108
Twenty-First Century Fox, Inc., Class A	39	1,877
Twitter, Inc.*	11	316
Viacom, Inc., Class B	153	3,932
Walt Disney Co. (The)	251	27,522

		185,375

Pharmaceuticals, Biotechnology & Life Sciences — 9.1%
AbbVie, Inc.	178	16,410
Agilent Technologies, Inc.	5	337

See accompanying Notes to the Quarterly Portfolio of Investments.

48

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Alexion Pharmaceuticals, Inc.*	3	$292
Allergan PLC (Ireland)	6	802
Amgen, Inc.	13	2,531
Biogen, Inc.*	103	30,995
Bristol-Myers Squibb Co.	33	1,715
Celgene Corp.*	388	24,867
Eli Lilly & Co.	587	67,928
Gilead Sciences, Inc.	211	13,198
Illumina, Inc.*	2	600
Incyte Corp.*	3	191
IQVIA Holdings, Inc.*	3	349
Johnson & Johnson	607	78,333
Merck & Co., Inc.	389	29,723
Mettler-Toledo International, Inc.*	1	566
Mylan NV (Netherlands)*	9	247
Nektar Therapeutics*	92	3,024
PerkinElmer, Inc.	2	157
Perrigo Co. PLC (Ireland)	3	116
Pfizer, Inc.	118	5,151
Regeneron Pharmaceuticals, Inc.*	2	747
Thermo Fisher Scientific, Inc.	5	1,119
Vertex Pharmaceuticals, Inc.*	3	497
Waters Corp.*	2	377
Zoetis, Inc.	10	855

		281,127

Real Estate — 0.9%
Alexandria Real Estate Equities, Inc., REIT	2	230
American Tower Corp., REIT	6	949
Apartment Investment & Management, Class A, REIT	3	132
AvalonBay Communities, Inc., REIT	2	348
Boston Properties, Inc., REIT	2	225
CBRE Group, Inc., Class A*	6	240
Crown Castle International Corp., REIT	5	543
Digital Realty Trust, Inc., REIT	4	426
Duke Realty Corp., REIT	5	129
Equinix, Inc., REIT	1	353
Equity Residential, REIT	6	396
Essex Property Trust, Inc., REIT	2	490
Extra Space Storage, Inc., REIT	3	271

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Federal Realty Investment Trust, REIT	2	$236
HCP, Inc., REIT	7	196
Host Hotels & Resorts, Inc., REIT	14	233
Iron Mountain, Inc., REIT	5	162
Kimco Realty Corp., REIT	6	88
Macerich Co. (The), REIT	3	130
Mid-America Apartment Communities, Inc., REIT	2	191
Prologis, Inc., REIT	9	528
Public Storage, REIT	3	607
Realty Income Corp., REIT	164	10,339
Regency Centers Corp., REIT	4	235
SBA Communications Corp., REIT*	1	162
Simon Property Group, Inc., REIT	6	1,008
SL Green Realty Corp., REIT	2	158
UDR, Inc., REIT	4	158
Ventas, Inc., REIT	5	293
Vornado Realty Trust, REIT	3	186
Welltower, Inc., REIT	6	416
Weyerhaeuser Co., REIT	416	9,094

		29,152

Retailing — 5.7%
Advance Auto Parts, Inc.	41	6,456
Amazon.com, Inc.*	62	93,122
AutoZone, Inc.*	2	1,677
Best Buy Co., Inc.	6	318
Booking Holdings, Inc.*	1	1,722
CarMax, Inc.*	4	251
Dollar General Corp.	29	3,134
Dollar Tree, Inc.*	5	452
eBay, Inc.*	534	14,989
Expedia Group, Inc.	2	225
Foot Locker, Inc.	65	3,458
Gap, Inc. (The)	7	180
Genuine Parts Co.	82	7,874
Home Depot, Inc. (The)	24	4,124
Kohl’s Corp.	86	5,705
L Brands, Inc.	6	154
LKQ Corp.*	6	142
Lowe’s Cos., Inc.	17	1,570
Macy’s, Inc.	6	179
Nordstrom, Inc.	3	140
O’Reilly Automotive, Inc.*	2	689

See accompanying Notes to the Quarterly Portfolio of Investments.

49

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ross Stores, Inc.	8	$666
Target Corp.	11	727
Tiffany & Co.	3	242
TJX Cos., Inc. (The)	598	26,755
Tractor Supply Co.	3	250
Ulta Beauty, Inc.*	2	490

		175,691

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.*	20	369
Analog Devices, Inc.	8	687
Applied Materials, Inc.	535	17,516
Broadcom, Inc.	5	1,271
Intel Corp.	94	4,411
KLA-Tencor Corp.	85	7,607
Lam Research Corp.	89	12,119
Maxim Integrated Products, Inc.	3	153
Microchip Technology, Inc.	3	216
Micron Technology, Inc.*	674	21,386
NVIDIA Corp.	8	1,068
Qorvo, Inc.*	2	121
QUALCOMM, Inc.	26	1,480
Skyworks Solutions, Inc.	3	201
Texas Instruments, Inc.	21	1,984
Xilinx, Inc.	4	341

		70,930

Software & Services — 6.5%
Accenture PLC, Class A (Ireland)	60	8,461
Adobe, Inc.*	7	1,584
Akamai Technologies, Inc.*	3	183
Alliance Data Systems Corp.	31	4,652
ANSYS, Inc.*	2	286
Autodesk, Inc.*	3	386
Automatic Data Processing, Inc.	10	1,311
Broadridge Financial Solutions, Inc.	3	289
Cadence Design Systems, Inc.*	4	174
Citrix Systems, Inc.	2	205
Cognizant Technology Solutions Corp., Class A	81	5,142
DXC Technology Co.	156	8,295
Fidelity National Information Services, Inc.	6	615
Fiserv, Inc.*	6	441
FleetCor Technologies, Inc.*	1	186
Fortinet, Inc.*	2	141

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gartner, Inc.*	1	$128
Global Payments, Inc.	2	206
International Business Machines Corp.	504	57,290
Intuit, Inc.	6	1,181
Jack Henry & Associates, Inc.	1	127
Mastercard, Inc., Class A	16	3,018
Microsoft Corp.	394	40,019
Oracle Corp.	79	3,567
Paychex, Inc.	8	521
PayPal Holdings, Inc.*	652	54,827
Red Hat, Inc.*	2	351
salesforce.com, Inc.*	10	1,370
Symantec Corp.	11	208
Synopsys, Inc.*	2	168
Total System Services, Inc.	4	325
VeriSign, Inc.*	2	297
Visa, Inc., Class A	46	6,069
Western Union Co. (The)	52	887

		202,910

Technology Hardware & Equipment — 8.1%
Amphenol Corp., Class A	6	486
Apple, Inc.	1,052	165,942
Arista Networks, Inc.*	1	211
Cisco Systems, Inc.	94	4,073
Corning, Inc.	435	13,141
F5 Networks, Inc.*	25	4,051
FLIR Systems, Inc.	77	3,353
Hewlett Packard Enterprise Co.	29	383
HP, Inc.	875	17,902
IPG Photonics Corp.*	1	113
Juniper Networks, Inc.	6	161
Keysight Technologies, Inc.*	2	124
Motorola Solutions, Inc.	91	10,469
NetApp, Inc.	6	358
Seagate Technology PLC (Ireland)	159	6,136
TE Connectivity Ltd. (Switzerland)	192	14,521
Western Digital Corp.	161	5,952
Xerox Corp.	136	2,687

		250,063

Telecommunication Services — 3.6%
AT&T, Inc.	122	3,482
CenturyLink, Inc.	23	348

See accompanying Notes to the Quarterly Portfolio of Investments.

50

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	1,893	$106,424

		110,254

Transportation — 1.8%
Alaska Air Group, Inc.	2	122
American Airlines Group, Inc.	255	8,188
CH Robinson Worldwide, Inc.	3	252
CSX Corp.	454	28,207
Delta Air Lines, Inc.	13	649
Expeditors International of Washington, Inc.	4	272
FedEx Corp.	6	968
JB Hunt Transport Services, Inc.	3	279
Kansas City Southern	1	95
Norfolk Southern Corp.	5	748
Southwest Airlines Co.	12	558
Union Pacific Corp.	16	2,212
United Continental Holdings, Inc.*	151	12,643
United Parcel Service, Inc., Class B	18	1,756

		56,949

Utilities — 1.6%
AES Corp.	91	1,316
Alliant Energy Corp.	4	169
Ameren Corp.	4	261
American Electric Power Co., Inc.	7	523
American Water Works Co., Inc.	2	182
CenterPoint Energy, Inc.	6	169
CMS Energy Corp.	4	199
Consolidated Edison, Inc.	4	306
Dominion Energy, Inc.	11	786
DTE Energy Co.	3	331
Duke Energy Corp.	9	777

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Edison International	4	$227
Entergy Corp.	3	258
Evergy, Inc.	4	227
Eversource Energy	4	260
Exelon Corp.	14	631
FirstEnergy Corp.	228	8,561
NextEra Energy, Inc.	6	1,043
NiSource, Inc.	6	152
NRG Energy, Inc.	169	6,692
PG&E Corp.*	8	190
Pinnacle West Capital Corp.	2	170
PPL Corp.	10	283
Public Service Enterprise Group, Inc.	10	520
SCANA Corp.	2	96
Sempra Energy	3	325
Southern Co. (The)	571	25,078
WEC Energy Group, Inc.	7	485
Xcel Energy, Inc.	7	345

		50,562

TOTAL COMMON STOCKS - 99.3% (Cost $3,102,954)		3,084,674

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		21,607

NET ASSETS - 100.0%		$3,106,281

*	Non-income producing.

PLC	Public Limited Company
REIT Real	Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

51

GOTHAM MASTER INDEX PLUS FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 105.5%
Gotham Enhanced Index Plus Fund	28,808	$305,937
Gotham Enhanced S&P 500 Index Fund	30,905	308,428
Gotham Index Plus All-Cap Fund	28,243	262,100
Gotham Index Plus Fund	19,222	263,345

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,267,648)		1,139,810

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.5)%		(59,449)

NET ASSETS - 100.0%		$1,080,361

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds accompany this report.

See accompanying Notes to the Quarterly Portfolio of Investments.

52

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Index Plus Fund (“Index Plus”), Gotham Index Plus All-Cap Fund (“Index Plus All-Cap”), Gotham Enhanced Index Plus Fund (“Enhanced Index Plus”), Gotham Enhanced S&P 500 Index Fund (“Enhanced S&P 500 Index”) and Gotham Master Index Plus Fund (“Master Index Plus”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a common stock security with end of period value of $272 and $282, held by Index Plus All-Cap and Enhanced Index Plus, respectively. These securities are considered Level 2 as of and for the period ended December 31, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable

53

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2018, there were no transfers in or out of Level 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended December 31, 2018, the following Funds had securities lending programs and at December 31, 2018, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Index Plus	$82,693,917	$83,925,312	$ —
Enhanced Index Plus	218,494	29,450	192,653

54

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

B. Federal Tax Cost

As of the December 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Index Plus	$1,223,725,595	$121,967,214	$(77,140,638)	$44,826,576
Index Plus All-Cap	3,844,769	650,574	(437,215)	213,359
Enhanced Index Plus	4,217,241	556,695	(284,774)	271,921
Enhanced S&P 500 Index	3,102,954	146,658	(164,938)	(18,280)
Master Index Plus	1,267,648	10,547	(138,385)	(127,838)

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

55

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 142.5%
COMMON STOCKS — 142.5%
Automobiles & Components — 1.1%
BorgWarner, Inc.	950	$33,003
General Motors Co.†	2,251	75,296
Goodyear Tire & Rubber Co. (The)	1,064	21,716
Harley-Davidson, Inc.(a)	743	25,351

		155,366

Banks — 0.4%
People’s United Financial, Inc.	1,458	21,039
PNC Financial Services Group, Inc. (The)	116	13,562
Wells Fargo & Co.	280	12,902

		47,503

Capital Goods — 22.0%
3M Co.†	1,445	275,330
Arconic, Inc.	2,205	37,176
Caterpillar, Inc.	1,393	177,009
Cummins, Inc.†	733	97,958
Dover Corp.†	668	47,395
Eaton Corp. PLC (Ireland)	1,976	135,672
Emerson Electric Co.	2,848	170,168
Flowserve Corp.(a)	127	4,829
Fortune Brands Home & Security, Inc.(a)	646	24,542
Honeywell International, Inc.†	3,080	406,930
Huntington Ingalls Industries, Inc.	196	37,301
Illinois Tool Works, Inc.†(a)	1,513	191,682
Ingersoll-Rand PLC (Ireland)	1,121	102,269
Jacobs Engineering Group, Inc.†	648	37,882
Johnson Controls International PLC (Ireland)(b)	4,218	125,064
Lockheed Martin Corp.†	1,287	336,988
Masco Corp.	1,384	40,468
Parker-Hannifin Corp.†	603	89,931
Pentair PLC (Ireland)	792	29,922
Raytheon Co.†	1,298	199,048
Rockwell Automation, Inc.	232	34,911
Snap-on, Inc.(a)	256	37,194
Textron, Inc.	338	15,545
United Technologies Corp.	3,585	381,731
WW Grainger, Inc.(a)	154	43,483

		3,080,428

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.8%
Nielsen Holdings PLC (United Kingdom)	1,619	$37,771
Republic Services, Inc.†	806	58,105
Robert Half International, Inc.†(a)	554	31,689
Waste Management, Inc.†	1,420	126,366

		253,931

Consumer Durables & Apparel — 1.5%
Capri Holdings Ltd. (British Virgin Islands)*	699	26,506
Garmin Ltd. (Switzerland)†	861	54,519
Leggett & Platt, Inc.(a)	593	21,253
Mohawk Industries, Inc.*	340	39,766
Newell Brands, Inc.(a)	2,130	39,597
Whirlpool Corp.(a)	292	31,206

		212,847

Consumer Services — 2.4%
Carnival Corp. (Panama)	3,088	152,238
McDonald’s Corp.(b)	286	50,785
Yum! Brands, Inc.†	1,482	136,225

		339,248

Diversified Financials — 7.0%
Affiliated Managers Group, Inc.	240	23,386
Berkshire Hathaway, Inc., Class B†*	990	202,138
BlackRock, Inc.†(b)	730	286,759
Franklin Resources, Inc.(a)	2,413	71,570
Goldman Sachs Group, Inc. (The)†	1,536	256,589
Invesco Ltd. (Bermuda)(a)	1,876	31,404
Moody’s Corp.	83	11,623
T Rowe Price Group, Inc.†	1,106	102,106

		985,575

Energy — 13.6%
Chevron Corp.†(b)	3,498	380,547
ConocoPhillips†	5,308	330,954
Devon Energy Corp.	2,349	52,946
Exxon Mobil Corp.†	5,864	399,866
HollyFrontier Corp.	795	40,640
Kinder Morgan, Inc.†	10,329	158,860
Occidental Petroleum Corp.†	3,438	211,024
Phillips 66†(b)	2,151	185,309
Valero Energy Corp.†	1,894	141,993

		1,902,139

Food & Staples Retailing — 4.5%
Kroger Co. (The)†	411	11,302

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	2,373	$148,692
Walgreens Boots Alliance, Inc.†(b)	2,642	180,528
Walmart, Inc.†	3,076	286,529

		627,051

Food, Beverage & Tobacco — 11.7%
Altria Group, Inc.†	7,226	356,892
Archer-Daniels-Midland Co.†	2,559	104,842
Coca-Cola Co. (The)	904	42,804
Constellation Brands, Inc., Class A†	863	138,788
General Mills, Inc.	2,701	105,177
Kraft Heinz Co. (The)†	5,383	231,684
Molson Coors Brewing Co., Class B	984	55,261
PepsiCo, Inc.†	2,051	226,594
Philip Morris International, Inc.(b)	4,373	291,941
Tyson Foods, Inc., Class A	1,666	88,964

		1,642,947

Health Care Equipment & Services — 8.1%
Anthem, Inc.(b)	277	72,749
Cardinal Health, Inc.†	1,368	61,013
Cigna Corp.†	1,526	289,818
CVS Health Corp.	659	43,178
HCA Healthcare, Inc.†	1,515	188,542
Humana, Inc.†	627	179,623
Laboratory Corp. of America Holdings†*	468	59,136
McKesson Corp.	103	11,378
Quest Diagnostics, Inc.†(a)	625	52,044
UnitedHealth Group, Inc.†	500	124,560
WellCare Health Plans, Inc.†*	228	53,829

		1,135,870

Household & Personal Products — 4.9%
Church & Dwight Co., Inc.†	959	63,064
Clorox Co. (The)	240	36,994
Colgate-Palmolive Co.†	3,176	189,036
Kimberly-Clark Corp.†	278	31,675
Procter & Gamble Co. (The)†	4,006	368,232

		689,001

Insurance — 3.8%
Aflac, Inc.	564	25,696
Hartford Financial Services Group, Inc. (The)†	1,635	72,676
Loews Corp.†	1,436	65,367
Marsh & McLennan Cos., Inc.†	2,298	183,266

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Progressive Corp. (The)†	2,623	$158,246
Torchmark Corp.(a)	44	3,279
Unum Group	997	29,292

		537,822

Materials — 7.4%
Avery Dennison Corp.	397	35,663
Celanese Corp.(a)	605	54,432
CF Industries Holdings, Inc.	999	43,466
DowDuPont, Inc.†	4,650	248,682
Eastman Chemical Co.	641	46,864
FMC Corp.	614	45,411
Freeport-McMoRan, Inc.†	6,613	68,180
International Paper Co.†	1,848	74,585
LyondellBasell Industries NV, Class A (Netherlands)†	1,766	146,861
Mosaic Co. (The)†	1,759	51,380
Nucor Corp.†(a)	1,432	74,192
Packaging Corp. of America	429	35,804
Sealed Air Corp.	715	24,911
Sherwin-Williams Co. (The)†	96	37,772
Westrock Co.(a)	1,157	43,688

		1,031,891

Media & Entertainment — 2.5%
Comcast Corp., Class A†	231	7,866
DISH Network Corp., Class A(a)*	1,455	36,331
Interpublic Group of Cos., Inc. (The)(a)	1,752	36,144
News Corp., Class A	2,669	30,293
Viacom, Inc., Class B	1,838	47,237
Walt Disney Co. (The)†	1,780	195,177

		353,048

Pharmaceuticals, Biotechnology & Life Sciences — 12.3%
AbbVie, Inc.†	2,203	203,095
Amgen, Inc.†	506	98,503
Biogen, Inc.†*	795	239,231
Bristol-Myers Squibb Co.†	323	16,790
Celgene Corp.†*	3,187	204,255
Eli Lilly & Co.†	2,643	305,848
Gilead Sciences, Inc.†	2,780	173,889
Johnson & Johnson†	1,892	244,163
Merck & Co., Inc.†	2,200	168,102
Nektar Therapeutics(a)*	789	25,934

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Pfizer, Inc.	836	$36,491

		1,716,301

Real Estate — 2.5%
Duke Realty Corp., REIT	1,198	31,028
Equity Residential, REIT	761	50,234
Realty Income Corp., REIT(a)	1,346	84,852
UDR, Inc., REIT†	1,224	48,495
Welltower, Inc., REIT†	809	56,153
Weyerhaeuser Co., REIT	3,417	74,696

		345,458

Retailing — 6.5%
Advance Auto Parts, Inc.†	333	52,434
Amazon.com, Inc.*	4	6,008
AutoZone, Inc.†*	67	56,169
Booking Holdings, Inc.*	26	44,783
Dollar General Corp.†	573	61,930
eBay, Inc.†*	4,391	123,255
Genuine Parts Co.†	670	64,333
Home Depot, Inc. (The)†	479	82,302
Kohl’s Corp.†(a)	756	50,153
Lowe’s Cos., Inc.†	1,252	115,635
O’Reilly Automotive, Inc.*	2	689
TJX Cos., Inc. (The)†(b)	4,724	211,352
Tractor Supply Co.	556	46,393

		915,436

Semiconductors & Semiconductor Equipment — 3.4%
Applied Materials, Inc.†	4,402	144,121
KLA-Tencor Corp.†	698	62,464
Lam Research Corp.†	731	99,540
Micron Technology, Inc.†*	5,484	174,007

		480,132

Software & Services — 8.2%
Accenture PLC, Class A (Ireland)†	1,242	175,134
Alliance Data Systems Corp.(a)	251	37,670
Citrix Systems, Inc.	1	102
DXC Technology Co.†	1,283	68,217
International Business Machines Corp.†	3,555	404,097
PayPal Holdings, Inc.†*	5,086	427,682
Total System Services, Inc.	2	163
Western Union Co. (The)	2,023	34,512

		1,147,577

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 8.5%
Amphenol Corp., Class A	421	$34,109
Apple, Inc.†	2,597	409,651
Cisco Systems, Inc.†	10	433
Corning, Inc.†	3,586	108,333
F5 Networks, Inc.(a)*	274	44,396
FLIR Systems, Inc.†	631	27,474
Hewlett Packard Enterprise Co.	4,546	60,053
HP, Inc.†	7,221	147,742
Juniper Networks, Inc.	1,417	38,131
Motorola Solutions, Inc.†	746	85,820
Seagate Technology PLC (Ireland)(a)	1,304	50,321
TE Connectivity Ltd. (Switzerland)†	1,573	118,966
Western Digital Corp.†(a)	1,319	48,763
Xerox Corp.	1,119	22,111

		1,196,303

Telecommunication Services — 3.3%
CenturyLink, Inc.(a)	4,931	74,705
Verizon Communications, Inc.†	6,882	386,906

		461,611

Transportation — 3.0%
Alaska Air Group, Inc.	562	34,198
CSX Corp.†	3,779	234,789
Expeditors International of Washington, Inc.†	91	6,196
Norfolk Southern Corp.†	267	39,927
United Continental Holdings, Inc.†*	1,243	104,076

		419,186

Utilities — 2.1%
Exelon Corp.	582	26,248
FirstEnergy Corp.†	61	2,291
NRG Energy, Inc.†	1,371	54,292
Pinnacle West Capital Corp.	69	5,879
Southern Co. (The)†	4,700	206,424

		295,134

TOTAL COMMON STOCKS (Cost $20,507,690)		19,971,805

TOTAL LONG POSITIONS - 142.5%		19,971,805

(Cost $20,507,690)

SHORT POSITIONS — (82.6)%
COMMON STOCKS — (82.6)%
Automobiles & Components — (0.3)%
Aptiv PLC (Jersey)	(700)	(43,099)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Ford Motor Co.	(42)	$(321)

		(43,420)

Banks — (3.8)%
Bank of America Corp.	(1,579)	(38,907)
BB&T Corp.	(1,914)	(82,914)
Citigroup, Inc.	(1,193)	(62,108)
Citizens Financial Group, Inc.	(1,139)	(33,862)
Comerica, Inc.	(425)	(29,193)
Fifth Third Bancorp.	(1,124)	(26,448)
Huntington Bancshares, Inc.	(2,805)	(33,436)
JPMorgan Chase & Co.	(185)	(18,060)
KeyCorp.	(2,733)	(40,394)
M&T Bank Corp.	(358)	(51,241)
Regions Financial Corp.	(2,789)	(37,317)
SunTrust Banks, Inc.	(1,159)	(58,460)
Zions Bancorp NA	(508)	(20,696)

		(533,036)

Capital Goods — (5.1)%
AO Smith Corp.	(156)	(6,661)
Deere & Co.	(242)	(36,099)
Fastenal Co.	(758)	(39,636)
Fluor Corp.	(331)	(10,658)
General Dynamics Corp.	(763)	(119,951)
General Electric Co.	(17,972)	(136,048)
Harris Corp.	(293)	(39,452)
L3 Technologies, Inc.	(96)	(16,671)
Northrop Grumman Corp.	(458)	(112,164)
PACCAR, Inc.	(268)	(15,314)
Quanta Services, Inc.	(394)	(11,859)
Roper Technologies, Inc.	(274)	(73,026)
Stanley Black & Decker, Inc.	(395)	(47,297)
United Rentals, Inc.*	(215)	(22,044)
Xylem, Inc.	(422)	(28,156)

		(715,036)

Commercial & Professional Services — (1.4)%
Cintas Corp.	(255)	(42,837)
Copart, Inc.*	(654)	(31,248)
Equifax, Inc.	(319)	(29,708)
IHS Markit Ltd. (Bermuda)*	(1,042)	(49,985)
Rollins, Inc.	(865)	(31,226)
Verisk Analytics, Inc.*	(79)	(8,614)

		(193,618)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (2.6)%
DR Horton, Inc.	(995)	$(34,487)
Hanesbrands, Inc.	(813)	(10,187)
Hasbro, Inc.	(334)	(27,138)
Mattel, Inc.*	(912)	(9,111)
NIKE, Inc., Class B	(1,393)	(103,277)
PulteGroup, Inc.	(654)	(16,997)
PVH Corp.	(181)	(16,824)
Ralph Lauren Corp.	(212)	(21,934)
Tapestry, Inc.	(758)	(25,582)
Under Armour, Inc., Class C*	(1,181)	(19,097)
VF Corp.	(1,049)	(74,836)

		(359,470)

Consumer Services — (2.2)%
Chipotle Mexican Grill, Inc.*	(74)	(31,952)
Darden Restaurants, Inc.	(328)	(32,754)
Marriott International, Inc., Class A	(904)	(98,138)
MGM Resorts International	(1,418)	(34,401)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(585)	(24,798)
Royal Caribbean Cruises Ltd. (Liberia)	(552)	(53,980)
Wynn Resorts Ltd.	(287)	(28,387)

		(304,410)

Diversified Financials — (4.2)%
Ameriprise Financial, Inc.	(296)	(30,894)
Bank of New York Mellon Corp. (The)	(1,582)	(74,465)
Capital One Financial Corp.	(1,252)	(94,639)
Cboe Global Markets, Inc.	(294)	(28,762)
Charles Schwab Corp. (The)	(91)	(3,779)
CME Group, Inc.	(897)	(168,744)
Discover Financial Services	(850)	(50,133)
Jefferies Financial Group, Inc.	(754)	(13,089)
Northern Trust Corp.	(556)	(46,476)
Raymond James Financial, Inc.	(343)	(25,523)
State Street Corp.	(181)	(11,416)
Synchrony Financial	(1,761)	(41,313)

		(589,233)

Energy — (5.9)%
Anadarko Petroleum Corp.	(1,329)	(58,263)
Apache Corp.	(1,009)	(26,486)
Cabot Oil & Gas Corp.	(1,146)	(25,613)
Cimarex Energy Co.	(252)	(15,536)
Concho Resources, Inc.*	(529)	(54,376)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Diamondback Energy, Inc.	(260)	$(24,102)
EOG Resources, Inc.	(1,531)	(133,519)
Halliburton Co.	(1,667)	(44,309)
Helmerich & Payne, Inc.	(304)	(14,574)
Marathon Oil Corp.	(2,213)	(31,734)
National Oilwell Varco, Inc.	(952)	(24,466)
Newfield Exploration Co.*	(529)	(7,755)
Noble Energy, Inc.	(1,278)	(23,975)
ONEOK, Inc.	(1,086)	(58,590)
Pioneer Natural Resources Co.	(450)	(59,184)
Schlumberger Ltd. (Curacao)	(3,510)	(126,641)
TechnipFMC PLC (United Kingdom)	(1,163)	(22,772)
Williams Cos., Inc. (The)	(3,196)	(70,472)

		(822,367)

Food & Staples Retailing — (0.3)%
Costco Wholesale Corp.	(188)	(38,297)

Food, Beverage & Tobacco — (1.8)%
Brown-Forman Corp., Class B	(1,271)	(60,474)
Campbell Soup Co.	(381)	(12,569)
Conagra Brands, Inc.	(1,239)	(26,465)
Hershey Co. (The)	(39)	(4,180)
JM Smucker Co. (The)	(301)	(28,140)
McCormick & Co., Inc., non-voting shares	(25)	(3,481)
Mondelez International, Inc., Class A	(1,572)	(62,927)
Monster Beverage Corp.*	(1,073)	(52,813)

		(251,049)

Health Care Equipment & Services — (7.1)%
ABIOMED, Inc.*	(118)	(38,355)
Align Technology, Inc.*	(211)	(44,190)
AmerisourceBergen Corp.	(169)	(12,574)
Baxter International, Inc.	(1,409)	(92,740)
Boston Scientific Corp.*	(3,654)	(129,132)
Cerner Corp.*	(900)	(47,196)
Cooper Cos., Inc. (The)	(81)	(20,614)
DaVita, Inc.*	(423)	(21,768)
DENTSPLY SIRONA, Inc	(514)	(19,126)
Edwards Lifesciences Corp.*	(552)	(84,550)
Henry Schein, Inc.*	(9)	(707)
Hologic, Inc.*	(713)	(29,304)
IDEXX Laboratories, Inc.*	(228)	(42,413)
Intuitive Surgical, Inc.*	(301)	(144,155)
Stryker Corp.	(988)	(154,869)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(245)	$(28,557)
Varian Medical Systems, Inc.*	(241)	(27,308)
Zimmer Biomet Holdings, Inc.	(539)	(55,905)

		(993,463)

Household & Personal Products — (1.0)%
Coty, Inc., Class A	(1,983)	(13,008)
Estee Lauder Cos., Inc. (The), Class A	(982)	(127,758)

		(140,766)

Insurance — (2.5)%
Allstate Corp. (The)	(57)	(4,710)
American International Group, Inc.	(1,725)	(67,982)
Brighthouse Financial, Inc.*	(314)	(9,571)
Everest Re Group Ltd. (Bermuda)	(108)	(23,518)
Lincoln National Corp.	(332)	(17,035)
MetLife, Inc.	(2,444)	(100,351)
Principal Financial Group, Inc.	(311)	(13,737)
Prudential Financial, Inc.	(833)	(67,931)
Willis Towers Watson PLC (Ireland)	(343)	(52,088)

		(356,923)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(579)	(92,669)
Albemarle Corp.	(280)	(21,580)
Ball Corp.	(872)	(40,095)
Ecolab, Inc.	(764)	(112,575)
International Flavors & Fragrances, Inc.	(243)	(32,628)
Linde PLC (Ireland)	(759)	(118,434)
Martin Marietta Materials, Inc.	(165)	(28,359)
Newmont Mining Corp.	(1,410)	(48,856)
PPG Industries, Inc.	(30)	(3,067)
Vulcan Materials Co.	(384)	(37,939)

		(536,202)

Media & Entertainment — (6.5)%
Activision Blizzard, Inc.	(2,015)	(93,839)
Alphabet, Inc., Class A*	(153)	(159,879)
CBS Corp., Class B, non-voting shares	(991)	(43,327)
Charter Communications, Inc., Class A*	(506)	(144,195)
Electronic Arts, Inc.*	(617)	(48,687)
Facebook, Inc., Class A*	(1,001)	(131,221)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.*	(600)	$(160,596)
Take-Two Interactive Software, Inc.*	(300)	(30,882)
TripAdvisor, Inc.*	(403)	(21,738)
Twenty-First Century Fox, Inc., Class A	(438)	(21,077)
Twitter, Inc.*	(2,018)	(57,997)

		(913,438)

Pharmaceuticals, Biotechnology & Life Sciences — (6.4)%
Agilent Technologies, Inc.	(841)	(56,734)
Alexion Pharmaceuticals, Inc.*	(587)	(57,150)
Allergan PLC (Ireland)	(896)	(119,759)
Illumina, Inc.*	(380)	(113,973)
Incyte Corp.*	(578)	(36,755)
IQVIA Holdings, Inc.*	(534)	(62,035)
Mettler-Toledo International, Inc.*	(67)	(37,894)
Mylan NV (Netherlands)*	(382)	(10,467)
PerkinElmer, Inc.	(294)	(23,094)
Perrigo Co. PLC (Ireland)	(359)	(13,911)
Regeneron Pharmaceuticals, Inc.*	(328)	(122,508)
Vertex Pharmaceuticals, Inc.*	(686)	(113,677)
Waters Corp.*	(201)	(37,919)
Zoetis, Inc.	(1,040)	(88,962)

		(894,838)

Real Estate — (5.3)%
American Tower Corp., REIT	(1,163)	(183,975)
AvalonBay Communities, Inc., REIT	(37)	(6,440)
Boston Properties, Inc., REIT	(362)	(40,743)
CBRE Group, Inc., Class A*	(900)	(36,036)
Crown Castle International Corp., REIT	(1,095)	(118,950)
Equinix, Inc., REIT	(212)	(74,743)
Essex Property Trust, Inc., REIT	(175)	(42,912)
Federal Realty Investment Trust, REIT	(99)	(11,686)
HCP, Inc., REIT	(515)	(14,384)
Host Hotels & Resorts, Inc., REIT	(1,862)	(31,040)
Iron Mountain, Inc., REIT	(757)	(24,534)
Kimco Realty Corp., REIT	(1,113)	(16,305)
Macerich Co. (The), REIT	(374)	(16,187)
Prologis, Inc., REIT	(198)	(11,627)
Regency Centers Corp., REIT	(421)	(24,704)
SBA Communications Corp., REIT*	(301)	(48,729)
SL Green Realty Corp., REIT	(232)	(18,347)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Ventas, Inc., REIT	(309)	$(18,104)

		(739,446)

Retailing — (2.6)%
Best Buy Co., Inc.	(17)	(900)
CarMax, Inc.*	(453)	(28,417)
Dollar Tree, Inc.*	(628)	(56,721)
Expedia Group, Inc.	(410)	(46,186)
Foot Locker, Inc.	(300)	(15,960)
Gap, Inc. (The)	(1,018)	(26,224)
L Brands, Inc.	(726)	(18,636)
LKQ Corp.*	(841)	(19,957)
Macy’s, Inc.	(811)	(24,152)
Nordstrom, Inc.	(84)	(3,915)
Ross Stores, Inc.	(792)	(65,894)
Target Corp.	(144)	(9,517)
Tiffany & Co.	(309)	(24,878)
Ulta Beauty, Inc.*	(107)	(26,198)

		(367,555)

Semiconductors & Semiconductor Equipment — (5.4)%
Advanced Micro Devices, Inc.*	(2,905)	(53,626)
Analog Devices, Inc.	(969)	(83,169)
Broadcom, Inc.	(525)	(133,497)
Maxim Integrated Products, Inc.	(608)	(30,917)
Microchip Technology, Inc.	(696)	(50,056)
NVIDIA Corp.	(916)	(122,286)
Qorvo, Inc.*	(330)	(20,041)
QUALCOMM, Inc.	(3,217)	(183,079)
Skyworks Solutions, Inc.	(469)	(31,432)
Xilinx, Inc.	(631)	(53,742)

		(761,845)

Software & Services — (8.4)%
Adobe, Inc.*	(609)	(137,780)
Akamai Technologies, Inc.*	(423)	(25,837)
ANSYS, Inc.*	(220)	(31,447)
Autodesk, Inc.*	(577)	(74,208)
Cadence Design Systems, Inc.*	(745)	(32,393)
Fidelity National Information Services, Inc.	(867)	(88,911)
Fiserv, Inc.*	(1,060)	(77,899)
FleetCor Technologies, Inc.*	(235)	(43,644)
Fortinet, Inc.*	(287)	(20,213)
Gartner, Inc.*	(241)	(30,809)
Global Payments, Inc.	(417)	(43,005)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.	(685)	$(134,842)
Microsoft Corp.	(143)	(14,525)
Oracle Corp.	(1,861)	(84,024)
Paychex, Inc.	(358)	(23,324)
Red Hat, Inc.*	(478)	(83,956)
salesforce.com, Inc.*	(839)	(114,918)
Symantec Corp.	(1,669)	(31,536)
Synopsys, Inc.*	(394)	(33,191)
VeriSign, Inc.*	(321)	(47,601)

		(1,174,063)

Technology Hardware & Equipment — (0.5)%
Arista Networks, Inc.*	(206)	(43,404)
IPG Photonics Corp.*	(142)	(16,087)
Keysight Technologies, Inc.*	(153)	(9,498)

		(68,989)

Transportation — (2.0)%
American Airlines Group, Inc.	(609)	(19,555)
CH Robinson Worldwide, Inc.	(365)	(30,693)
Delta Air Lines, Inc.	(1,274)	(63,573)
FedEx Corp.	(352)	(56,788)
JB Hunt Transport Services, Inc.	(289)	(26,889)
Kansas City Southern	(273)	(26,058)
Southwest Airlines Co.	(31)	(1,441)
Union Pacific Corp.	(18)	(2,488)
United Parcel Service, Inc., Class B	(531)	(51,788)

		(279,273)

Utilities — (3.5)%
Alliant Energy Corp.	(623)	(26,322)
American Electric Power Co., Inc.	(281)	(21,002)
American Water Works Co., Inc.	(42)	(3,812)
CenterPoint Energy, Inc.	(876)	(24,729)
CMS Energy Corp.	(457)	(22,690)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Consolidated Edison, Inc.	(677)	$(51,763)
Duke Energy Corp.	(602)	(51,953)
Entergy Corp.	(478)	(41,141)
NextEra Energy, Inc.	(460)	(79,957)
NiSource, Inc.	(959)	(24,311)
PG&E Corp.*	(1,365)	(32,419)
Public Service Enterprise Group, Inc.	(540)	(28,107)
SCANA Corp.	(378)	(18,061)
Xcel Energy, Inc.	(1,356)	(66,810)

		(493,077)

TOTAL COMMON STOCK (Proceeds $13,567,779)		(11,569,814)

TOTAL SECURITES SOLD SHORT - (82.6)%		(11,569,814)

(Proceeds $13,567,779)

OTHER ASSETS IN EXCESS OF LIABILITIES - 40.1%		5,615,225

NET ASSETS - 100.0%		$14,017,216

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $689,140.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 111.1%
COMMON STOCKS — 111.1%
Automobiles & Components — 0.8%
BorgWarner, Inc.	126	$4,377
General Motors Co.†	236	7,894
Goodyear Tire & Rubber Co. (The)	141	2,878
Harley-Davidson, Inc.(a)	98	3,344

		18,493

Banks — 0.3%
People’s United Financial, Inc.	201	2,900
PNC Financial Services Group, Inc. (The)	15	1,754
US Bancorp	7	320
Wells Fargo & Co.	31	1,428

		6,402

Capital Goods — 16.8%
3M Co.†	180	34,297
Arconic, Inc.	291	4,906
Caterpillar, Inc.†	133	16,900
Cummins, Inc.†	97	12,963
Dover Corp.†	89	6,315
Eaton Corp. PLC (Ireland)	261	17,920
Emerson Electric Co.	374	22,346
Flowserve Corp.	9	342
Fortune Brands Home & Security, Inc.	86	3,267
Honeywell International, Inc.	406	53,641
Huntington Ingalls Industries, Inc.	25	4,758
Illinois Tool Works, Inc.†	200	25,338
Ingersoll-Rand PLC (Ireland)†	148	13,502
Jacobs Engineering Group, Inc.	86	5,028
Johnson Controls International PLC (Ireland)†	557	16,515
Lockheed Martin Corp.†	171	44,775
Masco Corp.	183	5,351
Parker-Hannifin Corp.†	80	11,931
Pentair PLC (Ireland)	105	3,967
Raytheon Co.†	172	26,376
Rockwell Automation, Inc.	22	3,311
Snap-on, Inc.(a)	34	4,940
United Technologies Corp.	472	50,259
WW Grainger, Inc.†(a)	32	9,036

		397,984

Commercial & Professional Services — 1.6%
Nielsen Holdings PLC (United Kingdom)	213	4,969

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Republic Services, Inc.†	163	$11,751
Robert Half International, Inc.	74	4,233
Waste Management, Inc.†	202	17,976

		38,929

Consumer Durables & Apparel — 1.2%
Capri Holdings Ltd. (British Virgin Islands)*	92	3,489
Garmin Ltd. (Switzerland)	113	7,155
Leggett & Platt, Inc.(a)	78	2,795
Mohawk Industries, Inc.*	45	5,263
Newell Brands, Inc.(a)	281	5,224
Whirlpool Corp.	39	4,168

		28,094

Consumer Services — 1.9%
Carnival Corp. (Panama)	408	20,114
McDonald’s Corp.†	41	7,280
Yum! Brands, Inc.†	195	17,924

		45,318

Diversified Financials — 5.6%
Affiliated Managers Group, Inc.	32	3,118
Berkshire Hathaway, Inc., Class B†*	115	23,481
BlackRock, Inc.†	97	38,104
Franklin Resources, Inc.†(a)	319	9,462
Goldman Sachs Group, Inc. (The)†	194	32,408
Invesco Ltd. (Bermuda)	248	4,152
Moody’s Corp.†	59	8,262
T Rowe Price Group, Inc.†	146	13,479

		132,466

Energy — 10.0%
Chevron Corp.†	493	53,633
ConocoPhillips†	700	43,645
Devon Energy Corp.†	311	7,010
Exxon Mobil Corp.†	774	52,779
HollyFrontier Corp.†	106	5,419
Kinder Morgan, Inc.†	1,363	20,963
Occidental Petroleum Corp.†	454	27,867
Phillips 66†	281	24,208

		235,524

Food & Staples Retailing — 3.5%
Kroger Co. (The)†	2	55
Sysco Corp.†	313	19,613
Walgreens Boots Alliance, Inc.†	364	24,872

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walmart, Inc.†	423	$39,402

		83,942

Food, Beverage & Tobacco — 9.7%
Altria Group, Inc.†	1,021	50,427
Archer-Daniels-Midland Co.†	338	13,848
Coca-Cola Co. (The)†	189	8,949
Constellation Brands, Inc., Class A	114	18,333
General Mills, Inc.	360	14,018
Kraft Heinz Co. (The)†	726	31,247
Molson Coors Brewing Co., Class B†	131	7,357
PepsiCo, Inc.†	284	31,376
Philip Morris International, Inc.†	642	42,860
Tyson Foods, Inc., Class A†	220	11,748

		230,163

Health Care Equipment & Services — 6.3%
Anthem, Inc.†	41	10,768
Cardinal Health, Inc.	180	8,028
Cigna Corp.†	201	38,174
CVS Health Corp.	90	5,897
HCA Healthcare, Inc.†	201	25,014
Humana, Inc.†	83	23,778
Laboratory Corp. of America Holdings†*	62	7,834
McKesson Corp.	16	1,767
Quest Diagnostics, Inc.†	83	6,911
UnitedHealth Group, Inc.†	57	14,200
WellCare Health Plans, Inc.†*	30	7,083

		149,454

Household & Personal Products — 4.1%
Church & Dwight Co., Inc.†	135	8,878
Clorox Co. (The)†	43	6,628
Colgate-Palmolive Co.†	434	25,832
Kimberly-Clark Corp.†	16	1,823
Procter & Gamble Co. (The)†	586	53,865

		97,026

Insurance — 3.0%
Aflac, Inc.	101	4,602
Hartford Financial Services Group, Inc. (The)†	216	9,601
Loews Corp.†	189	8,603
Marsh & McLennan Cos., Inc.†	304	24,244
Progressive Corp. (The)†	345	20,814
Torchmark Corp.	3	224

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Unum Group	131	$3,849

		71,937

Materials — 5.7%
Avery Dennison Corp.	53	4,761
Celanese Corp.	80	7,198
CF Industries Holdings, Inc.	128	5,569
DowDuPont, Inc.†	583	31,179
Eastman Chemical Co.†	85	6,214
FMC Corp.†	82	6,065
Freeport-McMoRan, Inc.†	873	9,001
International Paper Co.†	244	9,848
LyondellBasell Industries NV, Class A (Netherlands)†	233	19,376
Mosaic Co. (The)†	232	6,777
Nucor Corp.†	189	9,792
Packaging Corp. of America	57	4,757
Sealed Air Corp.	94	3,275
Sherwin-Williams Co. (The)†	14	5,508
Westrock Co.	153	5,777

		135,097

Media & Entertainment — 2.0%
Comcast Corp., Class A†	40	1,362
DISH Network Corp., Class A*	205	5,119
Interpublic Group of Cos., Inc. (The)†	231	4,766
News Corp., Class A†	353	4,007
Viacom, Inc., Class B†	242	6,219
Walt Disney Co. (The)†	228	25,000

		46,473

Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
AbbVie, Inc.†	268	24,707
Amgen, Inc.†	36	7,008
Biogen, Inc.†*	99	29,791
Bristol-Myers Squibb Co.†	46	2,391
Celgene Corp.†*	422	27,046
Eli Lilly & Co.†	352	40,733
Gilead Sciences, Inc.†	346	21,642
Johnson & Johnson†	256	33,037
Merck & Co., Inc.†	308	23,534
Nektar Therapeutics(a)*	104	3,418
Pfizer, Inc.	127	5,544

		218,851

Real Estate — 2.3%
Duke Realty Corp., REIT	211	5,465

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Equity Residential, REIT	150	$9,901
Realty Income Corp., REIT†(a)	177	11,158
UDR, Inc., REIT†	161	6,379
Welltower, Inc., REIT†	160	11,106
Weyerhaeuser Co., REIT†	452	9,881

		53,890

Retailing — 5.1%
Advance Auto Parts, Inc.†	44	6,928
Amazon.com, Inc.*	1	1,502
AutoZone, Inc.†*	15	12,575
Booking Holdings, Inc.*	4	6,890
Dollar General Corp.†	61	6,593
eBay, Inc.†*	580	16,281
Foot Locker, Inc.	70	3,724
Genuine Parts Co.†	89	8,546
Home Depot, Inc. (The)†	60	10,309
Kohl’s Corp.†(a)	93	6,170
Lowe’s Cos., Inc.†	116	10,714
O’Reilly Automotive, Inc.*	2	689
TJX Cos., Inc. (The)†	527	23,578
Tractor Supply Co.†	72	6,008

		120,507

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.†	581	19,022
KLA-Tencor Corp.†	92	8,233
Lam Research Corp.†	96	13,072
Micron Technology, Inc.†*	713	22,623

		62,950

Software & Services — 6.1%
Accenture PLC, Class A (Ireland)†	141	19,882
Alliance Data Systems Corp.	34	5,103
Citrix Systems, Inc.†	11	1,127
DXC Technology Co.†	170	9,039
International Business Machines Corp.†	470	53,425
PayPal Holdings, Inc.†*	623	52,388
Western Union Co. (The)	267	4,555

		145,519

Technology Hardware & Equipment — 6.6%
Amphenol Corp., Class A	40	3,241
Apple, Inc.†	341	53,789
Corning, Inc.†	473	14,289
F5 Networks, Inc.*	36	5,833

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FLIR Systems, Inc.	84	$3,657
Hewlett Packard Enterprise Co.	605	7,992
HP, Inc.†	937	19,171
Juniper Networks, Inc.	179	4,817
Motorola Solutions, Inc.†	99	11,389
Seagate Technology PLC (Ireland)†	172	6,637
TE Connectivity Ltd. (Switzerland)†	208	15,731
Western Digital Corp.†	175	6,470
Xerox Corp.	148	2,924

		155,940

Telecommunication Services — 2.7%
CenturyLink, Inc.†	651	9,863
Verizon Communications, Inc.†	953	53,578

		63,441

Transportation — 2.4%
Alaska Air Group, Inc.(a)	74	4,503
CSX Corp.†	467	29,015
Norfolk Southern Corp.	17	2,542
Southwest Airlines Co.	160	7,437
United Continental Holdings, Inc.†*	164	13,732

		57,229

Utilities — 1.5%
NRG Energy, Inc.†	177	7,009
Southern Co. (The)†	621	27,274

		34,283

TOTAL COMMON STOCKS (Cost $2,677,805)		2,629,912

TOTAL LONG POSITIONS - 111.1%		2,629,912

(Cost $2,677,805)

SHORT POSITIONS — (50.5)%
COMMON STOCKS — (50.5)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(73)	(4,495)
Ford Motor Co.	(62)	(474)

		(4,969)

Banks — (2.3)%
Bank of America Corp.	(153)	(3,770)
BB&T Corp.	(198)	(8,577)
Citigroup, Inc.	(114)	(5,935)
Citizens Financial Group, Inc.	(119)	(3,538)
Comerica, Inc.	(45)	(3,091)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Fifth Third Bancorp	(116)	$(2,730)
Huntington Bancshares, Inc.	(283)	(3,373)
JPMorgan Chase & Co.	(8)	(781)
KeyCorp.	(275)	(4,065)
M&T Bank Corp.	(38)	(5,439)
Regions Financial Corp.	(286)	(3,827)
SunTrust Banks, Inc.	(120)	(6,053)
Zions Bancorp NA	(52)	(2,118)

		(53,297)

Capital Goods — (3.1)%
A.O. Smith Corp.	(24)	(1,025)
Deere & Co.	(14)	(2,088)
Fastenal Co.	(79)	(4,131)
Fluor Corp.	(35)	(1,127)
General Dynamics Corp.	(77)	(12,105)
General Electric Co.	(2,077)	(15,723)
Harris Corp.	(32)	(4,309)
L3 Technologies, Inc.	(11)	(1,910)
Northrop Grumman Corp.	(47)	(11,510)
PACCAR, Inc.	(24)	(1,371)
Quanta Services, Inc.	(41)	(1,234)
Roper Technologies, Inc.	(22)	(5,863)
Stanley Black & Decker, Inc.	(42)	(5,029)
Textron, Inc.	(25)	(1,150)
United Rentals, Inc.*	(22)	(2,256)
Xylem, Inc.	(45)	(3,002)

		(73,833)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(27)	(4,536)
Copart, Inc.*	(68)	(3,249)
Equifax, Inc.	(34)	(3,166)
IHS Markit Ltd. (Bermuda)*	(108)	(5,181)
Rollins, Inc.	(90)	(3,249)
Verisk Analytics, Inc.*	(6)	(654)

		(20,035)

Consumer Durables & Apparel — (1.5)%
DR Horton, Inc.	(104)	(3,605)
Hanesbrands, Inc.	(90)	(1,128)
Hasbro, Inc.	(34)	(2,763)
Mattel, Inc.*	(94)	(939)
NIKE, Inc., Class B	(145)	(10,750)
PulteGroup, Inc.	(8)	(208)
PVH Corp.	(20)	(1,859)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ralph Lauren Corp.	(22)	$(2,276)
Tapestry, Inc.	(78)	(2,633)
Under Armour, Inc., Class C*	(122)	(1,973)
VF Corp.	(109)	(7,776)

		(35,910)

Consumer Services — (1.3)%
Chipotle Mexican Grill, Inc.*	(8)	(3,454)
Darden Restaurants, Inc.	(34)	(3,395)
Marriott International, Inc., Class A	(94)	(10,205)
MGM Resorts International	(145)	(3,518)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(60)	(2,543)
Royal Caribbean Cruises Ltd. (Liberia)	(57)	(5,574)
Wynn Resorts Ltd.	(29)	(2,868)

		(31,557)

Diversified Financials — (2.7)%
Ameriprise Financial, Inc.	(35)	(3,653)
Bank of New York Mellon Corp. (The)	(188)	(8,849)
Capital One Financial Corp.	(126)	(9,524)
Cboe Global Markets, Inc.	(30)	(2,935)
Charles Schwab Corp. (The)	(3)	(125)
CME Group, Inc.	(93)	(17,495)
Discover Financial Services	(87)	(5,131)
Intercontinental Exchange, Inc.	(10)	(753)
Jefferies Financial Group, Inc.	(87)	(1,510)
Morgan Stanley	(7)	(278)
Northern Trust Corp.	(56)	(4,681)
Raymond James Financial, Inc.	(36)	(2,679)
State Street Corp.	(15)	(946)
Synchrony Financial	(196)	(4,598)

		(63,157)

Energy — (3.8)%
Anadarko Petroleum Corp.	(135)	(5,918)
Apache Corp.	(101)	(2,651)
Cabot Oil & Gas Corp.	(118)	(2,637)
Cimarex Energy Co.	(26)	(1,603)
Concho Resources, Inc.*	(54)	(5,551)
Diamondback Energy, Inc.	(27)	(2,503)
EOG Resources, Inc.	(158)	(13,779)
Halliburton Co.	(80)	(2,126)
Helmerich & Payne, Inc.	(29)	(1,390)
Marathon Oil Corp.	(230)	(3,298)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	(98)	$(2,519)
Newfield Exploration Co.*	(53)	(777)
Noble Energy, Inc.	(132)	(2,476)
ONEOK, Inc.	(112)	(6,042)
Pioneer Natural Resources Co.	(46)	(6,050)
Schlumberger Ltd. (Curacao)	(354)	(12,772)
TechnipFMC PLC (United Kingdom)	(121)	(2,369)
Valero Energy Corp.	(105)	(7,872)
Williams Cos., Inc. (The)	(321)	(7,078)

		(89,411)

Food & Staples Retailing — (0.2)%
Costco Wholesale Corp.	(18)	(3,667)

Food, Beverage & Tobacco — (1.0)%
Brown-Forman Corp., Class B	(131)	(6,233)
Conagra Brands, Inc.	(129)	(2,755)
JM Smucker Co. (The)	(32)	(2,992)
Mondelez International, Inc., Class A	(156)	(6,245)
Monster Beverage Corp.*	(106)	(5,217)

		(23,442)

Health Care Equipment & Services — (4.3)%
ABIOMED, Inc.*	(12)	(3,901)
Align Technology, Inc.*	(21)	(4,398)
AmerisourceBergen Corp.	(10)	(744)
Baxter International, Inc.	(147)	(9,676)
Boston Scientific Corp.*	(379)	(13,394)
Cerner Corp.*	(94)	(4,929)
Cooper Cos., Inc. (The)	(1)	(255)
DaVita, Inc.*	(43)	(2,213)
DENTSPLY SIRONA, Inc.	(56)	(2,084)
Edwards Lifesciences Corp.*	(57)	(8,731)
Henry Schein, Inc.*	(2)	(157)
Hologic, Inc.*	(73)	(3,000)
IDEXX Laboratories, Inc.*	(24)	(4,464)
Intuitive Surgical, Inc.*	(31)	(14,847)
Stryker Corp.	(103)	(16,145)
Universal Health Services, Inc., Class B	(26)	(3,031)
Varian Medical Systems, Inc.*	(25)	(2,833)
Zimmer Biomet Holdings, Inc.	(56)	(5,808)

		(100,610)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(206)	(1,351)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	(101)	$(13,140)

		(14,491)

Insurance — (1.7)%
Allstate Corp. (The)	(10)	(826)
American International Group, Inc.	(179)	(7,054)
Brighthouse Financial, Inc.*	(33)	(1,006)
Everest Re Group Ltd. (Bermuda)	(10)	(2,178)
Lincoln National Corp.	(38)	(1,950)
MetLife, Inc.	(271)	(11,127)
Principal Financial Group, Inc.	(52)	(2,297)
Prudential Financial, Inc.	(102)	(8,318)
Willis Towers Watson PLC (Ireland)	(35)	(5,315)

		(40,071)

Materials — (2.4)%
Air Products & Chemicals, Inc.	(61)	(9,763)
Albemarle Corp.	(30)	(2,312)
Ball Corp.	(90)	(4,138)
Ecolab, Inc.	(80)	(11,788)
International Flavors & Fragrances, Inc.	(26)	(3,491)
Linde PLC (Ireland)	(78)	(12,171)
Martin Marietta Materials, Inc.	(17)	(2,922)
Newmont Mining Corp.	(147)	(5,094)
PPG Industries, Inc.	(6)	(613)
Vulcan Materials Co.	(37)	(3,656)

		(55,948)

Media & Entertainment — (4.0)%
Activision Blizzard, Inc.	(209)	(9,733)
Alphabet, Inc., Class A*	(15)	(15,674)
CBS Corp., Class B, non-voting shares	(103)	(4,503)
Charter Communications, Inc., Class A*	(53)	(15,103)
Electronic Arts, Inc.*	(75)	(5,918)
Facebook, Inc., Class A*	(99)	(12,978)
Netflix, Inc.*	(71)	(19,004)
Take-Two Interactive Software, Inc.*	(31)	(3,191)
TripAdvisor, Inc.*	(38)	(2,050)
Twenty-First Century Fox, Inc., Class A	(29)	(1,395)
Twitter, Inc.*	(209)	(6,007)

		(95,556)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (3.9)%
Agilent Technologies, Inc.	(88)	$(5,937)
Alexion Pharmaceuticals, Inc.*	(59)	(5,744)
Allergan PLC (Ireland)	(93)	(12,430)
Illumina, Inc.*	(38)	(11,397)
Incyte Corp.*	(59)	(3,752)
IQVIA Holdings, Inc.*	(55)	(6,389)
Mettler-Toledo International, Inc.*	(7)	(3,959)
Mylan NV (Netherlands)*	(61)	(1,671)
PerkinElmer, Inc.	(29)	(2,278)
Perrigo Co. PLC (Ireland)	(38)	(1,473)
Regeneron Pharmaceuticals, Inc.*	(34)	(12,699)
Vertex Pharmaceuticals, Inc.*	(71)	(11,765)
Waters Corp.*	(21)	(3,962)
Zoetis, Inc.	(102)	(8,725)

		(92,181)

Real Estate — (3.1)%
American Tower Corp., REIT	(121)	(19,141)
AvalonBay Communities, Inc., REIT	(3)	(522)
Boston Properties, Inc., REIT	(33)	(3,714)
CBRE Group, Inc., Class A*	(93)	(3,724)
Crown Castle International Corp., REIT	(113)	(12,275)
Equinix, Inc., REIT	(22)	(7,756)
Essex Property Trust, Inc., REIT	(19)	(4,659)
Federal Realty Investment Trust, REIT	(3)	(354)
HCP, Inc., REIT	(52)	(1,452)
Host Hotels & Resorts, Inc., REIT	(192)	(3,201)
Iron Mountain, Inc., REIT	(79)	(2,560)
Kimco Realty Corp., REIT	(116)	(1,699)
Macerich Co. (The), REIT	(39)	(1,688)
Regency Centers Corp., REIT	(45)	(2,641)
SBA Communications Corp., REIT*	(31)	(5,019)
SL Green Realty Corp., REIT	(24)	(1,898)
Ventas, Inc., REIT	(12)	(703)

		(73,006)

Retailing — (1.6)%
Best Buy Co., Inc.	(3)	(159)
CarMax, Inc.*	(47)	(2,948)
Dollar Tree, Inc.*	(65)	(5,871)
Expedia Group, Inc.	(43)	(4,844)
Gap, Inc. (The)	(105)	(2,705)
L Brands, Inc.	(75)	(1,925)
LKQ Corp.*	(84)	(1,993)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Macy’s, Inc.	(84)	$(2,502)
Ross Stores, Inc.	(100)	(8,320)
Target Corp.	(17)	(1,124)
Tiffany & Co.	(34)	(2,737)
Ulta Beauty, Inc.*	(16)	(3,917)

		(39,045)

Semiconductors & Semiconductor Equipment — (3.3)%
Advanced Micro Devices, Inc.*	(301)	(5,556)
Analog Devices, Inc.	(102)	(8,755)
Broadcom, Inc.	(48)	(12,205)
Maxim Integrated Products, Inc.	(57)	(2,898)
Microchip Technology, Inc.	(72)	(5,178)
NVIDIA Corp.	(109)	(14,552)
Qorvo, Inc.*	(34)	(2,065)
QUALCOMM, Inc.	(334)	(19,008)
Skyworks Solutions, Inc.	(49)	(3,284)
Texas Instruments, Inc.	(9)	(851)
Xilinx, Inc.	(55)	(4,684)

		(79,036)

Software & Services — (5.2)%
Adobe, Inc.*	(60)	(13,574)
Akamai Technologies, Inc.*	(44)	(2,688)
ANSYS, Inc.*	(22)	(3,145)
Autodesk, Inc.*	(59)	(7,588)
Cadence Design Systems, Inc.*	(77)	(3,348)
Fidelity National Information Services, Inc.	(90)	(9,230)
Fiserv, Inc.*	(110)	(8,084)
FleetCor Technologies, Inc.*	(25)	(4,643)
Fortinet, Inc.*	(10)	(704)
Gartner, Inc.*	(25)	(3,196)
Global Payments, Inc.	(43)	(4,435)
Intuit, Inc.	(71)	(13,976)
Microsoft Corp.	(2)	(203)
Oracle Corp.	(250)	(11,288)
Paychex, Inc.	(47)	(3,062)
Red Hat, Inc.*	(49)	(8,606)
salesforce.com, Inc.*	(77)	(10,547)
Symantec Corp.	(173)	(3,269)
Synopsys, Inc.*	(40)	(3,370)
Total System Services, Inc.	(50)	(4,065)
VeriSign, Inc.*	(34)	(5,042)

		(124,063)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (0.3)%
Arista Networks, Inc.*	(21)	$(4,425)
IPG Photonics Corp.*	(15)	(1,699)

		(6,124)

Transportation — (1.3)%
American Airlines Group, Inc.	(96)	(3,083)
CH Robinson Worldwide, Inc.	(38)	(3,195)
Delta Air Lines, Inc.	(139)	(6,936)
FedEx Corp.	(44)	(7,099)
JB Hunt Transport Services, Inc.	(29)	(2,698)
Kansas City Southern	(29)	(2,768)
United Parcel Service, Inc., Class B	(55)	(5,364)

		(31,143)

Utilities — (1.9)%
Alliant Energy Corp.	(65)	(2,746)
American Electric Power Co., Inc.	(5)	(374)
American Water Works Co., Inc.	(5)	(454)
CenterPoint Energy, Inc.	(65)	(1,835)
CMS Energy Corp.	(21)	(1,043)
Consolidated Edison, Inc.	(63)	(4,817)
Duke Energy Corp.	(55)	(4,747)
Entergy Corp.	(50)	(4,304)
NextEra Energy, Inc.	(54)	(9,386)
NiSource, Inc.	(99)	(2,510)
PG&E Corp.*	(141)	(3,349)
Public Service Enterprise Group, Inc.	(24)	(1,249)
SCANA Corp.	(40)	(1,911)
Xcel Energy, Inc.	(141)	(6,947)

		(45,672)

TOTAL COMMON STOCK (Proceeds $1,404,036)		(1,196,224)

TOTAL SECURITES SOLD SHORT - (50.5)%		(1,196,224)

(Proceeds $1,404,036)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		934,064

NET ASSETS - 100.0%		$2,367,752

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $22,365.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value

LONG POSITIONS — 184.5%
COMMON STOCKS — 184.5%
Automobiles & Components — 1.4%
BorgWarner, Inc.†	2,700	$93,800
General Motors Co.†	3,921	131,157
Goodyear Tire & Rubber Co. (The)	2,689	54,882
Harley-Davidson, Inc.(a)	2,111	72,027

		351,866

Banks — 0.1%
People’s United Financial, Inc.	858	12,381

Capital Goods — 30.1%
3M Co.†	3,683	701,759
Arconic, Inc.†	6,266	105,645
Caterpillar, Inc.†	3,414	433,817
Cummins, Inc.†	2,082	278,238
Dover Corp.†	1,710	121,324
Eaton Corp. PLC (Ireland)†	4,966	340,966
Emerson Electric Co.†	7,375	440,656
Flowserve Corp.(a)	134	5,095
Fortune Brands Home & Security, Inc.(a)	1,834	69,674
Honeywell International, Inc.†	7,693	1,016,399
Huntington Ingalls Industries, Inc.†	527	100,293
Illinois Tool Works, Inc.†(a)	3,745	474,454
Ingersoll-Rand PLC (Ireland)†	3,131	285,641
Jacobs Engineering Group, Inc.†	1,844	107,800
Johnson Controls International PLC (Ireland)†(b)	10,683	316,751
Lockheed Martin Corp.†	3,053	799,398
Parker-Hannifin Corp.†	1,694	252,643
Pentair PLC (Ireland)†	2,252	85,081
Raytheon Co.†	3,475	532,891
Rockwell Automation, Inc.†	897	134,981
Snap-on, Inc.(a)	636	92,404
United Technologies Corp.†	7,796	830,118
WW Grainger, Inc.(a)	235	66,355

		7,592,383

Commercial & Professional Services — 2.6%
Nielsen Holdings PLC (United Kingdom)†(a)	3,832	89,401
Republic Services, Inc.†	2,356	169,844
Robert Half International, Inc.†(a)	1,574	90,033
Waste Management, Inc.†	3,402	302,744

		652,022

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.8%
Capri Holdings Ltd. (British Virgin Islands)*	1,163	$44,101
Garmin Ltd. (Switzerland)†	2,295	145,319
Mohawk Industries, Inc.†(a)*	868	101,521
Newell Brands, Inc.(a)	4,153	77,204
Whirlpool Corp.(a)	786	84,000

		452,145

Consumer Services — 2.9%
Carnival Corp. (Panama)	6,358	313,449
McDonald’s Corp.†	702	124,654
Yum! Brands, Inc.†	3,288	302,233

		740,336

Diversified Financials — 9.4%
Affiliated Managers Group, Inc.	683	66,552
Berkshire Hathaway, Inc., Class B†*	1,690	345,064
BlackRock, Inc.†	1,860	730,645
Franklin Resources, Inc.(a)	6,406	190,002
Goldman Sachs Group, Inc. (The)†	3,286	548,926
Invesco Ltd. (Bermuda)†(a)	5,330	89,224
Moody’s Corp.(b)	509	71,280
Nasdaq, Inc.†	257	20,963
S&P Global, Inc.†	159	27,020
T Rowe Price Group, Inc.(b)	3,145	290,346

		2,380,022

Energy — 18.7%
Chevron Corp.†	8,056	876,412
ConocoPhillips†(b)	14,099	879,073
Devon Energy Corp.†	6,679	150,545
Exxon Mobil Corp.†	13,245	903,177
HollyFrontier Corp.†	2,262	115,633
Kinder Morgan, Inc.†	24,572	377,917
Occidental Petroleum Corp.†	9,361	574,578
Phillips 66†	5,980	515,177
Valero Energy Corp.†	4,297	322,146

		4,714,658

Food & Staples Retailing — 6.6%
Kroger Co. (The)†	651	17,902
Sysco Corp.†	5,802	363,553
Walgreens Boots Alliance, Inc.†	5,967	407,725
Walmart, Inc.†	9,504	885,298

		1,674,478

Food, Beverage & Tobacco — 13.4%
Altria Group, Inc.†	15,529	766,977

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Archer-Daniels-Midland Co.†	7,029	$287,978
General Mills, Inc.†	5,614	218,609
Kraft Heinz Co. (The)†(b)	12,725	547,684
Molson Coors Brewing Co., Class B†	2,416	135,683
PepsiCo, Inc.†	5,278	583,113
Philip Morris International, Inc.†	9,287	620,000
Tyson Foods, Inc., Class A†	4,173	222,838

		3,382,882

Health Care Equipment & Services — 9.7%
Anthem, Inc.†	907	238,206
Cardinal Health, Inc.†	2,844	126,843
Cigna Corp.†	3,556	675,356
HCA Healthcare, Inc.†	3,525	438,686
Humana, Inc.†	1,496	428,574
Laboratory Corp. of America Holdings†*	1,331	168,185
Quest Diagnostics, Inc.†(a)	1,573	130,984
UnitedHealth Group, Inc.†	475	118,332
WellCare Health Plans, Inc.†*	524	123,711

		2,448,877

Household & Personal Products — 7.2%
Church & Dwight Co., Inc.(b)	2,824	185,706
Clorox Co. (The)	761	117,301
Colgate-Palmolive Co.†	6,973	415,033
Kimberly-Clark Corp.	766	87,278
Procter & Gamble Co. (The)†	10,988	1,010,017

		1,815,335

Insurance — 5.2%
Aflac, Inc.†	404	18,406
Hartford Financial Services Group, Inc. (The)†	3,941	175,177
Loews Corp.†	3,572	162,597
Marsh & McLennan Cos., Inc.†(b)	6,062	483,444
Progressive Corp. (The)†	6,470	390,335
Torchmark Corp.†(a)	145	10,807
Unum Group	2,102	61,757

		1,302,523

Materials — 10.2%
Avery Dennison Corp	1,079	96,927
Celanese Corp.(a)	1,734	156,008
CF Industries Holdings, Inc.†	1,833	79,754
DowDuPont, Inc.†(b)	10,087	539,453
Eastman Chemical Co.†	1,624	118,731

	Number of Shares	Value

COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.†	1,746	$129,134
Freeport-McMoRan, Inc.†	18,802	193,849
International Paper Co.	5,252	211,971
LyondellBasell Industries NV, Class A (Netherlands)†	4,671	388,440
Mosaic Co. (The)†	4,998	145,992
Nucor Corp.†(a)	4,070	210,867
Packaging Corp. of America†	1,219	101,738
Sealed Air Corp.	1,135	39,543
Sherwin-Williams Co. (The)†	99	38,953
Westrock Co.†	3,288	124,155

		2,575,515

Media & Entertainment — 2.9%
Comcast Corp., Class A†	2,024	68,917
DISH Network Corp., Class A†(a)*	5,285	131,966
Interpublic Group of Cos., Inc. (The)†(a)	3,470	71,586
News Corp., Class A†	7,584	86,078
Viacom, Inc., Class B†	3,772	96,940
Walt Disney Co. (The)†	2,593	284,322

		739,809

Pharmaceuticals, Biotechnology & Life Sciences — 13.8%
AbbVie, Inc.†	5,204	479,757
Amgen, Inc.†	518	100,839
Biogen, Inc.†*	1,850	556,702
Celgene Corp.†*	9,062	580,784
Eli Lilly & Co.†	5,819	673,375
Gilead Sciences, Inc.†	6,768	423,338
Johnson & Johnson†(b)	2,866	369,857
Merck & Co., Inc.†	2,969	226,861
Nektar Therapeutics(a)*	1,878	61,730

		3,473,243

Real Estate — 2.2%
Duke Realty Corp., REIT	737	19,088
Equity Residential, REIT	720	47,527
Realty Income Corp., REIT†(a)	3,083	194,352
UDR, Inc., REIT†	2,432	96,356
Welltower, Inc., REIT(a)	81	5,622
Weyerhaeuser Co., REIT	9,045	197,724

		560,669

Retailing — 8.1%
Advance Auto Parts, Inc.†	817	128,645
Amazon.com, Inc.*	9	13,518

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.†*	308	$258,209
Dollar General Corp.†	519	56,094
eBay, Inc.†*	9,914	278,286
Genuine Parts Co.†	1,904	182,822
Home Depot, Inc. (The)†(b)	861	147,937
Kohl’s Corp.(a)	1,802	119,545
Lowe’s Cos., Inc.†	3,358	310,145
TJX Cos., Inc. (The)	9,272	414,829
Tractor Supply Co.(b)	1,561	130,250

		2,040,280

Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials, Inc.	11,598	379,719
KLA-Tencor Corp.†	1,984	177,548
Lam Research Corp.†	1,680	228,766
Micron Technology, Inc.†(b)*	15,723	498,891

		1,284,924

Software & Services — 11.0%
Accenture PLC, Class A (Ireland)†	3,234	456,026
Alliance Data Systems Corp.(a)	704	105,656
DXC Technology Co.†	3,621	192,529
International Business Machines Corp.†	7,931	901,517
PayPal Holdings, Inc.†*	12,553	1,055,582
Total System Services, Inc.†	2	163
Western Union Co. (The)	3,997	68,189

		2,779,662

Technology Hardware & Equipment — 10.8%
Amphenol Corp., Class A†	585	47,397
Apple, Inc.†	3,789	597,677
Cisco Systems, Inc.†	976	42,290
Corning, Inc.†	9,348	282,403
F5 Networks, Inc.†(a)*	588	95,274
FLIR Systems, Inc.†	1,630	70,970
Hewlett Packard Enterprise Co.	10,129	133,804
HP, Inc.†	19,191	392,648
Juniper Networks, Inc.†	2,583	69,509
Motorola Solutions, Inc.†	2,064	237,443
NetApp, Inc.†(a)	1,069	63,787
Seagate Technology PLC (Ireland)(a)	3,710	143,169
TE Connectivity Ltd. (Switzerland)†	4,471	338,142
Western Digital Corp.†(a)	3,748	138,564
Xerox Corp.	2,864	56,593

		2,709,670

	Number of Shares	Value

COMMON STOCKS — (Continued)
Telecommunication Services — 5.0%
CenturyLink, Inc.†(a)	11,635	$176,270
Verizon Communications, Inc.†	19,342	1,087,407

		1,263,677

Transportation — 3.7%
Alaska Air Group, Inc.	1,072	65,231
CSX Corp.†	8,846	549,602
Norfolk Southern Corp.†	574	85,836
United Continental Holdings, Inc.†*	2,837	237,542

		938,211

Utilities — 2.6%
FirstEnergy Corp.†	112	4,206
NRG Energy, Inc.†	3,830	151,668
Southern Co. (The)(b)	11,463	503,455

		659,329

TOTAL COMMON STOCKS (Cost $47,781,274)		46,544,897

TOTAL LONG POSITIONS - 184.5%		46,544,897
(Cost $47,781,274)

SHORT POSITIONS — (85.8)%
COMMON STOCKS — (85.8)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)	(1,583)	(97,465)
Ford Motor Co.	(874)	(6,686)

		(104,151)

Banks — (5.1)%
Bank of America Corp.	(4,371)	(107,700)
BB&T Corp.	(4,442)	(192,427)
Citigroup, Inc.	(2,915)	(151,755)
Citizens Financial Group, Inc.	(2,760)	(82,055)
Comerica, Inc.	(982)	(67,454)
Fifth Third Bancorp	(3,318)	(78,073)
Huntington Bancshares, Inc.	(6,328)	(75,430)
JPMorgan Chase & Co.	(618)	(60,329)
KeyCorp.	(6,169)	(91,178)
M&T Bank Corp.	(828)	(118,512)
Regions Financial Corp.	(6,329)	(84,682)
SunTrust Banks, Inc.	(2,721)	(137,247)
Zions Bancorp NA	(1,146)	(46,688)

		(1,293,530)

Capital Goods — (5.1)%
AO Smith Corp.	(496)	(21,179)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Deere & Co.	(72)	$(10,740)
Fastenal Co.	(1,620)	(84,710)
Fluor Corp.	(784)	(25,245)
General Dynamics Corp.	(1,774)	(278,891)
General Electric Co.	(22,679)	(171,680)
Harris Corp.	(296)	(39,856)
L3 Technologies, Inc.	(216)	(37,511)
Masco Corp.	(10)	(292)
Northrop Grumman Corp.	(1,040)	(254,696)
PACCAR, Inc.	(318)	(18,171)
Quanta Services, Inc.	(889)	(26,759)
Roper Technologies, Inc.	(431)	(114,870)
Stanley Black & Decker, Inc.	(620)	(74,239)
Textron, Inc.	(122)	(5,611)
United Rentals, Inc.*	(489)	(50,137)
Xylem, Inc.	(1,000)	(66,720)

		(1,281,307)

Commercial & Professional Services — (1.7)%
Cintas Corp.	(599)	(100,626)
Copart, Inc.*	(1,466)	(70,045)
Equifax, Inc.	(684)	(63,701)
IHS Markit Ltd. (Bermuda)*	(2,351)	(112,777)
Rollins, Inc.	(1,410)	(50,901)
Verisk Analytics, Inc.*	(380)	(41,435)

		(439,485)

Consumer Durables & Apparel — (2.2)%
DR Horton, Inc.	(2,152)	(74,588)
Hanesbrands, Inc.	(1,954)	(24,484)
Hasbro, Inc.	(763)	(61,994)
Leggett & Platt, Inc.	(3)	(108)
Mattel, Inc.*	(2,080)	(20,779)
NIKE, Inc., Class B	(19)	(1,409)
PulteGroup, Inc.	(499)	(12,969)
PVH Corp.	(428)	(39,783)
Ralph Lauren Corp.	(485)	(50,178)
Tapestry, Inc.	(1,722)	(58,118)
Under Armour, Inc., Class C*	(2,694)	(43,562)
VF Corp.	(2,379)	(169,718)

		(557,690)

Consumer Services — (2.2)%
Chipotle Mexican Grill, Inc.*	(11)	(4,750)
Darden Restaurants, Inc.	(666)	(66,507)
Marriott International, Inc., Class A	(1,400)	(151,984)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	(3,187)	$(77,317)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,308)	(55,446)
Royal Caribbean Cruises Ltd. (Liberia)	(1,252)	(122,433)
Wynn Resorts Ltd.	(631)	(62,412)

		(540,849)

Diversified Financials — (5.0)%
Ameriprise Financial, Inc.	(740)	(77,234)
Bank of New York Mellon Corp. (The)	(3,912)	(184,138)
Capital One Financial Corp.	(2,824)	(213,466)
Cboe Global Markets, Inc.	(672)	(65,742)
Charles Schwab Corp. (The)	(39)	(1,620)
CME Group, Inc.	(1,437)	(270,328)
Discover Financial Services	(1,997)	(117,783)
Jefferies Financial Group, Inc.	(1,806)	(31,352)
Northern Trust Corp.	(1,286)	(107,497)
Raymond James Financial, Inc.	(814)	(60,570)
State Street Corp.	(422)	(26,616)
Synchrony Financial	(4,183)	(98,133)

		(1,254,479)

Energy — (7.3)%
Anadarko Petroleum Corp.	(2,959)	(129,722)
Apache Corp.	(2,287)	(60,034)
Cabot Oil & Gas Corp.	(926)	(20,696)
Cimarex Energy Co.	(572)	(35,264)
Concho Resources, Inc.*	(1,200)	(123,348)
Diamondback Energy, Inc.	(591)	(54,786)
EOG Resources, Inc.	(3,473)	(302,880)
Halliburton Co.	(4,663)	(123,943)
Helmerich & Payne, Inc.	(653)	(31,305)
Marathon Oil Corp.	(5,021)	(72,001)
National Oilwell Varco, Inc.	(2,252)	(57,876)
Newfield Exploration Co.*	(1,201)	(17,607)
Noble Energy, Inc.	(2,899)	(54,385)
ONEOK, Inc.	(2,464)	(132,933)
Pioneer Natural Resources Co.	(1,021)	(134,282)
Schlumberger Ltd. (Curacao)	(7,943)	(286,583)
TechnipFMC PLC (United Kingdom)	(2,681)	(52,494)
Williams Cos., Inc. (The)	(7,249)	(159,840)

		(1,849,979)

Food & Staples Retailing — (0.4)%
Costco Wholesale Corp.	(543)	(110,615)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (1.9)%
Brown-Forman Corp., Class B	(2,896)	$(137,792)
Campbell Soup Co.	(633)	(20,883)
Conagra Brands, Inc.	(1,414)	(30,203)
Constellation Brands, Inc., Class A	(109)	(17,529)
JM Smucker Co. (The)	(685)	(64,041)
McCormick & Co., Inc., non-voting shares	(86)	(11,975)
Mondelez International, Inc., Class A	(1,974)	(79,019)
Monster Beverage Corp.*	(2,439)	(120,048)

		(481,490)

Health Care Equipment & Services — (7.6)%
ABIOMED, Inc.*	(265)	(86,136)
Align Technology, Inc.*	(476)	(99,689)
AmerisourceBergen Corp.	(467)	(34,745)
Baxter International, Inc.	(1,980)	(130,324)
Boston Scientific Corp.*	(4,886)	(172,671)
Cerner Corp.*	(2,029)	(106,401)
Cooper Cos., Inc. (The)	(247)	(62,862)
DaVita, Inc.*	(979)	(50,379)
DENTSPLY SIRONA, Inc.	(1,208)	(44,950)
Edwards Lifesciences Corp.*	(660)	(101,092)
Henry Schein, Inc.*	(210)	(16,489)
Hologic, Inc.*	(1,628)	(66,911)
IDEXX Laboratories, Inc.*	(516)	(95,986)
Intuitive Surgical, Inc.*	(581)	(278,253)
Stryker Corp.	(2,198)	(344,536)
Universal Health Services, Inc., Class B	(548)	(63,875)
Varian Medical Systems, Inc.*	(309)	(35,013)
Zimmer Biomet Holdings, Inc.	(1,222)	(126,746)

		(1,917,058)

Household & Personal Products — (1.2)%
Coty, Inc., Class A	(4,525)	(29,684)
Estee Lauder Cos., Inc. (The), Class A	(2,121)	(275,942)

		(305,626)

Insurance — (2.9)%
Allstate Corp. (The)	(361)	(29,828)
American International Group, Inc.	(4,479)	(176,516)
Brighthouse Financial, Inc.*	(709)	(21,610)
Everest Re Group Ltd. (Bermuda)	(177)	(38,544)
Lincoln National Corp.	(726)	(37,251)
MetLife, Inc.	(2,709)	(111,232)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Insurance — (Continued)
Principal Financial Group, Inc.	(974)	$(43,022)
Prudential Financial, Inc.	(1,895)	(154,537)
Willis Towers Watson PLC (Ireland)	(783)	(118,906)

		(731,446)

Materials — (3.9)%
Air Products & Chemicals, Inc.	(1,323)	(211,746)
Albemarle Corp.	(640)	(49,325)
Ball Corp.	(1,098)	(50,486)
Ecolab, Inc.	(1,380)	(203,343)
International Flavors & Fragrances, Inc.	(290)	(38,938)
Linde PLC (Ireland)	(1,069)	(166,807)
Martin Marietta Materials, Inc.	(378)	(64,967)
Newmont Mining Corp.	(3,216)	(111,434)
Vulcan Materials Co.	(757)	(74,792)

		(971,838)

Media & Entertainment — (7.8)%
Activision Blizzard, Inc.	(4,548)	(211,800)
Alphabet, Inc., Class A*	(366)	(382,454)
CBS Corp., Class B, non-voting shares	(2,248)	(98,283)
Charter Communications, Inc., Class A*	(1,043)	(297,224)
Electronic Arts, Inc.*	(1,411)	(111,342)
Facebook, Inc., Class A*	(2,248)	(294,690)
Netflix, Inc.*	(1,217)	(325,742)
Take-Two Interactive Software, Inc.*	(680)	(69,999)
TripAdvisor, Inc.*	(662)	(35,708)
Twitter, Inc.*	(4,549)	(130,738)

		(1,957,980)

Pharmaceuticals, Biotechnology & Life Sciences — (6.9)%
Agilent Technologies, Inc.	(1,001)	(67,527)
Alexion Pharmaceuticals, Inc.*	(1,336)	(130,073)
Allergan PLC (Ireland)	(2,031)	(271,462)
Illumina, Inc.*	(644)	(193,155)
Incyte Corp.*	(1,228)	(78,089)
IQVIA Holdings, Inc.*	(1,193)	(138,591)
Mettler-Toledo International, Inc.*	(135)	(76,353)
Mylan NV (Netherlands)*	(1,267)	(34,716)
PerkinElmer, Inc.	(224)	(17,595)
Perrigo Co. PLC (Ireland)	(820)	(31,775)
Regeneron Pharmaceuticals, Inc.*	(611)	(228,208)
Vertex Pharmaceuticals, Inc.*	(1,540)	(255,193)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Waters Corp.*	(415)	$(78,290)
Zoetis, Inc.	(1,563)	(133,699)

		(1,734,726)

Real Estate — (5.8)%
American Tower Corp., REIT	(2,118)	(335,046)
AvalonBay Communities, Inc., REIT	(130)	(22,626)
Boston Properties, Inc., REIT	(557)	(62,690)
CBRE Group, Inc., Class A*	(1,943)	(77,798)
Crown Castle International Corp., REIT	(1,548)	(168,159)
Equinix, Inc., REIT	(482)	(169,934)
Essex Property Trust, Inc., REIT	(300)	(73,563)
Federal Realty Investment Trust, REIT	(246)	(29,038)
HCP, Inc., REIT	(1,341)	(37,454)
Host Hotels & Resorts, Inc., REIT	(4,340)	(72,348)
Iron Mountain, Inc., REIT	(1,480)	(47,967)
Kimco Realty Corp., REIT	(2,541)	(37,226)
Macerich Co. (The), REIT	(846)	(36,615)
Prologis, Inc., REIT	(991)	(58,192)
Regency Centers Corp., REIT	(716)	(42,015)
SBA Communications Corp., REIT*	(688)	(111,380)
SL Green Realty Corp., REIT	(510)	(40,331)
Ventas, Inc., REIT	(850)	(49,802)

		(1,472,184)

Retailing — (2.3)%
Best Buy Co., Inc.	(36)	(1,907)
CarMax, Inc.*	(1,046)	(65,616)
Dollar Tree, Inc.*	(716)	(64,669)
Expedia Group, Inc.	(295)	(33,232)
Foot Locker, Inc.	(684)	(36,389)
Gap, Inc. (The)	(2,190)	(56,414)
L Brands, Inc.	(1,658)	(42,561)
LKQ Corp.*	(1,898)	(45,040)
Macy’s, Inc.	(1,851)	(55,123)
Ross Stores, Inc.	(351)	(29,203)
Tiffany & Co.	(726)	(58,450)
Ulta Beauty, Inc.*	(353)	(86,429)

		(575,033)

Semiconductors & Semiconductor Equipment — (3.3)%
Advanced Micro Devices, Inc.*	(6,461)	(119,270)
Analog Devices, Inc.	(759)	(65,145)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Broadcom, Inc.	(8)	$(2,034)
Maxim Integrated Products, Inc.	(217)	(11,034)
Microchip Technology, Inc.	(1,464)	(105,291)
NVIDIA Corp.	(1,671)	(223,078)
Qorvo, Inc.*	(750)	(45,548)
QUALCOMM, Inc.	(3,059)	(174,088)
Skyworks Solutions, Inc.	(1,051)	(70,438)
Xilinx, Inc.	(220)	(18,737)

		(834,663)

Software & Services — (6.9)%
Adobe, Inc.*	(1,155)	(261,307)
Akamai Technologies, Inc.*	(959)	(58,576)
ANSYS, Inc.*	(415)	(59,320)
Autodesk, Inc.*	(305)	(39,226)
Cadence Design Systems, Inc.*	(1,162)	(50,524)
Citrix Systems, Inc.	(7)	(717)
Fidelity National Information Services, Inc.	(1,472)	(150,954)
Fiserv, Inc.*	(2,082)	(153,006)
FleetCor Technologies, Inc.*	(457)	(84,874)
Fortinet, Inc.*	(524)	(36,905)
Gartner, Inc.*	(545)	(69,673)
Global Payments, Inc.	(953)	(98,283)
Intuit, Inc.	(1,225)	(241,141)
Red Hat, Inc.*	(477)	(83,780)
salesforce.com, Inc.*	(779)	(106,700)
Symantec Corp.	(3,809)	(71,971)
Synopsys, Inc.*	(769)	(64,781)
VeriSign, Inc.*	(642)	(95,202)

		(1,726,940)

Technology Hardware & Equipment — (0.5)%
Arista Networks, Inc.*	(468)	(98,608)
IPG Photonics Corp.*	(319)	(36,140)

		(134,748)

Transportation — (2.2)%
American Airlines Group, Inc.	(1,729)	(55,518)
CH Robinson Worldwide, Inc.	(822)	(69,122)
Delta Air Lines, Inc.	(3,128)	(156,087)
JB Hunt Transport Services, Inc.	(651)	(60,569)
Kansas City Southern	(595)	(56,793)
Southwest Airlines Co.	(417)	(19,382)
United Parcel Service, Inc., Class B	(1,499)	(146,197)

		(563,668)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (3.2)%
Alliant Energy Corp.	(1,260)	$(53,235)
American Electric Power Co., Inc.	(77)	(5,755)
American Water Works Co., Inc.	(51)	(4,629)
CenterPoint Energy, Inc.	(251)	(7,086)
CMS Energy Corp.	(495)	(24,577)
Consolidated Edison, Inc.	(1,203)	(91,981)
Duke Energy Corp.	(794)	(68,522)
Entergy Corp.	(1,091)	(93,902)
NextEra Energy, Inc.	(762)	(132,451)
NiSource, Inc.	(2,189)	(55,491)
PG&E Corp.*	(3,117)	(74,029)
Public Service Enterprise Group, Inc.	(337)	(17,541)
SCANA Corp.	(858)	(40,995)
Xcel Energy, Inc.	(2,800)	(137,956)

		(808,150)

TOTAL COMMON STOCK (Proceeds $26,362,999)		(21,647,635)

TOTAL SECURITIES SOLD SHORT - (85.8)%		(21,647,635)

(Proceeds $26,362,999)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		326,272

NET ASSETS - 100.0%		$25,223,534

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $2,235,216.
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.6%
COMMON STOCKS — 139.6%
Automobiles & Components — 1.5%
BorgWarner, Inc.	150	$5,211
Ford Motor Co.†	2,868	21,940
General Motors Co.†	78	2,609
Goodyear Tire & Rubber Co. (The)	169	3,449
Harley-Davidson, Inc.(a)	118	4,026

		37,235

Banks — 0.2%
JPMorgan Chase & Co.	31	3,026
People’s United Financial, Inc.	88	1,270
PNC Financial Services Group, Inc. (The)	6	701
US Bancorp	20	914

		5,911

Capital Goods — 19.9%
3M Co.†	299	56,971
Allegion PLC (Ireland)(a)	1	80
AMETEK, Inc.	5	339
AO Smith Corp.	123	5,252
Arconic, Inc.	386	6,508
Boeing Co. (The)	10	3,225
Caterpillar, Inc.†	116	14,740
Cummins, Inc.†	116	15,502
Dover Corp.	106	7,521
Eaton Corp. PLC (Ireland)	311	21,353
Emerson Electric Co.†	450	26,888
Flowserve Corp.	19	722
Fluor Corp.	102	3,284
Fortive Corp.	41	2,774
Fortune Brands Home & Security, Inc.	103	3,913
Honeywell International, Inc.	518	68,438
Huntington Ingalls Industries, Inc.	30	5,709
Illinois Tool Works, Inc.	238	30,152
Ingersoll-Rand PLC (Ireland)†	196	17,881
Jacobs Engineering Group, Inc.	103	6,021
Johnson Controls International PLC (Ireland)†	664	19,688
Lockheed Martin Corp.†	204	53,415
Masco Corp.	219	6,404
Parker-Hannifin Corp.†	96	14,317
Pentair PLC (Ireland)	126	4,760
Raytheon Co.†	205	31,437
Rockwell Automation, Inc.	24	3,612
Snap-on, Inc.(a)	45	6,538

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Textron, Inc.	29	$1,334
TransDigm Group, Inc.*	1	340
United Technologies Corp.	574	61,120
WW Grainger, Inc.†	23	6,494

		506,732

Commercial & Professional Services — 1.0%
Nielsen Holdings PLC (United Kingdom)	255	5,949
Republic Services, Inc.†	124	8,939
Robert Half International, Inc.	89	5,091
Waste Management, Inc.†	50	4,450

		24,429

Consumer Durables & Apparel — 1.3%
Garmin Ltd. (Switzerland)†	146	9,245
Hanesbrands, Inc.	259	3,245
Leggett & Platt, Inc.(a)	50	1,792
Lennar Corp., Class A	38	1,488
Mohawk Industries, Inc.*	54	6,316
Newell Brands, Inc.(a)	334	6,209
Whirlpool Corp.	47	5,023

		33,318

Consumer Services — 2.0%
Carnival Corp. (Panama)	494	24,354
H&R Block, Inc.(a)	23	584
Hilton Worldwide Holdings, Inc.	4	287
McDonald’s Corp.†	45	7,991
Starbucks Corp.	15	966
Yum! Brands, Inc.†	190	17,465

		51,647

Diversified Financials — 8.9%
Affiliated Managers Group, Inc.	39	3,800
American Express Co.	9	858
Berkshire Hathaway, Inc., Class B†*	336	68,605
BlackRock, Inc.†	116	45,567
Charles Schwab Corp. (The)	15	623
E*TRADE Financial Corp.	3	132
Franklin Resources, Inc.†(a)	423	12,546
Goldman Sachs Group, Inc. (The)	261	43,600
Intercontinental Exchange, Inc.	9	678
Invesco Ltd. (Bermuda)	298	4,989
Moody’s Corp.†	73	10,223
Morgan Stanley	21	833
MSCI, Inc.	2	295

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Nasdaq, Inc.†	3	$245
S&P Global, Inc.†	5	850
State Street Corp.	271	17,092
T Rowe Price Group, Inc.†	183	16,895

		227,831

Energy — 11.5%
Chevron Corp.†	432	46,997
ConocoPhillips†	930	57,986
Devon Energy Corp.	370	8,340
Exxon Mobil Corp.†	875	59,666
Hess Corp.†	6	243
HollyFrontier Corp.	138	7,055
Kinder Morgan, Inc.†	1,537	23,639
Marathon Petroleum Corp.	8	472
National Oilwell Varco, Inc.	229	5,885
Occidental Petroleum Corp.†	540	33,145
Phillips 66†	381	32,823
Valero Energy Corp.†	211	15,819

		292,070

Food & Staples Retailing — 5.3%
Kroger Co. (The)†	10	275
Sysco Corp.†	374	23,435
Walgreens Boots Alliance, Inc.†	376	25,692
Walmart, Inc.†	934	87,002

		136,404

Food, Beverage & Tobacco — 10.6%
Altria Group, Inc.†	1,173	57,934
Archer-Daniels-Midland Co.†	453	18,559
Coca-Cola Co. (The)	67	3,172
Constellation Brands, Inc., Class A	135	21,711
General Mills, Inc.	427	16,627
Hormel Foods Corp.(a)	8	341
Kellogg Co.	6	342
Kraft Heinz Co. (The)†	792	34,088
Lamb Weston Holdings, Inc.	2	147
Molson Coors Brewing Co., Class B	156	8,761
PepsiCo, Inc.†	324	35,796
Philip Morris International, Inc.†	871	58,148
Tyson Foods, Inc., Class A†	264	14,098

		269,724

Health Care Equipment & Services — 6.2%
Abbott Laboratories	28	2,025
Anthem, Inc.†	47	12,344

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.	117	$5,218
Centene Corp.*	4	461
Cigna Corp.†	227	43,112
CVS Health Corp.	24	1,573
Danaher Corp.	79	8,146
HCA Healthcare, Inc.†	121	15,058
Henry Schein, Inc.(a)*	2	157
Humana, Inc.†	101	28,934
Laboratory Corp. of America Holdings†*	74	9,351
McKesson Corp.	3	331
Medtronic PLC (Ireland)†	23	2,092
Quest Diagnostics, Inc.	99	8,244
ResMed, Inc.	1	114
UnitedHealth Group, Inc.†	43	10,712
WellCare Health Plans, Inc.*	39	9,208

		157,080

Household & Personal Products — 4.1%
Church & Dwight Co., Inc.	97	6,379
Clorox Co. (The)(a)	22	3,391
Colgate-Palmolive Co.†	386	22,975
Kimberly-Clark Corp.†	34	3,874
Procter & Gamble Co. (The)†	749	68,848

		105,467

Insurance — 2.6%
Aflac, Inc.	8	364
Aon PLC (United Kingdom)	4	581
Arthur J Gallagher & Co.	4	295
Chubb Ltd. (Switzerland)	5	646
Cincinnati Financial Corp.	2	155
Hartford Financial Services Group, Inc. (The)	247	10,979
Loews Corp.	77	3,505
Marsh & McLennan Cos., Inc.†	379	30,225
Progressive Corp. (The)†	298	17,978
Torchmark Corp.	2	149
Travelers Cos., Inc. (The)	3	359
Unum Group	60	1,763

		66,999

Materials — 6.0%
Avery Dennison Corp.	64	5,749
Celanese Corp.	96	8,637
CF Industries Holdings, Inc.	46	2,001

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
DowDuPont, Inc.†	728	$38,933
Eastman Chemical Co.	102	7,457
FMC Corp.	97	7,174
Freeport-McMoRan, Inc.†	1,045	10,774
International Paper Co.†	293	11,825
LyondellBasell Industries NV, Class A (Netherlands)†	279	23,202
Mosaic Co. (The)	308	8,997
Nucor Corp.†	252	13,056
Packaging Corp. of America	75	6,260
PPG Industries, Inc.†	3	307
Sealed Air Corp.(a)	19	662
Westrock Co.	184	6,948

		151,982

Media & Entertainment — 5.8%
Alphabet, Inc., Class A†*	61	63,743
Comcast Corp., Class A	96	3,269
Discovery, Inc., Class A(a)*	50	1,237
DISH Network Corp., Class A*	175	4,370
Facebook, Inc., Class A†*	210	27,529
Interpublic Group of Cos., Inc. (The)	147	3,033
News Corp., Class A†	467	5,300
Omnicom Group, Inc.†	3	220
Twenty-First Century Fox, Inc., Class A	6	289
Viacom, Inc., Class B	267	6,862
Walt Disney Co. (The)†	291	31,908

		147,760

Pharmaceuticals, Biotechnology & Life Sciences — 11.8%
AbbVie, Inc.†	308	28,395
Amgen, Inc.†	29	5,645
Biogen, Inc.†*	115	34,606
Bristol-Myers Squibb Co.	27	1,403
Celgene Corp.†*	503	32,237
Eli Lilly & Co.†	598	69,201
Gilead Sciences, Inc.†	276	17,264
Johnson & Johnson†	578	74,591
Merck & Co., Inc.†	388	29,647
Nektar Therapeutics(a)*	120	3,944
Pfizer, Inc.	96	4,190
Thermo Fisher Scientific, Inc.	4	895

		302,018

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 1.1%
Alexandria Real Estate Equities, Inc., REIT	1	$115
Apartment Investment & Management Co., Class A, REIT	2	88
AvalonBay Communities, Inc., REIT	1	174
Duke Realty Corp., REIT	5	130
Equity Residential, REIT	5	330
Extra Space Storage, Inc., REIT	2	181
Mid-America Apartment Communities, Inc., REIT	1	96
Public Storage, REIT	3	607
Realty Income Corp., REIT†(a)	211	13,301
Simon Property Group, Inc., REIT	4	672
UDR, Inc., REIT	17	674
Vornado Realty Trust, REIT	2	124
Welltower, Inc., REIT	5	347
Weyerhaeuser Co., REIT†	540	11,804

		28,643

Retailing — 7.4%
Advance Auto Parts, Inc.	59	9,290
Amazon.com, Inc.†*	44	66,087
AutoZone, Inc.*	10	8,383
Booking Holdings, Inc.†*	3	5,167
Dollar General Corp.†	24	2,594
eBay, Inc.†*	694	19,481
Foot Locker, Inc.	95	5,054
Genuine Parts Co.	117	11,234
Home Depot, Inc. (The)†	43	7,388
Kohl’s Corp.(a)	130	8,624
Lowe’s Cos., Inc.†	60	5,542
Nordstrom, Inc.(a)	3	140
O’Reilly Automotive, Inc.*	1	344
TJX Cos., Inc. (The)†	802	35,881
Tractor Supply Co.	32	2,670

		187,879

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.†	691	22,623
Intel Corp.	77	3,614
KLA-Tencor Corp.	110	9,844
Lam Research Corp.†	114	15,523
Micron Technology, Inc.†*	879	27,891
Texas Instruments, Inc.	17	1,607

		81,102

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 8.9%
Accenture PLC, Class A (Ireland)†	147	$20,728
Alliance Data Systems Corp.	40	6,003
Automatic Data Processing, Inc.†	9	1,180
Broadridge Financial Solutions, Inc.	2	193
Citrix Systems, Inc.	2	205
Cognizant Technology Solutions Corp., Class A	67	4,253
DXC Technology Co.	204	10,847
International Business Machines Corp.†	618	70,248
Mastercard, Inc., Class A	14	2,641
Microsoft Corp.†	321	32,604
PayPal Holdings, Inc.†*	851	71,561
Visa, Inc., Class A†	38	5,014
Western Union Co. (The)	159	2,713

		228,190

Technology Hardware & Equipment — 10.9%
Amphenol Corp., Class A	15	1,215
Apple, Inc.†	1,009	159,160
Cisco Systems, Inc.†	80	3,466
Corning, Inc.†	628	18,972
F5 Networks, Inc.†*	36	5,833
FLIR Systems, Inc.	100	4,354
Hewlett Packard Enterprise Co.	421	5,561
HP, Inc.†	1,265	25,882
Juniper Networks, Inc.	11	296
Motorola Solutions, Inc.†	130	14,955
NetApp, Inc.†	5	298
Seagate Technology PLC (Ireland)†	206	7,950
TE Connectivity Ltd. (Switzerland)†	249	18,832
Western Digital Corp.	208	7,690
Xerox Corp.	176	3,478

		277,942

Telecommunication Services — 4.3%
AT&T, Inc.	99	2,825
CenturyLink, Inc.†	416	6,302
Verizon Communications, Inc.†	1,808	101,646

		110,773

Transportation — 2.7%
Alaska Air Group, Inc.(a)	34	2,069
American Airlines Group, Inc.	331	10,628
CSX Corp.†	526	32,680

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	4	$272
Norfolk Southern Corp.	7	1,047
Southwest Airlines Co.	72	3,347
Union Pacific Corp.	13	1,797
United Continental Holdings, Inc.†*	217	18,169

		70,009

Utilities — 2.4%
AES Corp.	75	1,085
Ameren Corp.	3	196
Dominion Energy, Inc.	9	643
DTE Energy Co.	2	221
Eversource Energy	3	195
Exelon Corp.	142	6,404
FirstEnergy Corp.†	187	7,022
NRG Energy, Inc.	242	9,583
Pinnacle West Capital Corp.	31	2,641
PPL Corp.(a)	8	227
Southern Co. (The)†	744	32,676
WEC Energy Group, Inc.	5	346

		61,239

TOTAL COMMON STOCKS (Cost $3,646,021)		3,562,384

TOTAL LONG POSITIONS - 139.6%		3,562,384

(Cost $3,646,021)

SHORT POSITIONS — (40.9)%
COMMON STOCKS — (40.9)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(66)	(4,064)

Banks — (1.9)%
Bank of America Corp.	(24)	(591)
BB&T Corp.	(190)	(8,231)
Citigroup, Inc.	(109)	(5,675)
Citizens Financial Group, Inc.	(109)	(3,241)
Comerica, Inc.	(42)	(2,885)
Fifth Third Bancorp.	(161)	(3,788)
Huntington Bancshares, Inc.	(265)	(3,159)
KeyCorp.	(262)	(3,872)
M&T Bank Corp.	(36)	(5,153)
Regions Financial Corp.	(266)	(3,559)
SunTrust Banks, Inc.	(116)	(5,851)
Wells Fargo & Co.	(6)	(275)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Zions Bancorp NA	(49)	$(1,996)

		(48,276)

Capital Goods — (2.5)%
Deere & Co.	(21)	(3,133)
Fastenal Co.	(71)	(3,713)
General Dynamics Corp.	(74)	(11,634)
General Electric Co.	(1,534)	(11,612)
Harris Corp.	(30)	(4,039)
L3 Technologies, Inc.	(1)	(174)
Northrop Grumman Corp.	(43)	(10,531)
PACCAR, Inc.	(38)	(2,171)
Quanta Services, Inc.	(37)	(1,114)
Roper Technologies, Inc.	(27)	(7,196)
Stanley Black & Decker, Inc.	(37)	(4,430)
United Rentals, Inc.*	(19)	(1,948)
Xylem, Inc.	(41)	(2,736)

		(64,431)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(25)	(4,200)
Copart, Inc.*	(62)	(2,962)
Equifax, Inc.	(31)	(2,887)
IHS Markit Ltd. (Bermuda)*	(100)	(4,797)
Rollins, Inc.	(82)	(2,960)
Verisk Analytics, Inc.*	(22)	(2,399)

		(20,205)

Consumer Durables & Apparel — (1.3)%
Capri Holdings Ltd. (British Virgin Islands)*	(16)	(607)
DR Horton, Inc.	(95)	(3,293)
Hasbro, Inc.	(31)	(2,519)
Mattel, Inc.*	(86)	(859)
NIKE, Inc., Class B	(118)	(8,749)
PulteGroup, Inc.	(71)	(1,845)
PVH Corp.	(18)	(1,673)
Ralph Lauren Corp.	(19)	(1,966)
Tapestry, Inc.	(72)	(2,430)
Under Armour, Inc., Class C*	(112)	(1,811)
VF Corp.	(99)	(7,063)

		(32,815)

Consumer Services — (1.1)%
Chipotle Mexican Grill, Inc.*	(7)	(3,023)
Darden Restaurants, Inc.	(32)	(3,196)
Marriott International, Inc., Class A	(84)	(9,119)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	(134)	$(3,251)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(56)	(2,374)
Royal Caribbean Cruises Ltd. (Liberia)	(51)	(4,987)
Wynn Resorts Ltd.	(27)	(2,671)

		(28,621)

Diversified Financials — (2.2)%
Ameriprise Financial, Inc.	(31)	(3,235)
Bank of New York Mellon Corp. (The)	(184)	(8,661)
Capital One Financial Corp.	(120)	(9,071)
Cboe Global Markets, Inc.	(28)	(2,739)
CME Group, Inc.	(83)	(15,614)
Discover Financial Services	(83)	(4,895)
Jefferies Financial Group, Inc.	(78)	(1,354)
Northern Trust Corp.	(57)	(4,765)
Raymond James Financial, Inc.	(33)	(2,456)
Synchrony Financial	(170)	(3,988)

		(56,778)

Energy — (2.8)%
Anadarko Petroleum Corp.	(122)	(5,348)
Apache Corp.	(96)	(2,520)
Cabot Oil & Gas Corp.	(108)	(2,414)
Cimarex Energy Co.	(24)	(1,480)
Concho Resources, Inc.*	(51)	(5,242)
Diamondback Energy, Inc.	(25)	(2,317)
EOG Resources, Inc.	(146)	(12,733)
Halliburton Co.	(66)	(1,754)
Helmerich & Payne, Inc.	(28)	(1,342)
Marathon Oil Corp.	(207)	(2,968)
Newfield Exploration Co.*	(51)	(748)
Noble Energy, Inc.	(120)	(2,251)
ONEOK, Inc.	(105)	(5,665)
Pioneer Natural Resources Co.	(43)	(5,655)
Schlumberger Ltd. (Curacao)	(317)	(11,437)
TechnipFMC PLC (United Kingdom)	(105)	(2,056)
Williams Cos., Inc. (The)	(307)	(6,769)

		(72,699)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(12)	(2,445)

Food, Beverage & Tobacco — (1.1)%
Brown-Forman Corp., Class B	(122)	(5,805)
Campbell Soup Co.	(76)	(2,507)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.	(116)	$(2,478)
Hershey Co. (The)	(8)	(857)
JM Smucker Co. (The)	(28)	(2,618)
McCormick & Co., Inc., non-voting shares	(28)	(3,899)
Mondelez International, Inc., Class A	(108)	(4,323)
Monster Beverage Corp.*	(123)	(6,054)

		(28,541)

Health Care Equipment & Services — (3.8)%
ABIOMED, Inc.*	(11)	(3,575)
Align Technology, Inc.*	(20)	(4,189)
AmerisourceBergen Corp.	(25)	(1,860)
Baxter International, Inc.	(132)	(8,688)
Becton Dickinson and Co.	(5)	(1,127)
Boston Scientific Corp.*	(347)	(12,263)
Cerner Corp.*	(86)	(4,510)
Cooper Cos., Inc. (The)	(12)	(3,054)
DaVita, Inc.*	(37)	(1,904)
DENTSPLY SIRONA, Inc.	(50)	(1,860)
Edwards Lifesciences Corp.*	(52)	(7,965)
Hologic, Inc.*	(69)	(2,836)
IDEXX Laboratories, Inc.*	(22)	(4,092)
Intuitive Surgical, Inc.*	(27)	(12,931)
Stryker Corp.	(95)	(14,891)
Universal Health Services, Inc., Class B	(24)	(2,797)
Varian Medical Systems, Inc.*	(23)	(2,606)
Zimmer Biomet Holdings, Inc.	(51)	(5,290)

		(96,438)

Household & Personal Products — (0.5)%
Coty, Inc., Class A	(189)	(1,240)
Estee Lauder Cos., Inc. (The), Class A	(91)	(11,839)

		(13,079)

Insurance — (1.1)%
Allstate Corp. (The)	(14)	(1,157)
American International Group, Inc.	(179)	(7,054)
Brighthouse Financial, Inc.*	(30)	(914)
Everest Re Group Ltd. (Bermuda)	(10)	(2,178)
Lincoln National Corp.	(19)	(975)
MetLife, Inc.	(129)	(5,297)
Principal Financial Group, Inc.	(2)	(88)
Prudential Financial, Inc.	(57)	(4,648)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Willis Towers Watson PLC (Ireland)	(32)	$(4,860)

		(27,171)

Materials — (1.9)%
Air Products & Chemicals, Inc.	(54)	(8,643)
Albemarle Corp.	(25)	(1,927)
Ball Corp.	(56)	(2,575)
Ecolab, Inc.	(72)	(10,609)
International Flavors & Fragrances, Inc.	(24)	(3,222)
Linde PLC (Ireland)	(63)	(9,831)
Martin Marietta Materials, Inc.	(15)	(2,578)
Newmont Mining Corp.	(133)	(4,608)
Vulcan Materials Co.	(34)	(3,359)

		(47,352)

Media & Entertainment — (2.0)%
Activision Blizzard, Inc.	(193)	(8,988)
CBS Corp., Class B, non-voting shares	(94)	(4,110)
Charter Communications, Inc., Class A*	(48)	(13,679)
Electronic Arts, Inc.*	(44)	(3,472)
Netflix, Inc.*	(43)	(11,509)
Take-Two Interactive Software, Inc.*	(29)	(2,985)
TripAdvisor, Inc.*	(35)	(1,888)
Twitter, Inc.*	(192)	(5,518)

		(52,149)

Pharmaceuticals, Biotechnology & Life Sciences — (3.2)%
Agilent Technologies, Inc.	(81)	(5,464)
Alexion Pharmaceuticals, Inc.*	(56)	(5,452)
Allergan PLC (Ireland)	(85)	(11,361)
Illumina, Inc.*	(27)	(8,098)
Incyte Corp.*	(55)	(3,497)
IQVIA Holdings, Inc.*	(51)	(5,925)
Mettler-Toledo International, Inc.*	(6)	(3,393)
Mylan NV (Netherlands)*	(62)	(1,699)
PerkinElmer, Inc.	(28)	(2,199)
Perrigo Co. PLC (Ireland)	(34)	(1,317)
Regeneron Pharmaceuticals, Inc.*	(31)	(11,578)
Vertex Pharmaceuticals, Inc.*	(66)	(10,937)
Waters Corp.*	(19)	(3,584)
Zoetis, Inc.	(96)	(8,212)

		(82,716)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (3.1)%
American Tower Corp., REIT	(112)	$(17,717)
Boston Properties, Inc., REIT	(36)	(4,052)
CBRE Group, Inc., Class A*	(85)	(3,403)
Crown Castle International Corp., REIT	(105)	(11,406)
Digital Realty Trust, Inc., REIT	(3)	(320)
Equinix, Inc., REIT	(20)	(7,051)
Essex Property Trust, Inc., REIT	(16)	(3,923)
Federal Realty Investment Trust, REIT	(18)	(2,125)
HCP, Inc., REIT	(59)	(1,648)
Host Hotels & Resorts, Inc., REIT	(185)	(3,084)
Iron Mountain, Inc., REIT	(72)	(2,334)
Kimco Realty Corp., REIT	(107)	(1,568)
Macerich Co. (The), REIT	(35)	(1,515)
Prologis, Inc., REIT	(70)	(4,110)
Regency Centers Corp., REIT	(42)	(2,465)
SBA Communications Corp., REIT*	(29)	(4,695)
SL Green Realty Corp., REIT	(21)	(1,661)
Ventas, Inc., REIT	(87)	(5,097)

		(78,174)

Retailing — (1.3)%
Best Buy Co., Inc.	(28)	(1,483)
CarMax, Inc.*	(43)	(2,697)
Dollar Tree, Inc.*	(59)	(5,329)
Expedia Group, Inc.	(40)	(4,506)
Gap, Inc. (The)	(97)	(2,499)
L Brands, Inc.	(68)	(1,746)
LKQ Corp.*	(80)	(1,898)
Macy’s, Inc.	(76)	(2,263)
Ross Stores, Inc.	(4)	(333)
Target Corp.	(54)	(3,569)
Tiffany & Co.	(30)	(2,415)
Ulta Beauty, Inc.*	(15)	(3,673)

		(32,411)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(274)	(5,058)
Analog Devices, Inc.	(53)	(4,549)
Broadcom, Inc.	(53)	(13,477)
Maxim Integrated Products, Inc.	(53)	(2,695)
Microchip Technology, Inc.	(67)	(4,819)
NVIDIA Corp.	(62)	(8,277)
Qorvo, Inc.*	(31)	(1,883)
QUALCOMM, Inc.	(186)	(10,585)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	(45)	$(3,016)
Xilinx, Inc.	(48)	(4,088)

		(58,447)

Software & Services — (4.0)%
Adobe, Inc.*	(46)	(10,407)
Akamai Technologies, Inc.*	(40)	(2,443)
ANSYS, Inc.*	(20)	(2,859)
Autodesk, Inc.*	(55)	(7,074)
Cadence Design Systems, Inc.*	(72)	(3,131)
Fidelity National Information Services, Inc.	(65)	(6,666)
Fiserv, Inc.*	(102)	(7,496)
FleetCor Technologies, Inc.*	(23)	(4,272)
Fortinet, Inc.*	(24)	(1,690)
Gartner, Inc.*	(24)	(3,068)
Global Payments, Inc.	(41)	(4,228)
Intuit, Inc.	(63)	(12,402)
Oracle Corp.	(31)	(1,400)
Paychex, Inc.	(59)	(3,844)
Red Hat, Inc.*	(46)	(8,079)
salesforce.com, Inc.*	(65)	(8,903)
Symantec Corp.	(158)	(2,985)
Synopsys, Inc.*	(38)	(3,201)
Total System Services, Inc.	(45)	(3,658)
VeriSign, Inc.*	(31)	(4,597)

		(102,403)

Technology Hardware & Equipment — (0.3)%
Arista Networks, Inc.*	(19)	(4,003)
IPG Photonics Corp.*	(14)	(1,586)
Keysight Technologies, Inc.*	(29)	(1,800)

		(7,389)

Transportation — (0.9)%
CH Robinson Worldwide, Inc.	(34)	(2,859)
Delta Air Lines, Inc.	(129)	(6,437)
FedEx Corp.	(32)	(5,163)
JB Hunt Transport Services, Inc.	(27)	(2,512)
Kansas City Southern	(27)	(2,577)
United Parcel Service, Inc., Class B	(47)	(4,584)

		(24,132)

Utilities — (2.5)%
Alliant Energy Corp.	(59)	(2,493)
American Electric Power Co., Inc.	(70)	(5,232)
American Water Works Co., Inc.	(20)	(1,815)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
CenterPoint Energy, Inc.	(109)	$(3,077)
CMS Energy Corp.	(72)	(3,575)
Consolidated Edison, Inc.	(79)	(6,040)
Duke Energy Corp.	(76)	(6,559)
Edison International	(5)	(284)
Entergy Corp.	(46)	(3,959)
Evergy, Inc.	(32)	(1,817)
NextEra Energy, Inc.	(36)	(6,258)
NiSource, Inc.	(91)	(2,307)
PG&E Corp.*	(130)	(3,087)
Public Service Enterprise Group, Inc.	(100)	(5,205)
SCANA Corp.	(36)	(1,720)
Sempra Energy	(26)	(2,813)
Xcel Energy, Inc.	(131)	(6,454)

		(62,695)

TOTAL COMMON STOCKS (Proceeds $1,219,031)		(1,043,431)

TOTAL SECURITES SOLD SHORT - (40.9)%		(1,043,431)

(Proceeds $1,219,031)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		32,027

NET ASSETS - 100.0%		$2,550,980

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $34,910.
*	Non-income producing.

PLC Public	Limited Company
REIT Real	Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 121.6%
COMMON STOCKS — 121.6%
Automobiles & Components — 1.0%
BorgWarner, Inc.†	520	$18,065
General Motors Co.†	1,291	43,184
Goodyear Tire & Rubber Co. (The)†	581	11,858
Harley-Davidson, Inc.†(a)	406	13,853

		86,960

Banks — 1.1%
People’s United Financial, Inc.†	853	12,309
PNC Financial Services Group, Inc. (The)†	303	35,424
US Bancorp†	593	27,100
Wells Fargo & Co.†	562	25,897

		100,730

Capital Goods — 18.0%
3M Co.†	585	111,466
Arconic, Inc.†	1,205	20,316
Caterpillar, Inc.†	707	89,838
Cummins, Inc.†	401	53,590
Dover Corp.†	365	25,897
Eaton Corp. PLC (Ireland)†	1,081	74,221
Emerson Electric Co.†	1,568	93,688
Flowserve Corp.†	105	3,992
Fortive Corp.	54	3,654
Fortune Brands Home & Security, Inc.†	353	13,410
Honeywell International, Inc.†	1,684	222,490
Huntington Ingalls Industries, Inc.†	107	20,363
Illinois Tool Works, Inc.†	822	104,139
Ingersoll-Rand PLC (Ireland)†	613	55,924
Jacobs Engineering Group, Inc.†	355	20,753
Johnson Controls International PLC (Ireland)†	2,306	68,373
Lockheed Martin Corp.†	709	185,645
Masco Corp.†	756	22,105
Parker-Hannifin Corp.†	330	49,216
Pentair PLC (Ireland)†	433	16,359
Raytheon Co.†	710	108,878
Rockwell Automation, Inc.†	101	15,198
Snap-on, Inc.†(a)	141	20,486
Textron, Inc.†	95	4,369
United Technologies Corp.†	1,997	212,641
WW Grainger, Inc.†	73	20,612

		1,637,623

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.5%
Nielsen Holdings PLC (United Kingdom)†	885	$20,647
Republic Services, Inc.†	392	28,259
Robert Half International, Inc.†	303	17,332
Waste Management, Inc.†	765	68,077

		134,315

Consumer Durables & Apparel — 1.3%
Capri Holdings Ltd. (British Virgin Islands)†*	382	14,485
Garmin Ltd. (Switzerland)†	471	29,824
Leggett & Platt, Inc.†(a)	324	11,612
Mohawk Industries, Inc.†*	186	21,755
Newell Brands, Inc.†(a)	1,163	21,620
Whirlpool Corp.†	160	17,099

		116,395

Consumer Services — 1.9%
Carnival Corp. (Panama)†	1,720	84,796
McDonald’s Corp.†	94	16,692
Yum! Brands, Inc.†	810	74,455

		175,943

Diversified Financials — 4.7%
Affiliated Managers Group, Inc.†	132	12,862
Berkshire Hathaway, Inc., Class B†*	702	143,334
BlackRock, Inc.†	399	156,735
Franklin Resources, Inc.†(a)	1,319	39,122
Invesco Ltd. (Bermuda)†	1,025	17,158
Moody’s Corp.†	18	2,521
Nasdaq, Inc.†	12	979
T Rowe Price Group, Inc.†	605	55,854

		428,565

Energy — 11.5%
Chevron Corp.†	2,015	219,212
ConocoPhillips†	2,899	180,753
Devon Energy Corp.†	1,284	28,941
Exxon Mobil Corp.†	3,202	218,344
HollyFrontier Corp.†	435	22,237
Kinder Morgan, Inc.†	5,603	86,174
Occidental Petroleum Corp.†	1,880	115,394
Phillips 66†	1,150	99,072
Valero Energy Corp.†	1,058	79,318

		1,049,445

Food & Staples Retailing — 4.1%
Kroger Co. (The)†	805	22,138

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.†	1,297	$81,270
Walgreens Boots Alliance, Inc.†	1,614	110,285
Walmart, Inc.†	1,702	158,541

		372,234

Food, Beverage & Tobacco — 10.7%
Altria Group, Inc.†	4,301	212,426
Archer-Daniels-Midland Co.†	1,398	57,276
Coca-Cola Co. (The)†	972	46,024
Constellation Brands, Inc., Class A†	473	76,068
General Mills, Inc.†	1,488	57,943
Kellogg Co.†	402	22,918
Kraft Heinz Co. (The)†	2,871	123,568
Lamb Weston Holdings, Inc.	36	2,648
Molson Coors Brewing Co., Class B†	538	30,216
PepsiCo, Inc.†	1,134	125,284
Philip Morris International, Inc.†	2,618	174,778
Tyson Foods, Inc., Class A†	911	48,647

		977,796

Health Care Equipment & Services — 6.8%
Anthem, Inc.†	148	38,869
Cardinal Health, Inc.†	747	33,316
Cigna Corp.†	623	118,320
CVS Health Corp.†	478	31,319
HCA Healthcare, Inc.†	828	103,045
Humana, Inc.†	342	97,976
Laboratory Corp. of America
Holdings†*	256	32,348
McKesson Corp.†	102	11,268
Quest Diagnostics, Inc.†	342	28,478
UnitedHealth Group, Inc.†	382	95,164
WellCare Health Plans, Inc.†*	124	29,275

		619,378

Household & Personal Products — 3.1%
Church & Dwight Co., Inc.†	373	24,528
Clorox Co. (The)†	198	30,520
Colgate-Palmolive Co.†	1,664	99,041
Procter & Gamble Co. (The)†	1,409	129,515

		283,604

Insurance — 3.3%
Aflac, Inc.†	400	18,223
Cincinnati Financial Corp.†	74	5,729
Hartford Financial Services Group, Inc. (The)†	894	39,738

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Loews Corp.†	763	$34,732
Marsh & McLennan Cos., Inc.†	1,256	100,166
Progressive Corp. (The)†	1,453	87,659
Torchmark Corp.†	28	2,087
Unum Group†	507	14,896

		303,230

Materials — 5.0%
Avery Dennison Corp.†	217	19,493
Celanese Corp.†	334	30,050
CF Industries Holdings, Inc.†	577	25,105
Eastman Chemical Co.†	351	25,662
FMC Corp.†	336	24,851
Freeport-McMoRan, Inc.†	3,615	37,271
International Paper Co.†	1,010	40,764
LyondellBasell Industries NV, Class A (Netherlands)†	966	80,333
Mosaic Co. (The)†	960	28,042
Nucor Corp.†	783	40,567
Packaging Corp. of America†	235	19,613
Sealed Air Corp.†(a)	391	13,622
Sherwin-Williams Co. (The)†	104	40,920
Westrock Co.†	632	23,864

		450,157

Media & Entertainment — 2.6%
Comcast Corp., Class A†	113	3,848
Discovery, Inc., Class A†*	663	16,403
DISH Network Corp., Class A†*	591	14,757
Interpublic Group of Cos., Inc. (The)†	958	19,764
News Corp., Class A†	1,458	16,548
Omnicom Group, Inc.	60	4,394
Viacom, Inc., Class B†	1,004	25,803
Walt Disney Co. (The)†	1,266	138,817

		240,334

Pharmaceuticals, Biotechnology & Life Sciences — 10.9%
AbbVie, Inc.†	1,333	122,889
Amgen, Inc.†	160	31,147
Biogen, Inc.†*	481	144,744
Bristol-Myers Squibb Co.†	778	40,440
Celgene Corp.†*	1,743	111,709
Eli Lilly & Co.†	1,523	176,242
Gilead Sciences, Inc.†	1,060	66,303
Johnson & Johnson†	1,103	142,342
Merck & Co., Inc.†	1,517	115,914

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Nektar Therapeutics†(a)*	431	$14,167
Pfizer, Inc.†	625	27,281

		993,178

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc., REIT†	213	24,546
Duke Realty Corp., REIT†	893	23,129
Equity Residential, REIT†	753	49,706
Realty Income Corp., REIT†(a)	735	46,334
UDR, Inc., REIT†	668	26,466
Vornado Realty Trust, REIT	16	992
Welltower, Inc., REIT†	931	64,621
Weyerhaeuser Co., REIT†	1,868	40,834

		276,628

Retailing — 6.1%
Advance Auto Parts, Inc.†	182	28,658
Amazon.com, Inc.†*	2	3,004
AutoZone, Inc.†*	36	30,180
Booking Holdings, Inc.†*	28	48,228
Dollar General Corp.†	498	53,824
eBay, Inc.†*	2,400	67,368
Genuine Parts Co.†	366	35,143
Home Depot, Inc. (The)†	331	56,872
Kohl’s Corp.†(a)	397	26,337
Lowe’s Cos., Inc.†	471	43,502
O’Reilly Automotive, Inc.†*	2	689
TJX Cos., Inc. (The)†	2,930	131,088
Tractor Supply Co.†	304	25,366

		550,259

Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.†	2,406	78,772
KLA-Tencor Corp.†	381	34,096
Lam Research Corp.†	399	54,332
Micron Technology, Inc.†*	2,917	92,556

		259,756

Software & Services — 6.6%
Accenture PLC, Class A (Ireland)†	608	85,734
Alliance Data Systems Corp.†	138	20,711
Citrix Systems, Inc.†	3	307
DXC Technology Co.†	702	37,325
International Business Machines Corp.†	1,853	210,632

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
PayPal Holdings, Inc.†*	2,643	$222,250
Western Union Co. (The)†	1,106	18,868

		595,827

Technology Hardware & Equipment — 7.3%
Amphenol Corp., Class A†	486	39,376
Apple, Inc.†	1,417	223,518
Corning, Inc.†	1,959	59,181
F5 Networks, Inc.†*	150	24,304
FLIR Systems, Inc.†	345	15,021
Hewlett Packard Enterprise Co.†	2,141	28,283
HP, Inc.†	3,878	79,344
Juniper Networks, Inc.†	439	11,813
Motorola Solutions, Inc.†	408	46,936
NetApp, Inc.†	59	3,521
Seagate Technology PLC (Ireland)†	713	27,515
TE Connectivity Ltd. (Switzerland)†	860	65,042
Western Digital Corp.†	721	26,655
Xerox Corp.†	612	12,093

		662,602

Telecommunication Services — 2.9%
CenturyLink, Inc.†	2,693	40,799
Verizon Communications, Inc.†	3,928	220,832

		261,631

Transportation — 2.6%
Alaska Air Group, Inc.†	307	18,681
CSX Corp.†	2,104	130,722
Norfolk Southern Corp.†	225	33,646
United Continental Holdings, Inc.†*	679	56,853

		239,902

Utilities — 2.7%
Exelon Corp.†	1,708	77,031
FirstEnergy Corp.†	109	4,093
NRG Energy, Inc.†	723	28,631
Pinnacle West Capital Corp.†	279	23,771
Southern Co. (The)†	2,567	112,743

		246,269

TOTAL COMMON STOCKS (Cost $11,315,632)		11,062,761

TOTAL LONG POSITIONS - 121.6%		11,062,761

(Cost $11,315,632)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (96.5)%
COMMON STOCKS — (96.5)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(523)	$(32,201)
Ford Motor Co.	(1,528)	(11,689)

		(43,890)

Banks — (3.3)%
Bank of America Corp.	(949)	(23,383)
BB&T Corp.	(992)	(42,973)
Citigroup, Inc.	(624)	(32,485)
Citizens Financial Group, Inc.	(606)	(18,016)
Comerica, Inc.	(221)	(15,180)
Fifth Third Bancorp	(536)	(12,612)
Huntington Bancshares, Inc.	(1,443)	(17,201)
JPMorgan Chase & Co.	(186)	(18,157)
KeyCorp.	(1,406)	(20,781)
M&T Bank Corp.	(183)	(26,193)
Regions Financial Corp.	(1,448)	(19,374)
SunTrust Banks, Inc.	(604)	(30,466)
SVB Financial Group*	(46)	(8,736)
Zions Bancorp NA	(262)	(10,674)

		(296,231)

Capital Goods — (5.9)%
A.O. Smith Corp.	(96)	(4,099)
Boeing Co. (The)	(6)	(1,935)
Deere & Co.	(362)	(54,000)
Fastenal Co.	(567)	(29,648)
Fluor Corp.	(170)	(5,474)
General Dynamics Corp.	(407)	(63,984)
General Electric Co.	(15,467)	(117,085)
Harris Corp.	(178)	(23,968)
L3 Technologies, Inc.	(39)	(6,773)
Northrop Grumman Corp.	(343)	(84,001)
PACCAR, Inc.	(238)	(13,599)
Quanta Services, Inc.	(295)	(8,880)
Roper Technologies, Inc.	(196)	(52,238)
Stanley Black & Decker, Inc.	(299)	(35,802)
United Rentals, Inc.*	(161)	(16,507)
Xylem, Inc.	(324)	(21,617)

		(539,610)

Commercial & Professional Services — (1.5)%
Cintas Corp.	(133)	(22,343)
Copart, Inc.*	(489)	(23,364)
Equifax, Inc.	(239)	(22,258)
IHS Markit Ltd. (Bermuda)*	(779)	(37,369)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.	(648)	$(23,393)
Verisk Analytics, Inc.*	(33)	(3,598)

		(132,325)

Consumer Durables & Apparel — (3.1)%
DR Horton, Inc.	(745)	(25,822)
Hanesbrands, Inc.	(407)	(5,100)
Hasbro, Inc.	(250)	(20,312)
Mattel, Inc.*	(682)	(6,813)
NIKE, Inc., Class B	(1,357)	(100,608)
PulteGroup, Inc.	(496)	(12,891)
PVH Corp.	(93)	(8,644)
Ralph Lauren Corp.	(159)	(16,450)
Tapestry, Inc.	(387)	(13,061)
Under Armour, Inc., Class C*	(884)	(14,294)
VF Corp.	(785)	(56,002)

		(279,997)

Consumer Services — (2.6)%
Chipotle Mexican Grill, Inc.*	(55)	(23,748)
Darden Restaurants, Inc.	(246)	(24,566)
Hilton Worldwide Holdings, Inc.	(86)	(6,175)
Marriott International, Inc., Class A	(677)	(73,495)
MGM Resorts International	(1,051)	(25,497)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(438)	(18,567)
Royal Caribbean Cruises Ltd. (Liberia)	(413)	(40,387)
Wynn Resorts Ltd.	(215)	(21,266)

		(233,701)

Diversified Financials — (3.9)%
Ameriprise Financial, Inc.	(108)	(11,272)
Bank of New York Mellon Corp. (The)	(963)	(45,328)
Capital One Financial Corp.	(644)	(48,680)
Cboe Global Markets, Inc.	(220)	(21,523)
Charles Schwab Corp. (The)	(76)	(3,156)
CME Group, Inc.	(638)	(120,021)
Discover Financial Services	(446)	(26,305)
Goldman Sachs Group, Inc. (The)	(21)	(3,508)
Intercontinental Exchange, Inc.	(120)	(9,040)
Jefferies Financial Group, Inc.	(269)	(4,670)
Morgan Stanley	(14)	(555)
Northern Trust Corp.	(287)	(23,990)
Raymond James Financial, Inc.	(195)	(14,510)
State Street Corp.	(82)	(5,172)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAMN NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Synchrony Financial	(912)	$(21,396)

		(359,126)

Energy — (6.2)%
Anadarko Petroleum Corp.	(976)	(42,788)
Apache Corp.	(645)	(16,931)
Cabot Oil & Gas Corp.	(858)	(19,176)
Cimarex Energy Co.	(189)	(11,652)
Concho Resources, Inc.*	(395)	(40,602)
Diamondback Energy, Inc.	(195)	(18,076)
EOG Resources, Inc.	(1,146)	(99,943)
Halliburton Co.	(1,036)	(27,537)
Helmerich & Payne, Inc.	(215)	(10,307)
Marathon Oil Corp.	(1,657)	(23,761)
National Oilwell Varco, Inc.	(508)	(13,056)
Newfield Exploration Co.*	(397)	(5,820)
Noble Energy, Inc.	(957)	(17,953)
ONEOK, Inc.	(813)	(43,861)
Pioneer Natural Resources Co.	(337)	(44,322)
Schlumberger Ltd. (Curacao)	(1,758)	(63,429)
TechnipFMC PLC (United Kingdom)	(618)	(12,100)
Williams Cos., Inc. (The)	(2,393)	(52,766)

		(564,080)

Food & Staples Retailing — (0.2)%
Costco Wholesale Corp.	(84)	(17,112)

Food, Beverage & Tobacco — (1.9)%
Brown-Forman Corp., Class B	(950)	(45,201)
Conagra Brands, Inc.	(928)	(19,822)
JM Smucker Co. (The)	(225)	(21,035)
Mondelez International, Inc., Class A	(1,151)	(46,075)
Monster Beverage Corp.*	(744)	(36,620)

		(168,753)

Health Care Equipment & Services — (8.1)%
Abbott Laboratories	(75)	(5,425)
ABIOMED, Inc.*	(89)	(28,929)
Align Technology, Inc.*	(158)	(33,090)
AmerisourceBergen Corp.	(68)	(5,059)
Baxter International, Inc.	(1,055)	(69,440)
Boston Scientific Corp.*	(2,736)	(96,690)
Cerner Corp.*	(674)	(35,345)
Cooper Cos., Inc. (The)	(62)	(15,779)
DaVita, Inc.*	(218)	(11,218)
DENTSPLY SIRONA, Inc.	(262)	(9,749)
Edwards Lifesciences Corp.*	(413)	(63,259)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Henry Schein, Inc.*	(72)	$(5,653)
Hologic, Inc.*	(534)	(21,947)
IDEXX Laboratories, Inc.*	(171)	(31,809)
Intuitive Surgical, Inc.*	(225)	(107,757)
Stryker Corp.	(739)	(115,838)
Universal Health Services, Inc., Class B	(182)	(21,214)
Varian Medical Systems, Inc.*	(180)	(20,396)
Zimmer Biomet Holdings, Inc.	(404)	(41,903)

		(740,500)

Household & Personal Products — (1.8)%
Coty, Inc., Class A	(1,484)	(9,735)
Estee Lauder Cos., Inc. (The), Class A	(735)	(95,624)
Kimberly-Clark Corp.	(508)	(57,882)

		(163,241)

Insurance — (2.4)%
Allstate Corp. (The)	(28)	(2,314)
American International Group, Inc.	(835)	(32,907)
Brighthouse Financial, Inc.*	(235)	(7,163)
Everest Re Group Ltd. (Bermuda)	(50)	(10,888)
Lincoln National Corp.	(154)	(7,902)
MetLife, Inc.	(1,952)	(80,149)
Principal Financial Group, Inc.	(192)	(8,481)
Prudential Financial, Inc.	(414)	(33,762)
Willis Towers Watson PLC (Ireland)	(256)	(38,876)

		(222,442)

Materials — (3.8)%
Air Products & Chemicals, Inc.	(434)	(69,462)
Albemarle Corp.	(209)	(16,108)
Ball Corp.	(290)	(13,334)
DowDuPont, Inc.	(5)	(267)
Ecolab, Inc.	(477)	(70,286)
International Flavors & Fragrances, Inc.	(82)	(11,010)
Linde PLC (Ireland)	(521)	(81,297)
Martin Marietta Materials, Inc.	(124)	(21,312)
Newmont Mining Corp.	(1,055)	(36,556)
PPG Industries, Inc.	(7)	(716)
Vulcan Materials Co.	(261)	(25,787)

		(346,135)

Media & Entertainment — (7.8)%
Activision Blizzard, Inc.	(1,508)	(70,228)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Alphabet, Inc., Class A*	(114)	$ (119,125)
CBS Corp., Class B, non-voting shares	(742)	(32,440)
Charter Communications, Inc., Class A*	(384)	(109,428)
Electronic Arts, Inc.*	(231)	(18,228)
Facebook, Inc., Class A*	(649)	(85,077)
Netflix, Inc.*	(654)	(175,050)
Take-Two Interactive Software, Inc.*	(225)	(23,162)
TripAdvisor, Inc.*	(272)	(14,672)
Twenty-First Century Fox, Inc., Class A	(407)	(19,585)
Twitter, Inc.*	(1,511)	(43,426)

		(710,421)

Pharmaceuticals, Biotechnology & Life Sciences — (7.5)%
Agilent Technologies, Inc.	(628)	(42,365)
Alexion Pharmaceuticals, Inc.*	(441)	(42,936)
Allergan PLC (Ireland)	(671)	(89,686)
Illumina, Inc.*	(290)	(86,980)
Incyte Corp.*	(432)	(27,471)
IQVIA Holdings, Inc.*	(400)	(46,468)
Mettler-Toledo International, Inc.*	(50)	(28,279)
Mylan NV (Netherlands)*	(280)	(7,672)
PerkinElmer, Inc.	(219)	(17,202)
Perrigo Co. PLC (Ireland)	(269)	(10,424)
Regeneron Pharmaceuticals, Inc.*	(246)	(91,881)
Thermo Fisher Scientific, Inc.	(49)	(10,966)
Vertex Pharmaceuticals, Inc.*	(514)	(85,175)
Waters Corp.*	(150)	(28,298)
Zoetis, Inc.	(783)	(66,978)

		(682,781)

Real Estate — (5.4)%
American Tower Corp., REIT	(871)	(137,783)
Boston Properties, Inc., REIT	(243)	(27,350)
CBRE Group, Inc., Class A*	(674)	(26,987)
Crown Castle International Corp., REIT	(820)	(89,077)
Equinix, Inc., REIT	(158)	(55,704)
Essex Property Trust, Inc., REIT	(116)	(28,444)
Federal Realty Investment Trust, REIT	(31)	(3,659)
HCP, Inc., REIT	(107)	(2,989)
Host Hotels & Resorts, Inc., REIT	(963)	(16,053)
Iron Mountain, Inc., REIT	(566)	(18,344)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Kimco Realty Corp., REIT	(834)	$ (12,218)
Macerich Co. (The), REIT	(280)	(12,118)
Prologis, Inc., REIT	(6)	(352)
Regency Centers Corp., REIT	(252)	(14,787)
SBA Communications Corp., REIT*	(225)	(36,425)
SL Green Realty Corp., REIT	(117)	(9,252)
Ventas, Inc., REIT	(73)	(4,277)

		(495,819)

Retailing — (3.1)%
Best Buy Co., Inc.	(8)	(424)
CarMax, Inc.*	(339)	(21,265)
Dollar Tree, Inc.*	(470)	(42,450)
Expedia Group, Inc.	(307)	(34,584)
Foot Locker, Inc.	(225)	(11,970)
Gap, Inc. (The)	(756)	(19,475)
L Brands, Inc.	(544)	(13,964)
LKQ Corp.*	(630)	(14,950)
Macy’s, Inc.	(607)	(18,076)
Nordstrom, Inc.	(42)	(1,958)
Ross Stores, Inc.	(734)	(61,069)
Target Corp.	(219)	(14,474)
Tiffany & Co.	(227)	(18,276)
Ulta Beauty, Inc.*	(42)	(10,283)

		(283,218)

Semiconductors & Semiconductor Equipment — (7.6)%
Advanced Micro Devices, Inc.*	(2,174)	(40,132)
Analog Devices, Inc.	(733)	(62,913)
Broadcom, Inc.	(473)	(120,274)
Maxim Integrated Products, Inc.	(548)	(27,866)
Microchip Technology, Inc.	(521)	(37,470)
NVIDIA Corp.	(1,134)	(151,389)
Qorvo, Inc.*	(247)	(15,000)
QUALCOMM, Inc.	(2,411)	(137,210)
Skyworks Solutions, Inc.	(351)	(23,524)
Texas Instruments, Inc.	(358)	(33,831)
Xilinx, Inc.	(500)	(42,585)

		(692,194)

Software & Services — (12.2)%
Adobe, Inc.*	(644)	(145,699)
Akamai Technologies, Inc.*	(317)	(19,362)
ANSYS, Inc.*	(165)	(23,585)
Autodesk, Inc.*	(431)	(55,431)
Automatic Data Processing, Inc.	(70)	(9,178)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	(2)	$(192)
Cadence Design Systems, Inc.*	(557)	(24,218)
Fidelity National Information Services, Inc.	(649)	(66,555)
Fiserv, Inc.*	(793)	(58,278)
FleetCor Technologies, Inc.*	(176)	(32,687)
Fortinet, Inc.*	(337)	(23,735)
Gartner, Inc.*	(180)	(23,011)
Global Payments, Inc.	(312)	(32,177)
Intuit, Inc.	(513)	(100,984)
Microsoft Corp.	(579)	(58,809)
Oracle Corp.	(2,159)	(97,479)
Paychex, Inc.	(366)	(23,845)
Red Hat, Inc.*	(358)	(62,879)
salesforce.com, Inc.*	(950)	(130,122)
Symantec Corp.	(1,249)	(23,600)
Synopsys, Inc.*	(295)	(24,851)
Total System Services, Inc.	(361)	(29,346)
VeriSign, Inc.*	(240)	(35,590)
Visa, Inc., Class A	(44)	(5,805)

		(1,107,418)

Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(154)	(32,448)
IPG Photonics Corp.*	(106)	(12,009)
Keysight Technologies, Inc.*	(228)	(14,154)

		(58,611)

Transportation — (2.5)%
American Airlines Group, Inc.	(96)	(3,083)
CH Robinson Worldwide, Inc.	(273)	(22,957)
Delta Air Lines, Inc.	(1,079)	(53,842)
FedEx Corp.	(386)	(62,273)
JB Hunt Transport Services, Inc.	(216)	(20,097)
Kansas City Southern	(204)	(19,472)
Southwest Airlines Co.	(2)	(93)
Union Pacific Corp.	(171)	(23,637)
United Parcel Service, Inc., Class B	(236)	(23,017)

		(228,471)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (4.6)%
Alliant Energy Corp.	(466)	$(19,688)
Ameren Corp.	(38)	(2,479)
American Electric Power Co., Inc.	(198)	(14,799)
American Water Works Co., Inc.	(193)	(17,519)
CenterPoint Energy, Inc.	(835)	(23,572)
CMS Energy Corp.	(346)	(17,179)
Consolidated Edison, Inc.	(499)	(38,154)
Duke Energy Corp.	(461)	(39,784)
Entergy Corp.	(358)	(30,813)
NextEra Energy, Inc.	(400)	(69,528)
NiSource, Inc.	(718)	(18,201)
PG&E Corp.*	(1,022)	(24,272)
PPL Corp.	(119)	(3,371)
Public Service Enterprise Group, Inc.	(517)	(26,910)
SCANA Corp.	(241)	(11,515)
Sempra Energy	(41)	(4,436)
WEC Energy Group, Inc.	(45)	(3,117)
Xcel Energy, Inc.	(1,015)	(50,009)

		(415,346)

TOTAL COMMON STOCK (Proceeds $9,740,257)		(8,781,422)

TOTAL SECURITES SOLD SHORT - (96.5)%		(8,781,422)

(Proceeds $9,740,257)
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%		6,820,572

NET ASSETS - 100.0%		$9,101,911

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $9,481.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 149.4%
COMMON STOCKS — 149.4%
Automobiles & Components — 1.1%
BorgWarner, Inc.	162	$5,628
General Motors Co.†	494	16,524
Goodyear Tire & Rubber Co. (The)	182	3,715
Harley-Davidson, Inc.	127	4,333

		30,200

Banks — 2.6%
Bank of America Corp.†	742	18,283
JPMorgan Chase & Co.†	164	16,010
People’s United Financial, Inc.	266	3,838
PNC Financial Services Group, Inc. (The)†	68	7,950
US Bancorp	123	5,621
Wells Fargo & Co.†	427	19,676

		71,378

Capital Goods — 21.0%
3M Co.†	284	54,113
Allegion PLC (Ireland)	5	399
AMETEK, Inc.†	18	1,219
Arconic, Inc.	375	6,323
Boeing Co. (The)	43	13,868
Caterpillar, Inc.†	391	49,684
Cummins, Inc.†	125	16,705
Dover Corp.†	114	8,088
Eaton Corp. PLC (Ireland)	336	23,070
Emerson Electric Co.†	489	29,218
Flowserve Corp.	85	3,232
Fortive Corp.	27	1,827
Fortune Brands Home & Security, Inc.	110	4,179
Honeywell International, Inc.	529	69,891
Huntington Ingalls Industries, Inc.	34	6,471
Illinois Tool Works, Inc.†	258	32,686
Ingersoll-Rand PLC (Ireland)†	191	17,425
Jacobs Engineering Group, Inc.	111	6,489
Johnson Controls International PLC (Ireland)†	719	21,318
Lockheed Martin Corp.†	221	57,867
Masco Corp.	236	6,901
Parker-Hannifin Corp.†	103	15,361
Pentair PLC (Ireland)	135	5,100
Raytheon Co.†	222	34,044
Rockwell Automation, Inc.†	88	13,242
Snap-on, Inc.	44	6,393
Textron, Inc.	94	4,323

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.*	4	$1,360
United Technologies Corp.	613	65,272
WW Grainger, Inc.†	38	10,730

		586,798

Commercial & Professional Services — 1.4%
Cintas Corp.	8	1,344
Nielsen Holdings PLC (United Kingdom)	276	6,439
Republic Services, Inc.†	130	9,372
Robert Half International, Inc.†	95	5,434
Waste Management, Inc.†	185	16,463

		39,052

Consumer Durables & Apparel — 1.3%
Capri Holdings Ltd. (British Virgin Islands)*	119	4,512
Garmin Ltd. (Switzerland)†	147	9,308
Leggett & Platt, Inc.	101	3,620
Lennar Corp., Class A	25	979
Mohawk Industries, Inc.*	58	6,784
Newell Brands, Inc.†	362	6,730
Whirlpool Corp.	50	5,344

		37,277

Consumer Services — 2.3%
Carnival Corp. (Panama)	528	26,030
H&R Block, Inc.	15	381
Hilton Worldwide Holdings, Inc.	22	1,580
McDonald’s Corp.†	57	10,122
Starbucks Corp.	54	3,478
Yum! Brands, Inc.†	249	22,888

		64,479

Diversified Financials — 9.7%
Affiliated Managers Group, Inc.	41	3,995
American Express Co.†	65	6,196
Berkshire Hathaway, Inc., Class B†*	379	77,384
BlackRock, Inc.†	125	49,103
Charles Schwab Corp. (The)†	102	4,236
CME Group, Inc.†	21	3,951
Discover Financial Services	26	1,533
E*TRADE Financial Corp	19	834
Franklin Resources, Inc.†	412	12,220
Goldman Sachs Group, Inc. (The)†	297	49,614
Intercontinental Exchange, Inc.	43	3,239
Invesco Ltd. (Bermuda)	320	5,357

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody’s Corp.†	50	$7,002
Morgan Stanley	130	5,155
MSCI, Inc.	7	1,032
Nasdaq, Inc.†	13	1,060
S&P Global, Inc.†	19	3,229
State Street Corp.†	295	18,606
T Rowe Price Group, Inc.†	189	17,448

		271,194

Energy — 12.5%
Chevron Corp.†	671	72,998
ConocoPhillips†	904	56,364
Devon Energy Corp.†	401	9,039
Exxon Mobil Corp.†	1,226	83,601
Hess Corp.†	23	932
HollyFrontier Corp.	136	6,952
Kinder Morgan, Inc.†	1,748	26,884
Marathon Petroleum Corp.	34	2,006
Occidental Petroleum Corp.†	586	35,969
Phillips 66†	359	30,928
Valero Energy Corp.†	324	24,290

		349,963

Food & Staples Retailing — 4.3%
Kroger Co. (The)†	2	55
Sysco Corp.†	404	25,315
Walgreens Boots Alliance, Inc.†	511	34,917
Walmart, Inc.†	629	58,591

		118,878

Food, Beverage & Tobacco — 8.8%
Altria Group, Inc.†	1,102	54,428
Archer-Daniels-Midland Co.†	436	17,863
Coca-Cola Co. (The)†	320	15,152
General Mills, Inc.	457	17,796
Hormel Foods Corp.	3	128
Kellogg Co.†	26	1,482
Kraft Heinz Co. (The)†	864	37,187
Lamb Weston Holdings, Inc.	11	809
Molson Coors Brewing Co., Class B†	168	9,435
PepsiCo, Inc.†	280	30,934
Philip Morris International, Inc.†	666	44,462
Tyson Foods, Inc., Class A†	284	15,166

		244,842

Health Care Equipment & Services — 8.9%
Abbott Laboratories†	133	9,620

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Anthem, Inc.†	55	$14,445
Becton Dickinson and Co.	2	451
Cardinal Health, Inc.†	233	10,392
Centene Corp.†*	15	1,730
Cigna Corp.†	253	48,050
CVS Health Corp.†	181	11,859
Danaher Corp.	53	5,465
HCA Healthcare, Inc.†	261	32,481
Humana, Inc.†	107	30,653
Laboratory Corp. of America Holdings†*	80	10,109
McKesson Corp.	15	1,657
Medtronic PLC (Ireland)†	102	9,278
Quest Diagnostics, Inc.†	107	8,910
ResMed, Inc.	10	1,139
UnitedHealth Group, Inc.†	168	41,852
WellCare Health Plans, Inc.†*	39	9,208

		247,299

Household & Personal Products — 3.1%
Church & Dwight Co., Inc.†	157	10,324
Clorox Co. (The)†	9	1,387
Colgate-Palmolive Co.†	357	21,249
Kimberly-Clark Corp.†	23	2,621
Procter & Gamble Co. (The)†	541	49,729

		85,310

Insurance — 3.7%
Aflac, Inc	87	3,964
Aon PLC (United Kingdom)	18	2,616
Arthur J Gallagher & Co.	14	1,032
Chubb Ltd. (Switzerland)	35	4,521
Cincinnati Financial Corp.	13	1,006
Hartford Financial Services Group, Inc. (The)†	278	12,357
Loews Corp.†	244	11,107
Marsh & McLennan Cos., Inc.†	392	31,262
Progressive Corp. (The)†	453	27,329
Torchmark Corp.	16	1,192
Travelers Cos., Inc. (The)	20	2,395
Unum Group	170	4,995

		103,776

Materials — 6.7%
Avery Dennison Corp.	68	6,108
Celanese Corp.	104	9,357

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.†	179	$7,788
DowDuPont, Inc.†	1,013	54,175
Eastman Chemical Co.†	110	8,042
FMC Corp.†	105	7,766
Freeport-McMoRan, Inc.†	1,127	11,619
International Paper Co.†	315	12,713
LyondellBasell Industries NV, Class A (Netherlands)†	301	25,031
Mosaic Co. (The)†	299	8,734
Nucor Corp.†	244	12,642
Packaging Corp. of America	74	6,176
PPG Industries, Inc.†	17	1,738
Sealed Air Corp.	120	4,181
Sherwin-Williams Co. (The)†	7	2,754
Westrock Co.†	198	7,476

		186,300

Media & Entertainment — 3.1%
Comcast Corp., Class A†	343	11,679
Discovery, Inc., Class A†*	64	1,583
DISH Network Corp., Class A†*	358	8,939
Interpublic Group of Cos., Inc. (The)	298	6,148
News Corp., Class A†	455	5,164
Omnicom Group, Inc.	16	1,172
Twenty-First Century Fox, Inc., Class A	9	433
Viacom, Inc., Class B†	313	8,044
Walt Disney Co. (The)†	405	44,408

		87,570

Pharmaceuticals, Biotechnology & Life Sciences — 13.1%
AbbVie, Inc.†	520	47,939
Amgen, Inc.†	49	9,539
Biogen, Inc.†*	154	46,342
Bristol-Myers Squibb Co.†	140	7,277
Celgene Corp.†*	544	34,865
Eli Lilly & Co.†	470	54,388
Gilead Sciences, Inc.†	549	34,340
Johnson & Johnson†	470	60,654
Merck & Co., Inc.†	485	37,059
Nektar Therapeutics*	134	4,405
Pfizer, Inc.†	513	22,392
Regeneron Pharmaceuticals, Inc.*	4	1,494
Thermo Fisher Scientific, Inc.	20	4,476

		365,170

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc., REIT	8	$922
Apartment Investment & Management Co., Class A, REIT	11	483
AvalonBay Communities, Inc., REIT	5	870
Digital Realty Trust, Inc., REIT	2	213
Duke Realty Corp., REIT	231	5,983
Equity Residential, REIT	77	5,083
Extra Space Storage, Inc., REIT	8	724
Public Storage, REIT	8	1,619
Realty Income Corp., REIT†	229	14,436
Simon Property Group, Inc., REIT	23	3,864
UDR, Inc., REIT	147	5,824
Welltower, Inc., REIT†	82	5,692
Weyerhaeuser Co., REIT†	583	12,744

		58,457

Retailing — 7.8%
Advance Auto Parts, Inc.†	57	8,975
Amazon.com, Inc.†*	15	22,530
AutoZone, Inc.†*	8	6,707
Booking Holdings, Inc.†*	10	17,224
Dollar General Corp.†	122	13,186
eBay, Inc.†*	748	20,996
Genuine Parts Co.†	115	11,042
Home Depot, Inc. (The)†	176	30,240
Kohl’s Corp.†	128	8,492
Lowe’s Cos., Inc.†	293	27,061
O’Reilly Automotive, Inc.†*	6	2,066
TJX Cos., Inc. (The)†	934	41,787
Tractor Supply Co.†	94	7,843

		218,149

Semiconductors & Semiconductor Equipment — 3.9%
Applied Materials, Inc.†	751	24,588
Intel Corp.†	432	20,274
KLA-Tencor Corp.†	119	10,649
Lam Research Corp.†	124	16,885
Micron Technology, Inc.†*	918	29,128
Texas Instruments, Inc.	75	7,088

		108,612

Software & Services — 11.0%
Accenture PLC, Class A (Ireland)†	284	40,047
Alliance Data Systems Corp.	43	6,453
Automatic Data Processing, Inc.†	33	4,327

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	8	$770
Citrix Systems, Inc.	6	615
Cognizant Technology Solutions Corp., Class A†	44	2,793
DXC Technology Co.†	219	11,644
International Business Machines Corp.†	616	70,021
Jack Henry & Associates, Inc.	5	633
Mastercard, Inc., Class A†	78	14,715
Microsoft Corp.†	541	54,949
PayPal Holdings, Inc.†*	852	71,645
VeriSign, Inc.*	8	1,186
Visa, Inc., Class A†	167	22,034
Western Union Co. (The)	344	5,869

		307,701

Technology Hardware & Equipment — 10.6%
Amphenol Corp., Class A†	171	13,854
Apple, Inc.†	761	120,040
Cisco Systems, Inc.†	528	22,878
Corning, Inc.†	611	18,458
F5 Networks, Inc.†*	46	7,453
FLIR Systems, Inc.	108	4,702
Hewlett Packard Enterprise Co.†	1,090	14,399
HP, Inc.†	1,209	24,736
Juniper Networks, Inc.†	240	6,458
Motorola Solutions, Inc.†	127	14,610
NetApp, Inc.†	144	8,592
Seagate Technology PLC (Ireland)†	222	8,567
TE Connectivity Ltd. (Switzerland)†	269	20,344
Western Digital Corp.†	225	8,318
Xerox Corp.	191	3,774

		297,183

Telecommunication Services — 3.4%
AT&T, Inc.	547	15,611
CenturyLink, Inc.†	840	12,726
Verizon Communications, Inc.†	1,168	65,665

		94,002

Transportation — 3.6%
Alaska Air Group, Inc.	95	5,781
American Airlines Group, Inc.†	358	11,495
CSX Corp.†	656	40,757
Expeditors International of Washington, Inc.†	14	953

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.†	106	$15,851
Union Pacific Corp.†	50	6,912
United Continental Holdings, Inc.†*	211	17,667

		99,416

Utilities — 3.4%
AES Corp.†	50	723
Ameren Corp.	18	1,174
Dominion Energy, Inc.	50	3,573
DTE Energy Co.	13	1,434
Eversource Energy	24	1,561
Exelon Corp.†	678	30,578
FirstEnergy Corp.†	39	1,464
NRG Energy, Inc.†	226	8,950
Pinnacle West Capital Corp.†	87	7,412
PPL Corp.†	53	1,501
Southern Co. (The)†	801	35,180
WEC Energy Group, Inc.†	24	1,662

		95,212

TOTAL COMMON STOCKS (Cost $4,265,699)		4,168,218

TOTAL LONG POSITIONS - 149.4%		4,168,218
(Cost $4,265,699)

SHORT POSITIONS — (89.4)%
COMMON STOCKS — (89.4)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)	(165)	(10,159)
Ford Motor Co.	(91)	(696)

		(10,855)

Banks — (3.7)%
BB&T Corp.	(402)	(17,415)
Citigroup, Inc.	(236)	(12,286)
Citizens Financial Group, Inc.	(250)	(7,433)
Comerica, Inc.	(88)	(6,045)
Fifth Third Bancorp.	(350)	(8,236)
Huntington Bancshares, Inc.	(582)	(6,937)
KeyCorp.	(614)	(9,075)
M&T Bank Corp.	(75)	(10,735)
Regions Financial Corp.	(587)	(7,854)
SunTrust Banks, Inc.	(242)	(12,206)
SVB Financial Group*	(2)	(380)
Zions Bancorp NA	(104)	(4,237)

		(102,839)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (5.7)%
AO Smith Corp.	(34)	$ (1,452)
Deere & Co.	(65)	(9,696)
Fastenal Co.	(180)	(9,412)
Fluor Corp.	(26)	(837)
General Dynamics Corp.	(181)	(28,455)
General Electric Co.	(3,520)	(26,646)
Harris Corp.	(74)	(9,964)
L3 Technologies, Inc.	(24)	(4,168)
Northrop Grumman Corp.	(108)	(26,449)
PACCAR, Inc.	(69)	(3,943)
Quanta Services, Inc.	(94)	(2,829)
Roper Technologies, Inc.	(65)	(17,324)
Stanley Black & Decker, Inc.	(47)	(5,628)
United Rentals, Inc.*	(50)	(5,127)
Xylem, Inc.	(102)	(6,805)

		(158,735)

Commercial & Professional Services — (1.2)%
Copart, Inc.*	(155)	(7,406)
Equifax, Inc.	(76)	(7,078)
IHS Markit Ltd. (Bermuda)*	(246)	(11,801)
Rollins, Inc.	(205)	(7,400)
Verisk Analytics, Inc.*	(3)	(327)

		(34,012)

Consumer Durables & Apparel — (2.8)%
DR Horton, Inc.	(235)	(8,145)
Hanesbrands, Inc.	(123)	(1,541)
Hasbro, Inc.	(79)	(6,419)
Mattel, Inc.*	(215)	(2,148)
NIKE, Inc., Class B	(245)	(18,164)
PulteGroup, Inc.	(177)	(4,600)
PVH Corp.	(40)	(3,718)
Ralph Lauren Corp.	(50)	(5,173)
Tapestry, Inc.	(156)	(5,265)
Under Armour, Inc., Class C*	(279)	(4,511)
VF Corp.	(248)	(17,692)

		(77,376)

Consumer Services — (2.6)%
Chipotle Mexican Grill, Inc.*	(18)	(7,772)
Darden Restaurants, Inc.	(78)	(7,789)
Marriott International, Inc., Class A	(214)	(23,232)
MGM Resorts International	(332)	(8,054)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(138)	(5,850)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	(130)	$(12,713)
Wynn Resorts Ltd.	(67)	(6,627)

		(72,037)

Diversified Financials — (2.6)%
Ameriprise Financial, Inc.	(30)	(3,131)
Bank of New York Mellon Corp. (The)	(390)	(18,357)
Capital One Financial Corp.	(255)	(19,275)
Cboe Global Markets, Inc.	(69)	(6,750)
Jefferies Financial Group, Inc.	(115)	(1,996)
Northern Trust Corp.	(117)	(9,780)
Raymond James Financial, Inc.	(75)	(5,581)
Synchrony Financial	(385)	(9,032)

		(73,902)

Energy — (6.8)%
Anadarko Petroleum Corp.	(308)	(13,503)
Apache Corp.	(232)	(6,090)
Cabot Oil & Gas Corp.	(271)	(6,057)
Cimarex Energy Co.	(59)	(3,637)
Concho Resources, Inc.*	(125)	(12,849)
Diamondback Energy, Inc.	(61)	(5,655)
EOG Resources, Inc.	(362)	(31,570)
Halliburton Co.	(450)	(11,961)
Helmerich & Payne, Inc.	(68)	(3,260)
Marathon Oil Corp.	(523)	(7,500)
National Oilwell Varco, Inc.	(206)	(5,294)
Newfield Exploration Co.*	(126)	(1,847)
Noble Energy, Inc.	(302)	(5,667)
ONEOK, Inc.	(256)	(13,811)
Pioneer Natural Resources Co.	(106)	(13,941)
Schlumberger Ltd. (Curacao)	(730)	(26,338)
TechnipFMC PLC (United Kingdom)	(242)	(4,738)
Williams Cos., Inc. (The)	(756)	(16,670)

		(190,388)

Food & Staples Retailing — (0.3)%
Costco Wholesale Corp.	(40)	(8,148)

Food, Beverage & Tobacco — (2.8)%
Brown-Forman Corp., Class B	(300)	(14,274)
Campbell Soup Co.	(188)	(6,202)
Conagra Brands, Inc.	(294)	(6,280)
Constellation Brands, Inc., Class A	(5)	(804)
Hershey Co. (The)	(32)	(3,430)
JM Smucker Co. (The)	(71)	(6,638)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	(80)	$(11,139)
Mondelez International, Inc., Class A	(376)	(15,051)
Monster Beverage Corp.*	(292)	(14,372)

		(78,190)

Health Care Equipment & Services — (8.6)%
ABIOMED, Inc.*	(28)	(9,101)
Align Technology, Inc.*	(49)	(10,262)
AmerisourceBergen Corp.	(79)	(5,878)
Baxter International, Inc.	(327)	(21,523)
Boston Scientific Corp.*	(865)	(30,569)
Cerner Corp.*	(213)	(11,170)
Cooper Cos., Inc. (The)	(32)	(8,144)
DaVita, Inc.*	(88)	(4,528)
DENTSPLY SIRONA, Inc.	(114)	(4,242)
Edwards Lifesciences Corp.*	(130)	(19,912)
Henry Schein, Inc.*	(13)	(1,021)
Hologic, Inc.*	(168)	(6,905)
IDEXX Laboratories, Inc.*	(54)	(10,045)
Intuitive Surgical, Inc.*	(71)	(34,003)
Stryker Corp.	(233)	(36,523)
Universal Health Services, Inc., Class B	(58)	(6,760)
Varian Medical Systems, Inc.*	(57)	(6,459)
Zimmer Biomet Holdings, Inc.	(128)	(13,276)

		(240,321)

Household & Personal Products — (1.2)%
Coty, Inc., Class A	(469)	(3,077)
Estee Lauder Cos., Inc. (The), Class A	(232)	(30,183)

		(33,260)

Insurance — (2.5)%
Allstate Corp. (The)	(12)	(992)
American International Group, Inc.	(305)	(12,020)
Assurant, Inc.	(7)	(626)
Brighthouse Financial, Inc.*	(65)	(1,981)
Everest Re Group Ltd. (Bermuda)	(26)	(5,662)
Lincoln National Corp.	(67)	(3,438)
MetLife, Inc.	(446)	(18,313)
Principal Financial Group, Inc.	(133)	(5,875)
Prudential Financial, Inc.	(96)	(7,829)
Willis Towers Watson PLC (Ireland)	(81)	(12,301)

		(69,037)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (4.4)%
Air Products & Chemicals, Inc.	(137)	$ (21,927)
Albemarle Corp.	(66)	(5,087)
Ball Corp.	(201)	(9,242)
Ecolab, Inc.	(181)	(26,670)
International Flavors & Fragrances, Inc.	(58)	(7,788)
Linde PLC (Ireland)	(176)	(27,463)
Martin Marietta Materials, Inc.	(39)	(6,703)
Newmont Mining Corp.	(334)	(11,573)
Vulcan Materials Co.	(82)	(8,102)

		(124,555)

Media & Entertainment — (5.1)%
Activision Blizzard, Inc.	(477)	(22,214)
Alphabet, Inc., Class A*	(7)	(7,315)
CBS Corp., Class B, non-voting shares	(235)	(10,274)
Charter Communications, Inc., Class A*	(117)	(33,341)
Electronic Arts, Inc.*	(19)	(1,499)
Facebook, Inc., Class A*	(92)	(12,060)
Netflix, Inc.*	(116)	(31,049)
Take-Two Interactive Software, Inc.*	(71)	(7,309)
TripAdvisor, Inc.*	(90)	(4,855)
Twitter, Inc.*	(477)	(13,709)

		(143,625)

Pharmaceuticals, Biotechnology & Life Sciences — (6.0)%
Agilent Technologies, Inc.	(199)	(13,425)
Alexion Pharmaceuticals, Inc.*	(139)	(13,533)
Allergan PLC (Ireland)	(212)	(28,336)
Illumina, Inc.*	(79)	(23,694)
Incyte Corp.*	(136)	(8,648)
IQVIA Holdings, Inc.*	(126)	(14,637)
Mettler-Toledo International, Inc.*	(16)	(9,049)
Mylan NV (Netherlands)*	(18)	(493)
PerkinElmer, Inc.	(70)	(5,498)
Perrigo Co. PLC (Ireland)	(85)	(3,294)
Vertex Pharmaceuticals, Inc.*	(162)	(26,845)
Waters Corp.*	(48)	(9,055)
Zoetis, Inc.	(117)	(10,008)

		(166,515)

Real Estate — (7.2)%
American Tower Corp., REIT	(275)	(43,502)
Boston Properties, Inc., REIT	(93)	(10,467)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	(212)	$ (8,488)
Crown Castle International Corp., REIT	(259)	(28,135)
Equinix, Inc., REIT	(50)	(17,628)
Essex Property Trust, Inc., REIT	(42)	(10,299)
Federal Realty Investment Trust, REIT	(47)	(5,548)
HCP, Inc., REIT	(252)	(7,038)
Host Hotels & Resorts, Inc., REIT	(387)	(6,451)
Iron Mountain, Inc., REIT	(178)	(5,769)
Kimco Realty Corp., REIT	(264)	(3,868)
Macerich Co. (The), REIT	(89)	(3,852)
Mid-America Apartment Communities, Inc., REIT	(19)	(1,818)
Prologis, Inc., REIT	(223)	(13,095)
Regency Centers Corp., REIT	(106)	(6,220)
SBA Communications Corp., REIT*	(71)	(11,494)
SL Green Realty Corp., REIT	(51)	(4,033)
Ventas, Inc., REIT	(218)	(12,773)
Vornado Realty Trust, REIT	(3)	(186)

		(200,664)

Retailing — (2.8)%
Best Buy Co., Inc.	(3)	(159)
CarMax, Inc.*	(107)	(6,712)
Dollar Tree, Inc.*	(148)	(13,367)
Expedia Group, Inc.	(97)	(10,927)
Foot Locker, Inc.	(71)	(3,777)
Gap, Inc. (The)	(239)	(6,157)
L Brands, Inc.	(171)	(4,390)
LKQ Corp.*	(199)	(4,722)
Macy’s, Inc.	(191)	(5,688)
Nordstrom, Inc.	(22)	(1,025)
Ross Stores, Inc.	(128)	(10,650)
Target Corp.	(13)	(859)
Tiffany & Co.	(73)	(5,877)
Ulta Beauty, Inc.*	(13)	(3,183)

		(77,493)

Semiconductors & Semiconductor Equipment — (5.6)%
Advanced Micro Devices, Inc.*	(686)	(12,664)
Analog Devices, Inc.	(176)	(15,106)
Broadcom, Inc.	(130)	(33,056)
Maxim Integrated Products, Inc.	(160)	(8,136)
Microchip Technology, Inc.	(164)	(11,795)
NVIDIA Corp.	(149)	(19,892)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qorvo, Inc.*	(78)	$ (4,737)
QUALCOMM, Inc.	(537)	(30,561)
Skyworks Solutions, Inc.	(111)	(7,439)
Xilinx, Inc.	(147)	(12,520)

		(155,906)

Software & Services — (8.7)%
Adobe, Inc.*	(124)	(28,054)
Akamai Technologies, Inc.*	(100)	(6,108)
ANSYS, Inc.*	(52)	(7,433)
Autodesk, Inc.*	(136)	(17,491)
Cadence Design Systems, Inc.*	(176)	(7,652)
Fidelity National Information Services, Inc.	(188)	(19,279)
Fiserv, Inc.*	(246)	(18,079)
FleetCor Technologies, Inc.*	(56)	(10,400)
Fortinet, Inc.*	(101)	(7,113)
Gartner, Inc.*	(57)	(7,287)
Global Payments, Inc.	(98)	(10,107)
Intuit, Inc.	(162)	(31,890)
Paychex, Inc.	(85)	(5,538)
Red Hat, Inc.*	(113)	(19,847)
salesforce.com, Inc.*	(158)	(21,641)
Symantec Corp.	(394)	(7,445)
Synopsys, Inc.*	(93)	(7,834)
Total System Services, Inc.	(114)	(9,267)

		(242,465)

Technology Hardware & Equipment — (0.7)%
Arista Networks, Inc.*	(48)	(10,114)
IPG Photonics Corp.*	(29)	(3,285)
Keysight Technologies, Inc.*	(108)	(6,705)

		(20,104)

Transportation — (2.1)%
CH Robinson Worldwide, Inc.	(87)	(7,316)
Delta Air Lines, Inc.	(357)	(17,814)
FedEx Corp.	(50)	(8,066)
JB Hunt Transport Services, Inc.	(69)	(6,420)
Kansas City Southern	(65)	(6,204)
Southwest Airlines Co.	(19)	(883)
United Parcel Service, Inc., Class B	(112)	(10,923)

		(57,626)

Utilities — (5.6)%
Alliant Energy Corp.	(148)	(6,253)
American Electric Power Co., Inc.	(193)	(14,425)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Water Works Co., Inc.	(45)	$ (4,085)
CenterPoint Energy, Inc.	(268)	(7,566)
CMS Energy Corp.	(173)	(8,589)
Consolidated Edison, Inc.	(195)	(14,910)
Duke Energy Corp.	(189)	(16,311)
Edison International	(49)	(2,782)
Entergy Corp.	(113)	(9,726)
Evergy, Inc.	(35)	(1,987)
NextEra Energy, Inc.	(86)	(14,949)
NiSource, Inc.	(226)	(5,729)
PG&E Corp.*	(322)	(7,648)
Public Service Enterprise Group, Inc.	(256)	(13,325)
SCANA Corp.	(90)	(4,300)
Sempra Energy	(79)	(8,547)
Xcel Energy, Inc.	(320)	(15,766)

		(156,898)

TOTAL COMMON STOCK (Proceeds $2,873,195)		(2,494,951)

TOTAL SECURITES SOLD SHORT - (89.4)%		(2,494,951)

(Proceeds $2,873,195)
OTHER ASSETS IN EXCESS OF LIABILITIES - 40.0%		$1,117,293

NET ASSETS - 100.0%		$2,790,560

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 99.6%
COMMON STOCKS — 99.6%
Automobiles & Components — 1.1%
BorgWarner, Inc.	77	$2,675
Ford Motor Co.†	1,461	11,177
General Motors Co.†	226	7,560
Goodyear Tire & Rubber Co. (The)	86	1,755
Harley-Davidson, Inc.(a)	60	2,047

		25,214

Banks — 2.6%
Bank of America Corp.†	637	15,696
JPMorgan Chase & Co.†	189	18,450
People’s United Financial, Inc.	125	1,804
PNC Financial Services Group, Inc. (The)†	44	5,144
US Bancorp	105	4,798
Wells Fargo & Co.†	332	15,299

		61,191

Capital Goods — 12.3%
3M Co.†	139	26,485
Allegion PLC (Ireland)	6	478
AMETEK, Inc.†	15	1,015
AO Smith Corp.	63	2,690
Arconic, Inc.	177	2,984
Boeing Co. (The)	37	11,932
Caterpillar, Inc.†	183	23,254
Cummins, Inc.	59	7,885
Dover Corp.	54	3,831
Eaton Corp. PLC (Ireland)	159	10,917
Emerson Electric Co.†	231	13,802
Flowserve Corp.	48	1,825
Fortive Corp.	24	1,624
Fortune Brands Home & Security, Inc.	52	1,975
Honeywell International, Inc.	252	33,294
Huntington Ingalls Industries, Inc.	16	3,045
Illinois Tool Works, Inc.	122	15,456
Ingersoll-Rand PLC (Ireland)†	91	8,302
Jacobs Engineering Group, Inc.	53	3,098
Johnson Controls International PLC (Ireland)†	340	10,081
Lockheed Martin Corp.†	105	27,493
Masco Corp.	112	3,275
Parker-Hannifin Corp.	49	7,308
Pentair PLC (Ireland)	64	2,418
Raytheon Co.†	105	16,102
Rockwell Automation, Inc.	43	6,471

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.(a)	21	$3,051
Textron, Inc.	60	2,759
TransDigm Group, Inc.*	4	1,360
United Technologies Corp.	291	30,986
WW Grainger, Inc.(a)	20	5,647

		290,843

Commercial & Professional Services — 0.9%
Cintas Corp.	7	1,176
Nielsen Holdings PLC (United Kingdom)	130	3,033
Republic Services, Inc.	98	7,065
Robert Half International, Inc.	45	2,574
Verisk Analytics, Inc.*	10	1,090
Waste Management, Inc.†	84	7,475

		22,413

Consumer Durables & Apparel — 0.8%
Capri Holdings Ltd. (British Virgin Islands)*	56	2,124
Garmin Ltd. (Switzerland)	70	4,432
Leggett & Platt, Inc.(a)	47	1,684
Lennar Corp., Class A†	21	822
Mohawk Industries, Inc.*	28	3,275
Newell Brands, Inc.(a)	171	3,179
Whirlpool Corp.	24	2,565

		18,081

Consumer Services — 1.6%
Carnival Corp. (Panama)	254	12,522
H&R Block, Inc.†(a)	13	330
Hilton Worldwide Holdings, Inc.	19	1,364
McDonald’s Corp.†	50	8,878
Starbucks Corp.	84	5,410
Yum! Brands, Inc.†	115	10,571

		39,075

Diversified Financials — 6.4%
Affiliated Managers Group, Inc.	20	1,949
American Express Co.†	56	5,338
Berkshire Hathaway, Inc., Class B†*	240	49,003
BlackRock, Inc.†	59	23,176
Charles Schwab Corp. (The)	88	3,655
CME Group, Inc.†	21	3,951
E*TRADE Financial Corp.	16	702
Franklin Resources, Inc.(a)	195	5,784
Goldman Sachs Group, Inc. (The)†	140	23,387

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Intercontinental Exchange, Inc.†	37	$2,787
Invesco Ltd. (Bermuda)	151	2,528
Moody’s Corp.†	31	4,341
Morgan Stanley	112	4,441
MSCI, Inc.	6	885
Nasdaq, Inc.†	11	897
S&P Global, Inc.†	16	2,719
State Street Corp.†	139	8,767
T Rowe Price Group, Inc.†	90	8,309

		152,619

Energy — 7.0%
Chevron Corp.†	376	40,905
ConocoPhillips†	428	26,686
Devon Energy Corp.	190	4,283
Exxon Mobil Corp.†	667	45,483
Hess Corp.	21	850
HollyFrontier Corp.	65	3,323
Kinder Morgan, Inc.†	831	12,781
Occidental Petroleum Corp.†	276	16,941
Phillips 66†	173	14,904

		166,156

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	28	5,704
Sysco Corp.†	192	12,031
Walgreens Boots Alliance, Inc.†	237	16,194
Walmart, Inc.†	350	32,602

		66,531

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.†	518	25,584
Archer-Daniels-Midland Co.†	206	8,440
Coca-Cola Co. (The)†	275	13,021
Constellation Brands, Inc., Class A	70	11,257
General Mills, Inc.	220	8,567
Hormel Foods Corp.(a)	33	1,408
Kellogg Co.†	23	1,311
Kraft Heinz Co. (The)†	415	17,862
Lamb Weston Holdings, Inc.	9	662
Molson Coors Brewing Co., Class B	80	4,493
PepsiCo, Inc.†	152	16,793
Philip Morris International, Inc.†	345	23,032
Tyson Foods, Inc., Class A	135	7,209

		139,639

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 5.8%
Abbott Laboratories†	114	$8,246
Anthem, Inc.†	28	7,354
Becton Dickinson and Co.	13	2,929
Cardinal Health, Inc.	110	4,906
Centene Corp.†*	13	1,499
Cigna Corp.†	116	22,031
CVS Health Corp.	105	6,880
Danaher Corp.	46	4,744
HCA Healthcare, Inc.†	122	15,183
Henry Schein, Inc.(a)*	9	707
Humana, Inc.†	51	14,610
Laboratory Corp. of America Holdings†*	38	4,802
McKesson Corp.	12	1,326
Medtronic PLC (Ireland)†	87	7,914
Quest Diagnostics, Inc.	51	4,247
ResMed, Inc.	9	1,025
UnitedHealth Group, Inc.†	100	24,912
WellCare Health Plans, Inc.*	19	4,486

		137,801

Household & Personal Products — 2.1%
Church & Dwight Co., Inc.	84	5,524
Clorox Co. (The)(a)	8	1,233
Colgate-Palmolive Co.†	169	10,059
Kimberly-Clark Corp.†	21	2,393
Procter & Gamble Co. (The)†	321	29,506

		48,715

Insurance — 2.3%
Aflac, Inc.	55	2,506
Aon PLC (United Kingdom)	15	2,180
Arthur J Gallagher & Co.	12	884
Assurant, Inc.	3	268
Chubb Ltd. (Switzerland)	30	3,875
Cincinnati Financial Corp.	11	852
Hartford Financial Services Group, Inc. (The)	131	5,823
Loews Corp.	115	5,235
Marsh & McLennan Cos., Inc.†	185	14,754
Progressive Corp. (The)†	214	12,911
Torchmark Corp.	8	596
Travelers Cos., Inc. (The)	17	2,036
Unum Group	80	2,350

		54,270

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 3.9%
Avery Dennison Corp.	32	$2,875
Celanese Corp.	50	4,498
CF Industries Holdings, Inc.	84	3,655
DowDuPont, Inc.†	505	27,007
Eastman Chemical Co.	52	3,802
FMC Corp.	50	3,698
Freeport-McMoRan, Inc.†	532	5,485
International Paper Co.	149	6,014
LyondellBasell Industries NV, Class A (Netherlands)†	143	11,892
Mosaic Co. (The)	142	4,148
Nucor Corp.	115	5,958
Packaging Corp. of America	35	2,921
PPG Industries, Inc.	15	1,533
Sealed Air Corp.(a)	56	1,951
Sherwin-Williams Co. (The)	6	2,361
Westrock Co.	94	3,549

		91,347

Media & Entertainment — 4.2%
Alphabet, Inc., Class A†*	32	33,439
Comcast Corp., Class A†	294	10,011
Discovery, Inc., Class A(a)*	46	1,138
DISH Network Corp., Class A*	170	4,245
Facebook, Inc., Class A†*	109	14,289
Interpublic Group of Cos., Inc. (The)	141	2,909
News Corp., Class A†	215	2,440
Omnicom Group, Inc.†(a)	14	1,025
Twenty-First Century Fox, Inc., Class A	54	2,598
Viacom, Inc., Class B	148	3,804
Walt Disney Co. (The)†	217	23,794

		99,692

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
AbbVie, Inc.†	245	22,587
Amgen, Inc.†	42	8,176
Biogen, Inc.†*	74	22,268
Bristol-Myers Squibb Co.†	106	5,510
Celgene Corp.†*	257	16,471
Eli Lilly & Co.†	228	26,384
Gilead Sciences, Inc.†	271	16,951
Johnson & Johnson†	282	36,392
Merck & Co., Inc.†	281	21,471
Nektar Therapeutics(a)*	63	2,071
Pfizer, Inc.†	379	16,543

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Regeneron Pharmaceuticals, Inc.*	5	$1,867
Thermo Fisher Scientific, Inc.	26	5,819

		202,510

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	7	807
Apartment Investment & Management Co., Class A, REIT	11	483
AvalonBay Communities, Inc., REIT	1	174
Digital Realty Trust, Inc., REIT	7	746
Duke Realty Corp., REIT	112	2,901
Equity Residential, REIT	37	2,442
Extra Space Storage, Inc., REIT	8	724
Mid-America Apartment Communities, Inc., REIT	6	574
Public Storage, REIT	9	1,822
Realty Income Corp., REIT(a)	108	6,808
Simon Property Group, Inc., REIT	20	3,360
UDR, Inc., REIT	72	2,853
Ventas, Inc., REIT	21	1,230
Vornado Realty Trust, REIT	12	744
Welltower, Inc., REIT	29	2,013
Weyerhaeuser Co., REIT†	276	6,033

		33,714

Retailing — 5.7%
Advance Auto Parts, Inc.	27	4,251
Amazon.com, Inc.†*	24	36,047
AutoZone, Inc.*	5	4,192
Booking Holdings, Inc.†*	6	10,334
Dollar General Corp.†	45	4,864
eBay, Inc.†*	353	9,909
Genuine Parts Co.	54	5,185
Home Depot, Inc. (The)†	112	19,244
Kohl’s Corp.(a)	60	3,980
Lowe’s Cos., Inc.†	126	11,637
Nordstrom, Inc.(a)	11	513
O’Reilly Automotive, Inc.†*	5	1,722
TJX Cos., Inc. (The)†	452	20,222
Tractor Supply Co.	44	3,671

		135,771

Semiconductors & Semiconductor Equipment — 2.5%
Applied Materials, Inc.†	355	11,623

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.†	328	$15,393
KLA-Tencor Corp.	56	5,011
Lam Research Corp.	59	8,034
Micron Technology, Inc.†*	433	13,739
Texas Instruments, Inc.	64	6,048

		59,848

Software & Services — 8.3%
Accenture PLC, Class A (Ireland)†	134	18,895
Alliance Data Systems Corp.	21	3,152
Automatic Data Processing, Inc.†	29	3,802
Broadridge Financial Solutions, Inc.	7	674
Citrix Systems, Inc.	8	820
Cognizant Technology Solutions Corp., Class A†	38	2,412
DXC Technology Co.	104	5,530
International Business Machines Corp.†	295	33,533
Jack Henry & Associates, Inc.	5	633
Mastercard, Inc., Class A†	67	12,640
Microsoft Corp.†	496	50,379
Oracle Corp.†	116	5,237
PayPal Holdings, Inc.†*	416	34,981
VeriSign, Inc.*	8	1,186
Visa, Inc., Class A†	143	18,867
Western Union Co. (The)	162	2,764

		195,505

Technology Hardware & Equipment — 7.0%
Amphenol Corp., Class A	78	6,320
Apple, Inc.†	483	76,188
Cisco Systems, Inc.†	358	15,512
Corning, Inc.†	288	8,700
F5 Networks, Inc.*	22	3,565
FLIR Systems, Inc.	51	2,221
Hewlett Packard Enterprise Co.	522	6,896
HP, Inc.†	588	12,030
Juniper Networks, Inc.	98	2,637
Motorola Solutions, Inc.†	60	6,902
NetApp, Inc.†(a)	93	5,549
Seagate Technology PLC (Ireland)†	105	4,052
TE Connectivity Ltd. (Switzerland)†	127	9,605
Western Digital Corp.	107	3,956
Xerox Corp.	91	1,798

		165,931

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.3%
AT&T, Inc.†	470	$13,414
CenturyLink, Inc.	397	6,015
Verizon Communications, Inc.†	617	34,688

		54,117

Transportation — 2.1%
Alaska Air Group, Inc.(a)	45	2,738
American Airlines Group, Inc.	169	5,427
CSX Corp.†	310	19,260
Expeditors International of Washington, Inc.†	12	817
Norfolk Southern Corp.†	45	6,729
Union Pacific Corp.†	47	6,497
United Continental Holdings, Inc.†*	100	8,373

		49,841

Utilities — 2.1%
AES Corp.†	42	607
Ameren Corp.	16	1,044
Dominion Energy, Inc.†	42	3,001
DTE Energy Co.	12	1,324
Edison International	16	908
Eversource Energy	20	1,301
Exelon Corp.†	292	13,169
FirstEnergy Corp.	33	1,239
NRG Energy, Inc.†	109	4,316
Pinnacle West Capital Corp.	41	3,493
PPL Corp.(a)	41	1,162
Southern Co. (The)†	379	16,646
WEC Energy Group, Inc.	20	1,385

		49,595

TOTAL COMMON STOCKS (Cost $2,386,089)		2,360,419

TOTAL LONG POSITIONS - 99.6%		2,360,419

(Cost $2,386,089)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
SHORT POSITIONS — (39.0)%
COMMON STOCKS — (39.0)%
Automobiles & Components — (0.2)%
Aptiv PLC (Jersey)	(63)	$(3,879)

Banks — (1.9)%
BB&T Corp.	(171)	(7,408)
Citigroup, Inc.	(104)	(5,414)
Citizens Financial Group, Inc.	(108)	(3,211)
Comerica, Inc.	(38)	(2,610)
Fifth Third Bancorp	(147)	(3,459)
Huntington Bancshares, Inc.	(247)	(2,944)
KeyCorp.	(236)	(3,488)
M&T Bank Corp.	(33)	(4,723)
Regions Financial Corp.	(249)	(3,332)
SunTrust Banks, Inc.	(103)	(5,195)
SVB Financial Group*	(2)	(380)
Zions Bancorp NA	(44)	(1,793)

		(43,957)

Capital Goods — (2.4)%
Deere & Co.	(10)	(1,492)
Fastenal Co.	(68)	(3,556)
Fluor Corp.	(12)	(386)
General Dynamics Corp.	(68)	(10,690)
General Electric Co.	(1,130)	(8,554)
Harris Corp.	(28)	(3,770)
L3 Technologies, Inc.	(17)	(2,952)
Northrop Grumman Corp.	(41)	(10,041)
PACCAR, Inc.	(21)	(1,200)
Quanta Services, Inc.	(36)	(1,084)
Roper Technologies, Inc.	(25)	(6,663)
Stanley Black & Decker, Inc.	(27)	(3,233)
United Rentals, Inc.*	(19)	(1,948)
Xylem, Inc.	(34)	(2,268)

		(57,837)

Commercial & Professional Services — (0.5)%
Copart, Inc.*	(59)	(2,819)
Equifax, Inc.	(29)	(2,701)
IHS Markit Ltd. (Bermuda)*	(93)	(4,461)
Rollins, Inc.	(78)	(2,816)

		(12,797)

Consumer Durables & Apparel — (1.2)%
DR Horton, Inc.	(89)	(3,085)
Hanesbrands, Inc.	(22)	(276)
Hasbro, Inc.	(29)	(2,356)
Mattel, Inc.*	(81)	(809)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
NIKE, Inc., Class B	(65)	$(4,819)
PulteGroup, Inc.	(67)	(1,741)
PVH Corp.	(17)	(1,580)
Ralph Lauren Corp.	(18)	(1,862)
Tapestry, Inc.	(66)	(2,228)
Under Armour, Inc., Class C*	(105)	(1,698)
VF Corp.	(94)	(6,706)

		(27,160)

Consumer Services — (1.2)%
Chipotle Mexican Grill, Inc.*	(7)	(3,023)
Darden Restaurants, Inc.	(30)	(2,996)
Marriott International, Inc., Class A	(81)	(8,793)
MGM Resorts International	(125)	(3,032)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(52)	(2,204)
Royal Caribbean Cruises Ltd. (Liberia)	(49)	(4,792)
Wynn Resorts Ltd.	(25)	(2,473)

		(27,313)

Diversified Financials — (1.6)%
Ameriprise Financial, Inc.	(15)	(1,566)
Bank of New York Mellon Corp. (The)	(189)	(8,896)
Capital One Financial Corp.	(108)	(8,164)
Cboe Global Markets, Inc.	(26)	(2,544)
Discover Financial Services	(76)	(4,482)
Jefferies Financial Group, Inc.	(61)	(1,059)
Northern Trust Corp.	(51)	(4,263)
Raymond James Financial, Inc.	(33)	(2,456)
Synchrony Financial	(165)	(3,871)

		(37,301)

Energy — (3.5)%
Anadarko Petroleum Corp.	(116)	(5,085)
Apache Corp.	(88)	(2,310)
Cabot Oil & Gas Corp.	(102)	(2,280)
Cimarex Energy Co.	(22)	(1,356)
Concho Resources, Inc.*	(47)	(4,831)
Diamondback Energy, Inc.	(23)	(2,132)
EOG Resources, Inc.	(136)	(11,861)
Halliburton Co.	(181)	(4,811)
Helmerich & Payne, Inc.	(25)	(1,198)
Marathon Oil Corp.	(198)	(2,839)
Marathon Petroleum Corp.	(46)	(2,714)
National Oilwell Varco, Inc.	(87)	(2,236)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Newfield Exploration Co.*	(46)	$(674)
Noble Energy, Inc.	(114)	(2,139)
ONEOK, Inc.	(96)	(5,179)
Pioneer Natural Resources Co.	(40)	(5,261)
Schlumberger Ltd. (Curacao)	(308)	(11,113)
TechnipFMC PLC (United Kingdom)	(104)	(2,036)
Valero Energy Corp.	(94)	(7,047)
Williams Cos., Inc. (The)	(286)	(6,306)

		(83,408)

Food & Staples Retailing — (0.2)%
Kroger Co. (The)	(184)	(5,060)

Food, Beverage & Tobacco — (1.1)%
Brown-Forman Corp., Class B	(113)	(5,377)
Campbell Soup Co.	(71)	(2,342)
Conagra Brands, Inc.	(111)	(2,371)
Hershey Co. (The)	(9)	(965)
JM Smucker Co. (The)	(27)	(2,524)
McCormick & Co., Inc., non-voting shares	(29)	(4,038)
Mondelez International, Inc., Class A	(83)	(3,322)
Monster Beverage Corp.*	(87)	(4,282)

		(25,221)

Health Care Equipment & Services — (3.8)%
ABIOMED, Inc.*	(10)	(3,250)
Align Technology, Inc.*	(18)	(3,770)
AmerisourceBergen Corp.	(38)	(2,827)
Baxter International, Inc.	(123)	(8,096)
Boston Scientific Corp.*	(327)	(11,556)
Cerner Corp.*	(81)	(4,248)
Cooper Cos., Inc. (The)	(12)	(3,054)
DaVita, Inc.*	(38)	(1,955)
DENTSPLY SIRONA, Inc.	(49)	(1,823)
Edwards Lifesciences Corp.*	(49)	(7,505)
Hologic, Inc.*	(63)	(2,589)
IDEXX Laboratories, Inc.*	(21)	(3,906)
Intuitive Surgical, Inc.*	(26)	(12,452)
Stryker Corp.	(89)	(13,951)
Universal Health Services, Inc., Class B	(22)	(2,564)
Varian Medical Systems, Inc.*	(22)	(2,493)
Zimmer Biomet Holdings, Inc.	(49)	(5,082)

		(91,121)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.5)%
Coty, Inc., Class A	(177)	$(1,161)
Estee Lauder Cos., Inc. (The), Class A	(87)	(11,319)

		(12,480)

Insurance — (0.9)%
Allstate Corp. (The)	(5)	(413)
American International Group, Inc.	(62)	(2,443)
Brighthouse Financial, Inc.*	(28)	(853)
Everest Re Group Ltd. (Bermuda)	(10)	(2,178)
Lincoln National Corp.	(12)	(616)
MetLife, Inc.	(134)	(5,502)
Principal Financial Group, Inc.	(63)	(2,783)
Prudential Financial, Inc.	(29)	(2,365)
Willis Towers Watson PLC (Ireland)	(30)	(4,556)

		(21,709)

Materials — (2.0)%
Air Products & Chemicals, Inc.	(52)	(8,323)
Albemarle Corp.	(26)	(2,004)
Ball Corp.	(69)	(3,173)
Ecolab, Inc.	(69)	(10,167)
International Flavors & Fragrances, Inc.	(22)	(2,954)
Linde PLC (Ireland)	(66)	(10,299)
Martin Marietta Materials, Inc.	(14)	(2,406)
Newmont Mining Corp.	(126)	(4,366)
Vulcan Materials Co.	(32)	(3,162)

		(46,854)

Media & Entertainment — (1.9)%
Activision Blizzard, Inc.	(180)	(8,383)
CBS Corp., Class B, non-voting shares	(89)	(3,891)
Charter Communications, Inc., Class A*	(44)	(12,539)
Electronic Arts, Inc.*	(5)	(395)
Netflix, Inc.*	(40)	(10,706)
Take-Two Interactive Software, Inc.*	(26)	(2,676)
TripAdvisor, Inc.*	(33)	(1,780)
Twitter, Inc.*	(180)	(5,173)

		(45,543)

Pharmaceuticals, Biotechnology & Life Sciences — (2.7)%
Agilent Technologies, Inc.	(75)	(5,059)
Alexion Pharmaceuticals, Inc.*	(52)	(5,063)
Allergan PLC (Ireland)	(80)	(10,693)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Illumina, Inc.*	(29)	$(8,698)
Incyte Corp.*	(51)	(3,243)
IQVIA Holdings, Inc.*	(47)	(5,460)
Mettler-Toledo International, Inc.*	(6)	(3,393)
Mylan NV (Netherlands)*	(1)	(27)
PerkinElmer, Inc.	(27)	(2,121)
Perrigo Co. PLC (Ireland)	(33)	(1,279)
Vertex Pharmaceuticals, Inc.*	(61)	(10,108)
Waters Corp.*	(18)	(3,396)
Zoetis, Inc.	(51)	(4,363)

		(62,903)

Real Estate — (2.9)%
American Tower Corp., REIT	(104)	(16,452)
Boston Properties, Inc., REIT	(36)	(4,052)
CBRE Group, Inc., Class A*	(80)	(3,203)
Crown Castle International Corp., REIT	(97)	(10,537)
Equinix, Inc., REIT	(18)	(6,346)
Essex Property Trust, Inc., REIT	(16)	(3,923)
Federal Realty Investment Trust, REIT	(18)	(2,125)
HCP, Inc., REIT	(97)	(2,709)
Host Hotels & Resorts, Inc., REIT	(166)	(2,767)
Iron Mountain, Inc., REIT	(68)	(2,204)
Kimco Realty Corp., REIT	(100)	(1,465)
Macerich Co. (The), REIT	(34)	(1,472)
Prologis, Inc., REIT	(65)	(3,817)
Regency Centers Corp., REIT	(40)	(2,347)
SBA Communications Corp., REIT*	(27)	(4,371)
SL Green Realty Corp., REIT	(21)	(1,661)

		(69,451)

Retailing — (1.1)%
Best Buy Co., Inc.	(1)	(53)
CarMax, Inc.*	(41)	(2,572)
Dollar Tree, Inc.*	(56)	(5,058)
Expedia Group, Inc.	(37)	(4,168)
Foot Locker, Inc.	(27)	(1,436)
Gap, Inc. (The)	(91)	(2,344)
L Brands, Inc.	(64)	(1,643)
LKQ Corp.*	(76)	(1,803)
Macy’s, Inc.	(72)	(2,144)
Ross Stores, Inc.	(8)	(666)
Target Corp.	(3)	(198)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tiffany & Co.	(28)	$(2,254)
Ulta Beauty, Inc.*	(8)	(1,959)

		(26,298)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(259)	(4,781)
Analog Devices, Inc.	(54)	(4,635)
Broadcom, Inc.	(40)	(10,171)
Maxim Integrated Products, Inc.	(55)	(2,797)
Microchip Technology, Inc.	(62)	(4,459)
NVIDIA Corp.	(51)	(6,808)
Qorvo, Inc.*	(30)	(1,822)
QUALCOMM, Inc.	(183)	(10,415)
Skyworks Solutions, Inc.	(42)	(2,815)
Xilinx, Inc.	(54)	(4,599)

		(53,302)

Software & Services — (3.7)%
Adobe, Inc.*	(34)	(7,692)
Akamai Technologies, Inc.*	(38)	(2,321)
ANSYS, Inc.*	(20)	(2,859)
Autodesk, Inc.*	(51)	(6,559)
Cadence Design Systems, Inc.*	(66)	(2,870)
Fidelity National Information Services, Inc.	(70)	(7,178)
Fiserv, Inc.*	(95)	(6,982)
FleetCor Technologies, Inc.*	(21)	(3,900)
Fortinet, Inc.*	(39)	(2,747)
Gartner, Inc.*	(22)	(2,812)
Global Payments, Inc.	(37)	(3,816)
Intuit, Inc.	(62)	(12,205)
Paychex, Inc.	(71)	(4,626)
Red Hat, Inc.*	(42)	(7,377)
salesforce.com, Inc.*	(37)	(5,068)
Symantec Corp.	(148)	(2,796)
Synopsys, Inc.*	(36)	(3,033)
Total System Services, Inc.	(44)	(3,577)

		(88,418)

Technology Hardware & Equipment — (0.3)%
Arista Networks, Inc.*	(18)	(3,793)
IPG Photonics Corp.*	(13)	(1,473)
Keysight Technologies, Inc.*	(31)	(1,924)

		(7,190)

Transportation — (0.9)%
CH Robinson Worldwide, Inc.	(33)	(2,775)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.	(114)	$(5,689)
FedEx Corp.	(28)	(4,517)
JB Hunt Transport Services, Inc.	(26)	(2,419)
Kansas City Southern	(25)	(2,386)
Southwest Airlines Co.	(19)	(883)
United Parcel Service, Inc., Class B	(29)	(2,828)

		(21,497)

Utilities — (2.2)%
Alliant Energy Corp.	(56)	(2,366)
American Electric Power Co., Inc.	(64)	(4,783)
American Water Works Co., Inc.	(17)	(1,543)
CenterPoint Energy, Inc.	(102)	(2,879)
CMS Energy Corp.	(66)	(3,277)
Consolidated Edison, Inc.	(74)	(5,658)
Duke Energy Corp.	(56)	(4,833)
Entergy Corp.	(43)	(3,701)
Evergy, Inc.	(18)	(1,022)
NextEra Energy, Inc.	(19)	(3,303)
NiSource, Inc.	(85)	(2,155)
PG&E Corp.*	(121)	(2,874)
Public Service Enterprise Group, Inc.	(94)	(4,893)
SCANA Corp.	(34)	(1,625)
Sempra Energy	(20)	(2,164)
Xcel Energy, Inc.	(122)	(6,011)

		(53,087)

TOTAL COMMON STOCKS (Proceeds $1,077,197)		(923,786)

TOTAL SECURITES SOLD SHORT - (39.0)%		(923,786)

(Proceeds $1,077,197)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.4%		932,339

NET ASSETS - 100.0%		$2,368,972

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $31,754.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 173.5%
COMMON STOCKS — 173.5%
Automobiles & Components — 2.9%
BorgWarner, Inc.†	169	$5,871
Cooper Tire & Rubber Co.	1	32
Dana, Inc.†	275	3,748
Delphi Technologies PLC (Jersey)(a)	114	1,632
Fiat Chrysler Automobiles NV (Netherlands)*	148	2,140
Ford Motor Co.†	2,629	20,112
Garrett Motion, Inc.*	118	1,456
General Motors Co.†	408	13,648
Goodyear Tire & Rubber Co. (The)†	194	3,960
Harley-Davidson, Inc.†(a)	156	5,323
Lear Corp.†	36	4,423
Tenneco, Inc., Class A	93	2,547
Winnebago Industries, Inc.(a)	3	73

		64,965

Capital Goods — 25.7%
3M Co.†	85	16,196
A.O. Smith Corp.†	138	5,893
Actuant Corp., Class A	58	1,217
AECOM†(a)*	235	6,228
AGCO Corp.	22	1,225
Allison Transmission Holdings, Inc.†	234	10,275
Altra Industrial Motion Corp.†	275	6,916
AMETEK, Inc.†	88	5,958
Applied Industrial Technologies, Inc.	54	2,913
Arconic, Inc.†	361	6,086
Armstrong World Industries, Inc.†	59	3,434
Atkore International Group, Inc.*	79	1,567
AZZ, Inc.	21	848
BMC Stock Holdings, Inc.*	34	526
Boeing Co. (The)	4	1,290
Colfax Corp.(a)*	205	4,284
Comfort Systems USA, Inc.	12	524
Continental Building Products, Inc.†*	95	2,418
Cummins, Inc.†	178	23,788
Dover Corp.†	147	10,430
Eaton Corp. PLC (Ireland)	311	21,353
EMCOR Group, Inc.	2	119
Emerson Electric Co.†	191	11,412
EnPro Industries, Inc.	1	60
Esterline Technologies Corp.†*	49	5,951
Federal Signal Corp.	55	1,094
Fluor Corp.†	134	4,315

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	65	$4,398
Fortune Brands Home & Security, Inc.†	120	4,559
Gardner Denver Holdings, Inc.†*	192	3,926
Generac Holdings, Inc.†*	51	2,535
General Electric Co.†	1,471	11,135
Gorman-Rupp Co. (The)†	15	486
GrafTech International Ltd.(a)	209	2,391
Harris Corp.†	57	7,675
Harsco Corp.*	8	159
Hexcel Corp.†	46	2,638
Hillenbrand, Inc.†	92	3,490
Honeywell International, Inc.	308	40,693
Hubbell, Inc.†	80	7,947
Huntington Ingalls Industries, Inc.†	67	12,751
Illinois Tool Works, Inc.†	171	21,664
Ingersoll-Rand PLC (Ireland)†	194	17,699
ITT, Inc.	60	2,896
Jacobs Engineering Group, Inc.†	190	11,107
Johnson Controls International PLC (Ireland)†	735	21,793
Kaman Corp.	39	2,188
L3 Technologies, Inc.	27	4,689
Lincoln Electric Holdings, Inc.†	52	4,100
Lockheed Martin Corp.†	135	35,348
Masco Corp.†	545	15,936
Meritor, Inc.*	238	4,025
Milacron Holdings Corp.*	65	773
MSC Industrial Direct Co., Inc., Class A†	13	1,000
National Presto Industries, Inc.(a)	13	1,520
Nexeo Solutions, Inc.*	8	69
nVent Electric PLC (Ireland)	41	921
Oshkosh Corp.†	83	5,089
Owens Corning	16	704
Parker-Hannifin Corp.†	118	17,599
Pentair PLC (Ireland)†	188	7,103
Raytheon Co.†	257	39,411
Regal Beloit Corp.	2	140
Rockwell Automation, Inc.†	43	6,471
Snap-on, Inc.†	67	9,734
Spirit AeroSystems Holdings, Inc., Class A	76	5,479
Standex International Corp.†	25	1,679

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Teledyne Technologies, Inc.*	14	$2,899
Textron, Inc.†	159	7,312
TransDigm Group, Inc.†*	17	5,781
Trex Co., Inc.*	30	1,781
United Technologies Corp.	299	31,838
Valmont Industries, Inc.	7	777
WESCO International, Inc.†*	86	4,128
WW Grainger, Inc.†	55	15,530

		570,286

Commercial & Professional Services — 5.1%
ABM Industries, Inc.(a)	84	2,697
Cintas Corp.†	9	1,512
Clean Harbors, Inc.*	26	1,283
Deluxe Corp.(a)	92	3,536
Dun & Bradstreet Corp. (The)†	41	5,852
Equifax, Inc.	32	2,980
FTI Consulting, Inc.†*	105	6,997
ICF International, Inc.	10	648
KAR Auction Services, Inc.†	110	5,249
ManpowerGroup, Inc.	43	2,786
Navigant Consulting, Inc.	35	842
Nielsen Holdings PLC (United Kingdom)†	287	6,696
Republic Services, Inc.†	334	24,078
Ritchie Bros Auctioneers, Inc. (Canada)	25	818
Robert Half International, Inc.†	114	6,521
Tetra Tech, Inc.†	79	4,090
TriNet Group, Inc.*	32	1,342
UniFirst Corp.†	17	2,432
Verisk Analytics, Inc.†*	68	7,415
Waste Management, Inc.†	277	24,650

		112,424

Consumer Durables & Apparel — 5.0%
Acushnet Holdings Corp.(a)	19	400
Callaway Golf Co.†(a)	370	5,661
Capri Holdings Ltd. (British Virgin Islands)*	364	13,803
Cavco Industries, Inc.†*	13	1,695
Crocs, Inc.†*	185	4,806
Deckers Outdoor Corp.†*	10	1,279
Garmin Ltd. (Switzerland)†	363	22,985
Helen of Troy Ltd. (Bermuda)*	22	2,886
Johnson Outdoors, Inc., Class A	1	59

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Lululemon Athletica, Inc.(a)*	23	$2,797
Malibu Boats, Inc., Class A*	16	557
Mohawk Industries, Inc.†*	76	8,889
Movado Group, Inc.(a)	6	190
Newell Brands, Inc.(a)	216	4,015
NVR, Inc.†*	6	14,622
PVH Corp.†	58	5,391
Ralph Lauren Corp.†	2	207
Skechers U.S.A., Inc., Class A(a)*	195	4,464
Sturm Ruger & Co., Inc.	37	1,969
Tapestry, Inc.†	99	3,341
Tupperware Brands Corp.(a)	59	1,863
Vista Outdoor, Inc.†*	221	2,508
Whirlpool Corp.†	70	7,481
Wolverine World Wide, Inc.(a)	2	64

		111,932

Consumer Services — 8.4%
Aramark†	311	9,010
BJ’s Restaurants, Inc.†(a)	118	5,967
Boyd Gaming Corp.†	27	561
Brinker International, Inc.†(a)	127	5,585
Career Education Corp.*	1	11
Carnival Corp. (Panama)†	425	20,952
Cheesecake Factory, Inc. (The)	9	392
Choice Hotels International, Inc.†(a)	74	5,297
Churchill Downs, Inc.†	21	5,123
Darden Restaurants, Inc.†	85	8,488
Denny’s Corp.†*	50	810
Dine Brands Global, Inc.†(a)	66	4,444
frontdoor, Inc.*	118	3,140
Graham Holdings Co., Class B†	6	3,843
Grand Canyon Education, Inc.†*	55	5,288
Hilton Worldwide Holdings, Inc.†	49	3,518
International Game Technology PLC (United Kingdom)	162	2,370
Jack in the Box, Inc.†(a)	62	4,813
Las Vegas Sands Corp.†	63	3,279
McDonald’s Corp.†	281	49,897
Papa John’s International, Inc.†	12	478
SeaWorld Entertainment, Inc.†*	295	6,517
Starbucks Corp.†	89	5,732
Stars Group, Inc. (The) (Canada)*	86	1,421
Weight Watchers International, Inc.*	4	154
Wendy’s Co. (The)	3	47

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wyndham Destinations, Inc.†	2	$72
Yum! Brands, Inc.†	319	29,322

		186,531

Energy — 4.2%
Cameco Corp. (Canada)†	97	1,101
Cenovus Energy, Inc. (Canada)	419	2,946
CONSOL Energy, Inc.*	48	1,522
Core Laboratories NV (Netherlands)	8	477
CVR Energy, Inc.†	140	4,827
Delek US Holdings, Inc.†(a)	137	4,454
Enbridge, Inc. (Canada)†	275	8,547
FTS International, Inc.*	132	939
Halliburton Co.†	274	7,283
Helix Energy Solutions Group, Inc.(a)*	221	1,196
HollyFrontier Corp.†	96	4,908
Imperial Oil Ltd. (Canada)	52	1,317
Kinder Morgan, Inc.†	576	8,859
KLX Energy Services Holdings, Inc.*	5	117
Nabors Industries Ltd. (Bermuda)(a)	427	854
National Oilwell Varco, Inc.†	276	7,093
Oceaneering International, Inc.(a)*	88	1,065
Pembina Pipeline Corp. (Canada)(a)	55	1,632
Precision Drilling Corp. (Canada)*	221	385
ProPetro Holding Corp.(a)*	220	2,710
Renewable Energy Group, Inc.†*	338	8,687
RPC, Inc.†(a)	242	2,389
Schlumberger Ltd. (Curacao)†	201	7,252
TechnipFMC PLC (United Kingdom)†	214	4,190
Tidewater, Inc.*	33	631
Williams Cos., Inc. (The)†	339	7,475
World Fuel Services Corp.	43	921

		93,777

Food & Staples Retailing — 5.1%
Casey’s General Stores, Inc.	21	2,691
Costco Wholesale Corp.	1	204
Kroger Co. (The)†	487	13,392
Sysco Corp.†	462	28,949
Walgreens Boots Alliance, Inc.†	433	29,587
Walmart, Inc.†	419	39,030

		113,853

Food, Beverage & Tobacco — 19.9%
Altria Group, Inc.†	1,120	55,317
Archer-Daniels-Midland Co.†	460	18,846

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
B&G Foods, Inc.(a)	8	$231
Campbell Soup Co.†(a)	267	8,808
Coca-Cola Co. (The)†	679	32,151
Constellation Brands, Inc., Class A†	224	36,024
General Mills, Inc.†	609	23,714
Hershey Co. (The)†	172	18,435
Hormel Foods Corp.†(a)	419	17,883
Ingredion, Inc.†	30	2,742
JM Smucker Co. (The)(a)	47	4,394
John B Sanfilippo & Son, Inc.(a)	6	334
Kellogg Co.†	295	16,818
Kraft Heinz Co. (The)†	702	30,214
Lamb Weston Holdings, Inc.†	99	7,282
McCormick & Co., Inc., non-voting shares†(a)	46	6,405
Molson Coors Brewing Co., Class B†	175	9,828
Mondelez International, Inc., Class A†	499	19,975
National Beverage Corp.(a)	31	2,225
PepsiCo, Inc.†	389	42,977
Philip Morris International, Inc.†	626	41,792
Pilgrim’s Pride Corp.†*	463	7,181
Post Holdings, Inc.†(a)*	90	8,022
TreeHouse Foods, Inc.(a)*	50	2,535
Tyson Foods, Inc., Class A†	396	21,146
Universal Corp.†	63	3,411
Vector Group Ltd.(a)	408	3,970

		442,660

Health Care Equipment & Services — 14.4%
Abbott Laboratories†	58	4,195
Amedisys, Inc.*	8	937
AMN Healthcare Services, Inc.(a)*	7	397
athenahealth, Inc.†*	48	6,333
Avanos Medical, Inc.†(a)*	115	5,151
Baxter International, Inc.†	66	4,344
Becton Dickinson and Co.†	56	12,618
Brookdale Senior Living, Inc.†*	466	3,122
Cardinal Health, Inc.†	312	13,915
Cerner Corp.*	42	2,202
Chemed Corp.†	14	3,966
Cigna Corp.†	123	23,360
CONMED Corp.	20	1,284
Cooper Cos., Inc. (The)†	7	1,781
CVS Health Corp.	250	16,380

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Danaher Corp.†	33	$3,403
DaVita, Inc.*	93	4,786
DENTSPLY SIRONA, Inc.†	273	10,158
Encompass Health Corp.†	44	2,715
Globus Medical, Inc., Class A†*	181	7,834
Haemonetics Corp.†*	33	3,302
HCA Healthcare, Inc.†	216	26,881
Henry Schein, Inc.†(a)*	116	9,108
Hill-Rom Holdings, Inc.†	92	8,147
HMS Holdings Corp.*	113	3,179
Hologic, Inc.*	33	1,356
ICU Medical, Inc.†*	7	1,607
Inovalon Holdings, Inc., Class A(a)*	28	397
Integer Holdings Corp.†*	86	6,558
Integra LifeSciences Holdings Corp.†*	113	5,096
Laboratory Corp. of America Holdings†*	151	19,080
LivaNova PLC (United Kingdom)†*	90	8,232
Masimo Corp.†*	38	4,080
McKesson Corp.†	147	16,239
MEDNAX, Inc.†*	192	6,336
Medtronic PLC (Ireland)†	345	31,381
Meridian Bioscience, Inc.	7	122
NextGen Healthcare, Inc.†*	151	2,288
Patterson Cos., Inc.†	97	1,907
Quest Diagnostics, Inc.†	117	9,743
Quidel Corp.*	12	586
ResMed, Inc.†	62	7,060
Select Medical Holdings Corp.*	59	906
STERIS PLC (United Kingdom)†	73	7,800
Tenet Healthcare Corp.†*	119	2,040
Tivity Health, Inc.*	75	1,861
Universal Health Services, Inc., Class B†	7	816
Varian Medical Systems, Inc.†*	19	2,153
Veeva Systems, Inc., Class A*	5	447
West Pharmaceutical Services, Inc.†	30	2,941

		320,530

Household & Personal Products — 7.5%
Avon Products, Inc.*	269	409
Church & Dwight Co., Inc.†	302	19,860
Clorox Co. (The)†(a)	128	19,730
Colgate-Palmolive Co.†	619	36,843

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Edgewell Personal Care Co.†(a)*	137	$5,117
Kimberly-Clark Corp.†	210	23,927
Procter & Gamble Co. (The)†	662	60,851

		166,737

Materials — 4.8%
A. Schulman, Inc. CVR(b)*	1	2
Ashland Global Holdings, Inc.†	146	10,360
Axalta Coating Systems Ltd. (Bermuda)*	71	1,663
Balchem Corp.	5	392
Bemis Co., Inc.†	67	3,075
Berry Global Group, Inc.†*	120	5,704
Celanese Corp.†(a)	92	8,277
Chase Corp.	13	1,301
Chemours Co. (The)†	162	4,572
Domtar Corp.†	105	3,689
Eagle Materials, Inc.†	52	3,174
FMC Corp.†	114	8,431
Greif, Inc., Class A	22	816
International Paper Co.†	19	767
Kraton Corp.*	41	895
Kronos Worldwide, Inc.(a)	41	472
Methanex Corp. (Canada)†	82	3,950
Neenah Paper, Inc.†(a)	28	1,650
NewMarket Corp.(a)	11	4,533
Norbord, Inc. (Canada)	29	771
PolyOne Corp.†	96	2,746
Rayonier Advanced Materials, Inc.(a)	257	2,737
RPM International, Inc.†	66	3,879
Scotts Miracle-Gro Co. (The)†(a)	117	7,191
Sherwin-Williams Co. (The)†	2	787
Sonoco Products Co.†	40	2,125
Verso Corp., Class A†*	204	4,570
Westlake Chemical Corp.†(a)	103	6,816
Westrock Co.	298	11,252

		106,597

Media & Entertainment — 11.3%
Activision Blizzard, Inc.	21	978
Alphabet, Inc., Class A†*	36	37,619
AMC Networks, Inc., Class A(a)*	5	274
ANGI Homeservices, Inc., Class A(a)*	107	1,719
Cars.com, Inc.†(a)*	286	6,149
Cinemark Holdings, Inc.†	109	3,902
Comcast Corp., Class A†	380	12,939

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Discovery, Inc., Class A*	7	$173
DISH Network Corp., Class A†*	288	7,191
Electronic Arts, Inc.†*	173	13,651
Facebook, Inc., Class A†*	178	23,334
Gannett Co., Inc.(a)	235	2,005
Gray Television, Inc.(a)*	144	2,123
IAC/InterActiveCorp.†*	44	8,054
Interpublic Group of Cos., Inc. (The)†	526	10,851
Marcus Corp. (The)	13	513
MSG Networks, Inc., Class A†(a)*	140	3,298
National CineMedia, Inc.	13	84
New Media Investment Group, Inc.	101	1,169
News Corp., Class A†	839	9,523
Omnicom Group, Inc.†(a)	188	13,769
QuinStreet, Inc.(a)*	22	357
TEGNA, Inc.	362	3,935
Tribune Media Co., Class A†	195	8,849
TripAdvisor, Inc.*	99	5,340
Twenty-First Century Fox, Inc., Class A†	672	32,337
Viacom, Inc., Class B†	581	14,932
Walt Disney Co. (The)†	222	24,342
World Wrestling Entertainment, Inc., Class A(a)	7	523

		249,933

Pharmaceuticals, Biotechnology & Life Sciences — 10.1%
AbbVie, Inc.†	59	5,439
Agilent Technologies, Inc.	66	4,452
Amgen, Inc.†	58	11,291
Biogen, Inc.†*	46	13,842
Bio-Rad Laboratories, Inc., Class A*	3	697
Bristol-Myers Squibb Co.†	238	12,371
Bruker Corp.	81	2,411
CareDx, Inc.(a)*	96	2,413
Celgene Corp.†*	379	24,290
Charles River Laboratories International, Inc.*	15	1,698
Eli Lilly & Co.†	171	19,788
Emergent BioSolutions, Inc.*	5	296
Gilead Sciences, Inc.†	322	20,141
Innoviva, Inc.(a)*	37	646
Jazz Pharmaceuticals PLC (Ireland)*	4	496
Johnson & Johnson†	174	22,455
Ligand Pharmaceuticals, Inc.†(a)*	22	2,985

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Medpace Holdings, Inc.*	76	$4,023
Merck & Co., Inc.†	411	31,405
Mettler-Toledo International, Inc.(a)*	2	1,131
Mylan NV (Netherlands)*	115	3,151
Nektar Therapeutics*	24	789
Neurocrine Biosciences, Inc.(a)*	23	1,642
Pfizer, Inc.†	254	11,087
PRA Health Sciences, Inc.†*	55	5,058
QIAGEN NV (Netherlands)†*	179	6,167
Regeneron Pharmaceuticals, Inc.†*	9	3,361
Repligen Corp.*	13	686
Thermo Fisher Scientific, Inc.†	26	5,819
Vanda Pharmaceuticals, Inc.*	25	653
Waters Corp.†*	12	2,264
Zoetis, Inc.†	12	1,026

		223,973

Retailing — 14.8%
Advance Auto Parts, Inc.†	153	24,091
Amazon.com, Inc.†*	25	37,549
Asbury Automotive Group, Inc.†(a)*	35	2,333
Ascena Retail Group, Inc.*	195	489
AutoNation, Inc.†(a)*	24	857
AutoZone, Inc.†*	23	19,282
Bed Bath & Beyond, Inc.†(a)	786	8,898
Best Buy Co., Inc.†	17	900
Booking Holdings, Inc.†*	12	20,669
Chico’s FAS, Inc.†(a)	277	1,557
Core-Mark Holding Co., Inc.	108	2,511
Dollar General Corp.†	116	12,537
eBay, Inc.†*	896	25,151
Etsy, Inc.†(a)*	323	15,365
Expedia Group, Inc.†	30	3,379
Genuine Parts Co.†	186	17,860
GrubHub, Inc.†(a)*	9	691
Home Depot, Inc. (The)†	105	18,041
Hudson Ltd., Class A (Bermuda)*	19	326
Kohl’s Corp.†	151	10,017
Lithia Motors, Inc., Class A†(a)	104	7,938
Lowe’s Cos., Inc.†	113	10,437
Nordstrom, Inc.†(a)	106	4,941
Nutrisystem, Inc.†	104	4,564
Office Depot, Inc.	431	1,112
O’Reilly Automotive, Inc.†*	22	7,575

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
PetMed Express, Inc.†	104	$2,419
Qurate Retail, Inc.†(a)*	560	10,931
RH†(a)*	34	4,074
Ross Stores, Inc.†	55	4,576
Shoe Carnival, Inc.(a)	12	402
Shutterstock, Inc.(a)	9	324
Signet Jewelers Ltd. (Bermuda)†	68	2,160
Stamps.com, Inc.(a)*	9	1,401
Tailored Brands, Inc.	214	2,919
TJX Cos., Inc. (The)†	646	28,902
Tractor Supply Co.†	64	5,340
Ulta Beauty, Inc.†*	13	3,183
Urban Outfitters, Inc.*	65	2,158

		327,859

Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc.†	24	2,060
Cohu, Inc.	17	273
Diodes, Inc.†*	116	3,742
Intel Corp.†	163	7,650
KLA-Tencor Corp.	24	2,148
Lam Research Corp.	6	817
Micron Technology, Inc.†*	264	8,377
MKS Instruments, Inc.	31	2,003
Nanometrics, Inc.*	80	2,186
ON Semiconductor Corp.*	321	5,300
QUALCOMM, Inc.†	23	1,309
Semtech Corp.*	24	1,101
Texas Instruments, Inc.†	16	1,512
Versum Materials, Inc.	64	1,774

		40,252

Software & Services — 12.8%
Accenture PLC, Class A (Ireland)†	76	10,717
Adobe, Inc.†*	2	452
Akamai Technologies, Inc.†*	63	3,848
Alliance Data Systems Corp.†	23	3,452
ANSYS, Inc.†*	15	2,144
Appfolio, Inc., Class A*	7	415
Aspen Technology, Inc.†*	54	4,438
Automatic Data Processing, Inc.†	53	6,949
Avaya Holdings Corp.†*	329	4,790
Blackbaud, Inc.	15	943
Booz Allen Hamilton Holding Corp.†	184	8,293
Broadridge Financial Solutions, Inc.†	7	674

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CACI International, Inc., Class A*	12	$1,728
Cardtronics PLC, Class A (United Kingdom)*	77	2,002
CDK Global, Inc.†	222	10,629
CGI Group, Inc., Class A (Canada)†*	75	4,589
Cision Ltd. (Cayman Islands)(a)*	158	1,849
Citrix Systems, Inc.†	153	15,676
CommVault Systems, Inc.†*	62	3,664
Conduent, Inc.†*	222	2,360
CoreLogic, Inc.*	7	234
DXC Technology Co.†	321	17,068
Endurance International Group Holdings, Inc.*	42	279
Euronet Worldwide, Inc.(a)*	8	819
Fair Isaac Corp.†*	24	4,488
Fiserv, Inc.†*	81	5,953
FleetCor Technologies, Inc.†*	8	1,486
Fortinet, Inc.†*	139	9,790
Globant SA (Luxembourg)*	34	1,915
GoDaddy, Inc., Class A*	27	1,772
International Business Machines Corp.†	285	32,396
j2 Global, Inc.†	67	4,648
Jack Henry & Associates, Inc.†	44	5,567
Leidos Holdings, Inc.†	116	6,116
Manhattan Associates, Inc.†*	24	1,017
MAXIMUS, Inc.	67	4,361
Microsoft Corp.†	66	6,704
Monotype Imaging Holdings, Inc.	5	78
NIC, Inc.†	260	3,245
Nuance Communications, Inc.†*	424	5,610
Open Text Corp. (Canada)†	216	7,042
Oracle Corp.†	188	8,488
Paychex, Inc.†	236	15,375
Paycom Software, Inc.(a)*	25	3,061
PayPal Holdings, Inc.†*	84	7,064
Progress Software Corp.†	117	4,152
Qualys, Inc.(a)*	37	2,765
Red Hat, Inc.†*	21	3,688
SPS Commerce, Inc.†*	57	4,696
SS&C Technologies Holdings, Inc.†	3	135
Tableau Software, Inc., Class A*	3	360
Travelport Worldwide Ltd. (Bermuda)†	5	78

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Tyler Technologies, Inc.†*	35	$6,504
Verint Systems, Inc.*	23	973
VeriSign, Inc.†*	60	8,897
VMware, Inc., Class A	10	1,371
Western Union Co. (The)†	360	6,142

		283,949

Technology Hardware & Equipment — 9.6%
Amphenol Corp., Class A†	98	7,940
Apple, Inc.†	23	3,628
ARRIS International PLC (United Kingdom)*	118	3,607
Avnet, Inc.	45	1,624
AVX Corp.	39	595
Badger Meter, Inc.(a)	27	1,329
Belden, Inc.(a)	11	459
Casa Systems, Inc.(a)*	27	355
Celestica, Inc. (Canada)*	2	18
Ciena Corp.†*	120	4,069
Cisco Systems, Inc.†	34	1,473
Coherent, Inc.(a)*	31	3,277
CommScope Holding Co., Inc.†*	492	8,064
Comtech Telecommunications Corp.	14	341
Corning, Inc.†	230	6,948
EchoStar Corp., Class A†*	100	3,672
F5 Networks, Inc.†*	75	12,152
FLIR Systems, Inc.†	291	12,670
Hewlett Packard Enterprise Co.	343	4,531
HP, Inc.†	616	12,603
Insight Enterprises, Inc.*	45	1,834
InterDigital, Inc.†	6	399
Itron, Inc.*	45	2,128
Juniper Networks, Inc.†	398	10,710
Keysight Technologies, Inc.*	46	2,856
Mesa Laboratories, Inc.(a)	9	1,876
Motorola Solutions, Inc.†	187	21,512
MTS Systems Corp.	13	522
NetApp, Inc.†	36	2,148
OSI Systems, Inc.(a)*	20	1,466
ScanSource, Inc.†*	42	1,444
Seagate Technology PLC (Ireland)†	450	17,365
TE Connectivity Ltd. (Switzerland)†	389	29,420
Tech Data Corp.*	5	409
Ubiquiti Networks, Inc.(a)	12	1,193
Vishay Intertechnology, Inc.†(a)	220	3,962

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	320	$11,830
Xerox Corp.†	417	8,240
Zebra Technologies Corp., Class A†*	32	5,095

		213,764

Telecommunication Services — 4.9%
AT&T, Inc.†	478	13,642
BCE, Inc. (Canada)†	80	3,162
CenturyLink, Inc.†	784	11,878
Cogent Communications Holdings, Inc.(a)	29	1,311
Rogers Communications, Inc., Class B (Canada)†	174	8,919
TELUS Corp. (Canada)	36	1,193
United States Cellular Corp.†*	24	1,247
Verizon Communications, Inc.†	1,125	63,247
Vonage Holdings Corp.†*	500	4,365

		108,964

Transportation — 5.2%
Alaska Air Group, Inc.†(a)	143	8,702
American Airlines Group, Inc.†	210	6,743
ArcBest Corp.(a)	19	651
CH Robinson Worldwide, Inc.†	7	589
CSX Corp.†	151	9,382
Echo Global Logistics, Inc.*	42	854
Expeditors International of Washington, Inc.†	247	16,818
FedEx Corp.†	7	1,129
Genesee & Wyoming, Inc., Class A*	43	3,183
Golden Ocean Group Ltd. (Bermuda)	1	6
Heartland Express, Inc.(a)	123	2,251
JB Hunt Transport Services, Inc.	14	1,303
Kirby Corp.(a)*	36	2,425
Landstar System, Inc.†	97	9,280
Norfolk Southern Corp.†	35	5,234
Schneider National, Inc., Class B†	252	4,705

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.†	426	$19,800
United Continental Holdings, Inc.†*	254	21,267
XPO Logistics, Inc.*	23	1,312

		115,634

TOTAL COMMON STOCKS (Cost $3,932,710)		3,854,620

TOTAL LONG POSITIONS - 173.5%		3,854,620

(Cost $3,932,710)

SHORT POSITIONS — (74.8)%
COMMON STOCKS — (74.8)%
Automobiles & Components — (1.7)%
American Axle & Manufacturing Holdings, Inc.*	(85)	(944)
Aptiv PLC (Jersey)	(190)	(11,698)
Dorman Products, Inc.*	(66)	(5,941)
Gentex Corp.	(19)	(384)
LCI Industries	(102)	(6,814)
Modine Manufacturing Co.*	(17)	(184)
Standard Motor Products, Inc.	(27)	(1,308)
Tesla, Inc.*	(21)	(6,989)
Thor Industries, Inc.	(4)	(208)
Visteon Corp.*	(60)	(3,617)

		(38,087)

Capital Goods — (11.4)%
AAON, Inc.	(29)	(1,017)
AAR Corp.	(72)	(2,688)
Advanced Drainage Systems, Inc.	(30)	(728)
Aegion Corp.*	(19)	(310)
Allegion PLC (Ireland)	(19)	(1,514)
American Woodmark Corp.*	(23)	(1,281)
Apogee Enterprises, Inc.	(42)	(1,254)
Argan, Inc.	(12)	(454)
Astec Industries, Inc.	(25)	(755)
Astronics Corp.*	(73)	(2,223)
Axon Enterprise, Inc.*	(51)	(2,231)
Beacon Roofing Supply, Inc.*	(107)	(3,394)
Blue Bird Corp.*	(2)	(36)
Briggs & Stratton Corp.	(51)	(667)
Builders FirstSource, Inc.*	(355)	(3,873)
BWX Technologies, Inc.	(49)	(1,873)
Carlisle Cos., Inc.	(43)	(4,322)
Caterpillar, Inc.	(34)	(4,320)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
CIRCOR International, Inc.*	(68)	$(1,448)
Crane Co.	(25)	(1,805)
CSW Industrials, Inc.*	(3)	(145)
Cubic Corp.	(17)	(914)
Curtiss-Wright Corp.	(55)	(5,617)
Dycom Industries, Inc.*	(224)	(12,105)
Evoqua Water Technologies Corp.*	(185)	(1,776)
Fastenal Co.	(108)	(5,647)
Flowserve Corp.	(1)	(38)
Franklin Electric Co., Inc.	(43)	(1,844)
Gates Industrial Corp. PLC (United Kingdom)*	(101)	(1,337)
General Dynamics Corp.	(31)	(4,874)
GMS, Inc.*	(56)	(832)
Graco, Inc.	(29)	(1,214)
Granite Construction, Inc.	(163)	(6,566)
Herc Holdings, Inc.*	(78)	(2,027)
JELD-WEN Holding, Inc.*	(224)	(3,183)
John Bean Technologies Corp.	(35)	(2,513)
Kennametal, Inc.	(5)	(166)
Kratos Defense & Security Solutions, Inc.*	(273)	(3,847)
MasTec, Inc.*	(279)	(11,316)
Mercury Systems, Inc.*	(160)	(7,566)
Middleby Corp. (The)*	(48)	(4,931)
MRC Global, Inc.*	(545)	(6,665)
Mueller Water Products, Inc., Class A	(67)	(610)
Navistar International Corp.*	(226)	(5,865)
NCI Building Systems, Inc.*	(8)	(58)
Nordson Corp.	(7)	(835)
Northrop Grumman Corp.	(47)	(11,510)
NOW, Inc.*	(480)	(5,587)
Patrick Industries, Inc.*	(130)	(3,849)
PGT Innovations, Inc.*	(136)	(2,156)
Primoris Services Corp.	(45)	(861)
Proto Labs, Inc.*	(9)	(1,015)
Quanta Services, Inc.	(29)	(873)
Raven Industries, Inc.	(36)	(1,303)
RBC Bearings, Inc.*	(7)	(918)
REV Group, Inc.	(129)	(969)
Roper Technologies, Inc.	(30)	(7,996)
Sensata Technologies Holding PLC (United Kingdom)*	(9)	(404)
SiteOne Landscape Supply, Inc.*	(64)	(3,537)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX Corp.*	(148)	$(4,145)
Stanley Black & Decker, Inc.	(113)	(13,531)
Sun Hydraulics Corp.	(1)	(33)
Sunrun, Inc.*	(440)	(4,792)
Terex Corp.	(180)	(4,963)
Textainer Group Holdings Ltd. (Bermuda)*	(41)	(408)
Thermon Group Holdings, Inc.*	(18)	(365)
Timken Co. (The)	(92)	(3,433)
Toro Co. (The)	(84)	(4,694)
TPI Composites, Inc.*	(24)	(590)
Triumph Group, Inc.	(321)	(3,692)
Tutor Perini Corp.*	(60)	(958)
United Rentals, Inc.*	(107)	(10,971)
Univar, Inc.*	(5)	(89)
Universal Forest Products, Inc.	(50)	(1,298)
USG Corp.	(229)	(9,769)
Vicor Corp.*	(163)	(6,160)
Vivint Solar, Inc.*	(54)	(206)
Wabash National Corp.	(30)	(392)
Wabtec Corp.	(23)	(1,616)
Welbilt, Inc.*	(266)	(2,955)
Wesco Aircraft Holdings, Inc.*	(121)	(956)
Willscot Corp.*	(58)	(546)
Woodward, Inc.	(74)	(5,497)
Xylem, Inc.	(28)	(1,868)

		(253,589)

Commercial & Professional Services — (1.6)%
ACCO Brands Corp.	(63)	(427)
ADT, Inc.	(69)	(415)
Advanced Disposal Services, Inc.*	(13)	(311)
ASGN, Inc.*	(64)	(3,488)
Brady Corp., Class A	(11)	(478)
BrightView Holdings, Inc.*	(16)	(163)
Casella Waste Systems, Inc., Class A*	(10)	(285)
Cimpress NV (Netherlands)*	(28)	(2,896)
Copart, Inc.*	(102)	(4,874)
CoStar Group, Inc.*	(2)	(675)
Ennis, Inc.	(1)	(19)
Healthcare Services Group, Inc.	(88)	(3,536)
Herman Miller, Inc.	(43)	(1,301)
HNI Corp.	(58)	(2,055)
IHS Markit Ltd. (Bermuda)*	(88)	(4,221)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Interface, Inc.	(65)	$(926)
Korn Ferry	(108)	(4,270)
Multi-Color Corp.	(34)	(1,193)
Steelcase, Inc., Class A	(36)	(534)
Team, Inc.*	(179)	(2,622)
TrueBlue, Inc.*	(18)	(400)
US Ecology, Inc.	(25)	(1,574)

		(36,663)

Consumer Durables & Apparel — (3.0)%
American Outdoor Brands Corp.*	(54)	(694)
Canada Goose Holdings, Inc. (Canada)*	(130)	(5,684)
Carter’s, Inc.	(43)	(3,510)
Columbia Sportswear Co.	(12)	(1,009)
Fossil Group, Inc.*	(8)	(126)
G-III Apparel Group Ltd.*	(191)	(5,327)
GoPro, Inc., Class A*	(1,107)	(4,694)
Hanesbrands, Inc.	(104)	(1,303)
Installed Building Products, Inc.*	(91)	(3,066)
iRobot Corp.*	(109)	(9,128)
Leggett & Platt, Inc.	(5)	(179)
Mattel, Inc.*	(548)	(5,475)
NIKE, Inc., Class B	(30)	(2,224)
Oxford Industries, Inc.	(11)	(781)
Polaris Industries, Inc.	(101)	(7,745)
Tempur Sealy International, Inc.*	(180)	(7,452)
TopBuild Corp.*	(78)	(3,510)
Under Armour, Inc., Class C*	(289)	(4,673)
VF Corp.	(5)	(357)

		(66,937)

Consumer Services — (3.8)%
Belmond Ltd., Class A (Bermuda)*	(89)	(2,228)
Bloomin’ Brands, Inc.	(16)	(286)
Chegg, Inc.*	(66)	(1,876)
Chipotle Mexican Grill, Inc.*	(13)	(5,613)
Dave & Buster’s Entertainment, Inc.	(75)	(3,342)
Fiesta Restaurant Group, Inc.*	(70)	(1,086)
Houghton Mifflin Harcourt Co.*	(34)	(301)
Hyatt Hotels Corp., Class A	(28)	(1,893)
International Speedway Corp., Class A	(57)	(2,500)
K12, Inc.*	(10)	(248)
MGM Resorts International	(456)	(11,063)
Monarch Casino & Resort, Inc.*	(2)	(76)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(114)	$(4,832)
Planet Fitness, Inc., Class A*	(16)	(858)
Red Rock Resorts, Inc., Class A	(332)	(6,743)
Royal Caribbean Cruises Ltd. (Liberia)	(103)	(10,072)
Service Corp. International	(154)	(6,200)
ServiceMaster Global Holdings, Inc.*	(52)	(1,910)
Shake Shack, Inc., Class A*	(152)	(6,904)
Six Flags Entertainment Corp.	(33)	(1,836)
Strategic Education, Inc.	(1)	(113)
Texas Roadhouse, Inc.	(9)	(537)
Vail Resorts, Inc.	(22)	(4,638)
Wingstop, Inc.	(74)	(4,750)
Wynn Resorts Ltd.	(56)	(5,539)

		(85,444)

Energy — (4.2)%
Archrock, Inc.	(128)	(959)
Cactus, Inc., Class A*	(40)	(1,096)
Cheniere Energy, Inc.*	(32)	(1,894)
DHT Holdings, Inc. (Marshall Islands)	(187)	(733)
Dril-Quip, Inc.*	(108)	(3,243)
Ensco PLC, Class A (United Kingdom)	(1,237)	(4,404)
Exterran Corp.*	(14)	(248)
Exxon Mobil Corp.	(48)	(3,273)
Forum Energy Technologies, Inc.*	(660)	(2,726)
Frank’s International NV (Netherlands)*	(10)	(52)
Green Plains, Inc	(361)	(4,733)
Keane Group, Inc.*	(79)	(646)
Liberty Oilfield Services, Inc., Class A	(200)	(2,590)
Mammoth Energy Services, Inc.	(19)	(342)
Marathon Petroleum Corp.	(206)	(12,156)
McDermott International, Inc. (Panama)*	(286)	(1,870)
Newpark Resources, Inc.*	(187)	(1,285)
NexGen Energy Ltd. (Canada)*	(85)	(151)
Nine Energy Service, Inc.*	(17)	(383)
Noble Corp. PLC (United Kingdom)*	(1,621)	(4,247)
Oil States International, Inc.*	(100)	(1,428)
Par Pacific Holdings, Inc.*	(26)	(369)
Patterson-UTI Energy, Inc.	(191)	(1,977)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Rowan Cos.PLC,Class A (United Kingdom)*	(815)	$(6,838)
Select Energy Services, Inc., Class A*	(104)	(657)
SemGroup Corp., Class A	(71)	(978)
Ship Finance International Ltd. (Bermuda)	(147)	(1,548)
Solaris Oilfield Infrastructure, Inc., Class A	(260)	(3,143)
Suncor Energy, Inc. (Canada)	(14)	(392)
Superior Energy Services, Inc.*	(1,397)	(4,680)
Targa Resources Corp.	(225)	(8,104)
TransCanada Corp. (Canada)	(27)	(964)
Unit Corp.*	(208)	(2,970)
US Silica Holdings, Inc.	(760)	(7,737)
Valero Energy Corp.	(56)	(4,198)

		(93,014)

Food & Staples Retailing — (0.7)%
Chefs’ Warehouse, Inc. (The)*	(18)	(576)
Ingles Markets, Inc., Class A	(31)	(844)
Performance Food Group Co.*	(118)	(3,808)
Rite Aid Corp.*	(4,218)	(2,988)
Sprouts Farmers Market, Inc.*	(117)	(2,751)
United Natural Foods, Inc.*	(243)	(2,573)
US Foods Holding Corp.*	(46)	(1,455)

		(14,995)

Food, Beverage & Tobacco — (2.5)%
Brown-Forman Corp., Class B	(1)	(48)
Bunge Ltd. (Bermuda)	(63)	(3,367)
Calavo Growers, Inc.	(1)	(73)
Coca-Cola Consolidated, Inc.	(26)	(4,612)
Conagra Brands, Inc.	(18)	(384)
Cott Corp. (Canada)	(201)	(2,802)
Darling Ingredients, Inc.*	(509)	(9,793)
Flowers Foods, Inc.	(92)	(1,699)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(17)	(481)
Freshpet, Inc.*	(45)	(1,447)
Hain Celestial Group, Inc. (The)*	(105)	(1,665)
Hostess Brands, Inc.*	(59)	(645)
J&J Snack Foods Corp.	(43)	(6,217)
Lancaster Colony Corp.	(19)	(3,360)
MGP Ingredients, Inc.	(47)	(2,681)
Monster Beverage Corp.*	(55)	(2,707)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Primo Water Corp.*	(21)	$(294)
Sanderson Farms, Inc.	(136)	(13,503)

		(55,778)

Health Care Equipment & Services — (5.0)%
ABIOMED, Inc.*	(4)	(1,300)
Acadia Healthcare Co., Inc.*	(151)	(3,882)
Addus HomeCare Corp.*	(2)	(136)
Align Technology, Inc.*	(69)	(14,451)
AmerisourceBergen Corp.	(66)	(4,910)
AxoGen, Inc.*	(133)	(2,717)
BioTelemetry, Inc.*	(55)	(3,285)
Cantel Medical Corp.	(8)	(596)
Diplomat Pharmacy, Inc.*	(514)	(6,918)
Evolent Health, Inc., Class A*	(401)	(8,000)
Glaukos Corp.*	(54)	(3,033)
Inspire Medical Systems, Inc.*	(19)	(803)
Insulet Corp.*	(123)	(9,756)
Intuitive Surgical, Inc.*	(5)	(2,395)
iRhythm Technologies, Inc.*	(36)	(2,501)
Medidata Solutions, Inc.*	(101)	(6,809)
Merit Medical Systems, Inc.*	(9)	(502)
Natus Medical, Inc.*	(15)	(510)
Nevro Corp.*	(256)	(9,956)
OraSure Technologies, Inc.*	(258)	(3,013)
Owens & Minor, Inc.	(99)	(627)
PetIQ, Inc.*	(68)	(1,596)
RadNet, Inc.*	(50)	(508)
Senseonics Holdings, Inc.*	(582)	(1,507)
Sientra, Inc.*	(61)	(775)
STAAR Surgical Co.*	(70)	(2,234)
Surgery Partners, Inc.*	(98)	(959)
Tabula Rasa Healthcare, Inc.*	(26)	(1,658)
Teladoc Health, Inc.*	(171)	(8,476)
ViewRay, Inc.*	(576)	(3,496)
Vocera Communications, Inc.*	(54)	(2,125)
Wright Medical Group NV (Netherlands)*	(37)	(1,007)

		(110,441)

Household & Personal Products — (0.8)%
Central Garden & Pet Co., Class A*	(15)	(469)
Coty, Inc., Class A	(318)	(2,086)
Energizer Holdings, Inc.	(84)	(3,793)
Estee Lauder Cos., Inc. (The), Class A	(55)	(7,156)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Spectrum Brands Holdings, Inc.	(43)	$(1,817)
WD-40 Co.	(19)	(3,482)

		(18,803)

Materials — (4.8)%
Albemarle Corp.	(95)	(7,322)
American Vanguard Corp.	(49)	(744)
Avery Dennison Corp.	(11)	(988)
Boise Cascade Co.	(38)	(906)
Cabot Corp.	(169)	(7,257)
CF Industries Holdings, Inc.	(3)	(131)
DowDuPont, Inc.	(89)	(4,760)
Ecolab, Inc.	(9)	(1,326)
Ferro Corp.*	(177)	(2,775)
GCP Applied Technologies, Inc.*	(139)	(3,412)
Graphic Packaging Holding Co.	(384)	(4,086)
HB Fuller Co.	(11)	(469)
Huntsman Corp.	(612)	(11,805)
Ingevity Corp.*	(24)	(2,009)
LyondellBasell Industries NV, Class A (Netherlands)	(76)	(6,320)
Martin Marietta Materials, Inc.	(9)	(1,547)
Minerals Technologies, Inc.	(6)	(308)
Nutrien Ltd. (Canada)	(64)	(3,008)
Olin Corp.	(110)	(2,212)
Packaging Corp. of America	(31)	(2,587)
PH Glatfelter Co.	(142)	(1,386)
Platform Specialty Products Corp.*	(175)	(1,808)
Sealed Air Corp.	(158)	(5,505)
Sensient Technologies Corp.	(79)	(4,412)
Silgan Holdings, Inc.	(23)	(543)
Summit Materials, Inc., Class A*	(199)	(2,468)
Tredegar Corp.	(9)	(143)
Trinseo SA (Luxembourg)	(6)	(275)
Tronox Ltd., Class A (Australia)	(495)	(3,851)
US Concrete, Inc.*	(111)	(3,916)
Valvoline, Inc.	(62)	(1,200)
Venator Materials PLC (United Kingdom)*	(94)	(394)
Vulcan Materials Co.	(47)	(4,644)
WR Grace & Co.	(179)	(11,619)

		(106,136)

Media & Entertainment — (6.1)%
Altice USA, Inc., Class A	(249)	(4,113)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
AMC Entertainment Holdings, Inc., Class A	(113)	$(1,388)
Boston Omaha Corp., Class A*	(1)	(23)
Cable One, Inc.	(6)	(4,921)
Care.com, Inc.*	(35)	(676)
Cargurus, Inc.*	(67)	(2,260)
CBS Corp., Class B, non-voting shares	(204)	(8,919)
Charter Communications, Inc., Class A*	(29)	(8,264)
Entercom Communications Corp., Class A	(194)	(1,108)
EW Scripps Co. (The), Class A	(213)	(3,350)
Glu Mobile, Inc.*	(159)	(1,283)
Lions Gate Entertainment Corp., Class B (Canada)	(62)	(923)
Madison Square Garden Co. (The), Class A*	(21)	(5,622)
Meredith Corp.	(71)	(3,688)
Netflix, Inc.*	(87)	(23,286)
New York Times Co. (The), Class A	(92)	(2,051)
Nexstar Media Group, Inc., Class A	(6)	(472)
Pandora Media, Inc.*	(1,032)	(8,349)
Scholastic Corp.	(3)	(121)
Sinclair Broadcast Group, Inc., Class A	(77)	(2,028)
Snap, Inc., Class A*	(2,101)	(11,577)
Take-Two Interactive Software, Inc.*	(86)	(8,853)
TrueCar, Inc.*	(446)	(4,041)
WideOpenWest, Inc.*	(40)	(285)
Yelp, Inc.*	(373)	(13,051)
Zillow Group, Inc., Class C*	(110)	(3,474)
Zynga, Inc., Class A*	(2,671)	(10,497)

		(134,623)

Pharmaceuticals, Biotechnology & Life Sciences — (1.7)%
Accelerate Diagnostics, Inc.*	(69)	(794)
Aerie Pharmaceuticals, Inc.*	(33)	(1,191)
Alder Biopharmaceuticals, Inc.*	(160)	(1,640)
Atara Biotherapeutics, Inc.*	(17)	(591)
Bio-Techne Corp.	(7)	(1,013)
Cambrex Corp.*	(90)	(3,398)
Codexis, Inc.*	(95)	(1,587)
Coherus Biosciences, Inc.*	(171)	(1,548)
Cymabay Therapeutics, Inc.*	(32)	(252)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Epizyme, Inc.*	(60)	$(370)
Esperion Therapeutics, Inc.*	(17)	(782)
Flexion Therapeutics, Inc.*	(38)	(430)
Illumina, Inc.*	(2)	(600)
ImmunoGen, Inc.*	(62)	(298)
Insmed, Inc.*	(1)	(13)
Intellia Therapeutics, Inc.*	(74)	(1,010)
Intra-Cellular Therapies, Inc.*	(176)	(2,005)
Intrexon Corp.*	(114)	(746)
Karyopharm Therapeutics, Inc.*	(46)	(431)
Luminex Corp.	(82)	(1,895)
Medicines Co. (The)*	(23)	(440)
Omeros Corp.*	(75)	(836)
Pacific Biosciences of California, Inc.*	(320)	(2,368)
PerkinElmer, Inc.	(2)	(157)
Portola Pharmaceuticals, Inc.*	(329)	(6,422)
Radius Health, Inc.*	(45)	(742)
Reata Pharmaceuticals, Inc., Class A*	(2)	(112)
Revance Therapeutics, Inc.*	(23)	(463)
Spectrum Pharmaceuticals, Inc.*	(63)	(551)
TherapeuticsMD, Inc.*	(552)	(2,103)
Theravance Biopharma, Inc. (Cayman Islands)*	(116)	(2,968)
Zogenix, Inc.*	(6)	(219)

		(37,975)

Retailing — (5.6)%
1-800-Flowers.com, Inc., Class A*	(5)	(61)
Abercrombie & Fitch Co., Class A	(387)	(7,759)
At Home Group, Inc.*	(281)	(5,243)
Big Lots, Inc.	(332)	(9,601)
Boot Barn Holdings, Inc.*	(237)	(4,036)
Burlington Stores, Inc.*	(4)	(651)
Caleres, Inc.	(86)	(2,393)
CarMax, Inc.*	(8)	(502)
Carvana Co.*	(227)	(7,425)
Children’s Place, Inc. (The)	(71)	(6,396)
Dillard’s, Inc., Class A	(166)	(10,011)
DSW, Inc., Class A	(51)	(1,260)
Express, Inc.*	(640)	(3,270)
Five Below, Inc.*	(18)	(1,842)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Floor & Decor Holdings, Inc., Class A*	(266)	$(6,889)
Foot Locker, Inc.	(3)	(160)
GameStop Corp., Class A	(83)	(1,047)
Gap, Inc. (The)	(144)	(3,709)
Genesco, Inc.*	(10)	(443)
Group 1 Automotive, Inc.	(15)	(791)
Guess?, Inc.	(104)	(2,160)
L Brands, Inc.	(142)	(3,645)
Lands’ End, Inc.*	(3)	(43)
LKQ Corp.*	(253)	(6,004)
Michaels Cos., Inc. (The)*	(319)	(4,319)
Monro, Inc.	(135)	(9,281)
Murphy USA, Inc.*	(4)	(307)
National Vision Holdings, Inc.*	(30)	(845)
Ollie’s Bargain Outlet Holdings, Inc.*	(1)	(67)
Overstock.com, Inc.*	(613)	(8,325)
Party City Holdco, Inc.*	(496)	(4,950)
Quotient Technology, Inc.*	(99)	(1,057)
Shutterfly, Inc.*	(12)	(483)
Sleep Number Corp.*	(14)	(444)
Sonic Automotive, Inc., Class A	(15)	(206)
Wayfair, Inc., Class A*	(84)	(7,567)
Williams-Sonoma, Inc.	(46)	(2,321)

		(125,513)

Semiconductors & Semiconductor Equipment — (4.2)%
Ambarella, Inc. (Cayman Islands)*	(307)	(10,739)
Amkor Technology, Inc.*	(176)	(1,155)
Applied Materials, Inc.	(59)	(1,932)
Brooks Automation, Inc.	(340)	(8,901)
Cree, Inc.*	(37)	(1,583)
Cypress Semiconductor Corp.	(156)	(1,984)
Entegris, Inc.	(104)	(2,901)
First Solar, Inc.*	(63)	(2,675)
FormFactor, Inc.*	(346)	(4,875)
Inphi Corp.*	(391)	(12,571)
MACOM Technology Solutions Holdings, Inc.*	(374)	(5,427)
Marvell Technology Group Ltd. (Bermuda)	(866)	(14,021)
MaxLinear, Inc.*	(87)	(1,531)
Microchip Technology, Inc.	(60)	(4,315)
Photronics, Inc.*	(63)	(610)
Power Integrations, Inc.	(32)	(1,951)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Rambus, Inc.*	(173)	$(1,327)
Rudolph Technologies, Inc.*	(15)	(307)
Silicon Laboratories, Inc.*	(6)	(473)
SMART Global Holdings, Inc. (Cayman Islands)*	(3)	(89)
Synaptics, Inc.*	(283)	(10,530)
Teradyne, Inc.	(34)	(1,067)
Xperi Corp.	(89)	(1,637)

		(92,601)

Software & Services — (8.6)%
2U, Inc.*	(27)	(1,342)
8x8, Inc.*	(318)	(5,737)
ACI Worldwide, Inc.*	(84)	(2,324)
Appian Corp.*	(10)	(267)
Avalara, Inc.*	(31)	(966)
Benefitfocus, Inc.*	(74)	(3,383)
Black Knight, Inc.*	(79)	(3,560)
BlackBerry Ltd. (Canada)*	(1,674)	(11,902)
Box, Inc., Class A*	(990)	(16,711)
Carbon Black, Inc.*	(91)	(1,221)
Cloudera, Inc.*	(515)	(5,696)
CSG Systems International, Inc.	(22)	(699)
DocuSign, Inc.*	(121)	(4,850)
Dropbox, Inc., Class A*	(68)	(1,389)
Ellie Mae, Inc.*	(72)	(4,524)
Fidelity National Information Services, Inc.	(19)	(1,948)
FireEye, Inc.*	(324)	(5,252)
First Data Corp., Class A*	(25)	(423)
ForeScout Technologies, Inc.*	(290)	(7,537)
Gartner, Inc.*	(22)	(2,812)
Global Payments, Inc.	(114)	(11,757)
GTT Communications, Inc.*	(74)	(1,751)
Hortonworks, Inc.*	(239)	(3,446)
Instructure, Inc.*	(52)	(1,951)
LiveRamp Holdings, Inc.*	(109)	(4,211)
ManTech International Corp., Class A	(21)	(1,098)
MINDBODY, Inc., Class A*	(101)	(3,676)
Nutanix, Inc., Class A*	(267)	(11,105)
OneSpan, Inc.*	(6)	(78)
Pegasystems, Inc.	(32)	(1,531)
Perspecta, Inc.	(29)	(499)
Pivotal Software, Inc., Class A*	(112)	(1,831)
Pluralsight, Inc., Class A*	(76)	(1,790)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Proofpoint, Inc.*	(11)	$(922)
Science Applications International Corp.	(21)	(1,338)
SecureWorks Corp., Class A*	(36)	(608)
Shopify, Inc., Class A (Canada)*	(55)	(7,615)
Smartsheet, Inc., Class A*	(49)	(1,218)
Splunk, Inc.*	(37)	(3,879)
Square, Inc., Class A*	(302)	(16,939)
Switch, Inc., Class A	(433)	(3,031)
Tenable Holdings, Inc.*	(101)	(2,241)
Teradata Corp.*	(64)	(2,455)
TiVo Corp.	(163)	(1,534)
Visa, Inc., Class A	(12)	(1,583)
Worldpay, Inc., Class A*	(158)	(12,076)
Zscaler, Inc.*	(14)	(549)
Zuora, Inc., Class A*	(424)	(7,691)

		(190,946)

Technology Hardware & Equipment — (4.8)%
3D Systems Corp.*	(362)	(3,682)
Acacia Communications, Inc.*	(6)	(228)
ADTRAN, Inc.	(11)	(118)
Anixter International, Inc.*	(8)	(434)
Arista Networks, Inc.*	(11)	(2,318)
Arrow Electronics, Inc.*	(11)	(758)
Benchmark Electronics, Inc.	(87)	(1,843)
CalAmp Corp.*	(66)	(859)
Cognex Corp.	(177)	(6,845)
Control4 Corp.*	(41)	(722)
Cray, Inc.*	(72)	(1,554)
Electronics For Imaging, Inc.*	(221)	(5,481)
Extreme Networks, Inc.*	(607)	(3,703)
Finisar Corp.*	(394)	(8,510)
Fitbit, Inc., Class A*	(1,818)	(9,035)
II-VI, Inc.*	(146)	(4,739)
Infinera Corp.*	(261)	(1,041)
KEMET Corp.	(89)	(1,561)
Knowles Corp.*	(204)	(2,715)
Littelfuse, Inc.	(22)	(3,773)
Methode Electronics, Inc.	(50)	(1,165)
National Instruments Corp.	(8)	(363)
NCR Corp.*	(188)	(4,339)
NetScout Systems, Inc.*	(260)	(6,144)
nLight, Inc.*	(22)	(391)
Plexus Corp.*	(21)	(1,073)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Pure Storage, Inc., Class A*	(500)	$(8,040)
Quantenna Communications, Inc.*	(33)	(474)
Rogers Corp.*	(81)	(8,024)
Sanmina Corp.*	(60)	(1,444)
Sierra Wireless, Inc. (Canada)*	(59)	(792)
Stratasys Ltd. (Israel)*	(243)	(4,376)
SYNNEX Corp.	(20)	(1,617)
TTM Technologies, Inc.*	(291)	(2,831)
ViaSat, Inc.*	(87)	(5,129)

		(106,121)

Telecommunication Services — (0.9)%
ATN International, Inc.	(36)	(2,575)
Boingo Wireless, Inc.*	(140)	(2,880)
Cincinnati Bell, Inc.*	(173)	(1,346)
Consolidated Communications Holdings, Inc.	(229)	(2,263)
Iridium Communications, Inc.*	(27)	(498)
ORBCOMM, Inc.*	(211)	(1,743)
pdvWireless, Inc.*	(20)	(748)
Shenandoah Telecommunications Co.	(11)	(487)
Sprint Corp.*	(1,221)	(7,106)

		(19,646)

Transportation — (3.4)%
Air Transport Services Group, Inc.*	(150)	(3,422)
Allegiant Travel Co.	(21)	(2,105)
Atlas Air Worldwide Holdings, Inc.*	(143)	(6,033)
Canadian National Railway Co. (Canada)	(38)	(2,816)
Canadian Pacific Railway Ltd. (Canada)	(42)	(7,460)
Hawaiian Holdings, Inc.	(223)	(5,889)
Hub Group, Inc., Class A*	(46)	(1,705)
Kansas City Southern	(148)	(14,127)
Matson, Inc.	(25)	(801)
Ryder System, Inc.	(289)	(13,915)
Saia, Inc.*	(35)	(1,954)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

Number of Shares		Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
SkyWest, Inc.	(107)	$(4,758)
Werner Enterprises, Inc.	(333)	(9,837)

		(74,822)

TOTAL COMMON STOCK (Proceeds $2,160,484)		(1,662,134)

TOTAL SECURITES SOLD SHORT - (74.8)%		(1,662,134)

(Proceeds $2,160,484)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		29,948

NET ASSETS - 100.0%		$2,222,434

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $126,005.
(b)	Security is fair valued by the Advisor under direction of the Board of Trustees.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 184.3%
COMMON STOCKS — 184.3%
Automobiles & Components — 1.3%
BorgWarner, Inc.†	964	$33,489
General Motors Co.†	1,979	66,198
Goodyear Tire & Rubber Co. (The)†	1,078	22,002
Harley-Davidson, Inc.(a)	754	25,727

		147,416

Banks — 0.9%
People’s United Financial, Inc.	1,583	22,843
PNC Financial Services Group, Inc. (The)	288	33,670
US Bancorp	943	43,095

		99,608

Capital Goods — 24.1%
3M Co.†	831	158,339
Arconic, Inc.†	2,235	37,682
Cummins, Inc.†	743	99,295
Dover Corp.†	677	48,033
Eaton Corp. PLC (Ireland)	1,987	136,427
Emerson Electric Co.	2,312	138,142
Fortune Brands Home & Security, Inc.†	655	24,883
Honeywell International, Inc.	3,126	413,007
Illinois Tool Works, Inc.†	1,451	183,827
Ingersoll-Rand PLC (Ireland)†	1,137	103,729
Jacobs Engineering Group, Inc.	657	38,408
Johnson Controls International PLC (Ireland)†	4,280	126,902
Lockheed Martin Corp.†	1,315	344,320
Masco Corp.	1,403	41,024
Parker-Hannifin Corp.†	613	91,423
Pentair PLC (Ireland)†	804	30,375
Raytheon Co.†	1,317	201,962
Snap-on, Inc.(a)	260	37,775
United Technologies Corp.	3,482	370,763
WW Grainger, Inc.†	177	49,978

		2,676,294

Commercial & Professional Services — 2.9%
Nielsen Holdings PLC (United Kingdom)†	1,642	38,308
Republic Services, Inc.†	1,084	78,146
Robert Half International, Inc.†	562	32,146
Waste Management, Inc.†	1,975	175,755

		324,355

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.9%
Capri Holdings Ltd. (British Virgin Islands)*	709	$26,885
Garmin Ltd. (Switzerland)†	874	55,342
Leggett & Platt, Inc.(a)	602	21,576
Mohawk Industries, Inc.*	346	40,468
Newell Brands, Inc.(a)	1,872	34,801
Whirlpool Corp.	297	31,740

		210,812

Consumer Services — 4.2%
Carnival Corp. (Panama)	2,898	142,871
McDonald’s Corp.†	1,041	184,850
Yum! Brands, Inc.†	1,503	138,156

		465,877

Diversified Financials — 6.9%
Affiliated Managers Group, Inc.	244	23,775
Berkshire Hathaway, Inc., Class B†*	906	184,987
BlackRock, Inc.†	730	286,759
Franklin Resources, Inc.(a)	2,448	72,608
Invesco Ltd. (Bermuda)†	1,902	31,840
Moody’s Corp.†	435	60,917
Nasdaq, Inc.†	27	2,202
T Rowe Price Group, Inc.†	1,123	103,675

		766,763

Energy — 18.0%
Chevron Corp.†	3,756	408,615
ConocoPhillips†	5,381	335,505
Exxon Mobil Corp.†	5,928	404,230
Halliburton Co.†	4,057	107,835
HollyFrontier Corp.†	808	41,305
Kinder Morgan, Inc.†	10,471	161,044
Occidental Petroleum Corp.†	3,488	214,093
Phillips 66†	2,134	183,844
Valero Energy Corp.†	1,934	144,992

		2,001,463

Food & Staples Retailing — 7.3%
Kroger Co. (The)†	3,069	84,398
Sysco Corp.†	2,407	150,823
Walgreens Boots Alliance, Inc.†	2,973	203,145
Walmart, Inc.†	3,993	371,948

		810,314

Food, Beverage & Tobacco — 20.2%
Altria Group, Inc.†	8,385	414,135
Archer-Daniels-Midland Co.†	2,594	106,276

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Coca-Cola Co. (The)†	4,027	$190,678
Constellation Brands, Inc., Class A†	877	141,039
General Mills, Inc.†	2,761	107,513
Hershey Co. (The)†	309	33,119
Kellogg Co.†	1,605	91,501
Kraft Heinz Co. (The)†	5,640	242,746
Lamb Weston Holdings, Inc.	312	22,951
Molson Coors Brewing Co., Class B	999	56,104
PepsiCo, Inc.†	3,051	337,075
Philip Morris International, Inc.†	6,118	408,438
Tyson Foods, Inc., Class A†	1,690	90,246

		2,241,821

Health Care Equipment & Services — 10.5%
Anthem, Inc.†	354	92,971
Cardinal Health, Inc.†	1,387	61,860
Cigna Corp.†	1,529	290,388
CVS Health Corp.	502	32,891
HCA Healthcare, Inc.†	1,596	198,622
Humana, Inc.†	634	181,628
Laboratory Corp. of America Holdings†*	475	60,021
McKesson Corp.	162	17,896
Quest Diagnostics, Inc.	634	52,793
UnitedHealth Group, Inc.†	505	125,806
WellCare Health Plans, Inc.†*	231	54,537

		1,169,413

Household & Personal Products — 7.5%
Church & Dwight Co., Inc.†	1,138	74,835
Clorox Co. (The)†	590	90,943
Colgate-Palmolive Co.†	4,013	238,854
Procter & Gamble Co. (The)†	4,680	430,186

		834,818

Insurance — 5.2%
Aflac, Inc.†	1,697	77,315
Cincinnati Financial Corp.	151	11,690
Hartford Financial Services Group, Inc. (The)†	1,659	73,743
Loews Corp.†	1,456	66,277
Marsh & McLennan Cos., Inc.†	2,330	185,818
Progressive Corp. (The)†	2,697	162,710
Torchmark Corp.	2	149

		577,702

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 7.5%
Avery Dennison Corp.	403	$36,202
Celanese Corp.	619	55,691
CF Industries Holdings, Inc.	920	40,029
Eastman Chemical Co.†	651	47,595
FMC Corp.	622	46,003
Freeport-McMoRan, Inc.†	6,707	69,149
International Paper Co.	1,874	75,635
LyondellBasell Industries NV, Class A (Netherlands)†	1,791	148,940
Mosaic Co. (The)	1,783	52,081
Nucor Corp.†	1,452	75,228
Packaging Corp. of America	435	36,305
Sealed Air Corp.(a)	725	25,259
Sherwin-Williams Co. (The)†	213	83,807
Westrock Co.	1,173	44,292

		836,216

Media & Entertainment — 3.5%
Comcast Corp., Class A†	62	2,111
Discovery, Inc., Class A*	8	198
Interpublic Group of Cos., Inc. (The)†	1,778	36,680
News Corp., Class A†	2,706	30,713
Omnicom Group, Inc.(a)	338	24,755
Twenty-First Century Fox, Inc., Class A	2	96
Viacom, Inc., Class B†	1,864	47,905
Walt Disney Co. (The)†	2,273	249,234

		391,692

Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
AbbVie, Inc.†	1,752	161,517
Amgen, Inc.†	188	36,598
Biogen, Inc.†*	724	217,866
Bristol-Myers Squibb Co.†	1,699	88,314
Celgene Corp.†*	3,234	207,267
Eli Lilly & Co.†	3,232	374,007
Gilead Sciences, Inc.	1,302	81,440
Johnson & Johnson†	2,329	300,557
Merck & Co., Inc.†	3,410	260,558
Nektar Therapeutics*	51	1,676
Pfizer, Inc.	1,307	57,051

		1,786,851

Real Estate — 7.4%
Alexandria Real Estate Equities, Inc., REIT†	489	56,352

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Apartment Investment & Management Co., Class A, REIT	19	$834
AvalonBay Communities, Inc., REIT†	215	37,421
Digital Realty Trust, Inc., REIT†	26	2,770
Duke Realty Corp., REIT†	1,657	42,916
Equity Residential, REIT†	1,704	112,481
Extra Space Storage, Inc., REIT†	529	47,864
Public Storage, REIT†	488	98,776
Realty Income Corp., REIT†(a)	1,365	86,050
Simon Property Group, Inc., REIT	25	4,200
UDR, Inc., REIT	1,241	49,168
Ventas, Inc., REIT†	1,308	76,636
Vornado Realty Trust, REIT	99	6,141
Welltower, Inc., REIT†	1,737	120,565
Weyerhaeuser Co., REIT	3,466	75,767

		817,941

Retailing — 7.3%
Advance Auto Parts, Inc.†	338	53,222
Amazon.com, Inc.*	3	4,506
AutoZone, Inc.†*	116	97,247
Booking Holdings, Inc.*	23	39,616
Dollar General Corp.†	524	56,634
eBay, Inc.†*	4,454	125,024
Genuine Parts Co.†	679	65,198
Home Depot, Inc. (The)	264	45,360
Kohl’s Corp.(a)	716	47,499
Lowe’s Cos., Inc.†	339	31,310
TJX Cos., Inc. (The)†	4,812	215,289
Tractor Supply Co.	286	23,864

		804,769

Semiconductors & Semiconductor Equipment — 2.1%
KLA-Tencor Corp.	708	63,359
Micron Technology, Inc.†*	5,491	174,229

		237,588

Software & Services — 8.2%
Accenture PLC, Class A (Ireland)†	744	104,911
Alliance Data Systems Corp.	255	38,270
DXC Technology Co.	1,302	69,227
International Business Machines Corp.†	3,303	375,452
PayPal Holdings, Inc.†*	3,412	286,915
Western Union Co. (The)	2,052	35,007

		909,782

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 9.2%
Amphenol Corp., Class A†	533	$43,184
Apple, Inc.†	2,222	350,498
Corning, Inc.†	3,636	109,844
F5 Networks, Inc.†*	193	31,272
FLIR Systems, Inc.†	640	27,866
HP, Inc.†	7,198	147,271
Juniper Networks, Inc.	1,095	29,466
Motorola Solutions, Inc.†	756	86,970
Seagate Technology PLC (Ireland)	1,323	51,055
TE Connectivity Ltd. (Switzerland)†	1,596	120,705
Xerox Corp.	1,135	22,428

		1,020,559

Telecommunication Services — 4.6%
AT&T, Inc.	108	3,082
CenturyLink, Inc.†	4,998	75,720
Verizon Communications, Inc.†	7,628	428,846

		507,648

Transportation — 2.8%
Alaska Air Group, Inc.(a)	570	34,685
CSX Corp.†	2,599	161,476
Expeditors International of Washington, Inc.†	89	6,060
United Continental Holdings, Inc.†*	1,260	105,500

		307,721

Utilities — 4.7%
Dominion Energy, Inc.†	771	55,096
DTE Energy Co.†	171	18,861
Exelon Corp.†	2,858	128,896
FirstEnergy Corp.†	162	6,083
NRG Energy, Inc.	1,342	53,143
Pinnacle West Capital Corp.	518	44,134
Southern Co. (The)†	4,765	209,279

		515,492

TOTAL COMMON STOCKS (Cost $20,925,157)		20,462,915

TOTAL LONG POSITIONS - 184.3%		20,462,915

(Cost $20,925,157)

SHORT POSITIONS — (85.1)%
COMMON STOCKS — (85.1)%
Automobiles & Components — (0.5)%
Aptiv PLC (Jersey)	(565)	(34,787)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
Ford Motor Co.	(2,470)	$(18,896)

		(53,683)

Banks — (3.8)%
Bank of America Corp.	(1,873)	(46,151)
BB&T Corp.	(1,308)	(56,663)
Citigroup, Inc.	(771)	(40,138)
Citizens Financial Group, Inc.	(851)	(25,300)
Comerica, Inc.	(335)	(23,011)
Fifth Third Bancorp.	(118)	(2,777)
Huntington Bancshares, Inc.	(2,184)	(26,033)
KeyCorp.	(2,140)	(31,629)
M&T Bank Corp.	(282)	(40,363)
Regions Financial Corp.	(2,184)	(29,222)
SunTrust Banks, Inc.	(921)	(46,455)
SVB Financial Group*	(96)	(18,232)
Wells Fargo & Co.	(365)	(16,819)
Zions Bancorp NA	(398)	(16,215)

		(419,008)

Capital Goods — (5.4)%
A.O. Smith Corp.	(301)	(12,853)
Boeing Co. (The)	(129)	(41,602)
Deere & Co.	(270)	(40,276)
Fastenal Co.	(613)	(32,054)
Fluor Corp.	(258)	(8,308)
General Dynamics Corp.	(489)	(76,876)
General Electric Co.	(17,406)	(131,763)
Harris Corp.	(240)	(32,316)
Huntington Ingalls Industries, Inc.	(3)	(571)
L3 Technologies, Inc.	(7)	(1,216)
Northrop Grumman Corp.	(346)	(84,735)
PACCAR, Inc.	(86)	(4,914)
Quanta Services, Inc.	(318)	(9,572)
Roper Technologies, Inc.	(74)	(19,722)
Stanley Black & Decker, Inc.	(323)	(38,676)
Textron, Inc.	(491)	(22,581)
United Rentals, Inc.*	(174)	(17,840)
Xylem, Inc.	(332)	(22,151)

		(598,026)

Commercial & Professional Services — (1.3)%
Cintas Corp.	(197)	(33,094)
Copart, Inc.*	(528)	(25,228)
Equifax, Inc.	(258)	(24,028)
IHS Markit Ltd. (Bermuda)*	(842)	(40,391)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Rollins, Inc.	(641)	$(23,140)

		(145,881)

Consumer Durables & Apparel — (2.4)%
DR Horton, Inc.	(805)	(27,901)
Hanesbrands, Inc.	(634)	(7,944)
Hasbro, Inc.	(270)	(21,938)
Mattel, Inc.*	(737)	(7,363)
NIKE, Inc., Class B	(1,104)	(81,851)
PVH Corp.	(141)	(13,106)
Ralph Lauren Corp.	(172)	(17,795)
Tapestry, Inc.	(589)	(19,879)
Under Armour, Inc., Class C*	(955)	(15,442)
VF Corp.	(825)	(58,856)

		(272,075)

Consumer Services — (2.2)%
Chipotle Mexican Grill, Inc.*	(60)	(25,907)
Darden Restaurants, Inc.	(265)	(26,463)
Marriott International, Inc., Class A	(731)	(79,357)
MGM Resorts International	(1,136)	(27,559)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(473)	(20,050)
Royal Caribbean Cruises Ltd. (Liberia)	(446)	(43,614)
Wynn Resorts Ltd.	(232)	(22,947)

		(245,897)

Diversified Financials — (4.9)%
Ameriprise Financial, Inc.	(180)	(18,787)
Bank of New York Mellon Corp. (The)	(1,306)	(61,473)
Capital One Financial Corp.	(980)	(74,078)
Cboe Global Markets, Inc.	(238)	(23,284)
Charles Schwab Corp. (The)	(462)	(19,187)
CME Group, Inc.	(634)	(119,268)
Discover Financial Services	(678)	(39,988)
Goldman Sachs Group, Inc. (The)	(68)	(11,359)
Intercontinental Exchange, Inc.	(152)	(11,450)
Jefferies Financial Group, Inc.	(550)	(9,548)
Morgan Stanley	(932)	(36,954)
Northern Trust Corp.	(408)	(34,105)
Raymond James Financial, Inc.	(268)	(19,942)
State Street Corp.	(525)	(33,112)
Synchrony Financial	(1,381)	(32,398)

		(544,933)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (5.6)%
Anadarko Petroleum Corp.	(1,055)	$(46,251)
Apache Corp.	(733)	(19,241)
Cabot Oil & Gas Corp.	(927)	(20,718)
Cimarex Energy Co.	(204)	(12,577)
Concho Resources, Inc.*	(427)	(43,891)
Devon Energy Corp.	(224)	(5,049)
Diamondback Energy, Inc.	(210)	(19,467)
EOG Resources, Inc.	(1,239)	(108,053)
Helmerich & Payne, Inc.	(232)	(11,122)
Marathon Oil Corp.	(1,790)	(25,669)
National Oilwell Varco, Inc.	(738)	(18,967)
Newfield Exploration Co.*	(429)	(6,289)
Noble Energy, Inc.	(1,034)	(19,398)
ONEOK, Inc.	(879)	(47,422)
Pioneer Natural Resources Co.	(364)	(47,873)
Schlumberger Ltd. (Curacao)	(2,684)	(96,839)
TechnipFMC PLC (United Kingdom)	(972)	(19,032)
Williams Cos., Inc. (The)	(2,517)	(55,500)

		(623,358)

Food & Staples Retailing — (0.2)%
Costco Wholesale Corp.	(91)	(18,538)

Food, Beverage & Tobacco — (1.3)%
Brown-Forman Corp., Class B	(1,026)	(48,817)
Conagra Brands, Inc.	(685)	(14,632)
JM Smucker Co. (The)	(244)	(22,812)
Mondelez International, Inc., Class A	(701)	(28,061)
Monster Beverage Corp.*	(649)	(31,944)

		(146,266)

Health Care Equipment & Services — (7.0)%
ABIOMED, Inc.*	(96)	(31,204)
Align Technology, Inc.*	(170)	(35,603)
Baxter International, Inc.	(1,140)	(75,035)
Boston Scientific Corp.*	(2,957)	(104,500)
Cerner Corp.*	(729)	(38,229)
Cooper Cos., Inc. (The)	(14)	(3,563)
DaVita, Inc.*	(336)	(17,291)
DENTSPLY SIRONA, Inc.	(390)	(14,512)
Edwards Lifesciences Corp.*	(446)	(68,314)
Hologic, Inc.*	(577)	(23,715)
IDEXX Laboratories, Inc.*	(184)	(34,228)
Intuitive Surgical, Inc.*	(244)	(116,856)
Stryker Corp.	(799)	(125,243)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(197)	$(22,962)
Varian Medical Systems, Inc.*	(194)	(21,982)
Zimmer Biomet Holdings, Inc.	(436)	(45,222)

		(778,459)

Household & Personal Products — (1.2)%
Coty, Inc., Class A	(1,604)	(10,522)
Estee Lauder Cos., Inc. (The), Class A	(794)	(103,299)
Kimberly-Clark Corp.	(156)	(17,775)

		(131,596)

Insurance — (2.9)%
Allstate Corp. (The)	(48)	(3,966)
American International Group, Inc.	(1,514)	(59,667)
Brighthouse Financial, Inc.*	(254)	(7,742)
Lincoln National Corp.	(348)	(17,856)
MetLife, Inc.	(2,109)	(86,596)
Principal Financial Group, Inc.	(597)	(26,369)
Prudential Financial, Inc.	(826)	(67,360)
Unum Group	(353)	(10,371)
Willis Towers Watson PLC (Ireland)	(277)	(42,065)

		(321,992)

Materials — (3.3)%
Air Products & Chemicals, Inc.	(469)	(75,063)
Albemarle Corp.	(226)	(17,418)
Ball Corp.	(439)	(20,185)
DowDuPont, Inc.	(54)	(2,888)
Ecolab, Inc.	(423)	(62,329)
International Flavors & Fragrances, Inc.	(5)	(671)
Linde PLC (Ireland)	(609)	(95,028)
Martin Marietta Materials, Inc.	(134)	(23,031)
Newmont Mining Corp.	(1,140)	(39,501)
Vulcan Materials Co.	(282)	(27,862)

		(363,976)

Media & Entertainment — (7.1)%
Activision Blizzard, Inc.	(1,630)	(75,909)
Alphabet, Inc., Class A*	(105)	(109,721)
CBS Corp., Class B, non-voting shares	(802)	(35,063)
Charter Communications, Inc., Class A*	(414)	(117,978)
DISH Network Corp., Class A*	(858)	(21,424)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Electronic Arts, Inc.*	(576)	$(45,452)
Facebook, Inc., Class A*	(718)	(94,123)
Netflix, Inc.*	(746)	(199,674)
Take-Two Interactive Software, Inc.*	(243)	(25,014)
TripAdvisor, Inc.*	(294)	(15,858)
Twitter, Inc.*	(1,633)	(46,932)

		(787,148)

Pharmaceuticals, Biotechnology & Life Sciences — (6.6)%
Agilent Technologies, Inc.	(679)	(45,805)
Alexion Pharmaceuticals, Inc.*	(476)	(46,343)
Allergan PLC (Ireland)	(725)	(96,904)
Illumina, Inc.*	(314)	(94,178)
Incyte Corp.*	(467)	(29,697)
IQVIA Holdings, Inc.*	(432)	(50,185)
Mettler-Toledo International, Inc.*	(53)	(29,976)
Mylan NV (Netherlands)*	(971)	(26,605)
PerkinElmer, Inc.	(174)	(13,668)
Perrigo Co. PLC (Ireland)	(291)	(11,276)
Regeneron Pharmaceuticals, Inc.*	(266)	(99,351)
Vertex Pharmaceuticals, Inc.*	(555)	(91,969)
Waters Corp.*	(162)	(30,561)
Zoetis, Inc.	(777)	(66,465)

		(732,983)

Real Estate — (3.4)%
American Tower Corp., REIT	(785)	(124,179)
Boston Properties, Inc., REIT	(133)	(14,969)
CBRE Group, Inc., Class A*	(728)	(29,149)
Crown Castle International Corp., REIT	(166)	(18,033)
Equinix, Inc., REIT	(171)	(60,288)
Essex Property Trust, Inc., REIT	(19)	(4,659)
Host Hotels & Resorts, Inc., REIT	(1,493)	(24,888)
Iron Mountain, Inc., REIT	(611)	(19,803)
Kimco Realty Corp., REIT	(901)	(13,200)
Macerich Co. (The), REIT	(302)	(13,071)
SBA Communications Corp., REIT*	(244)	(39,501)
SL Green Realty Corp., REIT	(178)	(14,076)

		(375,816)

Retailing — (2.5)%
Best Buy Co., Inc.	(23)	(1,218)
CarMax, Inc.*	(367)	(23,022)
Dollar Tree, Inc.*	(508)	(45,883)
Expedia Group, Inc.	(216)	(24,332)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Foot Locker, Inc.	(243)	$(12,928)
Gap, Inc. (The)	(817)	(21,046)
L Brands, Inc.	(587)	(15,068)
LKQ Corp.*	(577)	(13,692)
Macy’s, Inc.	(656)	(19,536)
Ross Stores, Inc.	(669)	(55,661)
Target Corp.	(210)	(13,879)
Tiffany & Co.	(261)	(21,013)
Ulta Beauty, Inc.*	(24)	(5,876)

		(273,154)

Semiconductors & Semiconductor Equipment — (7.3)%
Advanced Micro Devices, Inc.*	(2,349)	(43,363)
Analog Devices, Inc.	(792)	(67,977)
Applied Materials, Inc.	(1,047)	(34,279)
Broadcom, Inc.	(365)	(92,812)
Maxim Integrated Products, Inc.	(584)	(29,696)
Microchip Technology, Inc.	(563)	(40,491)
NVIDIA Corp.	(1,337)	(178,490)
Qorvo, Inc.*	(267)	(16,215)
QUALCOMM, Inc.	(2,606)	(148,307)
Skyworks Solutions, Inc.	(380)	(25,468)
Texas Instruments, Inc.	(872)	(82,404)
Xilinx, Inc.	(540)	(45,992)

		(805,494)

Software & Services — (10.5)%
Adobe, Inc.*	(739)	(167,191)
Akamai Technologies, Inc.*	(342)	(20,889)
ANSYS, Inc.*	(178)	(25,443)
Autodesk, Inc.*	(465)	(59,804)
Cadence Design Systems, Inc.*	(602)	(26,175)
Fidelity National Information Services, Inc.	(701)	(71,888)
Fiserv, Inc.*	(857)	(62,981)
FleetCor Technologies, Inc.*	(190)	(35,287)
Fortinet, Inc.*	(163)	(11,480)
Gartner, Inc.*	(188)	(24,034)
Global Payments, Inc.	(338)	(34,858)
Intuit, Inc.	(554)	(109,055)
Microsoft Corp.	(511)	(51,902)
Oracle Corp.	(2,888)	(130,393)
Paychex, Inc.	(208)	(13,551)
Red Hat, Inc.*	(384)	(67,446)
salesforce.com, Inc.*	(977)	(133,820)
Symantec Corp.	(1,350)	(25,508)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Synopsys, Inc.*	(318)	$(26,788)
Total System Services, Inc.	(390)	(31,703)
VeriSign, Inc.*	(259)	(38,407)

		(1,168,603)

Technology Hardware & Equipment — (0.6)%
Arista Networks, Inc.*	(166)	(34,976)
Hewlett Packard Enterprise Co.	(878)	(11,598)
IPG Photonics Corp.*	(115)	(13,028)
Western Digital Corp.	(314)	(11,609)

		(71,211)

Transportation — (2.0)%
American Airlines Group, Inc.	(837)	(26,876)
CH Robinson Worldwide, Inc.	(80)	(6,727)
Delta Air Lines, Inc.	(1,028)	(51,297)
FedEx Corp.	(383)	(61,789)
JB Hunt Transport Services, Inc.	(225)	(20,934)
Kansas City Southern	(221)	(21,094)
Southwest Airlines Co.	(164)	(7,623)
United Parcel Service, Inc., Class B	(320)	(31,210)

		(227,550)

Utilities — (3.1)%
Alliant Energy Corp.	(504)	(21,294)
Ameren Corp.	(65)	(4,240)
American Water Works Co., Inc.	(89)	(8,079)
CenterPoint Energy, Inc.	(706)	(19,930)
Consolidated Edison, Inc.	(318)	(24,314)
Duke Energy Corp.	(227)	(19,590)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(387)	$(33,309)
NextEra Energy, Inc.	(558)	(96,992)
NiSource, Inc.	(776)	(19,672)
PG&E Corp.*	(1,105)	(26,244)
Public Service Enterprise Group, Inc.	(18)	(937)
SCANA Corp.	(300)	(14,334)
WEC Energy Group, Inc.	(74)	(5,125)
Xcel Energy, Inc.	(1,096)	(54,000)

		(348,060)

TOTAL COMMON STOCK (Proceeds $11,123,706)		(9,453,707)

TOTAL SECURITES SOLD SHORT - (85.1)%		(9,453,707)

(Proceeds $11,123,706)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		91,921

NET ASSETS - 100.0%		$11,101,129

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or a portion of the security is on loan. At December 31, 2018, the market value of securities on loan was $231,221.
*	Non-income producing.

PLC	Public Limited Company
REIT Real	Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.9%
Automobiles & Components — 4.8%
BorgWarner, Inc.(a)	247	$8,581
Dana, Inc.(a)	42	572
Fiat Chrysler Automobiles NV (Netherlands)*	289	4,179
General Motors Co.(a)	170	5,686
Harley-Davidson, Inc.(a)	978	33,369
Lear Corp.(a)	113	13,883
Magna International, Inc. (Canada)	621	28,224
Thor Industries, Inc.(a)	267	13,884

		108,378

Capital Goods — 19.3%
AGCO Corp.(a)	285	15,866
Allison Transmission Holdings, Inc.(a)	573	25,160
Barnes Group, Inc.	16	858
Caterpillar, Inc.(a)	22	2,796
Colfax Corp.(a)*	346	7,231
Crane Co.	23	1,660
Cummins, Inc.(a)	220	29,401
Dover Corp.	180	12,771
EnerSys.	1	78
Esterline Technologies Corp.*	76	9,230
Flowserve Corp.	435	16,539
Gardner Denver Holdings, Inc.(a)*	934	19,100
Generac Holdings, Inc.*	11	547
GrafTech International Ltd.(a)	879	10,056
Honeywell International, Inc.(a)	158	20,875
Hubbell, Inc.	126	12,517
Huntington Ingalls Industries, Inc.(a)	121	23,027
ITT, Inc.(a)	439	21,191
Kennametal, Inc.(a)	514	17,106
Lincoln Electric Holdings, Inc.(a)	252	19,870
Lockheed Martin Corp.(a)	82	21,471
Masco Corp.(a)	216	6,316
MSC Industrial Direct Co., Inc., Class A	10	769
Navistar International Corp.(a)*	285	7,396
nVent Electric PLC (Ireland)	182	4,088
Oshkosh Corp.(a)	294	18,025
Parker-Hannifin Corp.(a)	62	9,247
Raytheon Co.(a)	108	16,562
Regal Beloit Corp.	130	9,106
Rexnord Corp.*	321	7,367
Rockwell Automation, Inc.	101	15,198
Simpson Manufacturing Co., Inc.(a)	80	4,330

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Spirit AeroSystems Holdings, Inc., Class A	64	$4,614
Teledyne Technologies, Inc.*	1	207
Timken Co. (The)(a)	312	11,644
Trex Co., Inc.*	274	16,265
United Technologies Corp.	31	3,301
Univar, Inc.*	314	5,570
WABCO Holdings, Inc.(a)*	38	4,079
WESCO International, Inc.*	13	624

		432,058

Commercial & Professional Services — 2.2%
ASGN, Inc.*	1	54
Clean Harbors, Inc.*	46	2,270
FTI Consulting, Inc.*	22	1,466
KAR Auction Services, Inc.	125	5,965
Korn Ferry(a)	69	2,728
ManpowerGroup, Inc.	75	4,860
Robert Half International, Inc.(a)	332	18,990
Tetra Tech, Inc.(a)	125	6,471
TriNet Group, Inc.(a)*	157	6,586

		49,390

Consumer Durables & Apparel — 4.9%
BRP, Inc., sub-voting shares (Canada)	22	571
Brunswick Corp.	379	17,605
Capri Holdings Ltd. (British Virgin Islands)*	839	31,815
Garmin Ltd. (Switzerland)(a)	250	15,830
Hanesbrands, Inc.	126	1,579
Skechers U.S.A., Inc., Class A(a)*	1,324	30,306
Tapestry, Inc.(a)	345	11,644

		109,350

Consumer Services — 3.6%
Aramark(a)	775	22,452
Choice Hotels International, Inc.(a)	73	5,225
Graham Holdings Co., Class B	8	5,125
Grand Canyon Education, Inc.*	144	13,844
Laureate Education, Inc., Class A(a)*	223	3,399
Weight Watchers International, Inc.(a)*	806	31,071

		81,116

Food & Staples Retailing — 0.4%
Walgreens Boots Alliance, Inc.	128	8,746

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 6.0%
Altria Group, Inc.	432	$21,336
Archer-Daniels-Midland Co.(a)	674	27,614
Constellation Brands, Inc., Class A(a)	86	13,831
Ingredion, Inc.	4	366
National Beverage Corp.	111	7,966
Philip Morris International, Inc.	414	27,639
Pilgrim’s Pride Corp.(a)*	179	2,776
Post Holdings, Inc.(a)*	310	27,630
TreeHouse Foods, Inc.*	105	5,325

		134,483

Health Care Equipment & Services — 5.7%
Amedisys, Inc.*	7	820
AmerisourceBergen Corp.	18	1,339
Avanos Medical, Inc.(a)*	129	5,778
Cardinal Health, Inc.(a)	715	31,889
Cigna Corp.	47	8,926
Henry Schein, Inc.*	27	2,120
Hill-Rom Holdings, Inc.	39	3,453
Integer Holdings Corp.*	77	5,872
Integra LifeSciences Holdings Corp.*	66	2,977
Laboratory Corp. of America Holdings(a)*	228	28,810
LHC Group, Inc.*	26	2,441
LivaNova PLC (United Kingdom)(a)*	196	17,928
McKesson Corp.(a)	113	12,483
MEDNAX, Inc.*	60	1,980

		126,816

Household & Personal Products — 0.4%
Energizer Holdings, Inc.	208	9,391

Media & Entertainment — 7.0%
AMC Networks, Inc., Class A(a)*	67	3,677
ANGI Homeservices, Inc., Class A*	400	6,428
CBS Corp., Class B, non-voting shares	52	2,273
Cinemark Holdings, Inc.	1	36
DISH Network Corp., Class A*	315	7,866
Electronic Arts, Inc.(a)*	351	27,697
IAC/InterActiveCorp.*	38	6,955
Interpublic Group of Cos., Inc. (The)	148	3,053
News Corp., Class A	2,441	27,705
Nexstar Media Group, Inc., Class A	110	8,650
Sinclair Broadcast Group, Inc., Class A	344	9,061

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
TEGNA, Inc.	808	$8,783
Tribune Media Co., Class A(a)	144	6,535
Twitter, Inc.*	94	2,702
Viacom, Inc., Class B(a)	860	22,102
Walt Disney Co. (The)(a)	121	13,268

		156,791

Pharmaceuticals, Biotechnology & Life Sciences — 7.6%
Alexion Pharmaceuticals, Inc.*	228	22,198
Biogen, Inc.*	9	2,708
Celgene Corp.(a)*	544	34,865
Emergent BioSolutions, Inc.*	243	14,405
Exelixis, Inc.(a)*	531	10,445
Genomic Health, Inc.*	13	837
Jazz Pharmaceuticals PLC (Ireland)(a)*	265	32,849
Ligand Pharmaceuticals, Inc.(a)*	141	19,134
Nektar Therapeutics(a)*	523	17,191
Neurocrine Biosciences, Inc.*	17	1,214
Syneos Health, Inc.*	253	9,956
United Therapeutics Corp.*	35	3,811

		169,613

Retailing — 7.1%
Advance Auto Parts, Inc.	74	11,652
Best Buy Co., Inc.	400	21,184
Booking Holdings, Inc.*	3	5,167
Dick’s Sporting Goods, Inc.(a)	706	22,027
Genuine Parts Co.(a)	210	20,164
Nordstrom, Inc.	206	9,602
Penske Automotive Group, Inc.(a)	90	3,629
Qurate Retail, Inc.(a)*	978	19,091
Stamps.com, Inc.*	5	778
TJX Cos., Inc. (The)(a)	253	11,319
Urban Outfitters, Inc.(a)*	999	33,167

		157,780

Semiconductors & Semiconductor Equipment — 4.7%
Cabot Microelectronics Corp.	1	95
Cypress Semiconductor Corp.	396	5,037
Intel Corp.(a)	342	16,050
KLA-Tencor Corp.(a)	222	19,867
Micron Technology, Inc.(a)*	1,008	31,984
MKS Instruments, Inc.(a)	216	13,956
Semtech Corp.*	80	3,670
Teradyne, Inc.	135	4,236

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Versum Materials, Inc.	391	$10,838

		105,733

Software & Services — 5.4%
Accenture PLC, Class A (Ireland)	65	9,166
Akamai Technologies, Inc.*	9	550
Booz Allen Hamilton Holding Corp.	157	7,076
CDK Global, Inc.(a)	114	5,458
DXC Technology Co.(a)	362	19,248
Euronet Worldwide, Inc.*	123	12,593
Leidos Holdings, Inc.	256	13,496
Nuance Communications, Inc.*	521	6,893
PayPal Holdings, Inc.(a)*	321	26,993
WEX, Inc.(a)*	131	18,348

		119,821

Technology Hardware & Equipment — 14.1%
Amphenol Corp., Class A	15	1,215
Apple, Inc.(a)	168	26,500
Arrow Electronics, Inc.*	45	3,103
Avnet, Inc.(a)	650	23,465
CDW Corp.	1	81
CommScope Holding Co., Inc.(a)*	1,163	19,062
EchoStar Corp., Class A(a)*	184	6,756
FLIR Systems, Inc.	290	12,627
Hewlett Packard Enterprise Co.	575	7,596
HP, Inc.(a)	1,370	28,030
Jabil, Inc.	120	2,975
Keysight Technologies, Inc.*	55	3,414
Littelfuse, Inc.	68	11,661
Lumentum Holdings, Inc.(a)*	537	22,559
Motorola Solutions, Inc.	2	230
NetApp, Inc.(a)	468	27,926
Seagate Technology PLC (Ireland)	847	32,686
TE Connectivity Ltd. (Switzerland)(a)	209	15,807
Tech Data Corp.(a)*	199	16,280
Vishay Intertechnology, Inc.(a)	1,163	20,946
Xerox Corp.	585	11,560
Zebra Technologies Corp., Class A(a)*	133	21,178

		315,657

Telecommunication Services — 0.9%
CenturyLink, Inc.(a)	1,114	16,877
United States Cellular Corp.*	82	4,262

		21,139

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.8%
CH Robinson Worldwide, Inc.	77	$6,475
CSX Corp.(a)	304	18,888
Genesee & Wyoming, Inc., Class A*	75	5,551
Landstar System, Inc.	141	13,489
Schneider National, Inc., Class B(a)	546	10,194
XPO Logistics, Inc.*	121	6,902

		61,499

TOTAL COMMON STOCKS - 96.9% (Cost $2,411,396)		2,167,761

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%		69,243

NET ASSETS - 100.0%		$2,237,004

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

Over-the-counter total return basket swaps outstanding as of December 31, 2018.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The basket matures between August 6, 2019 and July 7, 2020, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swaps at December 31, 2018:

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Dorman Products, Inc.	Morgan Stanley	(103)	$(8,899)	$(377)	$(377)

Capital Goods
BWX Technologies, Inc.	Morgan Stanley	(509)	(19,098)	(430)	(430)
Carlisle Cos., Inc.	Morgan Stanley	(107)	(10,421)	(355)	(355)
General Dynamics Corp.	Morgan Stanley	(177)	(26,934)	(1,136)	(1,136)
HEICO Corp.	Morgan Stanley	(17)	(1,284)	(48)	(48)
Nordson Corp.	Morgan Stanley	(38)	(4,460)	(87)	(87)
Northrop Grumman Corp.	Morgan Stanley	(110)	(25,590)	(1,588)	(1,588)
RBC Bearings, Inc.	Morgan Stanley	(68)	(9,068)	149	149
Stanley Black & Decker, Inc.	Morgan Stanley	(138)	(16,161)	(425)	(425)
Toro Co. (The)	Morgan Stanley	(60)	(3,311)	(52)	(52)
United Rentals, Inc.	Morgan Stanley	(266)	(27,430)	211	211
USG Corp.	Morgan Stanley	(691)	(29,607)	(92)	(92)
Watsco, Inc.	Morgan Stanley	(153)	(21,102)	(330)	(330)

		(2,334)	(194,466)	(4,183)	(4,183)

Commercial & Professional Services
ADT, Inc.	Morgan Stanley	(469)	(2,950)	105	105
Brink’s Co. (The)	Morgan Stanley	(255)	(16,046)	(451)	(451)
Cimpress NV (Netherlands)	Morgan Stanley	(110)	(11,501)	122	122
Copart, Inc.	Morgan Stanley	(752)	(35,660)	(249)	(249)
Dun & Bradstreet Corp. (The)	Morgan Stanley	(55)	(7,784)	(72)	(72)
Equifax, Inc.	Morgan Stanley	(328)	(30,406)	(221)	(221)
Exponent, Inc.	Morgan Stanley	(8)	(397)	(22)	(22)
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	(419)	(9,859)	(52)	(52)
Republic Services, Inc.	Morgan Stanley	(410)	(29,287)	(407)	(407)
Rollins, Inc.	Morgan Stanley	(487)	(17,138)	(576)	(576)
Thomson Reuters Corp. (Canada)	Morgan Stanley	(333)	(16,030)	(55)	(55)
Verisk Analytics, Inc.	Morgan Stanley	(219)	(23,540)	(331)	(331)
Waste Connections, Inc. (Canada)	Morgan Stanley	(441)	(32,171)	(683)	(683)
Waste Management, Inc.	Morgan Stanley	(338)	(29,386)	(774)	(774)

		(4,624)	(262,155)	(3,666)	(3,666)

Consumer Durables & Apparel
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(688)	(29,680)	(344)	(344)
Carter’s, Inc.	Morgan Stanley	(491)	(39,971)	(242)	(242)
Columbia Sportswear Co.	Morgan Stanley	(188)	(15,796)	(33)	(33)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short — (continued)
Consumer Durables & Apparel — (continued)
Deckers Outdoor Corp.	Morgan Stanley	(83)	$(10,830)	$207	$207
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(263)	(8,119)	94	94
Helen Of Troy Ltd. (Bermuda)	Morgan Stanley	(72)	(9,475)	27	27
Mohawk Industries, Inc.	Morgan Stanley	(352)	(41,219)	79	79
NIKE, Inc., Class B	Morgan Stanley	(368)	(26,864)	(407)	(407)
Tempur Sealy International, Inc.	Morgan Stanley	(60)	(2,509)	18	18
Under Armour, Inc., Class C	Morgan Stanley	(1,100)	(17,853)	78	78

		(3,665)	(202,316)	(523)	(523)

Consumer Services
Belmond Ltd., Class A (Bermuda)	Morgan Stanley	(27)	(676)	(12)	(12)
Boyd Gaming Corp.	Morgan Stanley	(190)	(3,992)	35	35
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(49)	(5,357)	(113)	(113)
Carnival Corp. (Panama)	Morgan Stanley	(167)	(7,937)	(305)	(305)
Churchill Downs, Inc.	Morgan Stanley	(66)	(15,482)	(702)	(702)
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(138)	(22,179)	116	116
Domino’s Pizza, Inc.	Morgan Stanley	(46)	(11,426)	15	15
Dunkin’ Brands Group, Inc.	Morgan Stanley	(132)	(8,484)	(76)	(76)
Eldorado Resorts, Inc.	Morgan Stanley	(606)	(21,374)	(562)	(562)
Marriott International, Inc., Class A	Morgan Stanley	(360)	(38,009)	(1,183)	(1,183)
McDonald’s Corp.	Morgan Stanley	(42)	(7,309)	(268)	(268)
MGM Resorts International	Morgan Stanley	(1,115)	(25,868)	(1,276)	(1,276)
Planet Fitness, Inc., Class A	Morgan Stanley	(545)	(28,183)	(1,025)	(1,025)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(589)	(11,845)	(178)	(178)
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(212)	(20,028)	(980)	(980)
Service Corp. International	Morgan Stanley	(644)	(25,264)	(779)	(779)
Starbucks Corp.	Morgan Stanley	(590)	(37,217)	(889)	(889)
Stars Group, Inc. (The) (Canada)	Morgan Stanley	(1,015)	(16,950)	186	186
Strategic Education, Inc.	Morgan Stanley	(78)	(8,524)	(352)	(352)
Texas Roadhouse, Inc.	Morgan Stanley	(340)	(20,059)	(306)	(306)
Vail Resorts, Inc.	Morgan Stanley	(168)	(35,190)	(421)	(421)
Wynn Resorts Ltd.	Morgan Stanley	(132)	(13,098)	(88)	(88)
Yum! Brands, Inc.	Morgan Stanley	(41)	(3,690)	(110)	(110)

		(7,292)	(388,141)	(9,273)	(9,273)

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	(1,172)	(32,500)	292	292
Performance Food Group Co.	Morgan Stanley	(39)	(1,223)	(57)	(57)
Sprouts Farmers Market, Inc.	Morgan Stanley	(912)	(21,168)	(267)	(267)
US Foods Holding Corp.	Morgan Stanley	(434)	(13,421)	(312)	(312)

		(2,557)	(68,312)	(344)	(344)

Food, Beverage & Tobacco
Boston Beer Co., Inc., Class A	Morgan Stanley	(32)	(7,976)	325	325
Brown-Forman Corp., Class B	Morgan Stanley	(553)	(25,770)	(552)	(552)
Conagra Brands, Inc.	Morgan Stanley	(1,074)	(22,853)	(78)	(78)
Darling Ingredients, Inc.	Morgan Stanley	(380)	(7,178)	(142)	(142)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short — (continued)
Food, Beverage & Tobacco — (continued)
Flowers Foods, Inc.	Morgan Stanley	(637)	$(11,588)	$(229)	$(229)
Hershey Co. (The)	Morgan Stanley	(90)	(9,507)	(143)	(143)
Hormel Foods Corp.	Morgan Stanley	(757)	(32,051)	(364)	(364)
J&J Snack Foods Corp.	Morgan Stanley	(40)	(5,737)	(73)	(73)
Lamb Weston Holdings, Inc.	Morgan Stanley	(124)	(9,098)	(30)	(30)
Lancaster Colony Corp.	Morgan Stanley	(65)	(11,369)	(182)	(182)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	(77)	(10,652)	(135)	(135)

		(3,829)	(153,779)	(1,603)	(1,603)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(210)	(14,719)	(470)	(470)
Baxter International, Inc.	Morgan Stanley	(9)	(591)	(14)	(14)
Boston Scientific Corp.	Morgan Stanley	(677)	(22,872)	(1,044)	(1,044)
Cantel Medical Corp.	Morgan Stanley	(176)	(12,764)	(341)	(341)
Cerner Corp.	Morgan Stanley	(522)	(26,914)	(465)	(465)
DENTSPLY SIRONA, Inc.	Morgan Stanley	(1,140)	(42,391)	—	—
Edwards Lifesciences Corp.	Morgan Stanley	(140)	(20,719)	(746)	(746)
Globus Medical, Inc., Class A	Morgan Stanley	(229)	(9,787)	(140)	(140)
Haemonetics Corp.	Morgan Stanley	(310)	(29,302)	(1,698)	(1,698)
Hologic, Inc.	Morgan Stanley	(2)	(82)	(13)	(13)
ICU Medical, Inc.	Morgan Stanley	(103)	(22,964)	(679)	(679)
Intuitive Surgical, Inc.	Morgan Stanley	(62)	(28,712)	(966)	(966)
Medidata Solutions, Inc.	Morgan Stanley	(339)	(21,669)	(1,179)	(1,179)
Medtronic PLC (Ireland)	Morgan Stanley	(19)	(1,685)	(93)	(93)
Neogen Corp.	Morgan Stanley	(131)	(7,222)	(264)	(264)
STERIS PLC (United Kingdom)	Morgan Stanley	(112)	(11,574)	(439)	(439)
Stryker Corp.	Morgan Stanley	(72)	(10,860)	(572)	(572)
Teleflex, Inc.	Morgan Stanley	(129)	(30,863)	(2,490)	(2,490)
Universal Health Services, Inc., Class B	Morgan Stanley	(121)	(14,209)	116	116
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(402)	(41,012)	(717)	(717)

		(4,905)	(370,911)	(12,214)	(12,214)

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(109)	(7,078)	(96)	(96)
Clorox Co. (The)	Morgan Stanley	(160)	(24,133)	(549)	(549)
Colgate-Palmolive Co.	Morgan Stanley	(255)	(15,147)	(52)	(52)
Coty, Inc., Class A	Morgan Stanley	(5,096)	(32,607)	(1,168)	(1,168)
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(59)	(7,487)	(268)	(268)
Kimberly-Clark Corp.	Morgan Stanley	(151)	(16,723)	(528)	(528)
Procter & Gamble Co. (The)	Morgan Stanley	(368)	(33,153)	(694)	(694)
WD-40 Co.	Morgan Stanley	(11)	(1,994)	(34)	(34)

		(6,209)	(138,322)	(3,389)	(3,389)

Media & Entertainment
Alphabet, Inc., Class A	Morgan Stanley	(9)	(9,422)	(8)	(8)
Cable One, Inc.	Morgan Stanley	(7)	(5,618)	(150)	(150)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short — (continued)
Media & Entertainment — (continued)
Cargurus, Inc.	Morgan Stanley	(187)	$(6,186)	$(136)	$(136)
Madison Square Garden Co. (The), Class A	Morgan Stanley	(125)	(31,944)	(1,501)	(1,501)
Take-Two Interactive Software, Inc.	Morgan Stanley	(1)	(105)	3	3
Twenty-First Century Fox, Inc., Class A	Morgan Stanley	(737)	(35,273)	(176)	(176)
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(694)	(50,801)	(1,098)	(1,098)
Zillow Group, Inc., Class C	Morgan Stanley	(951)	(29,310)	(707)	(707)
Zynga, Inc., Class A	Morgan Stanley	(7,324)	(27,977)	(792)	(792)

		(10,035)	(196,636)	(4,565)	(4,565)

Pharmaceuticals, Biotechnology & Life Sciences
Bausch Health Cos., Inc. (Canada)	Morgan Stanley	(1,384)	(26,088)	538	538
Bio-Techne Corp.	Morgan Stanley	(90)	(12,539)	(649)	(649)
Catalent, Inc.	Morgan Stanley	(587)	(18,220)	(78)	(78)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(535)	(27,900)	(1,008)	(1,008)
IQVIA Holdings, Inc.	Morgan Stanley	(267)	(29,720)	(1,298)	(1,298)
Mettler-Toledo International, Inc.	Morgan Stanley	(23)	(12,735)	(274)	(274)
PerkinElmer, Inc.	Morgan Stanley	(115)	(8,706)	(345)	(345)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(756)	(30,769)	1,383	1,383
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	(39)	(14,168)	(404)	(404)
Waters Corp.	Morgan Stanley	(27)	(4,905)	(197)	(197)
Zoetis, Inc.	Morgan Stanley	(36)	(2,996)	(115)	(115)

		(3,859)	(188,746)	(2,447)	(2,447)

Retailing
Burlington Stores, Inc.	Morgan Stanley	(137)	(21,956)	(322)	(322)
Etsy, Inc.	Morgan Stanley	(405)	(18,995)	(278)	(278)
Five Below, Inc.	Morgan Stanley	(372)	(36,146)	(1,895)	(1,895)
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(85)	(2,196)	(19)	(19)
Foot Locker, Inc.	Morgan Stanley	(13)	(677)	(30)	(30)
L Brands, Inc.	Morgan Stanley	(1,149)	(30,058)	578	578
Michaels Cos., Inc. (The)	Morgan Stanley	(420)	(5,704)	26	26
National Vision Holdings, Inc.	Morgan Stanley	(282)	(7,969)	20	20
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	(433)	(28,114)	(671)	(671)
O’Reilly Automotive, Inc.	Morgan Stanley	(25)	(8,611)	2	2
Pool Corp.	Morgan Stanley	(100)	(14,411)	(542)	(542)
Williams-Sonoma, Inc.	Morgan Stanley	(269)	(13,399)	(172)	(172)

		(3,690)	(188,236)	(3,303)	(3,303)

Semiconductors & Semiconductor Equipment
Entegris, Inc.	Morgan Stanley	(65)	(1,719)	(106)	(106)
First Solar, Inc.	Morgan Stanley	(262)	(11,001)	(124)	(124)
QUALCOMM, Inc.	Morgan Stanley	(647)	(36,206)	(889)	(889)

		(974)	(48,926)	(1,119)	(1,119)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short — (continued)
Software & Services
Adobe, Inc.	Morgan Stanley	(155)	$(34,549)	$(506)	$(506)
Alliance Data Systems Corp.	Morgan Stanley	(21)	(3,185)	24	24
ANSYS, Inc.	Morgan Stanley	(198)	(28,284)	(4)	(4)
Aspen Technology, Inc.	Morgan Stanley	(338)	(26,918)	(846)	(846)
Black Knight, Inc.	Morgan Stanley	(508)	(22,403)	(479)	(479)
Blackbaud, Inc.	Morgan Stanley	(144)	(8,960)	(116)	(116)
CACI International, Inc., Class A	Morgan Stanley	(24)	(3,438)	(30)	(30)
Cadence Design Systems, Inc.	Morgan Stanley	(49)	(2,093)	(49)	(49)
Ceridian HCM Holding, Inc.	Morgan Stanley	(71)	(2,454)	(4)	(4)
Citrix Systems, Inc.	Morgan Stanley	(297)	(30,116)	(396)	(396)
Ellie Mae, Inc.	Morgan Stanley	(242)	(15,142)	(61)	(61)
Fair Isaac Corp.	Morgan Stanley	(78)	(14,217)	(368)	(368)
Fidelity National Information Services, Inc.	Morgan Stanley	(274)	(27,263)	(851)	(851)
Fiserv, Inc.	Morgan Stanley	(574)	(41,278)	(881)	(881)
Global Payments, Inc.	Morgan Stanley	(1)	(101)	(21)	(21)
Intuit, Inc.	Morgan Stanley	(95)	(18,378)	(318)	(318)
LiveRamp Holdings, Inc.	Morgan Stanley	(307)	(11,838)	(23)	(23)
LogMein, Inc.	Morgan Stanley	(16)	(1,259)	(82)	(82)
Manhattan Associates, Inc.	Morgan Stanley	(293)	(12,274)	(142)	(142)
Paylocity Holding Corp.	Morgan Stanley	(2)	(117)	(21)	(21)
Pegasystems, Inc.	Morgan Stanley	(207)	(9,729)	(196)	(196)
PTC, Inc.	Morgan Stanley	(549)	(44,573)	(912)	(912)
Red Hat, Inc.	Morgan Stanley	(235)	(40,819)	(448)	(448)
salesforce.com, Inc.	Morgan Stanley	(243)	(31,957)	(1,309)	(1,309)
SS&C Technologies Holdings, Inc.	Morgan Stanley	(314)	(14,004)	(222)	(222)
Symantec Corp.	Morgan Stanley	(1,626)	(30,097)	(760)	(760)
Synopsys, Inc.	Morgan Stanley	(380)	(31,460)	(538)	(538)
Teradata Corp.	Morgan Stanley	(689)	(25,328)	(1,091)	(1,091)
Total System Services, Inc.	Morgan Stanley	(51)	(4,047)	(126)	(126)
Trade Desk, Inc. (The), Class A	Morgan Stanley	(398)	(44,102)	(2,077)	(2,077)
Tyler Technologies, Inc.	Morgan Stanley	(61)	(11,057)	(280)	(280)
Ultimate Software Group, Inc. (The)	Morgan Stanley	(48)	(11,277)	(479)	(479)
VeriSign, Inc.	Morgan Stanley	(86)	(12,561)	(195)	(195)
Worldpay, Inc., Class A	Morgan Stanley	(684)	(51,334)	(913)	(913)

		(9,258)	(666,612)	(14,720)	(14,720)

Technology Hardware & Equipment
Cognex Corp.	Morgan Stanley	(197)	(7,429)	(216)	(216)
Dolby Laboratories, Inc., Class C	Morgan Stanley	(3)	(181)	(46)	(46)
NCR Corp.	Morgan Stanley	(665)	(15,166)	(181)	(181)
SYNNEX Corp.	Morgan Stanley	(258)	(20,452)	(410)	(410)
ViaSat, Inc.	Morgan Stanley	(66)	(3,860)	(37)	(37)

		(1,189)	(47,088)	(890)	(890)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

Reference Company	Counterparty	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short — (continued)
Telecommunication Services
BCE, Inc., (Canada)	Morgan Stanley	(132)	$(5,254)	$(14)	$(14)
Iridium Communications, Inc.	Morgan Stanley	(341)	(6,290)	(8)	(8)
Sprint Corp.	Morgan Stanley	(3,955)	(23,334)	328	328
TELUS Corp. (Canada)	Morgan Stanley	(16)	(532)	(13)	(13)
Zayo Group Holdings, Inc.	Morgan Stanley	(1,796)	(39,548)	(1,457)	(1,457)

		(6,240)	(74,958)	(1,164)	(1,164)

Transportation
Canadian National Railway Co. (Canada)	Morgan Stanley	(31)	(2,277)	(264)	(264)
Ryder System, Inc.	Morgan Stanley	(355)	(17,047)	(198)	(198)

		(386)	(19,324)	(462)	(462)

			$(3,217,827)	$(64,242)	$(64,242)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM LARGE VALUE FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Automobiles & Components — 1.5%
BorgWarner, Inc.	2,153	$74,795
Ford Motor Co.	41,096	314,384
General Motors Co.	6,536	218,629
Goodyear Tire & Rubber Co. (The)	2,408	49,147
Harley-Davidson, Inc.	1,685	57,492

		714,447

Banks — 5.3%
Bank of America Corp.	19,484	480,086
Citigroup, Inc.	17,636	918,130
Citizens Financial Group, Inc.	4,880	145,082
Comerica, Inc.	1,708	117,322
Fifth Third Bancorp.	6,808	160,192
JPMorgan Chase & Co.	228	22,257
KeyCorp.	10,646	157,348
M&T Bank Corp.	557	79,723
SunTrust Banks, Inc.	4,720	238,077
SVB Financial Group*	548	104,076
Zions Bancorp NA	560	22,814

		2,445,107

Capital Goods — 15.2%
3M Co.	3,623	690,326
AMETEK, Inc.	21	1,422
AO Smith Corp.	1,756	74,981
Arconic, Inc.	4,993	84,182
Boeing Co. (The)	660	212,850
Caterpillar, Inc.	3,875	492,396
Cummins, Inc.	1,659	221,709
Dover Corp.	1,513	107,347
Eaton Corp. PLC (Ireland)	4,478	307,459
Emerson Electric Co.	6,476	386,941
Flowserve Corp.	1,348	51,251
Fluor Corp.	1,455	46,851
Fortive Corp.	167	11,299
Fortune Brands Home & Security, Inc.	1,462	55,541
Honeywell International, Inc.	6,026	796,155
Huntington Ingalls Industries, Inc.	444	84,498
Illinois Tool Works, Inc.	3,429	434,420
Ingersoll-Rand PLC (Ireland)	2,539	231,633
Jacobs Engineering Group, Inc.	1,467	85,761
Johnson Controls International PLC (Ireland)	9,558	283,395
Lockheed Martin Corp.	1,780	466,075
Masco Corp.	3,133	91,609
Parker-Hannifin Corp.	1,368	204,023

	Number Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	1,794	$67,777
Raytheon Co.	2,941	451,002
Rockwell Automation, Inc.	1,251	188,250
Snap-on, Inc.	581	84,413
Textron, Inc.	2,500	114,975
TransDigm Group, Inc.*	2	680
United Technologies Corp.	6,174	657,408
WW Grainger, Inc.	106	29,930

		7,016,559

Commercial & Professional Services — 0.9%
Nielsen Holdings PLC (United Kingdom)	3,669	85,598
Republic Services, Inc.	148	10,669
Robert Half International, Inc.	1,255	71,786
Waste Management, Inc.	2,591	230,573

		398,626

Consumer Durables & Apparel — 1.3%
Capri Holdings Ltd. (British Virgin Islands)*	1,577	59,800
Garmin Ltd. (Switzerland)	1,952	123,601
Hanesbrands, Inc.	3,712	46,511
Leggett & Platt, Inc.	1,344	48,169
Mohawk Industries, Inc.*	771	90,176
Newell Brands, Inc.	4,823	89,660
PVH Corp.	781	72,594
Whirlpool Corp.	662	70,748

		601,259

Consumer Services — 1.3%
Carnival Corp. (Panama)	7,102	350,129
McDonald’s Corp.	39	6,925
Yum! Brands, Inc.	2,855	262,432

		619,486

Diversified Financials — 6.8%
Affiliated Managers Group, Inc.	545	53,105
Ameriprise Financial, Inc.	1,486	155,094
Berkshire Hathaway, Inc., Class B*	1,223	249,712
BlackRock, Inc.	1,652	648,939
Capital One Financial Corp.	1,503	113,612
Discover Financial Services	1,115	65,763
Franklin Resources, Inc.	5,467	162,151
Goldman Sachs Group, Inc. (The)	2,661	444,520
Invesco Ltd. (Bermuda)	4,248	71,112
Jefferies Financial Group, Inc.	3,405	59,111

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Moody’s Corp.	1,972	$276,159
Morgan Stanley	536	21,252
MSCI, Inc.	97	14,301
Nasdaq, Inc.	482	39,317
S&P Global, Inc.	1,304	221,602
State Street Corp.	3,921	247,297
Synchrony Financial	1,676	39,319
T Rowe Price Group, Inc.	2,507	231,446

		3,113,812

Energy — 9.2%
Chevron Corp.	4,587	499,020
ConocoPhillips	11,958	745,581
Devon Energy Corp.	5,321	119,935
Exxon Mobil Corp.	9,109	621,143
Halliburton Co.	9,027	239,938
Hess Corp.	1,708	69,174
HollyFrontier Corp.	1,803	92,169
Kinder Morgan, Inc.	23,391	359,754
Marathon Petroleum Corp.	745	43,962
National Oilwell Varco, Inc.	3,945	101,386
Occidental Petroleum Corp.	7,761	476,370
Phillips 66	4,765	410,505
Schlumberger Ltd. (Curacao)	3,361	121,265
TechnipFMC PLC (United Kingdom)	4,678	91,595
Valero Energy Corp.	3,349	251,075

		4,242,872

Food & Staples Retailing — 2.3%
Sysco Corp.	5,375	336,797
Walgreens Boots Alliance, Inc.	3,968	271,133
Walmart, Inc.	4,870	453,640

		1,061,570

Food, Beverage & Tobacco — 5.7%
Altria Group, Inc.	9,064	447,671
Archer-Daniels-Midland Co.	5,813	238,159
Coca-Cola Co. (The)	1,937	91,717
Constellation Brands, Inc., Class A	1,949	313,438
General Mills, Inc.	4,857	189,132
Kraft Heinz Co. (The)	10,119	435,522
Molson Coors Brewing Co., Class B	2,230	125,237
PepsiCo, Inc.	1,593	175,995
Philip Morris International, Inc.	6,180	412,577
Tyson Foods, Inc., Class A	3,773	201,478

		2,630,926

	Number Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 5.7%
Anthem, Inc.	658	$172,811
Cardinal Health, Inc.	3,088	137,725
Cigna Corp.	3,004	570,520
CVS Health Corp.	3,244	212,547
DaVita, Inc.*	1,708	87,894
DENTSPLY SIRONA, Inc.	794	29,545
HCA Healthcare, Inc.	2,485	309,258
Humana, Inc.	1,384	396,488
Laboratory Corp. of America Holdings*	1,060	133,942
McKesson Corp.	1,156	127,703
Medtronic PLC (Ireland)	87	7,914
Quest Diagnostics, Inc.	1,415	117,827
UnitedHealth Group, Inc.	807	201,040
WellCare Health Plans, Inc.*	516	121,822

		2,627,036

Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	144	9,469
Colgate-Palmolive Co.	4,341	258,376
Kimberly-Clark Corp.	44	5,013
Procter & Gamble Co. (The)	3,300	303,336

		576,194

Insurance — 4.6%
Aflac, Inc.	4,423	201,512
Allstate Corp. (The)	459	37,927
American International Group, Inc.	6,503	256,283
Aon PLC (United Kingdom)	371	53,929
Brighthouse Financial, Inc.*	1,222	37,247
Hartford Financial Services Group, Inc. (The)	3,639	161,754
Lincoln National Corp.	2,210	113,395
Loews Corp.	3,254	148,122
Marsh & McLennan Cos., Inc.	5,204	415,019
Principal Financial Group, Inc.	2,930	129,418
Progressive Corp. (The)	2,788	168,200
Prudential Financial, Inc.	3,237	263,977
Torchmark Corp.	1,154	86,008
Unum Group	2,260	66,399

		2,139,190

Materials — 5.6%
Avery Dennison Corp.	900	80,847
Celanese Corp.	1,376	123,799
CF Industries Holdings, Inc.	2,395	104,206

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
DowDuPont, Inc.	10,587	$566,193
Eastman Chemical Co.	1,452	106,156
FMC Corp.	1,391	102,878
Freeport-McMoRan, Inc.	14,983	154,475
International Paper Co.	4,186	168,947
LyondellBasell Industries NV, Class A (Netherlands)	4,000	332,640
Mosaic Co. (The)	3,983	116,343
Nucor Corp.	3,243	168,020
Packaging Corp. of America	972	81,123
PPG Industries, Inc.	788	80,557
Sealed Air Corp.	1,621	56,476
Sherwin-Williams Co. (The)	584	229,781
Westrock Co.	2,626	99,158

		2,571,599

Media & Entertainment — 1.5%
Comcast Corp., Class A	164	5,584
DISH Network Corp., Class A*	4,832	120,655
Electronic Arts, Inc.*	973	76,779
Interpublic Group of Cos., Inc. (The)	3,971	81,922
News Corp., Class A	6,044	68,599
Omnicom Group, Inc.	227	16,625
Twenty-First Century Fox, Inc., Class A	4	192
Viacom, Inc., Class B	4,165	107,040
Walt Disney Co. (The)	1,952	214,037

		691,433

Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
AbbVie, Inc.	3,417	315,013
Amgen, Inc.	289	56,260
Biogen, Inc.*	1,418	426,705
Bristol-Myers Squibb Co.	315	16,374
Celgene Corp.*	7,223	462,922
Eli Lilly & Co.	3,421	395,878
Gilead Sciences, Inc.	9,116	570,206
Johnson & Johnson	2,979	384,440
Merck & Co., Inc.	3,087	235,878
Mylan NV (Netherlands)*	5,317	145,686
Nektar Therapeutics*	1,788	58,772
Pfizer, Inc.	4,306	187,957

		3,256,091

Real Estate — 0.8%
Equity Residential, REIT	569	37,560

	Number Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Realty Income Corp., REIT	1,375	$86,680
UDR, Inc., REIT	1,971	78,091
Weyerhaeuser Co., REIT	7,742	169,240

		371,571

Retailing — 3.9%
Advance Auto Parts, Inc.	759	119,512
AutoZone, Inc.*	22	18,443
Best Buy Co., Inc.	152	8,050
Booking Holdings, Inc.*	87	149,851
Dollar General Corp.	139	15,023
eBay, Inc.*	9,952	279,353
Genuine Parts Co.	1,517	145,662
Home Depot, Inc. (The)	1,419	243,813
Kohl’s Corp.	1,723	114,304
Lowe’s Cos., Inc.	4,302	397,333
TJX Cos., Inc. (The)	6,655	297,745
Tractor Supply Co.	2	167

		1,789,256

Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials, Inc.	10,096	330,543
Intel Corp.	2,813	132,014
KLA-Tencor Corp.	1,581	141,484
Lam Research Corp.	1,657	225,634
Micron Technology, Inc.*	12,606	399,988
Texas Instruments, Inc.	1,312	123,984

		1,353,647

Software & Services — 5.2%
Accenture PLC, Class A (Ireland)	2,767	390,175
Alliance Data Systems Corp.	565	84,795
DXC Technology Co.	2,907	154,565
International Business Machines Corp.	7,461	848,092
Mastercard, Inc., Class A	435	82,063
PayPal Holdings, Inc.*	9,211	774,553
VeriSign, Inc.*	2	297
Visa, Inc., Class A	5	660
Western Union Co. (The)	4,584	78,203

		2,413,403

Technology Hardware & Equipment — 6.6%
Amphenol Corp., Class A	675	54,688
Apple, Inc.	4,369	689,166
Cisco Systems, Inc.	6,511	282,122
Corning, Inc.	8,122	245,366

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM LARGE VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
F5 Networks, Inc.*	628	$101,755
FLIR Systems, Inc.	1,429	62,219
Hewlett Packard Enterprise Co.	14,647	193,487
HP, Inc.	16,351	334,541
IPG Photonics Corp.*	549	62,196
Juniper Networks, Inc.	3,577	96,257
Motorola Solutions, Inc.	1,689	194,303
NetApp, Inc.	2,614	155,977
Seagate Technology PLC (Ireland)	2,956	114,072
TE Connectivity Ltd. (Switzerland)	3,610	273,024
Western Digital Corp.	2,988	110,466
Xerox Corp.	2,533	50,052

		3,019,691

Telecommunication Services — 1.2%
CenturyLink, Inc.	11,153	168,968
Verizon Communications, Inc.	7,065	397,194

		566,162

Transportation — 2.7%
Alaska Air Group, Inc.	1,274	77,523
American Airlines Group, Inc.	4,759	152,811
CSX Corp.	6,960	432,425
Norfolk Southern Corp.	1,127	168,532
Southwest Airlines Co.	3,417	158,822
United Continental Holdings, Inc.*	2,816	235,784

		1,225,897

Utilities — 0.8%
FirstEnergy Corp.	254	9,538
NRG Energy, Inc.	3,105	122,958
Southern Co. (The)	5,529	242,834

		375,330

TOTAL COMMON STOCKS - 99.4% (Cost $49,990,140)		45,821,164

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		273,442

NET ASSETS - 100.0%		$46,094,606

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%
Automobiles & Components — 1.3%
BorgWarner, Inc.	57	$1,980
Ford Motor Co.	1,083	8,285
Goodyear Tire & Rubber Co. (The)	64	1,306
Harley-Davidson, Inc.	45	1,535

		13,106

Banks — 3.0%
Bank of America Corp.	257	6,332
Citizens Financial Group, Inc.	130	3,865
Comerica, Inc.	45	3,091
Fifth Third Bancorp	181	4,259
KeyCorp.	281	4,153
SunTrust Banks, Inc.	125	6,305
SVB Financial Group*	14	2,659

		30,664

Capital Goods — 15.3%
3M Co.	71	13,528
A.O. Smith Corp.	47	2,007
Arconic, Inc.	131	2,209
Boeing Co. (The)	5	1,612
Cummins, Inc.	44	5,880
Dover Corp.	40	2,838
Eaton Corp. PLC (Ireland)	118	8,102
Emerson Electric Co.	171	10,217
Flowserve Corp.	35	1,331
Fluor Corp.	39	1,256
Fortune Brands Home & Security, Inc.	39	1,482
Honeywell International, Inc.	121	15,987
Illinois Tool Works, Inc.	91	11,529
Ingersoll-Rand PLC (Ireland)	67	6,112
Jacobs Engineering Group, Inc.	38	2,221
Johnson Controls International PLC (Ireland)	252	7,472
Lockheed Martin Corp.	38	9,950
Masco Corp.	83	2,427
Parker-Hannifin Corp.	37	5,518
Pentair PLC (Ireland)	48	1,813
Raytheon Co.	78	11,961
Rockwell Automation, Inc.	32	4,815
Snap-on, Inc.	16	2,325
Textron, Inc.	66	3,035
United Technologies Corp.	138	14,694
WW Grainger, Inc.	15	4,235

		154,556

	Number Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.1%
Nielsen Holdings PLC (United Kingdom)	97	$2,263
Robert Half International, Inc.	34	1,945
Waste Management, Inc.	81	7,208

		11,416

Consumer Durables & Apparel — 1.6%
Capri Holdings Ltd. (British Virgin Islands)*	41	1,555
Garmin Ltd. (Switzerland)	52	3,293
Hanesbrands, Inc.	99	1,240
Leggett & Platt, Inc.	35	1,254
Mohawk Industries, Inc.*	21	2,456
Newell Brands, Inc.	128	2,380
PVH Corp.	21	1,952
Tapestry, Inc.	8	270
Whirlpool Corp.	18	1,924

		16,324

Consumer Services — 1.3%
Carnival Corp. (Panama)	188	9,268
Yum! Brands, Inc.	38	3,493

		12,761

Diversified Financials — 8.4%
Affiliated Managers Group, Inc.	15	1,462
Ameriprise Financial, Inc.	39	4,070
Berkshire Hathaway, Inc., Class B*	42	8,576
BlackRock, Inc.	44	17,284
Capital One Financial Corp.	54	4,082
Charles Schwab Corp. (The)	10	415
Discover Financial Services	68	4,011
Franklin Resources, Inc.	145	4,301
Goldman Sachs Group, Inc. (The)	51	8,520
Invesco Ltd. (Bermuda)	112	1,875
Jefferies Financial Group, Inc.	90	1,562
Moody’s Corp.	52	7,282
Morgan Stanley	37	1,467
MSCI, Inc.	1	147
S&P Global, Inc.	35	5,948
State Street Corp.	103	6,496
Synchrony Financial	59	1,384
T Rowe Price Group, Inc.	67	6,185

		85,067

Energy — 7.5%
ConocoPhillips	259	16,149

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Devon Energy Corp.	141	$3,178
Halliburton Co.	220	5,848
Hess Corp.	80	3,240
HollyFrontier Corp.	48	2,454
Kinder Morgan, Inc.	609	9,366
Marathon Petroleum Corp.	27	1,593
National Oilwell Varco, Inc.	104	2,673
Occidental Petroleum Corp.	206	12,644
Phillips 66	126	10,855
Schlumberger Ltd. (Curacao)	60	2,165
TechnipFMC PLC (United Kingdom)	123	2,408
Valero Energy Corp.	47	3,524

		76,097

Food & Staples Retailing — 1.4%
Sysco Corp.	142	8,898
Walgreens Boots Alliance, Inc.	70	4,783

		13,681

Food, Beverage & Tobacco — 4.4%
Archer-Daniels-Midland Co.	153	6,268
Coca-Cola Co. (The)	28	1,326
Constellation Brands, Inc., Class A	52	8,363
General Mills, Inc.	154	5,997
Kraft Heinz Co. (The)	215	9,254
Molson Coors Brewing Co., Class B	59	3,313
PepsiCo, Inc.	42	4,640
Tyson Foods, Inc., Class A	100	5,340

		44,501

Health Care Equipment & Services — 5.8%
Anthem, Inc.	9	2,364
Cardinal Health, Inc.	81	3,613
Cigna Corp.	64	12,155
CVS Health Corp.	63	4,128
DaVita, Inc.*	45	2,316
DENTSPLY SIRONA, Inc.	55	2,047
HCA Healthcare, Inc.	51	6,347
Humana, Inc.	32	9,167
Laboratory Corp. of America Holdings*	28	3,538
McKesson Corp.	20	2,209
Quest Diagnostics, Inc.	38	3,164
UnitedHealth Group, Inc.	16	3,986
WellCare Health Plans, Inc.*	14	3,305

		58,339

	Number Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 0.7%
Colgate-Palmolive Co.	93	$5,535
Procter & Gamble Co. (The)	14	1,287

		6,822

Insurance — 5.9%
Aflac, Inc.	122	5,558
Allstate Corp. (The)	39	3,223
American International Group, Inc.	116	4,572
Aon PLC (United Kingdom)	6	872
Brighthouse Financial, Inc.*	32	975
Hartford Financial Services Group, Inc. (The)	97	4,312
Lincoln National Corp.	58	2,976
Loews Corp.	85	3,869
Marsh & McLennan Cos., Inc.	138	11,006
Principal Financial Group, Inc.	77	3,401
Progressive Corp. (The)	98	5,912
Prudential Financial, Inc.	106	8,644
Torchmark Corp.	30	2,236
Unum Group	59	1,733

		59,289

Materials — 4.1%
Avery Dennison Corp.	24	2,156
Ball Corp.	26	1,195
Eastman Chemical Co.	39	2,851
FMC Corp.	37	2,737
International Paper Co.	111	4,480
LyondellBasell Industries NV, Class A (Netherlands)	106	8,815
Mosaic Co. (The)	104	3,038
Nucor Corp.	85	4,404
Packaging Corp. of America	26	2,170
Sealed Air Corp.	43	1,498
Sherwin-Williams Co. (The)	13	5,115
Westrock Co.	70	2,643

		41,102

Media & Entertainment — 2.5%
Comcast Corp., Class A	33	1,124
Discovery, Inc., Class A*	2	49
DISH Network Corp., Class A*	127	3,171
Electronic Arts, Inc.*	45	3,551
Interpublic Group of Cos., Inc. (The)	105	2,166
Omnicom Group, Inc.	61	4,468
Viacom, Inc., Class B	110	2,827

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Walt Disney Co. (The)	68	$7,456

		24,812

Pharmaceuticals, Biotechnology & Life Sciences — 4.8%
AbbVie, Inc.	44	4,056
Amgen, Inc.	1	195
Biogen, Inc.*	35	10,532
Celgene Corp.*	191	12,241
Eli Lilly & Co.	44	5,092
Gilead Sciences, Inc.	201	12,573
Merck & Co., Inc.	27	2,063
Pfizer, Inc.	38	1,659

		48,411

Real Estate — 2.7%
Apartment Investment & Management
Co., Class A, REIT	7	307
AvalonBay Communities, Inc., REIT	5	870
Duke Realty Corp., REIT	72	1,865
Equity Residential, REIT	72	4,753
Host Hotels & Resorts, Inc., REIT	201	3,351
Realty Income Corp., REIT	81	5,106
SL Green Realty Corp., REIT	23	1,819
UDR, Inc., REIT	74	2,932
Welltower, Inc., REIT	22	1,527
Weyerhaeuser Co., REIT	204	4,459

		26,989

Retailing — 5.4%
Advance Auto Parts, Inc.	20	3,149
AutoZone, Inc.*	6	5,030
Best Buy Co., Inc.	23	1,218
Booking Holdings, Inc.*	2	3,445
eBay, Inc.*	262	7,354
Genuine Parts Co.	40	3,841
Home Depot, Inc. (The)	42	7,216
Kohl’s Corp.	44	2,919
Lowe’s Cos., Inc.	103	9,513
Nordstrom, Inc.	45	2,097
TJX Cos., Inc. (The)	195	8,724

		54,506

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials, Inc.	263	8,611
Intel Corp.	89	4,177
KLA-Tencor Corp.	42	3,759
Lam Research Corp.	44	5,991

	Number Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Micron Technology, Inc.*	319	$10,122
Texas Instruments, Inc.	54	5,103

		37,763

Software & Services — 5.8%
Accenture PLC, Class A (Ireland)	87	12,268
Alliance Data Systems Corp.	13	1,951
DXC Technology Co.	77	4,094
International Business Machines
Corp.	171	19,438
PayPal Holdings, Inc.*	226	19,004
Western Union Co. (The)	120	2,047

		58,802

Technology Hardware & Equipment — 7.7%
Amphenol Corp., Class A	28	2,269
Apple, Inc.	93	14,670
Cisco Systems, Inc.	207	8,969
Corning, Inc.	213	6,435
F5 Networks, Inc.*	17	2,755
FLIR Systems, Inc.	38	1,655
Hewlett Packard Enterprise Co.	388	5,125
HP, Inc.	424	8,675
IPG Photonics Corp.*	14	1,586
Juniper Networks, Inc.	94	2,530
Motorola Solutions, Inc.	45	5,177
NetApp, Inc.	69	4,117
Seagate Technology PLC (Ireland)	78	3,010
TE Connectivity Ltd. (Switzerland)	94	7,109
Western Digital Corp.	79	2,921
Xerox Corp.	67	1,324

		78,327

Telecommunication Services — 1.3%
CenturyLink, Inc.	232	3,515
Verizon Communications, Inc.	164	9,220

		12,735

Transportation — 2.9%
Alaska Air Group, Inc.	33	2,008
American Airlines Group, Inc.	125	4,014
CSX Corp.	139	8,636
Norfolk Southern Corp.	24	3,589
Southwest Airlines Co.	116	5,392
United Continental Holdings, Inc.*	74	6,196

		29,835

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ESG LARGE VALUE FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.9%
NRG Energy, Inc.	79	$3,128
Southern Co. (The)	131	5,754

		8,882

TOTAL COMMON STOCKS - 99.5% (Cost $994,919)		1,004,787

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		5,312

NET ASSETS - 100.0%		$1,010,099

*	Non-income producing.

PLC    Public Limited Company

REIT   Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund	527,250	$5,799,749
Gotham Defensive Long 500 Fund	746,679	8,751,077
Gotham Enhanced 500 Fund	405,684	4,397,618
Gotham Index Plus Fund	427,170	5,852,225
Gotham Neutral Fund*	420,573	4,306,672

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $28,501,591)		29,107,341

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		183,085

NET ASSETS - 100.0%		$29,290,426

(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 91.6%
COMMON STOCKS — 28.8%
Automobiles & Components — 1.2%
BorgWarner, Inc.†	286	$9,936
Dana, Inc.†	12	164
Fiat Chrysler Automobiles NV (Netherlands)*	396	5,726
General Motors Co.†	614	20,538
Harley-Davidson, Inc.†	1,143	38,999
Lear Corp.†	143	17,569
Magna International, Inc. (Canada)†	603	27,406
Thor Industries, Inc.†	348	18,096

		138,434

Capital Goods — 5.7%
AGCO Corp.†	334	18,594
Allison Transmission Holdings, Inc.†	590	25,907
Barnes Group, Inc.†	30	1,609
Caterpillar, Inc.†	116	14,740
Colfax Corp.†*	210	4,389
Crane Co.†	73	5,269
Cummins, Inc.†	342	45,705
Donaldson Co., Inc.†	18	781
Dover Corp.†	386	27,387
EnerSys†	14	1,087
Esterline Technologies Corp.†*	137	16,639
Flowserve Corp.†	563	21,405
Gardner Denver Holdings, Inc.†*	978	20,000
Generac Holdings, Inc.†*	81	4,026
GrafTech International Ltd.†	1,127	12,893
Harris Corp.†	17	2,289
Honeywell International, Inc.†	333	43,996
Hubbell, Inc.†	149	14,802
Huntington Ingalls Industries, Inc.†	155	29,498
Ingersoll-Rand PLC (Ireland)	87	7,937
ITT, Inc.†	436	21,046
Johnson Controls International PLC (Ireland)	26	771
Kennametal, Inc.†	530	17,638
Lincoln Electric Holdings, Inc.†	241	19,003
Lockheed Martin Corp.†	173	45,298
Masco Corp.†	473	13,831
Moog, Inc., Class A†	1	77
MSC Industrial Direct Co., Inc., Class A†	65	5,000
Navistar International Corp.†*	312	8,096
nVent Electric PLC (Ireland)	210	4,717

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Oshkosh Corp.†	358	$21,949
Parker-Hannifin Corp.†	135	20,134
Raytheon Co.†	248	38,031
Regal Beloit Corp.†	132	9,247
Rexnord Corp.†*	347	7,964
Rockwell Automation, Inc.†	189	28,441
Simpson Manufacturing Co., Inc.†	50	2,706
Snap-on, Inc.†	25	3,632
Spirit AeroSystems Holdings, Inc., Class A†	173	12,472
Teledyne Technologies, Inc.†*	11	2,278
Timken Co. (The)†	305	11,383
Trex Co., Inc.†*	283	16,799
United Technologies Corp.†	224	23,852
Univar, Inc.†*	282	5,003
WABCO Holdings, Inc.†*	47	5,045
WESCO International, Inc.†*	10	480

		663,846

Commercial & Professional Services — 0.6%
ASGN, Inc.†*	41	2,234
Clean Harbors, Inc.†*	101	4,984
Dun & Bradstreet Corp. (The)†	47	6,709
FTI Consulting, Inc.†*	31	2,066
Insperity, Inc.†	19	1,774
KAR Auction Services, Inc.†	194	9,258
ManpowerGroup, Inc.†	192	12,442
MSA Safety, Inc.†	10	943
Robert Half International, Inc.†	406	23,223
Tetra Tech, Inc.†	137	7,092
TriNet Group, Inc.†*	125	5,244

		75,969

Consumer Durables & Apparel — 1.2%
BRP, Inc., sub-voting shares (Canada)†	21	545
Brunswick Corp.†	411	19,091
Capri Holdings Ltd. (British Virgin Islands)†*	1,074	40,726
Deckers Outdoor Corp.†*	63	8,061
Garmin Ltd. (Switzerland)	267	16,906
Hanesbrands, Inc.†	584	7,317
Skechers U.S.A., Inc., Class A†*	1,358	31,085
Tapestry, Inc.†	550	18,562

		142,293

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 0.8%
Aramark†	976	$28,275
Choice Hotels International, Inc.†	54	3,865
Grand Canyon Education, Inc.†*	190	18,267
Laureate Education, Inc., Class A†*	172	2,621
ServiceMaster Global Holdings, Inc.†*	9	331
Weight Watchers International, Inc.†*	894	34,464
Wendy’s Co. (The)†	111	1,733

		89,556

Food & Staples Retailing — 0.4%
Kroger Co. (The)†	561	15,428
Walgreens Boots Alliance, Inc.†	400	27,332

		42,760

Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.†	955	47,167
Archer-Daniels-Midland Co.†	1,016	41,625
Constellation Brands, Inc., Class A†	211	33,933
Ingredion, Inc.†	50	4,570
Monster Beverage Corp.†*	86	4,233
National Beverage Corp.†	115	8,254
Philip Morris International, Inc.†	754	50,337
Pilgrim’s Pride Corp.†*	252	3,909
Post Holdings, Inc.†*	354	31,552
TreeHouse Foods, Inc.†*	108	5,477

		231,057

Health Care Equipment & Services — 1.8%
Amedisys, Inc.†*	33	3,865
AmerisourceBergen Corp.†	138	10,267
Avanos Medical, Inc.†*	108	4,837
Cardinal Health, Inc.†	1,044	46,562
Cigna Corp.	136	25,829
Encompass Health Corp.†	4	247
HCA Healthcare, Inc.†	25	3,111
Henry Schein, Inc.†*	121	9,501
Hill-Rom Holdings, Inc.†	44	3,896
Integer Holdings Corp.†*	55	4,194
Integra LifeSciences Holdings Corp.†*	95	4,284
Laboratory Corp. of America Holdings†*	307	38,793
LHC Group, Inc.†*	37	3,474
LivaNova PLC (United Kingdom)*	205	18,751
Masimo Corp.†*	20	2,147

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.†	201	$22,204
MEDNAX, Inc.†*	227	7,491

		209,453

Household & Personal Products — 0.1%
Energizer Holdings, Inc.†	265	11,965

Media & Entertainment — 2.2%
AMC Networks, Inc., Class A†*	12	659
ANGI Homeservices, Inc., Class A†*	369	5,930
CBS Corp., Class B, non-voting shares†	288	12,591
Cinemark Holdings, Inc.	55	1,969
Discovery, Inc., Class A*	78	1,930
DISH Network Corp., Class A†*	776	19,377
Electronic Arts, Inc.†*	610	48,135
IAC/InterActiveCorp.†*	53	9,701
Interpublic Group of Cos., Inc. (The)†	663	13,678
News Corp., Class A†	2,821	32,018
Nexstar Media Group, Inc., Class A†	129	10,145
Sinclair Broadcast Group, Inc., Class A†	417	10,984
TEGNA, Inc.†	528	5,739
Tribune Media Co., Class A†	249	11,300
TripAdvisor, Inc.†*	19	1,025
Twitter, Inc.†*	457	13,134
Viacom, Inc., Class B†	1,338	34,387
Walt Disney Co. (The)†	272	29,825

		262,527

Pharmaceuticals, Biotechnology & Life Sciences — 2.4%
AbbVie, Inc.†	82	7,560
Alexion Pharmaceuticals, Inc.†*	372	36,218
Biogen, Inc.†*	50	15,046
Bristol-Myers Squibb Co.†	187	9,720
Bruker Corp.†	44	1,310
Celgene Corp.†*	799	51,208
Charles River Laboratories International, Inc.†*	2	226
Emergent BioSolutions, Inc.†*	267	15,828
Exelixis, Inc.†*	1,108	21,794
Genomic Health, Inc.†*	3	193
Jazz Pharmaceuticals PLC (Ireland)*	332	41,155
Ligand Pharmaceuticals, Inc.†*	165	22,390
Mylan NV (Netherlands)*	86	2,356
Nektar Therapeutics†*	653	21,464

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Neurocrine Biosciences, Inc.†*	98	$6,998
Regeneron Pharmaceuticals, Inc.†*	20	7,470
Syneos Health, Inc.†*	262	10,310
United Therapeutics Corp.†*	71	7,732

		278,978

Retailing — 2.1%
Advance Auto Parts, Inc.†	159	25,036
Best Buy Co., Inc.†	636	33,683
Booking Holdings, Inc.†*	9	15,502
Dick’s Sporting Goods, Inc.†	975	30,420
Etsy, Inc.†*	129	6,136
Five Below, Inc.†*	14	1,432
Genuine Parts Co.†	250	24,005
Nordstrom, Inc.†	407	18,970
Penske Automotive Group, Inc.†	48	1,935
Qurate Retail, Inc.†*	1,166	22,760
Stamps.com, Inc.†*	31	4,825
TJX Cos., Inc. (The)†	543	24,294
Urban Outfitters, Inc.†*	1,128	37,450

		246,448

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.†*	585	10,799
Applied Materials, Inc.†	6	196
Cypress Semiconductor Corp.†	443	5,635
Integrated Device Technology, Inc.†*	64	3,100
Intel Corp.†	728	34,165
KLA-Tencor Corp.†	309	27,652
Micron Technology, Inc.†*	1,593	50,546
MKS Instruments, Inc.†	217	14,020
Semtech Corp.†*	109	5,000
Teradyne, Inc.†	347	10,889
Versum Materials, Inc.†	488	13,527

		175,529

Software & Services — 1.7%
Accenture PLC, Class A (Ireland)†	190	26,792
Akamai Technologies, Inc.†*	119	7,268
Autodesk, Inc.†*	30	3,858
Automatic Data Processing, Inc.†	21	2,753
Booz Allen Hamilton Holding Corp.†	241	10,862
CDK Global, Inc.†	110	5,267
CoreLogic, Inc.†*	8	267
DXC Technology Co.†	536	28,499

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Euronet Worldwide, Inc.†*	174	$17,814
Guidewire Software, Inc.*	2	160
Leidos Holdings, Inc.†	337	17,767
Nuance Communications, Inc.†*	735	9,724
PayPal Holdings, Inc.†*	592	49,781
Verint Systems, Inc.†*	7	296
WEX, Inc.†*	149	20,869

		201,977

Technology Hardware & Equipment — 4.0%
Amphenol Corp., Class A†	94	7,616
Apple, Inc.†	323	50,950
Arrow Electronics, Inc.†*	74	5,102
Avnet, Inc.†	663	23,934
AVX Corp.†	10	152
CDW Corp.†	98	7,943
Cisco Systems, Inc.†	88	3,813
CommScope Holding Co., Inc.†*	1,182	19,373
Corning, Inc.†	159	4,803
EchoStar Corp., Class A†*	252	9,253
FLIR Systems, Inc.†	327	14,238
Hewlett Packard Enterprise Co.†	1,334	17,622
HP, Inc.†	2,101	42,986
Jabil, Inc.†	288	7,140
Keysight Technologies, Inc.†*	184	11,423
Littelfuse, Inc.†	59	10,117
Lumentum Holdings, Inc.†*	595	24,996
Motorola Solutions, Inc.†	62	7,132
NetApp, Inc.†	680	40,576
Seagate Technology PLC (Ireland)†	1,127	43,491
TE Connectivity Ltd. (Switzerland)†	303	22,916
Tech Data Corp.†*	202	16,526
Trimble, Inc.†*	63	2,073
Ubiquiti Networks, Inc.†	14	1,392
Vishay Intertechnology, Inc.†	1,189	21,414
Western Digital Corp.†	141	5,213
Xerox Corp.†	903	17,843
Zebra Technologies Corp., Class A†*	151	24,044

		464,081

Telecommunication Services — 0.2%
CenturyLink, Inc.†	1,664	25,210
United States Cellular Corp.†*	84	4,365

		29,575

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 0.9%
CH Robinson Worldwide, Inc.†	160	$13,454
CSX Corp.†	616	38,272
Expeditors International of Washington, Inc.†	71	4,834
Genesee & Wyoming, Inc., Class A†*	95	7,032
JB Hunt Transport Services, Inc.†	1	93
Landstar System, Inc.†	153	14,638
Schneider National, Inc., Class B†	704	13,144
XPO Logistics, Inc.†*	232	13,233

		104,700

TOTAL COMMON STOCKS (Cost $3,424,698)		3,369,148

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 61.1%
Gotham Neutral 500 Fund	370,893	4,228,186
Gotham Neutral Fund*	284,464	2,912,911

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $7,047,244)		7,141,097

	Par Value
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bill — 1.7%
United States Treasury Bill 2.23% 04/25/2019†(b)	$200,000	198,489

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,619)		198,489

TOTAL LONG POSITIONS - 91.6%		10,708,734

(Cost $10,670,561)

	Number of Shares
SHORT POSITIONS — (28.9)%
COMMON STOCKS — (28.9)%
Automobiles & Components — (0.1)%
Dorman Products, Inc.*	(115)	(10,352)

Capital Goods — (1.9)%
BWX Technologies, Inc.	(573)	(21,906)
Carlisle Cos., Inc.	(115)	(11,560)
Gates Industrial Corp. PLC (United Kingdom)*	(51)	(675)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Dynamics Corp.	(186)	$(29,241)
HEICO Corp.	(46)	(3,564)
Nordson Corp.	(78)	(9,309)
Northrop Grumman Corp.	(142)	(34,776)
Proto Labs, Inc.*	(5)	(564)
RBC Bearings, Inc.*	(60)	(7,866)
Stanley Black & Decker, Inc.	(223)	(26,702)
Toro Co. (The)	(74)	(4,135)
United Rentals, Inc.*	(308)	(31,579)
USG Corp.	(575)	(24,530)
Watsco, Inc.	(100)	(13,914)

		(220,321)

Commercial & Professional Services — (2.1)%
ADT, Inc.	(295)	(1,773)
Brink’s Co. (The)	(277)	(17,908)
Cimpress NV (Netherlands)*	(125)	(12,928)
Copart, Inc.*	(753)	(35,978)
Equifax, Inc.	(334)	(31,105)
Exponent, Inc.	(37)	(1,876)
IHS Markit Ltd. (Bermuda)*	(53)	(2,542)
Nielsen Holdings PLC (United Kingdom)	(375)	(8,749)
Republic Services, Inc.	(390)	(28,115)
Rollins, Inc.	(342)	(12,346)
Thomson Reuters Corp. (Canada)	(324)	(15,652)
Verisk Analytics, Inc.*	(201)	(21,917)
Waste Connections, Inc. (Canada)	(360)	(26,730)
Waste Management, Inc.	(358)	(31,858)

		(249,477)

Consumer Durables & Apparel — (1.6)%
Canada Goose Holdings, Inc. (Canada)*	(557)	(24,352)
Carter’s, Inc.	(387)	(31,587)
Columbia Sportswear Co.	(215)	(18,079)
Gildan Activewear, Inc. (Canada)	(190)	(5,768)
Helen of Troy Ltd. (Bermuda)*	(54)	(7,084)
Mohawk Industries, Inc.*	(326)	(38,129)
NIKE, Inc., Class B	(611)	(45,300)
PVH Corp.	(5)	(465)
Ralph Lauren Corp.	(12)	(1,242)
Tempur Sealy International, Inc.*	(45)	(1,863)
Under Armour, Inc., Class C*	(552)	(8,926)
Wolverine World Wide, Inc.	(10)	(319)

		(183,114)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (3.7)%
Belmond Ltd., Class A (Bermuda)*	(88)	$(2,203)
Boyd Gaming Corp.	(137)	(2,847)
Bright Horizons Family Solutions, Inc.*	(48)	(5,350)
Carnival Corp. (Panama)	(415)	(20,460)
Churchill Downs, Inc.	(68)	(16,588)
Cracker Barrel Old Country Store, Inc.	(110)	(17,585)
Domino’s Pizza, Inc.	(93)	(23,063)
Dunkin’ Brands Group, Inc.	(68)	(4,360)
Eldorado Resorts, Inc.*	(597)	(21,617)
Hilton Worldwide Holdings, Inc.	(3)	(215)
Hyatt Hotels Corp., Class A	(14)	(946)
Marriott International, Inc., Class A	(393)	(42,664)
McDonald’s Corp.	(94)	(16,692)
MGM Resorts International	(1,059)	(25,691)
Planet Fitness, Inc., Class A*	(490)	(26,274)
Red Rock Resorts, Inc., Class A	(473)	(9,607)
Restaurant Brands International, Inc. (Canada)	(43)	(2,249)
Royal Caribbean Cruises Ltd. (Liberia)	(236)	(23,078)
Service Corp. International	(438)	(17,634)
Starbucks Corp.	(735)	(47,334)
Stars Group, Inc. (The), (Canada)*	(935)	(15,446)
Strategic Education, Inc.	(60)	(6,805)
Texas Roadhouse, Inc.	(249)	(14,865)
Vail Resorts, Inc.	(179)	(37,737)
Wynn Resorts Ltd.	(128)	(12,660)
Yum! Brands, Inc.	(142)	(13,053)

		(427,023)

Food & Staples Retailing — (0.2)%
Sprouts Farmers Market, Inc.*	(605)	(14,224)
US Foods Holding Corp.*	(475)	(15,029)

		(29,253)

Food, Beverage & Tobacco — (1.5)%
Boston Beer Co., Inc. (The), Class A*	(7)	(1,686)
Brown-Forman Corp., Class B	(566)	(26,930)
Coca-Cola Co. (The)	(146)	(6,913)
Conagra Brands, Inc.	(1,708)	(36,483)
Darling Ingredients, Inc.*	(280)	(5,387)
Flowers Foods, Inc.	(513)	(9,475)
Hershey Co. (The)	(141)	(15,112)
Hormel Foods Corp.	(659)	(28,126)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
J&J Snack Foods Corp.	(48)	$(6,940)
Lamb Weston Holdings, Inc.	(170)	(12,505)
Lancaster Colony Corp.	(54)	(9,550)
McCormick & Co., Inc., non-voting shares	(100)	(13,924)
PepsiCo, Inc.	(23)	(2,541)

		(175,572)

Health Care Equipment & Services — (3.6)%
Abbott Laboratories	(435)	(31,464)
Baxter International, Inc.	(162)	(10,663)
Boston Scientific Corp.*	(1,010)	(35,693)
Cantel Medical Corp.	(207)	(15,411)
Cerner Corp.*	(368)	(19,298)
DENTSPLY SIRONA, Inc.	(1,032)	(38,401)
Edwards Lifesciences Corp.*	(182)	(27,877)
Globus Medical, Inc., Class A*	(92)	(3,982)
Haemonetics Corp.*	(293)	(29,315)
Hologic, Inc.*	(156)	(6,412)
ICU Medical, Inc.*	(97)	(22,274)
Insulet Corp.*	(17)	(1,348)
Intuitive Surgical, Inc.*	(87)	(41,666)
Medidata Solutions, Inc.*	(305)	(20,563)
Medtronic PLC (Ireland)	(124)	(11,279)
Neogen Corp.*	(77)	(4,389)
STERIS PLC (United Kingdom)	(75)	(8,014)
Stryker Corp.	(85)	(13,324)
Teleflex, Inc.	(104)	(26,882)
Universal Health Services, Inc., Class B	(97)	(11,306)
Zimmer Biomet Holdings, Inc.	(345)	(35,783)

		(415,344)

Household & Personal Products — (1.4)%
Church & Dwight Co., Inc.	(226)	(14,862)
Clorox Co. (The)	(154)	(23,738)
Colgate-Palmolive Co.	(301)	(17,916)
Coty, Inc., Class A	(4,118)	(27,014)
Estee Lauder Cos., Inc. (The), Class A	(111)	(14,441)
Kimberly-Clark Corp.	(200)	(22,788)
Procter & Gamble Co. (The)	(460)	(42,283)
WD-40 Co.	(21)	(3,848)

		(166,890)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (1.7)%
Alphabet, Inc., Class A*	(26)	$(27,169)
Cable One, Inc.	(9)	(7,381)
Cargurus, Inc.*	(77)	(2,597)
Charter Communications, Inc., Class A*	(15)	(4,275)
Madison Square Garden Co. (The), Class A*	(63)	(16,865)
Shaw Communications, Inc., Class B (Canada)	(4)	(72)
Take-Two Interactive Software, Inc.*	(113)	(11,632)
Twenty-First Century Fox, Inc., Class A	(896)	(43,116)
World Wrestling Entertainment, Inc., Class A	(572)	(42,740)
Zillow Group, Inc., Class C*	(417)	(13,169)
Zynga, Inc., Class A*	(8,233)	(32,356)

		(201,372)

Pharmaceuticals, Biotechnology & Life Sciences — (1.5)%
Amgen, Inc.	(23)	(4,477)
Bausch Health Cos, Inc. (Canada)*	(1,353)	(24,990)
Bio-Techne Corp.	(40)	(5,789)
Catalent, Inc.*	(715)	(22,294)
Ionis Pharmaceuticals, Inc.*	(305)	(16,488)
IQVIA Holdings, Inc.*	(283)	(32,876)
Mettler-Toledo International, Inc.*	(23)	(13,008)
PerkinElmer, Inc.	(115)	(9,033)
Perrigo Co. PLC (Ireland)	(501)	(19,414)
Pfizer, Inc.	(202)	(8,817)
Waters Corp.*	(45)	(8,489)
Zoetis, Inc.	(121)	(10,350)

		(176,025)

Retailing — (1.6)%
Burlington Stores, Inc.*	(190)	(30,907)
Dollar General Corp.	(49)	(5,296)
Dollar Tree, Inc.*	(105)	(9,484)
Floor & Decor Holdings, Inc., Class A*	(204)	(5,284)
Foot Locker, Inc.	(176)	(9,363)
Gap, Inc. (The)	(164)	(4,225)
L Brands, Inc.	(1,188)	(30,496)
Lowe’s Cos., Inc.	(83)	(7,666)
Macy’s, Inc.	(155)	(4,616)
Michaels Cos., Inc. (The)*	(135)	(1,828)
National Vision Holdings, Inc.*	(223)	(6,282)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Ollie’s Bargain Outlet Holdings, Inc.*	(377)	$(25,074)
O’Reilly Automotive, Inc.*	(54)	(18,594)
Pool Corp.	(73)	(10,851)
Williams-Sonoma, Inc.	(269)	(13,571)

		(183,537)

Semiconductors & Semiconductor Equipment — (0.6)%
Analog Devices, Inc.	(84)	(7,210)
Entegris, Inc.	(195)	(5,440)
First Solar, Inc.*	(113)	(4,797)
Microchip Technology, Inc.	(100)	(7,192)
QUALCOMM, Inc.	(836)	(47,577)

		(72,216)

Software & Services — (6.2)%
ACI Worldwide, Inc.*	(9)	(249)
Adobe, Inc.*	(219)	(49,547)
Alliance Data Systems Corp.	(31)	(4,653)
ANSYS, Inc.*	(192)	(27,444)
Aspen Technology, Inc.*	(276)	(22,682)
Black Knight, Inc.*	(487)	(21,944)
Blackbaud, Inc.	(129)	(8,114)
CACI International, Inc., Class A*	(8)	(1,152)
Cadence Design Systems, Inc.*	(224)	(9,740)
Ceridian Hcm Holding, Inc.*	(109)	(3,759)
Citrix Systems, Inc.	(257)	(26,332)
CommVault Systems, Inc.*	(4)	(236)
Ellie Mae, Inc.*	(175)	(10,995)
Fair Isaac Corp.*	(67)	(12,529)
Fidelity National Information Services, Inc.	(313)	(32,098)
Fiserv, Inc.*	(553)	(40,640)
Global Payments, Inc.	(87)	(8,972)
Intuit, Inc.	(171)	(33,661)
j2 Global, Inc.	(20)	(1,388)
LiveRamp Holdings, Inc.*	(301)	(11,628)
LogMeIn, Inc.	(39)	(3,181)
Manhattan Associates, Inc.*	(258)	(10,931)
Paylocity Holding Corp.*	(33)	(1,987)
Pegasystems, Inc.	(168)	(8,035)
PTC, Inc.*	(480)	(39,792)
Red Hat, Inc.*	(245)	(43,032)
salesforce.com, Inc.*	(373)	(51,090)
SS&C Technologies Holdings, Inc.	(303)	(13,668)
Symantec Corp.	(1,164)	(21,994)
Synopsys, Inc.*	(344)	(28,979)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Teradata Corp.*	(641)	$(24,589)
Total System Services, Inc.	(107)	(8,698)
Trade Desk, Inc. (The)*	(392)	(45,496)
Tyler Technologies, Inc.*	(70)	(13,007)
Ultimate Software Group, Inc. (The)*	(61)	(14,937)
VeriSign, Inc.*	(114)	(16,905)
Worldpay, Inc., Class A*	(664)	(50,750)

		(724,834)

Technology Hardware & Equipment — (0.3)%
Cognex Corp.	(183)	(7,077)
NCR Corp.*	(701)	(16,179)
SYNNEX Corp.	(212)	(17,138)
ViaSat, Inc.*	(11)	(648)

		(41,042)

Telecommunication Services — (0.6)%
BCE, Inc.	(137)	(5,416)
Iridium Communications, Inc.*	(284)	(5,240)
Sprint Corp.*	(3,461)	(20,143)
TELUS Corp. (Canada)	(47)	(1,558)
Zayo Group Holdings, Inc.*	(1,472)	(33,620)

		(65,977)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (0.3)%
Canadian National Railway Co. (Canada)	(26)	$(1,927)
Kansas City Southern	(13)	(1,241)
Ryder System, Inc.	(290)	(13,964)
United Parcel Service, Inc., Class B	(126)	(12,289)

		(29,421)

TOTAL COMMON STOCK (Proceeds $3,436,081)		(3,371,770)

TOTAL SECURITES SOLD SHORT - (28.9)%		(3,371,770)

(Proceeds $3,436,081)

OTHER ASSETS IN EXCESS OF LIABILITIES - 37.3%		4,357,713

NET ASSETS - 100.0%		$11,694,677

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All affiliated fund investments are in Institutional Class shares. The Schedule of Investments of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC   Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute 500 Fund (“Absolute 500”), Gotham Absolute 500 Core Fund (“Absolute 500 Core”), Gotham Enhanced 500 Fund (“Enhanced 500”), Gotham Enhanced 500 Core Fund (“Enhanced 500 Core”), Gotham Neutral 500 Fund (“Neutral 500”), Gotham Hedged Plus Fund (“Hedged Plus”), Gotham Hedged Core Fund (“Hedged Core”), Gotham Defensive Long Fund (“Defensive Long”), Gotham Defensive Long 500 Fund (“Defensive Long 500”), Gotham Short Strategies Fund (“Short Strategies”), Gotham Large Value Fund (“Large Value”), Gotham ESG Large Value Fund (“ESG Large Value”), Gotham Total Return Fund (“Total Return”) and Gotham Master Neutral Fund (“Master Neutral”) (each a “Fund” and collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management LLC (“the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a U.S. Treasury Obligation with the end of period value of $198,489 held by Master Neutral and total return swap with an unrealized depreciation of $(64,242) held by Short Strategies. These securities are considered Level 2 as of and for the period ended December 31, 2018.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2018, there were no transfers in or out of Level 3 for the Funds.

Short Sales — The Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Swap Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swap: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swap are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swap are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of December 31, 2018, only Short Strategies held total return swaps.

For the period ended December 31, 2018, the quarterly average volume of the total return swaps were as follows:

Notional Amount
Short Strategies	$(2,712,442)

Securities Lending — All Funds may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the period ended December 31, 2018, the following Funds had securities lending programs and at December 31, 2018, the market value of securities on loan and cash collateral received were as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral
Absolute 500	$689,140	$701,917	$—
Absolute 500 Core	22,365	—	22,708
Enhanced 500	2,235,216	2,268,343	—
Enhanced 500 Core	34,910	1,263	34,087
Neutral 500	9,481	—	9,553
Hedged Core	31,754	1,162	31,018
Defensive Long	126,005	13,372	116,778
Defensive Long 500	231,221	—	234,046

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

B. Federal Tax Cost

As of the December 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Absolute 500	$20,507,690	$2,681,530	$(1,219,451)	$1,462,079
Absolute 500 Core	2,677,805	309,525	(149,606)	159,919
Enhanced 500	47,781,274	6,308,231	(2,829,244)	3,478,987
Enhanced 500 Core	3,646,021	290,940	(198,736)	92,204
Neutral 500	11,315,632	1,248,072	(542,108)	705,964
Hedged Plus	4,265,699	511,176	(230,414)	280,762
Hedged Core	2,386,089	247,090	(119,349)	127,741
Defensive Long	3,932,710	714,365	(294,105)	420,260
Defensive Long 500	20,925,157	2,409,764	(1,202,007)	1,207,757
Short Strategies	5,644,064	17,936	(319,904)	(301,968)
Large Value	49,866,301	292,795	(4,461,771)	(4,168,976)
ESG Large Value	994,919	10,536	(668)	9,868
Total Return	28,072,492	896,441	(290,691)	605,750
Master Neutral	10,670,561	261,198	(158,714)	102,484

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

SIRIOS LONG/SHORT FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 100.6%
COMMON STOCKS — 90.0%
Aerospace & Defense — 13.4%
Airbus SE (France)	6,294	$600,069
General Dynamics Corp.	2,991	470,215
Safran SA (France)	1,854	222,360

		1,292,644

Banks — 17.6%
Bank of America Corp.†	17,379	428,219
Fifth Third Bancorp	9,524	224,100
JPMorgan Chase & Co.†	4,745	463,207
Regions Financial Corp.†	23,668	316,678
SunTrust Banks, Inc.	4,973	250,838
Western Alliance Bancorp*	366	14,453

		1,697,495

Beverages — 3.7%
Coca-Cola Co. (The)†	5,129	242,858
Constellation Brands, Inc., Class A	738	118,685

		361,543

Chemicals — 2.0%
Sherwin-Williams Co. (The)†	495	194,763

Commercial Services — 2.0%
Moody’s Corp.	699	97,888
S&P Global, Inc.	580	98,565

		196,453

Computers — 1.2%
Check Point Software Technologies Ltd. (Israel)*	253	25,970
Perspecta, Inc.	4,973	85,635

		111,605

	Number of Shares	Value
COMMON STOCKS — (Continued)
Cosmetics & Personal Care — 0.4%
Beiersdorf AG (Germany)	375	$39,113

Electronics — 3.7%
Honeywell International, Inc.†	2,700	356,724

Food — 1.2%
General Mills, Inc.	3,057	119,040

Healthcare-Products — 13.1%
Abbott Laboratories†	7,396	534,953
Becton Dickinson and Co.†	2,221	500,436
Boston Scientific Corp.†*	6,367	225,010

		1,260,399

Healthcare-Services — 2.1%
Universal Health Services, Inc., Class B†	1,741	202,931

Insurance — 5.3%
Berkshire Hathaway, Inc., Class B†*	2,480	506,366

Machinery-Diversified — 1.2%
Rockwell Automation, Inc.	739	111,205

Media — 2.0%
World Wrestling Entertainment, Inc., Class A†	2,597	194,048

Oil & Gas — 1.2%
Pioneer Natural Resources Co.†	874	114,948

Pharmaceuticals — 0.4%
Elanco Animal Health, Inc.*	1,131	35,660

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retail — 10.0%
BJ’s Wholesale Club Holdings, Inc.*	19,892	$440,807
CarMax, Inc.†*	2,171	136,187
McDonald’s Corp.†	2,197	390,122

		967,116

Semiconductors — 4.6%
Analog Devices, Inc.	1,069	91,752
Intel Corp.†	2,094	98,272
Texas Instruments, Inc.†	2,717	256,756

		446,780

Telecommunications — 1.0%
LogMeIn, Inc.	1,213	98,944

Transportation — 3.9%
Kansas City Southern†	1,815	173,242
Old Dominion Freight Line, Inc.†	1,608	198,572

		371,814

TOTAL COMMON STOCKS (Cost $9,092,202)		8,679,591

SHORT-TERM INVESTMENT — 10.6%
Dreyfus Treasury & Cash Management, Institutional Shares, 2.32%(a)	1,026,143	1,026,143

TOTAL LONG POSITIONS - 100.6% (Cost $10,118,345)		9,705,734

	Number of Shares	Value
SHORT POSITIONS — (22.1)%

COMMON STOCKS — (4.2)%
Biotechnology — (1.1)%
Amgen, Inc.	(560)	$(109,015)

Oil & Gas — (0.9)%
Exxon Mobil Corp.	(1,226)	(83,601)

Retail — (2.2)%
Lowe’s Cos, Inc.	(793)	(73,240)
Walmart, Inc.	(1,538)	(143,265)

		(216,505)

TOTAL COMMON STOCKS (Proceeds $408,526)		(409,121)

EXCHANGE TRADED FUNDS — (17.9)%
Consumer Discretionary Select Sector SPDR Fund	(1,893)	(187,426)
Industrial Select Sector SPDR Fund	(2,899)	(186,725)
iShares Russell 1000 ETF	(2,727)	(378,208)
iShares U.S. Real Estate ETF	(971)	(72,767)
SPDR S&P 500 ETF Trust	(1,509)	(377,129)
SPDR S&P Regional Banking ETF	(1,677)	(78,467)
Technology Select Sector SPDR Fund	(7,215)	(447,186)

		(1,727,908)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,938,618)		(1,727,908)

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS LONG/SHORT FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

Value
EXCHANGE TRADED FUNDS — (Continued)
TOTAL SECURITIES SOLD SHORT - (22.1)% (Proceeds $2,347,144)	$ (2,137,029)

OTHER ASSETS IN EXCESS OF LIABILITIES - 21.5%	2,078,150

NET ASSETS - 100.0%	$ 9,646,855

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at December 31, 2018.

Forward foreign currency contracts outstanding as of December 31, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Depreciation
EUR	11,000	USD	12,719	03/20/18	MS	$(31)
USD	32,240	EUR	28,000	03/20/18	MS	(57)
USD	838,900	EUR	736,000	03/20/18	MS	(10,069)

						$(10,157)

Legend

ADR	American Depository Receipt
EUR	Euro
MS	Morgan Stanley
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Long/Short Fund (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

4

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Total Value at 12/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Long Positions:
Common Stocks
Aerospace & Defense	$1,292,644	$470,215	$822,429	$—
Banks	1,697,495	1,697,495	—	—
Beverages	361,543	361,543	—	—
Chemicals	194,763	194,763	—	—
Commercial Services	196,453	196,453	—	—
Computers	111,605	111,605	—	—
Cosmetics & Personal Care	39,113	—	39,113	—
Electronics	356,724	356,724	—	—
Food	119,040	119,040	—	—
Healthcare-Products	1,260,399	1,260,399	—	—
Healthcare-Services	202,931	202,931	—	—
Insurance	506,366	506,366	—	—
Machinery-Diversified	111,205	111,205	—	—
Media	194,048	194,048	—	—
Oil & Gas	114,948	114,948	—	—
Pharmaceuticals	35,660	35,660	—	—
Retail	967,116	967,116	—	—
Semiconductors	446,780	446,780	—	—
Telecommunications	98,944	98,944	—	—
Transportation	371,814	371,814	—	—
Short-Term Investment	1,026,143	1,026,143	—	—

Total Assets	$9,705,734	$8,844,192	$861,542	$—

5

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

Liabilities	Total Value at 12/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Short Positions:
Common Stocks
Biotechnology	$(109,015)	$(109,015)	$—	$—
Oil & Gas	(83,601)	(83,601)	—	—
Retail	(216,505)	(216,505)	—	—
Exchange Traded Funds	(1,727,908)	(1,727,908)	—	—
Derivatives:
Forward Foreign Currency Contracts	(10,157)	—	(10,157)	—

Total Liabilities	$(2,147,186)	$(2,137,029)	$(10,157)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

6

SIRIOS LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

For the period ended December 31, 2018, there were no transfers between Levels.

Short Sales — The Fund engages in short sales. A short sale on an individual security typically involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the seller to the risk that it will be required to acquire securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss. When making a short sale, a Fund must segregate liquid assets equal to (or otherwise cover or offset) its obligations under the short sale. As the seller of a short position, the Fund generally realizes a profit on the transaction if the price it receives on the short sale exceeds the cost of closing out the position by purchasing securities in the market, but generally realizes a loss if the cost of closing out the short position exceeds the proceeds of the short sale. The Fund records interest or dividend expense on its liabilities with respect to securities sold short.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

B. Federal Tax Cost:

As of the December 31, 2018, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost*	$7,771,201

Gross unrealized appreciation on investment	$451,615
Gross unrealized depreciation on investment	(654,111)

Net unrealized depreciation	$(202,496)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Brazil — 6.4%
B2W Cia Digital*	21,000	$227,677
Banco Do Brasil SA	51,100	612,949
BB Seguridade Participacoes SA	15,400	109,627
CCR SA	44,700	129,172
Cia de Saneamento Basico do Estado de Sao Paulo	3,600	29,259
Cielo SA	75,800	173,866
Embraer SA	119,200	666,776
Equatorial Energia SA	2,700	51,941
Fibria Celulose SA	46,100	804,066
Localiza Rent a Car SA	13,100	100,555
Magazine Luiza SA	5,700	266,297
Petroleo Brasileiro SA	38,800	254,279
Raia Drogasil SA	3,300	48,660
Suzano Papel e Celulose SA	69,300	680,886

		4,156,010

China — 14.3%
51job, Inc., ADR*	2,354	146,984
AAC Technologies Holdings, Inc.	21,500	124,070
ANTA Sports Products, Ltd.	150,000	718,104
Autohome, Inc., ADR*	3,433	268,564
Brilliance China Automotive Holdings, Ltd.	264,000	196,493
China Evergrande Group	42,000	125,475
China Mengniu Dairy Co., Ltd.	220,000	684,535
China Resources Beer Holdings Co., Ltd.	116,000	405,558
China Resources Gas Group, Ltd.	168,000	665,711

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
China United Network Communications, Ltd.	116,500	$87,928
ENN Energy Holdings, Ltd.	86,000	764,348
GDS Holdings, Ltd., ADR*	8,700	200,883
GOME Retail Holdings, Ltd.*	1,241,000	102,889
Great Wall Motor Co., Ltd., Class H	630,500	362,496
Guangdong Investment, Ltd.	58,000	112,066
Guangzhou Automobile Group Co., Ltd., Class H	126,800	126,416
Jiangsu Hengrui Medicine Co., Ltd., Class A	100	771
Kingdee International Software Group Co., Ltd.	86,000	76,032
Luye Pharma Group, Ltd.(a)	154,500	107,533
SAIC Motor Corp., Ltd.	30,300	117,886
Semiconductor Manufacturing International Corp.*	403,500	351,795
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	492,000	397,449
Shenzhou International Group Holdings, Ltd.	80,000	909,268
Sihuan Pharmaceutical Holdings Group, Ltd.	438,000	76,494
TAL Education Group, ADR*	22,207	592,483
Tingyi Cayman Islands Holding Corp.	486,000	650,903

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Want Want China Holdings, Ltd.	1,119,000	$782,930
YY, Inc., ADR*	2,362	141,389

		9,297,453

Colombia — 0.5%
Grupo de Inversiones Suramericana SA	31,594	311,319

Czech Republic — 0.2%
Komercni banka as	3,875	146,314

Greece — 1.8%
Alpha Bank AE*	241,565	303,853
Hellenic Telecommuni- cations Organization SA	18,465	201,470
JUMBO SA	27,612	402,416
OPAP SA	31,814	276,695

		1,184,434

Hong Kong — 2.8%
China Ding Yi Feng Holdings, Ltd.*	88,000	236,473
China First Capital Group, Ltd.*	228,000	129,612
Fullshare Holdings, Ltd.	1,910,000	439,019
Sino Biopharmaceutical, Ltd.	555,500	365,679
Sun Art Retail Group, Ltd.	608,500	618,804

		1,789,587

India — 19.5%
Asian Paints, Ltd.	8,066	158,481
Aurobindo Pharma, Ltd.	67,257	705,259
Bajaj Finance, Ltd.	5,463	206,771
Bharat Petroleum Corp., Ltd.	78,017	405,785

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
Bharti Airtel, Ltd.	85,777	$383,376
Bharti Infratel, Ltd.	83,198	308,589
Cipla, Ltd.	81,302	604,584
Container Corp of India, Ltd.	24,588	242,114
Dr Reddy’s Laboratories, Ltd.	17,972	673,257
Glenmark Pharmaceuticals, Ltd.	25,328	251,354
HCL Technologies, Ltd.	69,160	955,678
Hindustan Petroleum Corp., Ltd.	47,233	171,627
Indiabulls Housing Finance, Ltd.	26,669	325,763
Indian Oil Corp., Ltd.	201,626	396,120
Infosys, Ltd.	95,902	906,114
Lupin, Ltd.	53,578	647,347
Power Grid Corp of India, Ltd.	36,836	104,771
Reliance Industries, Ltd.	26,383	423,422
Shriram Transport Finance Co., Ltd.	14,237	252,726
State Bank of India*	74,236	314,393
Sun Pharmaceutical Industries, Ltd.	145,466	896,403
Tata Consultancy Services, Ltd.	35,340	958,239
Tech Mahindra, Ltd.	78,270	810,624
United Spirits, Ltd.*	72,402	658,763
Vodafone Idea, Ltd.*	402,585	217,477
Wipro, Ltd.	79,976	378,474
Yes Bank, Ltd.	124,231	323,286

		12,680,797

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Indonesia — 2.4%
Bank Danamon Indonesia Tbk PT	349,400	$184,733
Jasa Marga Persero Tbk PT	487,600	145,243
Perusahaan Gas Negara Persero Tbk	2,580,600	381,287
Telekomunikasi Indonesia Persero Tbk PT	2,361,400	617,349
Unilever Indonesia Tbk PT	82,600	261,315

		1,589,927

Malaysia — 2.2%
AirAsia Group Bhd	343,100	245,950
Axiata Group Bhd	422,785	401,677
Maxis Bhd	355,900	460,080
Top Glove Corp. Bhd	229,400	310,996

		1,418,703

Peru — 0.9%
Cia de Minas Buenaventura SAA, ADR	35,670	578,567

Poland — 1.5%
Orange Polska SA*	148,579	190,685
Polski Koncern Naftowy ORLEN SA	27,412	794,228

		984,913

Russia — 1.5%
Alrosa PJSC	170,190	239,734
PhosAgro PJSC, GDR	27,382	349,498
Severstal PJSC	30,170	407,920

		997,152

South Africa — 2.5%
AngloGold Ashanti, Ltd.	80,917	1,027,948

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Africa — (Continued)
Gold Fields, Ltd.	173,397	$600,559

		1,628,507

South Korea — 18.6%
AMOREPACIFIC Group	3,299	215,270
Celltrion Pharm, Inc.*	2,843	162,465
Celltrion, Inc.*	2,018	405,305
Cheil Worldwide, Inc.	10,787	217,408
CJ Enm Co., Ltd.	901	163,090
Coway Co., Ltd.	11,765	781,311
Hanmi Pharm Co., Ltd.	1,390	580,348
Hanmi Science Co., Ltd.	2,895	205,232
Hanon Systems	44,902	435,123
HLB, Inc.*	5,242	377,006
Hyundai Engineering & Construction Co., Ltd.	7,412	363,007
Hyundai Glovis Co., Ltd.	4,789	553,356
Hyundai Marine & Fire Insurance Co., Ltd.	14,925	548,098
Hyundai Mobis Co., Ltd.	3,734	637,074
Hyundai Motor Co.	3,066	325,488
Kangwon Land, Inc.	8,941	255,965
Kia Motors Corp.	20,426	615,678
Korea Aerospace Industries, Ltd.*	15,374	440,378
LG Household & Health Care, Ltd.	666	658,219
LG Uplus Corp.	22,386	353,792
Lotte Shopping Co., Ltd.	761	143,682
Medy-Tox, Inc.	1,104	573,794
NCSoft Corp.	1,960	821,574
Orion Corp.	5,279	566,158
Samsung Fire & Marine Insurance Co., Ltd.	877	210,883

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Samsung Life Insurance Co., Ltd.	1,821	$133,250
Shinsegae, Inc.	1,350	309,966
SillaJen, Inc.*	4,886	323,414
SK Telecom Co., Ltd.	1,932	466,153
Yuhan Corp.	1,386	254,354

		12,096,841

Taiwan — 8.8%
Asustek Computer, Inc.	46,000	301,476
AU Optronics Corp.	829,000	329,404
Eclat Textile Co., Ltd.	44,660	505,045
Far EasTone Telecommuni-cations Co., Ltd.	376,000	933,971
Feng TAY Enterprise Co., Ltd.	66,000	376,994
Globalwafers Co., Ltd.	20,000	183,351
Innolux Corp.	677,000	214,540
Inventec Corp.	417,000	298,374
Micro-Star International Co., Ltd.	84,000	209,016
Nien Made Enterprise Co., Ltd.	39,000	298,750
Phison Electronics Corp.	37,000	275,487
Powertech Technology, Inc.	110,000	236,481
President Chain Store Corp.	28,000	282,100
TaiMed Biologics, Inc.*	39,000	208,535
Taiwan High Speed Rail Corp.	361,000	358,254
Taiwan Mobile Co., Ltd.	164,000	567,948
Tatung Co., Ltd.*	69,000	58,097

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Walsin Technology Corp.	19,000	$95,987

		5,733,810

Thailand — 11.8%
Advanced Info Service PCL	176,300	934,916
Airports of Thailand PCL	308,000	608,345
Bangkok Dusit Medical Services PCL	971,200	739,176
Bangkok Expressway & Metro PCL	1,833,100	546,614
Berli Jucker PCL	291,200	454,247
Bumrungrad Hospital PCL	91,200	524,960
Charoen Pokphand Foods PCL	616,420	465,871
CP ALL PCL	307,000	648,267
Delta Electronics Thailand PCL	125,800	268,639
Energy Absolute PCL	334,900	437,950
Glow Energy PCL	130,500	356,827
Indorama Ventures PCL	369,200	616,124
PTT Global Chemical PCL	53,600	117,443
Thai Oil PCL	45,600	92,676
Thai Union Group PCL	482,300	240,166
TMB Bank PCL	2,853,500	192,965
True Corp. PCL	2,529,800	404,566

		7,649,752

Turkey — 2.3%
Eregli Demir ve Celik Fabrikalari TAS	139,638	189,848
Petkim Petrokimya Holding AS	182,381	173,315
TAV Havalimanlari Holding AS	50,999	230,314

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Turkey — (Continued)
Tupras Turkiye Petrol Rafinerileri AS	11,433	$251,861
Turk Hava Yollari AO*	142,019	431,018
Turkiye Halk Bankasi AS	166,811	220,434

		1,496,790

TOTAL COMMON STOCKS (Cost $61,781,767)		63,740,876

PREFERRED STOCKS — 2.0%
Brazil — 1.5%
Braskem SA, Class A(b)	33,900	414,418
Petroleo Brasileiro SA(b)	94,100	550,652

		965,070

South Korea — 0.5%
Hyundai Motor Co.(b)	4,713	325,221

TOTAL PREFERRED STOCKS (Cost $1,299,129)		1,290,291

TOTAL INVESTMENTS - 100.0% (Cost $63,080,896)		65,031,167
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		32,371

NET ASSETS - 100.0%		$65,063,538

*	Non-income producing.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2018, these securities amounted to $171,533 or 0.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments.

5

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The TOBAM Emerging Markets Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

6

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$4,156,010	$4,156,010	$—	$—
China	9,297,453	1,350,303	7,947,150	—
Colombia	311,319	311,319	—	—
Czech Republic	146,314	—	146,314	—
Greece	1,184,434	402,416	782,018	—
Hong Kong	1,789,587	—	1,789,587	—
India	12,680,797	—	12,680,797	—
Indonesia	1,589,927	—	1,589,927	—
Malaysia	1,418,703	—	1,418,703	—
Peru	578,567	578,567	—	—
Poland	984,913	—	984,913	—
Russia	997,152	—	997,152	—
South Africa	1,628,507	—	1,628,507	—
South Korea	12,096,841	781,311	11,315,530	—
Taiwan	5,733,810	—	5,733,810	—
Thailand	7,649,752	—	7,649,752	—

7

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

December 31, 2018

(Unaudited)

	Total Value at 12/31/18	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:(Continued)
Turkey	$1,496,790	$—	$1,496,790	$—
Preferred Stocks:
Brazil	965,070	965,070	—	—
South Korea	325,221	—	325,221	—

Total Investments	$65,031,167	$8,544,996	$56,486,171	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2018, there were no transfers between Levels.

8

TOBAM EMERGING MARKETS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

B. Federal Tax Cost:

Federal tax cost*	$63,080,896

Gross unrealized appreciation	$6,642,967
Gross unrealized depreciation	(4,692,696)

Net unrealized appreciation	$1,950,271

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

9

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $
Asset-Backed Securities — 0.27%
BMW Vehicle Owner Trust 2018-A	2.51	06/25/2024	300,000	295,152
Capital One Multi-Asset Execution Trust	2.08	03/15/2023	485,000	479,174
Citibank Credit Card Issuance Trust	2.49	01/20/2023	300,000	297,581
Citibank Credit Card Issuance Trust	2.68	06/07/2023	242,000	240,875
Discover Card Execution Note Trust	2.39	07/15/2024	250,000	246,163
Hyundai Auto Receivables Trust 2018-A	2.79	07/15/2022	600,000	599,520

Total Asset-Backed Securities (Cost $2,185,971)				2,158,465

Common Stocks — 48.93%
Communication Services — 4.93%
Activision Blizzard Inc			13,134	611,650
Alphabet Inc - Class A *			5,486	5,732,651
Alphabet Inc - Class C *			5,634	5,834,627
AT&T Inc			133,284	3,803,925
CBS Corp - Class B			9,574	418,575
CenturyLink Inc			15,642	236,976
Charter Communications Inc - Class A *			3,624	1,032,731
Comcast Corp - Class A			83,134	2,830,713
Discovery Inc - Class A *			3,783	93,591
Discovery Inc - Class C *			5,396	124,540
DISH Network Corp - Class A *			2,000	49,940
Electronic Arts Inc *			4,889	385,791
Facebook Inc - Class A *			44,263	5,802,437
Interpublic Group of Cos Inc/The			4,016	82,850
Netflix Inc *			7,860	2,103,808
News Corp - Class A			11,241	127,585
News Corp - Class B			1,496	17,279
Omnicom Group Inc			4,589	336,098
Take-Two Interactive Software Inc *			2,071	213,189
TripAdvisor Inc *			2,168	116,942
Twenty-First Century Fox Inc - Class A			27,255	1,311,511
Twenty-First Century Fox Inc - Class B			462	22,074
Twitter Inc *			12,917	371,235
Verizon Communications Inc			75,836	4,263,500
Viacom Inc - Class B			4,557	117,115
Walt Disney Co/The			29,149	3,196,188

				39,237,521

Consumer Discretionary — 4.92%
Advance Auto Parts Inc			826	130,062
Amazon.com Inc *			7,550	11,339,874
Aptiv PLC			4,400	270,908
AutoZone Inc *			453	379,768
Best Buy Co Inc			5,153	272,903
Booking Holdings Inc *			900	1,550,178
BorgWarner Inc			2,434	84,557

See accompanying Notes to the Quarterly Portfolio of Investments.

1

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Consumer Discretionary — 4.92%
Capri Holdings Ltd *	1,376	52,178
CarMax Inc *	2,139	134,179
Carnival Corp	6,999	345,051
Chipotle Mexican Grill Inc *	368	158,899
Darden Restaurants Inc	1,512	150,988
Dollar General Corp	4,692	507,111
Dollar Tree Inc *	3,378	305,101
DR Horton Inc	4,740	164,288
eBay Inc *	18,185	510,453
Expedia Group Inc	2,048	230,707
Foot Locker Inc	974	51,817
Ford Motor Co	58,040	444,006
Gap Inc/The	5,430	139,877
Garmin Ltd	1,769	112,013
General Motors Co	19,012	635,951
Genuine Parts Co	2,343	224,975
Goodyear Tire & Rubber Co/The	4,140	84,497
H&R Block Inc	5,203	132,000
Hanesbrands Inc	2,700	33,831
Harley-Davidson Inc	3,878	132,317
Hasbro Inc	1,824	148,200
Hilton Worldwide Holdings Inc	3,612	259,342
Home Depot Inc/The	23,990	4,121,962
Kohl’s Corp	1,545	102,495
L Brands Inc	3,454	88,664
Leggett & Platt Inc	1,921	68,849
Lennar Corp - Class A	2,860	111,969
LKQ Corp *	5,292	125,579
Lowe’s Cos Inc	18,329	1,692,866
Macy’s Inc	5,002	148,960
Marriott International Inc - Class A	6,414	696,304
Mattel Inc *	5,842	58,362
McDonald’s Corp	17,787	3,158,438
MGM Resorts International	8,552	207,472
Mohawk Industries Inc *	843	98,597
Newell Brands Inc	7,875	146,396
NIKE Inc - Class B	24,048	1,782,919
Nordstrom Inc	848	39,525
Norwegian Cruise Line Holdings Ltd *	3,169	134,334
O’Reilly Automotive Inc *	2,361	812,963
PulteGroup Inc	5,976	155,316
PVH Corp	1,269	117,954
Ralph Lauren Corp	804	83,182
Ross Stores Inc	7,276	605,363

See accompanying Notes to the Quarterly Portfolio of Investments.

2

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Consumer Discretionary — 4.92%
Royal Caribbean Cruises Ltd	2,416	236,261
Starbucks Corp	25,183	1,621,785
Tapestry Inc	3,701	124,909
Target Corp	10,286	679,802
Tiffany & Co	1,629	131,151
TJX Cos Inc/The	22,800	1,020,072
Tractor Supply Co	1,548	129,165
Ulta Beauty Inc *	1,098	268,834
Under Armour Inc - Class A *	2,701	47,727
Under Armour Inc - Class C *	4,755	76,888
VF Corp	6,033	430,394
Whirlpool Corp	1,112	118,839
Wynn Resorts Ltd	836	82,689
Yum! Brands Inc	7,358	676,347

		39,189,363

Consumer Staples — 3.60%
Altria Group Inc	32,977	1,628,734
Archer-Daniels-Midland Co	10,068	412,486
Brown-Forman Corp - Class B	9,226	438,973
Campbell Soup Co	3,277	108,108
Church & Dwight Co Inc	3,092	203,330
Clorox Co/The	1,693	260,959
Coca-Cola Co/The	71,762	3,397,931
Colgate-Palmolive Co	16,204	964,462
Conagra Brands Inc	6,305	134,675
Constellation Brands Inc - Class A	3,237	520,574
Costco Wholesale Corp	6,904	1,406,414
Coty Inc - Class A	9,868	64,734
Estee Lauder Cos Inc/The - Class A	3,563	463,546
General Mills Inc	9,211	358,676
Hershey Co/The	3,051	327,006
Hormel Foods Corp	5,405	230,685
JM Smucker Co/The	1,679	156,970
Kellogg Co	4,570	260,536
Kimberly-Clark Corp	6,340	722,380
Kraft Heinz Co/The	10,062	433,068
Kroger Co/The	19,191	527,752
Lamb Weston Holdings Inc	2,411	177,353
McCormick & Co Inc	2,286	318,303
Molson Coors Brewing Co - Class B	3,017	169,435
Mondelez International Inc - Class A	28,169	1,127,605
Monster Beverage Corp *	6,756	332,530
PepsiCo Inc	27,576	3,046,596
Philip Morris International Inc	28,998	1,935,906

See accompanying Notes to the Quarterly Portfolio of Investments.

3

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Consumer Staples — 3.60%
Procter & Gamble Co/The	45,777	4,207,822
Sysco Corp	9,644	604,293
Tyson Foods Inc - Class A	4,095	218,673
Walgreens Boots Alliance Inc	14,871	1,016,135
Walmart Inc	26,355	2,454,968

		28,631,618

Energy — 2.57%
Anadarko Petroleum Corp	10,753	471,412
Apache Corp	7,248	190,260
Baker Hughes a GE Co	8,600	184,900
Cabot Oil & Gas Corp	8,692	194,266
Chevron Corp	33,569	3,651,972
Cimarex Energy Co	1,417	87,358
Concho Resources Inc *	3,619	371,997
ConocoPhillips	21,640	1,349,254
Devon Energy Corp	10,130	228,330
Diamondback Energy Inc	3,040	281,808
EOG Resources Inc	10,257	894,513
Exxon Mobil Corp	74,009	5,046,674
Halliburton Co	15,343	407,817
Helmerich & Payne Inc	2,051	98,325
Hess Corp	6,431	260,456
HollyFrontier Corp	3,201	163,635
Kinder Morgan Inc	28,131	432,655
Marathon Oil Corp	23,329	334,538
Marathon Petroleum Corp	14,284	842,899
National Oilwell Varco Inc	5,810	149,317
Newfield Exploration Co *	4,345	63,698
Noble Energy Inc	10,070	188,913
Occidental Petroleum Corp	12,757	783,025
ONEOK Inc	6,982	376,679
Phillips 66	9,573	824,714
Pioneer Natural Resources Co	3,210	422,179
Schlumberger Ltd	24,864	897,093
TechnipFMC PLC (United Kingdom)	6,670	130,599
Valero Energy Corp	9,214	690,774
Williams Cos Inc/The	20,828	459,257

		20,479,317

Financials — 6.63%
Affiliated Managers Group Inc	926	90,229
Aflac Inc	15,908	724,768
Allstate Corp/The	8,438	697,232
American Express Co	16,966	1,617,199

See accompanying Notes to the Quarterly Portfolio of Investments.

4

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Financials — 6.63%
American International Group Inc	19,848	782,210
Ameriprise Financial Inc	3,334	347,970
Aon PLC	4,800	697,728
Arthur J Gallagher & Co	3,047	224,564
Assurant Inc	1,391	124,411
Bank Of America Corp	167,548	4,128,383
Bank Of New York Mellon Corp/The	5,300	249,471
BB&T Corp	12,103	524,302
Berkshire Hathaway Inc - Class B *	34,779	7,101,176
BlackRock Inc	1,823	716,111
Brighthouse Financial Inc *	2,083	63,490
Capital One Financial Corp	9,256	699,661
Cboe Global Markets Inc	1,371	134,125
Charles Schwab Corp/The	20,852	865,984
Chubb Ltd	7,657	989,131
Cincinnati Financial Corp	2,958	229,008
Citigroup Inc	49,564	2,580,302
Citizens Financial Group Inc	8,888	264,240
CME Group Inc	5,352	1,006,818
Comerica Inc	2,649	181,960
Discover Financial Services	7,506	442,704
E*TRADE Financial Corp	3,699	162,312
Everest Re Group Ltd	724	157,658
Fifth Third Bancorp	7,966	187,440
First Republic Bank/CA	3,030	263,307
Franklin Resources Inc	7,158	212,306
Goldman Sachs Group Inc/The	8,198	1,369,476
Hartford Financial Services Group Inc/The	3,716	165,176
Huntington Bancshares Inc/OH	9,923	118,282
Intercontinental Exchange Inc	8,811	663,733
Invesco Ltd	6,976	116,778
Jefferies Financial Group Inc	5,800	100,688
JPmorgan Chase & Co	65,127	6,357,698
KeyCorp	13,874	205,058
Lincoln National Corp	5,467	280,512
Loews Corp	5,741	261,330
M&T Bank Corp	2,893	414,075
Marsh & McLennan Cos Inc	8,817	703,156
MetLife Inc	17,069	700,853
Moody’s Corp	3,124	437,485
Morgan Stanley	25,224	1,000,132
MSCI Inc	1,628	240,016
Nasdaq Inc	2,445	199,439
Northern Trust Corp	5,138	429,485

See accompanying Notes to the Quarterly Portfolio of Investments.

5

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Financials — 6.63%
People’s United Financial Inc	8,936	128,946
PNC Financial Services Group Inc/The	8,359	977,251
Principal Financial Group Inc	4,811	212,502
Progressive Corp/The	12,138	732,286
Prudential Financial Inc	7,359	600,126
Raymond James Financial Inc	2,029	150,978
Regions Financial Corp	18,100	242,178
S&P Global Inc	5,039	856,328
State Street Corp	8,026	506,200
SunTrust Banks Inc	5,903	297,747
SVB Financial Group *	957	181,753
Synchrony Financial	12,201	286,235
T Rowe Price Group Inc	4,412	407,316
Torchmark Corp	3,318	247,291
Travelers Cos Inc/The	7,433	890,102
Unum Group	5,743	168,729
US Bancorp	31,444	1,436,991
Wells Fargo & Co	84,432	3,890,627
Willis Towers Watson PLC	1,907	289,597
Zions Bancorp NA	1,019	41,514

		52,774,269

Health Care — 7.50%
Abbott Laboratories	30,552	2,209,826
AbbVie Inc	28,466	2,624,281
ABIOMED Inc *	759	246,705
Agilent Technologies Inc	5,679	383,105
Alexion Pharmaceuticals Inc *	4,001	389,537
Align Technology Inc *	1,317	275,819
Allergan PLC	6,030	805,970
AmerisourceBergen Corp	4,037	300,353
Amgen Inc	13,370	2,602,738
Anthem Inc	5,765	1,514,062
Baxter International Inc	9,440	621,341
Becton Dickinson and Co	4,862	1,095,506
Biogen Inc *	3,722	1,120,024
Boston Scientific Corp *	24,439	863,674
Bristol-Myers Squibb Co	29,064	1,510,747
Cardinal Health Inc	5,188	231,385
Celgene Corp *	13,959	894,632
Centene Corp *	3,571	411,736
Cerner Corp *	5,005	262,462
Cigna Corp	7,427	1,410,491
Cooper Cos Inc/The	852	216,834
CVS Health Corp	25,131	1,646,583

See accompanying Notes to the Quarterly Portfolio of Investments.

6

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Health Care — 7.50%
Danaher Corp	9,915	1,022,435
DaVita Inc *	3,294	169,509
DENTSPLY SIRONA Inc	4,583	170,533
Edwards Lifesciences Corp *	3,780	578,983
Eli Lilly & Co	16,106	1,863,786
Gilead Sciences Inc	25,249	1,579,325
HCA Healthcare Inc	4,475	556,914
Henry Schein Inc *	2,057	161,516
Hologic Inc *	4,289	176,278
Humana Inc	2,467	706,746
IDEXX Laboratories Inc *	1,518	282,378
Illumina Inc *	2,548	764,222
Incyte Corp *	2,612	166,097
Intuitive Surgical Inc *	1,934	926,231
IQVIA Holdings Inc *	2,400	278,808
Johnson & Johnson	48,334	6,237,503
Laboratory Corp of America Holdings *	1,758	222,141
McKesson Corp	4,062	448,729
Medtronic PLC	24,155	2,197,139
Merck & Co Inc	50,260	3,840,367
Mettler-Toledo International Inc *	409	231,322
Mylan NV *	9,157	250,902
Nektar Therapeutics *	2,680	88,092
PerkinElmer Inc	1,071	84,127
Perrigo Co PLC	3,244	125,705
Pfizer Inc	103,568	4,520,743
Quest Diagnostics Inc	2,678	222,997
Regeneron Pharmaceuticals Inc *	1,336	498,996
ResMed Inc	2,506	285,358
Stryker Corp	5,178	811,652
Thermo Fisher Scientific Inc	6,838	1,530,276
UnitedHealth Group Inc	17,854	4,447,788
Universal Health Services Inc - Class B	1,348	157,123
Varian Medical Systems Inc *	1,722	195,120
Vertex Pharmaceuticals Inc *	4,424	733,101
Waters Corp *	1,602	302,217
WellCare Health Plans Inc *	826	195,010
Zimmer Biomet Holdings Inc	3,548	367,999
Zoetis Inc	8,226	703,652

		59,739,631

Industrials — 4.69%
3M Co	12,009	2,288,195
Alaska Air Group Inc	2,101	127,846
Allegion PLC	1,521	121,239

See accompanying Notes to the Quarterly Portfolio of Investments.

7

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Industrials — 4.69%
American Airlines Group Inc	4,489	144,142
AMETEK Inc	3,474	235,190
AO Smith Corp	2,597	110,892
Arconic Inc	2,992	50,445
Boeing Co/The	11,330	3,653,925
Caterpillar Inc	11,573	1,470,581
CH Robinson Worldwide Inc	2,472	207,870
Cintas Corp	2,189	367,730
Copart Inc *	3,660	174,875
CSX Corp	19,210	1,193,517
Cummins Inc	2,626	350,939
Deere & Co	5,974	891,142
Delta Air Lines Inc	11,735	585,576
Dover Corp	2,871	203,697
Eaton Corp PLC	6,913	474,647
Emerson Electric Co	12,787	764,023
Equifax Inc	2,267	211,126
Expeditors International of Washington Inc	3,138	213,666
Fastenal Co	3,521	184,113
FedEx Corp	4,715	760,671
Flowserve Corp	2,278	86,610
Fluor Corp	2,919	93,992
Fortive Corp	4,702	318,137
Fortune Brands Home & Security Inc	2,680	101,813
General Dynamics Corp	6,015	945,618
General Electric Co	147,716	1,118,210
Harris Corp	2,010	270,646
Honeywell International Inc	13,505	1,784,281
Huntington Ingalls Industries Inc	820	156,054
IHS Markit Ltd *	6,067	291,034
Illinois Tool Works Inc	6,370	807,015
Ingersoll-Rand PLC	4,500	410,535
Jacobs Engineering Group Inc	144	8,418
JB Hunt Transport Services Inc	808	75,176
Johnson Controls International PLC	16,119	477,928
Kansas City Southern	1,617	154,343
L3 Technologies Inc	1,859	322,834
Lockheed Martin Corp	5,001	1,309,462
Masco Corp	5,916	172,984
Nielsen Holdings PLC	4,458	104,005
Norfolk Southern Corp	5,330	797,048
Northrop Grumman Corp	4,311	1,055,764
PACCAR Inc	6,614	377,924
Parker-Hannifin Corp	2,101	313,343

See accompanying Notes to the Quarterly Portfolio of Investments.

8

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Industrials — 4.69%
Pentair PLC	3,228	121,954
Quanta Services Inc	3,108	93,551
Raytheon Co	5,421	831,310
Republic Services Inc	5,419	390,656
Robert Half International Inc	2,608	149,178
Rockwell Automation Inc	2,149	323,382
Rollins Inc	2,144	77,380
Roper Technologies Inc	1,126	300,102
Snap-on Inc	653	94,874
Southwest Airlines Co	12,870	598,198
Stanley Black & Decker Inc	2,383	285,340
Textron Inc	3,670	168,783
TransDigm Group Inc *	866	294,492
Union Pacific Corp	15,069	2,082,988
United Continental Holdings Inc *	4,579	383,400
United Parcel Service Inc - Class B	14,556	1,419,647
United Rentals Inc *	1,405	144,055
United Technologies Corp	15,752	1,677,273
Verisk Analytics Inc *	2,484	270,855
Waste Management Inc	8,398	747,338
WW Grainger Inc	1,105	312,008
Xylem Inc/NY	2,912	194,289

		37,300,274

Information Technology — 9.97%
Accenture PLC - Class A	11,189	1,577,761
Adobe Inc *	8,310	1,880,054
Advanced Micro Devices Inc *	15,558	287,201
Akamai Technologies Inc *	2,716	165,893
Alliance Data Systems Corp	782	117,363
Amphenol Corp - Class A	6,002	486,282
Analog Devices Inc	5,285	453,612
ANSYS Inc *	1,500	214,410
Apple Inc	89,420	14,105,111
Applied Materials Inc	21,755	712,259
Arista Networks Inc *	787	165,821
Autodesk Inc *	3,745	481,644
Automatic Data Processing Inc	8,535	1,119,109
Broadcom Inc	7,707	1,959,736
Broadridge Financial Solutions Inc	2,138	205,782
Cadence Design Systems Inc *	4,993	217,096
Cisco Systems Inc	87,818	3,805,154
Citrix Systems Inc	2,789	285,761
Cognizant Technology Solutions Corp - Class A	9,388	595,950

See accompanying Notes to the Quarterly Portfolio of Investments.

9

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Information Technology — 9.97%
Corning Inc	24,780	748,604
DXC Technology Co	5,176	275,208
F5 Networks Inc *	1,250	202,538
Fidelity National Information Services Inc	4,902	502,700
Fiserv Inc *	10,051	738,648
FleetCor Technologies Inc *	1,624	301,609
FLIR Systems Inc	2,649	115,337
Fortinet Inc *	2,373	167,130
Gartner Inc *	1,583	202,371
Global Payments Inc	2,608	268,963
Hewlett Packard Enterprise Co	31,385	414,596
HP Inc	31,413	642,710
Intel Corp	85,842	4,028,565
International Business Machines Corp	16,839	1,914,089
Intuit Inc	4,795	943,896
IPG Photonics Corp *	677	76,697
Jack Henry & Associates Inc	1,120	141,702
Juniper Networks Inc	7,764	208,929
Keysight Technologies Inc *	2,049	127,202
KLA-Tencor Corp	2,572	230,168
Lam Research Corp	2,346	319,455
Mastercard Inc - Class A	16,198	3,055,753
Maxim Integrated Products Inc	4,721	240,063
Microchip Technology Inc	4,032	289,981
Micron Technology Inc *	19,604	622,035
Microsoft Corp	139,445	14,163,429
Motorola Solutions Inc	4,285	492,946
NetApp Inc	4,367	260,579
NVIDIA Corp	10,912	1,456,752
Oracle Corp	59,617	2,691,708
Paychex Inc	5,569	362,820
PayPal Holdings Inc *	19,758	1,661,450
Qorvo Inc *	2,099	127,472
QUALCOMM Inc	22,313	1,269,833
Red Hat Inc *	3,063	537,985
salesforce.com Inc *	13,505	1,849,780
Seagate Technology PLC	5,073	195,767
Skyworks Solutions Inc	3,015	202,065
Symantec Corp	9,946	187,930
Synopsys Inc *	2,646	222,899
TE Connectivity Ltd	4,800	363,024
Texas Instruments Inc	20,235	1,912,208
Total System Services Inc	2,537	206,233
VeriSign Inc *	2,668	395,638

See accompanying Notes to the Quarterly Portfolio of Investments.

10

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Information Technology — 9.97%
Visa Inc - Class A	34,141	4,504,564
Western Digital Corp	4,312	159,415
Western Union Co/The	8,365	142,707
Xerox Corp	1,674	33,078
Xilinx Inc	4,567	388,971

		79,404,201

Materials — 1.25%
Air Products & Chemicals Inc	3,735	597,787
Albemarle Corp	1,948	150,132
Avery Dennison Corp	1,675	150,465
Ball Corp	6,722	309,078
Celanese Corp	2,473	222,496
CF Industries Holdings Inc	4,630	201,451
DowDuPont Inc	41,500	2,219,420
Eastman Chemical Co	2,033	148,633
Ecolab Inc	4,348	640,678
FMC Corp	1,745	129,060
Freeport-McMoRan Inc	24,217	249,677
International Flavors & Fragrances Inc	1,090	146,354
International Paper Co	7,614	307,301
Linde PLC (United Kingdom)	8,326	1,299,189
LyondellBasell Industries NV - Class A	5,504	457,713
Martin Marietta Materials Inc	1,015	174,448
Mosaic Co/The	6,643	194,042
Newmont Mining Corp	12,959	449,029
Nucor Corp	4,926	255,216
Packaging Corp of America	1,664	138,877
PPG Industries Inc	4,756	486,206
Sealed Air Corp	2,182	76,021
Sherwin-Williams Co/The	1,431	563,041
Vulcan Materials Co	2,199	217,261
WestRock Co	3,780	142,733

		9,926,308

Real Estate — 1.49%
Alexandria Real Estate Equities Inc REIT	2,457	283,145
American Tower Corp REIT	8,251	1,305,226
Apartment Investment & Management Co - Class A REIT	4,644	203,779
AvalonBay Communities Inc REIT	2,565	446,438
Boston Properties Inc REIT	2,823	317,729
CBRE Group Inc - Class A *	5,698	228,148
Crown Castle International Corp REIT	7,948	863,391
Digital Realty Trust Inc REIT	4,010	427,266
Duke Realty Corp REIT	7,181	185,988

See accompanying Notes to the Quarterly Portfolio of Investments.

11

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Shares	Value $
Common Stocks — 48.93%
Real Estate — 1.49%
Equinix Inc REIT	1,705	601,115
Equity Residential REIT	6,217	410,384
Essex Property Trust Inc REIT	1,413	346,482
Extra Space Storage Inc REIT	2,210	199,961
Federal Realty Investment Trust REIT	1,337	157,819
HCP Inc REIT	8,394	234,444
Host Hotels & Resorts Inc REIT	9,476	157,965
Iron Mountain Inc REIT	4,712	152,716
Kimco Realty Corp REIT	11,275	165,179
Macerich Co/The REIT	3,528	152,692
Mid-America Apartment Communities Inc REIT	2,577	246,619
Prologis Inc REIT	11,052	648,973
Public Storage REIT	2,714	549,341
Realty Income Corp REIT	5,973	376,538
Regency Centers Corp REIT	3,909	229,380
SBA Communications Corp REIT *	2,299	372,185
Simon Property Group Inc REIT	5,598	940,408
SL Green Realty Corp REIT	1,747	138,153
UDR Inc REIT	5,013	198,615
Ventas Inc REIT	6,057	354,880
Vornado Realty Trust REIT	3,086	191,425
Welltower Inc REIT	6,490	450,471
Weyerhaeuser Co REIT	13,774	301,100

		11,837,955

Utilities — 1.38%
AES Corp	39,738	574,611
Alliant Energy Corp	26,942	1,138,300
American Water Works Co Inc	7,436	674,966
CenterPoint Energy Inc	27,143	766,247
CMS Energy Corp	22,357	1,110,025
Consolidated Edison Inc	14,637	1,119,145
Eversource Energy	19,966	1,298,589
NiSource Inc	28,851	731,373
PPL Corp	35,178	996,593
Sempra Energy	9,410	1,018,068
WEC Energy Group Inc	22,861	1,583,353

		11,011,270

Total Common Stocks (Cost $450,212,919)		389,531,727

See accompanying Notes to the Quarterly Portfolio of Investments.

12

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Agencies — 0.10%
Private Export Funding Corp	2.25	03/15/2020	485,000	482,657
Private Export Funding Corp	2.80	05/15/2022	284,000	284,468

				767,125

Basic Industry — 0.36%
Air Products & Chemicals Inc	3.35	07/31/2024	100,000	100,649
Barrick North America Finance LLC (Canada)	5.70	05/30/2041	10,000	10,542
Barrick North America Finance LLC (Canada)	5.75	05/01/2043	25,000	26,259
BHP Billiton Finance USA Ltd (Australia)	5.00	09/30/2043	142,000	155,134
Dow Chemical Co/The	4.25	11/15/2020	100,000	101,778
Dow Chemical Co/The	3.00	11/15/2022	150,000	145,499
Dow Chemical Co/The	5.25	11/15/2041	30,000	29,935
DowDuPont Inc	5.32	11/15/2038	35,000	36,039
DowDuPont Inc	5.42	11/15/2048	40,000	41,558
Eastman Chemical Co	3.80	03/15/2025	150,000	144,645
Ecolab Inc	2.38	08/10/2022	150,000	144,714
Georgia-Pacific LLC	8.88	05/15/2031	75,000	109,698
International Paper Co	3.65	06/15/2024	200,000	200,803
International Paper Co	4.80	06/15/2044	100,000	89,661
LyondellBasell Industries NV	4.62	02/26/2055	140,000	117,910
Methanex Corp (Canada)	4.25	12/01/2024	100,000	97,058
Mosaic Co/The	4.25	11/15/2023	30,000	30,154
Mosaic Co/The	4.88	11/15/2041	95,000	86,535
Newmont Mining Corp	6.25	10/01/2039	100,000	109,503
Nutrien Ltd (Canada)	4.00	12/15/2026	150,000	146,247
Nutrien Ltd (Canada)	4.90	06/01/2043	100,000	95,552
Praxair Inc	3.00	09/01/2021	75,000	75,063
Praxair Inc	3.20	01/30/2026	92,000	89,787
Rio Tinto Alcan Inc (Canada)	6.12	12/15/2033	67,000	81,367
Sherwin-Williams Co/The	3.45	06/01/2027	190,000	177,112
Sherwin-Williams Co/The	4.55	08/01/2045	242,000	219,336
Vale Overseas Ltd (Brazil)	4.38	01/11/2022	100,000	101,750
Vale Overseas Ltd (Brazil)	6.88	11/21/2036	100,000	114,350

				2,878,638

Capital Goods — 0.66%
3M Co	2.25	09/19/2026	242,000	223,799
3M Co	2.88	10/15/2027	300,000	287,925
Boeing Co/The	4.88	02/15/2020	224,000	228,809
Boeing Co/The	5.88	02/15/2040	75,000	93,292
Caterpillar Inc	5.30	09/15/2035	67,000	74,249
Caterpillar Inc	4.30	05/15/2044	100,000	101,407
Deere & Co	2.60	06/08/2022	200,000	195,743

See accompanying Notes to the Quarterly Portfolio of Investments.

13

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Capital Goods — 0.66%
Deere & Co	3.90	06/09/2042	73,000	70,768
Eaton Corp	3.10	09/15/2027	100,000	94,804
Fortive Corp	3.15	06/15/2026	35,000	33,008
General Dynamics Corp	2.25	11/15/2022	159,000	155,133
General Electric Co	2.70	10/09/2022	235,000	218,063
General Electric Co	6.75	03/15/2032	142,000	148,003
General Electric Co	5.88	01/14/2038	121,000	115,687
Harris Corp	4.40	06/15/2028	150,000	149,320
Hubbell Inc	3.35	03/01/2026	142,000	134,241
Illinois Tool Works Inc	2.65	11/15/2026	142,000	131,949
Ingersoll-Rand Global Holding Co Ltd	3.75	08/21/2028	10,000	9,729
John Deere Capital Corp	1.95	06/22/2020	200,000	196,880
John Deere Capital Corp	2.80	03/06/2023	200,000	195,543
Johnson Controls International PLC	5.12	09/14/2045	200,000	199,691
Lockheed Martin Corp	3.35	09/15/2021	100,000	100,664
Masco Corp	5.95	03/15/2022	100,000	105,967
Northrop Grumman Corp	2.55	10/15/2022	150,000	145,148
Northrop Grumman Corp	2.93	01/15/2025	150,000	142,333
Northrop Grumman Corp	3.25	01/15/2028	300,000	279,900
Northrop Grumman Corp	4.03	10/15/2047	100,000	90,951
Owens Corning	4.20	12/01/2024	100,000	99,205
Republic Services Inc	3.55	06/01/2022	200,000	200,833
Rockwell Collins Inc	4.80	12/15/2043	25,000	24,627
Rockwell Collins Inc	4.35	04/15/2047	70,000	64,396
Snap-on Inc	3.25	03/01/2027	100,000	96,085
United Technologies Corp	2.30	05/04/2022	200,000	191,867
United Technologies Corp	3.65	08/16/2023	150,000	149,412
United Technologies Corp	3.12	05/04/2027	30,000	27,709
United Technologies Corp	4.50	06/01/2042	100,000	94,474
United Technologies Corp	4.05	05/04/2047	100,000	88,131
United Technologies Corp	4.62	11/16/2048	35,000	33,799
Waste Management Inc	3.15	11/15/2027	100,000	95,473
Waste Management Inc	3.90	03/01/2035	100,000	97,060
WW Grainger Inc	3.75	05/15/2046	97,000	87,703

				5,273,780

Communications — 1.14%
Activision Blizzard Inc	3.40	06/15/2027	100,000	94,217
America Movil SAB de CV (Mexico)	6.38	03/01/2035	100,000	117,491
America Movil SAB de CV (Mexico)	6.13	03/30/2040	100,000	117,732
American Tower Corp	5.05	09/01/2020	150,000	153,594
American Tower Corp	3.00	06/15/2023	100,000	96,212
AT&T Inc	3.88	08/15/2021	36,000	36,358
AT&T Inc	3.00	06/30/2022	100,000	97,525
AT&T Inc	3.80	03/01/2024	100,000	98,991

See accompanying Notes to the Quarterly Portfolio of Investments.

14

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Communications — 1.14%
AT&T Inc	4.45	04/01/2024	240,000	243,982
AT&T Inc	3.40	05/15/2025	340,000	320,162
AT&T Inc	4.25	03/01/2027	270,000	264,157
AT&T Inc	5.35	09/01/2040	125,000	121,434
AT&T Inc	4.75	05/15/2046	180,000	159,821
AT&T Inc	4.55	03/09/2049	153,000	131,702
CBS Corp	4.30	02/15/2021	125,000	126,723
CBS Corp	2.50	02/15/2023	100,000	94,218
CBS Corp	4.00	01/15/2026	15,000	14,532
CBS Corp	3.38	02/15/2028	150,000	136,007
CBS Corp	4.60	01/15/2045	100,000	88,831
Charter Communications Operating LLC / Charter Communications Operating Capital	4.91	07/23/2025	300,000	298,308
Charter Communications Operating LLC / Charter Communications Operating Capital	5.38	05/01/2047	300,000	271,851
Comcast Corp	2.75	03/01/2023	145,000	141,125
Comcast Corp	3.70	04/15/2024	110,000	110,672
Comcast Corp	3.15	03/01/2026	100,000	95,681
Comcast Corp	3.55	05/01/2028	20,000	19,305
Comcast Corp	3.20	07/15/2036	250,000	215,052
Comcast Corp	6.45	03/15/2037	108,000	128,810
Comcast Corp	3.90	03/01/2038	25,000	23,143
Comcast Corp	4.60	10/15/2038	100,000	100,978
Comcast Corp	4.60	08/15/2045	85,000	82,819
Comcast Corp	4.00	03/01/2048	185,000	168,577
Comcast Corp	4.70	10/15/2048	135,000	136,469
Crown Castle International Corp	4.88	04/15/2022	35,000	36,014
Discovery Communications LLC	2.95	03/20/2023	120,000	114,809
Discovery Communications LLC	3.95	03/20/2028	130,000	120,541
Discovery Communications LLC	4.88	04/01/2043	100,000	88,478
Discovery Communications LLC	5.20	09/20/2047	120,000	110,285
Grupo Televisa SAB (Mexico)	6.63	03/18/2025	150,000	164,621
Interpublic Group of Cos Inc/The	3.50	10/01/2020	200,000	200,248
Interpublic Group of Cos Inc/The	3.75	10/01/2021	150,000	150,936
Interpublic Group of Cos Inc/The	4.65	10/01/2028	150,000	148,043
Interpublic Group of Cos Inc/The	5.40	10/01/2048	100,000	94,700
NBCUniversal Media LLC	5.15	04/30/2020	300,000	307,986
Rogers Communications Inc (Canada)	4.30	02/15/2048	15,000	14,270
Telefonica Emisiones SA (Spain)	5.21	03/08/2047	270,000	247,157
Time Warner Cable LLC	7.30	07/01/2038	150,000	162,608
Verizon Communications Inc	3.50	11/01/2021	260,000	262,785
Verizon Communications Inc	2.95	03/15/2022	150,000	148,420

See accompanying Notes to the Quarterly Portfolio of Investments.

15

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Communications — 1.14%
Verizon Communications Inc	3.13	03/16/2022	100,000	99,333
Verizon Communications Inc	5.15	09/15/2023	100,000	106,435
Verizon Communications Inc	4.13	03/16/2027	290,000	290,224
Verizon Communications Inc	4.50	08/10/2033	160,000	157,934
Verizon Communications Inc	5.25	03/16/2037	150,000	156,250
Verizon Communications Inc	4.81	03/15/2039	130,000	127,307
Verizon Communications Inc	4.75	11/01/2041	100,000	96,955
Verizon Communications Inc	4.86	08/21/2046	76,000	74,691
Verizon Communications Inc	5.50	03/16/2047	120,000	127,610
Verizon Communications Inc	5.01	04/15/2049	110,000	109,604
Vodafone Group PLC (United Kingdom)	4.38	05/30/2028	75,000	72,755
Vodafone Group PLC (United Kingdom)	5.00	05/30/2038	60,000	56,221
Vodafone Group PLC (United Kingdom)	5.25	05/30/2048	60,000	56,330
Walt Disney Co/The	1.95	03/04/2020	135,000	133,693
Walt Disney Co/The	2.95	06/15/2027	100,000	96,071
Warner Media LLC	2.95	07/15/2026	20,000	17,881
Warner Media LLC	3.80	02/15/2027	520,000	487,918
Warner Media LLC	4.85	07/15/2045	150,000	134,590

				9,080,182

Consumer, Cyclical — 0.83%
Alibaba Group Holding Ltd (China)	3.60	11/28/2024	285,000	278,785
Alibaba Group Holding Ltd (China)	4.00	12/06/2037	200,000	179,417
Amazon.com Inc	5.20	12/03/2025	200,000	219,698
Amazon.com Inc	3.88	08/22/2037	65,000	62,774
American Honda Finance Corp (Japan)	2.00	02/14/2020	48,000	47,440
American Honda Finance Corp (Japan)	2.65	02/12/2021	15,000	14,831
American Honda Finance Corp (Japan)	1.70	09/09/2021	100,000	96,136
American Honda Finance Corp (Japan)	3.45	07/14/2023	50,000	50,014
Automatic Data Processing Inc	3.38	09/15/2025	150,000	148,785
Costco Wholesale Corp	3.00	05/18/2027	30,000	28,937
Cummins Inc	4.88	10/01/2043	10,000	11,009
Daimler Finance North America LLC (Germany)	8.50	01/18/2031	100,000	136,654
Darden Restaurants Inc	4.55	02/15/2048	5,000	4,595
Dollar Tree Inc	4.20	05/15/2028	30,000	28,416
eBay Inc	3.80	03/09/2022	10,000	10,042
eBay Inc	3.60	06/05/2027	10,000	9,332
Ford Motor Co	4.35	12/08/2026	80,000	71,264
Ford Motor Co	7.40	11/01/2046	75,000	77,243
Ford Motor Co	5.29	12/08/2046	240,000	197,035
Ford Motor Credit Co LLC	2.98	08/03/2022	400,000	369,687
General Motors Co	5.15	04/01/2038	150,000	128,154
General Motors Co	5.20	04/01/2045	10,000	8,288
General Motors Co	6.75	04/01/2046	155,000	150,056

See accompanying Notes to the Quarterly Portfolio of Investments.

16

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Consumer, Cyclical — 0.83%
General Motors Financial Co Inc	3.20	07/06/2021	490,000	478,635
General Motors Financial Co Inc	4.30	07/13/2025	25,000	23,691
General Motors Financial Co Inc	4.35	01/17/2027	250,000	230,109
Home Depot Inc/The	4.40	04/01/2021	142,000	146,238
Home Depot Inc/The	4.88	02/15/2044	200,000	213,464
Home Depot Inc/The	3.50	09/15/2056	24,000	20,180
Macy’s Retail Holdings Inc	2.88	02/15/2023	120,000	111,110
Marriott International Inc	3.25	09/15/2022	100,000	97,932
Marriott International Inc	4.15	12/01/2023	75,000	75,126
Marriott International Inc	3.13	06/15/2026	15,000	13,621
Marriott International Inc	4.65	12/01/2028	75,000	74,898
Mastercard Inc	3.38	04/01/2024	100,000	100,624
McDonald’s Corp	2.20	05/26/2020	200,000	197,767
McDonald’s Corp	3.63	05/20/2021	100,000	101,194
McDonald’s Corp	4.70	12/09/2035	25,000	25,110
NIKE Inc	2.25	05/01/2023	73,000	70,628
NIKE Inc	3.88	11/01/2045	71,000	67,901
PACCAR Financial Corp	2.30	08/10/2022	150,000	144,989
Royal Caribbean Cruises Ltd	7.50	10/15/2027	100,000	118,822
Starbucks Corp	2.70	06/15/2022	142,000	139,170
Starbucks Corp	2.45	06/15/2026	92,000	82,769
Starbucks Corp	4.00	11/15/2028	100,000	99,190
Target Corp	4.00	07/01/2042	140,000	132,027
Toyota Motor Credit Corp (Japan)	1.90	04/08/2021	155,000	151,954
Toyota Motor Credit Corp (Japan)	3.30	01/12/2022	242,000	242,692
Visa Inc	2.80	12/14/2022	135,000	133,306
Visa Inc	4.30	12/14/2045	146,000	150,888
Visa Inc	3.65	09/15/2047	20,000	18,828
Walgreen Co	3.10	09/15/2022	70,000	68,285
Walgreens Boots Alliance Inc	3.45	06/01/2026	90,000	84,680
Walmart Inc	3.40	06/26/2023	85,000	85,876
Walmart Inc	3.30	04/22/2024	242,000	242,711
Walmart Inc	3.70	06/26/2028	215,000	218,211
Walmart Inc	3.95	06/28/2038	30,000	29,722
Walmart Inc	4.05	06/29/2048	60,000	59,701

				6,580,641

Consumer, Non-cyclical — 1.80%
Abbott Laboratories	2.55	03/15/2022	81,000	78,911
Abbott Laboratories	2.95	03/15/2025	228,000	219,328
Abbott Laboratories	3.75	11/30/2026	161,000	159,003
Abbott Laboratories	4.90	11/30/2046	158,000	165,856
AbbVie Inc	3.20	05/14/2026	270,000	250,232
AbbVie Inc	4.25	11/14/2028	40,000	38,832
AbbVie Inc	4.70	05/14/2045	140,000	127,318

See accompanying Notes to the Quarterly Portfolio of Investments.

17

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Consumer, Non-cyclical — 1.80%
AbbVie Inc	4.45	05/14/2046	130,000	113,716
AbbVie Inc	4.88	11/14/2048	30,000	27,990
Allergan Finance LLC	3.25	10/01/2022	100,000	97,772
Allergan Funding SCS	3.80	03/15/2025	80,000	78,098
Allergan Funding SCS	4.75	03/15/2045	100,000	94,928
Altria Group Inc	5.38	01/31/2044	135,000	125,883
Amgen Inc	2.13	05/01/2020	100,000	98,667
Amgen Inc	3.63	05/15/2022	25,000	25,172
Amgen Inc	4.40	05/01/2045	140,000	130,926
Amgen Inc	4.66	06/15/2051	100,000	94,219
Anheuser-Busch InBev Worldwide Inc	3.50	01/12/2024	200,000	195,629
Anheuser-Busch InBev Worldwide Inc	4.00	04/13/2028	150,000	143,480
Anheuser-Busch InBev Worldwide Inc	3.75	07/15/2042	200,000	156,781
Anheuser-Busch InBev Worldwide Inc	4.60	04/15/2048	100,000	89,626
Anheuser-Busch InBev Worldwide Inc	4.75	04/15/2058	300,000	261,069
Ascension Health	3.95	11/15/2046	15,000	14,458
Ascension Health	4.85	11/15/2053	44,000	47,649
AstraZeneca PLC (United Kingdom)	6.45	09/15/2037	135,000	161,004
Baxalta Inc	4.00	06/23/2025	260,000	254,192
Becton Dickinson And Co	3.13	11/08/2021	90,000	88,763
Becton Dickinson And Co	3.73	12/15/2024	250,000	241,499
Becton Dickinson And Co	4.67	06/06/2047	120,000	112,867
Biogen Inc	4.05	09/15/2025	250,000	248,860
Boston Scientific Corp	3.85	05/15/2025	30,000	29,513
Bristol-Myers Squibb Co	2.00	08/01/2022	209,000	200,877
Bristol-Myers Squibb Co	3.25	02/27/2027	50,000	48,792
Bristol-Myers Squibb Co	3.25	08/01/2042	200,000	173,888
Bunge Ltd Finance Corp	3.00	09/25/2022	300,000	286,723
Campbell Soup Co	2.50	08/02/2022	100,000	94,713
Campbell Soup Co	4.15	03/15/2028	30,000	27,930
Cardinal Health Inc	3.08	06/15/2024	130,000	122,077
Cardinal Health Inc	3.41	06/15/2027	120,000	108,712
Celgene Corp	3.25	02/20/2023	40,000	39,058
Celgene Corp	3.63	05/15/2024	110,000	107,284
Celgene Corp	3.88	08/15/2025	140,000	134,773
Celgene Corp	3.90	02/20/2028	20,000	18,760
Celgene Corp	5.00	08/15/2045	130,000	120,209
Celgene Corp	4.35	11/15/2047	30,000	25,263
Church & Dwight Co Inc	3.15	08/01/2027	125,000	117,580
Coca-Cola Co/The	3.15	11/15/2020	100,000	100,686
Coca-Cola Co/The	2.50	04/01/2023	50,000	48,800
Coca-Cola Co/The	2.88	10/27/2025	100,000	96,274
Conagra Brands Inc	5.30	11/01/2038	20,000	18,899
Conagra Brands Inc	5.40	11/01/2048	20,000	18,419

See accompanying Notes to the Quarterly Portfolio of Investments.

18

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 13.51%
Consumer, Non-cyclical — 1.80%
Constellation Brands Inc	2.70	05/09/2022	150,000	144,882
CVS Health Corp	2.13	06/01/2021	130,000	125,432
CVS Health Corp	3.88	07/20/2025	150,000	146,175
CVS Health Corp	2.88	06/01/2026	140,000	127,515
CVS Health Corp	4.30	03/25/2028	210,000	205,298
CVS Health Corp	4.78	03/25/2038	100,000	95,826
CVS Health Corp	5.13	07/20/2045	160,000	155,745
CVS Health Corp	5.05	03/25/2048	160,000	155,618
Diageo Capital PLC (United Kingdom)	3.88	04/29/2043	50,000	48,870
Diageo Investment Corp (United Kingdom)	2.88	05/11/2022	100,000	99,025
Eli Lilly & Co	2.75	06/01/2025	32,000	30,823
Eli Lilly & Co	3.10	05/15/2027	200,000	193,639
Estee Lauder Cos Inc/The	4.15	03/15/2047	13,000	13,146
Express Scripts Holding Co	3.50	06/15/2024	250,000	242,780
Express Scripts Holding Co	3.40	03/01/2027	270,000	250,467
General Mills Inc	3.20	02/10/2027	100,000	91,942
Gilead Sciences Inc	2.55	09/01/2020	300,000	297,574
Gilead Sciences Inc	3.25	09/01/2022	100,000	99,765
Gilead Sciences Inc	2.95	03/01/2027	50,000	46,549
Gilead Sciences Inc	4.75	03/01/2046	136,000	134,925
Gilead Sciences Inc	4.15	03/01/2047	24,000	22,107
Glaxosmithkline Capital Inc (United Kingdom)	3.38	05/15/2023	45,000	45,172
Glaxosmithkline Capital Inc (United Kingdom)	3.88	05/15/2028	140,000	142,270
Glaxosmithkline Capital Inc (United Kingdom)	6.38	05/15/2038	100,000	125,695
Glaxosmithkline Capital PLC (United Kingdom)	2.85	05/08/2022	242,000	239,065
Johnson & Johnson	3.63	03/03/2037	30,000	28,857
Johnson & Johnson	4.50	12/05/2043	200,000	214,151
Johnson & Johnson	3.70	03/01/2046	27,000	25,645
Kellogg Co	4.00	12/15/2020	150,000	152,153
Keurig Dr Pepper Inc	4.42	12/15/2046	100,000	88,265
Kimberly-Clark Corp	3.90	05/04/2047	5,000	4,811
Kraft Heinz Foods Co	3.50	07/15/2022	100,000	98,549
Kraft Heinz Foods Co	6.88	01/26/2039	54,000	60,250
Kraft Heinz Foods Co	4.38	06/01/2046	150,000	123,574
Kroger Co/The	3.30	01/15/2021	100,000	99,569
Kroger Co/The	5.40	07/15/2040	100,000	101,606
Kroger Co/The	4.45	02/01/2047	120,000	105,137
McCormick & Co Inc	2.70	08/15/2022	240,000	232,718
McKesson Corp	3.95	02/16/2028	10,000	9,592
Medtronic Inc	3.50	03/15/2025	392,000	390,451

See accompanying Notes to the Quarterly Portfolio of Investments.

19

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon		Principal
	Rate	Maturity	Amount	Value
	%	Date	$	$

Corporate Bonds and Notes — 13.51%
Consumer, Non-cyclical — 1.80%
Medtronic Inc	4.63	03/15/2045	100,000	104,844
Merck & Co Inc	2.40	09/15/2022	218,000	213,070
Merck & Co Inc	3.70	02/10/2045	53,000	50,903
Mylan NV	3.95	06/15/2026	100,000	91,141
Mylan NV	5.25	06/15/2046	135,000	113,757
New York And Presbyterian Hospital/The	4.02	08/01/2045	78,000	75,841
Novartis Capital Corp (Switzerland)	3.00	11/20/2025	100,000	96,869
Novartis Capital Corp (Switzerland)	4.40	05/06/2044	100,000	106,826
Partners Healthcare System Inc	4.12	07/01/2055	164,000	159,852
PepsiCo Inc	2.25	05/02/2022	200,000	194,828
PepsiCo Inc	4.45	04/14/2046	100,000	104,434
PepsiCo Inc	3.45	10/06/2046	121,000	107,390
Pfizer Inc	7.20	03/15/2039	170,000	234,754
Pfizer Inc	4.20	09/15/2048	50,000	50,731
Philip Morris International Inc	2.00	02/21/2020	48,000	47,401
Philip Morris International Inc	3.38	08/11/2025	50,000	48,584
Philip Morris International Inc	3.12	03/02/2028	100,000	93,407
Philip Morris International Inc	3.88	08/21/2042	50,000	43,013
Philip Morris International Inc	4.25	11/10/2044	100,000	91,199
Procter & Gamble Co/The	1.70	11/03/2021	100,000	97,439
Procter & Gamble Co/The	2.45	11/03/2026	100,000	93,640
Providence St Joseph Health Obligated Group	3.74	10/01/2047	10,000	9,311
Reynolds American Inc	4.45	06/12/2025	100,000	96,423
Reynolds American Inc	6.15	09/15/2043	100,000	97,461
Sysco Corp	2.60	06/12/2022	100,000	96,432
Sysco Corp	4.50	04/01/2046	100,000	94,472
Tyson Foods Inc	4.55	06/02/2047	100,000	87,623
Unilever Capital Corp (Netherlands)	4.25	02/10/2021	142,000	145,854
Unilever Capital Corp (Netherlands)	5.90	11/15/2032	142,000	173,541
Wyeth LLC	6.45	02/01/2024	364,000	416,800

				14,335,431

Energy — 1.17%
Anadarko Petroleum Corp	4.85	03/15/2021	16,000	16,382
Anadarko Petroleum Corp	6.45	09/15/2036	50,000	54,000
Anadarko Petroleum Corp	6.20	03/15/2040	115,000	118,823
Apache Corp	3.25	04/15/2022	25,000	24,486
Apache Corp	5.10	09/01/2040	100,000	90,574
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	2.77	12/15/2022	35,000	33,579
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	3.34	12/15/2027	25,000	23,002
Baker Hughes A Ge Co LLC / Baker Hughes Co-Obligor Inc	4.08	12/15/2047	25,000	20,601

See accompanying Notes to the Quarterly Portfolio of Investments.

20

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Energy — 1.17%
BP Capital Markets America Inc (United Kingdom)	2.75	05/10/2023	200,000	194,202
BP Capital Markets America Inc (United Kingdom)	3.12	05/04/2026	200,000	188,066
BP Capital Markets PLC (United Kingdom)	3.28	09/19/2027	35,000	33,313
Burlington Resources Finance Co	7.20	08/15/2031	94,000	121,349
Canadian Natural Resources Ltd (Canada)	2.95	01/15/2023	100,000	95,584
Canadian Natural Resources Ltd (Canada)	3.85	06/01/2027	280,000	264,130
Canadian Natural Resources Ltd (Canada)	6.45	06/30/2033	100,000	111,874
Canadian Natural Resources Ltd (Canada)	6.50	02/15/2037	75,000	84,859
Cenovus Energy Inc (Canada)	4.25	04/15/2027	100,000	91,082
Cenovus Energy Inc (Canada)	5.40	06/15/2047	35,000	30,137
Chevron Corp	2.10	05/16/2021	114,000	111,799
Chevron Corp	2.95	05/16/2026	200,000	192,535
Cimarex Energy Co	3.90	05/15/2027	100,000	92,794
Concho Resources Inc	4.88	10/01/2047	100,000	94,883
Conocophillips	6.50	02/01/2039	122,000	150,986
Devon Energy Corp	4.75	05/15/2042	25,000	21,622
Dominion Energy Gas Holdings LLC	3.55	11/01/2023	200,000	199,492
Enable Midstream Partners LP	5.00	05/15/2044	135,000	110,956
Enbridge Inc (Canada)	5.50	12/01/2046	60,000	64,035
Energy Transfer Partners LP	3.60	02/01/2023	15,000	14,451
Energy Transfer Partners LP	4.05	03/15/2025	200,000	187,711
Energy Transfer Partners LP	4.75	01/15/2026	270,000	262,348
Energy Transfer Partners LP / Regency Energy Finance Corp	5.88	03/01/2022	100,000	104,047
Enterprise Products Operating LLC	2.80	02/15/2021	15,000	14,843
Enterprise Products Operating LLC	4.90	05/15/2046	200,000	193,715
Enterprise Products Operating LLC	4.25	02/15/2048	15,000	13,296
Enterprise Products Operating LLC	4.95	10/15/2054	75,000	72,888
Exxon Mobil Corp	2.22	03/01/2021	142,000	139,955
Exxon Mobil Corp	2.40	03/06/2022	112,000	109,915
Exxon Mobil Corp	4.11	03/01/2046	142,000	144,151
Halliburton Co	3.25	11/15/2021	453,000	452,632
Halliburton Co	6.70	09/15/2038	53,000	62,244
Husky Energy Inc (Canada)	6.80	09/15/2037	75,000	89,491
Kinder Morgan Energy Partners LP	4.15	03/01/2022	275,000	277,028
Kinder Morgan Energy Partners LP	6.50	02/01/2037	75,000	80,797
Kinder Morgan Energy Partners LP	5.00	08/15/2042	130,000	118,964
Kinder Morgan Inc	3.15	01/15/2023	70,000	68,022
MPLX LP	3.38	03/15/2023	90,000	87,357
MPLX LP	4.00	03/15/2028	65,000	60,921
MPLX LP	4.50	04/15/2038	35,000	30,567
MPLX LP	4.70	04/15/2048	30,000	26,055

See accompanying Notes to the Quarterly Portfolio of Investments.

21

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Energy — 1.17%
MPLX LP	5.50	02/15/2049	30,000	29,181
MPLX LP	4.90	04/15/2058	25,000	20,883
Noble Energy Inc	4.15	12/15/2021	100,000	100,470
Noble Energy Inc	4.95	08/15/2047	100,000	86,520
Occidental Petroleum Corp	3.40	04/15/2026	100,000	97,839
Occidental Petroleum Corp	4.10	02/15/2047	92,000	85,823
ONEOK Inc	4.00	07/13/2027	200,000	190,766
ONEOK Partners LP	5.00	09/15/2023	100,000	103,039
Petro-Canada (Canada)	6.80	05/15/2038	105,000	122,149
Phillips 66	4.88	11/15/2044	50,000	48,791
Plains All American Pipeline LP / Paa Finance Corp	4.50	12/15/2026	20,000	19,264
Plains All American Pipeline LP / Paa Finance Corp	5.15	06/01/2042	200,000	179,816
Sabine Pass Liquefaction LLC	6.25	03/15/2022	830,000	872,737
Schlumberger Investment SA	3.65	12/01/2023	192,000	192,914
Shell International Finance BV (Netherlands)	1.88	05/10/2021	485,000	472,384
Shell International Finance BV (Netherlands)	3.25	05/11/2025	100,000	98,604
Shell International Finance BV (Netherlands)	3.75	09/12/2046	145,000	134,214
Suncor Energy Inc (Canada)	6.50	06/15/2038	110,000	126,690
Suncor Energy Inc (Canada)	4.00	11/15/2047	20,000	17,851
Sunoco Logistics Partners Operations LP	4.25	04/01/2024	150,000	145,503
Sunoco Logistics Partners Operations LP	5.35	05/15/2045	15,000	13,277
Sunoco Logistics Partners Operations LP	5.40	10/01/2047	250,000	226,552
Total Capital Canada Ltd (France)	2.75	07/15/2023	50,000	48,899
Total Capital International SA (France)	2.75	06/19/2021	150,000	148,908
Transcanada Pipelines Ltd (Canada)	4.88	01/15/2026	100,000	103,503
Transcanada Pipelines Ltd (Canada)	6.20	10/15/2037	18,000	19,586
Transcanada Pipelines Ltd (Canada)	4.88	05/15/2048	20,000	19,305
Williams Cos Inc/The	3.35	08/15/2022	15,000	14,679
Williams Cos Inc/The	4.00	09/15/2025	15,000	14,483
Williams Cos Inc/The	7.50	01/15/2031	80,000	95,497
Williams Cos Inc/The	8.75	03/15/2032	70,000	91,067
Williams Cos Inc/The	5.10	09/15/2045	100,000	92,392

				9,280,129

Finance — 4.03%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)	3.95	02/01/2022	910,000	894,018
Aetna Inc	3.88	08/15/2047	200,000	169,327
Aflac Inc	3.62	11/15/2024	167,000	166,870
Air Lease Corp	2.50	03/01/2021	100,000	97,486

See accompanying Notes to the Quarterly Portfolio of Investments.

22

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Finance — 4.03%
Alexandria Real Estate Equities Inc	2.75	01/15/2020	150,000	148,828
Alleghany Corp	4.95	06/27/2022	100,000	104,571
American Express Credit Corp	2.38	05/26/2020	236,000	233,525
American Express Credit Corp	2.60	09/14/2020	150,000	148,465
American Homes 4 Rent LP	4.25	02/15/2028	10,000	9,664
American International Group Inc	4.13	02/15/2024	390,000	391,597
American International Group Inc	4.20	04/01/2028	30,000	28,901
American International Group Inc	4.80	07/10/2045	100,000	93,284
American International Group Inc	4.75	04/01/2048	20,000	18,302
American International Group Inc (3 Months LIBOR + 2.868%) (a)	5.75	04/01/2048	100,000	87,000
Ameriprise Financial Inc	4.00	10/15/2023	146,000	150,179
Anthem Inc	3.50	08/15/2024	25,000	24,522
Anthem Inc	4.63	05/15/2042	130,000	125,307
Anthem Inc	4.38	12/01/2047	30,000	27,901
Aon PLC	4.60	06/14/2044	125,000	119,189
AvalonBay Communities Inc	3.90	10/15/2046	142,000	130,595
AvalonBay Communities Inc	4.15	07/01/2047	50,000	47,481
Banco Santander SA (Spain)	3.85	04/12/2023	200,000	194,333
Bank of America Corp	5.00	05/13/2021	315,000	326,980
Bank of America Corp	2.50	10/21/2022	280,000	269,592
Bank of America Corp	4.00	04/01/2024	280,000	281,552
Bank of America Corp	4.20	08/26/2024	150,000	148,770
Bank of America Corp	3.95	04/21/2025	150,000	145,340
Bank of America Corp	3.25	10/21/2027	150,000	138,847
Bank of America Corp	6.11	01/29/2037	230,000	252,778
Bank of America Corp (3 Months LIBOR + 0.790%) (a)	3.00	12/20/2023	630,000	612,365
Bank of America Corp (3 Months LIBOR + 0.940%) (a)	3.86	07/23/2024	50,000	49,881
Bank of America Corp (3 Months LIBOR + 1.070%) (a)	3.97	03/05/2029	50,000	48,602
Bank of America Corp (3 Months LIBOR + 1.190%) (a)	3.95	01/23/2049	25,000	22,268
Bank of America Corp (3 Months LIBOR + 1.310%) (a)	4.27	07/23/2029	60,000	59,718
Bank of America Corp (3 Months LIBOR + 1.370%) (a)	3.59	07/21/2028	140,000	132,765
Bank of America Corp (3 Months LIBOR + 1.575%) (a)	3.82	01/20/2028	143,000	138,724
Bank of America Corp (3 Months LIBOR + 1.990%) (a)	4.44	01/20/2048	48,000	46,130
Bank of Montreal (Canada)	3.10	04/13/2021	100,000	99,950
Bank of Nova Scotia/The (Canada)	3.12	04/20/2021	100,000	99,842

See accompanying Notes to the Quarterly Portfolio of Investments.

23

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Finance — 4.03%
Bank of Nova Scotia/The (Canada) (3 Months LIBOR + 2.648%) (a)	4.65	10/12/2022	100,000	86,688
Barclays PLC (United Kingdom)	2.88	06/08/2020	200,000	196,294
Barclays PLC (United Kingdom)	4.95	01/10/2047	200,000	176,739
Berkshire Hathaway Inc	3.40	01/31/2022	235,000	238,107
Berkshire Hathaway Inc	3.12	03/15/2026	235,000	227,772
BlackRock Inc	3.38	06/01/2022	200,000	201,491
BNP Paribas SA (France)	5.00	01/15/2021	242,000	250,415
Boston Properties LP	3.13	09/01/2023	100,000	96,610
Branch Banking & Trust Co	2.85	04/01/2021	436,000	432,466
Capital One Financial Corp	2.40	10/30/2020	138,000	135,105
Chubb Corp/The	6.00	05/11/2037	85,000	102,939
Chubb INA Holdings Inc	2.30	11/03/2020	100,000	98,570
Chubb INA Holdings Inc	2.70	03/13/2023	119,000	116,287
Chubb INA Holdings Inc	4.35	11/03/2045	27,000	27,796
Cigna Corp	3.05	10/15/2027	330,000	301,862
Citigroup Inc	2.45	01/10/2020	150,000	148,795
Citigroup Inc	4.05	07/30/2022	100,000	100,455
Citigroup Inc	3.38	03/01/2023	100,000	98,436
Citigroup Inc	3.88	10/25/2023	25,000	25,073
Citigroup Inc	3.75	06/16/2024	100,000	99,299
Citigroup Inc	4.45	09/29/2027	170,000	163,849
Citigroup Inc	4.13	07/25/2028	130,000	121,998
Citigroup Inc	4.75	05/18/2046	120,000	110,935
Citigroup Inc	4.65	07/23/2048	50,000	48,866
Citigroup Inc (3 Months LIBOR + 0.950%) (a)	2.88	07/24/2023	400,000	387,091
Citigroup Inc (3 Months LIBOR + 1.168%) (a)	3.88	01/24/2039	20,000	17,865
Citigroup Inc (3 Months LIBOR + 1.192%) (a)	4.08	04/23/2029	40,000	38,918
Citigroup Inc (3 Months LIBOR + 1.390%) (a)	3.67	07/24/2028	180,000	170,042
Citigroup Inc (3 Months LIBOR + 1.563%) (a)	3.89	01/10/2028	148,000	142,806
Citigroup Inc (3 Months LIBOR + 1.839%) (a)	4.28	04/24/2048	20,000	18,476
CME Group Inc	3.00	03/15/2025	135,000	131,451
CNA Financial Corp	3.45	08/15/2027	100,000	93,040
Cooperatieve Rabobank UA (Netherlands)	3.88	02/08/2022	100,000	101,105
Cooperatieve Rabobank UA (Netherlands)	3.75	07/21/2026	485,000	454,511
Cooperatieve Rabobank UA (Netherlands)	5.25	05/24/2041	32,000	35,248
Credit Suisse AG/New York NY (Switzerland)	3.63	09/09/2024	250,000	245,297

See accompanying Notes to the Quarterly Portfolio of Investments.

24

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Finance — 4.03%
Credit Suisse Group Funding Guernsey Ltd (Switzerland)	3.80	06/09/2023	480,000	471,018
Deutsche Bank AG/New York NY (Germany)	4.25	10/14/2021	90,000	87,998
Discover Bank	3.45	07/27/2026	250,000	229,249
Discover Financial Services	5.20	04/27/2022	100,000	103,743
E*TRADE Financial Corp	3.80	08/24/2027	150,000	141,614
ERP Operating LP	4.63	12/15/2021	146,000	151,054
ERP Operating LP	3.38	06/01/2025	100,000	98,258
ERP Operating LP	3.50	03/01/2028	10,000	9,722
Fifth Third BanCorp	4.30	01/16/2024	150,000	151,750
Fifth Third Bank/Cincinnati OH	2.25	06/14/2021	260,000	253,811
GE Capital International Funding Co Unlimited Co	4.42	11/15/2035	328,000	274,722
Goldman Sachs Group Inc/The	5.38	03/15/2020	335,000	342,491
Goldman Sachs Group Inc/The	5.25	07/27/2021	485,000	503,475
Goldman Sachs Group Inc/The	5.75	01/24/2022	61,000	63,869
Goldman Sachs Group Inc/The	4.25	10/21/2025	100,000	95,762
Goldman Sachs Group Inc/The	3.85	01/26/2027	48,000	45,151
Goldman Sachs Group Inc/The	5.15	05/22/2045	200,000	187,028
Goldman Sachs Group Inc/The	4.75	10/21/2045	289,000	274,974
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.158%) (a)	3.81	04/23/2029	50,000	46,681
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.301%) (a)	4.22	05/01/2029	70,000	67,367
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.430%) (a)	4.41	04/23/2039	30,000	27,498
Goldman Sachs Group Inc/The (3 Months LIBOR + 1.510%) (a)	3.69	06/05/2028	400,000	371,748
HCP Inc	4.25	11/15/2023	25,000	25,038
HCP Inc	3.88	08/15/2024	100,000	98,416
Hospitality Properties Trust	3.95	01/15/2028	200,000	180,249
Host Hotels & Resorts LP	4.75	03/01/2023	200,000	204,340
HSBC Holdings PLC (United Kingdom)	2.95	05/25/2021	242,000	238,882
HSBC Holdings PLC (United Kingdom)	4.88	01/14/2022	200,000	206,733
HSBC Holdings PLC (United Kingdom)	6.50	09/15/2037	300,000	340,009
HSBC Holdings PLC (United Kingdom) (3 Months LIBOR + 1.055%) (a)	3.26	03/13/2023	300,000	293,597
Intercontinental Exchange Inc	2.75	12/01/2020	170,000	169,051
Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.85	01/15/2027	150,000	143,338
JPMorgan Chase & Co	4.25	10/15/2020	412,000	419,424
JPMorgan Chase & Co	4.50	01/24/2022	485,000	499,737
JPMorgan Chase & Co	3.25	09/23/2022	242,000	240,078
JPMorgan Chase & Co	3.63	05/13/2024	143,000	142,048

See accompanying Notes to the Quarterly Portfolio of Investments.

25

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Finance — 4.03%
JPMorgan Chase & Co	3.88	09/10/2024	260,000	255,834
JPMorgan Chase & Co	5.60	07/15/2041	385,000	433,749
JPMorgan Chase & Co (3 Months LIBOR + 0.890%) (a)	3.80	07/23/2024	40,000	40,072
JPMorgan Chase & Co (3 Months LIBOR + 0.935%) (a)	2.78	04/25/2023	100,000	96,965
JPMorgan Chase & Co (3 Months LIBOR + 0.945%) (a)	3.51	01/23/2029	45,000	42,611
JPMorgan Chase & Co (3 Months LIBOR + 1.120%) (a)	4.00	04/23/2029	45,000	44,116
JPMorgan Chase & Co (3 Months LIBOR + 1.220%) (a)	3.90	01/23/2049	35,000	30,697
JPMorgan Chase & Co (3 Months LIBOR + 1.260%) (a)	4.20	07/23/2029	50,000	49,848
JPMorgan Chase & Co (3 Months LIBOR + 1.380%) (a)	3.96	11/15/2048	50,000	44,258
JPMorgan Chase Bank NA (3 Months LIBOR + 0.350%) (a)	3.09	04/26/2021	250,000	248,989
Kimco Realty Corp	3.80	04/01/2027	125,000	120,209
Liberty Property LP	4.13	06/15/2022	150,000	152,830
Lincoln National Corp	4.85	06/24/2021	100,000	103,235
Lincoln National Corp	3.80	03/01/2028	10,000	9,699
Lincoln National Corp	4.35	03/01/2048	10,000	9,226
Lloyds Banking Group PLC (United Kingdom)	4.58	12/10/2025	276,000	261,290
Loews Corp	6.00	02/01/2035	142,000	162,258
Markel Corp	3.50	11/01/2027	200,000	188,732
Markel Corp	4.30	11/01/2047	100,000	86,817
Mercury General Corp	4.40	03/15/2027	100,000	96,713
MetLife Inc	4.75	02/08/2021	100,000	103,183
MetLife Inc	4.05	03/01/2045	242,000	225,575
Mitsubishi UFJ Financial Group Inc (Japan)	3.54	07/26/2021	50,000	50,188
Mitsubishi UFJ Financial Group Inc (Japan)	2.67	07/25/2022	150,000	145,775
Mitsubishi UFJ Financial Group Inc (Japan)	3.85	03/01/2026	235,000	233,819
Mitsubishi UFJ Financial Group Inc (Japan)	3.29	07/25/2027	150,000	143,442
Mizuho Financial Group Inc (Japan)	2.95	02/28/2022	242,000	237,249
Morgan Stanley	5.75	01/25/2021	269,000	280,473
Morgan Stanley	3.13	01/23/2023	50,000	48,847
Morgan Stanley	3.75	02/25/2023	500,000	499,119
Morgan Stanley	3.63	01/20/2027	73,000	69,379
Morgan Stanley	3.95	04/23/2027	270,000	254,554
Morgan Stanley	4.38	01/22/2047	53,000	50,161
Morgan Stanley (3 Months LIBOR + 1.140%) (a)	3.77	01/24/2029	60,000	57,406

See accompanying Notes to the Quarterly Portfolio of Investments.

26

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Finance — 4.03%
Morgan Stanley (3 Months LIBOR + 1.455%) (a)	3.97	07/22/2038	200,000	182,252
National Retail Properties Inc	3.50	10/15/2027	100,000	95,404
Northern Trust Corp (3 Months LIBOR + 1.131%) (a)	3.38	05/08/2032	150,000	139,576
Omega Healthcare Investors Inc	4.50	01/15/2025	75,000	73,862
Omega Healthcare Investors Inc	5.25	01/15/2026	125,000	127,199
ORIX Corp (Japan)	2.90	07/18/2022	100,000	97,710
PNC Bank NA	2.60	07/21/2020	398,000	394,509
PNC Bank NA	3.25	06/01/2025	310,000	300,841
Progressive Corp/The	3.70	01/26/2045	142,000	129,990
Progressive Corp/The	4.13	04/15/2047	20,000	19,462
Prudential Financial Inc (3 Months LIBOR + 2.665%) (a)	5.70	09/15/2048	50,000	46,500
Realty Income Corp	3.65	01/15/2028	150,000	145,362
Royal Bank Of Scotland Group PLC (United Kingdom)	6.13	12/15/2022	185,000	187,490
Santander Holdings USA Inc	4.50	07/17/2025	300,000	297,032
Santander UK PLC (United Kingdom)	4.00	03/13/2024	100,000	100,819
Senior Housing Properties Trust	4.75	02/15/2028	10,000	9,434
Simon Property Group LP	2.35	01/30/2022	90,000	87,406
Simon Property Group LP	2.75	06/01/2023	50,000	48,452
Simon Property Group LP	3.30	01/15/2026	50,000	48,194
Simon Property Group LP	4.25	11/30/2046	100,000	96,289
SL Green Operating Partnership LP	3.25	10/15/2022	200,000	193,240
Sumitomo Mitsui Banking Corp (Japan)	2.45	01/16/2020	485,000	481,140
Sumitomo Mitsui Banking Corp (Japan)	3.20	07/18/2022	300,000	296,602
Sumitomo Mitsui Financial Group Inc (Japan)	3.01	10/19/2026	242,000	227,001
Sumitomo Mitsui Financial Group Inc (Japan)	3.45	01/11/2027	48,000	46,366
Svenska Handelsbanken AB (Sweden)	2.45	03/30/2021	485,000	475,473
Toronto-Dominion Bank/The (Canada)	2.13	04/07/2021	200,000	195,708
Toronto-Dominion Bank/The (Canada)	1.80	07/13/2021	135,000	130,638
Toronto-Dominion Bank/The (Canada) (5 Year Swap Rate + 2.205%) (a)	3.63	09/15/2031	100,000	94,693
Travelers Cos Inc/The	4.60	08/01/2043	15,000	15,553
Travelers Cos Inc/The	3.75	05/15/2046	142,000	130,388
UBS AG/Stamford CT (Switzerland)	2.35	03/26/2020	250,000	247,520
UnitedHealth Group Inc	2.70	07/15/2020	142,000	141,492
UnitedHealth Group Inc	3.38	04/15/2027	200,000	195,619
UnitedHealth Group Inc	2.95	10/15/2027	140,000	132,264
UnitedHealth Group Inc	4.63	07/15/2035	20,000	21,200
UnitedHealth Group Inc	6.63	11/15/2037	100,000	129,340
UnitedHealth Group Inc	4.20	01/15/2047	17,000	16,892

See accompanying Notes to the Quarterly Portfolio of Investments.

27

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Finance — 4.03%
UnitedHealth Group Inc	4.25	06/15/2048	25,000	24,986
UnitedHealth Group Inc	4.45	12/15/2048	20,000	20,587
US BanCorp	3.00	03/15/2022	242,000	240,483
US BanCorp	3.15	04/27/2027	200,000	191,595
US Bank NA/Cincinnati OH	2.35	01/23/2020	250,000	248,413
Ventas Realty LP	3.85	04/01/2027	200,000	192,825
Ventas Realty LP	4.00	03/01/2028	15,000	14,537
Voya Financial Inc	3.13	07/15/2024	200,000	188,590
Wells Fargo & Co	2.10	07/26/2021	36,000	34,876
Wells Fargo & Co	4.30	07/22/2027	247,000	242,965
Wells Fargo & Co	5.38	02/07/2035	200,000	219,778
Wells Fargo & Co	4.40	06/14/2046	117,000	107,326
Wells Fargo & Co	4.75	12/07/2046	97,000	93,396
Wells Fargo Bank NA	5.85	02/01/2037	250,000	282,316
Wells Fargo Bank NA (3 Months LIBOR + 0.490%) (a)	3.33	07/23/2021	250,000	249,756
Westpac Banking Corp (Australia)	2.85	05/13/2026	135,000	125,469

				32,082,197

Industrial Other — 0.05%
Board of Trustees of The Leland Stanford Junior University/The	3.65	05/01/2048	110,000	107,198
President & Fellows of Harvard College	4.88	10/15/2040	194,000	222,796
President & Fellows of Harvard College	3.15	07/15/2046	100,000	89,206

				419,200

Sovereign — 1.14%
Asian Development Bank	1.63	03/16/2021	485,000	475,462
Asian Development Bank	1.75	06/08/2021	100,000	98,031
Asian Development Bank	1.75	09/13/2022	100,000	96,798
Asian Development Bank	2.75	03/17/2023	70,000	70,228
Asian Development Bank	2.75	01/19/2028	30,000	29,646
Council Of Europe Development Bank	1.63	03/16/2021	285,000	279,022
Ecopetrol SA (Columbia)	5.88	09/18/2023	200,000	208,502
Ecopetrol SA (Columbia)	4.13	01/16/2025	200,000	190,000
Equinor ASA (Norway)	3.70	03/01/2024	142,000	144,648
Equinor ASA (Norway)	3.95	05/15/2043	132,000	125,970
European Bank For Reconstruction & Development	2.13	03/07/2022	150,000	147,666
European Investment Bank	1.38	06/15/2020	485,000	476,516
European Investment Bank	2.00	03/15/2021	485,000	479,020
European Investment Bank	2.25	03/15/2022	97,000	95,847
European Investment Bank	2.50	03/15/2023	300,000	297,816
Inter-American Development Bank	1.63	05/12/2020	400,000	394,871
Inter-American Development Bank	1.88	06/16/2020	485,000	479,809
Inter-American Development Bank	2.50	01/18/2023	100,000	99,378

See accompanying Notes to the Quarterly Portfolio of Investments.

28

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Sovereign — 1.14%
Inter-American Development Bank	2.00	06/02/2026	485,000	460,216
International Bank for Reconstruction & Development	1.63	03/09/2021	485,000	475,407
International Bank for Reconstruction & Development	1.38	09/20/2021	281,000	272,028
International Bank for Reconstruction & Development	1.63	02/10/2022	328,000	317,982
International Finance Corp	1.63	07/16/2020	150,000	147,804
Kreditanstalt fuer Wiederaufbau (Germany)	4.00	01/27/2020	250,000	253,663
Kreditanstalt fuer Wiederaufbau (Germany)	1.88	06/30/2020	200,000	197,788
Kreditanstalt fuer Wiederaufbau (Germany)	2.75	09/08/2020	728,000	729,162
Kreditanstalt fuer Wiederaufbau (Germany)	1.50	06/15/2021	350,000	340,804
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	03/07/2022	121,000	119,141
Kreditanstalt fuer Wiederaufbau (Germany)	2.13	06/15/2022	100,000	98,322
Kreditanstalt fuer Wiederaufbau (Germany)	2.38	12/29/2022	100,000	98,978
Kreditanstalt fuer Wiederaufbau (Germany) [1]	0.00	06/29/2037	285,000	159,152
Landwirtschaftliche Rentenbank (Germany)	1.75	07/27/2026	200,000	185,821
Nexen Energy (China)	6.40	05/15/2037	114,000	138,748
Petroleos Mexicanos (Mexico)	5.50	01/21/2021	200,000	199,194
Petroleos Mexicanos (Mexico)	6.50	06/02/2041	375,000	310,500
Petroleos Mexicanos (Mexico)	6.75	09/21/2047	200,000	165,378
Syngenta Finance NV (Switzerland)	3.12	03/28/2022	235,000	225,167

				9,084,485

Technology — 0.99%
Alphabet Inc	2.00	08/15/2026	200,000	181,819
Analog Devices Inc	2.95	01/12/2021	200,000	198,246
Analog Devices Inc	3.90	12/15/2025	200,000	196,268
Apple Inc	2.50	02/09/2022	97,000	95,470
Apple Inc	2.70	05/13/2022	330,000	326,323
Apple Inc	3.35	02/09/2027	50,000	48,720
Apple Inc	3.20	05/11/2027	100,000	96,508
Apple Inc	4.45	05/06/2044	285,000	294,385
Apple Inc	3.85	08/04/2046	50,000	46,499
Apple Inc	3.75	11/13/2047	200,000	183,787
Applied Materials Inc	3.30	04/01/2027	200,000	191,892
Arrow Electronics Inc	3.50	04/01/2022	100,000	98,656
Broadcom Corp / Broadcom Cayman Finance Ltd	3.88	01/15/2027	50,000	44,855
Broadcom Corp / Broadcom Cayman Finance Ltd	3.50	01/15/2028	90,000	77,977
CA Inc	3.60	08/15/2022	200,000	195,242
Cisco Systems Inc	4.45	01/15/2020	426,000	432,613

See accompanying Notes to the Quarterly Portfolio of Investments.

29

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Technology — 0.99%
Cisco Systems Inc	2.90	03/04/2021	207,000	207,357
Cisco Systems Inc	2.50	09/20/2026	146,000	136,099
Citrix Systems Inc	4.50	12/01/2027	135,000	129,034
Corning Inc	4.38	11/15/2057	20,000	16,786
DXC Technology Co	4.75	04/15/2027	90,000	90,317
Fiserv Inc	3.80	10/01/2023	100,000	100,623
Fiserv Inc	4.20	10/01/2028	100,000	99,800
Hewlett Packard Enterprise Co	3.50	10/05/2021	100,000	100,275
Hewlett Packard Enterprise Co	4.40	10/15/2022	121,000	122,858
Intel Corp	3.30	10/01/2021	114,000	115,207
Intel Corp	3.15	05/11/2027	50,000	48,558
Intel Corp	4.90	07/29/2045	100,000	108,784
Intel Corp	4.10	05/11/2047	50,000	47,991
International Business Machines Corp	3.45	02/19/2026	306,000	297,611
International Business Machines Corp	4.70	02/19/2046	146,000	145,768
Juniper Networks Inc	5.95	03/15/2041	100,000	99,092
Microsoft Corp	2.00	11/03/2020	242,000	239,305
Microsoft Corp	2.40	02/06/2022	194,000	191,765
Microsoft Corp	3.12	11/03/2025	242,000	239,349
Microsoft Corp	3.30	02/06/2027	107,000	105,984
Microsoft Corp	4.20	11/03/2035	242,000	250,872
Microsoft Corp	4.10	02/06/2037	68,000	69,779
Microsoft Corp	3.95	08/08/2056	264,000	257,578
Motorola Solutions Inc	3.75	05/15/2022	150,000	148,845
Oracle Corp	3.88	07/15/2020	10,000	10,152
Oracle Corp	2.80	07/08/2021	136,000	135,341
Oracle Corp	2.50	10/15/2022	542,000	527,504
Oracle Corp	3.25	11/15/2027	80,000	77,159
Oracle Corp	4.13	05/15/2045	104,000	98,406
Oracle Corp	4.00	07/15/2046	59,000	55,052
Oracle Corp	4.00	11/15/2047	50,000	46,585
QUALCOMM Inc	2.25	05/20/2020	242,000	238,636
QUALCOMM Inc	4.65	05/20/2035	242,000	233,615
Seagate HDD Cayman	4.75	06/01/2023	200,000	187,006
Texas Instruments Inc	4.15	05/15/2048	25,000	24,946
Xerox Corp	3.80	05/15/2024	100,000	82,221
Xerox Corp	6.75	12/15/2039	100,000	78,418

				7,873,938

Transportation — 0.36%
American Airlines 2014-1 - Class A Pass Through Trust	3.70	04/01/2028	150,883	146,085
American Airlines 2016-1 - Class AA Pass Through Trust	3.58	07/15/2029	175,449	172,251
Burlington Northern Santa Fe LLC	3.85	09/01/2023	242,000	248,524

See accompanying Notes to the Quarterly Portfolio of Investments.

30

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Transportation — 0.36%
Burlington Northern Santa Fe LLC	4.38	09/01/2042	138,000	137,698
Canadian National Railway Co (Canada)	3.65	02/03/2048	10,000	9,249
Canadian Pacific Railway Co (Canada)	2.90	02/01/2025	100,000	95,753
Canadian Pacific Railway Co (Canada)	4.00	06/01/2028	100,000	101,531
CSX Corp	3.25	06/01/2027	140,000	131,721
CSX Corp	3.80	03/01/2028	15,000	14,717
CSX Corp	4.30	03/01/2048	15,000	14,282
CSX Corp	4.50	08/01/2054	100,000	93,849
FedEx Corp	3.25	04/01/2026	100,000	94,931
FedEx Corp	3.30	03/15/2027	200,000	190,171
FedEx Corp	4.55	04/01/2046	80,000	72,710
FedEx Corp	4.40	01/15/2047	35,000	31,442
Norfolk Southern Corp	2.90	02/15/2023	90,000	88,451
Norfolk Southern Corp	3.85	01/15/2024	85,000	86,040
Norfolk Southern Corp	3.15	06/01/2027	100,000	95,802
Norfolk Southern Corp	4.65	01/15/2046	65,000	66,255
Norfolk Southern Corp	5.10	08/01/2118	10,000	9,812
Southwest Airlines Co	2.65	11/05/2020	100,000	98,667
Spirit Airlines Pass Through Trust 2015-1A	4.10	10/01/2029	119,664	117,486
Union Pacific Corp	4.16	07/15/2022	142,000	145,400
Union Pacific Corp	3.00	04/15/2027	100,000	94,515
Union Pacific Corp	3.95	09/10/2028	35,000	34,952
Union Pacific Corp	4.75	09/15/2041	100,000	103,245
Union Pacific Corp	4.80	09/10/2058	35,000	34,828
United Airlines 2015-1 - Class AA Pass Through Trust	3.45	06/01/2029	125,714	118,888
United Parcel Service Inc	3.13	01/15/2021	24,000	24,197
United Parcel Service Inc	2.40	11/15/2026	146,000	134,568
United Parcel Service Inc	3.75	11/15/2047	100,000	90,298

				2,898,318

Utilities — 0.88%
American Electric Power Co Inc	2.95	12/15/2022	80,000	78,445
American Water Capital Corp	3.75	09/01/2047	50,000	44,927
Atmos Energy Corp	4.13	10/15/2044	117,000	112,864
Commonwealth Edison Co	3.65	06/15/2046	242,000	219,074
Commonwealth Edison Co	4.00	03/01/2048	5,000	4,823
Consolidated Edison Co of New York Inc	4.00	12/01/2028	250,000	256,206
Consolidated Edison Co of New York Inc	6.30	08/15/2037	142,000	174,087
Consolidated Edison Inc	2.00	03/15/2020	150,000	148,007
Dominion Energy Inc	7.00	06/15/2038	75,000	93,315
DTE Electric Co	3.70	03/15/2045	121,000	112,271
Duke Energy Carolinas LLC	3.90	06/15/2021	185,000	187,489
Duke Energy Carolinas LLC	2.95	12/01/2026	100,000	95,735
Duke Energy Corp	1.80	09/01/2021	15,000	14,357

See accompanying Notes to the Quarterly Portfolio of Investments.

31

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Utilities — 0.88%
Duke Energy Corp	3.15	08/15/2027	100,000	93,352
Duke Energy Corp	3.75	09/01/2046	80,000	69,164
Duke Energy Florida LLC	6.40	06/15/2038	242,000	308,912
Duke Energy Indiana LLC	3.75	05/15/2046	12,000	11,061
Edison International	2.40	09/15/2022	100,000	94,298
Emera US Finance LP (Canada)	3.55	06/15/2026	25,000	23,707
Exelon Generation Co LLC	3.40	03/15/2022	200,000	196,848
Exelon Generation Co LLC	6.25	10/01/2039	200,000	208,570
Exelon Generation Co LLC	5.60	06/15/2042	15,000	14,603
Florida Power & Light Co	3.13	12/01/2025	142,000	140,688
Florida Power & Light Co	5.95	02/01/2038	142,000	174,534
Florida Power & Light Co	3.70	12/01/2047	20,000	18,702
Georgia Power Co	3.25	03/30/2027	150,000	140,330
Georgia Power Co	4.30	03/15/2042	242,000	222,924
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	100,384
Midamerican Energy Co	3.50	10/15/2024	182,000	185,048
National Rural Utilities Cooperative Finance Corp	2.30	11/01/2020	242,000	238,503
National Rural Utilities Cooperative Finance Corp	3.40	02/07/2028	15,000	14,781
NextEra Energy Capital Holdings Inc	3.55	05/01/2027	85,000	81,111
NiSource Inc	5.25	02/15/2043	100,000	102,677
Ohio Edison Co	6.88	07/15/2036	100,000	124,220
Pacific Gas & Electric Co	2.45	08/15/2022	172,000	152,435
Pacific Gas & Electric Co	4.00	12/01/2046	100,000	75,419
PacifiCorp	3.85	06/15/2021	242,000	245,754
PacifiCorp	5.75	04/01/2037	158,000	188,617
PacifiCorp	4.12	01/15/2049	70,000	68,886
PECo Energy Co	3.90	03/01/2048	5,000	4,777
Piedmont Natural Gas Co Inc	3.64	11/01/2046	6,000	5,233
PPL Electric Utilities Corp	4.75	07/15/2043	242,000	263,038
Progress Energy Inc	3.15	04/01/2022	57,000	56,139
Public Service Co of Colorado	4.10	06/15/2048	65,000	63,924
Public Service Electric & Gas Co	1.90	03/15/2021	109,000	106,438
San Diego Gas & Electric Co	2.50	05/15/2026	142,000	131,665
San Diego Gas & Electric Co	4.50	08/15/2040	117,000	120,682
Sempra Energy	2.90	02/01/2023	100,000	97,170
Sempra Energy	3.80	02/01/2038	20,000	17,099
Sempra Energy	4.00	02/01/2048	15,000	12,875
South Carolina Electric & Gas Co	4.35	02/01/2042	204,000	201,100
Southern California Edison Co	6.00	01/15/2034	92,000	102,640
Southern California Edison Co	5.55	01/15/2037	132,000	143,243
Southern Co Gas Capital Corp	5.88	03/15/2041	100,000	113,014
Southern Co/The	4.25	07/01/2036	100,000	94,385

See accompanying Notes to the Quarterly Portfolio of Investments.

32

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Corporate Bonds and Notes — 13.51%
Utilities — 0.88%
Southern Power Co	5.25	07/15/2043	100,000	99,051
Southwestern Electric Power Co	3.90	04/01/2045	125,000	112,545
Virginia Electric & Power Co	3.15	01/15/2026	92,000	88,846
Virginia Electric & Power Co	8.88	11/15/2038	117,000	176,528
Xcel Energy Inc	2.60	03/15/2022	125,000	122,030

				6,969,550

Total Corporate Bonds and Notes (Cost $114,143,780)				107,523,614

Foreign Government Bonds & Notes — 0.80%
Chile Government International Bond (Chile)	3.13	01/21/2026	388,000	374,649
Colombia Government International Bond (Colombia)	4.38	07/12/2021	200,000	203,000
Colombia Government International Bond (Colombia)	6.13	01/18/2041	200,000	216,000
Development Bank Of Japan Inc (Japan)	2.00	10/19/2021	350,000	340,651
Export-Import Bank Of Korea (South Korea)	2.38	04/21/2027	300,000	270,492
Hungary Government International Bond (Hungary)	5.75	11/22/2023	200,000	216,092
Israel Government Aid Bond (Israel)	5.50	12/04/2023	19,000	21,375
Israel Government Aid Bond (Israel)	5.50	04/26/2024	51,000	57,988
Israel Government Aid Bond (Israel)	5.50	09/18/2033	291,000	369,383
Israel Government International Bond (Israel)	4.00	06/30/2022	200,000	204,573
Japan Bank For International Cooperation (Japan)	2.38	07/21/2022	200,000	196,561
Japan Bank For International Cooperation (Japan)	1.88	07/21/2026	300,000	276,031
Korea Development Bank/The (South Korea)	3.00	01/13/2026	242,000	231,438
Korea International Bond (South Korea)	2.75	01/19/2027	200,000	191,800
Mexico Government International Bond (Mexico)	4.00	10/02/2023	300,000	298,602
Mexico Government International Bond (Mexico)	6.05	01/11/2040	300,000	317,550
Mexico Government International Bond (Mexico)	4.60	02/10/2048	300,000	266,250
Panama Government International Bond (Panama)	3.75	03/16/2025	200,000	198,102
Panama Government International Bond (Panama)	6.70	01/26/2036	100,000	122,000
Panama Government International Bond (Panama)	4.50	04/16/2050	200,000	191,500

See accompanying Notes to the Quarterly Portfolio of Investments.

33

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Foreign Government Bonds & Notes — 0.80%
Peruvian Government International Bond (Peru)	4.12	08/25/2027	200,000	206,500
Philippine Government International Bond (Philippines)	4.00	01/15/2021	300,000	302,632
Philippine Government International Bond (Philippines)	9.50	02/02/2030	200,000	294,131
Philippine Government International Bond (Philippines)	3.95	01/20/2040	200,000	195,425
Province Of Alberta Canada (Canada)	3.30	03/15/2028	30,000	30,302
Province Of Ontario Canada (Canada)	3.40	10/17/2023	50,000	51,013
Province Of Ontario Canada (Canada)	2.50	04/27/2026	242,000	233,674
Province Of Quebec Canada (Canada)	2.75	08/25/2021	142,000	142,055
Republic Of Poland Government International Bond (Poland)	3.25	04/06/2026	142,000	139,020
Uruguay Government International Bond (Uruguay)	4.38	10/27/2027	200,000	200,072
Uruguay Government International Bond (Uruguay)	4.98	04/20/2055	35,000	33,285

Total Foreign Government Bonds & Notes (Cost $6,785,246)				6,392,146

Municipal Bonds — 0.40%
Bay Area Toll Authority	6.26	04/01/2049	95,000	129,293
City of New York NY	6.27	12/01/2037	100,000	125,871
Commonwealth of Massachusetts	4.20	12/01/2021	200,000	204,876
Commonwealth of Massachusetts Transportation Fund Revenue	5.73	06/01/2040	25,000	30,492
Dallas Area Rapid Transit	6.00	12/01/2044	100,000	129,709
East Bay Municipal Utility District Water System Revenue	5.87	06/01/2040	145,000	186,519
Los Angeles Unified School District/CA	5.75	07/01/2034	100,000	118,331
New Jersey Economic Development Authority	7.42	02/15/2029	164,000	198,648
New Jersey Turnpike Authority	7.41	01/01/2040	165,000	232,485
Ohio State University/The	4.91	06/01/2040	140,000	162,000
Ohio State University/The	4.80	06/01/2111	53,000	58,058
Ohio Water Development Authority Water Pollution Control Loan Fund	4.88	12/01/2034	50,000	54,928
Port Authority of New York & New Jersey	4.46	10/01/2062	95,000	96,654
Salt River Project Agricultural Improvement & Power District	4.84	01/01/2041	180,000	207,817
South Carolina Public Service Authority	2.39	12/01/2023	332,000	315,045
State Board of Administration Finance Corp	3.00	07/01/2020	90,000	90,118
State of California	5.70	11/01/2021	200,000	215,110
State of California	3.50	04/01/2028	30,000	29,951
State of California	7.30	10/01/2039	240,000	329,453

See accompanying Notes to the Quarterly Portfolio of Investments.

34

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Municipal Bonds — 0.40%
State of Connecticut	5.85	03/15/2032	100,000	114,410
State of Illinois	5.10	06/01/2033	200,000	190,686

Total Municipal Bonds (Cost $3,429,465)				3,220,454

Commercial Mortgage-Backed Securities — 1.02%
COMM 2013-CR9 Mortgage Trust	4.23	07/10/2045	109,000	113,625
COMM 2014-LC17 Mortgage Trust	3.92	10/10/2047	702,000	719,039
COMM 2014-UBS4 Mortgage Trust	3.42	08/10/2047	582,000	582,746
Fannie Mae-Aces	2.98	04/25/2022	466,986	469,307
Fannie Mae-Aces	2.51	11/25/2022	400,000	393,866
Fannie Mae-Aces	2.96	02/25/2027	647,000	629,474
Fannie Mae-Aces	2.99	12/25/2027	200,000	195,615
Freddie Mac Multifamily Structured Pass Through Certificates	3.06	12/25/2024	500,000	499,921
Freddie Mac Multifamily Structured Pass Through Certificates	2.21	06/25/2025	293,405	285,397
Freddie Mac Multifamily Structured Pass Through Certificates	3.24	08/25/2027	750,000	746,808
Freddie Mac Multifamily Structured Pass Through Certificates	3.92	09/25/2028	100,000	104,391
GS Mortgage Securities Corp II 2015-GC30	3.12	05/10/2050	242,000	236,952
GS Mortgage Securities Trust 2014-GC18	2.92	01/10/2047	2,796	2,793
GS Mortgage Securities Trust 2014-GC22	3.52	06/10/2047	97,933	98,980
GS Mortgage Securities Trust 2016-GS2	3.05	05/10/2049	728,000	703,626
JPMBB Commercial Mortgage Securities Trust 2015-C29	3.30	05/15/2048	485,000	484,181
Morgan Stanley Capital I Trust 2015-UBS8	3.54	12/15/2048	470,000	470,070
Morgan Stanley Capital I Trust 2017-H1	3.26	06/15/2050	500,000	485,892
UBS-Barclays Commercial Mortgage Trust 2012-C4	2.79	12/10/2045	504,000	498,944
UBS-Barclays Commercial Mortgage Trust 2013-C6	3.24	04/10/2046	209,691	210,118
Wells Fargo Commercial Mortgage Trust 2018-C44	4.21	05/15/2051	200,000	206,473

Total Commercial Mortgage-Backed Securities (Cost $8,542,145)				8,138,218

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	4.00	05/01/2020	1,296	1,327
Fannie Mae Pool	4.00	03/01/2022	4,903	5,020
Fannie Mae Pool	3.50	04/01/2024	24,099	24,394
Fannie Mae Pool	4.50	05/01/2025	134,730	139,176
Fannie Mae Pool [2]	4.00	09/30/2025	300,000	307,078
Fannie Mae Pool	3.50	10/01/2025	175,488	177,633
Fannie Mae Pool	3.50	10/01/2025	70,396	71,256

See accompanying Notes to the Quarterly Portfolio of Investments.

35

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	3.50	12/01/2025	139,667	141,374
Fannie Mae Pool	3.50	01/01/2026	26,898	27,226
Fannie Mae Pool	3.50	02/01/2026	30,547	30,920
Fannie Mae Pool	3.50	06/01/2026	6,639	6,729
Fannie Mae Pool	3.00	11/01/2026	121,853	122,232
Fannie Mae Pool	3.00	05/01/2027	75,042	75,276
Fannie Mae Pool	3.50	08/01/2027	162,456	164,441
Fannie Mae Pool	3.00	08/01/2027	98,170	98,476
Fannie Mae Pool	2.50	01/01/2028	211,370	208,537
Fannie Mae Pool	3.00	02/01/2028	256,071	256,869
Fannie Mae Pool	2.50	05/01/2028	108,004	106,555
Fannie Mae Pool	3.00	08/01/2028	79,347	79,400
Fannie Mae Pool	2.50	09/01/2028	108,426	106,972
Fannie Mae Pool	4.50	03/01/2029	2,196	2,274
Fannie Mae Pool	4.50	08/01/2029	91,487	94,999
Fannie Mae Pool	2.50	08/01/2030	187,870	183,953
Fannie Mae Pool	3.50	11/01/2030	29,813	29,998
Fannie Mae Pool	3.00	02/01/2031	181,741	181,380
Fannie Mae Pool	2.50	07/01/2031	162,849	159,101
Fannie Mae Pool	2.00	08/01/2031	262,307	251,068
Fannie Mae Pool	2.50	09/01/2031	395,302	386,203
Fannie Mae Pool	2.50	11/01/2031	228,346	223,090
Fannie Mae Pool	2.00	11/01/2031	39,426	37,737
Fannie Mae Pool	2.50	12/01/2031	186,665	182,368
Fannie Mae Pool	2.50	01/01/2032	231,933	226,595
Fannie Mae Pool	2.50	01/01/2032	57,369	56,049
Fannie Mae Pool	2.50	02/01/2032	233,615	228,237
Fannie Mae Pool	2.00	02/01/2032	59,855	57,289
Fannie Mae Pool	3.00	04/01/2032	65,673	65,555
Fannie Mae Pool [2]	2.50	04/30/2032	150,000	146,487
Fannie Mae Pool	3.50	08/01/2032	52,079	53,047
Fannie Mae Pool	2.50	12/01/2032	203,677	198,989
Fannie Mae Pool	3.00	01/01/2033	22,760	22,714
Fannie Mae Pool [2]	3.00	03/31/2033	1,250,000	1,246,899
Fannie Mae Pool	3.00	04/01/2033	160,916	160,597
Fannie Mae Pool [2]	3.50	04/30/2033	200,000	202,402
Fannie Mae Pool	3.00	05/01/2033	165,511	165,182
Fannie Mae Pool	3.50	05/01/2033	99,240	100,453
Fannie Mae Pool	5.50	06/01/2033	13,737	14,804
Fannie Mae Pool	2.50	08/01/2033	196,333	191,814
Fannie Mae Pool	3.50	08/01/2033	184,456	187,887
Fannie Mae Pool	5.50	08/01/2033	82,324	88,485
Fannie Mae Pool	3.50	09/01/2033	75,000	75,917
Fannie Mae Pool	4.00	10/01/2033	231,529	240,178
Fannie Mae Pool	3.50	10/01/2033	24,998	25,303

See accompanying Notes to the Quarterly Portfolio of Investments.

36

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	5.50	11/01/2033	1,067	1,147
Fannie Mae Pool	5.50	02/01/2034	55,733	60,008
Fannie Mae Pool	3.00	05/01/2034	381,067	379,095
Fannie Mae Pool	5.50	05/01/2034	148,880	160,308
Fannie Mae Pool	3.00	11/01/2034	21,994	21,880
Fannie Mae Pool	3.50	01/01/2035	196,259	198,333
Fannie Mae Pool	4.50	02/01/2035	434,856	452,440
Fannie Mae Pool	3.00	02/01/2035	164,584	163,731
Fannie Mae Pool	3.00	02/01/2035	65,613	65,273
Fannie Mae Pool	5.00	03/01/2035	203,317	215,868
Fannie Mae Pool	5.00	07/01/2035	25,137	26,687
Fannie Mae Pool	3.50	11/01/2035	29,019	29,371
Fannie Mae Pool	2.50	08/01/2036	58,297	56,021
Fannie Mae Pool	2.50	10/01/2036	50,670	48,691
Fannie Mae Pool	3.00	11/01/2036	20,365	20,146
Fannie Mae Pool	3.00	12/01/2036	100,033	98,957
Fannie Mae Pool	3.00	12/01/2036	79,761	78,903
Fannie Mae Pool	3.00	12/01/2036	60,204	59,556
Fannie Mae Pool	3.00	02/01/2037	62,041	61,373
Fannie Mae Pool	3.50	02/01/2037	60,488	61,104
Fannie Mae Pool	3.00	02/01/2037	42,664	42,205
Fannie Mae Pool	3.00	04/01/2037	62,862	62,185
Fannie Mae Pool	5.50	09/01/2037	114,526	123,298
Fannie Mae Pool	3.50	11/01/2037	45,042	45,596
Fannie Mae Pool	3.50	01/01/2038	92,111	93,314
Fannie Mae Pool	5.50	02/01/2038	74,955	80,720
Fannie Mae Pool	5.00	02/01/2038	38,014	39,821
Fannie Mae Pool	4.00	03/01/2038	69,889	71,839
Fannie Mae Pool	6.00	05/01/2038	135,265	146,468
Fannie Mae Pool	4.00	07/01/2038	24,048	24,719
Fannie Mae Pool	5.50	10/01/2038	61,006	65,554
Fannie Mae Pool	5.00	01/01/2039	123,253	130,543
Fannie Mae Pool	4.50	03/01/2039	1,546	1,619
Fannie Mae Pool	5.50	04/01/2039	159,850	171,195
Fannie Mae Pool	3.50	06/01/2039	71,843	72,232
Fannie Mae Pool	4.50	09/01/2039	55,193	57,795
Fannie Mae Pool	6.00	10/01/2039	52,928	57,725
Fannie Mae Pool	5.00	12/01/2039	59,885	63,570
Fannie Mae Pool	4.50	02/01/2040	67,706	70,918
Fannie Mae Pool	4.00	02/01/2040	17,780	18,282
Fannie Mae Pool	4.50	04/01/2040	113,530	118,915
Fannie Mae Pool	4.50	05/01/2040	212,764	222,854
Fannie Mae Pool	4.00	07/01/2040	45,990	47,282
Fannie Mae Pool	4.50	07/01/2040	45,194	47,329
Fannie Mae Pool	5.00	08/01/2040	73,920	78,467

See accompanying Notes to the Quarterly Portfolio of Investments.

37

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	5.00	09/01/2040	127,054	134,731
Fannie Mae Pool	4.00	01/01/2041	220,357	226,582
Fannie Mae Pool	3.50	01/01/2041	213,367	215,032
Fannie Mae Pool	5.00	02/01/2041	159,008	168,795
Fannie Mae Pool	5.00	02/01/2041	104,758	111,116
Fannie Mae Pool	3.50	03/01/2041	186,798	188,256
Fannie Mae Pool	5.00	04/01/2041	206,858	219,592
Fannie Mae Pool	4.00	01/01/2042	822,629	845,859
Fannie Mae Pool	4.00	01/01/2042	246,726	253,697
Fannie Mae Pool	4.00	01/01/2042	149,632	153,857
Fannie Mae Pool	5.50	02/01/2042	146,108	157,213
Fannie Mae Pool	3.50	05/01/2042	266,634	268,716
Fannie Mae Pool	5.00	05/01/2042	100,772	107,054
Fannie Mae Pool	3.50	09/01/2042	243,929	245,833
Fannie Mae Pool	3.50	10/01/2042	220,220	221,939
Fannie Mae Pool	3.50	11/01/2042	497,778	501,664
Fannie Mae Pool	3.50	11/01/2042	170,263	171,592
Fannie Mae Pool	3.00	11/01/2042	143,750	141,361
Fannie Mae Pool	3.00	01/01/2043	348,493	342,622
Fannie Mae Pool	3.00	01/01/2043	199,091	195,783
Fannie Mae Pool	3.00	01/01/2043	67,448	66,327
Fannie Mae Pool	3.00	04/01/2043	315,118	309,699
Fannie Mae Pool	3.00	04/01/2043	69,055	67,868
Fannie Mae Pool	3.50	05/01/2043	308,840	311,043
Fannie Mae Pool	3.00	05/01/2043	48,530	47,701
Fannie Mae Pool	3.00	06/01/2043	359,698	352,377
Fannie Mae Pool	3.00	07/01/2043	411,046	403,886
Fannie Mae Pool	3.00	07/01/2043	346,150	340,297
Fannie Mae Pool	3.00	08/01/2043	541,068	531,679
Fannie Mae Pool	3.50	08/01/2043	240,711	242,347
Fannie Mae Pool	3.00	08/01/2043	175,252	172,206
Fannie Mae Pool	3.00	08/01/2043	164,533	161,673
Fannie Mae Pool	4.00	09/01/2043	230,839	236,875
Fannie Mae Pool	4.00	09/01/2043	138,592	142,477
Fannie Mae Pool	3.00	10/01/2043	354,172	348,026
Fannie Mae Pool	3.00	10/01/2043	336,781	330,920
Fannie Mae Pool	5.00	11/01/2043	58,719	61,670
Fannie Mae Pool	5.50	05/01/2044	85,462	91,313
Fannie Mae Pool	4.00	06/01/2044	190,678	194,886
Fannie Mae Pool	4.00	08/01/2044	183,885	187,843
Fannie Mae Pool	3.50	10/01/2044	375,465	377,233
Fannie Mae Pool	4.00	10/01/2044	108,086	110,527
Fannie Mae Pool	4.00	10/01/2044	13,832	14,125
Fannie Mae Pool	3.50	12/01/2044	340,598	342,201
Fannie Mae Pool	4.00	12/01/2044	206,231	210,607

See accompanying Notes to the Quarterly Portfolio of Investments.

38

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	3.00	01/01/2045	342,340	336,374
Fannie Mae Pool	3.50	02/01/2045	488,109	489,954
Fannie Mae Pool	3.50	02/01/2045	298,921	300,036
Fannie Mae Pool	4.00	03/01/2045	26,919	27,484
Fannie Mae Pool	3.50	06/01/2045	175,583	176,220
Fannie Mae Pool	3.50	08/01/2045	560,582	562,499
Fannie Mae Pool	3.50	08/01/2045	228,474	229,267
Fannie Mae Pool	3.50	09/01/2045	327,484	328,587
Fannie Mae Pool	4.50	09/01/2045	131,956	137,584
Fannie Mae Pool	4.00	10/01/2045	68,935	70,360
Fannie Mae Pool	4.00	10/01/2045	43,412	44,304
Fannie Mae Pool	3.00	11/01/2045	831,315	812,141
Fannie Mae Pool	4.00	11/01/2045	529,855	540,755
Fannie Mae Pool	3.50	11/01/2045	175,281	175,862
Fannie Mae Pool	4.50	11/01/2045	156,088	162,520
Fannie Mae Pool	4.00	11/01/2045	16,647	16,991
Fannie Mae Pool	3.00	12/01/2045	591,505	577,374
Fannie Mae Pool	3.50	12/01/2045	337,394	338,496
Fannie Mae Pool	3.50	12/01/2045	289,818	290,750
Fannie Mae Pool	4.50	12/01/2045	145,518	150,936
Fannie Mae Pool	3.50	01/01/2046	342,635	343,718
Fannie Mae Pool	3.50	01/01/2046	320,751	321,782
Fannie Mae Pool	4.00	01/01/2046	278,328	284,010
Fannie Mae Pool	3.00	01/01/2046	223,758	218,320
Fannie Mae Pool	3.50	02/01/2046	321,646	322,646
Fannie Mae Pool	4.00	02/01/2046	258,327	263,588
Fannie Mae Pool	3.50	03/01/2046	336,562	337,296
Fannie Mae Pool	3.50	03/01/2046	333,436	334,439
Fannie Mae Pool	3.50	03/01/2046	329,615	330,099
Fannie Mae Pool	3.50	03/01/2046	324,540	325,550
Fannie Mae Pool	3.50	03/01/2046	320,828	321,793
Fannie Mae Pool	3.50	03/01/2046	307,016	307,955
Fannie Mae Pool	4.00	03/01/2046	237,756	242,598
Fannie Mae Pool	3.00	05/01/2046	388,809	379,199
Fannie Mae Pool	3.00	06/01/2046	233,311	227,544
Fannie Mae Pool	4.00	07/01/2046	159,185	162,304
Fannie Mae Pool	2.50	08/01/2046	185,373	175,076
Fannie Mae Pool	4.50	08/01/2046	146,041	151,243
Fannie Mae Pool	2.50	08/01/2046	20,913	19,751
Fannie Mae Pool	3.00	09/01/2046	242,934	236,929
Fannie Mae Pool	3.00	09/01/2046	241,110	235,150
Fannie Mae Pool	3.00	09/01/2046	82,854	80,806
Fannie Mae Pool	2.50	09/01/2046	20,326	19,197
Fannie Mae Pool	3.00	10/01/2046	269,854	263,184
Fannie Mae Pool	3.00	10/01/2046	78,201	76,268

See accompanying Notes to the Quarterly Portfolio of Investments.

39

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	3.00	10/01/2046	23,138	22,566
Fannie Mae Pool	3.00	11/01/2046	271,826	265,107
Fannie Mae Pool	3.00	11/01/2046	247,440	241,324
Fannie Mae Pool	3.00	11/01/2046	82,116	80,086
Fannie Mae Pool	4.50	11/01/2046	52,575	54,700
Fannie Mae Pool	3.00	11/01/2046	40,941	39,916
Fannie Mae Pool	3.00	12/01/2046	254,481	248,191
Fannie Mae Pool	3.00	12/01/2046	222,830	217,322
Fannie Mae Pool	3.50	12/01/2046	201,450	202,046
Fannie Mae Pool	3.00	12/01/2046	192,963	188,193
Fannie Mae Pool	2.50	12/01/2046	22,464	21,216
Fannie Mae Pool	3.00	01/01/2047	169,052	164,874
Fannie Mae Pool	4.50	01/01/2047	48,036	49,783
Fannie Mae Pool	3.00	02/01/2047	286,883	279,788
Fannie Mae Pool	3.50	02/01/2047	38,830	38,933
Fannie Mae Pool	4.50	03/01/2047	190,753	197,686
Fannie Mae Pool	4.50	03/01/2047	169,222	175,386
Fannie Mae Pool	4.50	04/01/2047	174,752	181,112
Fannie Mae Pool	4.00	05/01/2047	251,420	256,392
Fannie Mae Pool	4.00	06/01/2047	271,620	276,977
Fannie Mae Pool	4.00	08/01/2047	180,256	183,802
Fannie Mae Pool	4.00	08/01/2047	98,796	100,738
Fannie Mae Pool	4.00	08/01/2047	70,135	71,515
Fannie Mae Pool	4.00	09/01/2047	196,305	200,162
Fannie Mae Pool	4.50	10/01/2047	117,443	121,702
Fannie Mae Pool	3.50	11/01/2047	119,947	119,956
Fannie Mae Pool	3.50	12/01/2047	489,921	489,958
Fannie Mae Pool	4.50	01/01/2048	47,349	49,059
Fannie Mae Pool [2]	3.50	01/31/2048	1,875,000	1,874,670
Fannie Mae Pool	4.00	02/01/2048	485,750	495,265
Fannie Mae Pool	4.50	02/01/2048	99,875	103,433
Fannie Mae Pool	3.50	03/01/2048	219,523	219,542
Fannie Mae Pool	4.00	03/01/2048	118,370	120,689
Fannie Mae Pool	3.50	04/01/2048	172,744	172,738
Fannie Mae Pool	4.50	05/01/2048	486,505	504,133
Fannie Mae Pool	3.50	05/01/2048	121,506	121,515
Fannie Mae Pool	4.50	05/01/2048	98,476	102,014
Fannie Mae Pool	4.50	05/01/2048	23,875	24,737
Fannie Mae Pool [2]	4.00	05/31/2048	4,075,000	4,153,953
Fannie Mae Pool [2]	4.00	05/31/2048	250,000	254,712
Fannie Mae Pool	4.00	06/01/2048	193,689	197,483
Fannie Mae Pool	4.50	06/01/2048	100,000	103,586
Fannie Mae Pool [2]	4.50	06/30/2048	800,000	828,391
Fannie Mae Pool [2]	4.50	06/30/2048	175,000	181,134
Fannie Mae Pool	4.00	07/01/2048	97,656	99,570

See accompanying Notes to the Quarterly Portfolio of Investments.

40

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Fannie Mae Pool	4.00	08/01/2048	199,703	203,615
Fannie Mae Pool	3.50	08/01/2048	24,842	24,845
Fannie Mae Pool	3.50	10/01/2048	99,991	100,001
Fannie Mae Pool	3.50	10/01/2048	49,849	49,854
Fannie Mae Pool	3.50	11/01/2048	248,745	248,771
Freddie Mac Gold Pool	4.00	10/01/2020	43,047	44,070
Freddie Mac Gold Pool [2]	4.00	07/31/2025	50,000	51,114
Freddie Mac Gold Pool [2]	4.00	07/31/2025	25,000	25,579
Freddie Mac Gold Pool	3.50	10/01/2025	21,062	21,333
Freddie Mac Gold Pool	3.50	11/01/2025	148,823	150,931
Freddie Mac Gold Pool	5.50	12/01/2025	822	868
Freddie Mac Gold Pool	3.50	07/01/2026	61,559	62,353
Freddie Mac Gold Pool	4.00	07/01/2026	53,945	55,360
Freddie Mac Gold Pool	3.50	01/01/2027	97,797	99,119
Freddie Mac Gold Pool	3.00	02/01/2027	75,163	75,454
Freddie Mac Gold Pool	2.50	11/01/2027	94,751	93,696
Freddie Mac Gold Pool	3.00	02/01/2029	178,744	178,954
Freddie Mac Gold Pool	3.00	06/01/2029	211,793	212,042
Freddie Mac Gold Pool	2.50	09/01/2029	100,000	98,436
Freddie Mac Gold Pool	3.00	02/01/2031	207,689	206,994
Freddie Mac Gold Pool	4.50	03/01/2031	143,654	150,127
Freddie Mac Gold Pool	2.50	11/01/2031	222,495	217,251
Freddie Mac Gold Pool	2.50	11/01/2031	46,226	45,136
Freddie Mac Gold Pool	2.50	12/01/2031	200,307	195,586
Freddie Mac Gold Pool	2.00	01/01/2032	194,352	185,964
Freddie Mac Gold Pool	2.50	02/01/2032	189,455	184,990
Freddie Mac Gold Pool	3.00	02/01/2032	97,509	97,182
Freddie Mac Gold Pool [2]	2.50	03/31/2032	75,000	73,204
Freddie Mac Gold Pool	2.50	11/01/2032	305,030	297,841
Freddie Mac Gold Pool	3.00	12/01/2032	192,029	191,386
Freddie Mac Gold Pool [2]	3.00	01/31/2033	475,000	473,319
Freddie Mac Gold Pool	3.00	02/01/2033	185,683	185,061
Freddie Mac Gold Pool	2.50	03/01/2033	182,588	178,285
Freddie Mac Gold Pool [2]	3.50	03/31/2033	50,000	50,632
Freddie Mac Gold Pool	2.50	04/01/2033	98,794	96,465
Freddie Mac Gold Pool	2.50	05/01/2033	98,911	96,579
Freddie Mac Gold Pool	2.50	06/01/2033	194,810	190,219
Freddie Mac Gold Pool	2.50	07/01/2033	183,391	179,069
Freddie Mac Gold Pool	3.50	09/01/2033	121,981	123,552
Freddie Mac Gold Pool	3.00	12/01/2033	99,431	99,098
Freddie Mac Gold Pool	3.50	12/01/2033	75,000	76,015
Freddie Mac Gold Pool	3.00	12/01/2034	442,776	440,378
Freddie Mac Gold Pool	3.50	03/01/2035	176,941	179,181
Freddie Mac Gold Pool	3.00	04/01/2035	50,217	49,746
Freddie Mac Gold Pool	3.50	05/01/2035	153,077	155,015

See accompanying Notes to the Quarterly Portfolio of Investments.

41

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Freddie Mac Gold Pool	4.00	10/01/2035	157,060	162,954
Freddie Mac Gold Pool	5.50	03/01/2036	68,436	73,758
Freddie Mac Gold Pool	4.50	06/01/2036	465,845	484,459
Freddie Mac Gold Pool	3.00	11/01/2036	79,893	79,015
Freddie Mac Gold Pool	3.00	02/01/2037	84,823	83,864
Freddie Mac Gold Pool	5.00	02/01/2037	72,880	77,228
Freddie Mac Gold Pool	5.50	06/01/2037	52,510	56,591
Freddie Mac Gold Pool	3.50	06/01/2037	42,230	42,765
Freddie Mac Gold Pool	5.50	12/01/2037	107,424	115,861
Freddie Mac Gold Pool	5.50	07/01/2038	52,108	55,593
Freddie Mac Gold Pool	5.00	10/01/2038	50,950	53,929
Freddie Mac Gold Pool	5.50	03/01/2039	54,133	57,564
Freddie Mac Gold Pool	5.00	04/01/2039	66,577	69,992
Freddie Mac Gold Pool	4.50	06/01/2039	40,456	42,338
Freddie Mac Gold Pool	4.50	10/01/2039	67,222	70,384
Freddie Mac Gold Pool	4.00	11/01/2039	116,197	119,559
Freddie Mac Gold Pool	5.50	12/01/2039	71,807	75,824
Freddie Mac Gold Pool	5.50	03/01/2040	160,500	171,736
Freddie Mac Gold Pool	4.00	12/01/2040	207,838	213,853
Freddie Mac Gold Pool	4.00	12/01/2040	161,703	166,382
Freddie Mac Gold Pool	4.50	12/01/2040	95,079	99,552
Freddie Mac Gold Pool	5.50	06/01/2041	69,814	75,179
Freddie Mac Gold Pool	5.50	06/01/2041	68,552	73,383
Freddie Mac Gold Pool	4.00	11/01/2041	259,223	266,726
Freddie Mac Gold Pool	3.50	11/01/2041	244,535	246,349
Freddie Mac Gold Pool	3.50	04/01/2042	333,861	336,337
Freddie Mac Gold Pool	3.50	06/01/2042	122,771	123,682
Freddie Mac Gold Pool	3.50	09/01/2042	126,458	127,394
Freddie Mac Gold Pool	3.50	09/01/2042	118,832	119,713
Freddie Mac Gold Pool	3.00	10/01/2042	390,877	384,382
Freddie Mac Gold Pool	3.00	10/01/2042	68,677	67,512
Freddie Mac Gold Pool	3.00	12/01/2042	107,474	105,650
Freddie Mac Gold Pool	3.00	01/01/2043	508,501	499,815
Freddie Mac Gold Pool	3.00	02/01/2043	222,059	218,215
Freddie Mac Gold Pool	3.00	02/01/2043	126,624	124,483
Freddie Mac Gold Pool	2.50	02/01/2043	36,505	34,491
Freddie Mac Gold Pool	3.00	03/01/2043	94,262	92,630
Freddie Mac Gold Pool	3.50	06/01/2043	130,416	131,377
Freddie Mac Gold Pool	3.50	07/01/2043	13,106	13,202
Freddie Mac Gold Pool	3.00	08/01/2043	405,278	398,150
Freddie Mac Gold Pool	3.00	08/01/2043	303,574	297,425
Freddie Mac Gold Pool	3.50	08/01/2043	224,509	226,151
Freddie Mac Gold Pool	4.50	11/01/2043	157,659	163,565
Freddie Mac Gold Pool	3.50	01/01/2044	144,273	145,342
Freddie Mac Gold Pool	4.50	05/01/2044	10,349	10,714

See accompanying Notes to the Quarterly Portfolio of Investments.

42

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Freddie Mac Gold Pool	5.00	06/01/2044	81,122	85,038
Freddie Mac Gold Pool	3.50	06/01/2044	78,760	79,273
Freddie Mac Gold Pool	4.00	07/01/2044	271,348	277,354
Freddie Mac Gold Pool	3.50	01/01/2045	201,787	202,586
Freddie Mac Gold Pool	4.00	01/01/2045	167,983	171,701
Freddie Mac Gold Pool	3.50	02/01/2045	148,717	149,264
Freddie Mac Gold Pool	4.50	03/01/2045	191,712	198,711
Freddie Mac Gold Pool	3.50	07/01/2045	367,460	368,707
Freddie Mac Gold Pool	3.00	09/01/2045	347,442	339,608
Freddie Mac Gold Pool	3.50	11/01/2045	69,871	70,108
Freddie Mac Gold Pool	3.50	12/01/2045	474,754	476,365
Freddie Mac Gold Pool	4.00	12/01/2045	314,607	322,077
Freddie Mac Gold Pool	4.00	12/01/2045	174,428	178,073
Freddie Mac Gold Pool	3.50	01/01/2046	314,198	315,232
Freddie Mac Gold Pool	4.00	01/01/2046	269,236	274,863
Freddie Mac Gold Pool	3.00	03/01/2046	481,644	469,999
Freddie Mac Gold Pool	3.50	03/01/2046	316,618	317,660
Freddie Mac Gold Pool	4.00	03/01/2046	21,097	21,538
Freddie Mac Gold Pool	4.00	04/01/2046	957,530	977,542
Freddie Mac Gold Pool	3.00	04/01/2046	369,727	360,788
Freddie Mac Gold Pool	3.50	04/01/2046	337,062	338,067
Freddie Mac Gold Pool	4.50	04/01/2046	41,090	42,586
Freddie Mac Gold Pool	3.00	05/01/2046	381,561	372,336
Freddie Mac Gold Pool	3.50	06/01/2046	260,840	260,865
Freddie Mac Gold Pool	3.00	09/01/2046	240,512	234,697
Freddie Mac Gold Pool	2.50	09/01/2046	33,614	31,759
Freddie Mac Gold Pool	3.00	11/01/2046	617,528	602,407
Freddie Mac Gold Pool	3.00	11/01/2046	245,275	239,269
Freddie Mac Gold Pool	3.00	12/01/2046	268,627	262,132
Freddie Mac Gold Pool	2.50	12/01/2046	32,294	30,512
Freddie Mac Gold Pool	3.00	01/01/2047	432,441	421,609
Freddie Mac Gold Pool	4.00	03/01/2047	252,440	257,638
Freddie Mac Gold Pool	4.50	03/01/2047	229,360	237,625
Freddie Mac Gold Pool	5.00	03/01/2047	225,267	236,480
Freddie Mac Gold Pool	3.00	03/01/2047	75,403	73,567
Freddie Mac Gold Pool	3.50	04/01/2047	258,988	259,346
Freddie Mac Gold Pool	3.50	11/01/2047	333,350	333,294
Freddie Mac Gold Pool	4.50	11/01/2047	208,677	216,103
Freddie Mac Gold Pool	3.00	12/01/2047	48,798	47,565
Freddie Mac Gold Pool	3.50	12/01/2047	46,768	46,759
Freddie Mac Gold Pool	5.00	02/01/2048	27,552	28,859
Freddie Mac Gold Pool [2]	3.50	02/29/2048	2,800,000	2,798,389
Freddie Mac Gold Pool	3.00	03/01/2048	196,552	191,586
Freddie Mac Gold Pool	3.50	03/01/2048	48,946	48,937
Freddie Mac Gold Pool	3.00	04/01/2048	197,611	192,651

See accompanying Notes to the Quarterly Portfolio of Investments.

43

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Freddie Mac Gold Pool	5.00	05/01/2048	135,175	141,681
Freddie Mac Gold Pool	3.50	05/01/2048	122,165	122,137
Freddie Mac Gold Pool	4.50	05/01/2048	98,786	102,298
Freddie Mac Gold Pool	3.00	06/01/2048	197,570	192,611
Freddie Mac Gold Pool	3.50	06/01/2048	194,437	194,390
Freddie Mac Gold Pool [2]	4.00	06/30/2048	2,475,000	2,523,098
Freddie Mac Gold Pool [2]	4.00	06/30/2048	200,000	203,714
Freddie Mac Gold Pool	3.50	07/01/2048	493,280	493,159
Freddie Mac Gold Pool	4.50	07/01/2048	191,200	197,996
Freddie Mac Gold Pool	5.00	07/01/2048	25,000	26,249
Freddie Mac Gold Pool [2]	4.50	07/31/2048	475,000	491,669
Freddie Mac Gold Pool [2]	4.50	07/31/2048	175,000	181,039
Freddie Mac Gold Pool	4.00	08/01/2048	488,813	498,448
Freddie Mac Gold Pool	3.50	08/01/2048	99,359	99,333
Freddie Mac Gold Pool	4.00	09/01/2048	100,000	101,966
Freddie Mac Gold Pool	4.50	09/01/2048	99,496	103,004
Freddie Mac Gold Pool	4.00	09/01/2048	94,787	96,651
Freddie Mac Gold Pool	3.50	10/01/2048	199,595	199,540
Ginnie Mae I Pool	5.50	07/15/2038	151,098	160,790
Ginnie Mae I Pool	5.50	12/15/2038	73,799	78,602
Ginnie Mae I Pool	5.00	03/15/2039	37,280	39,507
Ginnie Mae I Pool	5.00	04/15/2039	184,850	195,958
Ginnie Mae I Pool	5.00	07/15/2039	31,460	33,337
Ginnie Mae I Pool	4.50	11/15/2039	90,658	94,694
Ginnie Mae I Pool	5.00	12/15/2039	3,432	3,638
Ginnie Mae I Pool	4.50	05/15/2040	20,235	21,181
Ginnie Mae I Pool	4.50	08/15/2040	4,969	5,191
Ginnie Mae I Pool	5.00	12/15/2040	33,507	35,502
Ginnie Mae I Pool	5.00	04/15/2041	29,060	30,298
Ginnie Mae I Pool	5.00	05/15/2041	135,091	141,269
Ginnie Mae I Pool	3.00	11/15/2042	123,795	122,392
Ginnie Mae I Pool	3.00	05/15/2043	14,367	14,253
Ginnie Mae I Pool	3.50	11/15/2044	22,064	22,227
Ginnie Mae I Pool	3.50	02/15/2045	219,084	220,701
Ginnie Mae I Pool	3.00	03/15/2045	138,129	136,156
Ginnie Mae I Pool	3.50	03/15/2045	39,348	39,639
Ginnie Mae I Pool	4.00	07/15/2045	26,402	27,071
Ginnie Mae I Pool	3.00	08/15/2045	151,200	149,040
Ginnie Mae I Pool	4.00	12/15/2045	29,061	29,799
Ginnie Mae I Pool	4.00	03/15/2046	166,061	170,487
Ginnie Mae I Pool	4.00	03/15/2046	51,495	52,798
Ginnie Mae I Pool	4.00	05/15/2046	65,168	66,817
Ginnie Mae I Pool	3.50	06/15/2046	124,782	125,703
Ginnie Mae I Pool	4.50	08/15/2046	203,771	212,282
Ginnie Mae I Pool	4.50	08/15/2046	102,963	107,424

See accompanying Notes to the Quarterly Portfolio of Investments.

44

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Ginnie Mae I Pool	2.50	09/15/2046	49,498	47,360
Ginnie Mae I Pool	4.50	10/15/2046	66,976	69,446
Ginnie Mae I Pool	4.00	07/15/2047	74,993	76,909
Ginnie Mae I Pool	4.50	12/15/2047	94,361	97,942
Ginnie Mae II Pool	3.00	01/20/2027	234,888	235,043
Ginnie Mae II Pool	2.50	08/20/2027	31,029	30,586
Ginnie Mae II Pool	2.50	03/20/2028	28,315	27,910
Ginnie Mae II Pool	3.00	10/20/2028	29,369	29,461
Ginnie Mae II Pool	3.50	07/20/2030	49,375	50,364
Ginnie Mae II Pool	2.50	12/20/2030	146,660	143,834
Ginnie Mae II Pool	3.00	07/20/2032	40,520	40,471
Ginnie Mae II Pool	5.50	02/20/2034	16,218	17,319
Ginnie Mae II Pool	5.00	06/20/2040	33,057	35,233
Ginnie Mae II Pool	4.00	08/20/2040	55,281	57,098
Ginnie Mae II Pool	5.00	09/20/2040	69,960	74,235
Ginnie Mae II Pool	4.00	10/20/2040	57,509	59,400
Ginnie Mae II Pool	4.50	10/20/2040	42,120	44,197
Ginnie Mae II Pool	4.00	01/20/2041	52,280	53,999
Ginnie Mae II Pool	4.00	04/20/2041	50,510	52,170
Ginnie Mae II Pool	4.50	04/20/2041	34,959	36,685
Ginnie Mae II Pool	5.00	04/20/2041	6,722	7,130
Ginnie Mae II Pool	4.50	05/20/2041	140,003	146,903
Ginnie Mae II Pool	4.50	08/20/2041	258,178	270,855
Ginnie Mae II Pool	4.00	10/20/2041	57,834	59,733
Ginnie Mae II Pool	4.00	04/20/2042	55,195	57,009
Ginnie Mae II Pool	3.50	04/20/2042	43,057	43,547
Ginnie Mae II Pool	3.50	05/20/2042	290,013	293,317
Ginnie Mae II Pool	3.50	08/20/2042	163,871	165,736
Ginnie Mae II Pool	3.00	08/20/2042	102,499	101,785
Ginnie Mae II Pool	3.00	09/20/2042	246,639	244,920
Ginnie Mae II Pool	3.50	09/20/2042	85,466	86,440
Ginnie Mae II Pool	3.50	10/20/2042	253,721	256,609
Ginnie Mae II Pool	3.00	11/20/2042	300,249	298,156
Ginnie Mae II Pool	3.50	01/20/2043	355,477	359,526
Ginnie Mae II Pool	3.00	01/20/2043	312,087	309,911
Ginnie Mae II Pool	3.50	03/20/2043	117,069	118,907
Ginnie Mae II Pool	3.50	04/20/2043	116,677	118,005
Ginnie Mae II Pool	3.50	05/20/2043	94,071	95,143
Ginnie Mae II Pool	3.50	08/20/2043	189,328	191,484
Ginnie Mae II Pool	3.50	09/20/2043	192,879	195,075
Ginnie Mae II Pool	3.00	11/20/2043	250,445	248,699
Ginnie Mae II Pool	5.00	12/20/2043	14,008	14,790
Ginnie Mae II Pool	3.50	02/20/2044	256,434	258,249
Ginnie Mae II Pool	3.50	07/20/2044	217,295	219,434
Ginnie Mae II Pool	4.50	07/20/2044	10,326	10,829

See accompanying Notes to the Quarterly Portfolio of Investments.

45

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Ginnie Mae II Pool	3.50	10/20/2044	277,500	280,018
Ginnie Mae II Pool	4.50	10/20/2044	13,473	14,127
Ginnie Mae II Pool	3.50	02/20/2045	304,648	307,178
Ginnie Mae II Pool	3.00	02/20/2045	177,922	176,553
Ginnie Mae II Pool	3.50	03/20/2045	258,779	260,928
Ginnie Mae II Pool	4.50	03/20/2045	153,999	161,489
Ginnie Mae II Pool	5.50	03/20/2045	118,020	126,100
Ginnie Mae II Pool	3.00	04/20/2045	311,656	308,006
Ginnie Mae II Pool	3.50	04/20/2045	257,944	260,086
Ginnie Mae II Pool	3.50	07/20/2045	372,292	375,384
Ginnie Mae II Pool	3.50	09/20/2045	279,518	281,840
Ginnie Mae II Pool	4.00	10/20/2045	200,725	206,266
Ginnie Mae II Pool	4.00	11/20/2045	292,361	301,576
Ginnie Mae II Pool	3.50	11/20/2045	185,695	187,467
Ginnie Mae II Pool	3.50	12/20/2045	279,155	281,009
Ginnie Mae II Pool	3.50	01/20/2046	237,889	239,828
Ginnie Mae II Pool	3.50	03/20/2046	283,104	285,368
Ginnie Mae II Pool	4.00	03/20/2046	226,029	232,589
Ginnie Mae II Pool	3.00	03/20/2046	191,077	188,623
Ginnie Mae II Pool	3.50	04/20/2046	302,462	304,835
Ginnie Mae II Pool	3.00	04/20/2046	195,819	193,243
Ginnie Mae II Pool	5.00	04/20/2046	99,162	104,717
Ginnie Mae II Pool	3.00	05/20/2046	341,698	337,254
Ginnie Mae II Pool	3.50	05/20/2046	314,738	317,110
Ginnie Mae II Pool	4.50	05/20/2046	138,580	145,298
Ginnie Mae II Pool	3.00	06/20/2046	354,197	349,319
Ginnie Mae II Pool	3.50	06/20/2046	213,609	215,185
Ginnie Mae II Pool	5.00	06/20/2046	93,148	98,387
Ginnie Mae II Pool	3.00	07/20/2046	363,145	358,200
Ginnie Mae II Pool	3.50	07/20/2046	217,479	219,017
Ginnie Mae II Pool	4.00	07/20/2046	100,503	103,300
Ginnie Mae II Pool	4.50	07/20/2046	82,236	86,223
Ginnie Mae II Pool	3.00	08/20/2046	232,296	229,097
Ginnie Mae II Pool	3.50	08/20/2046	221,728	223,296
Ginnie Mae II Pool	5.00	08/20/2046	102,698	108,463
Ginnie Mae II Pool	3.00	09/20/2046	228,438	225,397
Ginnie Mae II Pool	3.00	10/20/2046	230,962	227,710
Ginnie Mae II Pool	3.50	10/20/2046	175,212	176,398
Ginnie Mae II Pool	5.50	10/20/2046	55,114	58,763
Ginnie Mae II Pool	3.00	11/20/2046	233,799	230,470
Ginnie Mae II Pool	3.50	11/20/2046	215,739	217,172
Ginnie Mae II Pool	3.00	11/20/2046	202,787	200,092
Ginnie Mae II Pool	4.50	11/20/2046	147,144	154,836
Ginnie Mae II Pool	2.50	11/20/2046	82,195	78,733
Ginnie Mae II Pool	3.00	12/20/2046	237,143	233,729

See accompanying Notes to the Quarterly Portfolio of Investments.

46

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

Mortgage-Backed Securities — 14.37%
Ginnie Mae II Pool	3.50	12/20/2046	222,441	223,918
Ginnie Mae II Pool	2.50	12/20/2046	104,268	99,876
Ginnie Mae II Pool	4.50	12/20/2046	63,165	66,427
Ginnie Mae II Pool	3.00	01/20/2047	239,765	236,302
Ginnie Mae II Pool	4.50	01/20/2047	165,468	173,486
Ginnie Mae II Pool	4.00	01/20/2047	163,214	167,230
Ginnie Mae II Pool	2.50	01/20/2047	28,227	27,038
Ginnie Mae II Pool	3.00	02/20/2047	331,125	326,338
Ginnie Mae II Pool	3.50	02/20/2047	236,856	238,429
Ginnie Mae II Pool	4.00	02/20/2047	204,505	209,537
Ginnie Mae II Pool [2]	3.00	04/30/2047	1,325,000	1,304,789
Ginnie Mae II Pool	3.50	06/20/2047	171,877	173,018
Ginnie Mae II Pool	4.00	06/20/2047	81,572	83,579
Ginnie Mae II Pool	4.00	08/20/2047	85,020	87,112
Ginnie Mae II Pool	3.00	10/20/2047	184,021	181,280
Ginnie Mae II Pool	4.50	10/20/2047	38,326	39,683
Ginnie Mae II Pool	3.50	11/20/2047	185,774	187,008
Ginnie Mae II Pool	3.00	11/20/2047	23,557	23,205
Ginnie Mae II Pool	3.00	12/20/2047	265,363	261,382
Ginnie Mae II Pool	3.50	12/20/2047	257,482	259,192
Ginnie Mae II Pool [2]	3.50	12/31/2047	3,050,000	3,068,824
Ginnie Mae II Pool	3.50	01/20/2048	595,452	599,406
Ginnie Mae II Pool	3.00	02/20/2048	291,835	287,455
Ginnie Mae II Pool	3.50	02/20/2048	190,039	191,301
Ginnie Mae II Pool	3.00	03/20/2048	387,080	381,269
Ginnie Mae II Pool	5.00	03/20/2048	88,346	92,074
Ginnie Mae II Pool [2]	4.00	04/30/2048	4,900,000	5,017,141
Ginnie Mae II Pool [2]	4.00	04/30/2048	100,000	102,321
Ginnie Mae II Pool	4.50	05/20/2048	99,999	103,542
Ginnie Mae II Pool [2]	5.00	05/31/2048	275,000	286,204
Ginnie Mae II Pool [2]	5.00	05/31/2048	150,000	155,909
Ginnie Mae II Pool	3.50	06/20/2048	193,001	194,283
Ginnie Mae II Pool [2]	4.50	06/30/2048	1,275,000	1,319,301
Ginnie Mae II Pool [2]	4.50	06/30/2048	250,000	258,381

Total Mortgage-Backed Securities (Cost $116,945,784)				114,409,151

U.S. Government Agency Obligations — 0.55%
Federal Farm Credit Banks	2.35	02/12/2021	250,000	248,928
Federal Home Loan Banks	2.13	02/11/2020	250,000	248,829
Federal Home Loan Banks	2.63	05/28/2020	200,000	200,289
Federal Home Loan Banks	1.38	09/28/2020	220,000	215,552
Federal Home Loan Banks	2.25	01/29/2021	75,000	74,532
Federal Home Loan Banks	2.25	01/29/2021	25,000	24,855
Federal Home Loan Banks	1.12	07/14/2021	485,000	468,396
Federal Home Loan Banks	2.51	12/29/2022	100,000	98,956

See accompanying Notes to the Quarterly Portfolio of Investments.

47

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Government Agency Obligations — 0.55%
Federal Home Loan Banks	5.50	07/15/2036	120,000	154,293
Federal Home Loan Mortgage Corp	1.70	09/29/2020	10,000	9,837
Federal Home Loan Mortgage Corp	2.38	01/13/2022	485,000	483,069
Federal Home Loan Mortgage Corp	6.25	07/15/2032	242,000	323,130
Federal National Mortgage Association	2.62	09/06/2024	485,000	483,311
Federal National Mortgage Association	6.25	05/15/2029	109,000	139,779
Federal National Mortgage Association	6.63	11/15/2030	485,000	650,107
Tennessee Valley Authority	3.88	02/15/2021	97,000	99,551
Tennessee Valley Authority	2.88	09/15/2024	65,000	65,393
Tennessee Valley Authority	7.13	05/01/2030	73,000	100,542
Tennessee Valley Authority	5.25	09/15/2039	107,000	134,003
Tennessee Valley Authority	4.63	09/15/2060	97,000	117,641
Tennessee Valley Authority	4.25	09/15/2065	39,000	44,373

Total U.S. Government Agency Obligations (Cost $4,600,395)				4,385,366

U.S. Treasury Obligations — 19.74%
United States Treasury Note/Bond	1.38	01/15/2020	467,000	461,108
United States Treasury Note/Bond	1.25	01/31/2020	888,000	875,166
United States Treasury Note/Bond	2.00	01/31/2020	520,000	516,608
United States Treasury Note/Bond	1.38	01/31/2020	485,000	478,653
United States Treasury Note/Bond	1.38	02/15/2020	1,282,000	1,264,322
United States Treasury Note/Bond	3.62	02/15/2020	1,052,000	1,063,424
United States Treasury Note/Bond	1.38	02/29/2020	1,279,000	1,261,114
United States Treasury Note/Bond	1.25	02/29/2020	1,070,000	1,053,532
United States Treasury Note/Bond	2.25	02/29/2020	660,000	657,345
United States Treasury Note/Bond	1.62	03/15/2020	1,140,000	1,127,264
United States Treasury Note/Bond	1.38	03/31/2020	689,000	678,880
United States Treasury Note/Bond	2.25	03/31/2020	600,000	597,539
United States Treasury Note/Bond	1.12	03/31/2020	350,000	343,916
United States Treasury Note/Bond	1.50	04/15/2020	375,000	370,005
United States Treasury Note/Bond	1.38	04/30/2020	689,000	678,396
United States Treasury Note/Bond	2.38	04/30/2020	300,000	299,203
United States Treasury Note/Bond	1.12	04/30/2020	39,000	38,266
United States Treasury Note/Bond	3.50	05/15/2020	757,000	766,433
United States Treasury Note/Bond	1.50	05/15/2020	600,000	591,469
United States Treasury Note/Bond	2.50	05/31/2020	800,000	799,281
United States Treasury Note/Bond	1.50	05/31/2020	739,000	728,146
United States Treasury Note/Bond	1.38	05/31/2020	252,000	247,935
United States Treasury Note/Bond	1.50	06/15/2020	40,000	39,419
United States Treasury Note/Bond	2.50	06/30/2020	975,000	974,238
United States Treasury Note/Bond	1.62	06/30/2020	839,000	827,660
United States Treasury Note/Bond	1.88	06/30/2020	285,000	282,172
United States Treasury Note/Bond	2.62	07/31/2020	1,300,000	1,301,574
United States Treasury Note/Bond	2.00	07/31/2020	540,000	535,549
United States Treasury Note/Bond	1.62	07/31/2020	339,000	334,193

See accompanying Notes to the Quarterly Portfolio of Investments.

48

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Treasury Obligations — 19.74%
United States Treasury Note/Bond	2.62	08/15/2020	802,000	803,128
United States Treasury Note/Bond	1.50	08/15/2020	585,000	575,425
United States Treasury Note/Bond	8.75	08/15/2020	195,000	213,944
United States Treasury Note/Bond	2.12	08/31/2020	628,000	623,830
United States Treasury Note/Bond	1.38	09/15/2020	585,000	573,940
United States Treasury Note/Bond	1.38	09/30/2020	1,071,000	1,049,957
United States Treasury Note/Bond	2.00	09/30/2020	985,000	976,266
United States Treasury Note/Bond	2.75	09/30/2020	750,000	752,812
United States Treasury Note/Bond	1.38	10/31/2020	970,000	950,297
United States Treasury Note/Bond	2.88	10/31/2020	740,000	744,625
United States Treasury Note/Bond	1.75	10/31/2020	479,000	472,451
United States Treasury Note/Bond	2.62	11/15/2020	1,216,000	1,218,232
United States Treasury Note/Bond	1.75	11/15/2020	340,000	335,245
United States Treasury Note/Bond	1.62	11/30/2020	970,000	954,010
United States Treasury Note/Bond	2.00	11/30/2020	866,000	857,983
United States Treasury Note/Bond	2.75	11/30/2020	760,000	763,444
United States Treasury Note/Bond	1.88	12/15/2020	405,000	400,175
United States Treasury Note/Bond	1.75	12/31/2020	970,000	956,170
United States Treasury Note/Bond	2.50	12/31/2020	780,000	779,805
United States Treasury Note/Bond	2.38	12/31/2020	602,000	600,660
United States Treasury Note/Bond	2.00	01/15/2021	180,000	178,186
United States Treasury Note/Bond	1.38	01/31/2021	1,140,000	1,113,860
United States Treasury Note/Bond	2.12	01/31/2021	306,000	303,645
United States Treasury Note/Bond	3.62	02/15/2021	680,000	695,725
United States Treasury Note/Bond	2.25	02/15/2021	525,000	522,149
United States Treasury Note/Bond	1.12	02/28/2021	970,000	941,999
United States Treasury Note/Bond	2.38	03/15/2021	110,000	109,708
United States Treasury Note/Bond	1.25	03/31/2021	340,000	330,969
United States Treasury Note/Bond	2.38	04/15/2021	1,150,000	1,147,125
United States Treasury Note/Bond	1.38	04/30/2021	970,000	946,053
United States Treasury Note/Bond	2.62	05/15/2021	1,140,000	1,143,652
United States Treasury Note/Bond	3.12	05/15/2021	970,000	984,398
United States Treasury Note/Bond	1.38	05/31/2021	411,000	400,436
United States Treasury Note/Bond	2.00	05/31/2021	319,000	315,461
United States Treasury Note/Bond	2.62	06/15/2021	1,350,000	1,354,482
United States Treasury Note/Bond	1.12	06/30/2021	83,000	80,332
United States Treasury Note/Bond	2.62	07/15/2021	1,700,000	1,706,043
United States Treasury Note/Bond	1.12	07/31/2021	602,000	581,659
United States Treasury Note/Bond	2.75	08/15/2021	1,200,000	1,208,109
United States Treasury Note/Bond	2.12	08/15/2021	477,000	472,659
United States Treasury Note/Bond	2.00	08/31/2021	370,000	365,404
United States Treasury Note/Bond	1.12	08/31/2021	165,000	159,264
United States Treasury Note/Bond	2.75	09/15/2021	700,000	704,867
United States Treasury Note/Bond	2.12	09/30/2021	543,000	537,846
United States Treasury Note/Bond	1.12	09/30/2021	182,000	175,538

See accompanying Notes to the Quarterly Portfolio of Investments.

49

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Treasury Obligations — 19.74%
United States Treasury Note/Bond	2.88	10/15/2021	700,000	707,383
United States Treasury Note/Bond	1.25	10/31/2021	673,000	650,549
United States Treasury Note/Bond	2.00	10/31/2021	594,000	586,366
United States Treasury Note/Bond	2.00	11/15/2021	810,000	799,527
United States Treasury Note/Bond	2.88	11/15/2021	725,000	733,071
United States Treasury Note/Bond	8.00	11/15/2021	182,000	209,520
United States Treasury Note/Bond	1.75	11/30/2021	824,000	807,391
United States Treasury Note/Bond	1.88	11/30/2021	289,000	284,259
United States Treasury Note/Bond	2.62	12/15/2021	740,000	743,289
United States Treasury Note/Bond	2.00	12/31/2021	444,000	437,930
United States Treasury Note/Bond	2.12	12/31/2021	56,000	55,449
United States Treasury Note/Bond	1.88	01/31/2022	729,000	716,015
United States Treasury Note/Bond	1.50	01/31/2022	575,000	558,581
United States Treasury Note/Bond	2.00	02/15/2022	380,000	374,656
United States Treasury Note/Bond	1.75	02/28/2022	680,000	665,178
United States Treasury Note/Bond	1.88	02/28/2022	665,000	652,921
United States Treasury Note/Bond	1.88	03/31/2022	775,000	760,469
United States Treasury Note/Bond	1.75	03/31/2022	478,000	467,282
United States Treasury Note/Bond	1.88	04/30/2022	670,000	657,176
United States Treasury Note/Bond	1.75	04/30/2022	370,000	361,429
United States Treasury Note/Bond	1.75	05/15/2022	250,000	244,131
United States Treasury Note/Bond	1.75	05/31/2022	845,000	824,931
United States Treasury Note/Bond	1.88	05/31/2022	425,000	416,633
United States Treasury Note/Bond	1.75	06/30/2022	840,000	819,656
United States Treasury Note/Bond	2.12	06/30/2022	600,000	592,875
United States Treasury Note/Bond	1.88	07/31/2022	335,000	328,051
United States Treasury Note/Bond	2.00	07/31/2022	236,000	232,110
United States Treasury Note/Bond	1.62	08/31/2022	675,000	654,750
United States Treasury Note/Bond	1.88	08/31/2022	396,000	387,523
United States Treasury Note/Bond	1.88	09/30/2022	670,000	655,422
United States Treasury Note/Bond	1.88	10/31/2022	1,050,000	1,026,539
United States Treasury Note/Bond	2.00	10/31/2022	650,000	638,473
United States Treasury Note/Bond	2.00	11/30/2022	737,000	723,584
United States Treasury Note/Bond	2.12	12/31/2022	914,000	901,111
United States Treasury Note/Bond	1.75	01/31/2023	1,730,000	1,679,925
United States Treasury Note/Bond	2.38	01/31/2023	680,000	676,866
United States Treasury Note/Bond	2.00	02/15/2023	762,000	747,147
United States Treasury Note/Bond	7.12	02/15/2023	125,000	147,378
United States Treasury Note/Bond	2.62	02/28/2023	1,000,000	1,005,078
United States Treasury Note/Bond	1.50	02/28/2023	1,000,000	960,742
United States Treasury Note/Bond	2.50	03/31/2023	1,150,000	1,150,135
United States Treasury Note/Bond	1.50	03/31/2023	550,000	527,957
United States Treasury Note/Bond	2.75	04/30/2023	1,500,000	1,515,410
United States Treasury Note/Bond	1.62	04/30/2023	1,133,000	1,092,504
United States Treasury Note/Bond	1.75	05/15/2023	1,740,000	1,686,033

See accompanying Notes to the Quarterly Portfolio of Investments.

50

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Treasury Obligations — 19.74%
United States Treasury Note/Bond	2.75	05/31/2023	900,000	909,809
United States Treasury Note/Bond	1.62	05/31/2023	641,000	617,538
United States Treasury Note/Bond	2.62	06/30/2023	1,200,000	1,206,234
United States Treasury Note/Bond	1.38	06/30/2023	1,110,000	1,056,841
United States Treasury Note/Bond	2.75	07/31/2023	710,000	717,571
United States Treasury Note/Bond	1.25	07/31/2023	38,000	35,938
United States Treasury Note/Bond	2.50	08/15/2023	724,000	723,774
United States Treasury Note/Bond	2.75	08/31/2023	730,000	738,184
United States Treasury Note/Bond	2.88	09/30/2023	1,040,000	1,056,900
United States Treasury Note/Bond	2.88	10/31/2023	760,000	772,647
United States Treasury Note/Bond	2.75	11/15/2023	1,411,000	1,426,433
United States Treasury Note/Bond	2.88	11/30/2023	1,100,000	1,119,164
United States Treasury Note/Bond	2.12	11/30/2023	182,000	178,715
United States Treasury Note/Bond	2.62	12/31/2023	800,000	804,131
United States Treasury Note/Bond	2.25	12/31/2023	519,000	512,431
United States Treasury Note/Bond	2.25	01/31/2024	679,000	670,168
United States Treasury Note/Bond	2.75	02/15/2024	625,000	631,689
United States Treasury Note/Bond	2.12	02/29/2024	728,000	714,037
United States Treasury Note/Bond	2.12	03/31/2024	440,000	431,320
United States Treasury Note/Bond	2.00	04/30/2024	940,000	915,178
United States Treasury Note/Bond	2.50	05/15/2024	1,302,000	1,299,610
United States Treasury Note/Bond	2.00	05/31/2024	970,000	943,780
United States Treasury Note/Bond	2.00	06/30/2024	690,000	670,971
United States Treasury Note/Bond	2.12	07/31/2024	690,000	674,987
United States Treasury Note/Bond	2.38	08/15/2024	1,276,000	1,264,287
United States Treasury Note/Bond	1.88	08/31/2024	855,000	825,108
United States Treasury Note/Bond	2.12	09/30/2024	680,000	664,488
United States Treasury Note/Bond	2.25	11/15/2024	1,069,000	1,050,585
United States Treasury Note/Bond	2.12	11/30/2024	595,000	580,753
United States Treasury Note/Bond	2.25	12/31/2024	565,000	555,112
United States Treasury Note/Bond	2.50	01/31/2025	560,000	557,812
United States Treasury Note/Bond	2.00	02/15/2025	958,000	926,678
United States Treasury Note/Bond	2.75	02/28/2025	830,000	838,397
United States Treasury Note/Bond	2.62	03/31/2025	580,000	581,722
United States Treasury Note/Bond	2.88	04/30/2025	900,000	915,609
United States Treasury Note/Bond	2.12	05/15/2025	1,871,000	1,820,717
United States Treasury Note/Bond	2.88	05/31/2025	800,000	813,781
United States Treasury Note/Bond	2.75	06/30/2025	595,000	600,996
United States Treasury Note/Bond	2.88	07/31/2025	445,000	452,788
United States Treasury Note/Bond	2.00	08/15/2025	1,325,000	1,277,383
United States Treasury Note/Bond	2.75	08/31/2025	775,000	782,568
United States Treasury Note/Bond	3.00	09/30/2025	600,000	615,398
United States Treasury Note/Bond	3.00	10/31/2025	650,000	666,834
United States Treasury Note/Bond	2.25	11/15/2025	1,030,000	1,007,268
United States Treasury Note/Bond	2.88	11/30/2025	625,000	636,206

See accompanying Notes to the Quarterly Portfolio of Investments.

51

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $	Value $

U.S. Treasury Obligations — 19.74%
United States Treasury Note/Bond	2.62	12/31/2025	625,000	626,777
United States Treasury Note/Bond	2.00	11/15/2026	1,532,000	1,462,402
United States Treasury Note/Bond	2.25	02/15/2027	1,164,000	1,130,262
United States Treasury Note/Bond	6.62	02/15/2027	290,000	374,383
United States Treasury Note/Bond	2.38	05/15/2027	910,000	890,947
United States Treasury Note/Bond	2.25	08/15/2027	750,000	725,830
United States Treasury Note/Bond	6.38	08/15/2027	300,000	385,477
United States Treasury Note/Bond	2.25	11/15/2027	2,180,000	2,105,829
United States Treasury Note/Bond	2.75	02/15/2028	625,000	628,223
United States Treasury Note/Bond	2.88	05/15/2028	1,640,000	1,665,177
United States Treasury Note/Bond	2.88	08/15/2028	1,160,000	1,177,944
United States Treasury Note/Bond	5.50	08/15/2028	130,000	160,601
United States Treasury Note/Bond	3.12	11/15/2028	1,345,000	1,395,122
United States Treasury Note/Bond	5.25	11/15/2028	490,000	596,805
United States Treasury Note/Bond	5.25	02/15/2029	30,000	36,669
United States Treasury Note/Bond	6.12	08/15/2029	199,000	261,024
United States Treasury Note/Bond	6.25	05/15/2030	172,000	230,675
United States Treasury Note/Bond	5.38	02/15/2031	608,000	772,445
United States Treasury Note/Bond	4.50	02/15/2036	297,000	366,076
United States Treasury Note/Bond	5.00	05/15/2037	75,000	98,438
United States Treasury Note/Bond	4.38	02/15/2038	320,000	391,988
United States Treasury Note/Bond	4.50	05/15/2038	347,000	431,920
United States Treasury Note/Bond	3.50	02/15/2039	310,000	339,075
United States Treasury Note/Bond	4.25	05/15/2039	533,000	642,994
United States Treasury Note/Bond	4.50	08/15/2039	390,000	486,007
United States Treasury Note/Bond	4.38	11/15/2039	539,000	660,822
United States Treasury Note/Bond	4.62	02/15/2040	147,000	186,300
United States Treasury Note/Bond	4.38	05/15/2040	275,000	337,584
United States Treasury Note/Bond	3.88	08/15/2040	275,000	315,788
United States Treasury Note/Bond	3.75	08/15/2041	10,000	11,281
United States Treasury Note/Bond	3.12	11/15/2041	360,000	368,592
United States Treasury Note/Bond	3.12	02/15/2042	325,000	332,693
United States Treasury Note/Bond	3.00	05/15/2042	315,000	315,345
United States Treasury Note/Bond	2.75	08/15/2042	582,000	557,129
United States Treasury Note/Bond	2.75	11/15/2042	625,000	597,583
United States Treasury Note/Bond	3.12	02/15/2043	160,000	163,206
United States Treasury Note/Bond	2.88	05/15/2043	744,000	726,301
United States Treasury Note/Bond	3.62	08/15/2043	24,000	26,566
United States Treasury Note/Bond	3.75	11/15/2043	551,000	622,307
United States Treasury Note/Bond	3.62	02/15/2044	744,000	824,154
United States Treasury Note/Bond	3.38	05/15/2044	1,451,000	1,545,428
United States Treasury Note/Bond	3.12	08/15/2044	707,000	721,720
United States Treasury Note/Bond	3.00	11/15/2044	775,000	773,819
United States Treasury Note/Bond	2.50	02/15/2045	1,238,000	1,121,938
United States Treasury Note/Bond	3.00	05/15/2045	1,423,000	1,420,276

See accompanying Notes to the Quarterly Portfolio of Investments.

52

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

	Coupon Rate %	Maturity Date	Principal Amount $ /Shares	Value $

U.S. Treasury Obligations — 19.74%
United States Treasury Note/Bond	2.88	08/15/2045	362,000	352,582
United States Treasury Note/Bond	3.00	11/15/2045	1,005,000	1,002,919
United States Treasury Note/Bond	2.50	02/15/2046	953,000	860,380
United States Treasury Note/Bond	2.50	05/15/2046	946,000	853,137
United States Treasury Note/Bond	2.25	08/15/2046	1,011,000	864,050
United States Treasury Note/Bond	2.88	11/15/2046	1,133,000	1,101,621
United States Treasury Note/Bond	3.00	02/15/2047	1,000,000	997,188
United States Treasury Note/Bond	3.00	05/15/2047	575,000	572,529
United States Treasury Note/Bond	2.75	08/15/2047	440,000	416,711
United States Treasury Note/Bond	2.75	11/15/2047	680,000	643,423
United States Treasury Note/Bond	3.00	02/15/2048	800,000	795,719
United States Treasury Note/Bond	3.12	05/15/2048	675,000	687,814
United States Treasury Note/Bond	3.00	08/15/2048	1,230,000	1,224,186
United States Treasury Note/Bond	3.38	11/15/2048	370,000	395,669

Total U.S. Treasury Obligations (Cost $160,049,413)				157,180,573

SHORT-TERM INVESTMENTS — 3.66%
Money Market Fund — 3.66%
Goldman Sachs Financial Square
Government Fund - Institutional Shares	2.34[3]		29,139,951	29,139,951

Total Short-Term Investments (Cost $29,139,951)				29,139,951

Total Investments (Cost $896,035,069) — 103.25%				822,079,665

TBA SALES COMMITMENTS — (0.06%)
Mortgage-Backed Securities — (0.06%)
Fannie Mae Pool	2.50	02/28/2046	(25,000)	(23,604)
Fannie Mae Pool	3.00	04/30/2047	(25,000)	(24,385)
Fannie Mae Pool	3.00	04/30/2047	(100,000)	(97,470)
Fannie Mae Pool	5.00	05/31/2048	(125,000)	(130,928)
Fannie Mae Pool	5.50	07/31/2048	(100,000)	(105,812)
Freddie Mac Gold Pool	3.00	06/30/2047	(50,000)	(48,702)
Ginnie Mae I Pool	5.00	06/30/2038	(75,000)	(77,909)

Total TBA SALES COMMITMENTS (Proceeds $507,646)				(508,810)

Liabilities in excess of other assets — (3.19%)				$(25,408,154)

Net Assets — 100.00%				$796,162,701

*	Non-income producing.
[1]	Zero coupon bond.
[2]	TBA - To be announced.
[3]	Rate disclosed is the 7-day yield at December 31, 2018.

See accompanying Notes to the Quarterly Portfolio of Investments.

53

VERPLANCK BALANCED FUND

Portfolio of Investments

December 31, 2018 (Unaudited)

(a)

Variable rate investments. The rate shown is based on the latest available information as of December 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

Legend

LLC	Limited Liability Company
LP	Limited Partnership
Ltd	Limited
PLC	Public Limited Company
TBA	To Be Announced

See accompanying Notes to the Quarterly Portfolio of Investments.

54

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2018

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Verplanck Balanced Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amounts approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate the NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Securities that do not have a readily available current market value are valued in accordance with the procedures adopted by the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Advisor the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

The following is a summary of the inputs used, as of December 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value at 12/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Asset-Backed Securities	$2,158,465	$—	$2,158,465	$—
Common Stocks	389,531,727	389,531,727	—	—
Corporate Bonds and Notes	107,523,614	—	107,523,614	—
Foreign Government Bonds & Notes	6,392,146	—	6,392,146	—
Municipal Bonds	3,220,454	—	3,220,454	—
Commercial Mortgage-Backed Securities	8,138,218	—	8,138,218	—
Mortgage-Backed Securities	114,409,151	—	114,409,151	—
U.S. Government Agency Obligations	4,385,366	—	4,385,366	—
U.S. Treasury Obligations	157,180,573	—	157,180,573	—
Short-Term Investments	29,139,951	29,139,951	—	—

Total Assets	$822,079,665	$418,671,678	$403,407,987	$—

Liabilities
TBA Sale Commitments	$(508,810)	$—	$(508,810)	$—

Total Liabilities	$(508,810)	$—	$(508,810)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended December 31, 2018, there were no transfers between Levels.

56

VERPLANCK BALANCED FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

December 31, 2018

(Unaudited)

B. Federal Tax Cost:

Federal tax cost*	$895,527,423

Gross unrealized appreciation	4,598,844
Gross unrealized depreciation	(78,555,412)

Net unrealized depreciation	$(73,956,568)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

57

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date February 26, 2019

By (Signature and Title)*	/s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date February 26, 2019

* Print the name and title of each signing officer under his or her signature.